As filed with the Securities and Exchange Commission on April 29, 1998

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                 ____________

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933 ( X )

                     Post-Effective Amendment No. 44 ( X )

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940 ( X )

                            Amendment No. 46 ( X )

                       (Check appropriate box or boxes)

                                  __________

                              GOLDMAN SACHS TRUST

              (Exact name of registrant as specified in charter)

                               4900 Sears Tower

                         Chicago, Illinois 60606-6303
                   (Address of principal executive offices)

                        Registrant's Telephone Number,
                       including Area Code 312-993-4400
                                 ____________

Michael J. Richman, Esq.                Copies to:
Goldman, Sachs & Co.                    Jeffrey A. Dalke, Esq.
85 Broad Street - 12th Floor            Drinker Biddle & Reath LLP
New York, New York 10004                1345 Chestnut Street
                                        Philadelphia, PA 19107

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

( )  Immediately upon filing pursuant to paragraph (b)
(X)  On May 1, 1998 pursuant to paragraph (b)
( )  60 days after filing pursuant to paragraph (a)(1)
( )  On (date) pursuant to paragraph (a)(1)
( )  75 days after filing pursuant to paragraph (a)(2)
( )  On (date) pursuant to paragraph (a)(2) of rule 485.


Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2.

On January 26, 1998 Registrant filed a Rule 24f-2 notice on behalf of its fixed income trusts for their fiscal year ended October 31, 1997.

On March 31, 1998 Registrant filed a Rule 24f-2 notice on behalf of its money market funds for their fiscal year ended January 21, 1998.

On March 31, 1997 Registrant filed a Rule 24f-2 notice on behalf of its equity funds for their fiscal year ended January 31, 1998.

                              GOLDMAN SACHS TRUST
                   GOLDMAN SACHS Institutional Liquid Assets
                            Cash Management Shares


                                ---------------


                             CROSS REFERENCE SHEET
                           (as required by Rule 481)


PAGE A                          CAPTION
------                          -------

Goldman Sachs Money Market Funds
--------------------------------

Goldman Sachs Prime Obligations Portfolio, Goldman Sachs Money Market Portfolio, Goldman Sachs Government Portfolio, Goldman Sachs Tax-Exempt Diversified Portfolio, Goldman Sachs Tax-Exempt California Portfolio and Goldman Sachs Tax-Exempt New York Portfolio


 1.  Cover Page                 Cover Page

 2.  Synopsis                   Shareholder and Portfolio Expenses

 3.  Condensed Financial
     Information                Financial Highlights

 4.  General Description of     Cover Page; An Introduction to the Portfolios;
     Registrant                 Investment Policies Matrix; Description of
                                Securities and Investment Techniques; Investment
                                Limitations; Organization and Shares of the Portfolios

 5.  Management of the Fund     Management

 6.  Capital Stock and Other    Organization and Shares of the Portfolios;
     Securities                 Taxes; Additional Services; Distributions


 7.  Purchase of Securities     Purchase of Shares; Net Asset Value;
     Being Offered              Additional Services

 8.  Redemption or Repurchase   Redemption of Shares; Additional Services

 9.  Pending Legal Proceedings  Not Applicable

PART B                                  CAPTION
------                                  -------

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and            Organization and
     History                            Capitalization

13.  Investment Objectives              Investment Policies and Practices of
     and Policies                       the Series; Investment Limitations

14.  Management of the                  The Adviser, Distributor and
     Registrant                         Transfer Agent

15.  Control Persons and                Organization and Capitalization
     Principal Holders of Securities

16.  Investment Advisory and            The Adviser, Distributor
     Other Services                     and Transfer Agent

17.  Brokerage Allocation and Other     Portfolio Transactions
     Securities

18.  Capital Stock and Other            Organizations and Capitalization
     Securities

19.  Purchase, Redemption and           The Adviser, Distributor and
     Pricing of Securities              Transfer Agent; Net Asset
     Being Offered                      Value; Redemptions; Other Information
                                        Regarding Purchases; Administration
                                        Plans; Service Plans; Distribution
                                        and Authorized Dealer Service Plans

20.  Tax Status                         Tax Information

21.  Underwriters                       The Advisor, Distributor and
                                        Transfer Agent

22.  Calculation of Performance         Calculation of Yield Quotations
     Data

23.  Financial Statements               Financial Statements




PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                               GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
              GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
                                    ILA UNITS


                                 ---------------

                              CROSS REFERENCE SHEET
                            (as required by Rule 481)


Part A                          Caption
------                          -------

Goldman Sachs Money Market Funds
--------------------------------
Goldman Sachs Prime Obligations Portfolio, Goldman Sachs Money Market Portfolio, Goldman Sachs Treasury Obligations Portfolio, Goldman Sachs Treasury Instruments Portfolio, Goldman Sachs Government Portfolio, Goldman Sachs Federal Portfolio, Goldman Sachs Tax-Exempt Diversified Portfolio, Goldman Sachs Tax-Exempt California Portfolio and Goldman Sachs Tax-Exempt New York Portfolio

1. Cover Page                   Cover Page

2. Synopsis                     Unitholder and Portfolio Expenses

3. Condensed Financial          Financial Highlights
   Information

4. General Description          Cover Page: An Introduction to the Portfolios;
   of Registrant                Investment Policies Matrix; Description
                                of Securities and Investment Techniques;
                                Investment Limitations; Organization and Units of the Portfolios

5. Management of the Fund       Fund Management

6. Capital Stock and            Distributions; Taxes; Organization
   Other Securities             and Units of the Portfolios


7. Purchase of Securities       Purchase of Units; Exchanges;
   Being Offered                Net Asset Value

8. Redemption or Repurchase     Redemption of Units

9. Pending Legal Proceedings    Not Applicable

                               GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
              GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
                            ILA ADMINISTRATION UNITS


                                 ---------------

                              CROSS REFERENCE SHEET
                            (as required by Rule 481)


Goldman Sachs Money Market Funds
--------------------------------
Goldman Sachs Prime Obligations Portfolio, Goldman Sachs Money Market Portfolio, Goldman Sachs Treasury Obligations Portfolio, Goldman Sachs Treasury Instruments Portfolio, Goldman Sachs Government Portfolio, Goldman Sachs Federal Portfolio, Goldman Sachs Tax-Exempt Diversified Portfolio, Goldman Sachs Tax-Exempt California Portfolio and Goldman Sachs Tax-Exempt New York Portfolio

Part A                              Caption
------                              -------

1.  Cover Page                      Cover Page

2.  Synopsis                        Unitholder and Portfolio Expenses

3.  Condensed Financial             Financial Highlights
    Information

4.  General Description             An Introduction to the Portfolios;
    of Registrant                   Investment Policies Matrix; Description
                                    of Securities and Investment Techniques;
                                    Investment Limitations; Organization and
                                    Units of the Portfolios

5.  Management of the Fund          Management

6.  Capital Stock and               Purchase of Units; Distributions; Taxes;
    Other Securities                Organization and Units of the Portfolios

7.  Purchase of Securities          Purchase of Units; Exchanges; Net Asset
                                    Value; Administration

8.  Redemption or Repurchase        Redemption of Units; Administration

9.  Pending Legal Proceedings       Not Applicable

                               GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
              GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
                                ILA SERVICE UNITS


                                 ---------------

                              CROSS REFERENCE SHEET
                            (as required by Rule 481)



Part A                            Caption
------                            -------

Goldman Sachs Money Market Funds
--------------------------------

Goldman Sachs Prime Obligations Portfolio, Goldman Sachs Money Market Portfolio, Goldman Sachs Treasury Obligations Portfolio, Goldman Sachs Treasury Instruments Portfolio Goldman Sachs Government Portfolio, Goldman Sachs Federal Portfolio Goldman Sachs Tax-Exempt Diversified Portfolio, Goldman Sachs Tax-Exempt California Portfolio and Goldman Sachs Tax-Exempt New York Portfolio

1. Cover Page                     Cover Page

2. Synopsis                       Unitholder and Portfolio Expenses

3. Condensed Financial            Financial Highlights
   Information

4. General Description            Cover Page; An Introduction to the Portfolios;
   of Registrant                  Investment Policies Matrix; Description
                                  of Securities and Investment Techniques;
                                  Investment Restrictions; Organization and
                                  Units of the Portfolios

5. Management of the Fund         Management

6. Capital Stock and              Distributions; Taxes; Organization
   Other Securities               and Units of the Portfolios

7. Purchase of Securities         Purchase of Units; Exchanges;
   Being Offered                  Net Asset Value; Additional Services

8. Redemption or Repurchase       Redemption of Units; Additional Services

9. Pending Legal Proceedings      Not Applicable

                               GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
              GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
                                ILA SERVICE UNITS
                                ILA CLASS B UNITS
                                ILA CLASS C UNITS

                                 ---------------

                              CROSS REFERENCE SHEET
                            (as required by Rule 481)


Part A                                  Caption
------                                  -------

Goldman Sachs Money Market Funds
--------------------------------

Institutional Liquid Assets Prime Obligations Portfolio and Institutional Liquid Assets Tax-Exempt Diversified Portfolio

1.  Cover Page                          Cover Page

2.  Synopsis                            Unitholder and Portfolio Expenses

3.  Condensed Financial                 Financial Highlights
    Information

4.  General Description                 Cover Page; An Introduction to the
    of Registrant                       Portfolios; Investment Policies Matrix;
                                        Description of Securities and Investment
                                        Techniques; Investment Limitations;
                                        Distribution and Authorized Dealer
                                        Service Plans; Organization and Units of the Portfolios

5.  Management of the Fund              Management

6.  Capital Stock and
    Other Securities                    Distributions and Taxes;
                                        Organization and Units of the Portfolios

7.  Purchase of Securities              How to Invest; Exchanges;
                                        Net Asset Value; Additional Services

8.  Redemption or Repurchase            Redemption of Units

9.  Pending Legal Proceedings           Not Applicable

                              GOLDMAN SACHS TRUST
                       GOLDMAN SACHS MONEY MARKET FUNDS
                     GOLDMAN SACHS FINANCIAL SQUARE FUNDS
                                  FST SHARES


                                ---------------


                             CROSS REFERENCE SHEET
                           (as required by Rule 481)


Part A                          Caption
------                          -------

Goldman Sachs Money Market Funds
--------------------------------

Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Premium Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund and Goldman Sachs Financial Square Municipal Money Market Fund

1. Cover Page                   Cover Page

2. Synopsis                     Shareholder and Fund Expenses

3. Condensed Financial          Financial Highlights
   Information

4. General Description          Cover Page; An Introduction to the Funds;
   of Registrant                Investment Policies Matrix; Investment Objective
                                and Policies; Description of Securities and Investment Techniques; Investment Limitations;
                                Organization and Shares of the Trust

5. Management of the Fund       Management

6. Capital Stock and            Distributions; Taxes; Organization
   Other Securities             and Shares of the Trust

7. Purchase of Securities       Purchase of Shares; Exchanges;
   Being Offered                Net Asset Value

8. Redemption or Repurchase     Redemption of Shares

9. Pending Legal Proceedings    Not Applicable

                              GOLDMAN SACHS TRUST
                       GOLDMAN SACHS MONEY MARKET FUNDS
                     GOLDMAN SACHS FINANCIAL SQUARE FUNDS
                           FST ADMINISTRATION SHARES


                                ---------------


                             CROSS REFERENCE SHEET
                           (as required by Rule 481)


Part A                          Caption
------                          -------

Goldman Sachs Money Market Funds
--------------------------------

Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Premium Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund and Goldman Sachs Financial Square Municipal Money Market Fund

1. Cover Page                   Cover Page

2. Synopsis                     Shareholder and Fund Expenses

3. Condensed Financial          Financial Highlights
   Information

4. General Description          Cover Page; An Introduction to the Funds;
   of Registrant                Investment Policies Matrix; Investment Objective
                                and Policies; Description of Securities and Investment Techniques; Investment Limitations;
                                Organization and Shares of the Trust

5. Management of the Fund       Fund Management

6. Capital Stock and            Distributions; Taxes; Organization
   Other Securities             and Shares of the Trust

7. Purchase of Securities       Purchase of Shares; Exchanges;
                                Net Asset Value; Administration

8. Redemption or Repurchase     Redemption of Shares; Administration

9. Pending Legal Proceedings    Not Applicable

                              GOLDMAN SACHS TRUST
                       GOLDMAN SACHS MONEY MARKET FUNDS
                     GOLDMAN SACHS FINANCIAL SQUARE FUNDS
                              FST SERVICE SHARES

                                ---------------


                             CROSS REFERENCE SHEET
                           (as required by Rule 481)


Part A                             Caption
------                             -------

Goldman Sachs Money Market Funds
--------------------------------

Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Premium Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund and Goldman Sachs Financial Square Municipal Money Market Fund

1. Cover Page                      Cover Page

2. Synopsis                        Shareholder and Fund Expenses

3. Condensed Financial             Financial Highlights
   Information

4. General Description             Cover Page; An Introduction to the Funds;
   of Registrant                   Investment Policies Matrix; Investment
                                   Policies; Description of Securities and
                                   Investment Techniques; Investment
                                   Limitations; Organization and Shares of the Trust

5. Management of the Fund          Management

6. Capital Stock and               Distributions; Taxes; Organization
   Other Securities                and Shares of the Trust

7. Purchase of Securities          Purchase of Shares; Exchanges;
   Being Offered                   Net Asset Value; Additional Services

8. Redemption or Repurchase        Redemption of Shares; Additional Services

9. Pending Legal Proceedings       Not Applicable

                              GOLDMAN SACHS TRUST
                       GOLDMAN SACHS MONEY MARKET FUNDS
                     GOLDMAN SACHS FINANCIAL SQUARE FUNDS
                             FST PREFERRED SHARES


                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 481)


Part A                             Caption
------                             -------

Goldman Sachs Money Market Funds
Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Premium Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund and Goldman Sachs Financial Square Municipal Money Market Fund


1. Cover Page                      Cover Page

2. Synopsis                        Shareholder and Fund Expenses

3. Condensed Financial             Financial Highlights
   Information

4. General Description             Cover Page; An Introduction to the Funds; In
   of Registrant                   Investment Policies; Investment Policies
                                   Matrix; Description Securities and Investment
                                   Techniques; Investment Limitations;
                                   Organization and Shares of the Trust

5. Management of the Fund          Management

6. Capital Stock and               Distributions; Taxes; Organization
   Other Securities                and Shares of the Trust

7. Purchase of Securities          Purchase of Shares; Exchanges; Net
   Being Offered                   Asset Value; Administration

8. Redemption or Repurchase        Redemption of Shares; Administration

9. Pending Legal Proceedings       Not Applicable

                       GOLDMAN SACHS MONEY MARKET FUNDS
                   GOLDMAN SACHS-INSTITUTIONAL LIQUID ASSETS
                         (PRIME OBLIGATIONS PORTFOLIO)
                      (TAX-EXEMPT DIVERSIFIED PORTFOLIO)
                               ILA SERVICE UNITS
                               ILA CLASS B UNITS
                               ILA CLASS C UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-Institutional Liquid Assets portfolios. This Prospectus relates to the offering of ILA Service shares of beneficial interest ("ILA Service Units") of the Prime Obligations and Tax-Exempt Diversified Portfolios (the "Portfolios"), and ILA Class B and ILA Class C shares of beneficial interest ("ILA Class B Units" and "ILA Class C Units," respectively) of the Prime Obligations Portfolio. ILA Class B Units and ILA Class C Units will typically be issued only upon an exchange of Class B or Class C Shares, respectively, of any mutual fund sponsored by Goldman Sachs ("Goldman Sachs Funds"). Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The Prime Obligations Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Portfolio pursues its objective by investing in a diversified portfolio of securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  The Tax-Exempt Diversified Portfolio seeks to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, by investing primarily in municipal instruments. The Portfolio pursues its objective by investing in a diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION.................................. Toll Free:
                                                                   800-526-7384

This Prospectus provides you with information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1998, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The Portfolios may not be available in certain states. Please call the phone number above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------
UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVEST-MENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1998.

                  UNITHOLDER AND PORTFOLIO EXPENSES (3)

                                       PRIME OBLIGATIONS               TAX-EXEMPT
                                           PORTFOLIO                   DIVERSIFIED
                          -------------------------------------------   PORTFOLIO
                          (ILA SERVICE) (ILA CLASS B+) (ILA CLASS C+) (ILA SERVICE)
                          ------------- -------------- -------------- -------------
UNITHOLDER TRANSACTION
 EXPENSES
 Maximum Sales Charge
  Imposed on Purchases..      None           None           None          None
 Sales Charge Imposed on
  Reinvested
  Distributions.........      None           None           None          None
 Deferred Sales Load
  Imposed on
  Redemptions...........      None            5.0%(1)        1.0%(2)      None
 Exchange Fee...........      None           None           None          None
ANNUAL OPERATING
 EXPENSES
 (as a percentage of
  average daily net
  assets)
 Management Fees........      0.35%          0.35%          0.35%         0.35%
 Distribution (Rule 12b-
  1) Fees...............      None           0.75%          0.75%         None
 Other Expenses
  Service Fees..........      0.40%          None           None          0.40%
  Authorized Dealer
   Service Fees.........      None           0.25%          0.25%         None
  Other Expenses........      0.08%          0.08%          0.08%         0.06%
                              ----           ----           ----          ----
TOTAL OPERATING EXPENSES
 (4)(5).................      0.83%          1.43%          1.43%         0.81%
                              ====           ====           ====          ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                          1     3     5    10
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Prime Obligations Portfolio
 ILA Service Units...................................... $ 8   $26   $46  $103
 ILA Class B Units......................................
  --Assuming complete redemption at end of period....... $65   $75   $98  $155*
  --Assuming no redemption.............................. $15   $45   $78  $155*
 ILA Class C Units......................................
  --Assuming complete redemption at end of period....... $25   $45   $78  $171
  --Assuming no redemption.............................. $15   $45   $78  $171
Tax-Exempt Diversified Portfolio
 ILA Service Units...................................... $ 8   $26   $45  $100

-------
+ Investors wishing to purchase units of the Prime Obligations Portfolio are generally required to purchase ILA Service Units. ILA Class B and Class C Units of the Prime Obligations Portfolio will typically be issued only in exchange for Class B or Class C shares, respectively, of any other Goldman Sachs Fund.

* ILA Class B Units convert to ILA Service Units eight years after purchase; therefore, ILA Class B expenses in the hypothetical example above assume this conversion.
(1) A contingent deferred sales charge is imposed on units redeemed within six years of purchase (or initial investment in a Goldman Sachs Fund from which an exchange is made) at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "Additional Servic-es--Offering Price--ILA Class B Units".

(2) A contingent deferred sales charge is imposed on units redeemed within 12 months of purchase (or initial investment in a Goldman Sachs Fund from which an exchange is made). See "Additional Services--Offering Price--ILA Class C Units."
(3) Based on estimated amounts for the current fiscal year.


(4) The Adviser has voluntarily agreed to reduce or limit the Total Operating Expenses of each Class of each Portfolio (excluding fees payable to Serv-ice Organizations, as defined herein, distribution and authorized dealer service fees, taxes, interest and brokerage and litigation, indemnifica-tion and other extraordinary expenses) on an annualized basis to 0.43% of the average daily net assets of a Portfolio.

(5) For the fiscal year ended December 31, 1997, the Adviser waived or reim-bursed certain fees and expenses such that "Management Fees," "Other Ex-penses" and "Total Operating Expenses" actually incurred by the Portfolios were as follows:

                                                                         TOTAL
                                                   MANAGEMENT  OTHER   OPERATING
                                                      FEE     EXPENSES EXPENSES
                                                   ---------- -------- ---------
   Prime Obligations (ILA Service Units)..........   0.35%     0.07%     0.82%
   Prime Obligations (ILA Class B Units)..........   0.35%     0.07%     1.42%
   Prime Obligations (ILA Class C Units)..........   0.35%     0.07%     1.42%
   Tax-Exempt Diversified (ILA Service Units).....   0.26%     0.06%     0.72%

  Without such limitations, "Management Fees," "Other Expenses" and "Total Operating Expenses" would have been as follows:

                                                                         TOTAL
                                                   MANAGEMENT  OTHER   OPERATING
                                                      FEE     EXPENSES EXPENSES
                                                   ---------- -------- ---------
   Prime Obligations (ILA Service Units)..........   0.35%     0.08%     0.83%
   Prime Obligations (ILA Class B Units)..........   0.35%     0.08%     1.43%
   Prime Obligations (ILA Class C Units)..........   0.35%     0.08%     1.43%
   Tax-Exempt Diversified (ILA Service Units).....   0.35%     0.06%     0.81%

  The information set forth in the foregoing table and hypothetical example relates only to ILA Service Units of the Prime Obligations and Tax-Exempt Diversified Portfolios and ILA Class B and ILA Class C Units of the Prime Obligations Portfolio. The Portfolios also offer ILA Units, ILA Administration Units and ILA Cash Management Shares. The other classes of the Portfolios are subject to different fees and expenses (which affect performance) and are entitled to different services. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Certain institutions may charge fees directly to their customers who are the beneficial owners of units in connection with their customers' accounts. See "Additional Services" in this Prospectus and the Statement of Additional Information. Such fees, if any, may affect the return such customers realize with respect to their investments.

  Institutions may also receive other compensation in connection with the sale and distribution of units of the Portfolios or for services to their customers' accounts and/or the Portfolios. For additional information regarding such compensation, see "Additional Services" in this Prospectus and the Statement of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Portfolio's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return of greater or less than 5%. See "Management--The Adviser."

                             FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, independent public accountants, whose report appears in the annual report to unitholders of the Portfolios for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                   NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
             -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0524          --      $0.0524      $(0.0524)     $1.00     5.38%
1997-ILA
Administration
units...........     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1997-ILA Service
units...........     1.00     0.0485          --       0.0485       (0.0485)      1.00     4.96
1997-ILA B
units...........     1.00     0.0433          --       0.0433       (0.0433)      1.00     4.33
1997-ILA C
units(b)........     1.00     0.0365          --       0.0365       (0.0365)      1.00     4.41(d)
1996-ILA units..     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497       (0.0497)      1.00     5.06
1996-ILA Service
units...........     1.00     0.0474          --       0.0474       (0.0474)      1.00     4.80
1996-ILA B
units(b)........     1.00     0.0262          --       0.0262       (0.0262)      1.00     3.97(d)
1995-ILA units..     1.00     0.0566          --       0.0566       (0.0566)      1.00     5.79
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551       (0.0551)      1.00     5.63
1995-ILA Service
units...........     1.00     0.0522          --       0.0522       (0.0522)      1.00     5.37
1994-ILA units..     1.00     0.0394          --       0.0394       (0.0394)      1.00     4.07
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379       (0.0379)      1.00     3.91
1994-ILA Service
units...........     1.00     0.0365          --       0.0365       (0.0365)      1.00     3.66
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00     2.97
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00     2.82
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00     2.56
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00     3.75
1992-ILA
Administration
units...........     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00     3.60
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00     3.34
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00     6.10
1991-ILA
Administration
units...........     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00     5.94
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00     5.68
1990-ILA units..     1.00     0.0793          --       0.0793       (0.0793)      1.00     8.21
1990-ILA
Administration
units(c)........     1.00     0.0438          --       0.0438       (0.0438)      1.00     7.81(d)
1990-ILA Service
units(c)........     1.00     0.0425          --       0.0425       (0.0425)      1.00     7.56(d)
1989-ILA units..     1.00     0.0890          --       0.0890       (0.0890)      1.00     9.27
1988-ILA units..     1.00     0.0714          --       0.0714       (0.0714)      1.00     7.48
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
             -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.24%    $ 866,445      0.43%        5.23%
1997-ILA
Administration
units...........      0.57         5.11        28,110      0.58         5.10
1997-ILA Service
units...........      0.82         4.85        78,316      0.83         4.84
1997-ILA B
units...........      1.42         4.33         1,574      1.43         4.32
1997-ILA C
units(b)........      1.42(d)      4.39(d)      1,897      1.43(d)      4.38(d)
1996-ILA units..      0.41         5.11     1,154,787      0.43         5.09
1996-ILA
Administration
units...........      0.56         4.97        23,738      0.58         4.95
1996-ILA Service
units...........      0.81         4.74        84,707      0.83         4.72
1996-ILA B
units(b)........      1.41(d)      4.09(d)        346      1.43(d)      4.07(d)
1995-ILA units..      0.41         5.66     1,261,251      0.43         5.64
1995-ILA
Administration
units...........      0.56         5.51        63,018      0.58         5.49
1995-ILA Service
units...........      0.81         5.22       227,233      0.83         5.20
1994-ILA units..      0.40         3.94     1,963,846      0.42         3.92
1994-ILA
Administration
units...........      0.55         3.79       149,234      0.57         3.77
1994-ILA Service
units...........      0.80         3.65       170,453      0.82         3.63
1993-ILA units..      0.40         2.91     2,332,771      0.42         2.89
1993-ILA
Administration
units...........      0.55         2.75       189,431      0.57         2.73
1993-ILA Service
units...........      0.80         2.50       137,804      0.82         2.48
1992-ILA units..      0.40         3.64     3,444,591      0.42         3.62
1992-ILA
Administration
units...........      0.55         3.39       257,321      0.57         3.37
1992-ILA Service
units...........      0.80         3.11        22,044      0.82         3.09
1991-ILA units..      0.40         5.91     3,531,736      0.42         5.89
1991-ILA
Administration
units...........      0.55         5.68       198,417      0.57         5.66
1991-ILA Service
units...........      0.80         5.58        18,789      0.82         5.56
1990-ILA units..      0.38         7.93     2,833,541      0.38         7.93
1990-ILA
Administration
units(c)........      0.55(d)      7.62(d)    209,272      0.55(d)      7.62(d)
1990-ILA Service
units(c)........      0.80(d)      7.25(d)     19,039      0.80(d)      7.25(d)
1989-ILA units..      0.40         8.90     3,761,964      0.40         8.90
1988-ILA units..      0.40         7.14     3,799,628      0.40         7.14

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) ILA Class B and C unit activity commenced during May of 1996 and August of 1997, respectively.
(c) ILA Administration and Service unit activity commenced during June of 1990.
(d) Annualized.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
          -----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0333           --      $0.0333      $(0.0333)     $1.00     3.39%
1997-ILA
Administration
units...........     1.00     0.0316           --       0.0316       (0.0316)      1.00     3.23
1997-ILA Service
units...........     1.00     0.0297           --       0.0297       (0.0297)      1.00     2.97
1996-ILA units..     1.00     0.0320           --       0.0320       (0.0320)      1.00     3.25
1996-ILA
Administration
units...........     1.00     0.0306           --       0.0306       (0.0306)      1.00     3.09
1996-ILA Service
units...........     1.00     0.0279           --       0.0279       (0.0279)      1.00     2.84
1995-ILA units..     1.00     0.0365           --       0.0365       (0.0365)      1.00     3.72
1995-ILA
Administration
units...........     1.00     0.0351           --       0.0351       (0.0352)      1.00     3.57
1995-ILA Service
units...........     1.00     0.0324           --       0.0324       (0.0325)      1.00     3.31
1994-ILA units..     1.00     0.0264           --       0.0264       (0.0264)      1.00     2.71
1994-ILA
Administration
units...........     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.55
1994-ILA Service
units...........     1.00     0.0220           --       0.0220       (0.0220)      1.00     2.30
1993-ILA units..     1.00     0.0222           --       0.0222       (0.0222)      1.00     2.25
1993-ILA
Administration
units...........     1.00     0.0207           --       0.0207       (0.0207)      1.00     2.09
1993-ILA Service
units...........     1.00     0.0183           --       0.0183       (0.0183)      1.00     1.84
1992-ILA units..     1.00     0.0277           --       0.0277       (0.0277)      1.00     2.82
1992-ILA
Administration
units...........     1.00     0.0266           --       0.0266       (0.0266)      1.00     2.67
1992-ILA Service
units...........     1.00     0.0243           --       0.0243       (0.0243)      1.00     2.41
1991-ILA units..     1.00     0.0424           --       0.0424       (0.0424)      1.00     4.33
1991-ILA
Administration
units...........     1.00     0.0406           --       0.0406       (0.0406)      1.00     4.17
1991-ILA Service
units...........     1.00     0.0386           --       0.0386       (0.0386)      1.00     3.91
1990-ILA units..     1.00     0.0550      (0.0001)      0.0549       (0.0549)      1.00     5.64
1990-ILA
Administration
units (c).......     1.00     0.0301           --       0.0301       (0.0300)      1.00     5.43(b)
1990-ILA Service
units (c).......     1.00     0.0259           --       0.0259       (0.0259)      1.00     5.17(b)
1989-ILA units..     1.00     0.0591      (0.0001)      0.0590       (0.0590)      1.00     6.07
1988-ILA units..     1.00     0.0487       0.0003       0.0490       (0.0490)      1.00     5.03
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
          -----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.32%        3.33%    $1,479,486     0.41%        3.24%
1997-ILA
Administration
units...........      0.47         3.16         27,967     0.56         3.07
1997-ILA Service
units...........      0.72         2.97         30,513     0.81         2.88
1996-ILA units..      0.31         3.20      1,514,443     0.41         3.10
1996-ILA
Administration
units...........      0.46         3.06         59,097     0.56         2.96
1996-ILA Service
units...........      0.71         2.79         28,921     0.81         2.69
1995-ILA units..      0.31         3.65      1,342,585     0.42         3.54
1995-ILA
Administration
units...........      0.46         3.51         48,773     0.57         3.40
1995-ILA Service
units...........      0.71         3.24         49,647     0.82         3.13
1994-ILA units..      0.30         2.64      1,434,965     0.41         2.53
1994-ILA
Administration
units...........      0.45         2.50         97,778     0.56         2.39
1994-ILA Service
units...........      0.70         2.20         36,492     0.81         2.09
1993-ILA units..      0.30         2.22      1,769,477     0.41         2.11
1993-ILA
Administration
units...........      0.45         2.08         99,896     0.56         1.97
1993-ILA Service
units...........      0.70         1.83         45,172     0.81         1.72
1992-ILA units..      0.30         2.77      1,333,925     0.42         2.65
1992-ILA
Administration
units...........      0.45         2.66         50,225     0.57         2.54
1992-ILA Service
units...........      0.70         2.43         29,534     0.82         2.31
1991-ILA units..      0.32         4.24      1,044,986     0.42         4.14
1991-ILA
Administration
units...........      0.47         4.06         37,567     0.57         3.96
1991-ILA Service
units...........      0.72         3.86         52,399     0.82         3.76
1990-ILA units..      0.40         5.50        603,895     0.40         5.50
1990-ILA
Administration
units (c).......      0.55(b)      5.40(b)      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      0.80(b)      5.16(b)      56,810     0.80(b)      5.16(b)
1989-ILA units..      0.40         5.91        688,556     0.40         5.91
1988-ILA units..      0.40         4.87        907,782     0.40         4.87

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

-------------------------------------------------------------------------------

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    INVESTMENT OBJECTIVES AND POLICIES FOR PRIME OBLIGATIONS PORTFOLIO: To seek to maximize current income to the extent consistent with the preserva-tion of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT DIVERSIFIED
  PORTFOLIO: To seek to provide unitholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities that either
(a) are rated in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Diversified Portfolio may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaran-teed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. The Prime Obligations Portfolio will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may pur-chase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc. and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                          INVESTMENT POLICIES MATRIX

                                PRIME OBLIGATIONS PORTFOLIO  TAX-EXEMPT DIVERSIFIED PORTFOLIO
---------------------------------------------------------------------------------------------
  US Treasury Obligations           [_]
---------------------------------------------------------------------------------------------
  US Government Securities          [_]
---------------------------------------------------------------------------------------------
  Bank Obligations
                                    [_]
                                  US banks only
---------------------------------------------------------------------------------------------
  Commercial Paper                  [_]                          [_]
                                                             Tax-exempt only
---------------------------------------------------------------------------------------------
  Short-Term Obligations of
   Corporations and Other           [_]
   Entities                       US entities only
---------------------------------------------------------------------------------------------
  Repurchase Agreements             [_]
---------------------------------------------------------------------------------------------
  Asset-Backed & Receivables-       [_]
   Backed Securities+
---------------------------------------------------------------------------------------------
  Taxable Municipals                [_]
---------------------------------------------------------------------------------------------
  Tax-Exempt Municipals                                       [_]
                                                            At least 80% of net assets in
                                                            tax-exempt Municipal Instruments
                                                            (except in extraordinary
                                                            circumstances)
---------------------------------------------------------------------------------------------
  Credit Quality****              First Tier                First or Second Tier
---------------------------------------------------------------------------------------------
  Investment Companies              [_]                        [_]
                                  Up to 10% of total        Up to 10% of total assets in
                                  assets in other           other investment companies
                                  investment companies
---------------------------------------------------------------------------------------------
  Unrated Securities                [_]                       [_]
---------------------------------------------------------------------------------------------
  Summary of Taxation for         Taxable federal and       Tax-exempt federal and taxable
   Distributions*                 state**                   state***
---------------------------------------------------------------------------------------------
  Miscellaneous                                             May (but does not currently
                                                            intend to) invest up to 20% in
                                                            AMT securities and may
                                                            temporarily invest in the taxable
                                                            money market instruments
                                                            described herein

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.
   + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.
   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
  ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

****To the extent permitted by Rule 2a-7, a Portfolio holding a security sup-ported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  Each Portfolio may also acquire securities issued or guaranteed as to prin-cipal and interest by the U.S. Government, its agencies, authorities or in-strumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. BANK OBLIGATIONS

  The Prime Obligations Portfolio may invest in "U.S. Bank Obligations" lim-ited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' ac-ceptances) which have more than $1 billion in total assets at the time of pur-chase. Such obligations may also include debt obligations issued by U.S. sub-sidiaries of such banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations Portfolio may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, or other entities. In addition, the Portfolio may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations Portfolio may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and per-sonal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose-corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objective and policies, the Prime Obligations Portfolio may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the ob-ligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and let-ters of credit, which will ordinarily be irrevocable, both of which may be is-sued by domestic banks or foreign banks which have a branch, agency or subsidi-ary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, territo-ries and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Such Municipal Instruments may include:

    (A) fixed rate notes and similar debt instruments;

    (B) variable and floating rate demand instruments;

    (C) tax-exempt commercial paper;

    (D) municipal bonds; and

    (E) unrated notes, paper, bonds or other instruments.

  As a matter of fundamental policy, at least 80% of the Tax-Exempt Diversified Portfolio's net assets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. The Portfolio may temporarily invest in taxable money market instruments when the Adviser be-lieves that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Tax-Exempt Diversified Portfolio.

  The Prime Obligations Portfolio may also invest in Municipal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. Gen-eral obligation bonds are backed by the taxing power of the issuing municipal-ity and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference be-tween the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effec-tively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that the Tax-Exempt Di-versified Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such in-terest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are is-sued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obliga-tions. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be re-packaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  INDUSTRIAL DEVELOPMENT BONDS. The Tax-Exempt Diversified Portfolio does not currently intend to invest in industrial development bonds (private activity bonds), the interest from which would be an item of tax preference when dis-tributed by the Portfolio as "exempt interest dividends" to unitholders under the federal alternative minimum tax. See "Taxes" and "Distributions." If such policy should change in the future, such investments would not exceed 20% of the Portfolio's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Diversified Portfolio expects that 100% of its portfolio securities will be Municipal Instruments. However, the Portfolio may hold cash or invest in short-term taxable securities as set forth above. The Portfolio may invest 25% or more of the value of its total assets in Municipal Instruments which are related in such a way that an eco-nomic, business or political development or change affecting one Municipal In-strument would also affect the other Municipal Instruments. For example, the Portfolio may invest all of its assets in (a) Municipal Instruments the inter-est on which is paid solely from revenues from similar projects such as hospi-tals, electric utility systems, multi-family housing, nursing homes, commer-cial facilities (including hotels), steel companies or life care facilities,
(b) Municipal Instruments whose issuers are in the same state, or (c) indus-trial development obligations. Concentration of the Portfolio's investments in these Municipal Instruments will subject the Portfolio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Diversified Portfolio, however, does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Portfolio may purchase Municipal Instruments which are backed by let-ters of credit or other forms of credit enhancement issued by domestic banks or foreign banks (excluding the Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States or by other financial insti-tutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial insti-tutions may involve risks in addition to those of domestic obligations because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. In addition, the Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio may acquire the right to sell the security to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Portfolio may enter into repurchase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Portfolio purchases securi-ties and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the in-terest rate on the purchased security. A Portfolio's custodian or sub-custo-dian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Port-folio will be taxable to its unitholders. In addition, each Portfolio, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repur-chase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Portfolios may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settle-ment date. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settle-ment date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or for-ward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of a Portfolio's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Portfo-lio acquiring more than 3% of the voting shares of any other investment compa-ny, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total as-sets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have in-vestment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  RULE 2A-7. Each Portfolio will comply with the conditions for using amor-tized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relating to maturity, diversi-fication and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Infor-mation.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio cannot be changed without approval of a majority of the outstanding units of that Portfolio. All policies not spe-cifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which are determined to be liquid pursuant to these guidelines will not be deemed to be illiquid investments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valua-tion, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Portfolio may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Portfolio may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, the Prime Obligations Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Portfolios' Management Agreement, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers the Portfolios' business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1997
                                                        ----------- ------------
Prime Obligations Portfolio............................     .35%        .35%
Tax-Exempt Diversified Portfolio.......................     .35%        .26%

  The difference, if any, between the stated and actual fees paid by the Port-folios reflects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable under the Portfolios' service and administration plans, distribution and authorized dealer service fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to .43% of the average daily net assets of the Portfolio. Such reductions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modi-fied only with the express approval of the Trustees.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Portfolios could be adversely affected in their ability to process securities trades, price securities, provide unitholder account serv-ices and otherwise conduct normal business operations if the computer systems used by the Adviser or other Portfolio service providers do not adequately ad-dress this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications nec-essary to prepare for the Year 2000. Currently, the Adviser does not antici-pate that the transition to the 21st Century will have any material impact on its ability to continue to service the Portfolios at current levels. In addi-tion, the Adviser has sought assurances from the Portfolios' other service providers that they are taking the steps necessary so that they do not experi-ence Year 2000 Problems, and the Adviser will continue to monitor the situa-tion. At this time, however, no assurance can be given that the actions taken by the Adviser and the Portfolios' other service providers will be sufficient to avoid any adverse effect on the Portfolios due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Units of each Portfolio may also be sold by certain investment dealers, including members of the NASD and certain other financial service firms that have sales agreements with Goldman Sachs ("Autho-rized Dealers"). Goldman Sachs, 4900 Sears Tower, Chicago, Illinois also serves as each Portfolio's transfer agent (the "Transfer Agent"). For the transfer agency services, Goldman Sachs receives .04% (on an annualized basis) of the average daily net assets with respect to the Tax-Exempt Diversified Portfolio. Goldman Sachs is entitled to receive a fee from the Prime Obliga-tions Portfolio equal to each class' proportionate share of the total transfer agency costs borne by the Portfolio. These costs are equal to $12,000 per year per class and $7.50 per account, together with out-of-pocket and transaction related expenses applicable to ILA Class B and Class C Units and .04% of the average daily net assets of the other classes of the Prime Obligations Portfo-lio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account.

                              ADDITIONAL SERVICES

SERVICE PLAN (ILA SERVICE UNITS ONLY)

  Each Portfolio has adopted a Service Plan with respect to the ILA Service Units which authorizes it to compensate Service Organizations for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such units. Each Portfolio will enter into agreements with Service Organizations, including Goldman Sachs, which purchase ILA Service Units, on behalf of their customers ("Service Agree-ments"). On behalf of its clients who purchase ILA Service Units of a Portfo-lio, Goldman Sachs will provide services as set forth under the Service Agree-ment. The Service Agreements will provide for compensation to each Service Or-ganization in an amount up to .40% (on an annualized basis) of the average daily net assets of the ILA Service Units of that Portfolio attributable to or held in the name of the Service Organization for its customers; provided, how-ever, that the fee paid for personal and account maintenance services may not exceed .25% of such average daily net assets. The services provided by a Serv-ice Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, process-ing orders to purchase, redeem and exchange ILA Service Units for its custom-ers, responding to inquiries from prospective and existing unitholders and as-sisting customers with investment procedures. In addition, GSAM, at its own expense, may pay a Service Organization compensation equal on an annual basis up to .10% of the average daily net assets of the ILA Service Units attribut-able to or held of record by such Service Organization for providing certain additional services to its customers. Such compensation will not represent an additional expense to a Portfolio or its unitholders, since it will be paid from the assets of GSAM.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of ILA Service Units in connection with their customer accounts. These fees would be in addition to any amounts received by the Serv-ice Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio. The Trust, on behalf of the Portfolios, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of ILA Service Units should be directed to the owners' Service Organization.


  For the fiscal year ended December 31, 1997, the Trust, on behalf of each Portfolio, paid Service Organizations fees at the annual rate of .40% of each Portfolio's average daily net assets attributable to ILA Service Units.

DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS (ILA CLASS B AND CLASS C UNITS ONLY)

  DISTRIBUTION PLAN-ILA CLASS B AND CLASS C UNITS. Prime Obligations Portfo-lio, with respect to each of its ILA Class B and Class C Units, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan"). Under the ILA Class B and Class C Distribution Plans, Goldman Sachs is entitled to a monthly fee from the Portfolio for dis-tribution services equal, on an annual basis, to 0.75% of the average daily net assets attributable to its ILA Class B and Class C Units, respectively. For the fiscal year ended December 31, 1997, the Portfolio paid distribution fees at the foregoing rate for the Portfolio's ILA Class B and Class C Units.

  Goldman Sachs may use the distribution fee for its expenses of distributing the ILA Class B and Class C Units. The types of expenses for which Goldman Sachs may be compensated for distribution services under the ILA Class B and Class C Distribution Plans include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to

Authorized Dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective unitholders, preparation and distribu-tion of sales literature, advertising of any type and all other expenses in-curred in connection with activities primarily intended to result in the sale of ILA Class B and Class C Units. If the fee received by Goldman Sachs pursuant to a Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plans will be reviewed and are sub-ject to approval annually by the Board of Trustees of the Trust. The aggregate compensation that may be received under each Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

  In connection with the sale of ILA Class C Units, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the units have been held for one year. Goldman Sachs pays the distribution fee on a quarterly basis.

  AUTHORIZED DEALER SERVICE PLAN-ILA CLASS B AND CLASS C UNITS. Prime Obliga-tions Portfolio, with respect to each of its ILA Class B and Class C Units, has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (each a "Service Plan") pursuant to which Goldman Sachs, Authorized Dealers or other persons are com-pensated for providing personal and account maintenance services. The Portfolio pays a fee under its ILA Class B and Class C Service Plans equal on an annual basis to 0.25% of its average daily net assets attributable to ILA Class B and Class C Units, respectively. The fee for personal and account maintenance serv-ices paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employ-ees for responding to inquiries of, and furnishing assistance to, unitholders regarding ownership of their units or their accounts or similar services not otherwise provided on behalf of the Portfolios. The Service Plans will be re-viewed and are subject to approval annually by the Board of Trustees. For the fiscal year ended December 31, 1997, the Portfolio paid Authorized Dealer serv-ice fees at the foregoing rate for the Portfolio's ILA Class B and Class C Units.

  In connection with the sale of ILA Class C Units, Goldman Sachs begins paying the 0.25% ongoing service fee to Authorized Dealers after the units have been held for one year. Goldman Sachs pays the service fee on a quarterly basis.

                               HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Portfolio continuously offers ILA Service Units and the Prime Obliga-tions Portfolio also offers ILA Class B and Class C Units through this Prospec-tus, as described more fully below. ILA Class B and Class C Units of the Prime Obligations Portfolio will be typically issued only upon an exchange of Class B or Class C Shares, respectively, of any of the Goldman Sachs Funds or to ac-counts which intend to systematically exchange ILA Class B or Class C Units for Class B or Class C Shares, respectively, of any of the Goldman Sachs Funds. In other instances, if an investor does not specify in the instructions to the Portfolios which class of units an investor wishes to purchase, exchange or re-deem, the Portfolios will assume that the instructions apply to ILA Service Units, since such units are not subject to any contingent deferred sales charge and have lower fees.

  In order to make an initial investment in a Portfolio, an investor must es-tablish an account with the Portfolio by furnishing to the Portfolio, Goldman Sachs or the investor's Service Organization or Authorized Dealer the informa-tion in the Account Application attached to this Prospectus. The Portfolios may refuse to open an account for any investor who fails to (i) provide a social security number or other taxpayer identification number, or (ii) certify that such number is correct (if required to do so under applicable law).

  ILA SERVICE UNITS. ILA Service Units of the Portfolios may be purchased through Goldman Sachs acting as a Service Organization or through Authorized Dealers. ILA Service Units are not subject to any initial or contingent de-ferred sales charge or any fee for distribution services. However, ILA Service Units are subject to a service fee at the annual rate of 0.40% of the Portfo-lios' average daily net assets attributable to ILA Service Units.

  ILA CLASS B UNITS. ILA Class B Units of the Prime Obligations Portfolio may be purchased through Goldman Sachs or through Authorized Dealers. ILA Class B Units are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC"), as described below, if redeemed within six years of purchase. ILA Class B Units are also subject to distribution and au-thorized dealer service fees of up to 0.75% and 0.25%, per annum, respectively, of the Portfolio's average daily net assets attributable to ILA Class B Units. Your entire investment in ILA Class B Units is available to work for you from the time you make your initial investment, but the distribution fee paid by ILA Class B Units will cause your Units (until conversion to ILA Service Units) to have a higher expense ratio and to pay lower dividends than ILA Service Units. ILA Class B Units will automatically convert to ILA Service Units, based on their relative net asset values, eight years after purchase. No CDSC is imposed upon exchanges between the Prime Obligations Portfolio and another Goldman Sachs Fund. However, units or shares acquired in an exchange will be subject to the CDSC to the same extent as if there had been no exchange. For purposes of determining whether the CDSC is applicable, the length of time an investor has owned units or shares acquired by exchange will be measured from the date the investor acquired the original units or shares and will not be affected by any subsequent exchange. Normally, there is a maximum purchase limitation of $250,000 on purchases of ILA Class B Units by each investor.

  ILA CLASS C UNITS. ILA Class C Units of the Prime Obligations Portfolio are sold without an initial sales charge, but are subject to a CDSC of 1% if re-deemed within 12 months of purchase. ILA Class C Units are subject to distribu-tion and authorized dealer service fees of 0.75% and 0.25%, per annum, respec-tively, of the Portfolio's average daily net assets attributable to ILA Class C Units. ILA Class C Units have no conversion feature, and accordingly, an in-vestor that purchases ILA Class C Units will be subject to distribution fees that will be imposed on ILA Class C Units for an indefinite period, subject to annual approval by the Portfolio's Board of Trustees and certain regulatory limitations. Your entire investment in ILA Class C Units is available to work for you from the time you make your initial investment, but the distribution fee paid by ILA Class C Units will cause your ILA Class C Units to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than ILA Service Units (or Class B Units after conversion to ILA Service Units). Normally, there is a maximum purchase limitation of $1,000,000 on pur-chases of ILA Class C Units by each investor.

OFFERING PRICE-ILA CLASS B UNITS

  Investors may purchase ILA Class B Units of the Prime Obligations Portfolio at the next determined net asset value without the imposition of an initial sales charge. However, ILA Class B Units redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At re-demption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the units being redeemed. No CDSC will be imposed on increases in account value above the initial pur-chase price, including units derived from the reinvestment of dividends or cap-ital gains distributions. Upon redemption of units subject to a CDSC, unitholders will receive that portion of the appreciation in account value at-tributable to the units actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of ILA Class B Units. For the purpose of determining the number of years from the time of any pur-chase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of ILA Class B Units, the Portfolio will first redeem units not subject to any CDSC, and then units held longest during the applicable period.

                                                                    CDSC AS A
                                                                  PERCENTAGE OF
                                                                  DOLLAR AMOUNT
YEAR SINCE PURCHASE                                              SUBJECT TO CDSC
-------------------                                              ---------------
First...........................................................      5.0%
Second..........................................................      4.0%
Third...........................................................      3.0%
Fourth..........................................................      3.0%
Fifth...........................................................      2.0%
Sixth...........................................................      1.0%
Seventh and thereafter..........................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing dis-tribution-related services in connection with the sale of ILA Class B Units, including the payment of compensation to Authorized Dealers. A commission equal to 4% of the amount invested is paid to Authorized Dealers.

  ILA Class B Units of the Prime Obligations Portfolio will automatically con-vert into ILA Service Units of the Prime Obligations Portfolio at the end of the calendar quarter that is eight years after the purchase date, except as noted below. ILA Class B Units of the Portfolio acquired by exchange from Class B Shares of another Goldman Sachs Fund will convert into ILA Service Units based on the date of the initial purchase. ILA Class B Units acquired through reinvestment of distributions will convert into ILA Service Units based on the date of the initial purchase of the units on which the distribu-tion was paid. The conversion of ILA Class B Units to ILA Service Units will not occur at any time the Portfolios are advised that such conversions may constitute taxable events for federal tax purposes, which the Portfolios be-lieve is unlikely. If the conversions do not occur as a result of possible taxability, ILA Class B Units would continue to be subject to higher expenses than ILA Service Units for an indeterminate period.

OFFERING PRICE--ILA CLASS C UNITS

  Investors may purchase ILA Class C Units of the Prime Obligations Portfolio at the next determined net asset value without the imposition of an initial sales charge. However, if ILA Class C Units are redeemed within 12 months of purchase, a CDSC of 1% will be deducted from the redemption proceeds. At re-demption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the units being re-deemed. No CDSC will be imposed on increases in account value above the ini-tial purchase price, including units derived from the reinvestment of divi-dends or capital gains distributions. Upon redemption of units subject to a CDSC, unitholders will receive a portion of the appreciation in account value attributable to the units actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of ILA Class C Units, the Prime Obligations Portfolio will first redeem units held for longer than 12 months, and then units held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribu-tion-related services to the Portfolios in connection with the sale of ILA Class C Units, including the payment of compensation to Authorized Dealers. An amount equal to 1.00% of the amount invested is paid by the Distributor to Au-thorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--ILA CLASS B AND CLASS C UNITS

  A unitholder who redeems ILA Class B Units of the Prime Obligations Portfo-lio may reinvest at net asset value any portion or all of the redemption pro-ceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in ILA Service Units of the Prime Ob-ligations Portfolio or Tax-Exempt Diversified Portfolio or Class A shares of any other Goldman Sachs Fund. A unitholder who redeems ILA Class C Units of the Prime Obligations Portfolio may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a frac-tional share to round off the purchase to the nearest full share) in ILA Class C Units of the Prime Obligations Portfolio or Class C Shares of any other Goldman Sachs Fund. Unitholders should obtain and read the applicable prospec-tuses of such other funds and consider their objectives, policies and applica-ble fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the units redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you redeemed ILA Class C Units, paid a CDSC upon a redemption and reinvest in ILA Class C Units or Class C shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. In this case, the holding period of the Class C shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed units. If you redeemed ILA Class B Units and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in ILA Serv-ice Units of Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio or Class A shares of any Goldman Sachs Fund at net asset value as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting unitholder may be subject to tax as a result of such redemp-tion. Unitholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written re-quest, the reinvestment privilege may be exercised once annually by a unitholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--ILA SERVICE, ILA CLASS B AND CLASS C UNITS

  The CDSC on ILA Class B and Class C Units and ILA Service Class Units that are subject to a CDSC (i.e., because the ILA Service Class Units were acquired in an exchange transaction for shares of a Goldman Sachs Fund that were sub-ject to a CDSC) may be waived or reduced if the redemption relates to (a) re-tirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company-sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72(m)(7) of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the min-imum distribution requirements of the Code; (e) the establishment of "substan-tially equal periodic payments" as described in Section 72(t)(2) of the Code;
(f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of such event; (h) ex-cess contributions distributed from a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have in-vestment discretion. In addition, ILA Service, Class B and Class C Units sub-ject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual ba-sis, to 12% each of the value of your ILA Class B and Class C Units and 10% of the value of your ILA Service Units.

SYSTEMATIC WITHDRAWAL PLAN

  A unitholder may draw on unitholdings systematically via check or Automatic Clearing House ("ACH") transfer in any amount specified by the unitholder over $50. Checks are only available on or about the 25th of each month. Each sys-tematic withdrawal is a redemption and therefore a taxable transaction. A min-imum balance of $5,000 in Units of a Portfolio is required. The maintenance of a withdrawal plan concurrently with purchases of additional units would be disadvantageous to the extent a CDSC is imposed on your redemptions of ILA Service, Class B or Class C Units. Any CDSC applicable to ILA Service, Class B or Class C Units redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Statement of Additional Information for more information about the Systematic Withdrawal Plan.

GENERAL INFORMATION

  ILA Service Units, ILA Class B Units and ILA Class C Units may be purchased on any Business Day at the net asset value next determined after receipt by State Street Bank and Trust Company ("State Street"), as agent for Goldman Sachs, of both the purchase order and the purchase price in federal funds. Purchase orders may be made by contacting Goldman Sachs or, if units are held in a "street name" or omnibus account, the applicable Authorized Dealer. Since the Portfolios and Goldman Sachs will normally have no record of the benefi-cial owner's transactions in a "street name" or omnibus account, the benefi-cial owner should contact its Authorized Dealer to purchase, redeem or ex-change units, to make changes in or give instructions concerning the account or to obtain information about the account. It is the responsibility of the Authorized Dealer to promptly forward orders and payment to the Portfolios.


  The Trust may authorize certain institutions (including banks, trust compa-nies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf purchase, redemption and exchange orders placed by their customers and, if ap-proved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Portfolio will be deemed to have received an order in proper form when the order is accepted by the authorized institution or intermediary on a Business Day. The order will be priced at a Portfolio's net asset value per unit next determined after such acceptance and the transmission of the or-der and purchase payment in immediately available funds to the Trust or its designee. The institution or intermediary will be responsible for transmitting accepted orders and payments to the Trust within the period agreed upon by them. A customer should contact its institution to learn whether it is autho-rized to accept orders for the Trust. Such institutions may receive payments from the Portfolios or Goldman Sachs for the services provided by them with respect to the Portfolios' ILA Service, Class B and Class C Units. These pay-ments may be in addition to other servicing and/or sub-transfer agency pay-ments borne by the Portfolios and their classes.

  The Adviser, Distributor, and/or their affiliates may pay compensation, from time to time, out of their assets and not as an additional charge to the Port-folios, to selected Authorized Dealers, Service Organizations and other persons in connection with the sale and/or servicing of ILA Service, ILA Class B and ILA Class C Units of the Portfolios and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have re-mained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of ILA Service, ILA Class B and ILA Class C Units, as well as sponsor various educa-tional programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among insti-tutions depending upon such factors as the amounts their customers have in-vested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further informa-tion, see the Statement of Additional Information.

PURCHASES BY CHECK AND ACH TRANSFER

  Initial purchases of ILA Service Units, ILA Class B Units and ILA Class C Units may be made by mailing a completed Account Application along with a Fed-eral Reserve draft or check (except that a third party check will not be ac-cepted) payable only to the appropriate Portfolio and drawn on a U.S. bank and subsequent investments may be made by mailing a check as described above with the investor's account number to Goldman Sachs Trust (Prime Obligations Port-folio--Indicate Class of Units) or (Tax-Exempt Diversified Portfolio--Service Units), c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. The order be-comes effective as soon as the check or draft is converted to federal funds. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt, and that checks will be converted to fed-eral funds within two Business Days after receipt. Payment of redemption pro-ceeds from ILA Service Units, ILA Class B Units and ILA Class C Units pur-chased by check may be delayed up to 15 days until the check has cleared, as described under "Redemption of Units."

  Purchases of ILA Service Units, ILA Class B Units and ILA Class C Units may also be made by ACH transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. It is expected that ACH transfers will be con-verted to federal funds on the Business Day following receipt of the ACH transfer.

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments in ILA Service Units, ILA Class B Units or ILA Class C Units may be made through a unitholder's bank via the ACH Network or a unitholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or your Authorized Dealer. A minimum investment of $50 is required for Automatic Investment Plans.

PURCHASE TIMES

  ILA Service Units, ILA Class B Units and ILA Class C Units of the Prime Ob-ligations Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:

-------------------------------------------------------------------------------

     IF AN EFFECTIVE ORDER IS
     RECEIVED                      DIVIDENDS BEGIN
     ------------------------     -----------------
     By: 3:00 p.m.--N.Y. time     Same Business Day
---------------------------------------------------
     After: 3:00 p.m.--N.Y. time  Next Business Day
---------------------------------------------------

  ILA Service Units of the Tax-Exempt Diversified Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:

     IF AN EFFECTIVE ORDER IS
     RECEIVED                      DIVIDENDS BEGIN
     ------------------------     -----------------
     By: 1:00 p.m.--N.Y. time     Same Business Day
---------------------------------------------------
     After: 1:00 p.m.--N.Y. time  Next Business Day
---------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Service Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. ILA Class B and Class C Units acquired through an exchange will be purchased at the net asset value per unit and will only be subject to the CDSC of the shares originally held. For pur-poses of determining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B or Class C Units will be measured from the date the unitholder acquired the original Class B or Class C shares and will not be affected by any subsequent exchange. Investors should consult their Goldman Sachs Fund Class B or Class C shares prospectus to determine the amount of their remaining CDSC.

  Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transactions and ILA Service Units, ILA Class B Units or ILA Class C Units held in each recordholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM AND SUBSEQUENT INVESTMENTS AND OTHER INFORMATION

  Goldman Sachs has established a minimum initial investment requirement of $5,000. No minimum amount is required for subsequent investments. Orders for the purchase of additional ILA Service, Class B and Class C Units should be accompanied by information identifying the account and the Portfolio in which ILA Service, Class B and Class C Units are to be purchased. Shareholders of any Goldman Sachs Fund who wish to purchase ILA Service Units of the Portfo-lios or ILA Class B or Class C Units of the Prime Obligations Portfolio through an exchange of shares of such a Goldman Sachs Fund may be subject to different minimum investment requirements. (See "Exchanges," on page 25 of the Prospectus.) In addition, in connection with the establishment of a systematic exchange program from an ILA Class B or Class C unitholder account into an-other fund offering Class B or Class C shares, the minimum is reduced to $1,000.

TAX-SHELTERED RETIREMENT PLANS

  The Prime Obligations Portfolio is offered for purchase by retirement plans, including Regular and Roth Individual Retirement Accounts ("IRAs") plans for individuals and their spouses, IRA plans for employees in connection with em-ployer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. This informa-tion should be read carefully, and consultation with an attorney or tax ad-viser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of estab-lishing a plan.

  The minimum initial investment for all such retirement plans is $5,000, ex-cept for certain exchanges of shares of any Goldman Sachs Fund and except that the minimum for tax-sheltered retirement plans (excluding SIMPLE IRAs and Edu-cation IRAs) is $250 and the minimum for 403(b) plans is $200. The minimum for purchases in connection with SIMPLE and Education IRAs is $50. There is a min-imum of $50 for all subsequent investments.

                             REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semiannual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to unitholders with the same mailing address. Unitholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs at the number set forth on the cover.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (normally, but not always, as of 4:00 p.m. New York time) as a dividend and distributed monthly. Distributions will be made in additional ILA Service Units, ILA Class B Units or ILA Class C Units of the same Portfolio or, at the election of a record unitholder, in cash. Such reinvestments will not be subject to any CDSC. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization or ILA Class B or ILA Class C Unitholder at any time upon written notice to Goldman Sachs, in its capacity as transfer agent and income disbursing agent. If no election is made, all dividend and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code (as defined below) and may be reflected in a Portfo-lio's daily distributions. Each Portfolio may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capi-tal gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued in-terest or discount (including both original issue and market discount on tax-able securities) on portfolio securities, and (ii) any income of the Portfolio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

TAXES

  Each Portfolio is treated as a separate entity for federal income tax purpos-es, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Port-folio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue dis-count or market discount income, will be taxable to unitholders as ordinary in-come, except for any "exempt-interest dividends" paid by the Tax-Exempt Diver-sified Portfolio, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be tax-able as long-term capital gain regardless of how long the unitholders have held their units. Such long-term gain will constitute a 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Portfolios will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of either Portfolio whether received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may consti-tute a return of capital or any distributions that may constitute a tax pref-erence item under the federal alternative minimum tax.

  The Tax-Exempt Diversified Portfolio intends to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. Dividends paid by the Tax-Exempt Diversi-fied Portfolio from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest dividends, including dividends attribut-able to exempt-interest dividends received by the Portfolio from other regu-lated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax and the extent, if any, to which so-cial security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before pur-chasing units of the Tax-Exempt Diversified Portfolio. Interest incurred to purchase or carry units of the Tax-Exempt Diversified Portfolio will not be deductible for federal income tax purposes to the extent related to exempt-in-terest dividends paid by the Portfolio.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  In addition to federal taxes, a unitholder may be subject to state and local taxes on payments received from a Portfolio. A state income (and possibly lo-cal income and/or intangible property) tax exemption may be available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                          AUTOMATIC EXCHANGE PROGRAM

  Unitholders of a Portfolio may elect on the Account Application to automati-cally exchange a specified dollar amount of ILA Service Units, ILA Class B Units or ILA Class C Units for corresponding shares of any Goldman Sachs Fund. In the case of ILA Service Units, such exchanges will be made into the rele-vant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the exchanged units (i.e., the units to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the automatic exchanges will be made at net as-set value. In the case of ILA Class B or Class C Unitholders, such exchanges will be made into the relevant Goldman Sachs Fund at net asset value and will be subject to the CDSC of the original shares held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B or ILA Class C Units will be measured from the date the unitholder acquired the original Class B or Class C shares and will not be affected by any subsequent exchange. Investors should consult the relevant Goldman Sachs Fund prospectus to determine the amount of their applicable CDSC. Dividends and/or capital gains of ILA Service Units of each Portfolio and ILA Class B and Class C Units of the Prime Obligations Portfolio which have been reinvested may be exchanged for corresponding shares of a Goldman Sachs Fund without an initial sales charge or CDSC. These automatic exchanges are made monthly on the fif-teenth day of each month or the first Business Day thereafter and are subject to the following conditions. The minimum dollar amount for automatic exchanges must be at least $50 per month. At the time the election is made (i) the value of the unitholder's account in the Portfolio from which the exchange is made must equal or exceed $5,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment re-quirement or, if the unitholder has elected the automatic exchange privilege and the value of the acquired fund does not equal the acquired fund's minimum, such election must continue until the minimum initial investment requirement is met. The names, addresses and social security or other taxpayer identification numbers for the unitholder accounts with the exchanged and acquired funds must be identical. A unitholder should obtain and read the prospectus relating to any Goldman Sachs Fund and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Fund.

                                   EXCHANGES

  ILA Service Units of each Portfolio and ILA Class B and Class C Units of the Prime Obligations Portfolio may also be exchanged for units of the correspond-ing class of any Goldman Sachs Fund without using the Automatic Exchange Pro-gram. A unitholder should obtain and read the prospectus for the relevant Goldman Sachs Fund and consider its investment objectives, policies and appli-cable fees before making an exchange. Exchanges of ILA Service Units from each Portfolio will be made into the relevant Goldman Sachs Fund at the public of-fering price, which may include a sales charge, unless a sales charge has pre-viously been paid on the investment represented by the exchanged units (i.e., the units to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the exchange will be made at net asset value. In the case of ILA Class B and Class C Unitholders, such exchanges will be made into the relevant Goldman Sachs Fund at net asset value and will be subject to the CDSC of the original shares held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B or Class C Units will be measured from the date the unitholder ac-quired the original Class B or Class C shares and will not be affected by any subsequent exchange. Investors should consult their Goldman Sachs Fund Class B or Class C shares prospectus to determine the amount of their applicable CDSC. ILA Service Units of each Portfolio or ILA Class B or Class C Units of the Prime Obligations Portfolio purchased through dividend and/or capital gains re-investment may be exchanged for corresponding shares of a Goldman Sachs Fund without an initial sales charge or CDSC.

  ILA Service Units of a Portfolio acquired in an exchange transaction for shares of a Goldman Sachs Fund will be subject to the CDSC, if any, of the shares of the Goldman Sachs Fund originally held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder had owned units acquired will be measured from the date the unitholder acquired the original units subject to a CDSC, and will not be affected by any subsequent exchange. A subsequent ex-change of ILA Service Units of a Portfolio that are subject to a CDSC (i.e., because the ILA Service Units were acquired in an exchange transaction for shares of a Goldman Sachs Fund that were subject to a CDSC) will be made at net asset value and will continue to be subject to the CDSC of the original shares held.

  An exchange may be made by contacting a Service Organization or Authorized Dealer. In addition, unitholders of record may write to Goldman Sachs Trust, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Applica-tion or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 1-800-526-7384 (9:00 a.m. to 5:00 p.m. New York time). Certain procedures are employed to prevent unauthorized or fraudu-lent exchange requests as set forth under "Redemption of Units." Under the tel-ephone exchange privilege, units may be exchanged among accounts with different names, addresses or social security or other taxpayer identification numbers only if the exchange instructions are in writing and are received in accordance with the procedures set forth under "Redemption of Units." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. All exchanges are subject to the minimum investment requirements of the Portfolio or Goldman Sachs Fund into which the shares or units are being exchanged. The minimum initial exchange for shareholders of a Goldman Sachs Fund is $5,000 or the full account share balance, whichever is less. For fed-eral income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of shares received in the exchange. Investors should consult their tax advisers concerning the tax consequences of an exchange.

  An exchange fee may be imposed or the exchange privilege may be materially modified or withdrawn at any time upon 60 days' notice to unitholders. The Trust, the relevant fund or Goldman Sachs may reject or restrict purchases of units or shares by a particular purchaser or group, for example, when a pattern of frequent purchases and sales of units or shares is evident or if the pur-chase and sale orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Portfolio or a Goldman Sachs Fund. Ex-changes are available only in states where the exchange may be legally made.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  ILA Service Units of a Portfolio may be redeemed without charge upon request on any Business Day at the net asset value next determined after receipt by State Street as agent for Goldman Sachs, as a Service Organization, of the re-demption request. ILA Service, Class B and Class C Units of the Prime Obliga-tions Portfolio may be redeemed without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request less any applicable CDSC. Investors should consult the relevant Goldman Sachs Fund Class B and Class C shares prospectus to determine the amount, if any, of the CDSC payable at the time of redemption. Redemption requests may be made by contacting Goldman Sachs or, if units are held in a "street name" or omnibus account, the applicable Service Organization or Authorized Dealer. Written requests may be addressed to Goldman Sachs Trust, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. (See "Additional Services--General Information" for a description of the lim-ited situations where a Service Organization or other intermediary may be au-thorized to accept redemption requests for the Portfolios.)

  The Trust accepts telephone requests for redemption of units for amounts up to $50,000 within any seven (7) calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Ap-plication or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Applica-tion, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests if the Trust reason-ably believes the instructions to be genuine. Thus, unitholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying him-self as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will only be sent to the unitholder's address of record or authorized bank account designated in the Account Application and exchanges of units will only be made to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the unitholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the unitholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a unitholder's address of record. This redemption option does not apply to units held in a "street name" account. Unitholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each unitholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by the Transfer Agent.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by the recordholder of Units. The payment of redemption proceeds for Units recently purchased by check may be de-layed for up to 15 days until the check has cleared.

--------------------------------------------------------------------------------
PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired or mailed to the record holder of ILA Service Units, ILA Class B Units or Class C Units.

--------------------------------------------------------------------------------------
                                              REDEMPTION
     REDEMPTION REQUEST RECEIVED          PROCEEDS ORDINARILY           DIVIDENDS
     ---------------------------          -------------------           ---------
 (1)Prime Obligations Portfolio
 By:3:00 p.m.--N.Y. time             (i) Wire Redemptions Sent     Not earned on Day
                                         Same Business Day         request is received
                                     (ii) Check Redemptions Sent
                                          Next Business Day
--------------------------------------------------------------------------------------
 After: 3:00 p.m.--N.Y. time         (i) Wire Redemptions Sent     Earned on Day
                                         Next Business Day         request is received
                                     (ii) Check Redemptions Sent
                                          Within Two Business
                                          Days
--------------------------------------------------------------------------------------
 (2)Tax-Exempt Diversified Portfolio
 By:12:00 noon--N.Y. time            (i) Wire Redemptions Sent     Not earned on Day
                                         Same Business Day         request is received
                                     (ii) Check Redemptions Sent
                                          Next Business Day
--------------------------------------------------------------------------------------
 After:12:00 noon--N.Y. time         (i) Wire Redemptions Sent     Earned on Day
                                         Next Business Day         request is received
                                     (ii) Check Redemptions Sent
                                          Within Two Business
                                          Days
--------------------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the properly executed redemp-tion request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the customer's Service Organization or Authorized Dealer, if any, in the transfer process. If a problem with such performance arises in connection with any re-demption, the customer should deal directly with such intermediaries, Service Organization or Authorized Dealer.

CHECK REDEMPTION PRIVILEGE (ILA SERVICE UNITS ONLY)

  Goldman Sachs or its agent, as a record holder of ILA Service Units of a Portfolio, may elect to have a special account with State Street for the pur-pose of permitting its customers to redeem ILA Service Units from their ac-counts in each Portfolio by check. When State Street receives a completed ap-plication form, Goldman Sachs or its agent, as a record holder of the ILA Serv-ice Units, will forward to the requesting customer a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional ILA Service Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the record holder of ILA Service Units by State Street.

  The check redemption privilege enables a unitholder to receive the dividends declared on the ILA Service Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of a unitholder's account. If the amount of a check is greater than the value of the ILA Service Units held in the unitholder's account, the check will be returned unpaid, and the unitholder may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular unitholder or all unitholders in general. The Trust and State Street reserve the right at any time to suspend the procedure permitting redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of other ILA Service Unitholders of the Portfolios.

                                NET ASSET VALUE

  The net asset value of ILA Service Units of each Portfolio and ILA Class B and Class C Units of the Prime Obligations Portfolio is determined as of the close of regular trading on the New York Stock Exchange (normally, but not al-ways, 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributed to each class of units and dividing by the number of units of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Portfolio re-serves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders received after the Portfolio's closing time. On days either Portfolio closes early, purchase and redemption orders received after the Portfolio's closing time will be credited to the next Business Day. In addition, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the ad-vertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The ef-fective yield will be slightly higher than the yield because of the com-pounding effect of this assumed reinvestment.

  The Tax-Exempt Diversified Portfolio may also quote tax-equivalent yield. The Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brack-ets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Portfolios' performance quotations do not reflect any fees charged by an institution to its customer accounts in connec-tion with investments in the Portfolios.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of units in existence. Because each such class of units is subject to different expenses, the yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of beneficial interest in separate series, without further action by unitholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes.

  When issued, units are fully paid and nonassessable. In the event of liqui-dation, unitholders of each class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to the unitholders of such class. All units are freely transferable and have no pre-emptive, subscription or conversion rights. Unitholders are entitled to one vote per unit, provided that, at the option of the Trustees, unitholders will be entitled to a number of votes based upon the net asset values represented by their units.

  The Trust does not intend to hold annual meetings of unitholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other unitholders in connection with requiring a special meeting of unitholders. The Trustees will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
ILA SERVICE UNITS
ILA CLASS B UNITS
ILA CLASS C UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-526-7384

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   3
An Introduction to the Portfolios..........................................   6
Investment Policies Matrix.................................................   7
Description of Securities and Investment
 Techniques................................................................   8
Investment Limitations.....................................................  12
Management.................................................................  13
Additional Services........................................................  15
 Service Plan..............................................................  15
 Distribution and Authorized Dealer
  Service Plans............................................................  15
How to Invest..............................................................  16
 Alternative Purchase Arrangements.........................................  16
Reports to Unitholders.....................................................  23
Distributions and Taxes....................................................  23
Automatic Exchange Program.................................................  24
Exchanges..................................................................  25
Redemption of Units........................................................  26
Net Asset Value............................................................  29
Yield Information..........................................................  29
Organization and Units of the Portfolios...................................  30


ILAPRORETMM

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
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                                 GOLDMAN SACHS
                              MONEY MARKET FUNDS

                                GOLDMAN SACHS--
                          INSTITUTIONAL LIQUID ASSETS

                          PRIME OBLIGATIONS PORTFOLIO
                       TAX-EXEMPT DIVERSIFIED PORTFOLIO

                                  -----------

                                  PROSPECTUS

                                  -----------

                               ILA SERVICE UNITS
                               ILA CLASS B UNITS
                               ILA CLASS C UNITS

                                  MANAGED BY
                              GOLDMAN SACHS ASSET
                                  MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                            CASH MANAGEMENT SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs--Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of Cash Management shares of beneficial interest ("Cash Management Shares") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.
  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:
  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.
  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.
  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  The following Portfolios seek to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and, therefore, investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:
  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.
  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.
  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION............ Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in Cash Management Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1998, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional
Information and other information regarding the Trust.
-------------------------------------------------------------------------------
CASH MANAGEMENT SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF,
OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY
INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                  The date of this Prospectus is May 1, 1998.

                    SHAREHOLDER AND PORTFOLIO EXPENSES

                        CASH MANAGEMENT SHARES (1)

                                                              TAX-        TAX-      TAX-
                             PRIME      MONEY                EXEMPT      EXEMPT    EXEMPT
                          OBLIGATIONS  MARKET   GOVERNMENT DIVERSIFIED CALIFORNIA NEW YORK
                           PORTFOLIO  PORTFOLIO PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO
                          ----------- --------- ---------- ----------- ---------- ---------
SHAREHOLDER TRANSACTION
EXPENSES
 Maximum Sales Charge
 Imposed on Purchases...     None       None       None       None        None      None
 Sales Charge Imposed on
 Reinvested
 Distributions..........     None       None       None       None        None      None
 Deferred Sales Load
 Imposed on Redemptions.     None       None       None       None        None      None
 Exchange Fee...........     None       None       None       None        None      None
ANNUAL OPERATING
EXPENSES
 (as a percentage of
 average daily net
 assets)
 Management Fees........     0.35%      0.35%      0.35%      0.35%       0.35%     0.35%
 Distribution (Rule 12b-
 1) Fees (after expense
 limitations) (2).......     0.07%      0.07%      0.07%      0.07%       0.07%     0.07%
 Other Expenses
  Service Fees..........     0.50%      0.50%      0.50%      0.50%       0.50%     0.50%
  Other Expenses........     0.08%      0.07%      0.07%      0.06%       0.07%     0.08%
                             ----       ----       ----       ----        ----      ----
TOTAL OPERATING EXPENSES
(3) (4).................     1.00%      0.99%      0.99%      0.98%       0.99%     1.00%
                             ====       ====       ====       ====        ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................  $10     $32     $55     $122
     Money Market Portfolio.....................  $10     $32     $55     $121
     Government Portfolio.......................  $10     $32     $55     $121
     Tax-Exempt Diversified Portfolio...........  $10     $31     $54     $120
     Tax-Exempt California Portfolio............  $10     $32     $55     $121
     Tax-Exempt New York Portfolio..............  $10     $32     $55     $122

--------
(1) Based on estimated amounts for the current fiscal year.

(2) Goldman Sachs has voluntarily agreed not to impose a portion of the distribution fee attributable to Cash Management Shares of each Portfolio. Distribution fees for each Portfolio would otherwise be payable at the rate of .50% of a Portfolio's average daily net assets.

(3) The Adviser has voluntarily agreed to reduce or limit the Total Operating Expenses of each Portfolio (excluding fees payable to Service
    Organizations, as defined herein, distribution fees, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.43% of the average daily net assets of a Portfolio.

(4) Without the limitations described above, "Distribution Fees" and "Total Operating Expenses" of the Portfolios for the current fiscal year are estimated to be as follows:

                                                    DISTRIBUTION TOTAL OPERATING
                                                        FEES        EXPENSES
                                                    ------------ ---------------
   Prime Obligations Portfolio.....................    0.50%          1.43%
   Money Market Portfolio..........................    0.50%          1.42%
   Government Portfolio............................    0.50%          1.42%
   Tax-Exempt Diversified Portfolio................    0.50%          1.41%
   Tax-Exempt California Portfolio.................    0.50%          1.42%
   Tax-Exempt New York Portfolio...................    0.50%          1.43%

  As of the date of this Prospectus the Adviser has no intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at its discretion. The information set forth in the foregoing table and hypothetical example relates only to Cash Management Shares of the Portfolios. The Portfolios also offer ILA Units, ILA Service Units and ILA Administration Units (all Portfolios) and ILA Class B Units and ILA Class C Units (Prime Ob-ligations only). The other classes of the Portfolios are subject to different fees and expenses (which affect performance) and are entitled to different services. Information regarding any other class of the Portfolios may be ob-tained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of Cash Management Shares in connection with their cus-tomers' accounts. See "Additional Services" in this Prospectus and the State-ment of Additional Information. Such fees, if any, may affect the return such customers realize with respect to their investments.

  Certain Service Organizations may also receive certain compensation in con-nection with the sale and distribution of Cash Management Shares or for serv-ices to their customers' accounts and/or the Portfolios. For additional infor-mation regarding such compensation, see "Additional Services" in this Prospec-tus and the Statement of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear di-rectly or indirectly. The information on fees and expenses included in the ta-ble and the hypothetical example above are based on each Portfolio's fees and expenses (estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfo-lio's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                             FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, indepen-dent public accountants, whose report appears in the annual report to share-holders for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information. During the periods shown, the Trust did not offer Cash Management Shares of any of the Portfolios.

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                   Net asset
                  value at     Net       gain on    income from                value at
                  beginning investment  investment  investment  Distributions     end      Total
                  of period   income   transactions operations  to unitholders of period return(a)
               -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0524          --      $0.0524      $(0.0524)     $1.00     5.38%
1997-ILA
Administration
units...........     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1997-ILA Service
units...........     1.00     0.0485          --       0.0485       (0.0485)      1.00     4.96
1997-ILA B
units...........     1.00     0.0433          --       0.0433       (0.0433)      1.00     4.33
1997-ILA C
units(b)........     1.00     0.0365          --       0.0365       (0.0365)      1.00     4.41(d)
1996-ILA units..     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497       (0.0497)      1.00     5.06
1996-ILA Service
units...........     1.00     0.0474          --       0.0474       (0.0474)      1.00     4.80
1996-ILA B
units(b)........     1.00     0.0262          --       0.0262       (0.0262)      1.00     3.97(d)
1995-ILA units..     1.00     0.0566          --       0.0566       (0.0566)      1.00     5.79
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551       (0.0551)      1.00     5.63
1995-ILA Service
units...........     1.00     0.0522          --       0.0522       (0.0522)      1.00     5.37
1994-ILA units..     1.00     0.0394          --       0.0394       (0.0394)      1.00     4.07
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379       (0.0379)      1.00     3.91
1994-ILA Service
units...........     1.00     0.0365          --       0.0365       (0.0365)      1.00     3.66
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00     2.97
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00     2.82
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00     2.56
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00     3.75
1992-ILA
Administration
units...........     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00     3.60
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00     3.34
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00     6.10
1991-ILA
Administration
units...........     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00     5.94
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00     5.68
1990-ILA units..     1.00     0.0793          --       0.0793       (0.0793)      1.00     8.21
1990-ILA
Administration
units(c)........     1.00     0.0438          --       0.0438       (0.0438)      1.00     7.81(d)
1990-ILA Service
units(c)........     1.00     0.0425          --       0.0425       (0.0425)      1.00     7.56(d)
1989-ILA units..     1.00     0.0890          --       0.0890       (0.0890)      1.00     9.27
1988-ILA units..     1.00     0.0714          --       0.0714       (0.0714)      1.00     7.48
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
               -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.24%    $ 866,445      0.43%        5.23%
1997-ILA
Administration
units...........      0.57         5.11        28,110      0.58         5.10
1997-ILA Service
units...........      0.82         4.85        78,316      0.83         4.84
1997-ILA B
units...........      1.42         4.33         1,574      1.43         4.32
1997-ILA C
units(b)........      1.42(d)      4.39(d)      1,897      1.43(d)      4.38(d)
1996-ILA units..      0.41         5.11     1,154,787      0.43         5.09
1996-ILA
Administration
units...........      0.56         4.97        23,738      0.58         4.95
1996-ILA Service
units...........      0.81         4.74        84,707      0.83         4.72
1996-ILA B
units(b)........      1.41(d)      4.09(d)        346      1.43(d)      4.07(d)
1995-ILA units..      0.41         5.66     1,261,251      0.43         5.64
1995-ILA
Administration
units...........      0.56         5.51        63,018      0.58         5.49
1995-ILA Service
units...........      0.81         5.22       227,233      0.83         5.20
1994-ILA units..      0.40         3.94     1,963,846      0.42         3.92
1994-ILA
Administration
units...........      0.55         3.79       149,234      0.57         3.77
1994-ILA Service
units...........      0.80         3.65       170,453      0.82         3.63
1993-ILA units..      0.40         2.91     2,332,771      0.42         2.89
1993-ILA
Administration
units...........      0.55         2.75       189,431      0.57         2.73
1993-ILA Service
units...........      0.80         2.50       137,804      0.82         2.48
1992-ILA units..      0.40         3.64     3,444,591      0.42         3.62
1992-ILA
Administration
units...........      0.55         3.39       257,321      0.57         3.37
1992-ILA Service
units...........      0.80         3.11        22,044      0.82         3.09
1991-ILA units..      0.40         5.91     3,531,736      0.42         5.89
1991-ILA
Administration
units...........      0.55         5.68       198,417      0.57         5.66
1991-ILA Service
units...........      0.80         5.58        18,789      0.82         5.56
1990-ILA units..      0.38         7.93     2,833,541      0.38         7.93
1990-ILA
Administration
units(c)........      0.55(d)      7.62(d)    209,272      0.55(d)      7.62(d)
1990-ILA Service
units(c)........      0.80(d)      7.25(d)     19,039      0.80(d)      7.25(d)
1989-ILA units..      0.40         8.90     3,761,964      0.40         8.90
1988-ILA units..      0.40         7.14     3,799,628      0.40         7.14

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) ILA Class B and C unit activity commenced during May of 1996 and August of 1997, respectively.
(c) ILA Administration and Service unit activity commenced during June of 1990.
(d) Annualized.

-------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0531          --      $0.0531     $(0.0531)     $1.00     5.43%
1997-ILA
Administration
units...........     1.00     0.0515          --       0.0515      (0.0515)      1.00     5.28
1997-ILA Service
units...........     1.00     0.0490          --       0.0490      (0.0490)      1.00     5.01
1996-ILA units..     1.00     0.0515      0.0001       0.0516      (0.0516)      1.00     5.27
1996-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0501)      1.00     5.12
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476      (0.0476)      1.00     4.86
1995-ILA units..     1.00     0.0571          --       0.0571      (0.0571)      1.00     5.85
1995-ILA
Administration
units...........     1.00     0.0555          --       0.0555      (0.0555)      1.00     5.69
1995-ILA Service
units...........     1.00     0.0529          --       0.0529      (0.0529)      1.00     5.43
1994-ILA units..     1.00     0.0401          --       0.0401      (0.0401)      1.00     4.13
1994-ILA
Administration
units...........     1.00     0.0388          --       0.0388      (0.0388)      1.00     3.98
1994-ILA Service
units...........     1.00     0.0364          --       0.0364      (0.0364)      1.00     3.72
1993-ILA units..     1.00     0.0296      0.0003       0.0299      (0.0299)      1.00     3.03
1993-ILA
Administration
units...........     1.00     0.0281      0.0003       0.0284      (0.0284)      1.00     2.88
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259      (0.0259)      1.00     2.62
1992-ILA units..     1.00     0.0368      0.0004       0.0372      (0.0372)      1.00     3.76
1992-ILA
Administration
units...........     1.00     0.0356      0.0004       0.0360      (0.0360)      1.00     3.61
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364      (0.0364)      1.00     3.35
1991-ILA units..     1.00     0.0591      0.0004       0.0595      (0.0595)      1.00     6.12
1991-ILA
Administration
units...........     1.00     0.0574      0.0004       0.0578      (0.0578)      1.00     5.96
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551      (0.0551)      1.00     5.70
1990-ILA units..     1.00     0.0793      0.0001       0.0794      (0.0794)      1.00     8.24
1990-ILA
Administration
units(c)........     1.00     0.0424      0.0001       0.0425      (0.0425)      1.00     7.86(b)
1990-ILA Service
units(c)........     1.00     0.0438          --       0.0438      (0.0438)      1.00     7.61(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886      (0.0886)      1.00     9.31
1988-ILA units..     1.00     0.0751          --       0.0751      (0.0751)      1.00     7.66
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..     1.00     0.0063          --       0.0063      (0.0063)      1.00     7.38(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                                                                    Ratio of net
                               Ratio of net    Net                   investment
                  Ratio of net  investment  assets at  Ratio of net  income to
                  expenses to   income to      end     expenses  to   average
                  average net  average net  of period  average net      net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.37%        5.31%    $  806,096     0.42%        5.26%
1997-ILA
Administration
units...........      0.52         5.15        307,480     0.57         5.10
1997-ILA Service
units...........      0.77         4.90         20,517     0.82         4.85
1996-ILA units..      0.36         5.15        703,097     0.43         5.08
1996-ILA
Administration
units...........      0.51         5.00        257,258     0.58         4.93
1996-ILA Service
units...........      0.76         4.75         28,845     0.83         4.68
1995-ILA units..      0.36         5.71        574,155     0.42         5.65
1995-ILA
Administration
units...........      0.51         5.55        164,422     0.57         5.49
1995-ILA Service
units...........      0.76         5.29         23,080     0.82         5.23
1994-ILA units..      0.35         4.01        559,470     0.43         3.93
1994-ILA
Administration
units...........      0.50         3.88        145,867     0.58         3.80
1994-ILA Service
units...........      0.75         3.61         21,862     0.83         3.53
1993-ILA units..      0.35         2.96        699,604     0.43         2.88
1993-ILA
Administration
units...........      0.50         2.81        150,452     0.58         2.73
1993-ILA Service
units...........      0.75         2.57         11,166     0.83         2.49
1992-ILA units..      0.35         3.68        884,571     0.43         3.60
1992-ILA
Administration
units...........      0.50         3.56        187,445     0.58         3.48
1992-ILA Service
units...........      0.75         3.58         15,114     0.83         3.50
1991-ILA units..      0.35         5.91      1,153,191     0.42         5.84
1991-ILA
Administration
units...........      0.50         5.74        210,330     0.57         5.67
1991-ILA Service
units...........      0.75         5.47         56,586     0.82         5.40
1990-ILA units..      0.35         7.93        924,141     0.40         7.88
1990-ILA
Administration
units(c)........      0.50(b)      7.63(b)     204,477     0.55(b)      7.58(b)
1990-ILA Service
units(c)........      0.75(b)      7.46(b)      38,128     0.80(b)      7.41(b)
1989-ILA units..      0.35         8.85      1,295,389     0.40         8.80
1988-ILA units..      0.27         7.51        701,105     0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..      0.15(b)      7.62(b)     183,633     0.40(b)      7.37(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990.

------------------------------------------------------

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                                           Net
                  Net asset              realized      Total                   Net asset
                  value at     Net       gain on    income from                value at
                  beginning investment  investment  investment  Distributions     end      Total
                  of period   income   transactions operations  to unitholders of period return(a)
              ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0516          --      $0.0516      $(0.0516)     $1.00     5.31%
1997-ILA
Administration
units...........     1.00     0.0499          --       0.0499       (0.0498)      1.00     5.15
1997-ILA Service
units...........     1.00     0.0478          --       0.0478       (0.0478)      1.00     4.89
1996-ILA units..     1.00     0.0504      0.0001       0.0505       (0.0504)      1.00     5.15
1996-ILA
Administration
units...........     1.00     0.0489      0.0001       0.0490       (0.0489)      1.00     4.99
1996-ILA Service
units...........     1.00     0.0463      0.0001       0.0464       (0.0463)      1.00     4.73
1995-ILA units..     1.00     0.0562      0.0002       0.0564       (0.0564)      1.00     5.77
1995-ILA
Administration
units...........     1.00     0.0549      0.0002       0.0551       (0.0551)      1.00     5.62
1995-ILA Service
units...........     1.00     0.0519      0.0002       0.0521       (0.0521)      1.00     5.35
1994-ILA units..     1.00     0.0378      0.0002       0.0380       (0.0380)      1.00     3.94
1994-ILA
Administration
units...........     1.00     0.0362      0.0002       0.0364       (0.0364)      1.00     3.79
1994-ILA Service
units...........     1.00     0.0350      0.0002       0.0352       (0.0352)      1.00     3.53
1993-ILA units..     1.00     0.0282      0.0008       0.0290       (0.0291)      1.00     2.94
1993-ILA
Administration
units...........     1.00     0.0267      0.0008       0.0275       (0.0276)      1.00     2.79
1993-ILA Service
units...........     1.00     0.0242      0.0006       0.0248       (0.0250)      1.00     2.53
1992-ILA units..     1.00     0.0338      0.0027       0.0365       (0.0364)      1.00     3.70
1992-ILA
Administration
units...........     1.00     0.0325      0.0027       0.0352       (0.0351)      1.00     3.55
1992-ILA Service
units...........     1.00     0.0309      0.0030       0.0339       (0.0336)      1.00     3.29
1991-ILA units..     1.00     0.0567      0.0011       0.0578       (0.0578)      1.00     5.91
1991-ILA
Administration
units...........     1.00     0.0545      0.0011       0.0556       (0.0556)      1.00     5.75
1991-ILA Service
units...........     1.00     0.0522      0.0011       0.0533       (0.0533)      1.00     5.49
1990-ILA units..     1.00     0.0779      0.0003       0.0782       (0.0782)      1.00     8.11
1990-ILA
Administration
units(c)........     1.00     0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)
1990-ILA Service
units(c)........     1.00     0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)
1989-ILA units..     1.00     0.0877      0.0001       0.0878       (0.0878)      1.00     9.15
1988-ILA units..     1.00     0.0716      0.0002       0.0718       (0.0718)      1.00     7.42
1987-ILA units..     1.00     0.0622      0.0001       0.0623       (0.0624)      1.00     6.43
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.16%      $460,457     0.42%        5.16%
1997-ILA
Administration
units...........      0.57         4.98         10,192     0.57         4.98
1997-ILA Service
units...........      0.82         4.78         83,799     0.82         4.78
1996-ILA units..      0.41         5.04        694,651     0.44         5.01
1996-ILA
Administration
units...........      0.56         4.89         36,055     0.59         4.86
1996-ILA Service
units...........      0.81         4.63         94,228     0.84         4.60
1995-ILA units..      0.41         5.62        570,469     0.43         5.60
1995-ILA
Administration
units...........      0.56         5.49         47,558     0.58         5.47
1995-ILA Service
units...........      0.81         5.19         85,401     0.83         5.17
1994-ILA units..      0.40         3.78        881,520     0.44         3.74
1994-ILA
Administration
units...........      0.55         3.62         95,483     0.59         3.58
1994-ILA Service
units...........      0.80         3.50        156,930     0.84         3.46
1993-ILA units..      0.40         2.82      1,315,378     0.43         2.79
1993-ILA
Administration
units...........      0.55         2.67        161,845     0.58         2.64
1993-ILA Service
units...........      0.80         2.42        101,272     0.83         2.39
1992-ILA units..      0.40         3.38      1,785,472     0.42         3.36
1992-ILA
Administration
units...........      0.55         3.25        461,542     0.57         3.23
1992-ILA Service
units...........      0.80         3.09         56,389     0.82         3.07
1991-ILA units..      0.40         5.67      2,103,627     0.43         5.64
1991-ILA
Administration
units...........      0.55         5.45        464,060     0.58         5.42
1991-ILA Service
units...........      0.80         5.22        200,176     0.83         5.19
1990-ILA units..      0.39         7.79      2,203,756     0.39         7.79
1990-ILA
Administration
units(c)........      0.55(b)      7.49(b)     296,313     0.55(b)      7.49(b)
1990-ILA Service
units(c)........      0.80(b)      7.15(b)     132,888     0.80(b)      7.15(b)
1989-ILA units..      0.40         8.77      2,268,330     0.40         8.77
1988-ILA units..      0.40         7.16      2,197,796     0.40         7.16
1987-ILA units..      0.40         6.22      2,243,870     0.40         6.22

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

------------------------------------------------------

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0333           --      $0.0333      $(0.0333)     $1.00     3.39%
1997-ILA
Administration
units...........     1.00     0.0316           --       0.0316       (0.0316)      1.00     3.23
1997-ILA Service
units...........     1.00     0.0297           --       0.0297       (0.0297)      1.00     2.97
1996-ILA units..     1.00     0.0320           --       0.0320       (0.0320)      1.00     3.25
1996-ILA
Administration
units...........     1.00     0.0306           --       0.0306       (0.0306)      1.00     3.09
1996-ILA Service
units...........     1.00     0.0279           --       0.0279       (0.0279)      1.00     2.84
1995-ILA units..     1.00     0.0365           --       0.0365       (0.0365)      1.00     3.72
1995-ILA
Administration
units...........     1.00     0.0351           --       0.0351       (0.0352)      1.00     3.57
1995-ILA Service
units...........     1.00     0.0324           --       0.0324       (0.0325)      1.00     3.31
1994-ILA units..     1.00     0.0264           --       0.0264       (0.0264)      1.00     2.71
1994-ILA
Administration
units...........     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.55
1994-ILA Service
units...........     1.00     0.0220           --       0.0220       (0.0220)      1.00     2.30
1993-ILA units..     1.00     0.0222           --       0.0222       (0.0222)      1.00     2.25
1993-ILA
Administration
units...........     1.00     0.0207           --       0.0207       (0.0207)      1.00     2.09
1993-ILA Service
units...........     1.00     0.0183           --       0.0183       (0.0183)      1.00     1.84
1992-ILA units..     1.00     0.0277           --       0.0277       (0.0277)      1.00     2.82
1992-ILA
Administration
units...........     1.00     0.0266           --       0.0266       (0.0266)      1.00     2.67
1992-ILA Service
units...........     1.00     0.0243           --       0.0243       (0.0243)      1.00     2.41
1991-ILA units..     1.00     0.0424           --       0.0424       (0.0424)      1.00     4.33
1991-ILA
Administration
units...........     1.00     0.0406           --       0.0406       (0.0406)      1.00     4.17
1991-ILA Service
units...........     1.00     0.0386           --       0.0386       (0.0386)      1.00     3.91
1990-ILA units..     1.00     0.0550      (0.0001)      0.0549       (0.0549)      1.00     5.64
1990-ILA
Administration
units (c).......     1.00     0.0301           --       0.0301       (0.0300)      1.00     5.43(b)
1990-ILA Service
units (c).......     1.00     0.0259           --       0.0259       (0.0259)      1.00     5.17(b)
1989-ILA units..     1.00     0.0591      (0.0001)      0.0590       (0.0590)      1.00     6.07
1988-ILA units..     1.00     0.0487       0.0003       0.0490       (0.0490)      1.00     5.03
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.32%        3.33%    $1,479,486     0.41%        3.24%
1997-ILA
Administration
units...........      0.47         3.16         27,967     0.56         3.07
1997-ILA Service
units...........      0.72         2.97         30,513     0.81         2.88
1996-ILA units..      0.31         3.20      1,514,443     0.41         3.10
1996-ILA
Administration
units...........      0.46         3.06         59,097     0.56         2.96
1996-ILA Service
units...........      0.71         2.79         28,921     0.81         2.69
1995-ILA units..      0.31         3.65      1,342,585     0.42         3.54
1995-ILA
Administration
units...........      0.46         3.51         48,773     0.57         3.40
1995-ILA Service
units...........      0.71         3.24         49,647     0.82         3.13
1994-ILA units..      0.30         2.64      1,434,965     0.41         2.53
1994-ILA
Administration
units...........      0.45         2.50         97,778     0.56         2.39
1994-ILA Service
units...........      0.70         2.20         36,492     0.81         2.09
1993-ILA units..      0.30         2.22      1,769,477     0.41         2.11
1993-ILA
Administration
units...........      0.45         2.08         99,896     0.56         1.97
1993-ILA Service
units...........      0.70         1.83         45,172     0.81         1.72
1992-ILA units..      0.30         2.77      1,333,925     0.42         2.65
1992-ILA
Administration
units...........      0.45         2.66         50,225     0.57         2.54
1992-ILA Service
units...........      0.70         2.43         29,534     0.82         2.31
1991-ILA units..      0.32         4.24      1,044,986     0.42         4.14
1991-ILA
Administration
units...........      0.47         4.06         37,567     0.57         3.96
1991-ILA Service
units...........      0.72         3.86         52,399     0.82         3.76
1990-ILA units..      0.40         5.50        603,895     0.40         5.50
1990-ILA
Administration
units (c).......      0.55(b)      5.40(b)      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      0.80(b)      5.16(b)      56,810     0.80(b)      5.16(b)
1989-ILA units..      0.40         5.91        688,556     0.40         5.91
1988-ILA units..      0.40         4.87        907,782     0.40         4.87

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

-------------------------------------------------------

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0310           --      $0.0310      $(0.0310)     $1.00     3.15%
1997-ILA
Administration
units...........     1.00     0.0298           --       0.0298       (0.0301)      1.00     3.00
1997-ILA Service
units (d).......     1.00     0.0085           --       0.0085       (0.0080)      1.00     2.87(b)
1996-ILA units..     1.00     0.0299           --       0.0299       (0.0299)      1.00     3.03
1996-ILA
Administration
units...........     1.00     0.0284           --       0.0284       (0.0284)      1.00     2.88
1995-ILA units..     1.00     0.0349           --       0.0349       (0.0350)      1.00     3.55
1995-ILA
Administration
units...........     1.00     0.0332           --       0.0332       (0.0332)      1.00     3.40
1994-ILA units..     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.53
1994-ILA
Administration
units...........     1.00     0.0233           --       0.0233       (0.0233)      1.00     2.37
1993-ILA units..     1.00     0.0206           --       0.0206       (0.0206)      1.00     2.09
1993-ILA
Administration
units...........     1.00     0.0191           --       0.0191       (0.0191)      1.00     1.93
1993-ILA Service
units...........     1.00     0.0166           --       0.0166       (0.0166)      1.00     1.68
1992-ILA units..     1.00     0.0256      (0.0001)      0.0255       (0.0256)      1.00     2.62
1992-ILA
Administration
units...........     1.00     0.0235      (0.0002)      0.0233       (0.0235)      1.00     2.47
1992-ILA Service
units (c).......     1.00     0.0081           --       0.0081       (0.0081)      1.00     1.99(b)
1991-ILA units..     1.00     0.0388           --       0.0388       (0.0388)      1.00     3.92
1991-ILA
Administration
units...........     1.00     0.0376           --       0.0376       (0.0376)      1.00     3.80
1990-ILA units..     1.00     0.0511      (0.0001)      0.0510       (0.0511)      1.00     5.24
1990-ILA
Administration
units (c).......     1.00     0.0042           --       0.0042       (0.0042)      1.00     5.14(b)
1989-ILA units..     1.00     0.0573      (0.0001)      0.0572       (0.0572)      1.00     5.93
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..     1.00     0.0139           --       0.0139       (0.0139)      1.00     5.81(b)
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        3.10%     $591,003      0.42%        3.10%
1997-ILA
Administration
units...........      0.57         2.98           360      0.57         2.98
1997-ILA Service
units (d).......      0.82(b)      2.90(b)          2      0.82(b)      2.90(b)
1996-ILA units..      0.41         2.99       440,476      0.42         2.98
1996-ILA
Administration
units...........      0.56         2.84           142      0.57         2.83
1995-ILA units..      0.41         3.49       346,728      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32            61      0.56         3.32
1994-ILA units..      0.40         2.50       227,399      0.41         2.49
1994-ILA
Administration
units...........      0.55         2.33           790      0.56         2.32
1993-ILA units..      0.40         2.06       229,839      0.44         2.02
1993-ILA
Administration
units...........      0.55         1.91         1,425      0.59         1.87
1993-ILA Service
units...........      0.76         1.66            --      0.84         1.54
1992-ILA units..      0.40         2.56       161,868      0.47         2.49
1992-ILA
Administration
units...........      0.55         2.35            31      0.62         2.28
1992-ILA Service
units (c).......      0.80(b)      2.03(b)          3      0.87(b)      1.96(b)
1991-ILA units..      0.40         3.88       102,494      0.47         3.81
1991-ILA
Administration
units...........      0.55         3.76            13      0.62         3.69
1990-ILA units..      0.40         5.11       106,972      0.40         5.11
1990-ILA
Administration
units (c).......      0.55(b)      5.33(b)         68      0.55(b)      5.33(b)
1989-ILA units..      0.40         5.73       112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..      0.24(b)      5.74(b)     41,028      0.38(b)      5.60(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.

(c) ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No Service units were outstanding for the years ended December 31, 1994, 1995 and 1996.
(d) ILA Service unit activity re-commenced during September of 1997.

-------------------------------------------------------

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0325           --      $0.0325      $(0.0325)     $1.00     3.29%
1997-ILA
Administration
units...........     1.00     0.0310           --       0.0310       (0.0310)      1.00     3.14
1997-ILA Service
units(c)........     1.00     0.0089           --       0.0089       (0.0089)      1.00     3.02(b)
1996-ILA units..     1.00     0.0301           --       0.0301       (0.0301)      1.00     3.05
1996-ILA
Administration
units...........     1.00     0.0288           --       0.0288       (0.0288)      1.00     2.90
1995-ILA units..     1.00     0.0344           --       0.0344       (0.0344)      1.00     3.51
1995-ILA
Administration
units...........     1.00     0.0328           --       0.0328       (0.0328)      1.00     3.35
1994-ILA units..     1.00     0.0262           --       0.0262       (0.0262)      1.00     2.56
1994-ILA
Administration
units...........     1.00     0.0247           --       0.0247       (0.0247)      1.00     2.41
1993-ILA units..     1.00     0.0221           --       0.0221       (0.0221)      1.00     2.21
1993-ILA
Administration
units...........     1.00     0.0205           --       0.0205       (0.0205)      1.00     2.05
1992-ILA units..     1.00     0.0265           --       0.0265       (0.0265)      1.00     2.71
1992-ILA
Administration
units...........     1.00     0.0253           --       0.0253       (0.0253)      1.00     2.55
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0347      (0.0002)      0.0345       (0.0347)      1.00     4.02(b)
1991-ILA
Administration
units (c).......     1.00     0.0330           --       0.0330       (0.0330)      1.00     3.87(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net       Ratio of   Ratio of net
                  Ratio of net  investment  assets at      net       investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.33%        3.24%     $102,887      0.43%        3.14%
1997-ILA
Administration
units...........      0.48         3.09        31,993      0.58         2.99
1997-ILA Service
units(c)........      0.73(b)      3.04(b)          2      0.83(b)      2.94(b)
1996-ILA units..      0.32         3.01        70,175      0.43         2.90
1996-ILA
Administration
units...........      0.47         2.88        44,319      0.58         2.77
1995-ILA units..      0.30         3.44        90,537      0.44         3.30
1995-ILA
Administration
units...........      0.45         3.28        26,724      0.59         3.14
1994-ILA units..      0.24         2.62        84,517      0.47         2.39
1994-ILA
Administration
units...........      0.39         2.47        38,970      0.62         2.24
1993-ILA units..      0.10         2.21        48,367      0.51         1.80
1993-ILA
Administration
units...........      0.25         2.05        20,306      0.66         1.64
1992-ILA units..      0.10         2.65        16,844      0.57         2.18
1992-ILA
Administration
units...........      0.25         2.53        14,641      0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      3.96(b)     11,070      0.76(b)      3.30(b)
1991-ILA
Administration
units (c).......      0.25(b)      3.90(b)     19,198      0.91(b)      3.24(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during February of 1991 and September of 1997, respectively.

------------------------------------------------------

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market and Government Port-folios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. Each investor should consult his or her tax adviser to determine whether distributions from any Portfolio that may hold certain U.S. Treasury Obligations and U.S. Government Securities, the interest from which is generally exempt from state taxation, are exempt from state income taxation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income ex-empt from federal income tax by investing primarily in Municipal Instru-ments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide shareholders with income exempt from California state and New York state and city personal income taxes, respectively.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities that either
(a) are rated in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. The Taxable Portfolios will not invest in a secu-rity which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may pur-chase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                           INVESTMENT POLICIES MATRIX

                                                                                SHORT-TERM
                                                                              OBLIGATIONS OF               ASSET-BACKED &
                     US          US                                            CORPORATIONS                 RECEIVABLES-
                  TREASURY   GOVERNMENT        BANK           COMMERCIAL         AND OTHER      REPURCHASE     BACKED
   PORTFOLIO     OBLIGATIONS SECURITIES    OBLIGATIONS          PAPER            ENTITIES       AGREEMENTS  SECURITIES+
-------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations         [_]          [_]        [_]                  [_]                [_]              [_]         [_]
                                         U.S. banks only                      U.S. entities only
-------------------------------------------------------------------------------------------------------------------------
Money Market
                     [_]         [_]         [_]                  [_]                 [_]              [_]        [_]
                                        Over 25% of total    U.S. and         U.S. and foreign
                                        assets must be       foreign (US$)    (US$) entities
                                        invested in U.S.     commercial paper
                                        and Foreign
                                        (US$) Banks
-------------------------------------------------------------------------------------------------------------------------
Government           [_]         [_]                                                                   [_]
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified                                                  [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California                                                   [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York                                                         [_]
                                                           Tax-exempt only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
   PORTFOLIO        (US$)
-------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
-------------------------------------------------------------------------------------------------------------------------
Money Market
                    [_]

-------------------------------------------------------------------------------------------------------------------------
Government
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.

  + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.


                                                                                          SUMMARY
                                                                                             OF
   TAXABLE              TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED     TAXATION FOR
  MUNICIPALS            MUNICIPALS                QUALITY****  COMPANIES   SECURITIES  DISTRIBUTIONS*   MISCELLANEOUS
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]          [_]
                                                   First      Up to 10% of            Taxable federal
                                                   Tier       total assets            and state**
                                                              in other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]          [_]
                                                   First      Up to 10%              Taxable federal  May invest in
                                                   Tier       of total                and state**      obligations of
                                                              assets in                                the
                                                              other                                    International
                                                              investment                               Bank for
                                                              companies                                Reconstruction
                                                                                                       and Development
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%              Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                       [_]                                        [_]        [_]
                    At least 80% of net assets     First or   Up to 10%              Tax-exempt       May (but does
                    in tax-exempt Municipal        Second     of total                federal and      not currently
                    Instruments (except in         Tier       assets in               taxable          intend to)
                    extraordinary circumstances)              other                   state***         invest up to
                                                              investment                               20% in AMT
                                                              companies                                securities and
                                                                                                       may temporarily
                                                                                                       invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                       [_]                                        [_]        [_]
                                                   First or   Up to 10%               Tax-exempt       May (but does
                    At least 80% of net assets     Second     of total                federal and      not currently
                    in tax-exempt Municipal        Tier       assets in               California       intend to)
                    Instruments and at least 65%              other                   State            invest up to
                    of its total assets in                    investment                               20% in AMT
                    California Instruments                    companies                                securities and
                    (except in extraordinary                                                           may temporarily
                    circumstances)                                                                     invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                       [_]                                        [_]        [_]
                    At least 80% of net assets     First or   Up to 10%               Tax-exempt       May invest up
                    in tax-exempt Municipal        Second     of total                federal, New     to 20% in AMT
                    Instruments and at least 65%   Tier       assets in               York State and   securities and
                    of its total assets in New                other                   New York City    may temporarily
                    York Instruments (except in               investment                               invest in the
                    extraordinary circumstances)              companies                                taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein

   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
  ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

**** To the extent permitted by Rule 2a-7, a Portfolio holding a security sup-ported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  Each Portfolio (other than Government Portfolio) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custo-dial receipts are not considered obligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks hav-ing more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial pa-per. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obliga-tions. As a result, the Portfolio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the man-ner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain eco-nomic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "For-eign Risks" below.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a for-eign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term rat-ings category by the requisite number of NRSROs. The Money Market Portfolio may not invest more than 25% of its total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive pay-ment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are in-terests in a pool of debt obligations held by a bank or other financial insti-tution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  CALIFORNIA INSTRUMENTS: California Instruments are obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Is-lands and Guam, the interest from which is excluded from gross income for fed-eral income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: New York Instruments are obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city per-sonal income tax.

  TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS: Fixed rate notes and similar debt instruments, variable and floating rate demand instruments, tax-exempt commercial paper, municipal bond and unrated notes, paper, bonds and other instruments.

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental poli-cy, at least 65% of each of the Tax-Exempt California and Tax-Exempt New York Portfolio's total assets will be invested in California and New York Instru-ments, respectively, except in extraordinary circumstances. Each Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfolios, in Municipal Instruments that are not California or New York Instruments, respectively, when acceptable California and New York Instruments are not available or when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meet-ing the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt Cali-fornia and Tax-Exempt New York Portfolios' distributions of interest from Mu-nicipal Instruments other than California and New York Instruments, respec-tively, may be subject to California and New York state and New York city per-sonal income taxes, respectively.

  The Prime Obligations and Money Market Portfolios may also invest in Munici-pal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.


  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Government Portfolio) may invest in industrial development bonds (private activity bonds), the interest from which would be an item of tax preference when dis-tributed as "exempt-interest dividends" to unitholders under the federal al-ternative minimum tax. See "Taxes" and "Distributions." The Tax-Exempt New York Portfolio will limit its investments in private activity bonds to not more than 20% of its net assets under normal market conditions. The Tax-Exempt Diversified and Tax-Exempt California Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, such invest-ments would not exceed 20% of each of the Tax-Exempt Diversified or Tax-Exempt California Portfolio's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfo-lios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Munici-pal Instruments the interest on which is paid solely from revenues from simi-lar projects such as hospitals, electric utility systems, multi-family hous-ing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, re-spectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Port-folio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Portfo-lios, however, do not intend to invest more than 25% of the value of their re-spective total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Portfolio (other than the Government Portfolio) may purchase Municipal Instruments which are backed by letters of credit or other forms of credit en-hancement issued by domestic banks or foreign banks (excluding Prime Obliga-tions Portfolio) which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations. See "Foreign Risks" above. In addition, these Portfolios may acquire securities in the form of custodial receipts which evi-dence ownership of future interest payments, principal payments or both on ob-ligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Government Portfolio) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respec-tively, and may be riskier than comparable municipal bond funds and money mar-ket funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and polit-ical subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and edu-cation districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California gov-ernmental entities and future voter initiatives could result in adverse conse-quences affecting California Instruments. Also, the ultimate fiscal effect of federally-mandated reform of welfare programs on the State and its local gov-ernments is still to be resolved.

  These factors, among others (including the outcome of related pending liti-gation), could reduce the credit standing of certain issuers of California In-struments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Information.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. Although several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been down-graded by S&P and Moody's in recent years, the most recent actions of S&P and Moody's have been to place the debt obligations of the State on Credit Watch with positive implications and to upgrade the debt obligations of the City, respectively. Strong demand for New York Instruments has also at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain is-suers of New York Instruments could result in defaults or declines in the mar-ket values of those issuers' existing obligations and, possibly, in the obli-gations of other issuers of New York Instruments. Although as of April 1, 1998 no issuers of New York Instruments were in default with respect to the payment of their municipal obligations, the occurrence of any such default could mate-rially affect adversely the market values and marketability of all New York Instruments and, consequently, the net asset value of the Portfolio's hold-ings. A more detailed discussion of the risks of investing in New York is in-cluded in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required by Rule 2a-7 or for federal income tax purposes). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio may enter into repurchase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Portfolio purchases securi-ties and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the in-terest rate on the purchased security. A Portfolio's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Port-folio will be taxable to its shareholders. In addition, each Portfolio, to-gether with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash bal-ances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settle-ment date. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settle-ment date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or for-ward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Portfo-lio acquiring more than 3% of the voting shares of any other investment com-pany and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total as-sets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have in-vestment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT PORTFOLIOS. Each Portfolio will comply with the con-ditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relat-ing to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing shareholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which are determined to be liquid pursuant to these guidelines will not be deemed to be illiquid invest-ments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as val-uation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Portfolio may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Portfolio may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Portfolios' Management Agreement, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                          FISCAL YEAR ENDED
                                         CONTRACTUAL RATE DECEMBER 31, 1997
                                         ---------------- -----------------
       Prime Obligations Portfolio             .35%             .35%
       Money Market Portfolio                  .35%             .31%
       Government Portfolio                    .35%             .35%
       Tax-Exempt Diversified Portfolio        .35%             .26%
       Tax-Exempt California Portfolio         .35%             .35%
       Tax-Exempt New York Portfolio           .35%             .27%

  The difference, if any, between the stated and actual fees paid by the Port-folios reflects the fact that the Adviser did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has voluntarily agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable under the Portfolios' service, ad-ministration and distributions plans for certain share classes, taxes, inter-est, brokerage and litigation, indemnification and other extraordinary ex-penses) on an annualized basis to .43% of the average daily net assets of the Portfolio. Such reductions or limits, if any, are calculated monthly on a cu-mulative basis. Any such reductions or limits may be discontinued or modified only with the express approval of the Trustees.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calcula tions, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Portfolios could be adversely affected in their ability to process securities trades, price securities, provide unitholder account services and otherwise conduct normal business operations if the computer systems used by the Adviser or other Portfolio service providers do not adequately address this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000. Currently, the Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Portfolios at current levels. In addition, the Adviser has sought assurances from the Portfolios' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Adviser will continue to monitor the situation. At this time, however, no as-surance can be given that the actions taken by the Adviser and the Portfolios' other service providers will be sufficient to avoid any adverse effect on the Portfolios due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio (other than the Prime Obligations Portfolio). Goldman Sachs is entitled to receive a fee from the Prime Obligations Portfolio equal to each class' proportionate share of the total transfer agency costs borne by the Portfolio. These costs are equal to $12,000 per year per class and $7.50 per account, together with out-of-pocket and transaction related expenses ap-plicable to Class B and Class C Units and .04% of the average daily net assets of the other classes of the Prime Obligations Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Portfolios. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio shares acquired for its own account.



                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income, will be taxable to shareholders as ordinary income, except for any "exempt interest dividends" paid by the Tax-Exempt Portfolios, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. Such long-term capital gain will consti-tute a 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the gain. It is not, however, antici-pated that the Portfolios will have any significant amounts of such net capi-tal gain. These tax consequences will apply to distributions of any Portfolio whether received in cash or reinvested in shares. Certain distributions paid by the Portfolios in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions that may constitute a tax preference item un-der the federal alternative minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the Califor-nia and New York City and State personal income tax laws, respectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by the Tax-Exempt Portfolios from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Portfolio from other regulated investment companies, will generally be exempt from fed-eral income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Portfolios. Interest incurred to pur-chase or carry shares of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to shareholders for these state and city tax purposes.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities. It is expected that a Portfolio will be unable to pass such taxes through to its shareholders, who therefore are not expected to be able to include such taxes in income or be entitled to claim foreign tax credits or deductions with re-spect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and possibly local income and/or intangible property) tax exemption may be avail-able to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is at-tributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political sub-division thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally, but not always, 4:00 P.M. New York time) on each Business Day. Net asset value per share for each class of shares of each Portfolio is calculated by determining the amount of net assets attributed to each class of shares and dividing by the number of shares of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Portfolio re-serves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders received after the Portfolio's closing time. On days any Portfolio closes ear-ly, purchase and redemption orders received after the Portfolio's closing time will be credited to the next Business Day. In addition, each Portfolio re-serves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per share. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective shareholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvest-ed. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Portfolios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of re-turn that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California com-bines federal and state taxes, and in the case of Tax-Exempt New York Portfo-lio combines federal, state and city taxes) of the Portfolio's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Portfolios' performance quotations do not reflect any fees charged by an institution to its customer accounts in connec-tion with investments in the Portfolios.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Portfolio for the same period may differ. See "Or-ganization and Shares of the Portfolios" below.

                ORGANIZATION AND SHARES OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to the share-holders of such class. All shares are freely transferable and have no preemp-tive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.


  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              ADDITIONAL SERVICES

SERVICE PLAN

  Each Portfolio has adopted a Service Plan with respect to the Cash Manage-ment Shares which authorizes it to compensate certain institutions for provid-ing account administration and personal and account maintenance services to their customers who are beneficial owners of such shares (each a "Service Or-ganization"). Each Portfolio will enter into agreements with Service Organiza-tions which purchase Cash Management Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .50% (on an annualized basis) of the average daily net assets of the Cash Management Shares of that Portfo-lio attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account main-tenance services may not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account rec-ords for its customers, processing orders to purchase, redeem and exchange Cash Management Shares for its customers, responding to inquiries from pro-spective and existing shareholders, assisting customers with investment proce-dures and developing, maintaining and supporting systems necessary to support accounts for cash management services. In addition, GSAM, at its own expense, may pay a Service Organization compensation based on the Cash Management Shares attributable to or held of record by such Service Organization for pro-viding services to its customers.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf purchase, redemption and exchange orders placed by their cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Portfolio will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day. The order will be priced at a Portfolio's net asset value per share next determined after such acceptance and the transmission of the order and purchase payment in immediately avail-able funds to the Trust or its designee. The Service Organization or interme-diary will be responsible for transmitting accepted orders and payments to the Trust within the period agreed upon by them. A customer should contact its Service Organization to learn whether it is authorized to accept orders for the Trust. Service Organizations that authorized to accept orders for the Trust may receive payments from the Portfolios or Goldman Sachs that are in addition to the payments payable by the Trust under the Service Plan.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of Cash Management Shares in connection with their cus-tomer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio. The Trust, on behalf of the Portfolios, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Cash Management Shares of the Portfolios should be directed to such owners' Service Organization.

  The Adviser, Distributor, and/or their affiliates may pay other compensa-tion, from time to time, out of their assets and not as an additional charge to the Portfolios, to selected Service Organizations and other persons in con-nection with the sale and/or servicing of ILA Cash Management Shares of the Portfolios and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of ILA Cash Management Shares, as well as sponsor various ed-ucational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further informa-tion, see the Statement of Additional Information.

  For the fiscal year ended December 31, 1997, the Trust did not pay Service Organizations any fees pursuant to the Service Plan since Cash Management Shares were not then offered.

DISTRIBUTION PLAN

  Each Portfolio has also adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act (the "Distribution Plan"). Under the Distri-bution Plan, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services equal, on an annual basis, to 0.50% of the average daily net assets attributable to Cash Management Shares. Currently, Goldman Sachs has voluntarily agreed to limit the amount of such fee to .07% of aver-age daily net assets attributable to Cash Management Shares of each Portfolio. As of the date of this Prospectus, Goldman Sachs has no intention of modifying or discontinuing such limitation, but may do so in the future at its discre-tion.

  Goldman Sachs may use the distribution fee for its expenses of distributing Cash Management Shares. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Distribution Plan include com-pensation paid to and expenses incurred by Service Organizations, Goldman Sachs and their respective officers, employees and sales representatives, com-missions paid to Service Organizations, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective Shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Cash Management Shares. If the fee received by Goldman Sachs pursuant to the Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plan will be reviewed and is subject to approval annually by the Board of Trustees of the Trust. The aggregate compensation that may be received under the Distribu-tion Plan for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

                            PURCHASE OF SHARES

  It is expected that all direct purchasers of Cash Management Shares will be Service Organizations or their nominees, which may purchase Cash Management Shares of the Portfolios through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, Cash Management Shares of the Portfolios may be pur-chased on any Business Day at the net asset value next determined after re-ceipt from the Service Organization of both the purchase order and the pur-chase amount in federal funds. (See "Additional Services" for a description of the limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Portfolios.) Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request ad-dressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of Cash Management Shares may also be made by a Service Organiza-tion by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. Cash Management Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  Purchases of shares of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer. Purchase orders are effected at the net asset value next deter-mined after receipt of the purchase order and payment in federal funds.

  Cash Management Shares of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on Cash Manage-ment Shares purchased as follows:

-------------------------------------------------------------------------------

        IF AN EFFECTIVE ORDER IS RECEIVED                        DIVIDENDS BEGIN
        ----------------------------------                      -----------------

  (1) In the case of the Taxable Portfolios

              By:    3:00 p.m.-N.Y. time                        Same Business Day
---------------------------------------------------------------------------------
           After:    3:00 p.m.-N.Y. time                        Next Business Day
---------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

              By:    1:00 p.m.-N.Y. time                        Same Business Day
---------------------------------------------------------------------------------
           After:    1:00 p.m.-N.Y. time                        Next Business Day
---------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  Cash Management Shares of the Portfolios are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transac-tions and Cash Management Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM AND SUBSEQUENT INVESTMENTS AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with respect to initial or subsequent investments in Cash Management Shares. Orders for the purchase of additional Cash Management Shares should be accompanied by information identifying the account and the Portfolio in which Cash Management Shares are to be purchased. A Service Organization may impose a minimum amount for initial and subsequent investments in Cash Management Shares of the Port-folios, and may establish other requirements such as a minimum account bal-ance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase Cash Management Shares in connection with sweep account programs.

                         REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of Cash Management Shares of each Portfolio, including Service Organizations who hold such shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be respon-sible for providing similar services to their own customers who are the bene-ficial owners of such shares.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (normally, but not always, as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional Cash Management Shares of the same Portfolio or, at the election of a Service Organization, in cash. The election to reinvest divi-dends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Div-idends will be reinvested as of the last calendar day of each month. Cash dis-tributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  Cash Management Shares of each Portfolio may be exchanged by Service Organi-zations for shares of the corresponding class of any Portfolio or fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice.

                           REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem Cash Management Shares of a Portfolio through their respective Service Organizations. The Service Organi-zations are responsible for the timely transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption requests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem Cash Management Shares without charge upon request on any Business Day at the net asset value next determined after re-ceipt by Goldman Sachs of the redemption request. (See "Additional Services" for a description of the limited situations where a Service Organization or other intermediary may be authorized to accept redemption requests for the Portfolios.) Redemption requests by a Service Organization may be made by tel-ephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone privilege has been elected on the Account Information Form. It may be difficult to implement re-demptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account

Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instruc-tions. Exchanges among accounts with different names, addresses and social se-curity or other taxpayer identification numbers must also be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable proce-dures are not implemented, the Trust may be liable for any loss due to unau-thorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or ex-change instructions received by telephone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege de-scribed below.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by the recordholder of Cash Man-agement Shares. The payment of redemption proceeds for Cash Management Shares recently purchased by check may be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of Cash Management Shares.


------------------------------------------------------------------------------------------------------------------------------------
                                         REDEMPTION
                                          PROCEEDS
      REDEMPTION REQUEST RECEIVED        ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
   (1) In the case of the Taxable Portfolios
      By:     3:00 p.m.-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
-----------------------------------------------------------------------------------------------------------------------------------
   After:     3:00 p.m.-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
-----------------------------------------------------------------------------------------------------------------------------------
   (2) In the case of the Tax-Exempt Portfolios
      By:    12:00 noon-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
-----------------------------------------------------------------------------------------------------------------------------------
   After:    12:00 noon-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
-----------------------------------------------------------------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordi-narily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the perfor-mance of intermediaries or the Cash Management Shareholder's Service Organiza-tion in the transfer process. If a problem with such performance arises, the Cash Management Shareholder should deal directly with such intermediaries or Service Organization.

CHECK REDEMPTION PRIVILEGE

  A Service Organization may elect to have a special account with State Street for the purpose of redeeming Cash Management Shares from its account in a Portfolio by check. When State Street receives a completed signature card and authorization form, the Service Organization will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional Cash Management Shares will be redeemed to cover the amount of the check. Cancelled checks will be returned to the Service Organization by State Street.

  The check redemption privilege enables a Service Organization to receive the dividends declared on the Cash Management Shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of Cash Management Shares held in the Service Organization's account, the check will be returned unpaid, and the Service Organization may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular Service Organization or all Service Organizations in general. The Trust and State Street reserve the right at any time to suspend redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to a Portfolio in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
CASH MANAGEMENT SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                 ------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Portfolio Expenses.........................................   2
Financial Highlights.......................................................   3
An Introduction to the Portfolios..........................................  10
Investment Policies Matrix.................................................  12
Description of Securities and Investment Techniques........................  14
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  23
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Portfolios..................................  26
Additional Services........................................................  27
Purchase of Shares.........................................................  29
Reports to Shareholders....................................................  30
Distributions..............................................................  30
Exchanges..................................................................  31
Redemption of Shares.......................................................  31
Appendix................................................................... A-1

ILAPROCMS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              GOLDMAN SACHS MONEY
                                 MARKET FUNDS

                                GOLDMAN SACHS--
                             INSTITUTIONAL LIQUID
                                    ASSETS

                                CASH MANAGEMENT
                                    SHARES

                                 ------------

                                  PROSPECTUS

                                 ------------

                                  MANAGED BY
                              GOLDMAN SACHS ASSET
                                  MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                                   ILA UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs--Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA shares of beneficial interest ("ILA Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U. S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and, therefore, investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:

  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION............ Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1998, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------
ILA UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1998.

                       UNITHOLDER AND PORTFOLIO EXPENSES

                               ILA UNITS(1)

                                      PRIME      MONEY    TREASURY    TREASURY                        TAX-EXEMPT  TAX-EXEMPT
                                   OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA
                                    PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                                   ----------- --------- ----------- ----------- ---------- --------- ----------- ----------
UNITHOLDER TRANSAC-
TION EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases..........                  None       None       None        None        None      None       None        None
 Sales Charge
 Imposed on
 Reinvested
 Distributions......                  None       None       None        None        None      None       None        None
 Deferred Sales Load
 Imposed on
 Redemptions........                  None       None       None        None        None      None       None        None
 Exchange Fee.......                  None       None       None        None        None      None       None        None
ANNUAL OPERATING EX-
PENSES
 (as a percentage of average daily
 net assets)
 Management Fees....                  0.35%      0.35%      0.35%       0.35%       0.35%     0.35%      0.35%       0.35%
 Other Expenses.....                  0.08%      0.07%      0.07%       0.07%       0.07%     0.06%      0.06%       0.07%
                                      ----       ----       ----        ----        ----      ----       ----        ----
TOTAL OPERATING EX-
PENSES (2)(3).......                  0.43%      0.42%      0.42%       0.42%       0.42%     0.41%      0.41%       0.42%
                                      ====       ====       ====        ====        ====      ====       ====        ====
                                     TAX-
                                    EXEMPT
                                   NEW YORK
                                   PORTFOLIO
                                   ---------
UNITHOLDER TRANSAC-
TION EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases..........                 None
 Sales Charge
 Imposed on
 Reinvested
 Distributions......                 None
 Deferred Sales Load
 Imposed on
 Redemptions........                 None
 Exchange Fee.......                 None
ANNUAL OPERATING EX-
PENSES
 (as a percentage of average daily
 net assets)
 Management Fees....                 0.35%
 Other Expenses.....                 0.08%
                                   ---------
TOTAL OPERATING EX-
PENSES (2)(3).......                 0.43%
                                   =========

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................   $4     $14     $24     $54
     Money Market Portfolio.....................   $4     $13     $24     $53
     Treasury Obligations Portfolio.............   $4     $13     $24     $53
     Treasury Instruments Portfolio.............   $4     $13     $24     $53
     Government Portfolio.......................   $4     $13     $24     $53
     Federal Portfolio..........................   $4     $13     $23     $52
     Tax-Exempt Diversified Portfolio...........   $4     $13     $23     $52
     Tax-Exempt California Portfolio............   $4     $13     $24     $53
     Tax-Exempt New York Portfolio..............   $4     $14     $24     $54

----
(1) Based on estimated amounts for the current fiscal year.

(2) The Adviser has voluntarily agreed to reduce or limit the Total Operating Expenses of each Portfolio (excluding taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.43% of the average daily net assets of a Portfolio.

(3) For the fiscal year ended December 31, 1997, the Adviser waived and reim-bursed certain fees and expenses such that "Management Fees," "Other Expenses" and "Total Operating Expenses" actually incurred by the Portfolios were as follows:

                                             MANAGEMENT  OTHER   TOTAL OPERATING
                                                FEES    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
   Prime Obligations Portfolio..............   0.35%     0.07%        0.42%
   Money Market Portfolio...................   0.31%     0.06%        0.37%
   Treasury Obligations Portfolio...........   0.35%     0.07%        0.42%
   Treasury Instruments Portfolio...........   0.16%     0.06%        0.22%
   Government Portfolio.....................   0.35%     0.07%        0.42%
   Federal Portfolio........................   0.21%     0.06%        0.27%
   Tax-Exempt Diversified Portfolio.........   0.26%     0.06%        0.32%
   Tax-Exempt California Portfolio..........   0.35%     0.07%        0.42%
   Tax-Exempt New York Portfolio............   0.27%     0.06%        0.33%

  Without such limitations, "Management Fees," "Other Expenses" and "Total Op-erating Expenses" of these Portfolios would have been as follows:

                                             MANAGEMENT  OTHER   TOTAL OPERATING
                                                FEES    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
   Prime Obligations Portfolio..............   0.35%     0.08%        0.43%
   Money Market Portfolio...................   0.35%     0.07%        0.42%
   Treasury Obligations Portfolio...........   0.35%     0.07%        0.42%
   Treasury Instruments Portfolio...........   0.35%     0.07%        0.42%
   Government Portfolio.....................   0.35%     0.07%        0.42%
   Federal Portfolio........................   0.35%     0.06%        0.41%
   Tax-Exempt Diversified Portfolio.........   0.35%     0.06%        0.41%
   Tax-Exempt California Portfolio..........   0.35%     0.07%        0.42%
   Tax-Exempt New York Portfolio............   0.35%     0.08%        0.43%

  The information set forth in the foregoing table and hypothetical example relates only to ILA Units of the Portfolios. The Portfolios also offer ILA Ad-ministration Units and ILA Service Units (all Portfolios), ILA Class B Units and ILA Class C Units (Prime Obligations only) and ILA Cash Management Shares (all Portfolios except Treasury Obligations, Treasury Instruments and Feder-al). The other classes of the Portfolios are subject to different fees and ex-penses (which affect performance) and are entitled to different services. In-formation regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Institutions that invest in ILA Units on behalf of their customers may charge fees directly to their customer accounts in connection with their in-vestments. Such fees, if any, may affect the return such customers realize with respect to their investments. Certain institutions may also receive other compensation in connection with the sale and distribution of such units or for services to their customers' accounts and/or the Portfolios. For additional information regarding such compensation, see "Purchase of Units" in this Pro-spectus and the Statement of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear di-rectly or indirectly. The information on fees and expenses included in the ta-ble and the hypothetical example above are based on each Portfolio's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                              FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, indepen-dent public accountants, whose report appears in the annual report to unitholders of the Portfolios for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the fi-nancial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                   NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
             -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0524          --      $0.0524      $(0.0524)     $1.00     5.38%
1997-ILA
Administration
units...........     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1997-ILA Service
units...........     1.00     0.0485          --       0.0485       (0.0485)      1.00     4.96
1997-ILA B
units...........     1.00     0.0433          --       0.0433       (0.0433)      1.00     4.33
1997-ILA C
units(b)........     1.00     0.0365          --       0.0365       (0.0365)      1.00     4.41(d)
1996-ILA units..     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497       (0.0497)      1.00     5.06
1996-ILA Service
units...........     1.00     0.0474          --       0.0474       (0.0474)      1.00     4.80
1996-ILA B
units(b)........     1.00     0.0262          --       0.0262       (0.0262)      1.00     3.97(d)
1995-ILA units..     1.00     0.0566          --       0.0566       (0.0566)      1.00     5.79
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551       (0.0551)      1.00     5.63
1995-ILA Service
units...........     1.00     0.0522          --       0.0522       (0.0522)      1.00     5.37
1994-ILA units..     1.00     0.0394          --       0.0394       (0.0394)      1.00     4.07
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379       (0.0379)      1.00     3.91
1994-ILA Service
units...........     1.00     0.0365          --       0.0365       (0.0365)      1.00     3.66
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00     2.97
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00     2.82
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00     2.56
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00     3.75
1992-ILA
Administration
units...........     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00     3.60
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00     3.34
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00     6.10
1991-ILA
Administration
units...........     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00     5.94
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00     5.68
1990-ILA units..     1.00     0.0793          --       0.0793       (0.0793)      1.00     8.21
1990-ILA
Administration
units(c)........     1.00     0.0438          --       0.0438       (0.0438)      1.00     7.81(d)
1990-ILA Service
units(c)........     1.00     0.0425          --       0.0425       (0.0425)      1.00     7.56(d)
1989-ILA units..     1.00     0.0890          --       0.0890       (0.0890)      1.00     9.27
1988-ILA units..     1.00     0.0714          --       0.0714       (0.0714)      1.00     7.48
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
             -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.24%    $ 866,445      0.43%        5.23%
1997-ILA
Administration
units...........      0.57         5.11        28,110      0.58         5.10
1997-ILA Service
units...........      0.82         4.85        78,316      0.83         4.84
1997-ILA B
units...........      1.42         4.33         1,574      1.43         4.32
1997-ILA C
units(b)........      1.42(d)      4.39(d)      1,897      1.43(d)      4.38(d)
1996-ILA units..      0.41         5.11     1,154,787      0.43         5.09
1996-ILA
Administration
units...........      0.56         4.97        23,738      0.58         4.95
1996-ILA Service
units...........      0.81         4.74        84,707      0.83         4.72
1996-ILA B
units(b)........      1.41(d)      4.09(d)        346      1.43(d)      4.07(d)
1995-ILA units..      0.41         5.66     1,261,251      0.43         5.64
1995-ILA
Administration
units...........      0.56         5.51        63,018      0.58         5.49
1995-ILA Service
units...........      0.81         5.22       227,233      0.83         5.20
1994-ILA units..      0.40         3.94     1,963,846      0.42         3.92
1994-ILA
Administration
units...........      0.55         3.79       149,234      0.57         3.77
1994-ILA Service
units...........      0.80         3.65       170,453      0.82         3.63
1993-ILA units..      0.40         2.91     2,332,771      0.42         2.89
1993-ILA
Administration
units...........      0.55         2.75       189,431      0.57         2.73
1993-ILA Service
units...........      0.80         2.50       137,804      0.82         2.48
1992-ILA units..      0.40         3.64     3,444,591      0.42         3.62
1992-ILA
Administration
units...........      0.55         3.39       257,321      0.57         3.37
1992-ILA Service
units...........      0.80         3.11        22,044      0.82         3.09
1991-ILA units..      0.40         5.91     3,531,736      0.42         5.89
1991-ILA
Administration
units...........      0.55         5.68       198,417      0.57         5.66
1991-ILA Service
units...........      0.80         5.58        18,789      0.82         5.56
1990-ILA units..      0.38         7.93     2,833,541      0.38         7.93
1990-ILA
Administration
units(c)........      0.55(d)      7.62(d)    209,272      0.55(d)      7.62(d)
1990-ILA Service
units(c)........      0.80(d)      7.25(d)     19,039      0.80(d)      7.25(d)
1989-ILA units..      0.40         8.90     3,761,964      0.40         8.90
1988-ILA units..      0.40         7.14     3,799,628      0.40         7.14

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) ILA Class B and C unit activity commenced during May of 1996 and August of 1997, respectively.
(c) ILA Administration and Service unit activity commenced during June of 1990.
(d) Annualized.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0531          --      $0.0531     $(0.0531)     $1.00     5.43%
1997-ILA
Administration
units...........     1.00     0.0515          --       0.0515      (0.0515)      1.00     5.28
1997-ILA Service
units...........     1.00     0.0490          --       0.0490      (0.0490)      1.00     5.01
1996-ILA units..     1.00     0.0515      0.0001       0.0516      (0.0516)      1.00     5.27
1996-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0501)      1.00     5.12
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476      (0.0476)      1.00     4.86
1995-ILA units..     1.00     0.0571          --       0.0571      (0.0571)      1.00     5.85
1995-ILA
Administration
units...........     1.00     0.0555          --       0.0555      (0.0555)      1.00     5.69
1995-ILA Service
units...........     1.00     0.0529          --       0.0529      (0.0529)      1.00     5.43
1994-ILA units..     1.00     0.0401          --       0.0401      (0.0401)      1.00     4.13
1994-ILA
Administration
units...........     1.00     0.0388          --       0.0388      (0.0388)      1.00     3.98
1994-ILA Service
units...........     1.00     0.0364          --       0.0364      (0.0364)      1.00     3.72
1993-ILA units..     1.00     0.0296      0.0003       0.0299      (0.0299)      1.00     3.03
1993-ILA
Administration
units...........     1.00     0.0281      0.0003       0.0284      (0.0284)      1.00     2.88
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259      (0.0259)      1.00     2.62
1992-ILA units..     1.00     0.0368      0.0004       0.0372      (0.0372)      1.00     3.76
1992-ILA
Administration
units...........     1.00     0.0356      0.0004       0.0360      (0.0360)      1.00     3.61
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364      (0.0364)      1.00     3.35
1991-ILA units..     1.00     0.0591      0.0004       0.0595      (0.0595)      1.00     6.12
1991-ILA
Administration
units...........     1.00     0.0574      0.0004       0.0578      (0.0578)      1.00     5.96
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551      (0.0551)      1.00     5.70
1990-ILA units..     1.00     0.0793      0.0001       0.0794      (0.0794)      1.00     8.24
1990-ILA
Administration
units(c)........     1.00     0.0424      0.0001       0.0425      (0.0425)      1.00     7.86(b)
1990-ILA Service
units(c)........     1.00     0.0438          --       0.0438      (0.0438)      1.00     7.61(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886      (0.0886)      1.00     9.31
1988-ILA units..     1.00     0.0751          --       0.0751      (0.0751)      1.00     7.66
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..     1.00     0.0063          --       0.0063      (0.0063)      1.00     7.38(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                                                                    RATIO OF NET
                               RATIO OF NET    NET                   INVESTMENT
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INCOME TO
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO   AVERAGE
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET      NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.37%        5.31%    $  806,096     0.42%        5.26%
1997-ILA
Administration
units...........      0.52         5.15        307,480     0.57         5.10
1997-ILA Service
units...........      0.77         4.90         20,517     0.82         4.85
1996-ILA units..      0.36         5.15        703,097     0.43         5.08
1996-ILA
Administration
units...........      0.51         5.00        257,258     0.58         4.93
1996-ILA Service
units...........      0.76         4.75         28,845     0.83         4.68
1995-ILA units..      0.36         5.71        574,155     0.42         5.65
1995-ILA
Administration
units...........      0.51         5.55        164,422     0.57         5.49
1995-ILA Service
units...........      0.76         5.29         23,080     0.82         5.23
1994-ILA units..      0.35         4.01        559,470     0.43         3.93
1994-ILA
Administration
units...........      0.50         3.88        145,867     0.58         3.80
1994-ILA Service
units...........      0.75         3.61         21,862     0.83         3.53
1993-ILA units..      0.35         2.96        699,604     0.43         2.88
1993-ILA
Administration
units...........      0.50         2.81        150,452     0.58         2.73
1993-ILA Service
units...........      0.75         2.57         11,166     0.83         2.49
1992-ILA units..      0.35         3.68        884,571     0.43         3.60
1992-ILA
Administration
units...........      0.50         3.56        187,445     0.58         3.48
1992-ILA Service
units...........      0.75         3.58         15,114     0.83         3.50
1991-ILA units..      0.35         5.91      1,153,191     0.42         5.84
1991-ILA
Administration
units...........      0.50         5.74        210,330     0.57         5.67
1991-ILA Service
units...........      0.75         5.47         56,586     0.82         5.40
1990-ILA units..      0.35         7.93        924,141     0.40         7.88
1990-ILA
Administration
units(c)........      0.50(b)      7.63(b)     204,477     0.55(b)      7.58(b)
1990-ILA Service
units(c)........      0.75(b)      7.46(b)      38,128     0.80(b)      7.41(b)
1989-ILA units..      0.35         8.85      1,295,389     0.40         8.80
1988-ILA units..      0.27         7.51        701,105     0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..      0.15(b)      7.62(b)     183,633     0.40(b)      7.37(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0514     $0.0001      $0.0515     $(0.0513)     $1.00     5.26%
1997-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0508)      1.00     5.10
1997-ILA Service
units...........     1.00     0.0474      0.0001       0.0475      (0.0478)      1.00     4.84
1996-ILA units..     1.00     0.0498      0.0002       0.0500      (0.0500)      1.00     5.11
1996-ILA
Administration
units...........     1.00     0.0483      0.0003       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460      (0.0460)      1.00     4.69
1995-ILA units..     1.00     0.0551      0.0007       0.0558      (0.0558)      1.00     5.73
1995-ILA
Administration
units...........     1.00     0.0537      0.0007       0.0544      (0.0544)      1.00     5.57
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518      (0.0518)      1.00     5.31
1994-ILA units..     1.00     0.0377          --       0.0377      (0.0377)      1.00     3.91
1994-ILA
Administration
units...........     1.00     0.0368          --       0.0368      (0.0368)      1.00     3.75
1994-ILA Service
units...........     1.00     0.0340          --       0.0340      (0.0340)      1.00     3.49
1993-ILA units..     1.00     0.0279      0.0006       0.0285      (0.0286)      1.00     2.89
1993-ILA
Administration
units...........     1.00     0.0264      0.0006       0.0270      (0.0270)      1.00     2.74
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245      (0.0246)      1.00     2.48
1992-ILA units..     1.00     0.0339      0.0025       0.0364      (0.0362)      1.00     3.65
1992-ILA
Administration
units...........     1.00     0.0320      0.0023       0.0343      (0.0343)      1.00     3.49
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318      (0.0318)      1.00     3.23
1991-ILA units..     1.00     0.0557      0.0018       0.0575      (0.0575)      1.00     5.90
1991-ILA
Administration
units...........     1.00     0.0540      0.0018       0.0558      (0.0558)      1.00     5.74
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533      (0.0533)      1.00     5.48
1990-ILA units..     1.00     0.0772      0.0002       0.0774      (0.0774)      1.00     8.05
1990-ILA
Administration
units(c)........     1.00     0.0413      0.0002       0.0415      (0.0415)      1.00     7.67(b)
1990-ILA Service
units(c)........     1.00     0.0417      0.0003       0.0420      (0.0421)      1.00     7.42(b)
1989-ILA units..     1.00     0.0864      0.0005       0.0869      (0.0869)      1.00     9.06
1988-ILA units..     1.00     0.0704      0.0004       0.0708      (0.0708)      1.00     7.30
1987-ILA units..     1.00     0.0617      0.0002       0.0619      (0.0619)      1.00     6.32
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.12%    $ 590,381      0.42%        5.12%
1997-ILA
Administration
units...........      0.57         4.99       124,159      0.57         4.99
1997-ILA Service
units...........      0.82         4.73       104,133      0.82         4.73
1996-ILA units..      0.41         4.98       574,734      0.43         4.96
1996-ILA
Administration
units...........      0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      0.81         4.59       123,483      0.83         4.57
1995-ILA units..      0.41         5.51       711,209      0.43         5.49
1995-ILA
Administration
units...........      0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      0.81         5.11       119,692      0.83         5.09
1994-ILA units..      0.40         3.77       713,816      0.44         3.73
1994-ILA
Administration
units...........      0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      0.80         3.40       108,972      0.84         3.35
1993-ILA units..      0.40         2.79       969,565      0.43         2.76
1993-ILA
Administration
units...........      0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      0.80         2.39       185,506      0.83         2.36
1992-ILA units..      0.40         3.39     1,328,036      0.43         3.36
1992-ILA
Administration
units...........      0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........      0.80         2.94       183,208      0.83         2.91
1991-ILA units..      0.40         5.57     1,709,321      0.43         5.54
1991-ILA
Administration
units...........      0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........      0.80         5.15       154,419      0.83         5.12
1990-ILA units..      0.39         7.72     1,816,991      0.39         7.72
1990-ILA
Administration
units(c)........      0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units(c)........      0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..      0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..      0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..      0.40         6.17     1,693,767      0.40         6.17

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990, respectively.

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
             ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0502     $0.0001      $0.0503     $(0.0503)     $1.00     5.17%
1997-ILA
Administration
units...........     1.00     0.0488      0.0001       0.0489      (0.0489)      1.00     5.01
1997-ILA Service
units...........     1.00     0.0463      0.0001       0.0464      (0.0464)      1.00     4.75
1996-ILA units..     1.00     0.0496      0.0004       0.0500      (0.0500)      1.00     5.10
1996-ILA
Administration
units...........     1.00     0.0482      0.0004       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460      (0.0460)      1.00     4.68
1995-ILA units..     1.00     0.0550      0.0006       0.0556      (0.0556)      1.00     5.70
1995-ILA
Administration
units...........     1.00     0.0534      0.0007       0.0541      (0.0540)      1.00     5.54
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505      (0.0505)      1.00     5.28
1994-ILA units..     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     4.01
1994-ILA
Administration
units...........     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     3.85
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372      (0.0372)      1.00     3.59
1993-ILA units..     1.00     0.0288      0.0006       0.0294      (0.0294)      1.00     2.98
1993-ILA
Administration
units...........     1.00     0.0273      0.0006       0.0279      (0.0279)      1.00     2.83
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254      (0.0254)      1.00     2.57
1992-ILA units..     1.00     0.0338      0.0012       0.0350      (0.0350)      1.00     3.54
1992-ILA
Administration
units...........     1.00     0.0326      0.0012       0.0338      (0.0338)      1.00     3.38
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286      (0.0286)      1.00     3.13
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0486      0.0013       0.0499      (0.0499)      1.00     5.75(b)
1991-ILA
Administration
units (c).......     1.00     0.0210      0.0010       0.0220      (0.0220)      1.00     5.21(b)
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482      (0.0482)      1.00     5.33(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
             ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.22%        5.02%     $330,241      0.42%        4.82%
1997-ILA
Administration
units...........      0.37         4.88        98,667      0.57         4.68
1997-ILA Service
units...........      0.62         4.63       295,404      0.82         4.43
1996-ILA units..      0.21         4.96       708,999      0.43         4.74
1996-ILA
Administration
units...........      0.36         4.82       137,706      0.58         4.60
1996-ILA Service
units...........      0.61         4.56       383,901      0.83         4.34
1995-ILA units..      0.21         5.50       586,294      0.44         5.27
1995-ILA
Administration
units...........      0.36         5.34        68,713      0.59         5.11
1995-ILA Service
units...........      0.61         5.00       123,254      0.84         4.77
1994-ILA units..      0.20         3.96       547,351      0.43         3.73
1994-ILA
Administration
units...........      0.35         3.97        64,388      0.58         3.74
1994-ILA Service
units...........      0.60         3.72        74,451      0.83         3.49
1993-ILA units..      0.20         2.88       456,411      0.44         2.64
1993-ILA
Administration
units...........      0.35         2.73        26,553      0.59         2.49
1993-ILA Service
units...........      0.60         2.48        34,014      0.84         2.24
1992-ILA units..      0.18         3.38       422,506      0.45         3.11
1992-ILA
Administration
units...........      0.33         3.26         6,915      0.60         2.99
1992-ILA Service
units...........      0.58         2.75        29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      5.28(b)    424,436      0.45(b)      4.93(b)
1991-ILA
Administration
units (c).......      0.25(b)      4.77(b)     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......      0.50(b)      5.13(b)      9,430      0.85(b)      4.78(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during July and January of 1991, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0516          --      $0.0516      $(0.0516)     $1.00     5.31%
1997-ILA
Administration
units...........     1.00     0.0499          --       0.0499       (0.0498)      1.00     5.15
1997-ILA Service
units...........     1.00     0.0478          --       0.0478       (0.0478)      1.00     4.89
1996-ILA units..     1.00     0.0504      0.0001       0.0505       (0.0504)      1.00     5.15
1996-ILA
Administration
units...........     1.00     0.0489      0.0001       0.0490       (0.0489)      1.00     4.99
1996-ILA Service
units...........     1.00     0.0463      0.0001       0.0464       (0.0463)      1.00     4.73
1995-ILA units..     1.00     0.0562      0.0002       0.0564       (0.0564)      1.00     5.77
1995-ILA
Administration
units...........     1.00     0.0549      0.0002       0.0551       (0.0551)      1.00     5.62
1995-ILA Service
units...........     1.00     0.0519      0.0002       0.0521       (0.0521)      1.00     5.35
1994-ILA units..     1.00     0.0378      0.0002       0.0380       (0.0380)      1.00     3.94
1994-ILA
Administration
units...........     1.00     0.0362      0.0002       0.0364       (0.0364)      1.00     3.79
1994-ILA Service
units...........     1.00     0.0350      0.0002       0.0352       (0.0352)      1.00     3.53
1993-ILA units..     1.00     0.0282      0.0008       0.0290       (0.0291)      1.00     2.94
1993-ILA
Administration
units...........     1.00     0.0267      0.0008       0.0275       (0.0276)      1.00     2.79
1993-ILA Service
units...........     1.00     0.0242      0.0006       0.0248       (0.0250)      1.00     2.53
1992-ILA units..     1.00     0.0338      0.0027       0.0365       (0.0364)      1.00     3.70
1992-ILA
Administration
units...........     1.00     0.0325      0.0027       0.0352       (0.0351)      1.00     3.55
1992-ILA Service
units...........     1.00     0.0309      0.0030       0.0339       (0.0336)      1.00     3.29
1991-ILA units..     1.00     0.0567      0.0011       0.0578       (0.0578)      1.00     5.91
1991-ILA
Administration
units...........     1.00     0.0545      0.0011       0.0556       (0.0556)      1.00     5.75
1991-ILA Service
units...........     1.00     0.0522      0.0011       0.0533       (0.0533)      1.00     5.49
1990-ILA units..     1.00     0.0779      0.0003       0.0782       (0.0782)      1.00     8.11
1990-ILA
Administration
units(c)........     1.00     0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)
1990-ILA Service
units(c)........     1.00     0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)
1989-ILA units..     1.00     0.0877      0.0001       0.0878       (0.0878)      1.00     9.15
1988-ILA units..     1.00     0.0716      0.0002       0.0718       (0.0718)      1.00     7.42
1987-ILA units..     1.00     0.0622      0.0001       0.0623       (0.0624)      1.00     6.43
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.16%      $460,457     0.42%        5.16%
1997-ILA
Administration
units...........      0.57         4.98         10,192     0.57         4.98
1997-ILA Service
units...........      0.82         4.78         83,799     0.82         4.78
1996-ILA units..      0.41         5.04        694,651     0.44         5.01
1996-ILA
Administration
units...........      0.56         4.89         36,055     0.59         4.86
1996-ILA Service
units...........      0.81         4.63         94,228     0.84         4.60
1995-ILA units..      0.41         5.62        570,469     0.43         5.60
1995-ILA
Administration
units...........      0.56         5.49         47,558     0.58         5.47
1995-ILA Service
units...........      0.81         5.19         85,401     0.83         5.17
1994-ILA units..      0.40         3.78        881,520     0.44         3.74
1994-ILA
Administration
units...........      0.55         3.62         95,483     0.59         3.58
1994-ILA Service
units...........      0.80         3.50        156,930     0.84         3.46
1993-ILA units..      0.40         2.82      1,315,378     0.43         2.79
1993-ILA
Administration
units...........      0.55         2.67        161,845     0.58         2.64
1993-ILA Service
units...........      0.80         2.42        101,272     0.83         2.39
1992-ILA units..      0.40         3.38      1,785,472     0.42         3.36
1992-ILA
Administration
units...........      0.55         3.25        461,542     0.57         3.23
1992-ILA Service
units...........      0.80         3.09         56,389     0.82         3.07
1991-ILA units..      0.40         5.67      2,103,627     0.43         5.64
1991-ILA
Administration
units...........      0.55         5.45        464,060     0.58         5.42
1991-ILA Service
units...........      0.80         5.22        200,176     0.83         5.19
1990-ILA units..      0.39         7.79      2,203,756     0.39         7.79
1990-ILA
Administration
units(c)........      0.55(b)      7.49(b)     296,313     0.55(b)      7.49(b)
1990-ILA Service
units(c)........      0.80(b)      7.15(b)     132,888     0.80(b)      7.15(b)
1989-ILA units..      0.40         8.77      2,268,330     0.40         8.77
1988-ILA units..      0.40         7.16      2,197,796     0.40         7.16
1987-ILA units..      0.40         6.22      2,243,870     0.40         6.22

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0526        --        $0.0526     $(0.0526)     $1.00     5.40%
1997-ILA
Administration
units...........     1.00     0.0511        --         0.0511      (0.0511)      1.00     5.24
1997-ILA Service
units...........     1.00     0.0483        --         0.0483      (0.0483)      1.00     4.98
1996-ILA units..     1.00     0.0513        --         0.0513      (0.0513)      1.00     5.24
1996-ILA
Administration
units...........     1.00     0.0498        --         0.0498      (0.0498)      1.00     5.09
1996-ILA Service
units...........     1.00     0.0473        --         0.0473      (0.0473)      1.00     4.83
1995-ILA units..     1.00     0.0569        --         0.0569      (0.0569)      1.00     5.83
1995-ILA
Administration
units...........     1.00     0.0550        --         0.0550      (0.0550)      1.00     5.67
1995-ILA Service
units...........     1.00     0.0522        --         0.0522      (0.0522)      1.00     5.41
1994-ILA units..     1.00     0.0407        --         0.0407      (0.0407)      1.00     4.11
1994-ILA
Administration
units...........     1.00     0.0388        --         0.0388      (0.0388)      1.00     3.95
1994-ILA Service
units...........     1.00     0.0392        --         0.0392      (0.0392)      1.00     3.69
1993-ILA units..     1.00     0.0296        --         0.0296      (0.0296)      1.00     3.00
1993-ILA
Administration
units...........     1.00     0.0281        --         0.0281      (0.0281)      1.00     2.84
1993-ILA Service
units (c).......     1.00     0.0157        --         0.0157      (0.0157)      1.00     2.56(b)
1992-ILA units..     1.00     0.0358        --         0.0358      (0.0358)      1.00     3.61
1992-ILA
Administration
units...........     1.00     0.0340        --         0.0340      (0.0340)      1.00     3.46
1991-ILA units..     1.00     0.0576        --         0.0576      (0.0576)      1.00     5.94
1991-ILA
Administration
units...........     1.00     0.0542        --         0.0542      (0.0542)      1.00     5.78
1991-ILA Service
units (c).......     1.00     0.0196        --         0.0196      (0.0196)      1.00     5.55(b)
1990-ILA units..     1.00     0.0772        --         0.0772      (0.0772)      1.00     8.06
1990-ILA
Administration
units (d).......     1.00     0.0205        --         0.0205      (0.0205)      1.00     7.39(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..     1.00     0.0516        --         0.0516      (0.0516)      1.00     7.62(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.27%        5.26%    $2,050,559     0.41%        5.12%
1997-ILA
Administration
units...........      0.42         5.11        530,001     0.56         4.97
1997-ILA Service
units...........      0.67         4.83         34,540     0.81         4.69
1996-ILA units..      0.26         5.13      2,303,677     0.43         4.96
1996-ILA
Administration
units...........      0.41         4.98        794,537     0.58         4.81
1996-ILA Service
units...........      0.66         4.73        192,416     0.83         4.56
1995-ILA units..      0.26         5.69      1,731,935     0.42         5.53
1995-ILA
Administration
units...........      0.41         5.50        516,917     0.57         5.34
1995-ILA Service
units...........      0.66         5.22        102,576     0.82         5.06
1994-ILA units..      0.25         4.07      1,625,567     0.42         3.90
1994-ILA
Administration
units...........      0.40         3.88        329,896     0.57         3.71
1994-ILA Service
units...........      0.65         3.92         15,539     0.82         3.75
1993-ILA units..      0.25         2.96      1,430,292     0.42         2.79
1993-ILA
Administration
units...........      0.40         2.81        362,401     0.57         2.64
1993-ILA Service
units (c).......      0.65(b)      2.54(b)       1,425     0.82(b)      2.37(b)
1992-ILA units..      0.25         3.58      1,600,989     0.42         3.41
1992-ILA
Administration
units...........      0.40         3.40        312,792     0.57         3.23
1991-ILA units..      0.25         5.76      1,656,232     0.42         5.59
1991-ILA
Administration
units...........      0.40         5.42        291,810     0.57         5.25
1991-ILA Service
units (c).......      0.65(b)      5.56(b)          --     0.82(b)      5.39(b)
1990-ILA units..      0.25         7.72      1,368,765     0.40         7.57
1990-ILA
Administration
units (d).......      0.40(b)      7.25(b)      90,748     0.55(b)      7.10(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..      0.19(b)      8.41(b)     455,230     0.40(b)      8.20(b)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c) ILA Service unit activity commenced during April of 1991; no Service units were outstanding during the period from August 7, 1991 through May 15, 1993.

(d) ILA Administration unit activity commenced during September of 1990.

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
          -----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0333           --      $0.0333      $(0.0333)     $1.00     3.39%
1997-ILA
Administration
units...........     1.00     0.0316           --       0.0316       (0.0316)      1.00     3.23
1997-ILA Service
units...........     1.00     0.0297           --       0.0297       (0.0297)      1.00     2.97
1996-ILA units..     1.00     0.0320           --       0.0320       (0.0320)      1.00     3.25
1996-ILA
Administration
units...........     1.00     0.0306           --       0.0306       (0.0306)      1.00     3.09
1996-ILA Service
units...........     1.00     0.0279           --       0.0279       (0.0279)      1.00     2.84
1995-ILA units..     1.00     0.0365           --       0.0365       (0.0365)      1.00     3.72
1995-ILA
Administration
units...........     1.00     0.0351           --       0.0351       (0.0352)      1.00     3.57
1995-ILA Service
units...........     1.00     0.0324           --       0.0324       (0.0325)      1.00     3.31
1994-ILA units..     1.00     0.0264           --       0.0264       (0.0264)      1.00     2.71
1994-ILA
Administration
units...........     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.55
1994-ILA Service
units...........     1.00     0.0220           --       0.0220       (0.0220)      1.00     2.30
1993-ILA units..     1.00     0.0222           --       0.0222       (0.0222)      1.00     2.25
1993-ILA
Administration
units...........     1.00     0.0207           --       0.0207       (0.0207)      1.00     2.09
1993-ILA Service
units...........     1.00     0.0183           --       0.0183       (0.0183)      1.00     1.84
1992-ILA units..     1.00     0.0277           --       0.0277       (0.0277)      1.00     2.82
1992-ILA
Administration
units...........     1.00     0.0266           --       0.0266       (0.0266)      1.00     2.67
1992-ILA Service
units...........     1.00     0.0243           --       0.0243       (0.0243)      1.00     2.41
1991-ILA units..     1.00     0.0424           --       0.0424       (0.0424)      1.00     4.33
1991-ILA
Administration
units...........     1.00     0.0406           --       0.0406       (0.0406)      1.00     4.17
1991-ILA Service
units...........     1.00     0.0386           --       0.0386       (0.0386)      1.00     3.91
1990-ILA units..     1.00     0.0550      (0.0001)      0.0549       (0.0549)      1.00     5.64
1990-ILA
Administration
units (c).......     1.00     0.0301           --       0.0301       (0.0300)      1.00     5.43(b)
1990-ILA Service
units (c).......     1.00     0.0259           --       0.0259       (0.0259)      1.00     5.17(b)
1989-ILA units..     1.00     0.0591      (0.0001)      0.0590       (0.0590)      1.00     6.07
1988-ILA units..     1.00     0.0487       0.0003       0.0490       (0.0490)      1.00     5.03
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
          -----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.32%        3.33%    $1,479,486     0.41%        3.24%
1997-ILA
Administration
units...........      0.47         3.16         27,967     0.56         3.07
1997-ILA Service
units...........      0.72         2.97         30,513     0.81         2.88
1996-ILA units..      0.31         3.20      1,514,443     0.41         3.10
1996-ILA
Administration
units...........      0.46         3.06         59,097     0.56         2.96
1996-ILA Service
units...........      0.71         2.79         28,921     0.81         2.69
1995-ILA units..      0.31         3.65      1,342,585     0.42         3.54
1995-ILA
Administration
units...........      0.46         3.51         48,773     0.57         3.40
1995-ILA Service
units...........      0.71         3.24         49,647     0.82         3.13
1994-ILA units..      0.30         2.64      1,434,965     0.41         2.53
1994-ILA
Administration
units...........      0.45         2.50         97,778     0.56         2.39
1994-ILA Service
units...........      0.70         2.20         36,492     0.81         2.09
1993-ILA units..      0.30         2.22      1,769,477     0.41         2.11
1993-ILA
Administration
units...........      0.45         2.08         99,896     0.56         1.97
1993-ILA Service
units...........      0.70         1.83         45,172     0.81         1.72
1992-ILA units..      0.30         2.77      1,333,925     0.42         2.65
1992-ILA
Administration
units...........      0.45         2.66         50,225     0.57         2.54
1992-ILA Service
units...........      0.70         2.43         29,534     0.82         2.31
1991-ILA units..      0.32         4.24      1,044,986     0.42         4.14
1991-ILA
Administration
units...........      0.47         4.06         37,567     0.57         3.96
1991-ILA Service
units...........      0.72         3.86         52,399     0.82         3.76
1990-ILA units..      0.40         5.50        603,895     0.40         5.50
1990-ILA
Administration
units (c).......      0.55(b)      5.40(b)      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      0.80(b)      5.16(b)      56,810     0.80(b)      5.16(b)
1989-ILA units..      0.40         5.91        688,556     0.40         5.91
1988-ILA units..      0.40         4.87        907,782     0.40         4.87

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0310           --      $0.0310      $(0.0310)     $1.00     3.15%
1997-ILA
Administration
units...........     1.00     0.0298           --       0.0298       (0.0301)      1.00     3.00
1997-ILA Service
units (d).......     1.00     0.0085           --       0.0085       (0.0080)      1.00     2.87(b)
1996-ILA units..     1.00     0.0299           --       0.0299       (0.0299)      1.00     3.03
1996-ILA
Administration
units...........     1.00     0.0284           --       0.0284       (0.0284)      1.00     2.88
1995-ILA units..     1.00     0.0349           --       0.0349       (0.0350)      1.00     3.55
1995-ILA
Administration
units...........     1.00     0.0332           --       0.0332       (0.0332)      1.00     3.40
1994-ILA units..     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.53
1994-ILA
Administration
units...........     1.00     0.0233           --       0.0233       (0.0233)      1.00     2.37
1993-ILA units..     1.00     0.0206           --       0.0206       (0.0206)      1.00     2.09
1993-ILA
Administration
units...........     1.00     0.0191           --       0.0191       (0.0191)      1.00     1.93
1993-ILA Service
units...........     1.00     0.0166           --       0.0166       (0.0166)      1.00     1.68
1992-ILA units..     1.00     0.0256      (0.0001)      0.0255       (0.0256)      1.00     2.62
1992-ILA
Administration
units...........     1.00     0.0235      (0.0002)      0.0233       (0.0235)      1.00     2.47
1992-ILA Service
units (c).......     1.00     0.0081           --       0.0081       (0.0081)      1.00     1.99(b)
1991-ILA units..     1.00     0.0388           --       0.0388       (0.0388)      1.00     3.92
1991-ILA
Administration
units...........     1.00     0.0376           --       0.0376       (0.0376)      1.00     3.80
1990-ILA units..     1.00     0.0511      (0.0001)      0.0510       (0.0511)      1.00     5.24
1990-ILA
Administration
units (c).......     1.00     0.0042           --       0.0042       (0.0042)      1.00     5.14(b)
1989-ILA units..     1.00     0.0573      (0.0001)      0.0572       (0.0572)      1.00     5.93
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..     1.00     0.0139           --       0.0139       (0.0139)      1.00     5.81(b)
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        3.10%     $591,003      0.42%        3.10%
1997-ILA
Administration
units...........      0.57         2.98           360      0.57         2.98
1997-ILA Service
units (d).......      0.82(b)      2.90(b)          2      0.82(b)      2.90(b)
1996-ILA units..      0.41         2.99       440,476      0.42         2.98
1996-ILA
Administration
units...........      0.56         2.84           142      0.57         2.83
1995-ILA units..      0.41         3.49       346,728      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32            61      0.56         3.32
1994-ILA units..      0.40         2.50       227,399      0.41         2.49
1994-ILA
Administration
units...........      0.55         2.33           790      0.56         2.32
1993-ILA units..      0.40         2.06       229,839      0.44         2.02
1993-ILA
Administration
units...........      0.55         1.91         1,425      0.59         1.87
1993-ILA Service
units...........      0.76         1.66            --      0.84         1.54
1992-ILA units..      0.40         2.56       161,868      0.47         2.49
1992-ILA
Administration
units...........      0.55         2.35            31      0.62         2.28
1992-ILA Service
units (c).......      0.80(b)      2.03(b)          3      0.87(b)      1.96(b)
1991-ILA units..      0.40         3.88       102,494      0.47         3.81
1991-ILA
Administration
units...........      0.55         3.76            13      0.62         3.69
1990-ILA units..      0.40         5.11       106,972      0.40         5.11
1990-ILA
Administration
units (c).......      0.55(b)      5.33(b)         68      0.55(b)      5.33(b)
1989-ILA units..      0.40         5.73       112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..      0.24(b)      5.74(b)     41,028      0.38(b)      5.60(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.

(c) ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No Service units were outstanding for the years ended December 31, 1994, 1995 and 1996.
(d) ILA Service unit activity re-commenced during September of 1997.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0325           --      $0.0325      $(0.0325)     $1.00     3.29%
1997-ILA
Administration
units...........     1.00     0.0310           --       0.0310       (0.0310)      1.00     3.14
1997-ILA Service
units(c)........     1.00     0.0089           --       0.0089       (0.0089)      1.00     3.02(b)
1996-ILA units..     1.00     0.0301           --       0.0301       (0.0301)      1.00     3.05
1996-ILA
Administration
units...........     1.00     0.0288           --       0.0288       (0.0288)      1.00     2.90
1995-ILA units..     1.00     0.0344           --       0.0344       (0.0344)      1.00     3.51
1995-ILA
Administration
units...........     1.00     0.0328           --       0.0328       (0.0328)      1.00     3.35
1994-ILA units..     1.00     0.0262           --       0.0262       (0.0262)      1.00     2.56
1994-ILA
Administration
units...........     1.00     0.0247           --       0.0247       (0.0247)      1.00     2.41
1993-ILA units..     1.00     0.0221           --       0.0221       (0.0221)      1.00     2.21
1993-ILA
Administration
units...........     1.00     0.0205           --       0.0205       (0.0205)      1.00     2.05
1992-ILA units..     1.00     0.0265           --       0.0265       (0.0265)      1.00     2.71
1992-ILA
Administration
units...........     1.00     0.0253           --       0.0253       (0.0253)      1.00     2.55
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0347      (0.0002)      0.0345       (0.0347)      1.00     4.02(b)
1991-ILA
Administration
units (c).......     1.00     0.0330           --       0.0330       (0.0330)      1.00     3.87(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET       RATIO OF   RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT      NET       INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.33%        3.24%     $102,887      0.43%        3.14%
1997-ILA
Administration
units...........      0.48         3.09        31,993      0.58         2.99
1997-ILA Service
units(c)........      0.73(b)      3.04(b)          2      0.83(b)      2.94(b)
1996-ILA units..      0.32         3.01        70,175      0.43         2.90
1996-ILA
Administration
units...........      0.47         2.88        44,319      0.58         2.77
1995-ILA units..      0.30         3.44        90,537      0.44         3.30
1995-ILA
Administration
units...........      0.45         3.28        26,724      0.59         3.14
1994-ILA units..      0.24         2.62        84,517      0.47         2.39
1994-ILA
Administration
units...........      0.39         2.47        38,970      0.62         2.24
1993-ILA units..      0.10         2.21        48,367      0.51         1.80
1993-ILA
Administration
units...........      0.25         2.05        20,306      0.66         1.64
1992-ILA units..      0.10         2.65        16,844      0.57         2.18
1992-ILA
Administration
units...........      0.25         2.53        14,641      0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      3.96(b)     11,070      0.76(b)      3.30(b)
1991-ILA
Administration
units (c).......      0.25(b)      3.90(b)     19,198      0.91(b)      3.24(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during February of 1991 and September of 1997, respectively.

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obligations and Government Portfolios.

    TAX-ADVANTAGED PORTFOLIOS: Treasury Instruments and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE AND TAX-ADVANTAGED
  PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by in-vesting exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should con-sult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities that either
(a) are rated in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. The Taxable Portfolios will not invest in a secu-rity which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may pur-chase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                           INVESTMENT POLICIES MATRIX

                                                                                SHORT-TERM
                                                                              OBLIGATIONS OF                     ASSET-BACKED &
                     US          US                                            CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT        BANK           COMMERCIAL         AND OTHER         REPURCHASE        BACKED
   PORTFOLIO     OBLIGATIONS SECURITIES    OBLIGATIONS          PAPER            ENTITIES          AGREEMENTS     SECURITIES+
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations         [_]         [_]       [_]                [_]               [_]                [_]                  [_]
                                        U.S. banks only                     U.S. entities only
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                     [_]        [_]        [_]                [_]               [_]                [_]                  [_]
                                        Over 25% of total  U.S. and         U.S. and foreign
                                        assets must be     foreign (US$)    (US$) entities
                                        invested in U.S.   commercial paper
                                        and Foreign
                                        (US$) Banks
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations         [_]                                                                           [_]
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments         [_]
-------------------------------------------------------------------------------------------------------------------------------
Government           [_]        [_]                                                                [_]
-------------------------------------------------------------------------------------------------------------------------------
Federal              [_]        [_]
                                                                                                (Does not intend
                                                                                                to invest)
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                                                                        [_]
 Diversified                                                  [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                                                                       [_]
 California                                                   [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York                                                         [_]
                                                           Tax-exempt only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
   PORTFOLIO        (US$)
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                     [_]

-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
-------------------------------------------------------------------------------------------------------------------------------
Government
-------------------------------------------------------------------------------------------------------------------------------
Federal
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.
  + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.


                                                                                          SUMMARY
                                                                                             OF
   TAXABLE              TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED     TAXATION FOR
  MUNICIPALS            MUNICIPALS                QUALITY****  COMPANIES   SECURITIES  DISTRIBUTIONS*   MISCELLANEOUS
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]          [_]
                                                   First      Up to 10% of            Taxable federal
                                                   Tier       total assets            and state**
                                                              in other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]          [_]
                                                   First      Up to 10%               Taxable federal  May invest in
                                                   Tier       of total                and state**      obligations of
                                                              assets in                                the
                                                              other                                    International
                                                              investment                               Bank for
                                                              companies                                Reconstruction
                                                                                                       and Development
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and generally
                                                              assets in               exempt from
                                                              other                   state taxation
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal  Under
                                                   Tier       of total                and generally    extraordinary
                                                              assets in               exempt from      circumstances,
                                                              other                   state taxation   may hold cash,
                                                              investment                               U.S. Government
                                                              companies                                Securities
                                                                                                       subject to
                                                                                                       state taxation
                                                                                                       or cash
                                                                                                       equivalents
----------------------------------------------------------------------------------------------------------------------
                       [_]                                       [_]          [_]
                    At least 80% of net assets     First or   Up to 10%               Tax-exempt       May (but does
                    in tax-exempt Municipal        Second     of total                federal and      not currently
                    Instruments (except in         Tier       assets in               taxable          intend to)
                    extraordinary circumstances)              other                   state***         invest up to
                                                              investment                               20% in AMT
                                                              companies                                securities and
                                                                                                       may temporarily
                                                                                                       invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]           [_]
                       [_]                         First or   Up to 10%               Tax-exempt       May (but does
                    At least 80% of net assets     Second     of total                federal and      not currently
                    in tax-exempt Municipal        Tier       assets in               California       intend to)
                    Instruments and at least 65%              other                   State            invest up to
                    of its total assets in                    investment                               20% in AMT
                    California Instruments                    companies                                securities and
                    (except in extraordinary                                                           may temporarily
                    circumstances)                                                                     invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                       [_]                                       [_]          [_]
                    At least 80% of net assets     First or   Up to 10%               Tax-exempt       May invest up
                    in tax-exempt Municipal        Second     of total                federal, New     to 20% in AMT
                    Instruments and at least 65%   Tier       assets in               York State and   securities and
                    of its total assets in New                other                   New York City    may temporarily
                    York Instruments (except in               investment                               invest in the
                    extraordinary circumstances)              companies                                taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein

   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
  ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

**** To the extent permitted by Rule 2a-7, a Portfolio holding a security sup-ported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and the Federal Portfolio may also invest in certain U.S. Government Securities the interest from which is generally exempt from state income taxa-tion. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instru-mentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial pa-per. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obliga-tions. As a result, the Portfolio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the man-ner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain eco-nomic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "For-eign Risks" below.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a for-eign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term rat-ings category by the requisite number of NRSROs. The Money Market Portfolio may not invest more than 25% of its total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive pay-ment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are in-terests in a pool of debt obligations held by a bank or other financial insti-tution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  CALIFORNIA INSTRUMENTS: California Instruments are obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Is-lands and Guam, the interest from which is excluded from gross income for fed-eral income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: New York Instruments are obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city per-sonal income tax.

  TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS: Fixed rate notes and similar debt instruments, variable and floating rate demand instruments, tax-exempt commercial paper, municipal bonds and unrated notes, paper, bonds and other instruments.

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental poli-cy, at least 65% of each of the Tax-Exempt California and Tax-Exempt New York Portfolio's total assets will be invested in California and New York Instru-ments, respectively, except in extraordinary circumstances. Each Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfolios, in Municipal Instruments that are not California or New York Instruments, respectively, when acceptable California and New York Instruments are not available or when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meet-ing the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt Cali-fornia and Tax-Exempt New York Portfolios' distributions of interest from Mu-nicipal Instruments other than California and New York Instruments, respec-tively, may be subject to California and New York state and New York city per-sonal income taxes, respectively.

  The Prime Obligations and Money Market Portfolios may also invest in Munici-pal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determina-tion. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (private activity bonds), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders under the federal alternative minimum tax. See "Tax-es" and "Distributions." The Tax-Exempt New York Portfolio will limit its in-vestments in private activity bonds to not more than 20% of its net assets un-der normal market conditions. The Tax-Exempt Diversified and Tax-Exempt Cali-fornia Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, such investments would not exceed 20% of each of the Tax-Exempt Diversified or Tax-Exempt California Portfolio's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfolios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, respectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Portfolio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Portfolios, however, do not intend to invest more than 25% of the value of their respective total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations. See "Foreign Risks" above. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local govern-ments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and polit-ical subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and edu-cation districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California gov-ernmental entities and future voter initiatives could result in adverse conse-quences affecting California Instruments. Also, the ultimate fiscal effect of federally-mandated reform of welfare programs on the State and its local gov-ernments is still to be resolved.

  These factors, among others (including the outcome of related pending liti-gation), could reduce the credit standing of certain issuers of California In-struments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Information.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. Although several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been down-graded by S&P and Moody's in recent years, the most recent actions of S&P and Moody's have been to place the debt obligations of the State on Credit Watch with positive implications and to upgrade the debt obligations of the City, respectively. Strong demand for New York Instruments has also at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices rela-tively higher, than comparably rated municipal obligations issued by other ju-risdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Instruments could result in defaults or de-clines in the market values of those issuers' existing obligations and, possi-bly, in the obligations of other issuers of New York Instruments. Although as of April 1, 1998 no issuers of New York Instruments were in default with re-spect to the payment of their municipal obligations, the occurrence of any such default could materially affect adversely the market values and market-ability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required by Rule 2a-7 or for federal income tax purposes). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may enter into repurchase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being in-come to the Portfolio, and will be unrelated to the interest rate on the pur-chased security. A Portfolio's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Ad-viser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settle-ment date. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settle-ment date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or for-ward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Portfo-lio acquiring more than 3% of the voting shares of any other investment com-pany and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total as-sets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have in-vestment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT PORTFOLIOS. Each Portfolio will com-ply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relating to maturity, diversification and credit quality. These op-erating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which are determined to be liquid pursuant to these guidelines will not be deemed to be illiquid invest-ments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as val-uation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Portfolio may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Portfolio may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                   MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Portfolio may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Portfolios' Management Agreement, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                          FISCAL YEAR ENDED
                                         CONTRACTUAL RATE DECEMBER 31, 1997
                                         ---------------- -----------------
       Prime Obligations Portfolio             .35%             .35%
       Money Market Portfolio                  .35%             .31%
       Treasury Obligations Portfolio          .35%             .35%
       Treasury Instruments Portfolio          .35%             .16%
       Government Portfolio                    .35%             .35%
       Federal Portfolio                       .35%             .21%
       Tax-Exempt Diversified Portfolio        .35%             .26%
       Tax-Exempt California Portfolio         .35%             .35%
       Tax-Exempt New York Portfolio           .35%             .27%

  The difference, if any, between the stated and actual fees paid by the Port-folios reflects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable under the Portfolios' service, admin-istration and distribution plans for certain share classes, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to .43% of the average daily net assets of the Portfolio. Such reductions or limits, if any, are calculated monthly on a cumulative ba-sis. Any such reductions or limits may be discontinued or modified only with the express approval of the Trustees.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Portfolios could be adversely affected in their ability to process securities trades, price securities, provide unitholder account serv-ices and otherwise conduct normal business operations if the computer systems used by the Adviser or other Portfolio service providers do not adequately ad-dress this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications nec-essary to prepare for the Year 2000. Currently, the Adviser does not antici-pate that the transition to the 21st Century will have any material impact on its ability to continue to service the Portfolios at current levels. In addi-tion, the Adviser has sought assurances from the Portfolios' other service providers that they are taking the steps necessary so that they do not experi-ence Year 2000 Problems, and the Adviser will continue to monitor the situa-tion. At this time, however, no assurance can be given that the actions taken by the Adviser and the Portfolios' other service providers will be sufficient to avoid any adverse effect on the Portfolios due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio (other than the Prime Obligations Portfolio). Goldman Sachs is entitled to receive a fee from the Prime Obligations Portfolio equal to each class' proportionate share of the total transfer agency costs borne by the Portfolio. These costs are equal to $12,000 per year per class and $7.50 per account, together with out-of-pocket and transaction related expenses ap-plicable to Class B and Class C Units and .04% of the average daily net assets of the other classes of the Prime Obligations Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, di-versification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain tim-ing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount, income will be taxable to unitholders as ordinary income, except for any "exempt interest dividends" paid by the Tax-Exempt Portfolios, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be tax-able as long-term capital gain regardless of how long the unitholders have held their units. Such long-term capital gain will constitute a 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Portfolios will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of any Portfolio whether received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be in-formed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions that may consti-tute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the California and New York City and State personal income tax laws, re-spectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by the Tax-Exempt Portfolios from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest divi-dends, including dividends attributable to exempt-interest dividends received by a Portfolio from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest in-curred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-interest divi-dends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities. It is expected that a Portfolio will be unable to pass such taxes through to its unitholders, who therefore are not expected to be able to include such taxes in income or be entitled to claim foreign tax credits or deductions with re-spect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption may be available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obliga-tions issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally, but not always, 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributed to each class of units and dividing by the number of units of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Portfolio re-serves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders received after the Portfolio's closing time. On days any Portfolio closes ear-ly, purchase and redemption orders received after the Portfolio's closing time will be credited to the next Business Day. In addition, each Portfolio re-serves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvest-ed. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Portfolios' performance quotations do not reflect any fees charged by an institution to its customer accounts in connec-tion with investments in the Portfolios.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of units in existence. Because each such class of units is subject to different expenses, the total return and net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of beneficial interest in separate series, without further action by unitholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes.

  When issued, units are fully paid and nonassessable. In the event of liqui-dation, unitholders of each class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to the unitholders of such class. All units are freely transferable and have no pre-emptive, subscription or conversion rights. Unitholders are entitled to one vote per unit, provided that, at the option of the Trustees, unitholders will be entitled to a number of votes based upon the net asset values represented by their units.

  As of April 3, 1998 , Bank of New York, (NCD) Hare & Co., 1 Wall Street FL 15, New York, NY 10286, owned of record 35.73% of the outstanding units of Treasury Instruments Portfolio.

  The Trust does not intend to hold annual meetings of unitholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other unitholders in connection with requiring a special meeting of unitholders. The Trustees will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

                               PURCHASE OF UNITS

  ILA Units of a Portfolio may be purchased on any Business Day at the net as-set value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the subcustodian for State Street Bank and Trust Company ("State Street"), receives the purchase amount in federal funds on the same Business Day. (See "Additional Information" below for a description of the limited sit-uations where certain institutions or other intermediaries may be authorized to accept orders for the Portfolios.) Purchase orders may be made by telephon-ing Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to Northern.

  Purchases of ILA Units may also be made by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs,
Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chica-go, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. ILA Units purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Units."

  Purchases of units of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as sub-custodian for State Street. It is expected that ACH transfers will ordinarily be converted to federal funds on the Business Day following receipt of the ACH transfer. Purchase orders are effected at the net asset value next determined after receipt of the purchase order and payment in federal funds.

  ILA Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Units purchased as fol-lows:

-------------------------------------------------------------------------------

         IF AN EFFECTIVE ORDER IS
                 RECEIVED                                              DIVIDENDS BEGIN
         ------------------------                                      ---------------

  (1) In the case of the Taxable and Tax-Advantaged Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire ILA Units may impose charges in connection with transactions in such units, which may affect an in-vestor's return with respect to an investment in a Portfolio.

  Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transactions and ILA Units held in each unitholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

INITIAL PURCHASES

  The minimum initial investment requirement is $50,000, which may be allo-cated among the Portfolios. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after placing an initial purchase order, investors should complete and send to Goldman Sachs the Account Information Form included with this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional ILA Units should be accompanied by information identifying the account and the Portfolio in which ILA Units are to be pur-chased.

ADDITIONAL INFORMATION

  The Trust may authorize certain institutions (including banks, trust compa-nies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf purchase, redemption and exchange orders placed by or on behalf of such cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Portfolio will be deemed to have received an order in proper form by or on behalf of a customer when the order is ac-cepted by the authorized institution or intermediary on a Business Day. The order will be priced at a Portfolio's net asset value per unit next determined after such acceptance and the transmission of the order and purchase payment in immediately available funds to the Trust or its designee. The institution or intermediary will be responsible for transmitting accepted orders and pay-ments to the Trust within the period agreed upon by them. A customer should contact its institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Portfolios or Goldman Sachs for the services provided by them with respect to the Portfo-lios' ILA Units. These payments may be in addition to other sub-transfer agency payments borne by the Portfolios and their classes.

  The Adviser, Distributor, and/or their affiliates may pay other compensa-tion, from time to time, out of their assets and not as an additional charge to the Portfolios, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale and/or servicing of ILA Units of the Portfolios and other investment portfo-lios of the Trust (such as additional payments based on new sales, amounts ex-ceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, con-tribute to various non-cash and cash incentive arrangements to promote the sale of ILA Units, as well as sponsor various educational pro-grams, sales contests and/or promotions in which participants may receive re-imbursement of expenses, entertainment and prizes such as travel awards, mer-chandise, cash, investment research and educational information and related support materials. This additional compensation can vary among institutions depending upon such factors as the amounts their customers have invested (or may invest) in particular portfolios of the Trust, the particular program in-volved, or the amount of reimbursable expenses. For further information, see the Statement of Additional Information.

                            REPORTS TO UNITHOLDERS

  ILA Unitholders of each Portfolio will receive an annual report containing audited financial statements and a semiannual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to ILA Unitholders with the same mailing address. ILA Unitholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs as pro-vided below. Each ILA Unitholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs. ILA Unitholders with inquiries regarding a Portfolio may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distributor and Transfer Agent."

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the unit balance at month-end and the monthly income together with the total unit balance and monthly income for the master account.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (normally, but not always, as of 4:00 p.m. New York time) as a dividend and distributed to ILA Unitholders monthly. Distributions will be made in additional ILA Units of the same Portfolio or, at the election of ILA Unitholders, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be dis-tributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains real-ized on the disposition of securities during the months of November and Decem-ber may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Units of each Portfolio may be exchanged for units of the corresponding class of any Portfolio or fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form included with this Pro-spectus, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are regis-tered in the Portfolio from which the exchange is being made. It may be diffi-cult to implement the telephone exchange privilege in times of drastic eco-nomic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  ILA Unitholders may redeem ILA Units of a Portfolio without charge upon re-quest on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of ILA Units of the particular Portfolio to be redeemed, the account number, pay-ment instructions and the exact registration on the account. Signatures must be guaranteed in accordance with the procedures set forth below, if the pro-ceeds are to be paid other than as set forth in pre-established instructions on file with the Portfolio. An ILA Unitholder may request redemptions by tele-phone only if the optional telephone redemption privilege has been elected on the Account Information Form included with this Prospectus. It may be diffi-cult to implement redemptions by telephone in times of drastic economic or market changes. (See "Purchase of Units" for a description of the limited sit-uations when an institution or other intermediary may be authorized to accept redemption requests for the Portfolios.)

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account

Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instruc-tions. Exchanges among accounts with different names, addresses and social se-curity or other taxpayer identification numbers must also be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable proce-dures are not implemented, the Trust may be liable for any loss due to unau-thorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or ex-change instructions received by telephone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege de-scribed below.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by a unitholder. The payment of redemption proceeds for ILA Units recently purchased by check may be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the ILA Unitholder's Account Information Form, un-less payment by check has been requested.

-----------------------------------------------------------------------------
                                          REDEMPTION
           REDEMPTION REQUEST              PROCEEDS
                RECEIVED                  ORDINARILY           DIVIDENDS
           ------------------             ----------      -------------------
   (1) In the case of the Taxable and Tax-Advantaged Portfolios
       By:     3:00 p.m.-N.Y. time        Wired Same       Not earned on day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
    After:     3:00 p.m.-N.Y. time        Wired Next         Earned on day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
   (2) In the case of the Tax-Exempt Portfolios
       By:    12:00 noon-N.Y. time        Wired Same       Not earned on day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
    After:    12:00 noon-N.Y. time        Wired Next         Earned on day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust as-sumes any further responsibility for the performance of intermediaries or the ILA Unitholder's bank in the transfer process. If a problem with such perfor-mance arises, the ILA Unitholder should deal directly with such intermediaries or bank.

  An ILA Unitholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the ILA Unitholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the standards established by Goldman Sachs. Goldman Sachs may also require additional documentation in con-nection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50,000 is required to remain an ILA Unitholder. The Trust and Goldman Sachs each reserves the right to waive the minimum ac-count balance. The Trust also reserves the right to redeem units of a unitholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such unitholders whose ILA Units are to be redeemed to allow them to purchase sufficient additional ILA Units to avoid such redemption.

CHECK REDEMPTION PRIVILEGE

  An ILA Unitholder of any Portfolio may elect to have a special account with State Street for the purpose of redeeming ILA Units from his or her account in that Portfolio by check. When State Street receives a completed signature card and authorization form, the ILA Unitholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and frac-tional ILA Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the ILA Unitholder by State Street.

  The check redemption privilege enables an ILA Unitholder to receive the divi-dends declared on the ILA Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an ILA Unitholder's account. If the amount of a check is greater than the value of ILA Units held in the ILA Unitholder's account, the check will be returned unpaid, and the ILA Unitholder may be sub-ject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with respect to a particular ILA Unitholder or all ILA Unitholders in general. The Trust and State Street reserve the right at any time to suspend redemptions by check and intend to do so in the event that federal legislation or regulations impose re-serve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to a Portfolio in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
ILA UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

     TOLL FREE:800-621-2550

                                 ------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   4
An Introduction to the Portfolios..........................................  14
Investment Policies Matrix.................................................  16
Description of Securities and Investment Techniques........................  18
Investment Limitations.....................................................  25
Management.................................................................  26
Taxes......................................................................  27
Net Asset Value............................................................  29
Yield Information..........................................................  29
Organization and Units of the Portfolios...................................  30
Purchase of Units..........................................................  31
Reports to Unitholders.....................................................  33
Distributions..............................................................  33
Exchanges..................................................................  34
Redemption of Units........................................................  34
Appendix................................................................... A-1
Account Information Form

ILAPROINSTMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------

                                 GOLDMAN SACHS
                              MONEY MARKET FUNDS

                                GOLDMAN SACHS--
                             INSTITUTIONAL LIQUID
                                    ASSETS

                                   ILA UNITS


                                 ------------

                                  PROSPECTUS

                                 ------------

                                  MANAGED BY
                              GOLDMAN SACHS ASSET
                                  MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                           ILA ADMINISTRATION UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs--Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA Administration shares of beneficial interest ("ILA Administration Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and therefore investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:

  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION
 ...............................................................................
Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Administration Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1998, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://wp.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY
INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1998.

                       UNITHOLDER AND PORTFOLIO EXPENSES

                       ILA ADMINISTRATION UNITS (1)

                                                                                                                  TAX-
                         PRIME      MONEY    TREASURY    TREASURY                        TAX-EXEMPT  TAX-EXEMPT  EXEMPT
                      OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA NEW YORK
                       PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                      ----------- --------- ----------- ----------- ---------- --------- ----------- ---------- ---------
UNITHOLDER
TRANSACTION EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases..........     None       None       None        None        None      None       None        None      None
 Sales Charge
 Imposed on
 Reinvested
 Distributions......     None       None       None        None        None      None       None        None      None
 Deferred Sales Load
 Imposed on
 Redemptions........     None       None       None        None        None      None       None        None      None
 Exchange Fee.......     None       None       None        None        None      None       None        None      None
ANNUAL OPERATING
EXPENSES
 (as a percentage of
 average daily
 net assets)
 Management Fees ...     0.35%      0.35%      0.35%       0.35%       0.35%     0.35%      0.35%       0.35%     0.35%
 Other Expenses
 Administration
 Fees...............     0.15%      0.15%      0.15%       0.15%       0.15%     0.15%      0.15%       0.15%     0.15%
 Other Expenses.....     0.08%      0.07%      0.07%       0.07%       0.07%     0.06%      0.06%       0.07%     0.08%
                         ----       ----       ----        ----        ----      ----       ----        ----      ----
TOTAL OPERATING
EXPENSES (2)(3).....     0.58%      0.57%      0.57%       0.57%       0.57%     0.56%      0.56%       0.57%     0.58%
                         ====       ====       ====        ====        ====      ====       ====        ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................   $6     $19     $32     $73
     Money Market Portfolio.....................   $6     $18     $32     $71
     Treasury Obligations Portfolio.............   $6     $18     $32     $71
     Treasury Instruments Portfolio.............   $6     $18     $32     $71
     Government Portfolio.......................   $6     $18     $32     $71
     Federal Portfolio..........................   $6     $18     $31     $70
     Tax-Exempt Diversified Portfolio...........   $6     $18     $31     $70
     Tax-Exempt California Portfolio............   $6     $18     $32     $71
     Tax-Exempt New York Portfolio..............   $6     $19     $32     $73

----
(1) Based on estimated amounts for the current fiscal year.

(2) The Adviser has voluntarily agreed to reduce or limit the Total Operating Expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.43% of the average daily net assets of a Portfolio.

(3) For the fiscal year ended December 31, 1997, the Adviser waived and reim-bursed certain fees and expenses such that "Management Fees," "Other Expenses" and "Total Operating Expenses" actually incurred by the Portfolios were as follows:

                                             MANAGEMENT  OTHER   TOTAL OPERATING
                                                FEES    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
   Prime Obligations Portfolio..............   0.35%     0.07%        0.57%
   Money Market Portfolio...................   0.31%     0.06%        0.52%
   Treasury Obligations Portfolio...........   0.35%     0.07%        0.57%
   Treasury Instruments Portfolio...........   0.16%     0.06%        0.37%
   Government Portfolio.....................   0.35%     0.07%        0.57%
   Federal Portfolio........................   0.21%     0.06%        0.42%
   Tax-Exempt Diversified Portfolio.........   0.26%     0.06%        0.47%
   Tax-Exempt California Portfolio..........   0.35%     0.07%        0.57%
   Tax-Exempt New York Portfolio............   0.27%     0.06%        0.48%

  Without such limitations, "Management Fees," "Other Expenses" and "Total Op-erating Expenses" of these Portfolios would have been as follows:

                                             MANAGEMENT  OTHER   TOTAL OPERATING
                                                FEES    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
   Prime Obligations Portfolio..............   0.35%     0.08%        0.58%
   Money Market Portfolio...................   0.35%     0.07%        0.57%
   Treasury Obligations Portfolio...........   0.35%     0.07%        0.57%
   Treasury Instruments Portfolio...........   0.35%     0.07%        0.57%
   Government Portfolio.....................   0.35%     0.07%        0.57%
   Federal Portfolio........................   0.35%     0.06%        0.56%
   Tax-Exempt Diversified Portfolio.........   0.35%     0.06%        0.56%
   Tax-Exempt California Portfolio..........   0.35%     0.07%        0.57%
   Tax-Exempt New York Portfolio............   0.35%     0.08%        0.58%

  The information set forth in the foregoing table and hypothetical example relates only to ILA Administration Units of the Portfolios. The Portfolios also offer ILA Units and ILA Service Units (all Portfolios), ILA Class B Units and ILA Class C Units (Prime Obligations only) and ILA Cash Management Shares (all Portfolios except Treasury Obligations, Treasury Instruments and Feder-al). The other classes of the Portfolios are subject to different fees and ex-penses (which affect performance) and are entitled to different services. In-formation regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of ILA Administration Units in connection with their customers' accounts. See "Administration" in this Prospectus and the Statement of Additional Information. Such fees, if any, may affect the return such cus-tomers realize with respect to their investments.

  Certain Service Organizations may also receive other compensation in connec-tion with the sale and distribution of Administration Units or for services to their customers' accounts and/or the Portfolios. For additional information regarding such compensation, see "Administration" in the Prospectus and the Statement of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear di-rectly or indirectly. The information on fees and expenses included in the ta-ble and the hypothetical example above are based on each Portfolio's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                              FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, indepen-dent public accountants, whose report appears in the annual report to unitholders of the Portfolios for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the fi-nancial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                   NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
             -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0524          --      $0.0524      $(0.0524)     $1.00     5.38%
1997-ILA
Administration
units...........     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1997-ILA Service
units...........     1.00     0.0485          --       0.0485       (0.0485)      1.00     4.96
1997-ILA B
units...........     1.00     0.0433          --       0.0433       (0.0433)      1.00     4.33
1997-ILA C
units(b)........     1.00     0.0365          --       0.0365       (0.0365)      1.00     4.41(d)
1996-ILA units..     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497       (0.0497)      1.00     5.06
1996-ILA Service
units...........     1.00     0.0474          --       0.0474       (0.0474)      1.00     4.80
1996-ILA B
units(b)........     1.00     0.0262          --       0.0262       (0.0262)      1.00     3.97(d)
1995-ILA units..     1.00     0.0566          --       0.0566       (0.0566)      1.00     5.79
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551       (0.0551)      1.00     5.63
1995-ILA Service
units...........     1.00     0.0522          --       0.0522       (0.0522)      1.00     5.37
1994-ILA units..     1.00     0.0394          --       0.0394       (0.0394)      1.00     4.07
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379       (0.0379)      1.00     3.91
1994-ILA Service
units...........     1.00     0.0365          --       0.0365       (0.0365)      1.00     3.66
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00     2.97
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00     2.82
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00     2.56
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00     3.75
1992-ILA
Administration
units...........     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00     3.60
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00     3.34
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00     6.10
1991-ILA
Administration
units...........     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00     5.94
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00     5.68
1990-ILA units..     1.00     0.0793          --       0.0793       (0.0793)      1.00     8.21
1990-ILA
Administration
units(c)........     1.00     0.0438          --       0.0438       (0.0438)      1.00     7.81(d)
1990-ILA Service
units(c)........     1.00     0.0425          --       0.0425       (0.0425)      1.00     7.56(d)
1989-ILA units..     1.00     0.0890          --       0.0890       (0.0890)      1.00     9.27
1988-ILA units..     1.00     0.0714          --       0.0714       (0.0714)      1.00     7.48
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
             -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.24%    $ 866,445      0.43%        5.23%
1997-ILA
Administration
units...........      0.57         5.11        28,110      0.58         5.10
1997-ILA Service
units...........      0.82         4.85        78,316      0.83         4.84
1997-ILA B
units...........      1.42         4.33         1,574      1.43         4.32
1997-ILA C
units(b)........      1.42(d)      4.39(d)      1,897      1.43(d)      4.38(d)
1996-ILA units..      0.41         5.11     1,154,787      0.43         5.09
1996-ILA
Administration
units...........      0.56         4.97        23,738      0.58         4.95
1996-ILA Service
units...........      0.81         4.74        84,707      0.83         4.72
1996-ILA B
units(b)........      1.41(d)      4.09(d)        346      1.43(d)      4.07(d)
1995-ILA units..      0.41         5.66     1,261,251      0.43         5.64
1995-ILA
Administration
units...........      0.56         5.51        63,018      0.58         5.49
1995-ILA Service
units...........      0.81         5.22       227,233      0.83         5.20
1994-ILA units..      0.40         3.94     1,963,846      0.42         3.92
1994-ILA
Administration
units...........      0.55         3.79       149,234      0.57         3.77
1994-ILA Service
units...........      0.80         3.65       170,453      0.82         3.63
1993-ILA units..      0.40         2.91     2,332,771      0.42         2.89
1993-ILA
Administration
units...........      0.55         2.75       189,431      0.57         2.73
1993-ILA Service
units...........      0.80         2.50       137,804      0.82         2.48
1992-ILA units..      0.40         3.64     3,444,591      0.42         3.62
1992-ILA
Administration
units...........      0.55         3.39       257,321      0.57         3.37
1992-ILA Service
units...........      0.80         3.11        22,044      0.82         3.09
1991-ILA units..      0.40         5.91     3,531,736      0.42         5.89
1991-ILA
Administration
units...........      0.55         5.68       198,417      0.57         5.66
1991-ILA Service
units...........      0.80         5.58        18,789      0.82         5.56
1990-ILA units..      0.38         7.93     2,833,541      0.38         7.93
1990-ILA
Administration
units(c)........      0.55(d)      7.62(d)    209,272      0.55(d)      7.62(d)
1990-ILA Service
units(c)........      0.80(d)      7.25(d)     19,039      0.80(d)      7.25(d)
1989-ILA units..      0.40         8.90     3,761,964      0.40         8.90
1988-ILA units..      0.40         7.14     3,799,628      0.40         7.14

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) ILA Class B and C unit activity commenced during May of 1996 and August of 1997, respectively.
(c) ILA Administration and Service unit activity commenced during June of 1990.
(d) Annualized.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0531          --      $0.0531     $(0.0531)     $1.00     5.43%
1997-ILA
Administration
units...........     1.00     0.0515          --       0.0515      (0.0515)      1.00     5.28
1997-ILA Service
units...........     1.00     0.0490          --       0.0490      (0.0490)      1.00     5.01
1996-ILA units..     1.00     0.0515      0.0001       0.0516      (0.0516)      1.00     5.27
1996-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0501)      1.00     5.12
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476      (0.0476)      1.00     4.86
1995-ILA units..     1.00     0.0571          --       0.0571      (0.0571)      1.00     5.85
1995-ILA
Administration
units...........     1.00     0.0555          --       0.0555      (0.0555)      1.00     5.69
1995-ILA Service
units...........     1.00     0.0529          --       0.0529      (0.0529)      1.00     5.43
1994-ILA units..     1.00     0.0401          --       0.0401      (0.0401)      1.00     4.13
1994-ILA
Administration
units...........     1.00     0.0388          --       0.0388      (0.0388)      1.00     3.98
1994-ILA Service
units...........     1.00     0.0364          --       0.0364      (0.0364)      1.00     3.72
1993-ILA units..     1.00     0.0296      0.0003       0.0299      (0.0299)      1.00     3.03
1993-ILA
Administration
units...........     1.00     0.0281      0.0003       0.0284      (0.0284)      1.00     2.88
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259      (0.0259)      1.00     2.62
1992-ILA units..     1.00     0.0368      0.0004       0.0372      (0.0372)      1.00     3.76
1992-ILA
Administration
units...........     1.00     0.0356      0.0004       0.0360      (0.0360)      1.00     3.61
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364      (0.0364)      1.00     3.35
1991-ILA units..     1.00     0.0591      0.0004       0.0595      (0.0595)      1.00     6.12
1991-ILA
Administration
units...........     1.00     0.0574      0.0004       0.0578      (0.0578)      1.00     5.96
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551      (0.0551)      1.00     5.70
1990-ILA units..     1.00     0.0793      0.0001       0.0794      (0.0794)      1.00     8.24
1990-ILA
Administration
units(c)........     1.00     0.0424      0.0001       0.0425      (0.0425)      1.00     7.86(b)
1990-ILA Service
units(c)........     1.00     0.0438          --       0.0438      (0.0438)      1.00     7.61(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886      (0.0886)      1.00     9.31
1988-ILA units..     1.00     0.0751          --       0.0751      (0.0751)      1.00     7.66
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..     1.00     0.0063          --       0.0063      (0.0063)      1.00     7.38(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                                                                    RATIO OF NET
                               RATIO OF NET    NET                   INVESTMENT
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INCOME TO
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO   AVERAGE
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET      NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.37%        5.31%    $  806,096     0.42%        5.26%
1997-ILA
Administration
units...........      0.52         5.15        307,480     0.57         5.10
1997-ILA Service
units...........      0.77         4.90         20,517     0.82         4.85
1996-ILA units..      0.36         5.15        703,097     0.43         5.08
1996-ILA
Administration
units...........      0.51         5.00        257,258     0.58         4.93
1996-ILA Service
units...........      0.76         4.75         28,845     0.83         4.68
1995-ILA units..      0.36         5.71        574,155     0.42         5.65
1995-ILA
Administration
units...........      0.51         5.55        164,422     0.57         5.49
1995-ILA Service
units...........      0.76         5.29         23,080     0.82         5.23
1994-ILA units..      0.35         4.01        559,470     0.43         3.93
1994-ILA
Administration
units...........      0.50         3.88        145,867     0.58         3.80
1994-ILA Service
units...........      0.75         3.61         21,862     0.83         3.53
1993-ILA units..      0.35         2.96        699,604     0.43         2.88
1993-ILA
Administration
units...........      0.50         2.81        150,452     0.58         2.73
1993-ILA Service
units...........      0.75         2.57         11,166     0.83         2.49
1992-ILA units..      0.35         3.68        884,571     0.43         3.60
1992-ILA
Administration
units...........      0.50         3.56        187,445     0.58         3.48
1992-ILA Service
units...........      0.75         3.58         15,114     0.83         3.50
1991-ILA units..      0.35         5.91      1,153,191     0.42         5.84
1991-ILA
Administration
units...........      0.50         5.74        210,330     0.57         5.67
1991-ILA Service
units...........      0.75         5.47         56,586     0.82         5.40
1990-ILA units..      0.35         7.93        924,141     0.40         7.88
1990-ILA
Administration
units(c)........      0.50(b)      7.63(b)     204,477     0.55(b)      7.58(b)
1990-ILA Service
units(c)........      0.75(b)      7.46(b)      38,128     0.80(b)      7.41(b)
1989-ILA units..      0.35         8.85      1,295,389     0.40         8.80
1988-ILA units..      0.27         7.51        701,105     0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..      0.15(b)      7.62(b)     183,633     0.40(b)      7.37(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0514     $0.0001      $0.0515     $(0.0513)     $1.00     5.26%
1997-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0508)      1.00     5.10
1997-ILA Service
units...........     1.00     0.0474      0.0001       0.0475      (0.0478)      1.00     4.84
1996-ILA units..     1.00     0.0498      0.0002       0.0500      (0.0500)      1.00     5.11
1996-ILA
Administration
units...........     1.00     0.0483      0.0003       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460      (0.0460)      1.00     4.69
1995-ILA units..     1.00     0.0551      0.0007       0.0558      (0.0558)      1.00     5.73
1995-ILA
Administration
units...........     1.00     0.0537      0.0007       0.0544      (0.0544)      1.00     5.57
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518      (0.0518)      1.00     5.31
1994-ILA units..     1.00     0.0377          --       0.0377      (0.0377)      1.00     3.91
1994-ILA
Administration
units...........     1.00     0.0368          --       0.0368      (0.0368)      1.00     3.75
1994-ILA Service
units...........     1.00     0.0340          --       0.0340      (0.0340)      1.00     3.49
1993-ILA units..     1.00     0.0279      0.0006       0.0285      (0.0286)      1.00     2.89
1993-ILA
Administration
units...........     1.00     0.0264      0.0006       0.0270      (0.0270)      1.00     2.74
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245      (0.0246)      1.00     2.48
1992-ILA units..     1.00     0.0339      0.0025       0.0364      (0.0362)      1.00     3.65
1992-ILA
Administration
units...........     1.00     0.0320      0.0023       0.0343      (0.0343)      1.00     3.49
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318      (0.0318)      1.00     3.23
1991-ILA units..     1.00     0.0557      0.0018       0.0575      (0.0575)      1.00     5.90
1991-ILA
Administration
units...........     1.00     0.0540      0.0018       0.0558      (0.0558)      1.00     5.74
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533      (0.0533)      1.00     5.48
1990-ILA units..     1.00     0.0772      0.0002       0.0774      (0.0774)      1.00     8.05
1990-ILA
Administration
units(c)........     1.00     0.0413      0.0002       0.0415      (0.0415)      1.00     7.67(b)
1990-ILA Service
units(c)........     1.00     0.0417      0.0003       0.0420      (0.0421)      1.00     7.42(b)
1989-ILA units..     1.00     0.0864      0.0005       0.0869      (0.0869)      1.00     9.06
1988-ILA units..     1.00     0.0704      0.0004       0.0708      (0.0708)      1.00     7.30
1987-ILA units..     1.00     0.0617      0.0002       0.0619      (0.0619)      1.00     6.32
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.12%    $ 590,381      0.42%        5.12%
1997-ILA
Administration
units...........      0.57         4.99       124,159      0.57         4.99
1997-ILA Service
units...........      0.82         4.73       104,133      0.82         4.73
1996-ILA units..      0.41         4.98       574,734      0.43         4.96
1996-ILA
Administration
units...........      0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      0.81         4.59       123,483      0.83         4.57
1995-ILA units..      0.41         5.51       711,209      0.43         5.49
1995-ILA
Administration
units...........      0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      0.81         5.11       119,692      0.83         5.09
1994-ILA units..      0.40         3.77       713,816      0.44         3.73
1994-ILA
Administration
units...........      0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      0.80         3.40       108,972      0.84         3.35
1993-ILA units..      0.40         2.79       969,565      0.43         2.76
1993-ILA
Administration
units...........      0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      0.80         2.39       185,506      0.83         2.36
1992-ILA units..      0.40         3.39     1,328,036      0.43         3.36
1992-ILA
Administration
units...........      0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........      0.80         2.94       183,208      0.83         2.91
1991-ILA units..      0.40         5.57     1,709,321      0.43         5.54
1991-ILA
Administration
units...........      0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........      0.80         5.15       154,419      0.83         5.12
1990-ILA units..      0.39         7.72     1,816,991      0.39         7.72
1990-ILA
Administration
units(c)........      0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units(c)........      0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..      0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..      0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..      0.40         6.17     1,693,767      0.40         6.17

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990, respectively.

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
             ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0502     $0.0001      $0.0503     $(0.0503)     $1.00     5.17%
1997-ILA
Administration
units...........     1.00     0.0488      0.0001       0.0489      (0.0489)      1.00     5.01
1997-ILA Service
units...........     1.00     0.0463      0.0001       0.0464      (0.0464)      1.00     4.75
1996-ILA units..     1.00     0.0496      0.0004       0.0500      (0.0500)      1.00     5.10
1996-ILA
Administration
units...........     1.00     0.0482      0.0004       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460      (0.0460)      1.00     4.68
1995-ILA units..     1.00     0.0550      0.0006       0.0556      (0.0556)      1.00     5.70
1995-ILA
Administration
units...........     1.00     0.0534      0.0007       0.0541      (0.0540)      1.00     5.54
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505      (0.0505)      1.00     5.28
1994-ILA units..     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     4.01
1994-ILA
Administration
units...........     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     3.85
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372      (0.0372)      1.00     3.59
1993-ILA units..     1.00     0.0288      0.0006       0.0294      (0.0294)      1.00     2.98
1993-ILA
Administration
units...........     1.00     0.0273      0.0006       0.0279      (0.0279)      1.00     2.83
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254      (0.0254)      1.00     2.57
1992-ILA units..     1.00     0.0338      0.0012       0.0350      (0.0350)      1.00     3.54
1992-ILA
Administration
units...........     1.00     0.0326      0.0012       0.0338      (0.0338)      1.00     3.38
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286      (0.0286)      1.00     3.13
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0486      0.0013       0.0499      (0.0499)      1.00     5.75(b)
1991-ILA
Administration
units (c).......     1.00     0.0210      0.0010       0.0220      (0.0220)      1.00     5.21(b)
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482      (0.0482)      1.00     5.33(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
             ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.22%        5.02%     $330,241      0.42%        4.82%
1997-ILA
Administration
units...........      0.37         4.88        98,667      0.57         4.68
1997-ILA Service
units...........      0.62         4.63       295,404      0.82         4.43
1996-ILA units..      0.21         4.96       708,999      0.43         4.74
1996-ILA
Administration
units...........      0.36         4.82       137,706      0.58         4.60
1996-ILA Service
units...........      0.61         4.56       383,901      0.83         4.34
1995-ILA units..      0.21         5.50       586,294      0.44         5.27
1995-ILA
Administration
units...........      0.36         5.34        68,713      0.59         5.11
1995-ILA Service
units...........      0.61         5.00       123,254      0.84         4.77
1994-ILA units..      0.20         3.96       547,351      0.43         3.73
1994-ILA
Administration
units...........      0.35         3.97        64,388      0.58         3.74
1994-ILA Service
units...........      0.60         3.72        74,451      0.83         3.49
1993-ILA units..      0.20         2.88       456,411      0.44         2.64
1993-ILA
Administration
units...........      0.35         2.73        26,553      0.59         2.49
1993-ILA Service
units...........      0.60         2.48        34,014      0.84         2.24
1992-ILA units..      0.18         3.38       422,506      0.45         3.11
1992-ILA
Administration
units...........      0.33         3.26         6,915      0.60         2.99
1992-ILA Service
units...........      0.58         2.75        29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      5.28(b)    424,436      0.45(b)      4.93(b)
1991-ILA
Administration
units (c).......      0.25(b)      4.77(b)     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......      0.50(b)      5.13(b)      9,430      0.85(b)      4.78(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during July and January of 1991, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0516          --      $0.0516      $(0.0516)     $1.00     5.31%
1997-ILA
Administration
units...........     1.00     0.0499          --       0.0499       (0.0498)      1.00     5.15
1997-ILA Service
units...........     1.00     0.0478          --       0.0478       (0.0478)      1.00     4.89
1996-ILA units..     1.00     0.0504      0.0001       0.0505       (0.0504)      1.00     5.15
1996-ILA
Administration
units...........     1.00     0.0489      0.0001       0.0490       (0.0489)      1.00     4.99
1996-ILA Service
units...........     1.00     0.0463      0.0001       0.0464       (0.0463)      1.00     4.73
1995-ILA units..     1.00     0.0562      0.0002       0.0564       (0.0564)      1.00     5.77
1995-ILA
Administration
units...........     1.00     0.0549      0.0002       0.0551       (0.0551)      1.00     5.62
1995-ILA Service
units...........     1.00     0.0519      0.0002       0.0521       (0.0521)      1.00     5.35
1994-ILA units..     1.00     0.0378      0.0002       0.0380       (0.0380)      1.00     3.94
1994-ILA
Administration
units...........     1.00     0.0362      0.0002       0.0364       (0.0364)      1.00     3.79
1994-ILA Service
units...........     1.00     0.0350      0.0002       0.0352       (0.0352)      1.00     3.53
1993-ILA units..     1.00     0.0282      0.0008       0.0290       (0.0291)      1.00     2.94
1993-ILA
Administration
units...........     1.00     0.0267      0.0008       0.0275       (0.0276)      1.00     2.79
1993-ILA Service
units...........     1.00     0.0242      0.0006       0.0248       (0.0250)      1.00     2.53
1992-ILA units..     1.00     0.0338      0.0027       0.0365       (0.0364)      1.00     3.70
1992-ILA
Administration
units...........     1.00     0.0325      0.0027       0.0352       (0.0351)      1.00     3.55
1992-ILA Service
units...........     1.00     0.0309      0.0030       0.0339       (0.0336)      1.00     3.29
1991-ILA units..     1.00     0.0567      0.0011       0.0578       (0.0578)      1.00     5.91
1991-ILA
Administration
units...........     1.00     0.0545      0.0011       0.0556       (0.0556)      1.00     5.75
1991-ILA Service
units...........     1.00     0.0522      0.0011       0.0533       (0.0533)      1.00     5.49
1990-ILA units..     1.00     0.0779      0.0003       0.0782       (0.0782)      1.00     8.11
1990-ILA
Administration
units(c)........     1.00     0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)
1990-ILA Service
units(c)........     1.00     0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)
1989-ILA units..     1.00     0.0877      0.0001       0.0878       (0.0878)      1.00     9.15
1988-ILA units..     1.00     0.0716      0.0002       0.0718       (0.0718)      1.00     7.42
1987-ILA units..     1.00     0.0622      0.0001       0.0623       (0.0624)      1.00     6.43
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.16%      $460,457     0.42%        5.16%
1997-ILA
Administration
units...........      0.57         4.98         10,192     0.57         4.98
1997-ILA Service
units...........      0.82         4.78         83,799     0.82         4.78
1996-ILA units..      0.41         5.04        694,651     0.44         5.01
1996-ILA
Administration
units...........      0.56         4.89         36,055     0.59         4.86
1996-ILA Service
units...........      0.81         4.63         94,228     0.84         4.60
1995-ILA units..      0.41         5.62        570,469     0.43         5.60
1995-ILA
Administration
units...........      0.56         5.49         47,558     0.58         5.47
1995-ILA Service
units...........      0.81         5.19         85,401     0.83         5.17
1994-ILA units..      0.40         3.78        881,520     0.44         3.74
1994-ILA
Administration
units...........      0.55         3.62         95,483     0.59         3.58
1994-ILA Service
units...........      0.80         3.50        156,930     0.84         3.46
1993-ILA units..      0.40         2.82      1,315,378     0.43         2.79
1993-ILA
Administration
units...........      0.55         2.67        161,845     0.58         2.64
1993-ILA Service
units...........      0.80         2.42        101,272     0.83         2.39
1992-ILA units..      0.40         3.38      1,785,472     0.42         3.36
1992-ILA
Administration
units...........      0.55         3.25        461,542     0.57         3.23
1992-ILA Service
units...........      0.80         3.09         56,389     0.82         3.07
1991-ILA units..      0.40         5.67      2,103,627     0.43         5.64
1991-ILA
Administration
units...........      0.55         5.45        464,060     0.58         5.42
1991-ILA Service
units...........      0.80         5.22        200,176     0.83         5.19
1990-ILA units..      0.39         7.79      2,203,756     0.39         7.79
1990-ILA
Administration
units(c)........      0.55(b)      7.49(b)     296,313     0.55(b)      7.49(b)
1990-ILA Service
units(c)........      0.80(b)      7.15(b)     132,888     0.80(b)      7.15(b)
1989-ILA units..      0.40         8.77      2,268,330     0.40         8.77
1988-ILA units..      0.40         7.16      2,197,796     0.40         7.16
1987-ILA units..      0.40         6.22      2,243,870     0.40         6.22

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0526        --        $0.0526     $(0.0526)     $1.00     5.40%
1997-ILA
Administration
units...........     1.00     0.0511        --         0.0511      (0.0511)      1.00     5.24
1997-ILA Service
units...........     1.00     0.0483        --         0.0483      (0.0483)      1.00     4.98
1996-ILA units..     1.00     0.0513        --         0.0513      (0.0513)      1.00     5.24
1996-ILA
Administration
units...........     1.00     0.0498        --         0.0498      (0.0498)      1.00     5.09
1996-ILA Service
units...........     1.00     0.0473        --         0.0473      (0.0473)      1.00     4.83
1995-ILA units..     1.00     0.0569        --         0.0569      (0.0569)      1.00     5.83
1995-ILA
Administration
units...........     1.00     0.0550        --         0.0550      (0.0550)      1.00     5.67
1995-ILA Service
units...........     1.00     0.0522        --         0.0522      (0.0522)      1.00     5.41
1994-ILA units..     1.00     0.0407        --         0.0407      (0.0407)      1.00     4.11
1994-ILA
Administration
units...........     1.00     0.0388        --         0.0388      (0.0388)      1.00     3.95
1994-ILA Service
units...........     1.00     0.0392        --         0.0392      (0.0392)      1.00     3.69
1993-ILA units..     1.00     0.0296        --         0.0296      (0.0296)      1.00     3.00
1993-ILA
Administration
units...........     1.00     0.0281        --         0.0281      (0.0281)      1.00     2.84
1993-ILA Service
units (c).......     1.00     0.0157        --         0.0157      (0.0157)      1.00     2.56(b)
1992-ILA units..     1.00     0.0358        --         0.0358      (0.0358)      1.00     3.61
1992-ILA
Administration
units...........     1.00     0.0340        --         0.0340      (0.0340)      1.00     3.46
1991-ILA units..     1.00     0.0576        --         0.0576      (0.0576)      1.00     5.94
1991-ILA
Administration
units...........     1.00     0.0542        --         0.0542      (0.0542)      1.00     5.78
1991-ILA Service
units (c).......     1.00     0.0196        --         0.0196      (0.0196)      1.00     5.55(b)
1990-ILA units..     1.00     0.0772        --         0.0772      (0.0772)      1.00     8.06
1990-ILA
Administration
units (d).......     1.00     0.0205        --         0.0205      (0.0205)      1.00     7.39(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..     1.00     0.0516        --         0.0516      (0.0516)      1.00     7.62(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.27%        5.26%    $2,050,559     0.41%        5.12%
1997-ILA
Administration
units...........      0.42         5.11        530,001     0.56         4.97
1997-ILA Service
units...........      0.67         4.83         34,540     0.81         4.69
1996-ILA units..      0.26         5.13      2,303,677     0.43         4.96
1996-ILA
Administration
units...........      0.41         4.98        794,537     0.58         4.81
1996-ILA Service
units...........      0.66         4.73        192,416     0.83         4.56
1995-ILA units..      0.26         5.69      1,731,935     0.42         5.53
1995-ILA
Administration
units...........      0.41         5.50        516,917     0.57         5.34
1995-ILA Service
units...........      0.66         5.22        102,576     0.82         5.06
1994-ILA units..      0.25         4.07      1,625,567     0.42         3.90
1994-ILA
Administration
units...........      0.40         3.88        329,896     0.57         3.71
1994-ILA Service
units...........      0.65         3.92         15,539     0.82         3.75
1993-ILA units..      0.25         2.96      1,430,292     0.42         2.79
1993-ILA
Administration
units...........      0.40         2.81        362,401     0.57         2.64
1993-ILA Service
units (c).......      0.65(b)      2.54(b)       1,425     0.82(b)      2.37(b)
1992-ILA units..      0.25         3.58      1,600,989     0.42         3.41
1992-ILA
Administration
units...........      0.40         3.40        312,792     0.57         3.23
1991-ILA units..      0.25         5.76      1,656,232     0.42         5.59
1991-ILA
Administration
units...........      0.40         5.42        291,810     0.57         5.25
1991-ILA Service
units (c).......      0.65(b)      5.56(b)          --     0.82(b)      5.39(b)
1990-ILA units..      0.25         7.72      1,368,765     0.40         7.57
1990-ILA
Administration
units (d).......      0.40(b)      7.25(b)      90,748     0.55(b)      7.10(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..      0.19(b)      8.41(b)     455,230     0.40(b)      8.20(b)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c) ILA Service unit activity commenced during April of 1991; no Service units were outstanding during the period from August 7, 1991 through May 15, 1993.

(d) ILA Administration unit activity commenced during September of 1990.

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
          -----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0333           --      $0.0333      $(0.0333)     $1.00     3.39%
1997-ILA
Administration
units...........     1.00     0.0316           --       0.0316       (0.0316)      1.00     3.23
1997-ILA Service
units...........     1.00     0.0297           --       0.0297       (0.0297)      1.00     2.97
1996-ILA units..     1.00     0.0320           --       0.0320       (0.0320)      1.00     3.25
1996-ILA
Administration
units...........     1.00     0.0306           --       0.0306       (0.0306)      1.00     3.09
1996-ILA Service
units...........     1.00     0.0279           --       0.0279       (0.0279)      1.00     2.84
1995-ILA units..     1.00     0.0365           --       0.0365       (0.0365)      1.00     3.72
1995-ILA
Administration
units...........     1.00     0.0351           --       0.0351       (0.0352)      1.00     3.57
1995-ILA Service
units...........     1.00     0.0324           --       0.0324       (0.0325)      1.00     3.31
1994-ILA units..     1.00     0.0264           --       0.0264       (0.0264)      1.00     2.71
1994-ILA
Administration
units...........     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.55
1994-ILA Service
units...........     1.00     0.0220           --       0.0220       (0.0220)      1.00     2.30
1993-ILA units..     1.00     0.0222           --       0.0222       (0.0222)      1.00     2.25
1993-ILA
Administration
units...........     1.00     0.0207           --       0.0207       (0.0207)      1.00     2.09
1993-ILA Service
units...........     1.00     0.0183           --       0.0183       (0.0183)      1.00     1.84
1992-ILA units..     1.00     0.0277           --       0.0277       (0.0277)      1.00     2.82
1992-ILA
Administration
units...........     1.00     0.0266           --       0.0266       (0.0266)      1.00     2.67
1992-ILA Service
units...........     1.00     0.0243           --       0.0243       (0.0243)      1.00     2.41
1991-ILA units..     1.00     0.0424           --       0.0424       (0.0424)      1.00     4.33
1991-ILA
Administration
units...........     1.00     0.0406           --       0.0406       (0.0406)      1.00     4.17
1991-ILA Service
units...........     1.00     0.0386           --       0.0386       (0.0386)      1.00     3.91
1990-ILA units..     1.00     0.0550      (0.0001)      0.0549       (0.0549)      1.00     5.64
1990-ILA
Administration
units (c).......     1.00     0.0301           --       0.0301       (0.0300)      1.00     5.43(b)
1990-ILA Service
units (c).......     1.00     0.0259           --       0.0259       (0.0259)      1.00     5.17(b)
1989-ILA units..     1.00     0.0591      (0.0001)      0.0590       (0.0590)      1.00     6.07
1988-ILA units..     1.00     0.0487       0.0003       0.0490       (0.0490)      1.00     5.03
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
          -----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.32%        3.33%    $1,479,486     0.41%        3.24%
1997-ILA
Administration
units...........      0.47         3.16         27,967     0.56         3.07
1997-ILA Service
units...........      0.72         2.97         30,513     0.81         2.88
1996-ILA units..      0.31         3.20      1,514,443     0.41         3.10
1996-ILA
Administration
units...........      0.46         3.06         59,097     0.56         2.96
1996-ILA Service
units...........      0.71         2.79         28,921     0.81         2.69
1995-ILA units..      0.31         3.65      1,342,585     0.42         3.54
1995-ILA
Administration
units...........      0.46         3.51         48,773     0.57         3.40
1995-ILA Service
units...........      0.71         3.24         49,647     0.82         3.13
1994-ILA units..      0.30         2.64      1,434,965     0.41         2.53
1994-ILA
Administration
units...........      0.45         2.50         97,778     0.56         2.39
1994-ILA Service
units...........      0.70         2.20         36,492     0.81         2.09
1993-ILA units..      0.30         2.22      1,769,477     0.41         2.11
1993-ILA
Administration
units...........      0.45         2.08         99,896     0.56         1.97
1993-ILA Service
units...........      0.70         1.83         45,172     0.81         1.72
1992-ILA units..      0.30         2.77      1,333,925     0.42         2.65
1992-ILA
Administration
units...........      0.45         2.66         50,225     0.57         2.54
1992-ILA Service
units...........      0.70         2.43         29,534     0.82         2.31
1991-ILA units..      0.32         4.24      1,044,986     0.42         4.14
1991-ILA
Administration
units...........      0.47         4.06         37,567     0.57         3.96
1991-ILA Service
units...........      0.72         3.86         52,399     0.82         3.76
1990-ILA units..      0.40         5.50        603,895     0.40         5.50
1990-ILA
Administration
units (c).......      0.55(b)      5.40(b)      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      0.80(b)      5.16(b)      56,810     0.80(b)      5.16(b)
1989-ILA units..      0.40         5.91        688,556     0.40         5.91
1988-ILA units..      0.40         4.87        907,782     0.40         4.87

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0310           --      $0.0310      $(0.0310)     $1.00     3.15%
1997-ILA
Administration
units...........     1.00     0.0298           --       0.0298       (0.0301)      1.00     3.00
1997-ILA Service
units (d).......     1.00     0.0085           --       0.0085       (0.0080)      1.00     2.87(b)
1996-ILA units..     1.00     0.0299           --       0.0299       (0.0299)      1.00     3.03
1996-ILA
Administration
units...........     1.00     0.0284           --       0.0284       (0.0284)      1.00     2.88
1995-ILA units..     1.00     0.0349           --       0.0349       (0.0350)      1.00     3.55
1995-ILA
Administration
units...........     1.00     0.0332           --       0.0332       (0.0332)      1.00     3.40
1994-ILA units..     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.53
1994-ILA
Administration
units...........     1.00     0.0233           --       0.0233       (0.0233)      1.00     2.37
1993-ILA units..     1.00     0.0206           --       0.0206       (0.0206)      1.00     2.09
1993-ILA
Administration
units...........     1.00     0.0191           --       0.0191       (0.0191)      1.00     1.93
1993-ILA Service
units...........     1.00     0.0166           --       0.0166       (0.0166)      1.00     1.68
1992-ILA units..     1.00     0.0256      (0.0001)      0.0255       (0.0256)      1.00     2.62
1992-ILA
Administration
units...........     1.00     0.0235      (0.0002)      0.0233       (0.0235)      1.00     2.47
1992-ILA Service
units (c).......     1.00     0.0081           --       0.0081       (0.0081)      1.00     1.99(b)
1991-ILA units..     1.00     0.0388           --       0.0388       (0.0388)      1.00     3.92
1991-ILA
Administration
units...........     1.00     0.0376           --       0.0376       (0.0376)      1.00     3.80
1990-ILA units..     1.00     0.0511      (0.0001)      0.0510       (0.0511)      1.00     5.24
1990-ILA
Administration
units (c).......     1.00     0.0042           --       0.0042       (0.0042)      1.00     5.14(b)
1989-ILA units..     1.00     0.0573      (0.0001)      0.0572       (0.0572)      1.00     5.93
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..     1.00     0.0139           --       0.0139       (0.0139)      1.00     5.81(b)
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        3.10%     $591,003      0.42%        3.10%
1997-ILA
Administration
units...........      0.57         2.98           360      0.57         2.98
1997-ILA Service
units (d).......      0.82(b)      2.90(b)          2      0.82(b)      2.90(b)
1996-ILA units..      0.41         2.99       440,476      0.42         2.98
1996-ILA
Administration
units...........      0.56         2.84           142      0.57         2.83
1995-ILA units..      0.41         3.49       346,728      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32            61      0.56         3.32
1994-ILA units..      0.40         2.50       227,399      0.41         2.49
1994-ILA
Administration
units...........      0.55         2.33           790      0.56         2.32
1993-ILA units..      0.40         2.06       229,839      0.44         2.02
1993-ILA
Administration
units...........      0.55         1.91         1,425      0.59         1.87
1993-ILA Service
units...........      0.76         1.66            --      0.84         1.54
1992-ILA units..      0.40         2.56       161,868      0.47         2.49
1992-ILA
Administration
units...........      0.55         2.35            31      0.62         2.28
1992-ILA Service
units (c).......      0.80(b)      2.03(b)          3      0.87(b)      1.96(b)
1991-ILA units..      0.40         3.88       102,494      0.47         3.81
1991-ILA
Administration
units...........      0.55         3.76            13      0.62         3.69
1990-ILA units..      0.40         5.11       106,972      0.40         5.11
1990-ILA
Administration
units (c).......      0.55(b)      5.33(b)         68      0.55(b)      5.33(b)
1989-ILA units..      0.40         5.73       112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..      0.24(b)      5.74(b)     41,028      0.38(b)      5.60(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.

(c) ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No Service units were outstanding for the years ended December 31, 1994, 1995 and 1996.
(d) ILA Service unit activity re-commenced during September of 1997.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0325           --      $0.0325      $(0.0325)     $1.00     3.29%
1997-ILA
Administration
units...........     1.00     0.0310           --       0.0310       (0.0310)      1.00     3.14
1997-ILA Service
units(c)........     1.00     0.0089           --       0.0089       (0.0089)      1.00     3.02(b)
1996-ILA units..     1.00     0.0301           --       0.0301       (0.0301)      1.00     3.05
1996-ILA
Administration
units...........     1.00     0.0288           --       0.0288       (0.0288)      1.00     2.90
1995-ILA units..     1.00     0.0344           --       0.0344       (0.0344)      1.00     3.51
1995-ILA
Administration
units...........     1.00     0.0328           --       0.0328       (0.0328)      1.00     3.35
1994-ILA units..     1.00     0.0262           --       0.0262       (0.0262)      1.00     2.56
1994-ILA
Administration
units...........     1.00     0.0247           --       0.0247       (0.0247)      1.00     2.41
1993-ILA units..     1.00     0.0221           --       0.0221       (0.0221)      1.00     2.21
1993-ILA
Administration
units...........     1.00     0.0205           --       0.0205       (0.0205)      1.00     2.05
1992-ILA units..     1.00     0.0265           --       0.0265       (0.0265)      1.00     2.71
1992-ILA
Administration
units...........     1.00     0.0253           --       0.0253       (0.0253)      1.00     2.55
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0347      (0.0002)      0.0345       (0.0347)      1.00     4.02(b)
1991-ILA
Administration
units (c).......     1.00     0.0330           --       0.0330       (0.0330)      1.00     3.87(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET       RATIO OF   RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT      NET       INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.33%        3.24%     $102,887      0.43%        3.14%
1997-ILA
Administration
units...........      0.48         3.09        31,993      0.58         2.99
1997-ILA Service
units(c)........      0.73(b)      3.04(b)          2      0.83(b)      2.94(b)
1996-ILA units..      0.32         3.01        70,175      0.43         2.90
1996-ILA
Administration
units...........      0.47         2.88        44,319      0.58         2.77
1995-ILA units..      0.30         3.44        90,537      0.44         3.30
1995-ILA
Administration
units...........      0.45         3.28        26,724      0.59         3.14
1994-ILA units..      0.24         2.62        84,517      0.47         2.39
1994-ILA
Administration
units...........      0.39         2.47        38,970      0.62         2.24
1993-ILA units..      0.10         2.21        48,367      0.51         1.80
1993-ILA
Administration
units...........      0.25         2.05        20,306      0.66         1.64
1992-ILA units..      0.10         2.65        16,844      0.57         2.18
1992-ILA
Administration
units...........      0.25         2.53        14,641      0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      3.96(b)     11,070      0.76(b)      3.30(b)
1991-ILA
Administration
units (c).......      0.25(b)      3.90(b)     19,198      0.91(b)      3.24(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during February of 1991 and September of 1997, respectively.

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obligations and Government Portfolios.

    TAX-ADVANTAGED PORTFOLIOS: Treasury Instruments and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE AND TAX-ADVANTAGED
  PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by in-vesting exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should con-sult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities that either
(a) are rated in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. The Taxable Portfolios will not invest in a secu-rity which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may pur-chase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                           INVESTMENT POLICIES MATRIX

                                                                                SHORT-TERM
                                                                              OBLIGATIONS OF                     ASSET-BACKED &
                     US          US                                            CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT        BANK           COMMERCIAL         AND OTHER         REPURCHASE        BACKED
   PORTFOLIO     OBLIGATIONS SECURITIES    OBLIGATIONS          PAPER            ENTITIES          AGREEMENTS     SECURITIES+
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations         [_]         [_]       [_]                [_]               [_]                [_]                  [_]
                                        U.S. banks only                     U.S. entities only
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                     [_]        [_]        [_]                [_]               [_]                [_]                  [_]
                                        Over 25% of total  U.S. and         U.S. and foreign
                                        assets must be     foreign (US$)    (US$) entities
                                        invested in U.S.   commercial paper
                                        and Foreign
                                        (US$) Banks
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations         [_]                                                                           [_]
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments         [_]
-------------------------------------------------------------------------------------------------------------------------------
Government           [_]        [_]                                                                [_]
-------------------------------------------------------------------------------------------------------------------------------
Federal              [_]        [_]
                                                                                                (Does not intend
                                                                                                to invest)
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                                                                        [_]
 Diversified                                                  [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                                                                       [_]
 California                                                   [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York                                                         [_]
                                                           Tax-exempt only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
   PORTFOLIO        (US$)
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                     [_]

-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
-------------------------------------------------------------------------------------------------------------------------------
Government
-------------------------------------------------------------------------------------------------------------------------------
Federal
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.
  + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.


                                                                                          SUMMARY
                                                                                             OF
   TAXABLE              TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED     TAXATION FOR
  MUNICIPALS            MUNICIPALS                QUALITY****  COMPANIES   SECURITIES  DISTRIBUTIONS*   MISCELLANEOUS
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]          [_]
                                                   First      Up to 10% of            Taxable federal
                                                   Tier       total assets            and state**
                                                              in other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]          [_]
                                                   First      Up to 10%               Taxable federal  May invest in
                                                   Tier       of total                and state**      obligations of
                                                              assets in                                the
                                                              other                                    International
                                                              investment                               Bank for
                                                              companies                                Reconstruction
                                                                                                       and Development
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and generally
                                                              assets in               exempt from
                                                              other                   state taxation
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal  Under
                                                   Tier       of total                and generally    extraordinary
                                                              assets in               exempt from      circumstances,
                                                              other                   state taxation   may hold cash,
                                                              investment                               U.S. Government
                                                              companies                                Securities
                                                                                                       subject to
                                                                                                       state taxation
                                                                                                       or cash
                                                                                                       equivalents
----------------------------------------------------------------------------------------------------------------------
                       [_]                                       [_]          [_]
                    At least 80% of net assets     First or   Up to 10%               Tax-exempt       May (but does
                    in tax-exempt Municipal        Second     of total                federal and      not currently
                    Instruments (except in         Tier       assets in               taxable          intend to)
                    extraordinary circumstances)              other                   state***         invest up to
                                                              investment                               20% in AMT
                                                              companies                                securities and
                                                                                                       may temporarily
                                                                                                       invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]           [_]
                       [_]                         First or   Up to 10%               Tax-exempt       May (but does
                    At least 80% of net assets     Second     of total                federal and      not currently
                    in tax-exempt Municipal        Tier       assets in               California       intend to)
                    Instruments and at least 65%              other                   State            invest up to
                    of its total assets in                    investment                               20% in AMT
                    California Instruments                    companies                                securities and
                    (except in extraordinary                                                           may temporarily
                    circumstances)                                                                     invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                       [_]                                       [_]          [_]
                    At least 80% of net assets     First or   Up to 10%               Tax-exempt       May invest up
                    in tax-exempt Municipal        Second     of total                federal, New     to 20% in AMT
                    Instruments and at least 65%   Tier       assets in               York State and   securities and
                    of its total assets in New                other                   New York City    may temporarily
                    York Instruments (except in               investment                               invest in the
                    extraordinary circumstances)              companies                                taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein

   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
  ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

**** To the extent permitted by Rule 2a-7, a Portfolio holding a security sup-ported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and the Federal Portfolio may also invest in certain U.S. Government Securities the interest from which is generally exempt from state income taxa-tion. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instru-mentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial pa-per. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obliga-tions. As a result, the Portfolio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the man-ner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain eco-nomic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "For-eign Risks" below.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a for-eign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term rat-ings category by the requisite number of NRSROs. The Money Market Portfolio may not invest more than 25% of its total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive pay-ment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are in-terests in a pool of debt obligations held by a bank or other financial insti-tution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  CALIFORNIA INSTRUMENTS: California Instruments are obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Is-lands and Guam, the interest from which is excluded from gross income for fed-eral income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: New York Instruments are obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city per-sonal income tax.

  TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS: Fixed rate notes and similar debt instruments, variable and floating rate demand instruments, tax-exempt commercial paper, municipal bonds and unrated notes, paper, bonds and other instruments.

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental poli-cy, at least 65% of each of the Tax-Exempt California and Tax-Exempt New York Portfolio's total assets will be invested in California and New York Instru-ments, respectively, except in extraordinary circumstances. Each Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfolios, in Municipal Instruments that are not California or New York Instruments, respectively, when acceptable California and New York Instruments are not available or when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meet-ing the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt Cali-fornia and Tax-Exempt New York Portfolios' distributions of interest from Mu-nicipal Instruments other than California and New York Instruments, respec-tively, may be subject to California and New York state and New York city per-sonal income taxes, respectively.

  The Prime Obligations and Money Market Portfolios may also invest in Munici-pal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determina-tion. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (private activity bonds), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders under the federal alternative minimum tax. See "Tax-es" and "Distributions." The Tax-Exempt New York Portfolio will limit its in-vestments in private activity bonds to not more than 20% of its net assets un-der normal market conditions. The Tax-Exempt Diversified and Tax-Exempt Cali-fornia Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, such investments would not exceed 20% of each of the Tax-Exempt Diversified or Tax-Exempt California Portfolio's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfolios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, respectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Portfolio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Portfolios, however, do not intend to invest more than 25% of the value of their respective total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations. See "Foreign Risks" above. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local govern-ments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and polit-ical subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and edu-cation districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California gov-ernmental entities and future voter initiatives could result in adverse conse-quences affecting California Instruments. Also, the ultimate fiscal effect of federally-mandated reform of welfare programs on the State and its local gov-ernments is still to be resolved.

  These factors, among others (including the outcome of related pending liti-gation), could reduce the credit standing of certain issuers of California In-struments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Information.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. Although several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been down-graded by S&P and Moody's in recent years, the most recent actions of S&P and Moody's have been to place the debt obligations of the State on Credit Watch with positive implications and to upgrade the debt obligations of the City, respectively. Strong demand for New York Instruments has also at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices rela-tively higher, than comparably rated municipal obligations issued by other ju-risdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Instruments could result in defaults or de-clines in the market values of those issuers' existing obligations and, possi-bly, in the obligations of other issuers of New York Instruments. Although as of April 1, 1998 no issuers of New York Instruments were in default with re-spect to the payment of their municipal obligations, the occurrence of any such default could materially affect adversely the market values and market-ability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required by Rule 2a-7 or for federal income tax purposes). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may enter into repurchase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being in-come to the Portfolio, and will be unrelated to the interest rate on the pur-chased security. A Portfolio's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Ad-viser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settle-ment date. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settle-ment date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or for-ward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Portfo-lio acquiring more than 3% of the voting shares of any other investment com-pany and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total as-sets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have in-vestment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT PORTFOLIOS. Each Portfolio will com-ply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relating to maturity, diversification and credit quality. These op-erating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which are determined to be liquid pursuant to these guidelines will not be deemed to be illiquid invest-ments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as val-uation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Portfolio may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Portfolio may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                   MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Portfolio may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Portfolios' Management Agreement, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                          FISCAL YEAR ENDED
                                         CONTRACTUAL RATE DECEMBER 31, 1997
                                         ---------------- -----------------
       Prime Obligations Portfolio             .35%             .35%
       Money Market Portfolio                  .35%             .31%
       Treasury Obligations Portfolio          .35%             .35%
       Treasury Instruments Portfolio          .35%             .16%
       Government Portfolio                    .35%             .35%
       Federal Portfolio                       .35%             .21%
       Tax-Exempt Diversified Portfolio        .35%             .26%
       Tax-Exempt California Portfolio         .35%             .35%
       Tax-Exempt New York Portfolio           .35%             .27%

  The difference, if any, between the stated and actual fees paid by the Port-folios reflects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable under the Portfolios' service, admin-istration and distribution plans for certain share classes, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to .43% of the average daily net assets of the Portfolio. Such reductions or limits, if any, are calculated monthly on a cumulative ba-sis. Any such reductions or limits may be discontinued or modified only with the express approval of the Trustees.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Portfolios could be adversely affected in their ability to process securities trades, price securities, provide unitholder account serv-ices and otherwise conduct normal business operations if the computer systems used by the Adviser or other Portfolio service providers do not adequately ad-dress this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications nec-essary to prepare for the Year 2000. Currently, the Adviser does not antici-pate that the transition to the 21st Century will have any material impact on its ability to continue to service the Portfolios at current levels. In addi-tion, the Adviser has sought assurances from the Portfolios' other service providers that they are taking the steps necessary so that they do not experi-ence Year 2000 Problems, and the Adviser will continue to monitor the situa-tion. At this time, however, no assurance can be given that the actions taken by the Adviser and the Portfolios' other service providers will be sufficient to avoid any adverse effect on the Portfolios due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio (other than the Prime Obligations Portfolio). Goldman Sachs is entitled to receive a fee from the Prime Obligations Portfolio equal to each class' proportionate share of the total transfer agency costs borne by the Portfolio. These costs are equal to $12,000 per year per class and $7.50 per account, together with out-of-pocket and transaction related expenses ap-plicable to Class B and Class C Units and .04% of the average daily net assets of the other classes of the Prime Obligations Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, di-versification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain tim-ing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount, income will be taxable to unitholders as ordinary income, except for any "exempt interest dividends" paid by the Tax-Exempt Portfolios, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be tax-able as long-term capital gain regardless of how long the unitholders have held their units. Such long-term capital gain will constitute a 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Portfolios will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of any Portfolio whether received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be in-formed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions that may consti-tute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the California and New York City and State personal income tax laws, re-spectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by the Tax-Exempt Portfolios from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest divi-dends, including dividends attributable to exempt-interest dividends received by a Portfolio from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest in-curred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-interest divi-dends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities. It is expected that a Portfolio will be unable to pass such taxes through to its unitholders, who therefore are not expected to be able to include such taxes in income or be entitled to claim foreign tax credits or deductions with re-spect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption may be available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obliga-tions issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally, but not always, 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributed to each class of units and dividing by the number of units of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Portfolio re-serves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders received after the Portfolio's closing time. On days any Portfolio closes ear-ly, purchase and redemption orders received after the Portfolio's closing time will be credited to the next Business Day. In addition, each Portfolio re-serves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvest-ed. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Portfolios' performance quotations do not reflect any fees charged by an institution to its customer accounts in connec-tion with investments in the Portfolios.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of units in existence. Because each such class of units is subject to different expenses, the total return and net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of beneficial interest in separate series, without further action by unitholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes.

  When issued, units are fully paid and nonassessable. In the event of liqui-dation, unitholders of each class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to the unitholders of such class. All units are freely transferable and have no pre-emptive, subscription or conversion rights. Unitholders are entitled to one vote per unit, provided that, at the option of the Trustees, unitholders will be entitled to a number of votes based upon the net asset values represented by their units.

  As of April 3, 1998 , Bank of New York, (NCD) Hare & Co., 1 Wall Street FL 15, New York, NY 10286, owned of record 35.73% of the outstanding units of Treasury Instruments Portfolio.

  The Trust does not intend to hold annual meetings of unitholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other unitholders in connection with requiring a special meeting of unitholders. The Trustees will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

                                ADMINISTRATION

  Each Portfolio has adopted an Administration Plan with respect to the ILA Administration Units which authorizes it to compensate certain institutions for providing account administration services to their customers who are bene-ficial owners of such units (each a "Service Organization"). Each Portfolio will enter into agreements with Service Organizations which purchase ILA Ad-ministration Units on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .15% (on an annualized basis) of the average daily net as-sets of the ILA Administration Units of that Portfolio attributable to or held in the name of the Service Organization for its customers. The services pro-vided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange ILA Adminis-tration Units for its customers. In addition, GSAM, at its own expense, may pay a Service Organization compensation equal on an annual basis up to .10% of the average daily net assets of the ILA Administration Units attributable to or held of record by such Service Organization for providing certain addi-tional services to its customers. Such compensation will not represent an ad-ditional expense to a Portfolio or its unitholders, since it will be paid from the assets of GSAM.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf purchase, redemption and exchange orders placed by their cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Portfolio will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day. The order will be priced at a Portfolio's net asset value per unit next determined after such acceptance and the transmission of the order and purchase payment in immediately available funds to the Trust or its designee. The Service Organization or intermediary will be responsible for transmitting accepted orders and payments to the Trust within the period agreed upon by them. A customer should contact its Service Organization to learn whether it is authorized to accept orders for the Trust. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Portfolios or Goldman Sachs that are in addition to the payments payable by the Trust under the Administration Plan.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of ILA Administration Units in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an invest-or's return with respect to an investment in a Portfolio. The Trust, on behalf of the Portfolios, accrues payments made pursuant to a Service Agreement dai-ly. All inquiries of beneficial owners of ILA Administration Units should be directed to the owners' Service Organization.

  The Adviser, Distributor, and/or their affiliates may pay other compensa-tion, from time to time, out of their assets and not as an additional charge to the Portfolios, to selected Service Organizations and other persons in con-nection with the sale and/or servicing of ILA Administration Units of the Portfolios and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incen-tive arrangements to promote the sale of ILA Administration Units, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and edu-cational information and related support materials. This additional compensa-tion can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further information, see the Statement of Additional Informa-tion.

  For the fiscal year ended December 31, 1997, the Trust, on behalf of each Portfolio, paid Service Organizations fees at the annual rate of .15% of each Portfolio's average daily net assets attributable to ILA Administration Units.


                               PURCHASE OF UNITS

  It is expected that all direct purchasers of ILA Administration Units will be Service Organizations or their nominees, which may purchase ILA Administra-tion Units of the Portfolios through Goldman Sachs. Customers of Service Orga-nizations may invest in such units only through their Service Organizations.

  As set forth below, ILA Administration Units of the Portfolios may be pur-chased on any Business Day at the net asset value next determined after re-ceipt from the Service Organization of both the purchase order and the pur-chase amount in federal funds. (See "Administration" for a description of the limited situations where a Service Organization or other intermediary may be authorized to accept orders for the Portfolios.) Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("North-ern"), Chicago, Illinois, as subcustodian for State Street Bank and Trust Com-pany ("State Street").

  Purchases of ILA Administration Units may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. ILA Administration Units purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Units."

  Purchases of units of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer. Purchase orders are effected at the net asset value next deter-mined after receipt of the purchase order and payment in federal funds.

  ILA Administration Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Adminis-tration Units purchased as follows:

-------------------------------------------------------------------------------

         IF AN EFFECTIVE ORDER IS
                 RECEIVED                                              DIVIDENDS BEGIN
      --------------------------------                                -----------------

  (1) In the case of the Taxable and Tax-Advantaged Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Administration Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transac-tions and ILA Administration Units held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM AND SUBSEQUENT INVESTMENTS AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with respect to initial or subsequent investments in ILA Administration Units. Or-ders for the purchase of additional ILA Administration Units should be accom-panied by information identifying the account and the Portfolio in which ILA Administration Units are to be purchased. A Service Organization may impose a minimum amount for initial and subsequent investments in ILA Administration Units of the Portfolios, and may establish other requirements such as a mini-mum account balance. A Service Organization may effect redemptions of noncom-plying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for fur-ther information concerning such requirements and charges. A Service Organiza-tion may purchase ILA Administration Units in connection with sweep account programs.

                            REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of ILA Administration Units of each Portfolio, including Service Organizations who hold such units for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs to unitholders of record. Service Organizations will be respon-sible for providing similar services to their own customers who are the bene-ficial owners of such units.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (normally, but not always, as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional ILA Administration Units of the same Portfolio or, at the election of a Service Organization, in cash. The election to reinvest div-idends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Div-idends will be reinvested as of the last calendar day of each month. Cash dis-tributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may distribute at least annually other realized gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Administration Units of each Portfolio may be exchanged by Service Orga-nizations for units of the corresponding class of any Portfolio or fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Portfolio from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  Customers of Service Organizations may redeem ILA Administration Units of a Portfolio through their respective Service Organizations. The Service Organi-zations are responsible for the timely transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption requests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Units without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. (See "Administration" for a descrip-tion of the limited situations where a Service Organization or other interme-diary may be authorized to accept redemption requests for the Portfolios.) Re-demption requests by a Service Organization may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs,
Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among ac-counts with different names, addresses and social security or other taxpayer identification numbers must also be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be im-plemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption or exchange instructions received by telephone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege described below.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by the recordholder of Administra-tion Units. The payment of redemption proceeds for ILA Administration Units recently purchased by check may be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of ILA Administration Units.

------------------------------------------------------------------------------
                                         REDEMPTION
           REDEMPTION REQUEST             PROCEEDS
                RECEIVED                 ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
  (1) In the case of the Taxable and Tax-Advantaged Portfolios

      By:    3:00 p.m.-N.Y. time         Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
   After:    3:00 p.m.-N.Y. time         Wired Next          Earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

      By:    12:00 noon-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
   After:    12:00 noon-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordi-narily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the per-formance of intermediaries or the ILA Administration Unitholder's Service Or-ganization in the transfer process. If a problem with such performance arises, the ILA Administration Unitholder should deal directly with such intermediar-ies or Service Organization.

CHECK REDEMPTION PRIVILEGE

  A Service Organization may elect to have a special account with State Street for the purpose of redeeming ILA Administration Units from its account in a Portfolio by check. When State Street receives a completed signature card and authorization form, the Service Organization will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional ILA Administration Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the Service Organization by State Street.

  The check redemption privilege enables a Service Organization to receive the dividends declared on the ILA Administration Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of ILA Administration Units held in the Service Organization's account, the check will be returned unpaid, and the Service Organization may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular Service Organization or all Service Organizations in general. The Trust and State Street reserve the right at any time to suspend redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.


                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to a Portfolio in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
ILA ADMINISTRATION UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   4
An Introduction to the Portfolios..........................................  14
Investment Policies Matrix.................................................  16
Description of Securities and Investment Techniques........................  18
Investment Limitations.....................................................  25
Management.................................................................  26
Taxes......................................................................  27
Net Asset Value............................................................  29
Yield Information..........................................................  29
Organization and Units of the Portfolios...................................  30
Administration.............................................................  31
Purchase of Units..........................................................  32
Reports to Unitholders.....................................................  33
Distributions..............................................................  34
Exchanges..................................................................  34
Redemption of Units........................................................  34
Appendix................................................................... A-1



ILAPROADMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             GOLDMAN SACHS MONEY

                                 MARKET FUNDS

                     GOLDMAN SACHS--INSTITUTIONAL LIQUID

                                    ASSETS

                           ILA ADMINISTRATION UNITS


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                               ILA SERVICE UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs--Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA Service shares of beneficial interest ("ILA Service Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.
  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:
  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.
  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.
  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.
  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.
  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.
  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and, therefore, investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:
  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.
  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.
  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION............ Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Service Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1998, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional
Information and other information regarding the Trust.
-------------------------------------------------------------------------------
ILA SERVICE UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1998.

                       UNITHOLDER AND PORTFOLIO EXPENSES

                           ILA SERVICE UNITS(1)

                                                                                            TAX-        TAX-      TAX-
                         PRIME      MONEY    TREASURY    TREASURY                          EXEMPT      EXEMPT    EXEMPT
                      OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA NEW YORK
                       PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                      ----------- --------- ----------- ----------- ---------- --------- ----------- ---------- ---------
UNITHOLDER
TRANSACTION EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases..........     None       None       None        None        None      None       None        None      None
 Sales Charge
 Imposed on
 Reinvested
 Distributions......     None       None       None        None        None      None       None        None      None
 Deferred Sales Load
 Imposed on
 Redemptions........     None       None       None        None        None      None       None        None      None
 Exchange Fee.......     None       None       None        None        None      None       None        None      None
ANNUAL OPERATING
EXPENSES
 (as a percentage of
 average daily net
 assets)
 Management Fees....     0.35%      0.35%      0.35%       0.35%       0.35%     0.35%      0.35%       0.35%     0.35%
 Other Expenses
 Service Fees.......     0.40%      0.40%      0.40%       0.40%       0.40%     0.40%      0.40%       0.40%     0.40%
 Other Expenses.....     0.08%      0.07%      0.07%       0.07%       0.07%     0.06%      0.06%       0.07%     0.08%
                         ----       ----       ----        ----        ----      ----       ----        ----      ----
TOTAL OPERATING
EXPENSES (2)(3).....     0.83%      0.82%      0.82%       0.82%       0.82%     0.81%      0.81%       0.82%     0.83%
                         ====       ====       ====        ====        ====      ====       ====        ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................   $8     $26     $46     $103
     Money Market Portfolio.....................   $8     $26     $46     $101
     Treasury Obligations Portfolio.............   $8     $26     $46     $101
     Treasury Instruments Portfolio.............   $8     $26     $46     $101
     Government Portfolio.......................   $8     $26     $46     $101
     Federal Portfolio..........................   $8     $26     $45     $100
     Tax-Exempt Diversified Portfolio...........   $8     $26     $45     $100
     Tax-Exempt California Portfolio............   $8     $26     $46     $101
     Tax-Exempt New York Portfolio..............   $8     $26     $46     $103

----
(1) Based on estimated amounts for the current fiscal year.

(2) The Adviser has voluntarily agreed to reduce or limit the Total Operating Expenses of each Portfolio (excluding fees payable to Service Organiza-tions, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.43% of the average daily net assets of a Portfolio.

(3) For the fiscal year ended December 31, 1997, the Adviser waived and reim-bursed certain fees and expenses such that "Management Fees," "Other Expenses" and "Total Operating Expenses" actually incurred by the Portfolios were as follows:

                                             MANAGEMENT  OTHER   TOTAL OPERATING
                                                FEES    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
   Prime Obligations Portfolio..............   0.35%     0.07%        0.82%
   Money Market Portfolio...................   0.31%     0.06%        0.77%
   Treasury Obligations Portfolio...........   0.35%     0.07%        0.82%
   Treasury Instruments Portfolio...........   0.16%     0.06%        0.62%
   Government Portfolio.....................   0.35%     0.07%        0.82%
   Federal Portfolio........................   0.21%     0.06%        0.67%
   Tax-Exempt Diversified Portfolio.........   0.26%     0.06%        0.72%
   Tax-Exempt California Portfolio..........   0.35%     0.07%        0.82%
   Tax-Exempt New York Portfolio............   0.27%     0.06%        0.73%

  Without such limitations, "Management Fees," "Other Expenses" and "Total Op-erating Expenses" of these Portfolios would have been as follows:

                                             MANAGEMENT  OTHER   TOTAL OPERATING
                                                FEES    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
   Prime Obligations Portfolio..............   0.35%     0.08%        0.83%
   Money Market Portfolio...................   0.35%     0.07%        0.82%
   Treasury Obligations Portfolio...........   0.35%     0.07%        0.82%
   Treasury Instruments Portfolio...........   0.35%     0.07%        0.82%
   Government Portfolio.....................   0.35%     0.07%        0.82%
   Federal Portfolio........................   0.35%     0.06%        0.81%
   Tax-Exempt Diversified Portfolio.........   0.35%     0.06%        0.81%
   Tax-Exempt California Portfolio..........   0.35%     0.07%        0.82%
   Tax-Exempt New York Portfolio............   0.35%     0.08%        0.83%

  The information set forth in the foregoing table and hypothetical example relates only to ILA Service Units of the Portfolios. The Portfolios also offer ILA Units and ILA Administration Units (all Portfolios), ILA Class B Units and ILA Class C Units (Prime Obligations only) and ILA Cash Management Shares (all Portfolios except Treasury Obligations, Treasury Instruments and Federal). The other classes of the Portfolios are subject to different fees and expenses (which affect performance) and are entitled to different services. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of ILA Service Units in connection with their customers' accounts. See "Additional Services" in this Prospectus and the Statement of Additional Information. Such fees, if any, may affect the return such custom-ers realize with respect to their investments.

  Certain Service Organizations may also receive other compensation in connec-tion with the sale and distribution of Service Units or for services to their customers' accounts and/or the Portfolios. For additional information regard-ing such compensation, see "Additional Services" in this Prospectus and the Statement of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear di-rectly or indirectly. The information on fees and expenses included in the ta-ble and the hypothetical example above are based on each Portfolio's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                              FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, indepen-dent public accountants, whose report appears in the annual report to unitholders of the Portfolios for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the fi-nancial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                   NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
             -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0524          --      $0.0524      $(0.0524)     $1.00     5.38%
1997-ILA
Administration
units...........     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1997-ILA Service
units...........     1.00     0.0485          --       0.0485       (0.0485)      1.00     4.96
1997-ILA B
units...........     1.00     0.0433          --       0.0433       (0.0433)      1.00     4.33
1997-ILA C
units(b)........     1.00     0.0365          --       0.0365       (0.0365)      1.00     4.41(d)
1996-ILA units..     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497       (0.0497)      1.00     5.06
1996-ILA Service
units...........     1.00     0.0474          --       0.0474       (0.0474)      1.00     4.80
1996-ILA B
units(b)........     1.00     0.0262          --       0.0262       (0.0262)      1.00     3.97(d)
1995-ILA units..     1.00     0.0566          --       0.0566       (0.0566)      1.00     5.79
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551       (0.0551)      1.00     5.63
1995-ILA Service
units...........     1.00     0.0522          --       0.0522       (0.0522)      1.00     5.37
1994-ILA units..     1.00     0.0394          --       0.0394       (0.0394)      1.00     4.07
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379       (0.0379)      1.00     3.91
1994-ILA Service
units...........     1.00     0.0365          --       0.0365       (0.0365)      1.00     3.66
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00     2.97
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00     2.82
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00     2.56
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00     3.75
1992-ILA
Administration
units...........     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00     3.60
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00     3.34
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00     6.10
1991-ILA
Administration
units...........     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00     5.94
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00     5.68
1990-ILA units..     1.00     0.0793          --       0.0793       (0.0793)      1.00     8.21
1990-ILA
Administration
units(c)........     1.00     0.0438          --       0.0438       (0.0438)      1.00     7.81(d)
1990-ILA Service
units(c)........     1.00     0.0425          --       0.0425       (0.0425)      1.00     7.56(d)
1989-ILA units..     1.00     0.0890          --       0.0890       (0.0890)      1.00     9.27
1988-ILA units..     1.00     0.0714          --       0.0714       (0.0714)      1.00     7.48
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
             -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.24%    $ 866,445      0.43%        5.23%
1997-ILA
Administration
units...........      0.57         5.11        28,110      0.58         5.10
1997-ILA Service
units...........      0.82         4.85        78,316      0.83         4.84
1997-ILA B
units...........      1.42         4.33         1,574      1.43         4.32
1997-ILA C
units(b)........      1.42(d)      4.39(d)      1,897      1.43(d)      4.38(d)
1996-ILA units..      0.41         5.11     1,154,787      0.43         5.09
1996-ILA
Administration
units...........      0.56         4.97        23,738      0.58         4.95
1996-ILA Service
units...........      0.81         4.74        84,707      0.83         4.72
1996-ILA B
units(b)........      1.41(d)      4.09(d)        346      1.43(d)      4.07(d)
1995-ILA units..      0.41         5.66     1,261,251      0.43         5.64
1995-ILA
Administration
units...........      0.56         5.51        63,018      0.58         5.49
1995-ILA Service
units...........      0.81         5.22       227,233      0.83         5.20
1994-ILA units..      0.40         3.94     1,963,846      0.42         3.92
1994-ILA
Administration
units...........      0.55         3.79       149,234      0.57         3.77
1994-ILA Service
units...........      0.80         3.65       170,453      0.82         3.63
1993-ILA units..      0.40         2.91     2,332,771      0.42         2.89
1993-ILA
Administration
units...........      0.55         2.75       189,431      0.57         2.73
1993-ILA Service
units...........      0.80         2.50       137,804      0.82         2.48
1992-ILA units..      0.40         3.64     3,444,591      0.42         3.62
1992-ILA
Administration
units...........      0.55         3.39       257,321      0.57         3.37
1992-ILA Service
units...........      0.80         3.11        22,044      0.82         3.09
1991-ILA units..      0.40         5.91     3,531,736      0.42         5.89
1991-ILA
Administration
units...........      0.55         5.68       198,417      0.57         5.66
1991-ILA Service
units...........      0.80         5.58        18,789      0.82         5.56
1990-ILA units..      0.38         7.93     2,833,541      0.38         7.93
1990-ILA
Administration
units(c)........      0.55(d)      7.62(d)    209,272      0.55(d)      7.62(d)
1990-ILA Service
units(c)........      0.80(d)      7.25(d)     19,039      0.80(d)      7.25(d)
1989-ILA units..      0.40         8.90     3,761,964      0.40         8.90
1988-ILA units..      0.40         7.14     3,799,628      0.40         7.14

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) ILA Class B and C unit activity commenced during May of 1996 and August of 1997, respectively.
(c) ILA Administration and Service unit activity commenced during June of 1990.
(d) Annualized.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0531          --      $0.0531     $(0.0531)     $1.00     5.43%
1997-ILA
Administration
units...........     1.00     0.0515          --       0.0515      (0.0515)      1.00     5.28
1997-ILA Service
units...........     1.00     0.0490          --       0.0490      (0.0490)      1.00     5.01
1996-ILA units..     1.00     0.0515      0.0001       0.0516      (0.0516)      1.00     5.27
1996-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0501)      1.00     5.12
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476      (0.0476)      1.00     4.86
1995-ILA units..     1.00     0.0571          --       0.0571      (0.0571)      1.00     5.85
1995-ILA
Administration
units...........     1.00     0.0555          --       0.0555      (0.0555)      1.00     5.69
1995-ILA Service
units...........     1.00     0.0529          --       0.0529      (0.0529)      1.00     5.43
1994-ILA units..     1.00     0.0401          --       0.0401      (0.0401)      1.00     4.13
1994-ILA
Administration
units...........     1.00     0.0388          --       0.0388      (0.0388)      1.00     3.98
1994-ILA Service
units...........     1.00     0.0364          --       0.0364      (0.0364)      1.00     3.72
1993-ILA units..     1.00     0.0296      0.0003       0.0299      (0.0299)      1.00     3.03
1993-ILA
Administration
units...........     1.00     0.0281      0.0003       0.0284      (0.0284)      1.00     2.88
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259      (0.0259)      1.00     2.62
1992-ILA units..     1.00     0.0368      0.0004       0.0372      (0.0372)      1.00     3.76
1992-ILA
Administration
units...........     1.00     0.0356      0.0004       0.0360      (0.0360)      1.00     3.61
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364      (0.0364)      1.00     3.35
1991-ILA units..     1.00     0.0591      0.0004       0.0595      (0.0595)      1.00     6.12
1991-ILA
Administration
units...........     1.00     0.0574      0.0004       0.0578      (0.0578)      1.00     5.96
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551      (0.0551)      1.00     5.70
1990-ILA units..     1.00     0.0793      0.0001       0.0794      (0.0794)      1.00     8.24
1990-ILA
Administration
units(c)........     1.00     0.0424      0.0001       0.0425      (0.0425)      1.00     7.86(b)
1990-ILA Service
units(c)........     1.00     0.0438          --       0.0438      (0.0438)      1.00     7.61(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886      (0.0886)      1.00     9.31
1988-ILA units..     1.00     0.0751          --       0.0751      (0.0751)      1.00     7.66
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..     1.00     0.0063          --       0.0063      (0.0063)      1.00     7.38(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                                                                    RATIO OF NET
                               RATIO OF NET    NET                   INVESTMENT
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INCOME TO
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO   AVERAGE
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET      NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.37%        5.31%    $  806,096     0.42%        5.26%
1997-ILA
Administration
units...........      0.52         5.15        307,480     0.57         5.10
1997-ILA Service
units...........      0.77         4.90         20,517     0.82         4.85
1996-ILA units..      0.36         5.15        703,097     0.43         5.08
1996-ILA
Administration
units...........      0.51         5.00        257,258     0.58         4.93
1996-ILA Service
units...........      0.76         4.75         28,845     0.83         4.68
1995-ILA units..      0.36         5.71        574,155     0.42         5.65
1995-ILA
Administration
units...........      0.51         5.55        164,422     0.57         5.49
1995-ILA Service
units...........      0.76         5.29         23,080     0.82         5.23
1994-ILA units..      0.35         4.01        559,470     0.43         3.93
1994-ILA
Administration
units...........      0.50         3.88        145,867     0.58         3.80
1994-ILA Service
units...........      0.75         3.61         21,862     0.83         3.53
1993-ILA units..      0.35         2.96        699,604     0.43         2.88
1993-ILA
Administration
units...........      0.50         2.81        150,452     0.58         2.73
1993-ILA Service
units...........      0.75         2.57         11,166     0.83         2.49
1992-ILA units..      0.35         3.68        884,571     0.43         3.60
1992-ILA
Administration
units...........      0.50         3.56        187,445     0.58         3.48
1992-ILA Service
units...........      0.75         3.58         15,114     0.83         3.50
1991-ILA units..      0.35         5.91      1,153,191     0.42         5.84
1991-ILA
Administration
units...........      0.50         5.74        210,330     0.57         5.67
1991-ILA Service
units...........      0.75         5.47         56,586     0.82         5.40
1990-ILA units..      0.35         7.93        924,141     0.40         7.88
1990-ILA
Administration
units(c)........      0.50(b)      7.63(b)     204,477     0.55(b)      7.58(b)
1990-ILA Service
units(c)........      0.75(b)      7.46(b)      38,128     0.80(b)      7.41(b)
1989-ILA units..      0.35         8.85      1,295,389     0.40         8.80
1988-ILA units..      0.27         7.51        701,105     0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..      0.15(b)      7.62(b)     183,633     0.40(b)      7.37(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0514     $0.0001      $0.0515     $(0.0513)     $1.00     5.26%
1997-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0508)      1.00     5.10
1997-ILA Service
units...........     1.00     0.0474      0.0001       0.0475      (0.0478)      1.00     4.84
1996-ILA units..     1.00     0.0498      0.0002       0.0500      (0.0500)      1.00     5.11
1996-ILA
Administration
units...........     1.00     0.0483      0.0003       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460      (0.0460)      1.00     4.69
1995-ILA units..     1.00     0.0551      0.0007       0.0558      (0.0558)      1.00     5.73
1995-ILA
Administration
units...........     1.00     0.0537      0.0007       0.0544      (0.0544)      1.00     5.57
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518      (0.0518)      1.00     5.31
1994-ILA units..     1.00     0.0377          --       0.0377      (0.0377)      1.00     3.91
1994-ILA
Administration
units...........     1.00     0.0368          --       0.0368      (0.0368)      1.00     3.75
1994-ILA Service
units...........     1.00     0.0340          --       0.0340      (0.0340)      1.00     3.49
1993-ILA units..     1.00     0.0279      0.0006       0.0285      (0.0286)      1.00     2.89
1993-ILA
Administration
units...........     1.00     0.0264      0.0006       0.0270      (0.0270)      1.00     2.74
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245      (0.0246)      1.00     2.48
1992-ILA units..     1.00     0.0339      0.0025       0.0364      (0.0362)      1.00     3.65
1992-ILA
Administration
units...........     1.00     0.0320      0.0023       0.0343      (0.0343)      1.00     3.49
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318      (0.0318)      1.00     3.23
1991-ILA units..     1.00     0.0557      0.0018       0.0575      (0.0575)      1.00     5.90
1991-ILA
Administration
units...........     1.00     0.0540      0.0018       0.0558      (0.0558)      1.00     5.74
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533      (0.0533)      1.00     5.48
1990-ILA units..     1.00     0.0772      0.0002       0.0774      (0.0774)      1.00     8.05
1990-ILA
Administration
units(c)........     1.00     0.0413      0.0002       0.0415      (0.0415)      1.00     7.67(b)
1990-ILA Service
units(c)........     1.00     0.0417      0.0003       0.0420      (0.0421)      1.00     7.42(b)
1989-ILA units..     1.00     0.0864      0.0005       0.0869      (0.0869)      1.00     9.06
1988-ILA units..     1.00     0.0704      0.0004       0.0708      (0.0708)      1.00     7.30
1987-ILA units..     1.00     0.0617      0.0002       0.0619      (0.0619)      1.00     6.32
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.12%    $ 590,381      0.42%        5.12%
1997-ILA
Administration
units...........      0.57         4.99       124,159      0.57         4.99
1997-ILA Service
units...........      0.82         4.73       104,133      0.82         4.73
1996-ILA units..      0.41         4.98       574,734      0.43         4.96
1996-ILA
Administration
units...........      0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      0.81         4.59       123,483      0.83         4.57
1995-ILA units..      0.41         5.51       711,209      0.43         5.49
1995-ILA
Administration
units...........      0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      0.81         5.11       119,692      0.83         5.09
1994-ILA units..      0.40         3.77       713,816      0.44         3.73
1994-ILA
Administration
units...........      0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      0.80         3.40       108,972      0.84         3.35
1993-ILA units..      0.40         2.79       969,565      0.43         2.76
1993-ILA
Administration
units...........      0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      0.80         2.39       185,506      0.83         2.36
1992-ILA units..      0.40         3.39     1,328,036      0.43         3.36
1992-ILA
Administration
units...........      0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........      0.80         2.94       183,208      0.83         2.91
1991-ILA units..      0.40         5.57     1,709,321      0.43         5.54
1991-ILA
Administration
units...........      0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........      0.80         5.15       154,419      0.83         5.12
1990-ILA units..      0.39         7.72     1,816,991      0.39         7.72
1990-ILA
Administration
units(c)........      0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units(c)........      0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..      0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..      0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..      0.40         6.17     1,693,767      0.40         6.17

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990, respectively.

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
             ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0502     $0.0001      $0.0503     $(0.0503)     $1.00     5.17%
1997-ILA
Administration
units...........     1.00     0.0488      0.0001       0.0489      (0.0489)      1.00     5.01
1997-ILA Service
units...........     1.00     0.0463      0.0001       0.0464      (0.0464)      1.00     4.75
1996-ILA units..     1.00     0.0496      0.0004       0.0500      (0.0500)      1.00     5.10
1996-ILA
Administration
units...........     1.00     0.0482      0.0004       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460      (0.0460)      1.00     4.68
1995-ILA units..     1.00     0.0550      0.0006       0.0556      (0.0556)      1.00     5.70
1995-ILA
Administration
units...........     1.00     0.0534      0.0007       0.0541      (0.0540)      1.00     5.54
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505      (0.0505)      1.00     5.28
1994-ILA units..     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     4.01
1994-ILA
Administration
units...........     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     3.85
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372      (0.0372)      1.00     3.59
1993-ILA units..     1.00     0.0288      0.0006       0.0294      (0.0294)      1.00     2.98
1993-ILA
Administration
units...........     1.00     0.0273      0.0006       0.0279      (0.0279)      1.00     2.83
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254      (0.0254)      1.00     2.57
1992-ILA units..     1.00     0.0338      0.0012       0.0350      (0.0350)      1.00     3.54
1992-ILA
Administration
units...........     1.00     0.0326      0.0012       0.0338      (0.0338)      1.00     3.38
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286      (0.0286)      1.00     3.13
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0486      0.0013       0.0499      (0.0499)      1.00     5.75(b)
1991-ILA
Administration
units (c).......     1.00     0.0210      0.0010       0.0220      (0.0220)      1.00     5.21(b)
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482      (0.0482)      1.00     5.33(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
             ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.22%        5.02%     $330,241      0.42%        4.82%
1997-ILA
Administration
units...........      0.37         4.88        98,667      0.57         4.68
1997-ILA Service
units...........      0.62         4.63       295,404      0.82         4.43
1996-ILA units..      0.21         4.96       708,999      0.43         4.74
1996-ILA
Administration
units...........      0.36         4.82       137,706      0.58         4.60
1996-ILA Service
units...........      0.61         4.56       383,901      0.83         4.34
1995-ILA units..      0.21         5.50       586,294      0.44         5.27
1995-ILA
Administration
units...........      0.36         5.34        68,713      0.59         5.11
1995-ILA Service
units...........      0.61         5.00       123,254      0.84         4.77
1994-ILA units..      0.20         3.96       547,351      0.43         3.73
1994-ILA
Administration
units...........      0.35         3.97        64,388      0.58         3.74
1994-ILA Service
units...........      0.60         3.72        74,451      0.83         3.49
1993-ILA units..      0.20         2.88       456,411      0.44         2.64
1993-ILA
Administration
units...........      0.35         2.73        26,553      0.59         2.49
1993-ILA Service
units...........      0.60         2.48        34,014      0.84         2.24
1992-ILA units..      0.18         3.38       422,506      0.45         3.11
1992-ILA
Administration
units...........      0.33         3.26         6,915      0.60         2.99
1992-ILA Service
units...........      0.58         2.75        29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      5.28(b)    424,436      0.45(b)      4.93(b)
1991-ILA
Administration
units (c).......      0.25(b)      4.77(b)     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......      0.50(b)      5.13(b)      9,430      0.85(b)      4.78(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during July and January of 1991, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                           NET
                  NET ASSET              REALIZED      TOTAL                   NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0516          --      $0.0516      $(0.0516)     $1.00     5.31%
1997-ILA
Administration
units...........     1.00     0.0499          --       0.0499       (0.0498)      1.00     5.15
1997-ILA Service
units...........     1.00     0.0478          --       0.0478       (0.0478)      1.00     4.89
1996-ILA units..     1.00     0.0504      0.0001       0.0505       (0.0504)      1.00     5.15
1996-ILA
Administration
units...........     1.00     0.0489      0.0001       0.0490       (0.0489)      1.00     4.99
1996-ILA Service
units...........     1.00     0.0463      0.0001       0.0464       (0.0463)      1.00     4.73
1995-ILA units..     1.00     0.0562      0.0002       0.0564       (0.0564)      1.00     5.77
1995-ILA
Administration
units...........     1.00     0.0549      0.0002       0.0551       (0.0551)      1.00     5.62
1995-ILA Service
units...........     1.00     0.0519      0.0002       0.0521       (0.0521)      1.00     5.35
1994-ILA units..     1.00     0.0378      0.0002       0.0380       (0.0380)      1.00     3.94
1994-ILA
Administration
units...........     1.00     0.0362      0.0002       0.0364       (0.0364)      1.00     3.79
1994-ILA Service
units...........     1.00     0.0350      0.0002       0.0352       (0.0352)      1.00     3.53
1993-ILA units..     1.00     0.0282      0.0008       0.0290       (0.0291)      1.00     2.94
1993-ILA
Administration
units...........     1.00     0.0267      0.0008       0.0275       (0.0276)      1.00     2.79
1993-ILA Service
units...........     1.00     0.0242      0.0006       0.0248       (0.0250)      1.00     2.53
1992-ILA units..     1.00     0.0338      0.0027       0.0365       (0.0364)      1.00     3.70
1992-ILA
Administration
units...........     1.00     0.0325      0.0027       0.0352       (0.0351)      1.00     3.55
1992-ILA Service
units...........     1.00     0.0309      0.0030       0.0339       (0.0336)      1.00     3.29
1991-ILA units..     1.00     0.0567      0.0011       0.0578       (0.0578)      1.00     5.91
1991-ILA
Administration
units...........     1.00     0.0545      0.0011       0.0556       (0.0556)      1.00     5.75
1991-ILA Service
units...........     1.00     0.0522      0.0011       0.0533       (0.0533)      1.00     5.49
1990-ILA units..     1.00     0.0779      0.0003       0.0782       (0.0782)      1.00     8.11
1990-ILA
Administration
units(c)........     1.00     0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)
1990-ILA Service
units(c)........     1.00     0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)
1989-ILA units..     1.00     0.0877      0.0001       0.0878       (0.0878)      1.00     9.15
1988-ILA units..     1.00     0.0716      0.0002       0.0718       (0.0718)      1.00     7.42
1987-ILA units..     1.00     0.0622      0.0001       0.0623       (0.0624)      1.00     6.43
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.16%      $460,457     0.42%        5.16%
1997-ILA
Administration
units...........      0.57         4.98         10,192     0.57         4.98
1997-ILA Service
units...........      0.82         4.78         83,799     0.82         4.78
1996-ILA units..      0.41         5.04        694,651     0.44         5.01
1996-ILA
Administration
units...........      0.56         4.89         36,055     0.59         4.86
1996-ILA Service
units...........      0.81         4.63         94,228     0.84         4.60
1995-ILA units..      0.41         5.62        570,469     0.43         5.60
1995-ILA
Administration
units...........      0.56         5.49         47,558     0.58         5.47
1995-ILA Service
units...........      0.81         5.19         85,401     0.83         5.17
1994-ILA units..      0.40         3.78        881,520     0.44         3.74
1994-ILA
Administration
units...........      0.55         3.62         95,483     0.59         3.58
1994-ILA Service
units...........      0.80         3.50        156,930     0.84         3.46
1993-ILA units..      0.40         2.82      1,315,378     0.43         2.79
1993-ILA
Administration
units...........      0.55         2.67        161,845     0.58         2.64
1993-ILA Service
units...........      0.80         2.42        101,272     0.83         2.39
1992-ILA units..      0.40         3.38      1,785,472     0.42         3.36
1992-ILA
Administration
units...........      0.55         3.25        461,542     0.57         3.23
1992-ILA Service
units...........      0.80         3.09         56,389     0.82         3.07
1991-ILA units..      0.40         5.67      2,103,627     0.43         5.64
1991-ILA
Administration
units...........      0.55         5.45        464,060     0.58         5.42
1991-ILA Service
units...........      0.80         5.22        200,176     0.83         5.19
1990-ILA units..      0.39         7.79      2,203,756     0.39         7.79
1990-ILA
Administration
units(c)........      0.55(b)      7.49(b)     296,313     0.55(b)      7.49(b)
1990-ILA Service
units(c)........      0.80(b)      7.15(b)     132,888     0.80(b)      7.15(b)
1989-ILA units..      0.40         8.77      2,268,330     0.40         8.77
1988-ILA units..      0.40         7.16      2,197,796     0.40         7.16
1987-ILA units..      0.40         6.22      2,243,870     0.40         6.22

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS   UNITHOLDERS  OF PERIOD RETURN(A)
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0526        --        $0.0526     $(0.0526)     $1.00     5.40%
1997-ILA
Administration
units...........     1.00     0.0511        --         0.0511      (0.0511)      1.00     5.24
1997-ILA Service
units...........     1.00     0.0483        --         0.0483      (0.0483)      1.00     4.98
1996-ILA units..     1.00     0.0513        --         0.0513      (0.0513)      1.00     5.24
1996-ILA
Administration
units...........     1.00     0.0498        --         0.0498      (0.0498)      1.00     5.09
1996-ILA Service
units...........     1.00     0.0473        --         0.0473      (0.0473)      1.00     4.83
1995-ILA units..     1.00     0.0569        --         0.0569      (0.0569)      1.00     5.83
1995-ILA
Administration
units...........     1.00     0.0550        --         0.0550      (0.0550)      1.00     5.67
1995-ILA Service
units...........     1.00     0.0522        --         0.0522      (0.0522)      1.00     5.41
1994-ILA units..     1.00     0.0407        --         0.0407      (0.0407)      1.00     4.11
1994-ILA
Administration
units...........     1.00     0.0388        --         0.0388      (0.0388)      1.00     3.95
1994-ILA Service
units...........     1.00     0.0392        --         0.0392      (0.0392)      1.00     3.69
1993-ILA units..     1.00     0.0296        --         0.0296      (0.0296)      1.00     3.00
1993-ILA
Administration
units...........     1.00     0.0281        --         0.0281      (0.0281)      1.00     2.84
1993-ILA Service
units (c).......     1.00     0.0157        --         0.0157      (0.0157)      1.00     2.56(b)
1992-ILA units..     1.00     0.0358        --         0.0358      (0.0358)      1.00     3.61
1992-ILA
Administration
units...........     1.00     0.0340        --         0.0340      (0.0340)      1.00     3.46
1991-ILA units..     1.00     0.0576        --         0.0576      (0.0576)      1.00     5.94
1991-ILA
Administration
units...........     1.00     0.0542        --         0.0542      (0.0542)      1.00     5.78
1991-ILA Service
units (c).......     1.00     0.0196        --         0.0196      (0.0196)      1.00     5.55(b)
1990-ILA units..     1.00     0.0772        --         0.0772      (0.0772)      1.00     8.06
1990-ILA
Administration
units (d).......     1.00     0.0205        --         0.0205      (0.0205)      1.00     7.39(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..     1.00     0.0516        --         0.0516      (0.0516)      1.00     7.62(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.27%        5.26%    $2,050,559     0.41%        5.12%
1997-ILA
Administration
units...........      0.42         5.11        530,001     0.56         4.97
1997-ILA Service
units...........      0.67         4.83         34,540     0.81         4.69
1996-ILA units..      0.26         5.13      2,303,677     0.43         4.96
1996-ILA
Administration
units...........      0.41         4.98        794,537     0.58         4.81
1996-ILA Service
units...........      0.66         4.73        192,416     0.83         4.56
1995-ILA units..      0.26         5.69      1,731,935     0.42         5.53
1995-ILA
Administration
units...........      0.41         5.50        516,917     0.57         5.34
1995-ILA Service
units...........      0.66         5.22        102,576     0.82         5.06
1994-ILA units..      0.25         4.07      1,625,567     0.42         3.90
1994-ILA
Administration
units...........      0.40         3.88        329,896     0.57         3.71
1994-ILA Service
units...........      0.65         3.92         15,539     0.82         3.75
1993-ILA units..      0.25         2.96      1,430,292     0.42         2.79
1993-ILA
Administration
units...........      0.40         2.81        362,401     0.57         2.64
1993-ILA Service
units (c).......      0.65(b)      2.54(b)       1,425     0.82(b)      2.37(b)
1992-ILA units..      0.25         3.58      1,600,989     0.42         3.41
1992-ILA
Administration
units...........      0.40         3.40        312,792     0.57         3.23
1991-ILA units..      0.25         5.76      1,656,232     0.42         5.59
1991-ILA
Administration
units...........      0.40         5.42        291,810     0.57         5.25
1991-ILA Service
units (c).......      0.65(b)      5.56(b)          --     0.82(b)      5.39(b)
1990-ILA units..      0.25         7.72      1,368,765     0.40         7.57
1990-ILA
Administration
units (d).......      0.40(b)      7.25(b)      90,748     0.55(b)      7.10(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..      0.19(b)      8.41(b)     455,230     0.40(b)      8.20(b)

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.

(b) Annualized.

(c) ILA Service unit activity commenced during April of 1991; no Service units were outstanding during the period from August 7, 1991 through May 15, 1993.

(d) ILA Administration unit activity commenced during September of 1990.

GOLDMAN SACHS TRUST--INSTITUTIONAL LIQUID ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
          -----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0333           --      $0.0333      $(0.0333)     $1.00     3.39%
1997-ILA
Administration
units...........     1.00     0.0316           --       0.0316       (0.0316)      1.00     3.23
1997-ILA Service
units...........     1.00     0.0297           --       0.0297       (0.0297)      1.00     2.97
1996-ILA units..     1.00     0.0320           --       0.0320       (0.0320)      1.00     3.25
1996-ILA
Administration
units...........     1.00     0.0306           --       0.0306       (0.0306)      1.00     3.09
1996-ILA Service
units...........     1.00     0.0279           --       0.0279       (0.0279)      1.00     2.84
1995-ILA units..     1.00     0.0365           --       0.0365       (0.0365)      1.00     3.72
1995-ILA
Administration
units...........     1.00     0.0351           --       0.0351       (0.0352)      1.00     3.57
1995-ILA Service
units...........     1.00     0.0324           --       0.0324       (0.0325)      1.00     3.31
1994-ILA units..     1.00     0.0264           --       0.0264       (0.0264)      1.00     2.71
1994-ILA
Administration
units...........     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.55
1994-ILA Service
units...........     1.00     0.0220           --       0.0220       (0.0220)      1.00     2.30
1993-ILA units..     1.00     0.0222           --       0.0222       (0.0222)      1.00     2.25
1993-ILA
Administration
units...........     1.00     0.0207           --       0.0207       (0.0207)      1.00     2.09
1993-ILA Service
units...........     1.00     0.0183           --       0.0183       (0.0183)      1.00     1.84
1992-ILA units..     1.00     0.0277           --       0.0277       (0.0277)      1.00     2.82
1992-ILA
Administration
units...........     1.00     0.0266           --       0.0266       (0.0266)      1.00     2.67
1992-ILA Service
units...........     1.00     0.0243           --       0.0243       (0.0243)      1.00     2.41
1991-ILA units..     1.00     0.0424           --       0.0424       (0.0424)      1.00     4.33
1991-ILA
Administration
units...........     1.00     0.0406           --       0.0406       (0.0406)      1.00     4.17
1991-ILA Service
units...........     1.00     0.0386           --       0.0386       (0.0386)      1.00     3.91
1990-ILA units..     1.00     0.0550      (0.0001)      0.0549       (0.0549)      1.00     5.64
1990-ILA
Administration
units (c).......     1.00     0.0301           --       0.0301       (0.0300)      1.00     5.43(b)
1990-ILA Service
units (c).......     1.00     0.0259           --       0.0259       (0.0259)      1.00     5.17(b)
1989-ILA units..     1.00     0.0591      (0.0001)      0.0590       (0.0590)      1.00     6.07
1988-ILA units..     1.00     0.0487       0.0003       0.0490       (0.0490)      1.00     5.03
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
          -----------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.32%        3.33%    $1,479,486     0.41%        3.24%
1997-ILA
Administration
units...........      0.47         3.16         27,967     0.56         3.07
1997-ILA Service
units...........      0.72         2.97         30,513     0.81         2.88
1996-ILA units..      0.31         3.20      1,514,443     0.41         3.10
1996-ILA
Administration
units...........      0.46         3.06         59,097     0.56         2.96
1996-ILA Service
units...........      0.71         2.79         28,921     0.81         2.69
1995-ILA units..      0.31         3.65      1,342,585     0.42         3.54
1995-ILA
Administration
units...........      0.46         3.51         48,773     0.57         3.40
1995-ILA Service
units...........      0.71         3.24         49,647     0.82         3.13
1994-ILA units..      0.30         2.64      1,434,965     0.41         2.53
1994-ILA
Administration
units...........      0.45         2.50         97,778     0.56         2.39
1994-ILA Service
units...........      0.70         2.20         36,492     0.81         2.09
1993-ILA units..      0.30         2.22      1,769,477     0.41         2.11
1993-ILA
Administration
units...........      0.45         2.08         99,896     0.56         1.97
1993-ILA Service
units...........      0.70         1.83         45,172     0.81         1.72
1992-ILA units..      0.30         2.77      1,333,925     0.42         2.65
1992-ILA
Administration
units...........      0.45         2.66         50,225     0.57         2.54
1992-ILA Service
units...........      0.70         2.43         29,534     0.82         2.31
1991-ILA units..      0.32         4.24      1,044,986     0.42         4.14
1991-ILA
Administration
units...........      0.47         4.06         37,567     0.57         3.96
1991-ILA Service
units...........      0.72         3.86         52,399     0.82         3.76
1990-ILA units..      0.40         5.50        603,895     0.40         5.50
1990-ILA
Administration
units (c).......      0.55(b)      5.40(b)      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      0.80(b)      5.16(b)      56,810     0.80(b)      5.16(b)
1989-ILA units..      0.40         5.91        688,556     0.40         5.91
1988-ILA units..      0.40         4.87        907,782     0.40         4.87

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0310           --      $0.0310      $(0.0310)     $1.00     3.15%
1997-ILA
Administration
units...........     1.00     0.0298           --       0.0298       (0.0301)      1.00     3.00
1997-ILA Service
units (d).......     1.00     0.0085           --       0.0085       (0.0080)      1.00     2.87(b)
1996-ILA units..     1.00     0.0299           --       0.0299       (0.0299)      1.00     3.03
1996-ILA
Administration
units...........     1.00     0.0284           --       0.0284       (0.0284)      1.00     2.88
1995-ILA units..     1.00     0.0349           --       0.0349       (0.0350)      1.00     3.55
1995-ILA
Administration
units...........     1.00     0.0332           --       0.0332       (0.0332)      1.00     3.40
1994-ILA units..     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.53
1994-ILA
Administration
units...........     1.00     0.0233           --       0.0233       (0.0233)      1.00     2.37
1993-ILA units..     1.00     0.0206           --       0.0206       (0.0206)      1.00     2.09
1993-ILA
Administration
units...........     1.00     0.0191           --       0.0191       (0.0191)      1.00     1.93
1993-ILA Service
units...........     1.00     0.0166           --       0.0166       (0.0166)      1.00     1.68
1992-ILA units..     1.00     0.0256      (0.0001)      0.0255       (0.0256)      1.00     2.62
1992-ILA
Administration
units...........     1.00     0.0235      (0.0002)      0.0233       (0.0235)      1.00     2.47
1992-ILA Service
units (c).......     1.00     0.0081           --       0.0081       (0.0081)      1.00     1.99(b)
1991-ILA units..     1.00     0.0388           --       0.0388       (0.0388)      1.00     3.92
1991-ILA
Administration
units...........     1.00     0.0376           --       0.0376       (0.0376)      1.00     3.80
1990-ILA units..     1.00     0.0511      (0.0001)      0.0510       (0.0511)      1.00     5.24
1990-ILA
Administration
units (c).......     1.00     0.0042           --       0.0042       (0.0042)      1.00     5.14(b)
1989-ILA units..     1.00     0.0573      (0.0001)      0.0572       (0.0572)      1.00     5.93
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..     1.00     0.0139           --       0.0139       (0.0139)      1.00     5.81(b)
                                                       RATIOS ASSUMING NO WAIVER
                                                        OF FEES AND NO EXPENSE
                                                              LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT  RATIO OF NET  INVESTMENT
                  EXPENSES TO   INCOME TO     END OF   EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        3.10%     $591,003      0.42%        3.10%
1997-ILA
Administration
units...........      0.57         2.98           360      0.57         2.98
1997-ILA Service
units (d).......      0.82(b)      2.90(b)          2      0.82(b)      2.90(b)
1996-ILA units..      0.41         2.99       440,476      0.42         2.98
1996-ILA
Administration
units...........      0.56         2.84           142      0.57         2.83
1995-ILA units..      0.41         3.49       346,728      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32            61      0.56         3.32
1994-ILA units..      0.40         2.50       227,399      0.41         2.49
1994-ILA
Administration
units...........      0.55         2.33           790      0.56         2.32
1993-ILA units..      0.40         2.06       229,839      0.44         2.02
1993-ILA
Administration
units...........      0.55         1.91         1,425      0.59         1.87
1993-ILA Service
units...........      0.76         1.66            --      0.84         1.54
1992-ILA units..      0.40         2.56       161,868      0.47         2.49
1992-ILA
Administration
units...........      0.55         2.35            31      0.62         2.28
1992-ILA Service
units (c).......      0.80(b)      2.03(b)          3      0.87(b)      1.96(b)
1991-ILA units..      0.40         3.88       102,494      0.47         3.81
1991-ILA
Administration
units...........      0.55         3.76            13      0.62         3.69
1990-ILA units..      0.40         5.11       106,972      0.40         5.11
1990-ILA
Administration
units (c).......      0.55(b)      5.33(b)         68      0.55(b)      5.33(b)
1989-ILA units..      0.40         5.73       112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..      0.24(b)      5.74(b)     41,028      0.38(b)      5.60(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.

(c) ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No Service units were outstanding for the years ended December 31, 1994, 1995 and 1996.
(d) ILA Service unit activity re-commenced during September of 1997.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                   NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM                VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT  DISTRIBUTIONS     END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  TO UNITHOLDERS OF PERIOD RETURN(A)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0325           --      $0.0325      $(0.0325)     $1.00     3.29%
1997-ILA
Administration
units...........     1.00     0.0310           --       0.0310       (0.0310)      1.00     3.14
1997-ILA Service
units(c)........     1.00     0.0089           --       0.0089       (0.0089)      1.00     3.02(b)
1996-ILA units..     1.00     0.0301           --       0.0301       (0.0301)      1.00     3.05
1996-ILA
Administration
units...........     1.00     0.0288           --       0.0288       (0.0288)      1.00     2.90
1995-ILA units..     1.00     0.0344           --       0.0344       (0.0344)      1.00     3.51
1995-ILA
Administration
units...........     1.00     0.0328           --       0.0328       (0.0328)      1.00     3.35
1994-ILA units..     1.00     0.0262           --       0.0262       (0.0262)      1.00     2.56
1994-ILA
Administration
units...........     1.00     0.0247           --       0.0247       (0.0247)      1.00     2.41
1993-ILA units..     1.00     0.0221           --       0.0221       (0.0221)      1.00     2.21
1993-ILA
Administration
units...........     1.00     0.0205           --       0.0205       (0.0205)      1.00     2.05
1992-ILA units..     1.00     0.0265           --       0.0265       (0.0265)      1.00     2.71
1992-ILA
Administration
units...........     1.00     0.0253           --       0.0253       (0.0253)      1.00     2.55
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0347      (0.0002)      0.0345       (0.0347)      1.00     4.02(b)
1991-ILA
Administration
units (c).......     1.00     0.0330           --       0.0330       (0.0330)      1.00     3.87(b)
                                                          RATIOS ASSUMING NO
                                                         WAIVER OF FEES AND NO
                                                          EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET       RATIO OF   RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT      NET       INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES  TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)    ASSETS       ASSETS
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.33%        3.24%     $102,887      0.43%        3.14%
1997-ILA
Administration
units...........      0.48         3.09        31,993      0.58         2.99
1997-ILA Service
units(c)........      0.73(b)      3.04(b)          2      0.83(b)      2.94(b)
1996-ILA units..      0.32         3.01        70,175      0.43         2.90
1996-ILA
Administration
units...........      0.47         2.88        44,319      0.58         2.77
1995-ILA units..      0.30         3.44        90,537      0.44         3.30
1995-ILA
Administration
units...........      0.45         3.28        26,724      0.59         3.14
1994-ILA units..      0.24         2.62        84,517      0.47         2.39
1994-ILA
Administration
units...........      0.39         2.47        38,970      0.62         2.24
1993-ILA units..      0.10         2.21        48,367      0.51         1.80
1993-ILA
Administration
units...........      0.25         2.05        20,306      0.66         1.64
1992-ILA units..      0.10         2.65        16,844      0.57         2.18
1992-ILA
Administration
units...........      0.25         2.53        14,641      0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      3.96(b)     11,070      0.76(b)      3.30(b)
1991-ILA
Administration
units (c).......      0.25(b)      3.90(b)     19,198      0.91(b)      3.24(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during February of 1991 and September of 1997, respectively.

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obligations and Government Portfolios.

    TAX-ADVANTAGED PORTFOLIOS: Treasury Instruments and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE AND TAX-ADVANTAGED
  PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by in-vesting exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should con-sult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities that either
(a) are rated in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Portfolio under certain conditions to demand payment from, an entity with such ratings. The Taxable Portfolios will not invest in a secu-rity which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may pur-chase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                           INVESTMENT POLICIES MATRIX

                                                                                SHORT-TERM
                                                                              OBLIGATIONS OF                     ASSET-BACKED &
                     US          US                                            CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT        BANK           COMMERCIAL         AND OTHER         REPURCHASE        BACKED
   PORTFOLIO     OBLIGATIONS SECURITIES    OBLIGATIONS          PAPER            ENTITIES          AGREEMENTS     SECURITIES+
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations         [_]         [_]       [_]                [_]               [_]                [_]                  [_]
                                        U.S. banks only                     U.S. entities only
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                     [_]        [_]        [_]                [_]               [_]                [_]                  [_]
                                        Over 25% of total  U.S. and         U.S. and foreign
                                        assets must be     foreign (US$)    (US$) entities
                                        invested in U.S.   commercial paper
                                        and Foreign
                                        (US$) Banks
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations         [_]                                                                           [_]
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments         [_]
-------------------------------------------------------------------------------------------------------------------------------
Government           [_]        [_]                                                                [_]
-------------------------------------------------------------------------------------------------------------------------------
Federal              [_]        [_]
                                                                                                (Does not intend
                                                                                                to invest)
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                                                                        [_]
 Diversified                                                  [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                                                                       [_]
 California                                                   [_]
                                                           Tax-exempt only
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York                                                         [_]
                                                           Tax-exempt only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
   PORTFOLIO        (US$)
-------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Money Market
                     [_]

-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
-------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
-------------------------------------------------------------------------------------------------------------------------------
Government
-------------------------------------------------------------------------------------------------------------------------------
Federal
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.
  + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.


                                                                                          SUMMARY
                                                                                             OF
   TAXABLE              TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED     TAXATION FOR
  MUNICIPALS            MUNICIPALS                QUALITY****  COMPANIES   SECURITIES  DISTRIBUTIONS*   MISCELLANEOUS
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]          [_]
                                                   First      Up to 10% of            Taxable federal
                                                   Tier       total assets            and state**
                                                              in other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
      [_]                                                        [_]          [_]
                                                   First      Up to 10%               Taxable federal  May invest in
                                                   Tier       of total                and state**      obligations of
                                                              assets in                                the
                                                              other                                    International
                                                              investment                               Bank for
                                                              companies                                Reconstruction
                                                                                                       and Development
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and generally
                                                              assets in               exempt from
                                                              other                   state taxation
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal
                                                   Tier       of total                and state**
                                                              assets in
                                                              other
                                                              investment
                                                              companies
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]
                                                   First      Up to 10%               Taxable federal  Under
                                                   Tier       of total                and generally    extraordinary
                                                              assets in               exempt from      circumstances,
                                                              other                   state taxation   may hold cash,
                                                              investment                               U.S. Government
                                                              companies                                Securities
                                                                                                       subject to
                                                                                                       state taxation
                                                                                                       or cash
                                                                                                       equivalents
----------------------------------------------------------------------------------------------------------------------
                       [_]                                       [_]          [_]
                    At least 80% of net assets     First or   Up to 10%               Tax-exempt       May (but does
                    in tax-exempt Municipal        Second     of total                federal and      not currently
                    Instruments (except in         Tier       assets in               taxable          intend to)
                    extraordinary circumstances)              other                   state***         invest up to
                                                              investment                               20% in AMT
                                                              companies                                securities and
                                                                                                       may temporarily
                                                                                                       invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                                                                 [_]           [_]
                       [_]                         First or   Up to 10%               Tax-exempt       May (but does
                    At least 80% of net assets     Second     of total                federal and      not currently
                    in tax-exempt Municipal        Tier       assets in               California       intend to)
                    Instruments and at least 65%              other                   State            invest up to
                    of its total assets in                    investment                               20% in AMT
                    California Instruments                    companies                                securities and
                    (except in extraordinary                                                           may temporarily
                    circumstances)                                                                     invest in the
                                                                                                       taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein
----------------------------------------------------------------------------------------------------------------------
                       [_]                                       [_]          [_]
                    At least 80% of net assets     First or   Up to 10%               Tax-exempt       May invest up
                    in tax-exempt Municipal        Second     of total                federal, New     to 20% in AMT
                    Instruments and at least 65%   Tier       assets in               York State and   securities and
                    of its total assets in New                other                   New York City    may temporarily
                    York Instruments (except in               investment                               invest in the
                    extraordinary circumstances)              companies                                taxable money
                                                                                                       market
                                                                                                       instruments
                                                                                                       described
                                                                                                       herein

   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
  ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

**** To the extent permitted by Rule 2a-7, a Portfolio holding a security sup-ported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and the Federal Portfolio may also invest in certain U.S. Government Securities the interest from which is generally exempt from state income taxa-tion. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instru-mentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial pa-per. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obliga-tions. As a result, the Portfolio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the man-ner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain eco-nomic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "For-eign Risks" below.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a for-eign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term rat-ings category by the requisite number of NRSROs. The Money Market Portfolio may not invest more than 25% of its total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive pay-ment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are in-terests in a pool of debt obligations held by a bank or other financial insti-tution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  CALIFORNIA INSTRUMENTS: California Instruments are obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Is-lands and Guam, the interest from which is excluded from gross income for fed-eral income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: New York Instruments are obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city per-sonal income tax.

  TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS: Fixed rate notes and similar debt instruments, variable and floating rate demand instruments, tax-exempt commercial paper, municipal bonds and unrated notes, paper, bonds and other instruments.

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental poli-cy, at least 65% of each of the Tax-Exempt California and Tax-Exempt New York Portfolio's total assets will be invested in California and New York Instru-ments, respectively, except in extraordinary circumstances. Each Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfolios, in Municipal Instruments that are not California or New York Instruments, respectively, when acceptable California and New York Instruments are not available or when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meet-ing the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt Cali-fornia and Tax-Exempt New York Portfolios' distributions of interest from Mu-nicipal Instruments other than California and New York Instruments, respec-tively, may be subject to California and New York state and New York city per-sonal income taxes, respectively.

  The Prime Obligations and Money Market Portfolios may also invest in Munici-pal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determina-tion. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (private activity bonds), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders under the federal alternative minimum tax. See "Tax-es" and "Distributions." The Tax-Exempt New York Portfolio will limit its in-vestments in private activity bonds to not more than 20% of its net assets un-der normal market conditions. The Tax-Exempt Diversified and Tax-Exempt Cali-fornia Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, such investments would not exceed 20% of each of the Tax-Exempt Diversified or Tax-Exempt California Portfolio's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfolios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, respectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Portfolio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Portfolios, however, do not intend to invest more than 25% of the value of their respective total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations. See "Foreign Risks" above. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local govern-ments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and polit-ical subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and edu-cation districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California gov-ernmental entities and future voter initiatives could result in adverse conse-quences affecting California Instruments. Also, the ultimate fiscal effect of federally-mandated reform of welfare programs on the State and its local gov-ernments is still to be resolved.

  These factors, among others (including the outcome of related pending liti-gation), could reduce the credit standing of certain issuers of California In-struments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Information.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. Although several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been down-graded by S&P and Moody's in recent years, the most recent actions of S&P and Moody's have been to place the debt obligations of the State on Credit Watch with positive implications and to upgrade the debt obligations of the City, respectively. Strong demand for New York Instruments has also at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices rela-tively higher, than comparably rated municipal obligations issued by other ju-risdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Instruments could result in defaults or de-clines in the market values of those issuers' existing obligations and, possi-bly, in the obligations of other issuers of New York Instruments. Although as of April 1, 1998 no issuers of New York Instruments were in default with re-spect to the payment of their municipal obligations, the occurrence of any such default could materially affect adversely the market values and market-ability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required by Rule 2a-7 or for federal income tax purposes). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may enter into repurchase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being in-come to the Portfolio, and will be unrelated to the interest rate on the pur-chased security. A Portfolio's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Ad-viser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settle-ment date. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settle-ment date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or for-ward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Portfo-lio acquiring more than 3% of the voting shares of any other investment com-pany and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total as-sets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have in-vestment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT PORTFOLIOS. Each Portfolio will com-ply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relating to maturity, diversification and credit quality. These op-erating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which are determined to be liquid pursuant to these guidelines will not be deemed to be illiquid invest-ments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as val-uation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Portfolio may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Portfolio may not make additional investments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                   MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Portfolio may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Portfolios' Management Agreement, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Trustees and each Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                          FISCAL YEAR ENDED
                                         CONTRACTUAL RATE DECEMBER 31, 1997
                                         ---------------- -----------------
       Prime Obligations Portfolio             .35%             .35%
       Money Market Portfolio                  .35%             .31%
       Treasury Obligations Portfolio          .35%             .35%
       Treasury Instruments Portfolio          .35%             .16%
       Government Portfolio                    .35%             .35%
       Federal Portfolio                       .35%             .21%
       Tax-Exempt Diversified Portfolio        .35%             .26%
       Tax-Exempt California Portfolio         .35%             .35%
       Tax-Exempt New York Portfolio           .35%             .27%

  The difference, if any, between the stated and actual fees paid by the Port-folios reflects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable under the Portfolios' service, admin-istration and distribution plans for certain share classes, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to .43% of the average daily net assets of the Portfolio. Such reductions or limits, if any, are calculated monthly on a cumulative ba-sis. Any such reductions or limits may be discontinued or modified only with the express approval of the Trustees.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Portfolios could be adversely affected in their ability to process securities trades, price securities, provide unitholder account serv-ices and otherwise conduct normal business operations if the computer systems used by the Adviser or other Portfolio service providers do not adequately ad-dress this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications nec-essary to prepare for the Year 2000. Currently, the Adviser does not antici-pate that the transition to the 21st Century will have any material impact on its ability to continue to service the Portfolios at current levels. In addi-tion, the Adviser has sought assurances from the Portfolios' other service providers that they are taking the steps necessary so that they do not experi-ence Year 2000 Problems, and the Adviser will continue to monitor the situa-tion. At this time, however, no assurance can be given that the actions taken by the Adviser and the Portfolios' other service providers will be sufficient to avoid any adverse effect on the Portfolios due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio (other than the Prime Obligations Portfolio). Goldman Sachs is entitled to receive a fee from the Prime Obligations Portfolio equal to each class' proportionate share of the total transfer agency costs borne by the Portfolio. These costs are equal to $12,000 per year per class and $7.50 per account, together with out-of-pocket and transaction related expenses ap-plicable to Class B and Class C Units and .04% of the average daily net assets of the other classes of the Prime Obligations Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, di-versification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain tim-ing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount, income will be taxable to unitholders as ordinary income, except for any "exempt interest dividends" paid by the Tax-Exempt Portfolios, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be tax-able as long-term capital gain regardless of how long the unitholders have held their units. Such long-term capital gain will constitute a 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Portfolios will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of any Portfolio whether received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be in-formed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions that may consti-tute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the California and New York City and State personal income tax laws, re-spectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by the Tax-Exempt Portfolios from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest divi-dends, including dividends attributable to exempt-interest dividends received by a Portfolio from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest in-curred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-interest divi-dends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities. It is expected that a Portfolio will be unable to pass such taxes through to its unitholders, who therefore are not expected to be able to include such taxes in income or be entitled to claim foreign tax credits or deductions with re-spect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption may be available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obliga-tions issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally, but not always, 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributed to each class of units and dividing by the number of units of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Portfolio re-serves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders received after the Portfolio's closing time. On days any Portfolio closes ear-ly, purchase and redemption orders received after the Portfolio's closing time will be credited to the next Business Day. In addition, each Portfolio re-serves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvest-ed. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an invest-ment may earn or what a Portfolio's total return, yield, effective yield or tax-equivalent yield may be in any future period. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Portfolios' performance quotations do not reflect any fees charged by an institution to its customer accounts in connec-tion with investments in the Portfolios.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of units in existence. Because each such class of units is subject to different expenses, the total return and net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of beneficial interest in separate series, without further action by unitholders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes.

  When issued, units are fully paid and nonassessable. In the event of liqui-dation, unitholders of each class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to the unitholders of such class. All units are freely transferable and have no pre-emptive, subscription or conversion rights. Unitholders are entitled to one vote per unit, provided that, at the option of the Trustees, unitholders will be entitled to a number of votes based upon the net asset values represented by their units.

  As of April 3, 1998 , Bank of New York, (NCD) Hare & Co., 1 Wall Street FL 15, New York, NY 10286, owned of record 35.73% of the outstanding units of Treasury Instruments Portfolio.

  The Trust does not intend to hold annual meetings of unitholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other unitholders in connection with requiring a special meeting of unitholders. The Trustees will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

                              ADDITIONAL SERVICES

  Each Portfolio has adopted a Service Plan with respect to the ILA Service Units which authorizes it to compensate certain institutions for providing ac-count administration and personal and account maintenance services to their customers who are beneficial owners of such units (each a "Service Organiza-tion"). Each Portfolio will enter into agreements with Service Organizations which purchase ILA Service Units on behalf of their customers ("Service Agree-ments"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .40% (on an annualized basis) of the average daily net assets of the ILA Service Units of that Portfolio attributable to or held in the name of the Service Organization for its customers; provided, how-ever, that the fee paid for personal and account maintenance services may not exceed .25% of such average daily net assets. The services provided by a Serv-ice Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, process-ing orders to purchase, redeem and exchange ILA Service Units for its custom-ers, responding to inquiries from prospective and existing unitholders and as-sisting customers with investment procedures. In addition, GSAM, at its own expense, may pay a Service Organization compensation equal on an annual basis up to .10% of the average daily net assets of the ILA Service Units attribut-able to or held of record by such Service Organization for providing certain additional services to its customers. Such compensation will not represent an additional expense to a Portfolio or its unitholders, since it will be paid from the assets of GSAM.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf purchase, redemption and exchange orders placed by their cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Portfolio will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day. The order will be priced at a Portfolio's net asset value per unit next determined after such acceptance and the transmission of the order and purchase payment in immediately available funds to the Trust or its designee. The Service Organization or intermediary will be responsible for transmitting accepted orders and payments to the Trust within the period agreed upon by them. A customer should contact its Service Organization to learn whether it is authorized to accept orders for the Trust. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Portfolios or Goldman Sachs that are in addition to the payments payable by the Trust under the Service Plan.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of ILA Service Units in connection with their customer accounts. These fees would be in addition to any amounts received by the Serv-ice Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio. The Trust, on behalf of the Portfolios, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of ILA Service Units should be directed to the owners' Service Organization.

  The Adviser, Distributor, and/or their affiliates may pay other compensa-tion, from time to time, out of their assets and not as an additional charge to the Portfolios, to selected Service Organizations and other persons in con-nection with the sale and/or servicing of ILA Service Units of the Portfolios and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of ILA Service Units, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educa-tional information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further information, see the Statement of Additional Information.

  For the fiscal year ended December 31, 1997, the Trust, on behalf of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Exempt Diversified Portfolios paid Service Organi-zations fees at the annual rate of .40% of each Portfolio's average daily net assets attributable to ILA Service Units. For the fiscal year ended December 31, 1997, no Service Agreements were in place with respect to the Tax-Exempt California and Tax-Exempt New York Portfolios; therefore, no fees were paid to Service Organizations during this period.

                               PURCHASE OF UNITS

  It is expected that all direct purchasers of ILA Service Units will be Serv-ice Organizations or their nominees, which may purchase ILA Service Units of the Portfolios through Goldman Sachs. Customers of Service Organizations may invest in such units only through their Service Organizations.

  As set forth below, ILA Service Units of the Portfolios may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in fed-eral funds. (See "Additional Services" for a description of the limited situa-tions where a Service Organization or other intermediary may be authorized to accept orders for the Portfolios). Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illi-nois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of ILA Service Units may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of re-ceipt and that checks will be converted to federal funds within two Business Days after receipt. ILA Service Units purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Units."

  Purchases of units of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer. Purchase orders are effected at the net asset value next deter-mined after receipt of the purchase order and payment in federal funds.

  ILA Service Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Service Units pur-chased as follows:

--------------------------------------------------------------------------------

         IF AN EFFECTIVE ORDER IS
                 RECEIVED                                              DIVIDENDS BEGIN
         ------------------------                                     -----------------

  (1) In the case of the Taxable and Tax-Advantaged Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  ILA Service Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. Goldman Sachs, as each Portfo-lio's transfer agent, will maintain a complete record of transactions and ILA Service Units held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM AND SUBSEQUENT INVESTMENTS AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with re-spect to initial or subsequent investments in ILA Service Units. Orders for the purchase of additional ILA Service Units should be accompanied by information identifying the account and the Portfolio in which ILA Service Units are to be purchased. A Service Organization may impose a minimum amount for initial and subsequent investments in ILA Service Units of the Portfolios, and may estab-lish other requirements such as a minimum account balance. A Service Organiza-tion may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such require-ments and charges. A Service Organization may purchase ILA Service Units in connection with sweep account programs.



                             REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial statements and a semiannual report to record holders of ILA Service Units of each Portfo-lio, including Service Organizations who hold such units for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Port-folios are also reflected in regular statements issued by Goldman Sachs to unitholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial owners of such units.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (normally, but not always, as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional ILA Service Units of the same Portfolio or, at the elec-tion of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions nor-mally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the require-ments of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid exces-sive fluctuations in the amount of monthly capital gains distributions, a por-tion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued in-terest or discount (including both original issue and market discount on tax-able securities) on portfolio securities, and (ii) any income of the Portfolio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Service Units of each Portfolio may be exchanged by Service Organizations for units of the corresponding class of any Portfolio or fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Portfolio from which the exchange is being made. It may be difficult to im-plement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The ex-change privilege may be materially modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  Customers of Service Organizations may redeem ILA Service Units of a Portfo-lio through their respective Service Organizations. The Service Organizations are responsible for the timely transmittal of redemption requests by their cus-tomers to Goldman Sachs. In order to facilitate timely transmittal of redemption requests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appro-priate by a Service Organization.

  A Service Organization may redeem such Units without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. (See "Additional Services" for a de-scription of the limited situations where a Service Organization or other in-termediary may be authorized to accept redemption requests for the Portfolios.) Redemption requests by a Service Organization may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by tel-ephone only if the optional telephone privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must also be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authen-ticity of redemption or exchange instructions received by telephone. A redemp-tion may also be made with respect to certain Portfolios by means of the check redemption privilege described below.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by the recordholder of Service Units. The payment of redemption proceeds for ILA Service Units recently pur-chased by check may be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of ILA Service Units.

--------------------------------------------------------------------------------

                                         REDEMPTION
           REDEMPTION REQUEST             PROCEEDS
                RECEIVED                 ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
   (1) In the case of the Taxable and Tax-Advantaged Portfolios
      By:     3:00 p.m.-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
   After:     3:00 p.m.-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
   (2) In the case of the Tax-Exempt Portfolios
      By:    12:00 noon-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
   After:    12:00 noon-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordi-narily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the perfor-mance of intermediaries or the ILA Service Unitholder's Service Organization in the transfer process. If a problem with such performance arises, the ILA Serv-ice Unitholder should deal directly with such intermediaries or Service Organi-zation.

CHECK REDEMPTION PRIVILEGE

  A Service Organization may elect to have a special account with State Street for the purpose of redeeming ILA Service Units from its account in a Portfolio by check. When State Street receives a completed signature card and authoriza-tion form, the Service Organization will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and frac-tional ILA Service Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the Service Organization by State Street.

  The check redemption privilege enables a Service Organization to receive the dividends declared on the ILA Service Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of ILA Service Units held in the Service Orga-nization's account, the check will be returned unpaid, and the Service Organi-zation may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with respect to a particular Service Organization or all Service Organizations in general. The Trust and State Street reserve the right at any time to suspend redemptions by check and intend to do so in the event that federal legislation or regula-tions impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.


                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to a Portfolio in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
ILA SERVICE UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                 ------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   4
An Introduction to the Portfolios..........................................  14
Investment Policies Matrix.................................................  16
Description of Securities and Investment Techniques........................  18
Investment Limitations.....................................................  25
Management.................................................................  26
Taxes......................................................................  27
Net Asset Value............................................................  29
Yield Information..........................................................  29
Organization and Units of the Portfolios...................................  30
Additional Services........................................................  31
Purchase of Units..........................................................  32
Reports to Unitholders.....................................................  33
Distributions..............................................................  34
Exchanges..................................................................  34
Redemption of Units........................................................  34
Appendix................................................................... A-1


ILAPROSVCMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             GOLDMAN SACHS MONEY
                                 MARKET FUNDS

                                GOLDMAN SACHS--
                             INSTITUTIONAL LIQUID
                                    ASSETS

                               ILA SERVICE UNITS

                                 ------------

                                  PROSPECTUS

                                 ------------

                                  MANAGED BY
                             GOLDMAN SACHS ASSET
                                  MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                   GOLDMAN SACHS FINANCIAL SQUARE FUNDS
                                  FST SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment com-pany (a "mutual fund") which includes the Goldman Sachs Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST shares of beneficial interest ("FST Shares") of the Funds. Goldman Sachs Asset Manage-ment, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Fund. Securities of the U.S. Government, its agencies, au-thorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Fund. Securities of the U.S. Government, its agencies, authori-ties and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, munic-ipalities and other entities, and repurchase agreements.

  Premium Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements. In order to ob-tain a rating from a rating organization, the Fund will observe special in-vestment restrictions.

  Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Trea-sury and repurchase agreements relating to such securities.

  Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Trea-sury, the interest income from which is generally exempt from state income taxation.

  Government Fund. Securities of the U.S. Government, its agencies, authori-ties, and instrumentalities, and repurchase agreements relating to such secu-rities.

  Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Tax-Free Money Market Fund. Securities issued by or on behalf of states, territories and possessions of the United States and their political subdivi-sions, agencies, authorities and instrumentalities, and the District of Colum-bia, the interest from which, if any, is, in the opinion of bond counsel, ex-cluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Municipal Money Market Fund. Securities issued by or on behalf of states, territories and possessions of the United States and their political subdivi-sions, agencies, authorities and instrumentalities, and the District of Colum-bia, the interest from which, if any, is, in the opinion of bond counsel, ex-cluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION........... Goldman Sachs Funds--Toll Free:  800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Addi-tional Information dated May 1, 1998, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Pro-spectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1998.

                         SHAREHOLDER AND FUND EXPENSES
                                  FST SHARES

                                             PREMIUM                                            TAX-FREE MUNICIPAL
                             PRIME    MONEY   MONEY   TREASURY    TREASURY                       MONEY     MONEY
                          OBLIGATIONS MARKET MARKET  OBLIGATIONS INSTRUMENTS GOVERNMENT FEDERAL  MARKET   MARKET
                             FUND      FUND   FUND      FUND        FUND        FUND     FUND     FUND     FUND
                          ----------- ------ ------- ----------- ----------- ---------- ------- -------- ---------
SHAREHOLDER TRANSACTION
 EXPENSES
 Maximum Sales Charge
 Imposed on Purchases...     None      None   None      None        None        None     None     None     None
 Sales Charge Imposed on
  Reinvested
  Distributions.........     None      None   None      None        None        None     None     None     None
 Deferred Sales Load
  Imposed on
  Redemptions...........     None      None   None      None        None        None     None     None     None
 Exchange Fee...........     None      None   None      None        None        None     None     None     None
ANNUAL OPERATING
 EXPENSES (1)
 (as a percentage of
  average daily net
  assets)
 Management Fees (after
  limitations) (2)......     0.17%     0.17%  0.17%     0.17%       0.17%       0.17%    0.17%    0.17%    0.17%
 Other Expenses (after
  expense limitations)
  (3)...................     0.01%     0.01%  0.01%     0.01%       0.01%       0.01%    0.01%    0.01%    0.01%
                             ----      ----   ----      ----        ----        ----     ----     ----     ----
TOTAL OPERATING EXPENSES
 (4)....................     0.18%     0.18%  0.18%     0.18%       0.18%       0.18%    0.18%    0.18%    0.18%
                             ====      ====   ====      ====        ====        ====     ====     ====     ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   Prime Obligations Fund.......................   $2     $ 6     $10     $23
   Money Market Fund............................  $ 2     $ 6     $10     $23
   Premium Money Market Fund....................  $ 2     $ 6     N/A     N/A
   Treasury Obligations Fund....................  $ 2     $ 6     $10     $23
   Treasury Instruments Fund....................  $ 2     $ 6     $10     $23
   Government Fund..............................  $ 2     $ 6     $10     $23
   Federal Fund.................................  $ 2     $ 6     $10     $23
   Tax-Free Money Market Fund...................  $ 2     $ 6     $10     $23
   Municipal Money Market Fund..................  $ 2     $ 6     N/A     N/A

-------

(1) Based on estimated amounts for the current fiscal year for the Premium Money Market and Municipal Money Market Funds.

(2) The Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Adviser has voluntarily agreed to reduce or limit certain other ex-penses (excluding management fees, taxes, interest and brokerage and liti-gation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Prime Obligations, Money Market, Treasury Obliga-tions, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds for the year ended December 31, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Prime Obligations Fund....................................    .025%      .23%
   Money Market Fund.........................................    .025%      .23%
   Treasury Obligations Fund.................................    .025%      .23%
   Treasury Instruments Fund.................................    .085%      .29%
   Government Fund...........................................    .035%      .24%
   Federal Fund..............................................    .065%      .27%
   Tax-Free Money Market Fund................................    .035%      .24%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Premium Money Market and Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Premium Money Market Fund.................................    .225%      .43%
   Municipal Money Market Fund...............................    .285%      .49%

  As of the date of this Prospectus the Adviser has no intention of modifying or discontinuing any of the limitations set forth above, but may do so in the future at its discretion. The information set forth in the foregoing table and hypothetical example relates only to FST Shares of the Funds. The Funds also offer FST Preferred Shares, FST Administration Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales repre-sentative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Institutions that invest in FST Shares on behalf of their customers may charge fees directly to their customer accounts in connection with their in-vestments. Such fees, if any, may affect the return such customers realize with respect to their investments. Certain institutions may also receive other compensation in connection with the sale and distribution of such shares or for services to their customers' accounts and/or the Funds. For additional in-formation regarding such compensation, see "Purchase of Shares" in this Pro-spectus and the Statement of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                             FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, indepen-dent public accountants, whose report appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Municipal Money Market Fund had no operations during the periods shown. Ac-cordingly, there are no selected per share data and ratios presented for this Fund.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout The Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
         ------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........    $1.00    $0.0235       $--         $0.0235     $(0.0235)     $1.00     5.73%(b)
1997-FST Pre-
ferred shares...     1.00     0.0228        --          0.0228      (0.0228)      1.00     5.62 (b)
1997-FST Admin-
istration
shares..........     1.00     0.0223        --          0.0223      (0.0223)      1.00     5.47 (b)
1997-FST Service
shares..........     1.00     0.0217        --          0.0217      (0.0217)      1.00     5.20 (b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
         ------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........      0.08%(b)     5.59%(b) $218,192     0.43%(b)      5.24%(b)
1997-FST Pre-
ferred shares...      0.18 (b)     5.50 (b)      558     0.53 (b)      5.15 (b)
1997-FST Admin-
istration
shares..........      0.33 (b)     5.33 (b)    1,457     0.68 (b)      4.98 (b)
1997-FST Service
shares..........      0.58 (b)     5.17 (b)      814     0.93 (b)      4.82 (b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                    RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT               AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL        NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0546       $ --        $0.0546     $(0.0546)     $1.00     5.60%        0.18%        5.46%
1997-FST Pre-
ferred shares...     1.00     0.0538         --         0.0538      (0.0538)      1.00     5.50         0.28         5.38
1997-FST Admin-
istration
shares..........     1.00     0.0522         --         0.0522      (0.0522)      1.00     5.34         0.43         5.22
1997-FST Service
shares..........     1.00     0.0498         --         0.0498      (0.0498)      1.00     5.08         0.68         4.97
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41         0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)      0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14         0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88         0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02         0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75         0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49         0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)      0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18         0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66         0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75         0.18         3.60
1993-FST Admin-
istration
shares(c).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23         0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99         0.18         5.72
1992-FST Service
shares(c).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........  $3,867,739    0.23%        5.41%
1997-FST Pre-
ferred shares...     152,767    0.33         5.33
1997-FST Admin-
istration
shares..........     241,607    0.48         5.17
1997-FST Service
shares..........     176,133    0.73         4.92
1996-FST shares.   3,901,797    0.23         5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48         5.01
1996-FST Service
shares..........     115,114    0.73         4.73
1995-FST shares.   3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........     147,894    0.47         5.55
1995-FST Service
shares..........      65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)      4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)      4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      35,250    0.50         2.78
1994-FST Service
shares..........      14,001    0.75         2.53
1993-FST shares.     813,126    0.25         3.53
1993-FST Admin-
istration
shares(c).......       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........         336    0.75         2.94
1992-FST shares.     917,073    0.27         5.63
1992-FST Service
shares(c).......         118    0.74(b)      4.02(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced March 8, 1990, May 1, 1996, November 9, 1992 and January 8, 1992, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
----------------
1997-FST
shares..........    $1.00    $0.0550      $   --       $0.0550     $(0.0550)     $1.00     5.63%        0.18%        5.50%
1997-FST Pre-
ferred shares...     1.00     0.0544          --        0.0544      (0.0544)      1.00     5.53         0.28         5.44
1997-FST Admin-
istration
shares..........     1.00     0.0526          --        0.0526      (0.0526)      1.00     5.37         0.43         5.26
1997-FST Service
shares..........     1.00     0.0499          --        0.0499      (0.0499)      1.00     5.11         0.68         4.99
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45         0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348          --        0.0348      (0.0348)      1.00     5.31(b)      0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19         0.43         5.04
1996-FST Service
shares..........     1.00     0.0484          --        0.0484      (0.0484)      1.00     4.93         0.68         4.84
1995-FST shares.     1.00     0.0589          --        0.0589      (0.0589)      1.00     6.07         0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561          --        0.0561      (0.0561)      1.00     5.80         0.40         5.61
1995-FST Service
shares(c).......     1.00     0.0231          --        0.0231      (0.0231)      1.00     5.41(b)      0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(c).......     1.00     0.0305          --        0.0305      (0.0305)      1.00     4.91(b)      0.11(b)      4.88(b)
1994-FST
Administration
shares(c).......     1.00     0.0298          --        0.0298      (0.0298)      1.00     4.65(b)      0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
----------------
1997-FST
shares..........  $4,346,519    0.23%        5.45%
1997-FST Pre-
ferred shares...      20,258    0.33         5.39
1997-FST Admin-
istration
shares..........     221,256    0.48         5.21
1997-FST Service
shares..........     316,304    0.73         4.94
1996-FST shares.   2,540,366    0.23         5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)      5.18(b)
1996-FST
Administration
shares..........     165,766    0.48         4.99
1996-FST Service
shares..........     234,376    0.73         4.79
1995-FST shares.   2,069,197    0.23         5.81
1995-FST
Administration
shares..........     137,412    0.48         5.53
1995-FST Service
shares(c).......       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(c).......     862,971    0.25(b)      4.74(b)
1994-FST
Administration
shares(c).......      66,560    0.50(b)      4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced May 18, 1994, May 1, 1996, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                     RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                           RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)     ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0536      $0.0001      $0.0537     $(0.0537)       $1.00       5.50%        0.18%        5.36%
1997-FST Pre-
ferred shares ..     1.00     0.0532       0.0001       0.0533      (0.0533)        1.00       5.40         0.28         5.32
1997-FST Admin-
istration shares
 ................     1.00     0.0512       0.0001       0.0513      (0.0513)        1.00       5.24         0.43         5.12
1997-FST Service
shares .........     1.00     0.0487       0.0001       0.0488      (0.0488)        1.00       4.98         0.68         4.87
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35         0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)      0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09         0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83         0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96         0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69         0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43         0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)      0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)      0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)      0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11         0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85         0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60         0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69         0.18         3.42
1993-FST
Administration
shares(c) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)      0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17         0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84         0.18         5.49
1992-FST Service
shares(c).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)      0.68(b)      3.77(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)      0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........  $2,217,943    0.23%        5.31%
1997-FST Pre-
ferred shares ..     245,355    0.33         5.27
1997-FST Admin-
istration shares
 ................     738,865    0.48         5.07
1997-FST Service
shares .........     312,991    0.73         4.82
1996-FST shares.   2,291,051    0.24         5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)      5.05(b)
1996-FST
Administration
shares..........     536,895    0.49         4.91
1996-FST Service
shares..........     220,560    0.74         4.66
1995-FST shares.   1,587,715    0.23         5.68
1995-FST
Administration
shares..........     283,186    0.48         5.42
1995-FST Service
shares..........     139,117    0.73         5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)      4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)      4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)      3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24         2.94
1994-FST
Administration
shares..........      24,485    0.49         2.69
1994-FST Service
shares..........      35,656    0.74         2.44
1993-FST shares.     776,181    0.26         3.34
1993-FST
Administration
shares(c) ......           1    0.51(b)      2.75(b)
1993-FST Service
shares..........       5,155    0.76         2.88
1992-FST shares.     413,171    0.28         5.39
1992-FST Service
shares(c).......       3,634    0.78(b)      3.67(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     229,988    0.34(b)      7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 25, 1990, May 1, 1996, January 21, 1993 and October 15, 1991, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout The Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......    $1.00    $0.0423      $0.0004      $0.0427     ($0.0427)     $1.00     5.25%(b)      0.18%(b)     5.09%(b)
1997-FST Pre-
ferred
shares (c)......     1.00     0.0296          --        0.0296      (0.0296)      1.00     5.13(b)       0.28(b)      5.00(b)
1997-FST Admin-
istration
shares (c)......     1.00     0.0364       0.0003       0.0367      (0.0367)      1.00     4.99(b)       0.43(b)      4.84(b)
1997-FST Service
shares (c)......     1.00     0.0380       0.0003       0.0383      (0.0383)      1.00     4.71(b)       0.68(b)      4.62(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......  $496,419     0.29%(b)      4.98%(b)
1997-FST Pre-
ferred
shares (c)......         2     0.39(b)       4.89(b)
1997-FST Admin-
istration
shares (c)......     4,159     0.54(b)       4.73(b)
1997-FST Service
shares (c)......    20,177     0.79(b)       4.51(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                   INCOME FROM INVESTMENT OPERATIONS
                                ----------------------------------------
                      NET ASSET                                 TOTAL                                          RATIO OF NET
                      VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET              EXPENSES TO
                      BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL    AVERAGE NET
                      OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)     ASSETS
          -----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST shares......   $1.00    $0.0541        $   --         $0.0541     $(0.0541)      $1.00       5.54%        0.18%
1997-FST Preferred
shares...............    1.00     0.0534            --          0.0534      (0.0534)       1.00       5.43         0.28
1997-FST Administra-
tion shares..........    1.00     0.0515            --          0.0515      (0.0515)       1.00       5.28         0.43
1997-FST Service
shares...............    1.00     0.0491            --          0.0491      (0.0491)       1.00       5.02         0.68
1996-FST shares......    1.00     0.0525        0.0001          0.0526      (0.0526)       1.00       5.38         0.18
1996-FST Preferred
shares(c)............    1.00     0.0344        0.0001          0.0345      (0.0345)       1.00       5.26(b)      0.28(b)
1996-FST Administra-
tion shares..........    1.00     0.0501        0.0001          0.0502      (0.0502)       1.00       5.12         0.43
1996-FST Service
shares...............    1.00     0.0474        0.0001          0.0475      (0.0475)       1.00       4.86         0.68
1995-FST shares......    1.00     0.0581        0.0001          0.0582      (0.0582)       1.00       6.00         0.18
1995-FST Administra-
tion shares..........    1.00     0.0554        0.0001          0.0555      (0.0555)       1.00       5.74         0.43
1995-FST Service
shares(c)............    1.00     0.0320          --            0.0320      (0.0320)       1.00       5.40(b)      0.68(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(d)...    1.00     0.0424          --            0.0424      (0.0424)       1.00       4.36(b)      0.15(b)
1994-FST Administra-
tion shares(d).......    1.00     0.0426          --            0.0426      (0.0426)       1.00       4.10(b)      0.40(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST shares(c)...    1.00     0.0256        0.0001          0.0257      (0.0257)       1.00       3.14(b)      0.08(b)
1993-FST Administra-
tion shares(c).......    1.00     0.0120        0.0001          0.0121      (0.0121)       1.00       2.87(b)      0.35(b)
                                                    RATIOS ASSUMING NO
                                                  WAIVER OF FEES AND NO
                                                   EXPENSE LIMITATIONS
                                                 ------------------------
                      RATIO OF NET                           RATIO OF NET
                       INVESTMENT       NET       RATIO OF    INVESTMENT
                       INCOME TO   ASSETS AT END EXPENSES TO  INCOME TO
                      AVERAGE NET    OF PERIOD   AVERAGE NET AVERAGE NET
                         ASSETS     (IN 000'S)     ASSETS       ASSETS
          -----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST shares......     5.41%     $1,478,539      0.24%        5.35%
1997-FST Preferred
shares...............     5.34           7,147      0.34         5.28
1997-FST Administra-
tion shares..........     5.15         299,804      0.49         5.09
1997-FST Service
shares...............     4.91         580,200      0.74         4.85
1996-FST shares......     5.25         858,769      0.24         5.19
1996-FST Preferred
shares(c)............     5.14(b)          112      0.34(b)      5.08(b)
1996-FST Administra-
tion shares..........     5.01         145,108      0.49         4.95
1996-FST Service
shares...............     4.74         223,554      0.74         4.68
1995-FST shares......     5.81         743,884      0.24         5.75
1995-FST Administra-
tion shares..........     5.54          82,386      0.49         5.48
1995-FST Service
shares(c)............     5.08(b)       14,508      0.74(b)      5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(d)...     4.64(b)      258,350      0.25(b)      4.54(b)
1994-FST Administra-
tion shares(d).......     4.67(b)       54,253      0.50(b)      4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST shares(c)...     3.10(b)       44,697      0.59(b)      2.59(b)
1993-FST Administra-
tion shares(c).......     2.85(b)       14,126      0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 6, 1993, May 1, 1996, September 1, 1993 and May 16, 1995, respectively.

(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout The Period
Federal Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
        ---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......    $1.00    $0.0454       $--        $0.0454     $(0.0454)     $1.00     5.51%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred
shares(c).......     1.00     0.0311        --         0.0311      (0.0311)      1.00     5.43(b)       0.28(b)      5.26(b)
1997-FST Admin-
istration
shares(c).......     1.00     0.0388        --         0.0388      (0.0388)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares(c).......     1.00     0.0379        --         0.0379      (0.0379)      1.00     5.00(b)       0.68(b)      4.78(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
        ---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......  $1,125,681    0.27%(b)      5.30%(b)
1997-FST Pre-
ferred
shares(c).......     194,375    0.37(b)       5.17(b)
1997-FST Admin-
istration
shares(c).......     625,334    0.52(b)       5.06(b)
1997-FST Service
shares(c).......     228,447    0.77(b)       4.69(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                     NET                      NET         TOTAL                                                       RATIO OF NET
                    ASSET     NET          REALIZED      INCOME                     NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00   $     0.0350     $     --   $     0.0350    $(0.0350)     $1.00      3.54%       0.18%        3.50%
1997-FST Pre-
ferred shares...     1.00         0.0339           --         0.0339     (0.0339)      1.00      3.43        0.28         3.39
1997-FST Admin-
istration
shares..........     1.00         0.0327           --         0.0327     (0.0327)      1.00      3.28        0.43         3.27
1997-FST Service
shares..........     1.00         0.0301           --         0.0301     (0.0301)      1.00      3.02        0.68         3.01
1996-FST shares.     1.00         0.0335           --         0.0335     (0.0335)      1.00      3.39        0.18         3.35
1996-FST Pre-
ferred
shares(c).......     1.00         0.0218           --         0.0218     (0.0218)      1.00      3.30(b)     0.28(b)      3.26(b)
1996-FST Admin-
istration
shares..........     1.00         0.0310           --         0.0310     (0.0310)      1.00      3.13        0.43         3.10
1996-FST Service
shares..........     1.00         0.0285           --         0.0285     (0.0285)      1.00      2.88        0.68         2.85
1995-FST shares.     1.00         0.0381           --         0.0381     (0.0381)      1.00      3.89        0.14         3.81
1995-FST Admin-
istration
shares..........     1.00         0.0354           --         0.0354     (0.0354)      1.00      3.63        0.39         3.54
1995-FST Service
shares..........     1.00         0.0332           --         0.0332     (0.0332)      1.00      3.38        0.64         3.32
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(c).......     1.00         0.0156           --         0.0156     (0.0156)      1.00      3.41(b)     0.07(b)      3.42(b)
1994-FST Admin-
istration
shares(c).......     1.00         0.0136           --         0.0136     (0.0136)      1.00      3.19(b)     0.32(b)      3.25(b)
1994-FST Service
shares(c).......     1.00         0.0091           --         0.0091     (0.0091)      1.00      3.11(b)     0.57(b)      3.32(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                    END OF   EXPENSES TO  INCOME TO
                    PERIOD   AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........   $939,407     0.24%        3.44%
1997-FST Pre-
ferred shares...     35,152     0.34         3.33
1997-FST Admin-
istration
shares..........    103,049     0.49         3.21
1997-FST Service
shares..........     42,578     0.74         2.95
1996-FST shares.    440,838     0.23         3.30
1996-FST Pre-
ferred
shares(c).......     28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares..........     51,661     0.48         3.05
1996-FST Service
shares..........     19,855     0.73         2.80
1995-FST shares.    448,367     0.24         3.71
1995-FST Admin-
istration
shares..........     20,939     0.49         3.44
1995-FST Service
shares..........     19,860     0.74         3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(c).......    183,570     0.31(b)      3.18(b)
1994-FST Admin-
istration
shares(c).......      2,042     0.56(b)      3.01(b)
1994-FST Service
shares(c).......      2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced July 19, 1994, May 1, 1996, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Fund is a separate pool of assets which pursues its in-vestment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for Federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX-ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities that either (a) are rated in the highest short-term rating category by at least two NRSROs (as de-fined below), or if only one NRSRO has assigned a rating, by that NRSRO; or
(b) have been issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Govern-ment Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an en-tity with such ratings. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
  Prime                ^^          ^^     ^             ^^           ^                 ^^       ^
   Obligations                            ^U.S. banks                ^U.S.
                                          only                       entities
                                                                     only
------------------------------------------------------------------------------------------------------------------------
  Money Market         ^^          ^^     ^             ^            ^                 ^^       ^                 ^
                                          ^Over 25% of  ^U.S. and    ^U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        ^^          ^^     ^             ^            ^                 ^^           ^^            ^
   Market                                 ^Over 25% of  ^U.S. and    ^U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Treasury
   Obligations         ^^                                                              ^^
------------------------------------------------------------------------------------------------------------------------
  Treasury
   Instruments         ^^
------------------------------------------------------------------------------------------------------------------------
  Government           ^^          ^^                                                  ^^
------------------------------------------------------------------------------------------------------------------------
  Federal              ^^          ^^                                               (Does
                                                                                    not
                                                                                    intend
                                                                                    to
                                                                                    invest)
------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money
   Market                                               ^
                                                        ^Tax-
                                                        exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
  Municipal Money
   Market                                               ^
                                                        ^Tax-
                                                        exempt
                                                        only

Note:   See "Description of Securities and Investment Techniques" for a de-
       scription of, and certain criteria applicable to, each of these catego-ries of investments.
    + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.



                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier        Up to 10% of             federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                       Taxable
                               Tier        Up to 10% of             federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                       Taxable
                               Tier        Up to 10% of             federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]
                               Tier        Up to 10% of             Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                                                                            Under
                               First       [ ]                      Taxable        extraordinary
                               Tier        Up to 10% of             federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------
            [ ]                First or   [ ]                [ ]    Tax-exempt     May (but does
            At least 80% of    Second      Up to 10% of             federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            tax-exempt                    in other                  state***       invest up to 20%
            Municipal                     investment                               in AMT
            Instruments                   companies                                securities and
            (except in                                                             may temporarily
            extraordinary                                                          invest in the
            circumstances)                                                         taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------
            [ ]                First or   [ ]                [ ]    Tax-exempt     May invest up to
            At least 80% of    Second      Up to 10% of             federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            tax-exempt                    in other                  state***       may temporarily
            Municipal                     investment                               invest in the
            Instruments                   companies                                taxable money
            (except in                                                             market
            extraordinary                                                          instruments
            circumstances)                                                         described herein

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

 **** To the extent permitted by Rule 2a-7, a Fund holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the in-vestment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 bil-lion in total assets at the time of purchase. Such obligations may also in-clude debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included in-creased competition from other types of financial institutions, increased ac-quisition activity and geographic expansion. Banks may be particularly suscep-tible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial condi-tions of banks. See "Foreign Risks" below.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan con-tracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receiv-ables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent con-sistent with its investment objectives and policies, each of the Prime Obliga-tions, Money Market and Premium Money Market Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The is-suers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity sup-ports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are in-terests in a pool of debt obligations held by a bank or other financial insti-tution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal Instruments include: fixed rate notes and sim-ilar debt instruments, variable and floating rate demand instruments, tax-ex-empt commercial paper, municipal bonds and unrated notes, paper, bonds and other instruments.

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a de-fensive posture. Investments in taxable money market instruments will be lim-ited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may also invest in Municipal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (private activity bonds), the interest from which would be an item of tax preference when distributed as "exempt-in-terest dividends" to shareholders under the federal alternative minimum tax. See "Taxes" and "Distributions." The Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. The Tax-Free Money Market Fund does not currently intend to invest in such bonds. If Tax-Free Money Mar-ket Fund's policy not to invest in private activity bonds should change in the future, such investments would not exceed 20% of Tax-Free Money Market Fund's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Funds, however, do not intend to invest more than 25% of the value of their respective total assets in industrial develop-ment bonds or similar obligations where the non-governmental entities supply-ing the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit or other forms of credit enhancement, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Fund that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations. See "Foreign Risks" above. In addition, these Funds may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, prin-cipal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may enter into repur-chase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, in-cluding accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associ-ated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund (other than the Treasury Instruments Fund), together with other registered in-vestment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repur-chase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settlement date. Alterna-tively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the secu-rity to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commit-ment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to set-tlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Fund's investments in securities of other investment com-panies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Fund ac-quiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securi-ties of all investment companies. Each Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Such other investment companies will have investment ob-jectives, policies and restrictions substantially similar to those of the ac-quiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relat-ing to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. The Treasury Obligations Fund's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pur-suant to Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing re-striction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional in-vestments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Funds' Management Agreement, GSAM continually manages each Fund, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Fund's business affairs and per-forms various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                     OR PERIOD
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1997
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%        .07%
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%        .17%
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%        .17%
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1997, the Municipal Money Market Fund had not commenced operations.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated and actual fees paid by the Funds re-flects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed not to impose a portion of its management fee and/or to reduce or otherwise limit the total operating expenses of each Fund (excluding fees payable under the Funds' service and administration plans for certain share classes, taxes, interest, brokerage and litigation, indemnifica-tion and other extraordinary expenses). As of the date of this prospectus, GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to proc-ess securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000. Currently, the Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Adviser has sought assurances from the Funds' other service providers that they are taking the steps neces-sary so that they do not experience Year 2000 Problems, and the Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Adviser and the Funds' other service prov-iders will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Mu-nicipal Money Market Fund intends to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversifi-cation of its assets and distribution of its income to shareholders. As a reg-ulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing require-ments of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income, will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. Such long-term capital gain will consti-tute a 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Funds will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of any Fund whether re-ceived in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if re-ceived on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Funds for federal income tax purposes, including any distribu-tions that may constitute a return of capital or any distributions that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be consid-ered in computing the corporate federal alternative minimum tax, and the ex-tent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing shares of these Funds. Interest incurred to pur-chase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities. It is ex-pected that a Fund will be unable to pass such taxes through to its sharehold-ers, who therefore are not expected to be able to include such taxes in income or be entitled to claim foreign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption may be available to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Premium Money Market Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Premium Money Market Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributed to each class of shares and dividing by the number of shares of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders re-ceived after the Fund's closing time. On days any Fund closes early, purchase and redemption orders received after the Fund's closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the in-vestment at the end of the relevant period. Each Fund may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertise-ment). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Funds' performance quotations do not reflect any fees charged by an institution to its customer accounts in connection with invest-ments in the Funds.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such class. All shares are freely transferable and have no preemptive, sub-scription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be en-titled to a number of votes based upon the net asset values represented by their shares.

  As of April 3, 1998, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 36.70% of the outstanding shares of Trea-sury Instruments Fund and BankBoston, P.O. Box 1130, Boston, MA 02103, owned of record 31.95% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              PURCHASE OF SHARES

  FST Shares of a Fund may be purchased on any Business Day at the net asset value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the sub-custodian for State Street Bank and Trust Company ("State Street"), receives the purchase amount in federal funds on the same Business Day. (See "Additional Information" below for a description of the limited situations where certain institutions or other intermediaries may be authorized to accept orders for the Funds.) Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to Northern.

  Purchases of FST Shares may also be made by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Atten-tion: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be con-verted to federal funds within two Business Days after receipt. FST Shares purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer. Purchase orders are effected at the net asset value next deter-mined after receipt of the purchase order and payment in federal funds.

  FST Shares of each Fund are deemed to have been purchased when an order be-comes effective and are entitled to dividends on FST Shares purchased as fol-lows:

-------------------------------------------------------------------------------

   IF AN EFFECTIVE ORDER IS RECEIVED                      DIVIDENDS BEGIN
   ---------------------------------                      ---------------
   (1)      Taxable and Tax-Advantaged Funds (except
            Government, Treasury Obligations and Premium
            Money Market Funds)
   By:3:00 p.m.--N.Y. time                                Same Business Day
---------------------------------------------------------------------------
   After:3:00 p.m.--N.Y. time                             Next Business Day
---------------------------------------------------------------------------
   (2)      Government, Treasury Obligations and
            Premium Money Market Funds
   By:5:00 p.m.--N.Y. time                                Same Business Day
---------------------------------------------------------------------------
   After:5:00 p.m.--N.Y. time                             Next Business Day
---------------------------------------------------------------------------
   (3)      Municipal Money Market Fund
   By:1:00 p.m.- N.Y. time                                Same Business Day
---------------------------------------------------------------------------
   After:1:00 p.m.- N.Y. time                             Next Business Day
---------------------------------------------------------------------------
   (4)      Tax-Free Money Market Fund
   By:2:00 p.m.- N.Y. time                                Same Business Day
---------------------------------------------------------------------------
   After:2:00 p.m.- N.Y. time                             Next Business Day
---------------------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Shares of the Funds are purchased at the net asset value per share with-out the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire FST Shares may impose charges in connection with transactions in such shares, which may affect an investor's return with respect to an investment in a Fund.

  Goldman Sachs, as each Fund's transfer agent, will maintain a complete rec-ord of transactions and FST Shares held in each shareholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

INITIAL PURCHASES

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after plac-ing an initial purchase order, investors should complete and send to Goldman Sachs the Account Information Form included with this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Shares should be accompanied by information identifying the account and the Fund in which FST Shares are to be purchased.

ADDITIONAL INFORMATION

  The Trust may authorize certain institutions (including banks, trust compa-nies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf purchase, redemption and exchange orders placed by or on behalf of such cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day. The order will be priced at a Fund's net asset value per share next determined after such acceptance and the transmission of the order and purchase payment in im-mediately available funds to the Trust or its designee. The institution or in-termediary will be responsible for transmitting accepted orders and payments to the Trust within the period agreed upon by them. A customer should contact its institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' FST Shares. These payments may be in addition to other sub-transfer agency payments borne by the Funds and their classes.

  The Adviser, Distributor, and/or their affiliates may pay other compensa-tion, from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions (including banks, trust companies, bro-kers and investment advisers) and other persons in connection with the sale and/or servicing of FST Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers assets have re-mained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of FST Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, enter-tainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among insti-tutions depending upon such factors as the amounts their customers have in-vested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further informa-tion, see the Statement of Additional Information.

                            REPORTS TO SHAREHOLDERS

  FST Shareholders of each Fund will receive an annual report containing au-dited financial statements and a semiannual report. To eliminate unnecessary duplication, only one copy of such reports may be sent to FST Shareholders with the same mailing address. FST Shareholders who desire a duplicate copy of such reports to be mailed to their residence should contact Goldman Sachs as provided below. Each FST Shareholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by a Fund are also reflected in regular statements issued by Goldman Sachs. FST Shareholders with inquiries regarding a Fund may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distributor and Transfer Agent."

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month-end and the monthly income together with the total share balance and monthly income for the master account.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (normally, but not always, as of 4:00 p.m. New York time for each Fund other than the Government, Treasury Obligations and Premium Money Market Funds and normally, but not always, as of 5:00 p.m. New York time for the Gov-ernment, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to FST Shareholders monthly. Distributions will be made in ad-ditional FST Shares of the same Fund or, at the election of FST Shareholders, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the dispo-sition of securities during the months of November and December may be dis-tributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Shares of each Fund may be exchanged for shares of the corresponding class of any Fund or portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form included with this Prospectus, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  FST Shareholders may redeem FST Shares of a Fund without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs,
Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of FST Shares of the particular Fund to be redeemed, the account number, payment instructions and the exact registration on the account. Signatures must be guaranteed in accordance with the procedures set forth below, if the proceeds are to be paid other than as set forth in pre-established instructions on file with the Fund. A FST Shareholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form included with this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. (See "Purchase of Shares" for a description of the limited situations when an institution or other intermediary may be authorized to accept redemption requests for the Funds.)

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among ac-counts with different names, addresses and social security or other taxpayer identification numbers must also be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be im-plemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption or exchange instructions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Informa-tion.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by a shareholder. The payment of redemption proceeds for FST Shares recently purchased by check may be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the FST Shareholder's Account Information Form, un-less payment by check has been requested.

-------------------------------------------------------------------------------

                                  REDEMPTION PROCEEDS
REDEMPTION REQUEST RECEIVED           ORDINARILY                       DIVIDENDS
---------------------------       -------------------                  ---------

   (1)   Taxable and Tax-Advantaged Funds (except
         Government, Treasury Obligations and Pre-
         mium Money Market Funds)
By: 3:00 p.m.--N.Y. time     Wired Same Business Day       Not earned on Day request is
                                                           received
--------------------------------------------------------------------------------------------
After: 3:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is received
--------------------------------------------------------------------------------------------
   (2)   Government, Treasury Obligations and Pre-
         mium Money Market Funds

By: 5:00 p.m.--N.Y. time     Wired Same Business Day       Not earned on Day request is
                                                           received
--------------------------------------------------------------------------------------------
After: 5:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is received
--------------------------------------------------------------------------------------------
   (3) Municipal Money Market Fund
By: 12:00 noon--N.Y.                                       Not earned on Day request is
 time                        Wired Same Business Day       received

--------------------------------------------------------------------------------------------
After: 12:00 noon--N.Y.
 time                        Wired Next Business Day       Earned on Day request is received

--------------------------------------------------------------------------------------------
   (4) Tax-Free Money Market Fund
                                                           Not earned on Day request is
By: 1:00 p.m.--N.Y. time     Wired Same Business Day       received

--------------------------------------------------------------------------------------------
After: 1:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is received

--------------------------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust as-sumes any further responsibility for the performance of intermediaries or the FST Shareholder's bank in the transfer process. If a problem with such perfor-mance arises, the FST Shareholder should deal directly with such intermediar-ies or bank.

  An FST Shareholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the FST Shareholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by Goldman Sachs. Goldman Sachs may also require additional documentation in connection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Share-holder. The Trust and Goldman Sachs each reserves the right to waive the mini-mum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Shares are to be redeemed to allow them to purchase sufficient addi-tional FST Shares to avoid such redemption.


                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to a Fund in order to avoid backup withholding on certain pay-ments. Other payments to you may be subject to non-resident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  24
Net Asset Value............................................................  25
Yield Information..........................................................  26
Organization and Shares of the Trust.......................................  27
Purchase of Shares.........................................................  28
Reports to Shareholders....................................................  30
Distributions..............................................................  30
Exchanges..................................................................  31
Redemption of Shares.......................................................  31
Appendix................................................................... A-1
Account Information Form



FSPROINSTMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                GOLDMAN SACHS
                              MONEY MARKET FUNDS

                              GOLDMAN SACHS
                            FINANCIAL SQUARE FUNDS

                                  FST SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                             GOLDMAN SACHS ASSET
                                  MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                   GOLDMAN SACHS FINANCIAL SQUARE FUNDS
                           FST ADMINISTRATION SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment com-pany (a "mutual fund") which includes the Goldman Sachs Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Administra-tion shares of beneficial interest ("FST Administration Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Fund. Securities of the U.S. Government, its agencies, au-thorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Fund. Securities of the U.S. Government, its agencies, authori-ties and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, munic-ipalities and other entities, and repurchase agreements.

  Premium Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements. In order to ob-tain a rating from a rating organization, the Fund will observe special in-vestment restrictions.

  Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Trea-sury and repurchase agreements relating to such securities.

  Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Trea-sury, the interest income from which is generally exempt from state income taxation.

  Government Fund. Securities of the U.S. Government, its agencies, authori-ties, and instrumentalities, and repurchase agreements relating to such secu-rities.

  Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Tax-Free Money Market Fund. Securities issued by or on behalf of states, territories and possessions of the United States and their political subdivi-sions, agencies, authorities and instrumentalities, and the District of Colum-bia, the interest from which, if any, is, in the opinion of bond counsel, ex-cluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Municipal Money Market Fund. Securities issued by or on behalf of states, territories and possessions of the United States and their political subdivi-sions, agencies, authorities and instrumentalities, and the District of Colum-bia, the interest from which, if any, is, in the opinion of bond counsel, ex-cluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).
  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION............. Goldman Sachs Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Administration Shares. It should be read and re-tained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1998, as amended or supple-mented from time to time, is available upon request without charge from Serv-ice Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Pro-spectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST ADMINISTRATION SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is May 1, 1998.

                         SHAREHOLDER AND FUND EXPENSES
                           FST ADMINISTRATION SHARES

                                                             PREMIUM                                            TAX-FREE MUNICIPAL
                                             PRIME    MONEY   MONEY   TREASURY    TREASURY                       MONEY     MONEY
                                          OBLIGATIONS MARKET MARKET  OBLIGATIONS INSTRUMENTS GOVERNMENT FEDERAL  MARKET   MARKET
                                             FUND      FUND   FUND      FUND        FUND        FUND     FUND     FUND     FUND
                                          ----------- ------ ------- ----------- ----------- ---------- ------- -------- ---------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed
  on Purchases.................              None      None   None      None        None        None     None     None     None
 Sales Charge Imposed on
  Reinvested Distributions.....              None      None   None      None        None        None     None     None     None
 Deferred Sales Load Imposed on
  Redemptions..................              None      None   None      None        None        None     None     None     None
 Exchange Fee..................              None      None   None      None        None        None     None     None     None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of average
 daily net assets)
 Management Fees (after limitations) (2).    0.17%     0.17%  0.17%     0.17%       0.17%       0.17%    0.17%    0.17%    0.17%
 Other Expenses
 Administration Fees...........              0.25%     0.25%  0.25%     0.25%       0.25%       0.25%    0.25%    0.25%    0.25%
 Other Expenses (after expense
  limitations) (3).............              0.01%     0.01%  0.01%     0.01%       0.01%       0.01%    0.01%    0.01%    0.01%
                                             ----      ----   ----      ----        ----        ----     ----     ----     ----
TOTAL OPERATING EXPENSES (4)...              0.43%     0.43%  0.43%     0.43%       0.43%       0.43%    0.43%    0.43%    0.43%
                                             ====      ====   ====      ====        ====        ====     ====     ====     ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Fund.....................  $ 4     $14     $24     $54
     Money Market Fund..........................  $ 4     $14     $24     $54
     Premium Money Market Fund..................  $ 4     $14     N/A     N/A
     Treasury Obligations Fund..................  $ 4     $14     $24     $54
     Treasury Instruments Fund..................  $ 4     $14     $24     $54
     Government Fund............................  $ 4     $14     $24     $54
     Federal Fund...............................  $ 4     $14     $24     $54
     Tax-Free Money Market Fund.................  $ 4     $14     $24     $54
     Municipal Money Market Fund................  $ 4     $14     N/A     N/A

-------

(1) Based on estimated amounts for the current fiscal year for the Premium Money Market and Municipal Money Market Funds.

(2) The Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Adviser has voluntarily agreed to reduce or limit certain other ex-penses (excluding management fees, fees payable to Service Organizations, as defined herein, taxes, interest and brokerage and litigation, indemni-fication and other extraordinary expenses) to the extent such expenses ex-ceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Prime Obligations, Money Market, Treasury Obliga-tions, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds for the year ended December 31, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Prime Obligations Fund....................................    .025%      .48%
   Money Market Fund.........................................    .025%      .48%
   Treasury Obligations Fund.................................    .025%      .48%
   Treasury Instruments Fund.................................    .085%      .54%
   Government Fund...........................................    .035%      .49%
   Federal Fund..............................................    .065%      .52%
   Tax-Free Money Market Fund................................    .035%      .49%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Premium Money Market and Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Premium Money Market Fund.................................    .225%      .68%
   Municipal Money Market Fund...............................    .285%      .74%

  As of the date of this Prospectus the Adviser has no intention of modifying or discontinuing any of the limitations set forth above, but may do so in the future at its discretion. The information set forth in the foregoing table and hypothetical example relates only to FST Administration Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales repre-sentative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of FST Administration Shares in connection with their customers' accounts. See "Administration" in this Prospectus and the Statement of Additional Information. Such fees, if any, may affect the return such cus-tomers realize with respect to their investments.

  Certain Service Organizations may also receive other compensation in connec-tion with the sale and distribution of Administration Shares or for services to their customers' accounts and/or the Funds. For additional information re-garding such compensation, see "Administration" in this Prospectus and the Statement of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                             FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, indepen-dent public accountants, whose report appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Municipal Money Market Fund had no operations during the periods shown. Ac-cordingly, there are no selected per share data and ratios presented for this Fund.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout The Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
         ------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........    $1.00    $0.0235       $--         $0.0235     $(0.0235)     $1.00     5.73%(b)
1997-FST Pre-
ferred shares...     1.00     0.0228        --          0.0228      (0.0228)      1.00     5.62 (b)
1997-FST Admin-
istration
shares..........     1.00     0.0223        --          0.0223      (0.0223)      1.00     5.47 (b)
1997-FST Service
shares..........     1.00     0.0217        --          0.0217      (0.0217)      1.00     5.20 (b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
         ------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........      0.08%(b)     5.59%(b) $218,192     0.43%(b)      5.24%(b)
1997-FST Pre-
ferred shares...      0.18 (b)     5.50 (b)      558     0.53 (b)      5.15 (b)
1997-FST Admin-
istration
shares..........      0.33 (b)     5.33 (b)    1,457     0.68 (b)      4.98 (b)
1997-FST Service
shares..........      0.58 (b)     5.17 (b)      814     0.93 (b)      4.82 (b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                    RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT               AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL        NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0546       $ --        $0.0546     $(0.0546)     $1.00     5.60%        0.18%        5.46%
1997-FST Pre-
ferred shares...     1.00     0.0538         --         0.0538      (0.0538)      1.00     5.50         0.28         5.38
1997-FST Admin-
istration
shares..........     1.00     0.0522         --         0.0522      (0.0522)      1.00     5.34         0.43         5.22
1997-FST Service
shares..........     1.00     0.0498         --         0.0498      (0.0498)      1.00     5.08         0.68         4.97
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41         0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)      0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14         0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88         0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02         0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75         0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49         0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)      0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18         0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66         0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75         0.18         3.60
1993-FST Admin-
istration
shares(c).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23         0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99         0.18         5.72
1992-FST Service
shares(c).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........  $3,867,739    0.23%        5.41%
1997-FST Pre-
ferred shares...     152,767    0.33         5.33
1997-FST Admin-
istration
shares..........     241,607    0.48         5.17
1997-FST Service
shares..........     176,133    0.73         4.92
1996-FST shares.   3,901,797    0.23         5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48         5.01
1996-FST Service
shares..........     115,114    0.73         4.73
1995-FST shares.   3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........     147,894    0.47         5.55
1995-FST Service
shares..........      65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)      4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)      4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      35,250    0.50         2.78
1994-FST Service
shares..........      14,001    0.75         2.53
1993-FST shares.     813,126    0.25         3.53
1993-FST Admin-
istration
shares(c).......       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........         336    0.75         2.94
1992-FST shares.     917,073    0.27         5.63
1992-FST Service
shares(c).......         118    0.74(b)      4.02(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced March 8, 1990, May 1, 1996, November 9, 1992 and January 8, 1992, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
----------------
1997-FST
shares..........    $1.00    $0.0550      $   --       $0.0550     $(0.0550)     $1.00     5.63%        0.18%        5.50%
1997-FST Pre-
ferred shares...     1.00     0.0544          --        0.0544      (0.0544)      1.00     5.53         0.28         5.44
1997-FST Admin-
istration
shares..........     1.00     0.0526          --        0.0526      (0.0526)      1.00     5.37         0.43         5.26
1997-FST Service
shares..........     1.00     0.0499          --        0.0499      (0.0499)      1.00     5.11         0.68         4.99
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45         0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348          --        0.0348      (0.0348)      1.00     5.31(b)      0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19         0.43         5.04
1996-FST Service
shares..........     1.00     0.0484          --        0.0484      (0.0484)      1.00     4.93         0.68         4.84
1995-FST shares.     1.00     0.0589          --        0.0589      (0.0589)      1.00     6.07         0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561          --        0.0561      (0.0561)      1.00     5.80         0.40         5.61
1995-FST Service
shares(c).......     1.00     0.0231          --        0.0231      (0.0231)      1.00     5.41(b)      0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(c).......     1.00     0.0305          --        0.0305      (0.0305)      1.00     4.91(b)      0.11(b)      4.88(b)
1994-FST
Administration
shares(c).......     1.00     0.0298          --        0.0298      (0.0298)      1.00     4.65(b)      0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
----------------
1997-FST
shares..........  $4,346,519    0.23%        5.45%
1997-FST Pre-
ferred shares...      20,258    0.33         5.39
1997-FST Admin-
istration
shares..........     221,256    0.48         5.21
1997-FST Service
shares..........     316,304    0.73         4.94
1996-FST shares.   2,540,366    0.23         5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)      5.18(b)
1996-FST
Administration
shares..........     165,766    0.48         4.99
1996-FST Service
shares..........     234,376    0.73         4.79
1995-FST shares.   2,069,197    0.23         5.81
1995-FST
Administration
shares..........     137,412    0.48         5.53
1995-FST Service
shares(c).......       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(c).......     862,971    0.25(b)      4.74(b)
1994-FST
Administration
shares(c).......      66,560    0.50(b)      4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced May 18, 1994, May 1, 1996, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                     RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                           RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)     ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0536      $0.0001      $0.0537     $(0.0537)       $1.00       5.50%        0.18%        5.36%
1997-FST Pre-
ferred shares ..     1.00     0.0532       0.0001       0.0533      (0.0533)        1.00       5.40         0.28         5.32
1997-FST Admin-
istration shares
 ................     1.00     0.0512       0.0001       0.0513      (0.0513)        1.00       5.24         0.43         5.12
1997-FST Service
shares .........     1.00     0.0487       0.0001       0.0488      (0.0488)        1.00       4.98         0.68         4.87
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35         0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)      0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09         0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83         0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96         0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69         0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43         0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)      0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)      0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)      0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11         0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85         0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60         0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69         0.18         3.42
1993-FST
Administration
shares(c) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)      0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17         0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84         0.18         5.49
1992-FST Service
shares(c).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)      0.68(b)      3.77(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)      0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........  $2,217,943    0.23%        5.31%
1997-FST Pre-
ferred shares ..     245,355    0.33         5.27
1997-FST Admin-
istration shares
 ................     738,865    0.48         5.07
1997-FST Service
shares .........     312,991    0.73         4.82
1996-FST shares.   2,291,051    0.24         5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)      5.05(b)
1996-FST
Administration
shares..........     536,895    0.49         4.91
1996-FST Service
shares..........     220,560    0.74         4.66
1995-FST shares.   1,587,715    0.23         5.68
1995-FST
Administration
shares..........     283,186    0.48         5.42
1995-FST Service
shares..........     139,117    0.73         5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)      4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)      4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)      3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24         2.94
1994-FST
Administration
shares..........      24,485    0.49         2.69
1994-FST Service
shares..........      35,656    0.74         2.44
1993-FST shares.     776,181    0.26         3.34
1993-FST
Administration
shares(c) ......           1    0.51(b)      2.75(b)
1993-FST Service
shares..........       5,155    0.76         2.88
1992-FST shares.     413,171    0.28         5.39
1992-FST Service
shares(c).......       3,634    0.78(b)      3.67(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     229,988    0.34(b)      7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 25, 1990, May 1, 1996, January 21, 1993 and October 15, 1991, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout The Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......    $1.00    $0.0423      $0.0004      $0.0427     ($0.0427)     $1.00     5.25%(b)      0.18%(b)     5.09%(b)
1997-FST Pre-
ferred
shares (c)......     1.00     0.0296          --        0.0296      (0.0296)      1.00     5.13(b)       0.28(b)      5.00(b)
1997-FST Admin-
istration
shares (c)......     1.00     0.0364       0.0003       0.0367      (0.0367)      1.00     4.99(b)       0.43(b)      4.84(b)
1997-FST Service
shares (c)......     1.00     0.0380       0.0003       0.0383      (0.0383)      1.00     4.71(b)       0.68(b)      4.62(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......  $496,419     0.29%(b)      4.98%(b)
1997-FST Pre-
ferred
shares (c)......         2     0.39(b)       4.89(b)
1997-FST Admin-
istration
shares (c)......     4,159     0.54(b)       4.73(b)
1997-FST Service
shares (c)......    20,177     0.79(b)       4.51(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                   INCOME FROM INVESTMENT OPERATIONS
                                ----------------------------------------
                      NET ASSET                                 TOTAL                                          RATIO OF NET
                      VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET              EXPENSES TO
                      BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL    AVERAGE NET
                      OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)     ASSETS
          -----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST shares......   $1.00    $0.0541        $   --         $0.0541     $(0.0541)      $1.00       5.54%        0.18%
1997-FST Preferred
shares...............    1.00     0.0534            --          0.0534      (0.0534)       1.00       5.43         0.28
1997-FST Administra-
tion shares..........    1.00     0.0515            --          0.0515      (0.0515)       1.00       5.28         0.43
1997-FST Service
shares...............    1.00     0.0491            --          0.0491      (0.0491)       1.00       5.02         0.68
1996-FST shares......    1.00     0.0525        0.0001          0.0526      (0.0526)       1.00       5.38         0.18
1996-FST Preferred
shares(c)............    1.00     0.0344        0.0001          0.0345      (0.0345)       1.00       5.26(b)      0.28(b)
1996-FST Administra-
tion shares..........    1.00     0.0501        0.0001          0.0502      (0.0502)       1.00       5.12         0.43
1996-FST Service
shares...............    1.00     0.0474        0.0001          0.0475      (0.0475)       1.00       4.86         0.68
1995-FST shares......    1.00     0.0581        0.0001          0.0582      (0.0582)       1.00       6.00         0.18
1995-FST Administra-
tion shares..........    1.00     0.0554        0.0001          0.0555      (0.0555)       1.00       5.74         0.43
1995-FST Service
shares(c)............    1.00     0.0320          --            0.0320      (0.0320)       1.00       5.40(b)      0.68(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(d)...    1.00     0.0424          --            0.0424      (0.0424)       1.00       4.36(b)      0.15(b)
1994-FST Administra-
tion shares(d).......    1.00     0.0426          --            0.0426      (0.0426)       1.00       4.10(b)      0.40(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST shares(c)...    1.00     0.0256        0.0001          0.0257      (0.0257)       1.00       3.14(b)      0.08(b)
1993-FST Administra-
tion shares(c).......    1.00     0.0120        0.0001          0.0121      (0.0121)       1.00       2.87(b)      0.35(b)
                                                    RATIOS ASSUMING NO
                                                  WAIVER OF FEES AND NO
                                                   EXPENSE LIMITATIONS
                                                 ------------------------
                      RATIO OF NET                           RATIO OF NET
                       INVESTMENT       NET       RATIO OF    INVESTMENT
                       INCOME TO   ASSETS AT END EXPENSES TO  INCOME TO
                      AVERAGE NET    OF PERIOD   AVERAGE NET AVERAGE NET
                         ASSETS     (IN 000'S)     ASSETS       ASSETS
          -----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST shares......     5.41%     $1,478,539      0.24%        5.35%
1997-FST Preferred
shares...............     5.34           7,147      0.34         5.28
1997-FST Administra-
tion shares..........     5.15         299,804      0.49         5.09
1997-FST Service
shares...............     4.91         580,200      0.74         4.85
1996-FST shares......     5.25         858,769      0.24         5.19
1996-FST Preferred
shares(c)............     5.14(b)          112      0.34(b)      5.08(b)
1996-FST Administra-
tion shares..........     5.01         145,108      0.49         4.95
1996-FST Service
shares...............     4.74         223,554      0.74         4.68
1995-FST shares......     5.81         743,884      0.24         5.75
1995-FST Administra-
tion shares..........     5.54          82,386      0.49         5.48
1995-FST Service
shares(c)............     5.08(b)       14,508      0.74(b)      5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(d)...     4.64(b)      258,350      0.25(b)      4.54(b)
1994-FST Administra-
tion shares(d).......     4.67(b)       54,253      0.50(b)      4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST shares(c)...     3.10(b)       44,697      0.59(b)      2.59(b)
1993-FST Administra-
tion shares(c).......     2.85(b)       14,126      0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 6, 1993, May 1, 1996, September 1, 1993 and May 16, 1995, respectively.

(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout The Period
Federal Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
        ---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......    $1.00    $0.0454       $--        $0.0454     $(0.0454)     $1.00     5.51%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred
shares(c).......     1.00     0.0311        --         0.0311      (0.0311)      1.00     5.43(b)       0.28(b)      5.26(b)
1997-FST Admin-
istration
shares(c).......     1.00     0.0388        --         0.0388      (0.0388)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares(c).......     1.00     0.0379        --         0.0379      (0.0379)      1.00     5.00(b)       0.68(b)      4.78(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
        ---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......  $1,125,681    0.27%(b)      5.30%(b)
1997-FST Pre-
ferred
shares(c).......     194,375    0.37(b)       5.17(b)
1997-FST Admin-
istration
shares(c).......     625,334    0.52(b)       5.06(b)
1997-FST Service
shares(c).......     228,447    0.77(b)       4.69(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                     NET                      NET         TOTAL                                                       RATIO OF NET
                    ASSET     NET          REALIZED      INCOME                     NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00   $     0.0350     $     --   $     0.0350    $(0.0350)     $1.00      3.54%       0.18%        3.50%
1997-FST Pre-
ferred shares...     1.00         0.0339           --         0.0339     (0.0339)      1.00      3.43        0.28         3.39
1997-FST Admin-
istration
shares..........     1.00         0.0327           --         0.0327     (0.0327)      1.00      3.28        0.43         3.27
1997-FST Service
shares..........     1.00         0.0301           --         0.0301     (0.0301)      1.00      3.02        0.68         3.01
1996-FST shares.     1.00         0.0335           --         0.0335     (0.0335)      1.00      3.39        0.18         3.35
1996-FST Pre-
ferred
shares(c).......     1.00         0.0218           --         0.0218     (0.0218)      1.00      3.30(b)     0.28(b)      3.26(b)
1996-FST Admin-
istration
shares..........     1.00         0.0310           --         0.0310     (0.0310)      1.00      3.13        0.43         3.10
1996-FST Service
shares..........     1.00         0.0285           --         0.0285     (0.0285)      1.00      2.88        0.68         2.85
1995-FST shares.     1.00         0.0381           --         0.0381     (0.0381)      1.00      3.89        0.14         3.81
1995-FST Admin-
istration
shares..........     1.00         0.0354           --         0.0354     (0.0354)      1.00      3.63        0.39         3.54
1995-FST Service
shares..........     1.00         0.0332           --         0.0332     (0.0332)      1.00      3.38        0.64         3.32
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(c).......     1.00         0.0156           --         0.0156     (0.0156)      1.00      3.41(b)     0.07(b)      3.42(b)
1994-FST Admin-
istration
shares(c).......     1.00         0.0136           --         0.0136     (0.0136)      1.00      3.19(b)     0.32(b)      3.25(b)
1994-FST Service
shares(c).......     1.00         0.0091           --         0.0091     (0.0091)      1.00      3.11(b)     0.57(b)      3.32(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                    END OF   EXPENSES TO  INCOME TO
                    PERIOD   AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........   $939,407     0.24%        3.44%
1997-FST Pre-
ferred shares...     35,152     0.34         3.33
1997-FST Admin-
istration
shares..........    103,049     0.49         3.21
1997-FST Service
shares..........     42,578     0.74         2.95
1996-FST shares.    440,838     0.23         3.30
1996-FST Pre-
ferred
shares(c).......     28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares..........     51,661     0.48         3.05
1996-FST Service
shares..........     19,855     0.73         2.80
1995-FST shares.    448,367     0.24         3.71
1995-FST Admin-
istration
shares..........     20,939     0.49         3.44
1995-FST Service
shares..........     19,860     0.74         3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(c).......    183,570     0.31(b)      3.18(b)
1994-FST Admin-
istration
shares(c).......      2,042     0.56(b)      3.01(b)
1994-FST Service
shares(c).......      2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced July 19, 1994, May 1, 1996, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Fund is a separate pool of assets which pursues its in-vestment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for Federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX-ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities that either (a) are rated in the highest short-term rating category by at least two NRSROs (as de-fined below), or if only one NRSRO has assigned a rating, by that NRSRO; or
(b) have been issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Govern-ment Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an en-tity with such ratings. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
  Prime                ^^          ^^     ^             ^^           ^                 ^^       ^
   Obligations                            ^U.S. banks                ^U.S.
                                          only                       entities
                                                                     only
------------------------------------------------------------------------------------------------------------------------
  Money Market         ^^          ^^     ^             ^            ^                 ^^       ^                 ^
                                          ^Over 25% of  ^U.S. and    ^U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        ^^          ^^     ^             ^            ^                 ^^           ^^            ^
   Market                                 ^Over 25% of  ^U.S. and    ^U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Treasury
   Obligations         ^^                                                              ^^
------------------------------------------------------------------------------------------------------------------------
  Treasury
   Instruments         ^^
------------------------------------------------------------------------------------------------------------------------
  Government           ^^          ^^                                                  ^^
------------------------------------------------------------------------------------------------------------------------
  Federal              ^^          ^^                                               (Does
                                                                                    not
                                                                                    intend
                                                                                    to
                                                                                    invest)
------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money
   Market                                               ^
                                                        ^Tax-
                                                        exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
  Municipal Money
   Market                                               ^
                                                        ^Tax-
                                                        exempt
                                                        only

Note:   See "Description of Securities and Investment Techniques" for a de-
       scription of, and certain criteria applicable to, each of these catego-ries of investments.
    + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.



                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier        Up to 10% of             federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                       Taxable
                               Tier        Up to 10% of             federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                       Taxable
                               Tier        Up to 10% of             federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]
                               Tier        Up to 10% of             Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                                                                            Under
                               First       [ ]                      Taxable        extraordinary
                               Tier        Up to 10% of             federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------
            [ ]                First or   [ ]                [ ]    Tax-exempt     May (but does
            At least 80% of    Second      Up to 10% of             federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            tax-exempt                    in other                  state***       invest up to 20%
            Municipal                     investment                               in AMT
            Instruments                   companies                                securities and
            (except in                                                             may temporarily
            extraordinary                                                          invest in the
            circumstances)                                                         taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------
            [ ]                First or   [ ]                [ ]    Tax-exempt     May invest up to
            At least 80% of    Second      Up to 10% of             federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            tax-exempt                    in other                  state***       may temporarily
            Municipal                     investment                               invest in the
            Instruments                   companies                                taxable money
            (except in                                                             market
            extraordinary                                                          instruments
            circumstances)                                                         described herein

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

 **** To the extent permitted by Rule 2a-7, a Fund holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the in-vestment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 bil-lion in total assets at the time of purchase. Such obligations may also in-clude debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included in-creased competition from other types of financial institutions, increased ac-quisition activity and geographic expansion. Banks may be particularly suscep-tible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial condi-tions of banks. See "Foreign Risks" below.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan con-tracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receiv-ables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent con-sistent with its investment objectives and policies, each of the Prime Obliga-tions, Money Market and Premium Money Market Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The is-suers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity sup-ports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are in-terests in a pool of debt obligations held by a bank or other financial insti-tution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal Instruments include: fixed rate notes and sim-ilar debt instruments, variable and floating rate demand instruments, tax-ex-empt commercial paper, municipal bonds and unrated notes, paper, bonds and other instruments.

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a de-fensive posture. Investments in taxable money market instruments will be lim-ited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may also invest in Municipal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (private activity bonds), the interest from which would be an item of tax preference when distributed as "exempt-in-terest dividends" to shareholders under the federal alternative minimum tax. See "Taxes" and "Distributions." The Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. The Tax-Free Money Market Fund does not currently intend to invest in such bonds. If Tax-Free Money Mar-ket Fund's policy not to invest in private activity bonds should change in the future, such investments would not exceed 20% of Tax-Free Money Market Fund's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Funds, however, do not intend to invest more than 25% of the value of their respective total assets in industrial develop-ment bonds or similar obligations where the non-governmental entities supply-ing the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit or other forms of credit enhancement, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Fund that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations. See "Foreign Risks" above. In addition, these Funds may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, prin-cipal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may enter into repur-chase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, in-cluding accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associ-ated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund (other than the Treasury Instruments Fund), together with other registered in-vestment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repur-chase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settlement date. Alterna-tively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the secu-rity to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commit-ment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to set-tlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Fund's investments in securities of other investment com-panies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Fund ac-quiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securi-ties of all investment companies. Each Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Such other investment companies will have investment ob-jectives, policies and restrictions substantially similar to those of the ac-quiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relat-ing to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. The Treasury Obligations Fund's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pur-suant to Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing re-striction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional in-vestments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Funds' Management Agreement, GSAM continually manages each Fund, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Fund's business affairs and per-forms various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                     OR PERIOD
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1997
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%        .07%
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%        .17%
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%        .17%
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1997, the Municipal Money Market Fund had not commenced operations.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated and actual fees paid by the Funds re-flects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed not to impose a portion of its management fee and/or to reduce or otherwise limit the total operating expenses of each Fund (excluding fees payable under the Funds' service and administration plans for certain share classes, taxes, interest, brokerage and litigation, indemnifica-tion and other extraordinary expenses). As of the date of this prospectus, GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to proc-ess securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000. Currently, the Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Adviser has sought assurances from the Funds' other service providers that they are taking the steps neces-sary so that they do not experience Year 2000 Problems, and the Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Adviser and the Funds' other service prov-iders will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Mu-nicipal Money Market Fund intends to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversifi-cation of its assets and distribution of its income to shareholders. As a reg-ulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing require-ments of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income, will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. Such long-term capital gain will consti-tute a 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Funds will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of any Fund whether re-ceived in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if re-ceived on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Funds for federal income tax purposes, including any distribu-tions that may constitute a return of capital or any distributions that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be consid-ered in computing the corporate federal alternative minimum tax, and the ex-tent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing shares of these Funds. Interest incurred to pur-chase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities. It is ex-pected that a Fund will be unable to pass such taxes through to its sharehold-ers, who therefore are not expected to be able to include such taxes in income or be entitled to claim foreign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption may be available to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Premium Money Market Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Premium Money Market Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributed to each class of shares and dividing by the number of shares of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders re-ceived after the Fund's closing time. On days any Fund closes early, purchase and redemption orders received after the Fund's closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the in-vestment at the end of the relevant period. Each Fund may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertise-ment). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Funds' performance quotations do not reflect any fees charged by an institution to its customer accounts in connection with invest-ments in the Funds.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such class. All shares are freely transferable and have no preemptive, sub-scription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be en-titled to a number of votes based upon the net asset values represented by their shares.

  As of April 3, 1998, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 36.70% of the outstanding shares of Trea-sury Instruments Fund and BankBoston, P.O. Box 1130, Boston, MA 02103, owned of record 31.95% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted an Administration Plan with respect to the FST Admin-istration Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are benefi-cial owners of such shares (each a "Service Organization"). Each Fund will en-ter into agreements with Service Organizations which purchase FST Administra-tion Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .25% (on an annualized basis) of the average daily net asset value of the FST Administration Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Administration Shares for its customers.

  The Trust may authorize certain Service Organizations to accept on the Trust's behalf purchase, redemption and exchange orders placed by their cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Or-ganization or intermediary on a Business Day. The order will be priced at a Fund's net asset value per share next determined after such acceptance and the transmission of the order and purchase payment in immediately available funds to the Trust or its designee. The Service Organization or intermediary will be responsible for transmitting accepted orders and payments to the Trust within the period agreed upon by them. A customer should contact its Service Organi-zation to learn whether it is authorized to accept orders for the Trust. Serv-ice Organizations that are authorized to accept orders for the Trust may re-ceive payments from the Funds or Goldman Sachs that are in addition to the payments payable by the Trust under the Administration Plan.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of FST Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an invest-or's return with respect to an investment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Administration Shares should be directed to the owners' Service Organization.

  The Adviser, Distributor, and/or their affiliates may pay other compensa-tion, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connec-tion with the sale and/or servicing of FST Administration Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of FST Administration Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and edu-cational information and related support materials. This additional compensa-tion can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further information, see the Statement of Additional Informa-tion.

  For the fiscal year ended December 31, 1997, the Trust, on behalf of the Prime Obligations Fund, Money Market Fund, Premium Money Market Fund, Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund paid Service Organizations fees at the annual rate of .25% of each Fund's average daily net assets attributable to FST Adminis-tration Shares. As of December 31, 1997, the Municipal Money Market Fund had not commenced operations.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Funds through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. (See "Administration" for a description of the limited situa-tions where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Administration Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer. Purchase orders are effected at the net asset value next deter-mined after receipt of the purchase order and payment in federal funds.

  FST Administration Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Adminis-tration Shares purchased as follows:

-------------------------------------------------------------------------------

   IF AN EFFECTIVE ORDER IS RECEIVED                DIVIDENDS BEGIN
   ---------------------------------                ---------------
       (1) Taxable and Tax-Advantaged Funds
         (except Government, Treasury Obligations
         and Premium Money Market Funds)
   By: 3:00 p.m.--N.Y. time                         Same Business Day
---------------------------------------------------------------------

   IF AN EFFECTIVE ORDER IS RECEIVED                 DIVIDENDS BEGIN
   ---------------------------------                 ---------------
   After: 3:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (2) Government, Treasury Obligations and
            Premium Money Market Funds
   By:    5:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 5:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (3) Municipal Money Market Fund
   By:    1:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 1:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (4) Tax-Free Money Market Fund
   By:    2:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 2:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------

   The Service Organizations are responsible for timely transmittal of pur-chase orders to Goldman Sachs and federal funds to Northern. In order to fa-cilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Administration Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Admin-istration Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM AND SUBSEQUENT INVESTMENTS AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. The Trust requires no minimum amount for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the ac-count and the Fund in which FST Administration Shares are to be purchased. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may ef-fect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Administration Shares in con-nection with sweep account programs.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Administration Shares of each Fund, including Service Organizations who hold such shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial own-ers of such shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (normally, but not always, as of 4:00 p.m. New York time for each Fund other than the Government, Treasury Obligations and Premium Money Market Funds and normally, but not always, as of 5:00 p.m. New York time for the Gov-ernment, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Administration Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions nor-mally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distribu-tions. Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of each Fund may be exchanged by Service Organiza-tions for shares of the corresponding class of any Fund or portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under

"Redemption of Shares" to confirm that such instructions are genuine. Ex-changes are available only in states where the exchange may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the timely transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of re-demption requests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed ap-propriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. (See "Administration" for a descrip-tion of the limited situations where a Service Organization or other interme-diary may be authorized to accept redemption requests for the Funds.) Redemp-tion requests by a Service Organization may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, At-tention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by tel-ephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among ac-counts with different names, addresses and social security or other taxpayer identification numbers must also be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be im-plemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption or exchange instructions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Addi-tional Information.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by the recordholder of Administra-tion Shares. The payment of redemption proceeds for FST Administration Shares recently purchased by check may be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

-------------------------------------------------------------------------------

                                      REDEMPTION
      REDEMPTION REQUEST               PROCEEDS
           RECEIVED                   ORDINARILY              DIVIDENDS
      ------------------              ----------              ---------
 (1) Taxable and Tax-Advantaged Funds (except Government,
  Treasury Obligations and Premium Money Market Funds)
 By:  3:00 p.m.--N.Y. time     Wired Same Business Day   Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After:  3:00 p.m.--N.Y. time  Wired Next Business Day   Earned on Day
                                                         request is received
----------------------------------------------------------------------------
 (2) Government, Treasury Obligations and
  Premium Money Market Funds
 By:  5:00 p.m.--N.Y. time     Wired Same Business Day   Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After:  5:00 p.m.--N.Y. time  Wired Next Business Day   Earned on Day
                                                         request is received
----------------------------------------------------------------------------
 (3) Municipal Money Market Fund
 By:  12:00 noon--N.Y. time    Wired Same Business Day   Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After:  12:00 noon--N.Y. time Wired Next Business Day   Earned on Day
                                                         request is received
----------------------------------------------------------------------------
 (4) Tax-Free Money Market Fund
 By:  1:00 p.m.--N.Y. time     Wired Same Business Day   Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After:  1:00 p.m.--N.Y. time  Wired Next Business Day   Earned on Day
                                                         request is received
----------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordi-narily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the perfor-mance of intermediaries or the FST Administration Shareholder's Service Organ-ization in the transfer process. If a problem with such performance arises, the FST Administration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Administration Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are to be redeemed to allow them to purchase sufficient additional FST Administration Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to a Fund in order to avoid backup withholding on certain pay-ments. Other payments to you may be subject to non-resident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST ADMINISTRATION SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  24
Net Asset Value............................................................  25
Yield Information..........................................................  26
Organization and Shares of the Trust.......................................  27
Administration.............................................................  28
Purchase of Shares.........................................................  29
Reports to Shareholders....................................................  31
Distributions..............................................................  31
Exchanges..................................................................  31
Redemption of Shares.......................................................  32
Appendix................................................................... A-1



FSPROADMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                GOLDMAN SACHS
                              MONEY MARKET FUNDS

                              GOLDMAN SACHS
                            FINANCIAL SQUARE FUNDS

                              FST ADMINISTRATION
                                    SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                             GOLDMAN SACHS ASSET
                                  MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                   GOLDMAN SACHS FINANCIAL SQUARE FUNDS
                              FST SERVICE SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment com-pany (a "mutual fund") which includes the Goldman Sachs Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Service shares of beneficial interest ("FST Service Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Fund. Securities of the U.S. Government, its agencies, au-thorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Fund. Securities of the U.S. Government, its agencies, authori-ties and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, munic-ipalities and other entities, and repurchase agreements.

  Premium Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements. In order to ob-tain a rating from a rating organization, the Fund will observe special in-vestment restrictions.

  Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Trea-sury and repurchase agreements relating to such securities.

  Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Trea-sury, the interest income from which is generally exempt from state income taxation.

  Government Fund. Securities of the U.S. Government, its agencies, authori-ties, and instrumentalities, and repurchase agreements relating to such secu-rities.

  Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Tax-Free Money Market Fund. Securities issued by or on behalf of states, territories and possessions of the United States and their political subdivi-sions, agencies, authorities and instrumentalities, and the District of Colum-bia, the interest from which, if any, is, in the opinion of bond counsel, ex-cluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Municipal Money Market Fund. Securities issued by or on behalf of states, territories and possessions of the United States and their political subdivi-sions, agencies, authorities and instrumentalities, and the District of Colum-bia, the interest from which, if any, is, in the opinion of bond counsel, ex-cluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION............ Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Service Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated May 1, 1998, as amended or supplemented from time to time, is available upon request without charge from Service Orga-nizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVEST-MENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1998.

                         SHAREHOLDER AND FUND EXPENSES
                              FST SERVICE SHARES

                                                                   PREMIUM                                            TAX-FREE
                                                   PRIME    MONEY   MONEY   TREASURY    TREASURY                       MONEY
                                                OBLIGATIONS MARKET MARKET  OBLIGATIONS INSTRUMENTS GOVERNMENT FEDERAL  MARKET
                                                   FUND      FUND   FUND      FUND        FUND        FUND     FUND     FUND
                                                ----------- ------ ------- ----------- ----------- ---------- ------- --------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed
  on Purchases.................                    None      None   None      None        None        None     None     None
 Sales Charge Imposed on
  Reinvested Distributions.....                    None      None   None      None        None        None     None     None
 Deferred Sales Load Imposed
  on Redemptions...............                    None      None   None      None        None        None     None     None
 Exchange Fee..................                    None      None   None      None        None        None     None     None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of average daily net assets)
 Management Fees (after limitations) (2) .         0.17%     0.17%  0.17%     0.17%       0.17%       0.17%    0.17%    0.17%
 Other Expenses
 Service Fees................                      0.50%     0.50%  0.50%     0.50%       0.50%       0.50%    0.50%    0.50%
 Other Expenses (after
  expense limitations) (3)...                      0.01%     0.01%  0.01%     0.01%       0.01%       0.01%    0.01%    0.01%
                                                   ----      ----   ----      ----        ----        ----     ----     ----
TOTAL OPERATING EXPENSES (4)...                    0.68%     0.68%  0.68%     0.68%       0.68%       0.68%    0.68%    0.68%
                                                   ====      ====   ====      ====        ====        ====     ====     ====
                                                MUNICIPAL
                                                  MONEY
                                                 MARKET
                                                  FUND
                                                ---------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed
  on Purchases.................                   None
 Sales Charge Imposed on
  Reinvested Distributions.....                   None
 Deferred Sales Load Imposed
  on Redemptions...............                   None
 Exchange Fee..................                   None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of average daily net assets)
 Management Fees (after limitations) (2) .        0.17%
 Other Expenses
 Service Fees................                     0.50%
 Other Expenses (after
  expense limitations) (3)...                     0.01%
                                                ---------
TOTAL OPERATING EXPENSES (4)...                   0.68%
                                                =========

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Fund.....................  $ 7     $22     $38     $85
     Money Market Fund..........................   $7     $22     $38     $85
     Premium Money Market Fund..................  $ 7     $22     N/A     N/A
     Treasury Obligations Fund..................  $ 7     $22     $38     $85
     Treasury Instruments Fund..................  $ 7     $22     $38     $85
     Government Fund............................  $ 7     $22     $38     $85
     Federal Fund...............................  $ 7     $22     $38     $85
     Tax-Free Money Market Fund.................  $ 7     $22     $38     $85
     Municipal Money Market Fund................  $ 7     $22     N/A     N/A

-------

(1) Based on estimated amounts for the current fiscal year for the Premium Money Market and Municipal Money Market Funds.

(2) The Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Adviser has voluntarily agreed to reduce or limit certain other ex-penses (excluding management fees, fees payable to Service Organizations, as defined herein, taxes, interest and brokerage and litigation, indemni-fication and other extraordinary expenses) to the extent such expenses ex-ceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Prime Obligations, Money Market, Treasury Obliga-tions, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds for the year ended December 31, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Prime Obligations Fund....................................    .025%      .73%
   Money Market Fund.........................................    .025%      .73%
   Treasury Obligations Fund.................................    .025%      .73%
   Treasury Instruments Fund.................................    .085%      .79%
   Government Fund...........................................    .035%      .74%
   Federal Fund..............................................    .065%      .77%
   Tax-Free Money Market Fund................................    .035%      .74%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Premium Money Market and Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Premium Money Market Fund.................................    .225%      .93%
   Municipal Money Market Fund...............................    .285%      .99%

  As of the date of this Prospectus the Adviser has no intention of modifying or discontinuing any of the limitations set forth above, but may do so in the future at its discretion. The information set forth in the foregoing table and hypothetical example relates only to FST Service Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Administration Shares. The other classes of the Funds are subject to different fees and ex-penses (which affect performance) and are entitled to different services. In-formation regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of FST Service Shares in connection with their custom-ers' accounts. See "Additional Services" in this Prospectus and the Statement of Additional Information. Such fees, if any, may affect the return such cus-tomers realize with respect to their investments.

  Certain Service Organizations may also receive other compensation in connec-tion with the sale and distribution of Service Shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Additional Services" in this Prospectus and the State-ment of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                             FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, indepen-dent public accountants, whose report appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Municipal Money Market Fund had no operations during the periods shown. Ac-cordingly, there are no selected per share data and ratios presented for this Fund.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout The Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
         ------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........    $1.00    $0.0235       $--         $0.0235     $(0.0235)     $1.00     5.73%(b)
1997-FST Pre-
ferred shares...     1.00     0.0228        --          0.0228      (0.0228)      1.00     5.62 (b)
1997-FST Admin-
istration
shares..........     1.00     0.0223        --          0.0223      (0.0223)      1.00     5.47 (b)
1997-FST Service
shares..........     1.00     0.0217        --          0.0217      (0.0217)      1.00     5.20 (b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
         ------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........      0.08%(b)     5.59%(b) $218,192     0.43%(b)      5.24%(b)
1997-FST Pre-
ferred shares...      0.18 (b)     5.50 (b)      558     0.53 (b)      5.15 (b)
1997-FST Admin-
istration
shares..........      0.33 (b)     5.33 (b)    1,457     0.68 (b)      4.98 (b)
1997-FST Service
shares..........      0.58 (b)     5.17 (b)      814     0.93 (b)      4.82 (b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                    RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT               AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL        NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0546       $ --        $0.0546     $(0.0546)     $1.00     5.60%        0.18%        5.46%
1997-FST Pre-
ferred shares...     1.00     0.0538         --         0.0538      (0.0538)      1.00     5.50         0.28         5.38
1997-FST Admin-
istration
shares..........     1.00     0.0522         --         0.0522      (0.0522)      1.00     5.34         0.43         5.22
1997-FST Service
shares..........     1.00     0.0498         --         0.0498      (0.0498)      1.00     5.08         0.68         4.97
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41         0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)      0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14         0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88         0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02         0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75         0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49         0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)      0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18         0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66         0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75         0.18         3.60
1993-FST Admin-
istration
shares(c).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23         0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99         0.18         5.72
1992-FST Service
shares(c).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........  $3,867,739    0.23%        5.41%
1997-FST Pre-
ferred shares...     152,767    0.33         5.33
1997-FST Admin-
istration
shares..........     241,607    0.48         5.17
1997-FST Service
shares..........     176,133    0.73         4.92
1996-FST shares.   3,901,797    0.23         5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48         5.01
1996-FST Service
shares..........     115,114    0.73         4.73
1995-FST shares.   3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........     147,894    0.47         5.55
1995-FST Service
shares..........      65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)      4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)      4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      35,250    0.50         2.78
1994-FST Service
shares..........      14,001    0.75         2.53
1993-FST shares.     813,126    0.25         3.53
1993-FST Admin-
istration
shares(c).......       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........         336    0.75         2.94
1992-FST shares.     917,073    0.27         5.63
1992-FST Service
shares(c).......         118    0.74(b)      4.02(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced March 8, 1990, May 1, 1996, November 9, 1992 and January 8, 1992, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
----------------
1997-FST
shares..........    $1.00    $0.0550      $   --       $0.0550     $(0.0550)     $1.00     5.63%        0.18%        5.50%
1997-FST Pre-
ferred shares...     1.00     0.0544          --        0.0544      (0.0544)      1.00     5.53         0.28         5.44
1997-FST Admin-
istration
shares..........     1.00     0.0526          --        0.0526      (0.0526)      1.00     5.37         0.43         5.26
1997-FST Service
shares..........     1.00     0.0499          --        0.0499      (0.0499)      1.00     5.11         0.68         4.99
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45         0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348          --        0.0348      (0.0348)      1.00     5.31(b)      0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19         0.43         5.04
1996-FST Service
shares..........     1.00     0.0484          --        0.0484      (0.0484)      1.00     4.93         0.68         4.84
1995-FST shares.     1.00     0.0589          --        0.0589      (0.0589)      1.00     6.07         0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561          --        0.0561      (0.0561)      1.00     5.80         0.40         5.61
1995-FST Service
shares(c).......     1.00     0.0231          --        0.0231      (0.0231)      1.00     5.41(b)      0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(c).......     1.00     0.0305          --        0.0305      (0.0305)      1.00     4.91(b)      0.11(b)      4.88(b)
1994-FST
Administration
shares(c).......     1.00     0.0298          --        0.0298      (0.0298)      1.00     4.65(b)      0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
----------------
1997-FST
shares..........  $4,346,519    0.23%        5.45%
1997-FST Pre-
ferred shares...      20,258    0.33         5.39
1997-FST Admin-
istration
shares..........     221,256    0.48         5.21
1997-FST Service
shares..........     316,304    0.73         4.94
1996-FST shares.   2,540,366    0.23         5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)      5.18(b)
1996-FST
Administration
shares..........     165,766    0.48         4.99
1996-FST Service
shares..........     234,376    0.73         4.79
1995-FST shares.   2,069,197    0.23         5.81
1995-FST
Administration
shares..........     137,412    0.48         5.53
1995-FST Service
shares(c).......       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(c).......     862,971    0.25(b)      4.74(b)
1994-FST
Administration
shares(c).......      66,560    0.50(b)      4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced May 18, 1994, May 1, 1996, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                     RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                           RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)     ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0536      $0.0001      $0.0537     $(0.0537)       $1.00       5.50%        0.18%        5.36%
1997-FST Pre-
ferred shares ..     1.00     0.0532       0.0001       0.0533      (0.0533)        1.00       5.40         0.28         5.32
1997-FST Admin-
istration shares
 ................     1.00     0.0512       0.0001       0.0513      (0.0513)        1.00       5.24         0.43         5.12
1997-FST Service
shares .........     1.00     0.0487       0.0001       0.0488      (0.0488)        1.00       4.98         0.68         4.87
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35         0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)      0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09         0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83         0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96         0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69         0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43         0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)      0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)      0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)      0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11         0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85         0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60         0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69         0.18         3.42
1993-FST
Administration
shares(c) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)      0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17         0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84         0.18         5.49
1992-FST Service
shares(c).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)      0.68(b)      3.77(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)      0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........  $2,217,943    0.23%        5.31%
1997-FST Pre-
ferred shares ..     245,355    0.33         5.27
1997-FST Admin-
istration shares
 ................     738,865    0.48         5.07
1997-FST Service
shares .........     312,991    0.73         4.82
1996-FST shares.   2,291,051    0.24         5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)      5.05(b)
1996-FST
Administration
shares..........     536,895    0.49         4.91
1996-FST Service
shares..........     220,560    0.74         4.66
1995-FST shares.   1,587,715    0.23         5.68
1995-FST
Administration
shares..........     283,186    0.48         5.42
1995-FST Service
shares..........     139,117    0.73         5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)      4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)      4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)      3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24         2.94
1994-FST
Administration
shares..........      24,485    0.49         2.69
1994-FST Service
shares..........      35,656    0.74         2.44
1993-FST shares.     776,181    0.26         3.34
1993-FST
Administration
shares(c) ......           1    0.51(b)      2.75(b)
1993-FST Service
shares..........       5,155    0.76         2.88
1992-FST shares.     413,171    0.28         5.39
1992-FST Service
shares(c).......       3,634    0.78(b)      3.67(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     229,988    0.34(b)      7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 25, 1990, May 1, 1996, January 21, 1993 and October 15, 1991, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout The Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......    $1.00    $0.0423      $0.0004      $0.0427     ($0.0427)     $1.00     5.25%(b)      0.18%(b)     5.09%(b)
1997-FST Pre-
ferred
shares (c)......     1.00     0.0296          --        0.0296      (0.0296)      1.00     5.13(b)       0.28(b)      5.00(b)
1997-FST Admin-
istration
shares (c)......     1.00     0.0364       0.0003       0.0367      (0.0367)      1.00     4.99(b)       0.43(b)      4.84(b)
1997-FST Service
shares (c)......     1.00     0.0380       0.0003       0.0383      (0.0383)      1.00     4.71(b)       0.68(b)      4.62(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......  $496,419     0.29%(b)      4.98%(b)
1997-FST Pre-
ferred
shares (c)......         2     0.39(b)       4.89(b)
1997-FST Admin-
istration
shares (c)......     4,159     0.54(b)       4.73(b)
1997-FST Service
shares (c)......    20,177     0.79(b)       4.51(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                   INCOME FROM INVESTMENT OPERATIONS
                                ----------------------------------------
                      NET ASSET                                 TOTAL                                          RATIO OF NET
                      VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET              EXPENSES TO
                      BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL    AVERAGE NET
                      OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)     ASSETS
          -----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST shares......   $1.00    $0.0541        $   --         $0.0541     $(0.0541)      $1.00       5.54%        0.18%
1997-FST Preferred
shares...............    1.00     0.0534            --          0.0534      (0.0534)       1.00       5.43         0.28
1997-FST Administra-
tion shares..........    1.00     0.0515            --          0.0515      (0.0515)       1.00       5.28         0.43
1997-FST Service
shares...............    1.00     0.0491            --          0.0491      (0.0491)       1.00       5.02         0.68
1996-FST shares......    1.00     0.0525        0.0001          0.0526      (0.0526)       1.00       5.38         0.18
1996-FST Preferred
shares(c)............    1.00     0.0344        0.0001          0.0345      (0.0345)       1.00       5.26(b)      0.28(b)
1996-FST Administra-
tion shares..........    1.00     0.0501        0.0001          0.0502      (0.0502)       1.00       5.12         0.43
1996-FST Service
shares...............    1.00     0.0474        0.0001          0.0475      (0.0475)       1.00       4.86         0.68
1995-FST shares......    1.00     0.0581        0.0001          0.0582      (0.0582)       1.00       6.00         0.18
1995-FST Administra-
tion shares..........    1.00     0.0554        0.0001          0.0555      (0.0555)       1.00       5.74         0.43
1995-FST Service
shares(c)............    1.00     0.0320          --            0.0320      (0.0320)       1.00       5.40(b)      0.68(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(d)...    1.00     0.0424          --            0.0424      (0.0424)       1.00       4.36(b)      0.15(b)
1994-FST Administra-
tion shares(d).......    1.00     0.0426          --            0.0426      (0.0426)       1.00       4.10(b)      0.40(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST shares(c)...    1.00     0.0256        0.0001          0.0257      (0.0257)       1.00       3.14(b)      0.08(b)
1993-FST Administra-
tion shares(c).......    1.00     0.0120        0.0001          0.0121      (0.0121)       1.00       2.87(b)      0.35(b)
                                                    RATIOS ASSUMING NO
                                                  WAIVER OF FEES AND NO
                                                   EXPENSE LIMITATIONS
                                                 ------------------------
                      RATIO OF NET                           RATIO OF NET
                       INVESTMENT       NET       RATIO OF    INVESTMENT
                       INCOME TO   ASSETS AT END EXPENSES TO  INCOME TO
                      AVERAGE NET    OF PERIOD   AVERAGE NET AVERAGE NET
                         ASSETS     (IN 000'S)     ASSETS       ASSETS
          -----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST shares......     5.41%     $1,478,539      0.24%        5.35%
1997-FST Preferred
shares...............     5.34           7,147      0.34         5.28
1997-FST Administra-
tion shares..........     5.15         299,804      0.49         5.09
1997-FST Service
shares...............     4.91         580,200      0.74         4.85
1996-FST shares......     5.25         858,769      0.24         5.19
1996-FST Preferred
shares(c)............     5.14(b)          112      0.34(b)      5.08(b)
1996-FST Administra-
tion shares..........     5.01         145,108      0.49         4.95
1996-FST Service
shares...............     4.74         223,554      0.74         4.68
1995-FST shares......     5.81         743,884      0.24         5.75
1995-FST Administra-
tion shares..........     5.54          82,386      0.49         5.48
1995-FST Service
shares(c)............     5.08(b)       14,508      0.74(b)      5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(d)...     4.64(b)      258,350      0.25(b)      4.54(b)
1994-FST Administra-
tion shares(d).......     4.67(b)       54,253      0.50(b)      4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST shares(c)...     3.10(b)       44,697      0.59(b)      2.59(b)
1993-FST Administra-
tion shares(c).......     2.85(b)       14,126      0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 6, 1993, May 1, 1996, September 1, 1993 and May 16, 1995, respectively.

(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout The Period
Federal Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
        ---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......    $1.00    $0.0454       $--        $0.0454     $(0.0454)     $1.00     5.51%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred
shares(c).......     1.00     0.0311        --         0.0311      (0.0311)      1.00     5.43(b)       0.28(b)      5.26(b)
1997-FST Admin-
istration
shares(c).......     1.00     0.0388        --         0.0388      (0.0388)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares(c).......     1.00     0.0379        --         0.0379      (0.0379)      1.00     5.00(b)       0.68(b)      4.78(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
        ---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......  $1,125,681    0.27%(b)      5.30%(b)
1997-FST Pre-
ferred
shares(c).......     194,375    0.37(b)       5.17(b)
1997-FST Admin-
istration
shares(c).......     625,334    0.52(b)       5.06(b)
1997-FST Service
shares(c).......     228,447    0.77(b)       4.69(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                     NET                      NET         TOTAL                                                       RATIO OF NET
                    ASSET     NET          REALIZED      INCOME                     NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00   $     0.0350     $     --   $     0.0350    $(0.0350)     $1.00      3.54%       0.18%        3.50%
1997-FST Pre-
ferred shares...     1.00         0.0339           --         0.0339     (0.0339)      1.00      3.43        0.28         3.39
1997-FST Admin-
istration
shares..........     1.00         0.0327           --         0.0327     (0.0327)      1.00      3.28        0.43         3.27
1997-FST Service
shares..........     1.00         0.0301           --         0.0301     (0.0301)      1.00      3.02        0.68         3.01
1996-FST shares.     1.00         0.0335           --         0.0335     (0.0335)      1.00      3.39        0.18         3.35
1996-FST Pre-
ferred
shares(c).......     1.00         0.0218           --         0.0218     (0.0218)      1.00      3.30(b)     0.28(b)      3.26(b)
1996-FST Admin-
istration
shares..........     1.00         0.0310           --         0.0310     (0.0310)      1.00      3.13        0.43         3.10
1996-FST Service
shares..........     1.00         0.0285           --         0.0285     (0.0285)      1.00      2.88        0.68         2.85
1995-FST shares.     1.00         0.0381           --         0.0381     (0.0381)      1.00      3.89        0.14         3.81
1995-FST Admin-
istration
shares..........     1.00         0.0354           --         0.0354     (0.0354)      1.00      3.63        0.39         3.54
1995-FST Service
shares..........     1.00         0.0332           --         0.0332     (0.0332)      1.00      3.38        0.64         3.32
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(c).......     1.00         0.0156           --         0.0156     (0.0156)      1.00      3.41(b)     0.07(b)      3.42(b)
1994-FST Admin-
istration
shares(c).......     1.00         0.0136           --         0.0136     (0.0136)      1.00      3.19(b)     0.32(b)      3.25(b)
1994-FST Service
shares(c).......     1.00         0.0091           --         0.0091     (0.0091)      1.00      3.11(b)     0.57(b)      3.32(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                    END OF   EXPENSES TO  INCOME TO
                    PERIOD   AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........   $939,407     0.24%        3.44%
1997-FST Pre-
ferred shares...     35,152     0.34         3.33
1997-FST Admin-
istration
shares..........    103,049     0.49         3.21
1997-FST Service
shares..........     42,578     0.74         2.95
1996-FST shares.    440,838     0.23         3.30
1996-FST Pre-
ferred
shares(c).......     28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares..........     51,661     0.48         3.05
1996-FST Service
shares..........     19,855     0.73         2.80
1995-FST shares.    448,367     0.24         3.71
1995-FST Admin-
istration
shares..........     20,939     0.49         3.44
1995-FST Service
shares..........     19,860     0.74         3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(c).......    183,570     0.31(b)      3.18(b)
1994-FST Admin-
istration
shares(c).......      2,042     0.56(b)      3.01(b)
1994-FST Service
shares(c).......      2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced July 19, 1994, May 1, 1996, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Fund is a separate pool of assets which pursues its in-vestment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for Federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX-ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities that either (a) are rated in the highest short-term rating category by at least two NRSROs (as de-fined below), or if only one NRSRO has assigned a rating, by that NRSRO; or
(b) have been issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Govern-ment Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an en-tity with such ratings. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
  Prime                ^^          ^^     ^             ^^           ^                 ^^       ^
   Obligations                            ^U.S. banks                ^U.S.
                                          only                       entities
                                                                     only
------------------------------------------------------------------------------------------------------------------------
  Money Market         ^^          ^^     ^             ^            ^                 ^^       ^                 ^
                                          ^Over 25% of  ^U.S. and    ^U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        ^^          ^^     ^             ^            ^                 ^^           ^^            ^
   Market                                 ^Over 25% of  ^U.S. and    ^U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Treasury
   Obligations         ^^                                                              ^^
------------------------------------------------------------------------------------------------------------------------
  Treasury
   Instruments         ^^
------------------------------------------------------------------------------------------------------------------------
  Government           ^^          ^^                                                  ^^
------------------------------------------------------------------------------------------------------------------------
  Federal              ^^          ^^                                               (Does
                                                                                    not
                                                                                    intend
                                                                                    to
                                                                                    invest)
------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money
   Market                                               ^
                                                        ^Tax-
                                                        exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
  Municipal Money
   Market                                               ^
                                                        ^Tax-
                                                        exempt
                                                        only

Note:   See "Description of Securities and Investment Techniques" for a de-
       scription of, and certain criteria applicable to, each of these catego-ries of investments.
    + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.



                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier        Up to 10% of             federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                       Taxable
                               Tier        Up to 10% of             federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                       Taxable
                               Tier        Up to 10% of             federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]
                               Tier        Up to 10% of             Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                                                                            Under
                               First       [ ]                      Taxable        extraordinary
                               Tier        Up to 10% of             federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------
            [ ]                First or   [ ]                [ ]    Tax-exempt     May (but does
            At least 80% of    Second      Up to 10% of             federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            tax-exempt                    in other                  state***       invest up to 20%
            Municipal                     investment                               in AMT
            Instruments                   companies                                securities and
            (except in                                                             may temporarily
            extraordinary                                                          invest in the
            circumstances)                                                         taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------
            [ ]                First or   [ ]                [ ]    Tax-exempt     May invest up to
            At least 80% of    Second      Up to 10% of             federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            tax-exempt                    in other                  state***       may temporarily
            Municipal                     investment                               invest in the
            Instruments                   companies                                taxable money
            (except in                                                             market
            extraordinary                                                          instruments
            circumstances)                                                         described herein

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

 **** To the extent permitted by Rule 2a-7, a Fund holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the in-vestment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 bil-lion in total assets at the time of purchase. Such obligations may also in-clude debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included in-creased competition from other types of financial institutions, increased ac-quisition activity and geographic expansion. Banks may be particularly suscep-tible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial condi-tions of banks. See "Foreign Risks" below.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan con-tracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receiv-ables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent con-sistent with its investment objectives and policies, each of the Prime Obliga-tions, Money Market and Premium Money Market Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The is-suers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity sup-ports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are in-terests in a pool of debt obligations held by a bank or other financial insti-tution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal Instruments include: fixed rate notes and sim-ilar debt instruments, variable and floating rate demand instruments, tax-ex-empt commercial paper, municipal bonds and unrated notes, paper, bonds and other instruments.

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a de-fensive posture. Investments in taxable money market instruments will be lim-ited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may also invest in Municipal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (private activity bonds), the interest from which would be an item of tax preference when distributed as "exempt-in-terest dividends" to shareholders under the federal alternative minimum tax. See "Taxes" and "Distributions." The Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. The Tax-Free Money Market Fund does not currently intend to invest in such bonds. If Tax-Free Money Mar-ket Fund's policy not to invest in private activity bonds should change in the future, such investments would not exceed 20% of Tax-Free Money Market Fund's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Funds, however, do not intend to invest more than 25% of the value of their respective total assets in industrial develop-ment bonds or similar obligations where the non-governmental entities supply-ing the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit or other forms of credit enhancement, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Fund that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations. See "Foreign Risks" above. In addition, these Funds may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, prin-cipal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may enter into repur-chase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, in-cluding accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associ-ated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund (other than the Treasury Instruments Fund), together with other registered in-vestment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repur-chase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settlement date. Alterna-tively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the secu-rity to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commit-ment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to set-tlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Fund's investments in securities of other investment com-panies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Fund ac-quiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securi-ties of all investment companies. Each Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Such other investment companies will have investment ob-jectives, policies and restrictions substantially similar to those of the ac-quiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relat-ing to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. The Treasury Obligations Fund's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pur-suant to Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing re-striction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional in-vestments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Funds' Management Agreement, GSAM continually manages each Fund, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Fund's business affairs and per-forms various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                     OR PERIOD
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1997
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%        .07%
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%        .17%
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%        .17%
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1997, the Municipal Money Market Fund had not commenced operations.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated and actual fees paid by the Funds re-flects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed not to impose a portion of its management fee and/or to reduce or otherwise limit the total operating expenses of each Fund (excluding fees payable under the Funds' service and administration plans for certain share classes, taxes, interest, brokerage and litigation, indemnifica-tion and other extraordinary expenses). As of the date of this prospectus, GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to proc-ess securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000. Currently, the Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Adviser has sought assurances from the Funds' other service providers that they are taking the steps neces-sary so that they do not experience Year 2000 Problems, and the Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Adviser and the Funds' other service prov-iders will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Mu-nicipal Money Market Fund intends to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversifi-cation of its assets and distribution of its income to shareholders. As a reg-ulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing require-ments of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income, will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. Such long-term capital gain will consti-tute a 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Funds will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of any Fund whether re-ceived in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if re-ceived on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Funds for federal income tax purposes, including any distribu-tions that may constitute a return of capital or any distributions that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be consid-ered in computing the corporate federal alternative minimum tax, and the ex-tent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing shares of these Funds. Interest incurred to pur-chase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities. It is ex-pected that a Fund will be unable to pass such taxes through to its sharehold-ers, who therefore are not expected to be able to include such taxes in income or be entitled to claim foreign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption may be available to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Premium Money Market Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Premium Money Market Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributed to each class of shares and dividing by the number of shares of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders re-ceived after the Fund's closing time. On days any Fund closes early, purchase and redemption orders received after the Fund's closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the in-vestment at the end of the relevant period. Each Fund may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertise-ment). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Funds' performance quotations do not reflect any fees charged by an institution to its customer accounts in connection with invest-ments in the Funds.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such class. All shares are freely transferable and have no preemptive, sub-scription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be en-titled to a number of votes based upon the net asset values represented by their shares.

  As of April 3, 1998, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 36.70% of the outstanding shares of Trea-sury Instruments Fund and BankBoston, P.O. Box 1130, Boston, MA 02103, owned of record 31.95% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              ADDITIONAL SERVICES

  Each Fund has adopted a Service Plan with respect to the FST Service Shares which authorizes it to compensate certain institutions for providing account administration and personal and account maintenance services to their custom-ers who are beneficial owners of such shares (each a "Service Organization"). Each Fund will enter into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .50% (on an annualized basis) of the average daily net as-set value of the FST Service Shares of that Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services may not exceed
 .25% of such average daily net assets. The services provided by a Service Or-ganization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Service Shares of a Fund for its customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.


  The Trust may authorize certain Service Organizations to accept on the Trust's behalf purchase, redemption and exchange orders placed by their cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Or-ganization or intermediary on a Business Day. The order will be priced at a Fund's net asset value per share next determined after such acceptance and the transmission of the order and purchase payment in immediately available funds to the Trust or its designee. The Service Organization or intermediary will be responsible for transmitting accepted orders and payments to the Trust within the period agreed upon by them. A customer should contact its Service Organi-zation to learn whether it is authorized to accept orders for the Trust. Serv-ice Organizations that are authorized to accept orders for the Trust may re-ceive payments from the Funds or Goldman Sachs that are in addition to the payments payable by the Trust under the Service Plan.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of FST Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Serv-ice Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to the owners' Service Organization.

  The Adviser, Distributor, and/or their affiliates may pay other compensa-tion, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connec-tion with the sale and/or servicing of FST Service Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of FST Service Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organi-zations depending upon such factors as the amounts their customers have in-vested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further informa-tion, see the Statement of Additional Information.

  For the fiscal year ended December 31, 1997, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Premium Money Market Fund, Treasury Obli-gations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund paid Service Organizations fees at the annual rate of .50% of each Fund's average daily net assets attributable to FST Service Shares. As of December 31, 1997, the Municipal Money Market Fund had not com-menced operations.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Service Shares will be Service Organizations or their nominees, which may purchase FST Service Shares of the Funds through Goldman Sachs. Customers of Service Organizations may in-vest in such shares only through their Service Organizations.

  As set forth below, FST Service Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. (See "Additional Services" for a description of the limited situations where a Service Organization or other intermediary may be autho-rized to accept orders for the Funds). Purchase orders may be made by tele-phoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("North-ern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Service Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of re-ceipt and that checks will be converted to federal funds within two Business Days after receipt. FST Service Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer. Purchase orders are effected at the net asset value next deter-mined after receipt of the purchase order and payment in federal funds.

  FST Service Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Service Shares purchased as follows:

-------------------------------------------------------------------------------

   IF AN EFFECTIVE ORDER IS RECEIVED                DIVIDENDS BEGIN
   ---------------------------------                ---------------
       (1)  Taxable and Tax-Advantaged Funds (except Government,
            Treasury Obligations and Premium Money Market Funds)
   By: 3:00 p.m.--N.Y. time                         Same Business Day
---------------------------------------------------------------------

   After: 3:00 p.m.--N.Y. time                      Next Business Day
---------------------------------------------------------------------

       (2)  Government, Treasury Obligations and
            Premium Money Market Funds
   By: 5:00 p.m.--N.Y. time                         Same Business Day
---------------------------------------------------------------------

   After: 5:00 p.m.--N.Y. time                      Next Business Day
---------------------------------------------------------------------

       (3)  Municipal Money Market Fund
   By: 1:00 p.m.--N.Y. time                         Same Business Day
---------------------------------------------------------------------

   After: 1:00 p.m.--N.Y. time                      Next Business Day
---------------------------------------------------------------------

       (4)  Tax-Free Money Market Fund
   By: 2:00 p.m.--N.Y. time                         Same Business Day
---------------------------------------------------------------------

   After: 2:00 p.m.--N.Y. time                      Next Business Day
---------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Service Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's trans-fer agent, will maintain a complete record of transactions and FST Service Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM AND SUBSEQUENT INVESTMENTS AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. The Trust requires no minimum amount for subsequent investments. Orders for the purchase of additional FST Service Shares should be accompanied by information identifying the account and the Fund in which FST Service Shares are to be purchased. A Service Organ-ization may impose a minimum amount for initial and subsequent investments in FST Service Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services ren-dered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Service Shares in connection with sweep account programs.


                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Service Shares of each Fund, including Service Organizations who hold such shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for provid-ing similar services to their own customers who are the beneficial owners of such shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (normally, but not always, as of 4:00 p.m. New York time for each Fund other than the Government, Treasury Obligations and Premium Money Market Funds and normally, but not always, as of 5:00 p.m. New York time for the Gov-ernment, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Service Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distri-butions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions nor-mally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distribu-tions. Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Service Shares of each Fund may be exchanged by Service Organizations for shares of the corresponding class of any Fund or portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Service Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the timely transmittal of redemption requests by their custom-ers to Goldman Sachs. In order to facilitate timely transmittal of redemption requests, Service Organizations have established procedures by which redemp-tion requests must be made and times by which redemption requests must be re-ceived by them. Additional documentation may be required when deemed appropri-ate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. (See "Additional Services" for a de-scription of the limited situations where a Service Organization or other in-termediary may be authorized to accept redemption requests for the Funds.) Re-demption requests by a Service Organization may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, At-tention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by tel-ephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among ac-counts with different names, addresses and social security or other taxpayer identification numbers must also be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be im-plemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange in-structions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Information.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by the recordholder of Service Shares. The payment of redemption proceeds for FST Service Shares recently purchased by check may be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Service Shares.

-------------------------------------------------------------------------------

                                     REDEMPTION PROCEEDS
   REDEMPTION REQUEST RECEIVED           ORDINARILY                DIVIDENDS
   ---------------------------       -------------------           ---------
   (1)   Taxable and Tax-Advantaged Funds (except Govern-
         ment, Treasury Obligations and Premium Money Market
         Funds)
By: 3:00 p.m.--N.Y. time        Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After: 3:00 p.m.--N.Y. time     Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
   (2)   Government, Treasury Obligations and
         Premium Money Market Funds
By: 5:00 p.m.--N.Y. time        Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After: 5:00 p.m.--N.Y. time     Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
(3)      Municipal Money Market Fund
By: 12:00 noon--N.Y. time       Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After: 12:00 noon--N.Y. time    Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
   (4)   Tax-Free Money Market Fund
By: 1:00 p.m.--N.Y. time        Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After: 1:00 p.m.--N.Y. time     Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordi-narily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the perfor-mance of intermediaries or the FST Service Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Service Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain an FST Serv-ice Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum de-scribed above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Service Shares are to be redeemed to allow them to purchase sufficient additional FST Service Shares to avoid such redemption.


                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to a Fund in order to avoid backup withholding on certain pay-ments. Other payments to you may be subject to non-resident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SERVICE SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  24
Net Asset Value............................................................  25
Yield Information..........................................................  26
Organization and Shares of the Trust.......................................  27
Additional Services........................................................  28
Purchase of Shares.........................................................  29
Reports to Shareholders....................................................  31
Distributions..............................................................  31
Exchanges..................................................................  32
Redemption of Shares.......................................................  32
Appendix................................................................... A-1



FSPROSVCMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                GOLDMAN SACHS
                              MONEY MARKET FUNDS

                              GOLDMAN SACHS
                            FINANCIAL SQUARE FUNDS

                              FST SERVICE SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                             GOLDMAN SACHS ASSET
                                  MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                   GOLDMAN SACHS FINANCIAL SQUARE FUNDS
                             FST PREFERRED SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment com-pany (a "mutual fund") which includes the Goldman Sachs Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Preferred shares of beneficial interest ("FST Preferred Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser (the "Adviser"). Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Fund. Securities of the U.S. Government, its agencies, au-thorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Fund. Securities of the U.S. Government, its agencies, authori-ties and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, munic-ipalities and other entities, and repurchase agreements.

  Premium Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements. In order to ob-tain a rating from a rating organization, the Fund will observe special in-vestment restrictions.

  Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Trea-sury and repurchase agreements relating to such securities.

  Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Trea-sury, the interest income from which is generally exempt from state income taxation.

  Government Fund. Securities of the U.S. Government, its agencies, authori-ties, and instrumentalities, and repurchase agreements relating to such secu-rities.

  Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Tax-Free Money Market Fund. Securities issued by or on behalf of states, territories and possessions of the United States and their political subdivi-sions, agencies, authorities and instrumentalities, and the District of Colum-bia, the interest from which, if any, is, in the opinion of bond counsel, ex-cluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Municipal Money Market Fund. Securities issued by or on behalf of states, territories and possessions of the United States and their political subdivi-sions, agencies, authorities and instrumentalities, and the District of Colum-bia, the interest from which, if any, is, in the opinion of bond counsel, ex-cluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION..............Goldman Sachs Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Preferred Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated May 1, 1998 as amended or supplemented from time to time, is available upon request without charge from Service Orga-nizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST PREFERRED SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUAR-ANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1998.

                         SHAREHOLDER AND FUND EXPENSES
                             FST PREFERRED SHARES

                                                  PREMIUM                                            TAX-FREE MUNICIPAL
                                  PRIME    MONEY   MONEY   TREASURY    TREASURY                       MONEY     MONEY
                               OBLIGATIONS MARKET MARKET  OBLIGATIONS INSTRUMENTS GOVERNMENT FEDERAL  MARKET   MARKET
                                  FUND      FUND   FUND      FUND        FUND        FUND     FUND     FUND     FUND
                               ----------- ------ ------- ----------- ----------- ---------- ------- -------- ---------
SHAREHOLDER TRANSACTION EX-
 PENSES
 Maximum Sales Charge Imposed
  on Purchases...............     None      None   None      None        None        None     None     None     None
 Sales Charge Imposed on
  Reinvested Distributions...     None      None   None      None        None        None     None     None     None
 Deferred Sales Load
  Imposed on Redemptions.....     None      None   None      None        None        None     None     None     None
 Exchange Fee................     None      None   None      None        None        None     None     None     None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of average
 daily net assets)
 Management Fees (after
  limitations) (2)...........     0.17%     0.17%  0.17%     0.17%       0.17%       0.17%    0.17%    0.17%    0.17%
 Other Expenses
  Preferred Administration
   Fees......................     0.10%     0.10%  0.10%     0.10%       0.10%       0.10%    0.10%    0.10%    0.10%
  Other Expenses (after
   expense limitation) (3)...     0.01%     0.01%  0.01%     0.01%       0.01%       0.01%    0.01%    0.01%    0.01%
                                  ----      ----   ----      ----        ----        ----     ----     ----     ----
TOTAL OPERATING EXPENSES (4).     0.28%     0.28%  0.28%     0.28%       0.28%       0.28%    0.28%    0.28%    0.28%
                                  ====      ====   ====      ====        ====        ====     ====     ====     ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Fund.....................  $ 3      $9     $16     $36
     Money Market Fund..........................  $ 3     $ 9     $16     $36
     Premium Money Market Fund..................  $ 3     $ 9     N/A     N/A
     Treasury Obligations Fund..................  $ 3     $ 9     $16     $36
     Treasury Instruments Fund..................  $ 3     $ 9     $16     $36
     Government Fund............................  $ 3     $ 9     $16     $36
     Federal Fund...............................  $ 3     $ 9     $16     $36
     Tax-Free Money Market Fund.................  $ 3     $ 9     $16     $36
     Municipal Money Market Fund................  $ 3     $ 9     N/A     N/A

-------

(1) Based on estimated amounts for the current fiscal year for the Premium Money Market and Municipal Money Market Funds.

(2) The Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Adviser has voluntarily agreed to reduce or limit certain other ex-penses (excluding management fees, fees payable to Service Organizations, as defined herein, taxes, interest and brokerage and litigation, indemni-fication and other extraordinary expenses) to the extent such expenses ex-ceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Prime Obligations, Money Market, Treasury Obliga-tions, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds for the year ended December 31, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Prime Obligations Fund....................................    .025%      .33%
   Money Market Fund.........................................    .025%      .33%
   Treasury Obligations Fund.................................    .025%      .33%
   Treasury Instruments Fund.................................    .085%      .39%
   Government Fund...........................................    .035%      .34%
   Federal Fund..............................................    .065%      .37%
   Tax-Free Money Market Fund................................    .035%      .34%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Premium Money Market and Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Premium Money Market Fund.................................    .225%      .53%
   Municipal Money Market Fund...............................    .285%      .59%

  As of the date of this Prospectus the Adviser has no intention of modifying or discontinuing any of the limitations set forth above, but may do so in the future at its discretion. The information set forth in the foregoing table and hypothetical example relates only to FST Preferred Shares of the Funds. The Funds also offer FST Shares, FST Administration Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect performance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales repre-sentative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of FST Preferred Shares in connection with their custom-ers' accounts. See "Administration" in this Prospectus and the Statement of Additional Information. Such fees, if any, may affect the return such custom-ers realize with respect to their investments.

  Certain Service Organizations may also receive other compensation in connec-tion with the sale and distribution of Preferred Shares or for services to their customers' accounts and/or the Funds. For additional information regard-ing such compensation, see "Administration" in this Prospectus and the State-ment of Additional Information.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--The Adviser."

                             FINANCIAL HIGHLIGHTS

  The following information has been audited by Arthur Andersen LLP, indepen-dent public accountants, whose report appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Municipal Money Market Fund had no operations during the periods shown. Ac-cordingly, there are no selected per share data and ratios presented for this Fund.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout The Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
         ------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........    $1.00    $0.0235       $--         $0.0235     $(0.0235)     $1.00     5.73%(b)
1997-FST Pre-
ferred shares...     1.00     0.0228        --          0.0228      (0.0228)      1.00     5.62 (b)
1997-FST Admin-
istration
shares..........     1.00     0.0223        --          0.0223      (0.0223)      1.00     5.47 (b)
1997-FST Service
shares..........     1.00     0.0217        --          0.0217      (0.0217)      1.00     5.20 (b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
         ------------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........      0.08%(b)     5.59%(b) $218,192     0.43%(b)      5.24%(b)
1997-FST Pre-
ferred shares...      0.18 (b)     5.50 (b)      558     0.53 (b)      5.15 (b)
1997-FST Admin-
istration
shares..........      0.33 (b)     5.33 (b)    1,457     0.68 (b)      4.98 (b)
1997-FST Service
shares..........      0.58 (b)     5.17 (b)      814     0.93 (b)      4.82 (b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                    RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT               AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL        NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0546       $ --        $0.0546     $(0.0546)     $1.00     5.60%        0.18%        5.46%
1997-FST Pre-
ferred shares...     1.00     0.0538         --         0.0538      (0.0538)      1.00     5.50         0.28         5.38
1997-FST Admin-
istration
shares..........     1.00     0.0522         --         0.0522      (0.0522)      1.00     5.34         0.43         5.22
1997-FST Service
shares..........     1.00     0.0498         --         0.0498      (0.0498)      1.00     5.08         0.68         4.97
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41         0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)      0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14         0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88         0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02         0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75         0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49         0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)      0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)      0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)      0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18         0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92         0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66         0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75         0.18         3.60
1993-FST Admin-
istration
shares(c).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)      0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23         0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99         0.18         5.72
1992-FST Service
shares(c).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)      0.66(b)      4.10(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)      0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........  $3,867,739    0.23%        5.41%
1997-FST Pre-
ferred shares...     152,767    0.33         5.33
1997-FST Admin-
istration
shares..........     241,607    0.48         5.17
1997-FST Service
shares..........     176,133    0.73         4.92
1996-FST shares.   3,901,797    0.23         5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48         5.01
1996-FST Service
shares..........     115,114    0.73         4.73
1995-FST shares.   3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........     147,894    0.47         5.55
1995-FST Service
shares..........      65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)      4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)      4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      35,250    0.50         2.78
1994-FST Service
shares..........      14,001    0.75         2.53
1993-FST shares.     813,126    0.25         3.53
1993-FST Admin-
istration
shares(c).......       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........         336    0.75         2.94
1992-FST shares.     917,073    0.27         5.63
1992-FST Service
shares(c).......         118    0.74(b)      4.02(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced March 8, 1990, May 1, 1996, November 9, 1992 and January 8, 1992, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)     ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
----------------
1997-FST
shares..........    $1.00    $0.0550      $   --       $0.0550     $(0.0550)     $1.00     5.63%        0.18%        5.50%
1997-FST Pre-
ferred shares...     1.00     0.0544          --        0.0544      (0.0544)      1.00     5.53         0.28         5.44
1997-FST Admin-
istration
shares..........     1.00     0.0526          --        0.0526      (0.0526)      1.00     5.37         0.43         5.26
1997-FST Service
shares..........     1.00     0.0499          --        0.0499      (0.0499)      1.00     5.11         0.68         4.99
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45         0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348          --        0.0348      (0.0348)      1.00     5.31(b)      0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19         0.43         5.04
1996-FST Service
shares..........     1.00     0.0484          --        0.0484      (0.0484)      1.00     4.93         0.68         4.84
1995-FST shares.     1.00     0.0589          --        0.0589      (0.0589)      1.00     6.07         0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561          --        0.0561      (0.0561)      1.00     5.80         0.40         5.61
1995-FST Service
shares(c).......     1.00     0.0231          --        0.0231      (0.0231)      1.00     5.41(b)      0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(c).......     1.00     0.0305          --        0.0305      (0.0305)      1.00     4.91(b)      0.11(b)      4.88(b)
1994-FST
Administration
shares(c).......     1.00     0.0298          --        0.0298      (0.0298)      1.00     4.65(b)      0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
----------------
1997-FST
shares..........  $4,346,519    0.23%        5.45%
1997-FST Pre-
ferred shares...      20,258    0.33         5.39
1997-FST Admin-
istration
shares..........     221,256    0.48         5.21
1997-FST Service
shares..........     316,304    0.73         4.94
1996-FST shares.   2,540,366    0.23         5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)      5.18(b)
1996-FST
Administration
shares..........     165,766    0.48         4.99
1996-FST Service
shares..........     234,376    0.73         4.79
1995-FST shares.   2,069,197    0.23         5.81
1995-FST
Administration
shares..........     137,412    0.48         5.53
1995-FST Service
shares(c).......       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(c).......     862,971    0.25(b)      4.74(b)
1994-FST
Administration
shares(c).......      66,560    0.50(b)      4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced May 18, 1994, May 1, 1996, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                     RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                           RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)     ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0536      $0.0001      $0.0537     $(0.0537)       $1.00       5.50%        0.18%        5.36%
1997-FST Pre-
ferred shares ..     1.00     0.0532       0.0001       0.0533      (0.0533)        1.00       5.40         0.28         5.32
1997-FST Admin-
istration shares
 ................     1.00     0.0512       0.0001       0.0513      (0.0513)        1.00       5.24         0.43         5.12
1997-FST Service
shares .........     1.00     0.0487       0.0001       0.0488      (0.0488)        1.00       4.98         0.68         4.87
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35         0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)      0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09         0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83         0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96         0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69         0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43         0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)      0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)      0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)      0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11         0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85         0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60         0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69         0.18         3.42
1993-FST
Administration
shares(c) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)      0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17         0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84         0.18         5.49
1992-FST Service
shares(c).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)      0.68(b)      3.77(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)      0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                     END     EXPENSES TO  INCOME TO
                  OF PERIOD  AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........  $2,217,943    0.23%        5.31%
1997-FST Pre-
ferred shares ..     245,355    0.33         5.27
1997-FST Admin-
istration shares
 ................     738,865    0.48         5.07
1997-FST Service
shares .........     312,991    0.73         4.82
1996-FST shares.   2,291,051    0.24         5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)      5.05(b)
1996-FST
Administration
shares..........     536,895    0.49         4.91
1996-FST Service
shares..........     220,560    0.74         4.66
1995-FST shares.   1,587,715    0.23         5.68
1995-FST
Administration
shares..........     283,186    0.48         5.42
1995-FST Service
shares..........     139,117    0.73         5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)      4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)      4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)      3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24         2.94
1994-FST
Administration
shares..........      24,485    0.49         2.69
1994-FST Service
shares..........      35,656    0.74         2.44
1993-FST shares.     776,181    0.26         3.34
1993-FST
Administration
shares(c) ......           1    0.51(b)      2.75(b)
1993-FST Service
shares..........       5,155    0.76         2.88
1992-FST shares.     413,171    0.28         5.39
1992-FST Service
shares(c).......       3,634    0.78(b)      3.67(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1991-FST
shares(c).......     229,988    0.34(b)      7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 25, 1990, May 1, 1996, January 21, 1993 and October 15, 1991, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout The Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......    $1.00    $0.0423      $0.0004      $0.0427     ($0.0427)     $1.00     5.25%(b)      0.18%(b)     5.09%(b)
1997-FST Pre-
ferred
shares (c)......     1.00     0.0296          --        0.0296      (0.0296)      1.00     5.13(b)       0.28(b)      5.00(b)
1997-FST Admin-
istration
shares (c)......     1.00     0.0364       0.0003       0.0367      (0.0367)      1.00     4.99(b)       0.43(b)      4.84(b)
1997-FST Service
shares (c)......     1.00     0.0380       0.0003       0.0383      (0.0383)      1.00     4.71(b)       0.68(b)      4.62(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......  $496,419     0.29%(b)      4.98%(b)
1997-FST Pre-
ferred
shares (c)......         2     0.39(b)       4.89(b)
1997-FST Admin-
istration
shares (c)......     4,159     0.54(b)       4.73(b)
1997-FST Service
shares (c)......    20,177     0.79(b)       4.51(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                   INCOME FROM INVESTMENT OPERATIONS
                                ----------------------------------------
                      NET ASSET                                 TOTAL                                          RATIO OF NET
                      VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET              EXPENSES TO
                      BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL    AVERAGE NET
                      OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)     ASSETS
          -----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST shares......   $1.00    $0.0541        $   --         $0.0541     $(0.0541)      $1.00       5.54%        0.18%
1997-FST Preferred
shares...............    1.00     0.0534            --          0.0534      (0.0534)       1.00       5.43         0.28
1997-FST Administra-
tion shares..........    1.00     0.0515            --          0.0515      (0.0515)       1.00       5.28         0.43
1997-FST Service
shares...............    1.00     0.0491            --          0.0491      (0.0491)       1.00       5.02         0.68
1996-FST shares......    1.00     0.0525        0.0001          0.0526      (0.0526)       1.00       5.38         0.18
1996-FST Preferred
shares(c)............    1.00     0.0344        0.0001          0.0345      (0.0345)       1.00       5.26(b)      0.28(b)
1996-FST Administra-
tion shares..........    1.00     0.0501        0.0001          0.0502      (0.0502)       1.00       5.12         0.43
1996-FST Service
shares...............    1.00     0.0474        0.0001          0.0475      (0.0475)       1.00       4.86         0.68
1995-FST shares......    1.00     0.0581        0.0001          0.0582      (0.0582)       1.00       6.00         0.18
1995-FST Administra-
tion shares..........    1.00     0.0554        0.0001          0.0555      (0.0555)       1.00       5.74         0.43
1995-FST Service
shares(c)............    1.00     0.0320          --            0.0320      (0.0320)       1.00       5.40(b)      0.68(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(d)...    1.00     0.0424          --            0.0424      (0.0424)       1.00       4.36(b)      0.15(b)
1994-FST Administra-
tion shares(d).......    1.00     0.0426          --            0.0426      (0.0426)       1.00       4.10(b)      0.40(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST shares(c)...    1.00     0.0256        0.0001          0.0257      (0.0257)       1.00       3.14(b)      0.08(b)
1993-FST Administra-
tion shares(c).......    1.00     0.0120        0.0001          0.0121      (0.0121)       1.00       2.87(b)      0.35(b)
                                                    RATIOS ASSUMING NO
                                                  WAIVER OF FEES AND NO
                                                   EXPENSE LIMITATIONS
                                                 ------------------------
                      RATIO OF NET                           RATIO OF NET
                       INVESTMENT       NET       RATIO OF    INVESTMENT
                       INCOME TO   ASSETS AT END EXPENSES TO  INCOME TO
                      AVERAGE NET    OF PERIOD   AVERAGE NET AVERAGE NET
                         ASSETS     (IN 000'S)     ASSETS       ASSETS
          -----------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST shares......     5.41%     $1,478,539      0.24%        5.35%
1997-FST Preferred
shares...............     5.34           7,147      0.34         5.28
1997-FST Administra-
tion shares..........     5.15         299,804      0.49         5.09
1997-FST Service
shares...............     4.91         580,200      0.74         4.85
1996-FST shares......     5.25         858,769      0.24         5.19
1996-FST Preferred
shares(c)............     5.14(b)          112      0.34(b)      5.08(b)
1996-FST Administra-
tion shares..........     5.01         145,108      0.49         4.95
1996-FST Service
shares...............     4.74         223,554      0.74         4.68
1995-FST shares......     5.81         743,884      0.24         5.75
1995-FST Administra-
tion shares..........     5.54          82,386      0.49         5.48
1995-FST Service
shares(c)............     5.08(b)       14,508      0.74(b)      5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(d)...     4.64(b)      258,350      0.25(b)      4.54(b)
1994-FST Administra-
tion shares(d).......     4.67(b)       54,253      0.50(b)      4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST shares(c)...     3.10(b)       44,697      0.59(b)      2.59(b)
1993-FST Administra-
tion shares(c).......     2.85(b)       14,126      0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 6, 1993, May 1, 1996, September 1, 1993 and May 16, 1995, respectively.

(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected Data for a Share Outstanding Throughout The Period
Federal Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
        ---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......    $1.00    $0.0454       $--        $0.0454     $(0.0454)     $1.00     5.51%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred
shares(c).......     1.00     0.0311        --         0.0311      (0.0311)      1.00     5.43(b)       0.28(b)      5.26(b)
1997-FST Admin-
istration
shares(c).......     1.00     0.0388        --         0.0388      (0.0388)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares(c).......     1.00     0.0379        --         0.0379      (0.0379)      1.00     5.00(b)       0.68(b)      4.78(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
        ---------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......  $1,125,681    0.27%(b)      5.30%(b)
1997-FST Pre-
ferred
shares(c).......     194,375    0.37(b)       5.17(b)
1997-FST Admin-
istration
shares(c).......     625,334    0.52(b)       5.06(b)
1997-FST Service
shares(c).......     228,447    0.77(b)       4.69(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                     NET                      NET         TOTAL                                                       RATIO OF NET
                    ASSET     NET          REALIZED      INCOME                     NET ASSET            RATIO OF NET  INVESTMENT
                  VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT             EXPENSES TO   INCOME TO
                  BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL    AVERAGE NET  AVERAGE NET
                  OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)    ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00   $     0.0350     $     --   $     0.0350    $(0.0350)     $1.00      3.54%       0.18%        3.50%
1997-FST Pre-
ferred shares...     1.00         0.0339           --         0.0339     (0.0339)      1.00      3.43        0.28         3.39
1997-FST Admin-
istration
shares..........     1.00         0.0327           --         0.0327     (0.0327)      1.00      3.28        0.43         3.27
1997-FST Service
shares..........     1.00         0.0301           --         0.0301     (0.0301)      1.00      3.02        0.68         3.01
1996-FST shares.     1.00         0.0335           --         0.0335     (0.0335)      1.00      3.39        0.18         3.35
1996-FST Pre-
ferred
shares(c).......     1.00         0.0218           --         0.0218     (0.0218)      1.00      3.30(b)     0.28(b)      3.26(b)
1996-FST Admin-
istration
shares..........     1.00         0.0310           --         0.0310     (0.0310)      1.00      3.13        0.43         3.10
1996-FST Service
shares..........     1.00         0.0285           --         0.0285     (0.0285)      1.00      2.88        0.68         2.85
1995-FST shares.     1.00         0.0381           --         0.0381     (0.0381)      1.00      3.89        0.14         3.81
1995-FST Admin-
istration
shares..........     1.00         0.0354           --         0.0354     (0.0354)      1.00      3.63        0.39         3.54
1995-FST Service
shares..........     1.00         0.0332           --         0.0332     (0.0332)      1.00      3.38        0.64         3.32
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(c).......     1.00         0.0156           --         0.0156     (0.0156)      1.00      3.41(b)     0.07(b)      3.42(b)
1994-FST Admin-
istration
shares(c).......     1.00         0.0136           --         0.0136     (0.0136)      1.00      3.19(b)     0.32(b)      3.25(b)
1994-FST Service
shares(c).......     1.00         0.0091           --         0.0091     (0.0091)      1.00      3.11(b)     0.57(b)      3.32(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             ------------------------
                     NET                 RATIO OF NET
                  ASSETS AT   RATIO OF    INVESTMENT
                    END OF   EXPENSES TO  INCOME TO
                    PERIOD   AVERAGE NET AVERAGE NET
                  (IN 000'S)   ASSETS       ASSETS
              ------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........   $939,407     0.24%        3.44%
1997-FST Pre-
ferred shares...     35,152     0.34         3.33
1997-FST Admin-
istration
shares..........    103,049     0.49         3.21
1997-FST Service
shares..........     42,578     0.74         2.95
1996-FST shares.    440,838     0.23         3.30
1996-FST Pre-
ferred
shares(c).......     28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares..........     51,661     0.48         3.05
1996-FST Service
shares..........     19,855     0.73         2.80
1995-FST shares.    448,367     0.24         3.71
1995-FST Admin-
istration
shares..........     20,939     0.49         3.44
1995-FST Service
shares..........     19,860     0.74         3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(c).......    183,570     0.31(b)      3.18(b)
1994-FST Admin-
istration
shares(c).......      2,042     0.56(b)      3.01(b)
1994-FST Service
shares(c).......      2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.

(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced July 19, 1994, May 1, 1996, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Fund is a separate pool of assets which pursues its in-vestment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for Federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX-ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months (as de-termined pursuant to Rule 2a-7) at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities that either (a) are rated in the highest short-term rating category by at least two NRSROs (as de-fined below), or if only one NRSRO has assigned a rating, by that NRSRO; or
(b) have been issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Govern-ment Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities that are not First Tier Securities but either (a) are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO; or (b) have been issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an en-tity with such ratings. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. For a description of each NRSRO's rating categories, see Appendix A to the Statement of Additional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
  Prime                ^^          ^^     ^             ^^           ^                 ^^       ^
   Obligations                            ^U.S. banks                ^U.S.
                                          only                       entities
                                                                     only
------------------------------------------------------------------------------------------------------------------------
  Money Market         ^^          ^^     ^             ^            ^                 ^^       ^                 ^
                                          ^Over 25% of  ^U.S. and    ^U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        ^^          ^^     ^             ^            ^                 ^^           ^^            ^
   Market                                 ^Over 25% of  ^U.S. and    ^U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Treasury
   Obligations         ^^                                                              ^^
------------------------------------------------------------------------------------------------------------------------
  Treasury
   Instruments         ^^
------------------------------------------------------------------------------------------------------------------------
  Government           ^^          ^^                                                  ^^
------------------------------------------------------------------------------------------------------------------------
  Federal              ^^          ^^                                               (Does
                                                                                    not
                                                                                    intend
                                                                                    to
                                                                                    invest)
------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money
   Market                                               ^
                                                        ^Tax-
                                                        exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
  Municipal Money
   Market                                               ^
                                                        ^Tax-
                                                        exempt
                                                        only

Note:   See "Description of Securities and Investment Techniques" for a de-
       scription of, and certain criteria applicable to, each of these catego-ries of investments.
    + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.



                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier        Up to 10% of             federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                       Taxable
                               Tier        Up to 10% of             federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                       Taxable
                               Tier        Up to 10% of             federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]
                               Tier        Up to 10% of             Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                                                                            Under
                               First       [ ]                      Taxable        extraordinary
                               Tier        Up to 10% of             federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------
            [ ]                First or   [ ]                [ ]    Tax-exempt     May (but does
            At least 80% of    Second      Up to 10% of             federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            tax-exempt                    in other                  state***       invest up to 20%
            Municipal                     investment                               in AMT
            Instruments                   companies                                securities and
            (except in                                                             may temporarily
            extraordinary                                                          invest in the
            circumstances)                                                         taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------
            [ ]                First or   [ ]                [ ]    Tax-exempt     May invest up to
            At least 80% of    Second      Up to 10% of             federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            tax-exempt                    in other                  state***       may temporarily
            Municipal                     investment                               invest in the
            Instruments                   companies                                taxable money
            (except in                                                             market
            extraordinary                                                          instruments
            circumstances)                                                         described herein

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

 **** To the extent permitted by Rule 2a-7, a Fund holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the in-vestment.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 bil-lion in total assets at the time of purchase. Such obligations may also in-clude debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included in-creased competition from other types of financial institutions, increased ac-quisition activity and geographic expansion. Banks may be particularly suscep-tible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial condi-tions of banks. See "Foreign Risks" below.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan con-tracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receiv-ables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent con-sistent with its investment objectives and policies, each of the Prime Obliga-tions, Money Market and Premium Money Market Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FLOATING AND VARIABLE RATE OBLIGATIONS

  The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The is-suers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity sup-ports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are in-terests in a pool of debt obligations held by a bank or other financial insti-tution.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Municipal Instruments are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal Instruments include: fixed rate notes and sim-ilar debt instruments, variable and floating rate demand instruments, tax-ex-empt commercial paper, municipal bonds and unrated notes, paper, bonds and other instruments.

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a de-fensive posture. Investments in taxable money market instruments will be lim-ited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may also invest in Municipal Instruments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds ("private activity bonds") are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (private activity bonds), the interest from which would be an item of tax preference when distributed as "exempt-in-terest dividends" to shareholders under the federal alternative minimum tax. See "Taxes" and "Distributions." The Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. The Tax-Free Money Market Fund does not currently intend to invest in such bonds. If Tax-Free Money Mar-ket Fund's policy not to invest in private activity bonds should change in the future, such investments would not exceed 20% of Tax-Free Money Market Fund's net assets under normal market conditions.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration. The Tax-Exempt Funds, however, do not intend to invest more than 25% of the value of their respective total assets in industrial develop-ment bonds or similar obligations where the non-governmental entities supply-ing the revenues from which such bonds or obligations are to be paid are in the same industry.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit or other forms of credit enhancement, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to a Fund that invests in Municipal Instruments. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations. See "Foreign Risks" above. In addition, these Funds may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, prin-cipal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may enter into repur-chase agreements with primary dealers in U.S. Government Securities and banks affiliated with such primary dealers. A repurchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, in-cluding accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associ-ated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund (other than the Treasury Instruments Fund), together with other registered in-vestment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repur-chase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund will segregate cash or liquid assets in an amount sufficient to meet the purchase price until three days prior to settlement date. Alterna-tively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the secu-rity to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commit-ment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to set-tlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The amount of each Fund's investments in securities of other investment com-panies will be subject to the limitations on such investments prescribed by the Investment Company Act. These limits include a prohibition on any Fund ac-quiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securi-ties of all investment companies. Each Fund will indirectly bear its propor-tionate share of any management fees and other expenses paid by such other in-vestment companies. Such other investment companies will have investment ob-jectives, policies and restrictions substantially similar to those of the ac-quiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those conditions relat-ing to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. The Treasury Obligations Fund's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. The Board of Trustees has adopted guidelines under which the Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including commercial paper issued pur-suant to Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing re-striction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

  BORROWINGS. Each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional in-vestments if borrowings exceed 5% of its total assets. For more information, see the Statement of Additional Information.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $153 billion in assets.

  As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately $178 billion and partners' capital of $6.1 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Funds' Management Agreement, GSAM continually manages each Fund, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Fund's business affairs and per-forms various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                     OR PERIOD
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1997
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%        .07%
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%        .17%
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%        .17%
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1997, the Municipal Money Market Fund had not commenced operations.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated and actual fees paid by the Funds re-flects the fact that the Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has voluntarily agreed not to impose a portion of its management fee and/or to reduce or otherwise limit the total operating expenses of each Fund (excluding fees payable under the Funds' service and administration plans for certain share classes, taxes, interest, brokerage and litigation, indemnifica-tion and other extraordinary expenses). As of the date of this prospectus, GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

  YEAR 2000. Many computer systems were designed using only two digits to sig-nify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or er-rors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to proc-ess securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000. Currently, the Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Adviser has sought assurances from the Funds' other service providers that they are taking the steps neces-sary so that they do not experience Year 2000 Problems, and the Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Adviser and the Funds' other service prov-iders will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Mu-nicipal Money Market Fund intends to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversifi-cation of its assets and distribution of its income to shareholders. As a reg-ulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing require-ments of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income, will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Distributions out of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. Such long-term capital gain will consti-tute a 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. It is not, however, anticipated that the Funds will have any significant amounts of such net capital gain. These tax consequences will apply to distributions of any Fund whether re-ceived in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if re-ceived on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions re-ceived from the Funds for federal income tax purposes, including any distribu-tions that may constitute a return of capital or any distributions that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be consid-ered in computing the corporate federal alternative minimum tax, and the ex-tent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing shares of these Funds. Interest incurred to pur-chase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities. It is ex-pected that a Fund will be unable to pass such taxes through to its sharehold-ers, who therefore are not expected to be able to include such taxes in income or be entitled to claim foreign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption may be available to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Premium Money Market Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Premium Money Market Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributed to each class of shares and dividing by the number of shares of such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time, and to cease granting same Business Day credit for purchase and redemption orders re-ceived after the Fund's closing time. On days any Fund closes early, purchase and redemption orders received after the Fund's closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and total return. Total return is determined by computing the percentage change in value of $1,000 invested at the maximum public offering price for a specified period, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the in-vestment at the end of the relevant period. Each Fund may furnish total return calculations based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertise-ment). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available. The Funds' performance quotations do not reflect any fees charged by an institution to its customer accounts in connection with invest-ments in the Funds.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes.

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to the shareholders of such class. All shares are freely transferable and have no preemptive, sub-scription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be en-titled to a number of votes based upon the net asset values represented by their shares.

  As of April 3, 1998, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 36.70% of the outstanding shares of Trea-sury Instruments Fund and BankBoston, P.O. Box 1130, Boston, MA 02103, owned of record 31.95% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted a Preferred Administration Plan with respect to the FST Preferred Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are bene-ficial owners of such shares (each a "Service Organization"). Each Fund will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). The Service Agree-ments will provide for compensation to the Service Organization in an amount up to .10% (on an annualized basis) of the average daily net asset value of the FST Preferred Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Preferred Shares for its customers.


  The Trust may authorize certain Service Organizations to accept on the Trust's behalf purchase, redemption and exchange orders placed by their cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Or-ganization or intermediary on a Business Day. The order will be priced at a Fund's net asset value per share next determined after such acceptance and the transmission of the order and purchase payment in immediately available funds to the Trust or its designee. The Service Organization or intermediary will be responsible for transmitting accepted orders and payments to the Trust within the period agreed upon by them. A customer should contact its Service Organi-zation to learn whether it is authorized to accept orders for the Trust. Serv-ice Organizations that are authorized to accept orders for the Trust may re-ceive payments from the Funds or Goldman Sachs that are in addition to the payments payable by the Trust under the Preferred Administration Plan.

  Service Organizations may charge fees directly to their customers who are the beneficial owners of FST Preferred Shares in connection with their cus-tomer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inqui-ries of beneficial owners of Preferred Shares should be directed to the own-ers' Service Organization.

  The Adviser, Distributor, and/or their affiliates may pay other compensa-tion, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connec-tion with the sale and/or servicing of FST Preferred Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of FST Preferred Shares, as well as sponsor various educa-tional programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. For further informa-tion, see the Statement of Additional Information.

  For the fiscal year ended December 31, 1997, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Premium Money Market Fund, Treasury Obli-gations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund paid Service Organizations fees at the annual rate of .10% of each Fund's average daily net assets attributable to FST Preferred Shares. As of December 31, 1997, the Municipal Money Market Fund had not com-menced operations.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Preferred Shares will be Service Organizations or their nominees, which may purchase FST Preferred Shares of the Funds through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Preferred Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. (See "Administration" for a description of the limited situa-tions where a Service Organization or other intermediary may be authorized to accept orders for the Funds.) Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Preferred Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of re-ceipt and that checks will be converted to federal funds within two Business Days after receipt. FST Preferred Shares purchased by check may not be re-deemed until the check has cleared, as described under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer. Purchase orders are effected at the net asset value next deter-mined after receipt of the purchase order and payment in federal funds.

  FST Preferred Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Preferred Shares purchased as follows:

-------------------------------------------------------------------------------

      IF AN EFFECTIVE ORDER IS RECEIVED    DIVIDENDS BEGIN
      ---------------------------------    ---------------
               (1)  Taxable and Tax-Advantaged Funds
                    (except Government,
                    Treasury Obligations and Premium Money
                    Market Funds)
      By:       3:00 p.m.--N.Y. time       Same Business Day
------------------------------------------------------------

      IF AN EFFECTIVE ORDER IS RECEIVED              DIVIDENDS BEGIN
      ---------------------------------              ---------------
      After:  3:00 p.m.--N.Y. time                   Next Business Day
----------------------------------------------------------------------
             (2)  Government, Treasury Obligations
                  and Premium Money Market Funds
      By:     5:00 p.m.--N.Y. time                   Same Business Day
----------------------------------------------------------------------
      After:  5:00 p.m.--N.Y. time                   Next Business Day
----------------------------------------------------------------------
             (3)  Municipal Money Market Fund
      By:     1:00 p.m.--N.Y. time                   Same Business Day
----------------------------------------------------------------------
      After:  1:00 p.m.--N.Y. time                   Next Business Day
----------------------------------------------------------------------
             (4)  Tax-Free Money Market Fund
      By:     2:00 p.m.--N.Y. time                   Same Business Day
----------------------------------------------------------------------
      After:  2:00 p.m.--N.Y. time                   Next Business Day
----------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Preferred Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Pre-ferred Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM AND SUBSEQUENT INVESTMENTS AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. The Trust requires no minimum amount for subsequent investments. Orders for the purchase of additional FST Preferred Shares should be accompanied by information identifying the account and the Fund in which FST Preferred Shares are to be purchased. A Service Or-ganization may impose a minimum amount for initial and subsequent investments in FST Preferred Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemp-tions of noncomplying accounts, and may impose a charge for any special serv-ices rendered to its customers. Customers should contact their Service Organi-zations for further information concerning such requirements and charges. A Service Organization may purchase FST Preferred Shares in connection with sweep account programs.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Preferred Shares of each Fund, including Service Organizations who hold such shares for the bene-fit of their customers. Upon request, a printed confirmation for each transac-tion will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for pro-viding similar services to their own customers who are the beneficial owners of such shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (normally, but not always, as of 4:00 p.m. New York time for each Fund other than the Government, Treasury Obligations and Premium Money Market Funds and normally, but not always, as of 5:00 p.m. New York time for the Gov-ernment, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Preferred Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distri-butions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions nor-mally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distribu-tions. Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Preferred Shares of each Fund may be exchanged by Service Organizations for FST Preferred Shares of any other Financial Square Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the tele-phone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be materially modified or withdrawn at any time on 60 days' written no-tice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Preferred Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the timely transmittal of redemption requests by their custom-ers to Goldman Sachs. In order to facilitate timely transmittal of redemption requests, Service Organizations have established procedures by which redemp-tion requests must be made and times by which redemption requests must be re-ceived by them. Additional documentation may be required when deemed appropri-ate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. (See "Administration" for a descrip-tion of the limited situations where a Service Organization or other interme-diary may be authorized to accept redemption requests for the Funds.) Redemp-tion requests by a Service Organization may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, At-tention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by tel-ephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among ac-counts with different names, addresses and social security or other taxpayer identification numbers must also be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be im-plemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transac-tions. In all other cases, neither the Trust nor Goldman Sachs will be respon-sible for the authenticity of redemption or exchange instructions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Addi-tional Information.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted by the recordholder of Preferred Shares. The payment of redemption proceeds for FST Preferred Shares recently purchased by check may be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Preferred Shares.

-------------------------------------------------------------------------------

                                       REDEMPTION
          REDEMPTION REQUEST            PROCEEDS
               RECEIVED                ORDINARILY             DIVIDENDS
          ------------------           ----------             ---------
        (1)  Taxable and Tax-Advantaged Funds (except
             Government,
             Treasury Obligations and Premium Money
             Market Funds)
 By:     3:00 p.m.--N.Y. time   Wired Same Business Day  Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
                                       REDEMPTION
          REDEMPTION REQUEST            PROCEEDS
               RECEIVED                ORDINARILY             DIVIDENDS
          ------------------           ----------             ---------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day  Earned on Day
                                                         request is received
----------------------------------------------------------------------------
        (2)  Government, Treasury Obligations and
             Premium Money Market Funds
 By:    5:00 p.m.--N.Y. time    Wired Same Business Day  Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After: 5:00 p.m.--N.Y. time    Wired Next Business Day  Earned on Day
                                                         request is received
----------------------------------------------------------------------------
        (3)  Municipal Money Market Fund
 By:    12:00 noon--N.Y. time   Wired Same Business Day  Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After: 12:00 noon--N.Y. time   Wired Next Business Day  Earned on Day
                                                         request is received
----------------------------------------------------------------------------
        (4)  Tax-Free Money Market Fund
 By:    1:00 p.m.--N.Y. time    Wired Same Business Day  Not earned on Day
                                                         request is received
----------------------------------------------------------------------------
 After: 1:00 p.m.--N.Y. time    Wired Next Business Day  Earned on Day
                                                         request is received
----------------------------------------------------------------------------

  Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordi-narily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the perfor-mance of intermediaries or the FST Preferred Shareholder's Service Organiza-tion in the transfer process. If a problem with such performance arises, the FST Preferred Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Pre-ferred Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum de-scribed above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Preferred Shares are to be redeemed to allow them to purchase sufficient additional FST Preferred Shares to avoid such redemp-tion.


                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to a Fund in order to avoid backup withholding on certain pay-ments. Other payments to you may be subject to non-resident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

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GOLDMAN SACHS MONEY MARKET FUNDS
FST PREFERRED SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  24
Net Asset Value............................................................  25
Yield Information..........................................................  26
Organization and Shares of the Trust.......................................  27
Administration.............................................................  28
Purchase of Shares.........................................................  29
Reports to Shareholders....................................................  31
Distributions..............................................................  31
Exchanges..................................................................  31
Redemption of Shares.......................................................  32
Appendix................................................................... A-1



FSPROPRMM
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                                GOLDMAN SACHS
                              MONEY MARKET FUNDS

                              GOLDMAN SACHS
                            FINANCIAL SQUARE FUNDS

                             FST PREFERRED SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                             GOLDMAN SACHS ASSET
                                  MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


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

                       INVESTMENT POLICIES AND PRACTICES
                                 OF THE SERIES


     The following discussion elaborates on the description of each Series' investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES

     Each Series may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS

     Each Series (other than ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Federal Portfolio, ILA Government Portfolio, FS Treasury Obligations Fund, FS Government Fund, FS Treasury Instruments Fund and FS Federal Fund) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government Securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS

     Each Series (other than ILA Treasury Obligations Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Treasury Instruments Portfolio, FS Treasury Obligations Fund, FS Government Fund, FS Treasury Instruments Fund and FS Federal Fund) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Series consists of direct U.S. dollar denominated obligations of domestic or, in the case of ILA Money Market Portfolio, FS Money Market Fund and FS Premium Fund, foreign issuers. Bank obligations in which the Series may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

     Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     The ILA Prime Obligations Portfolio, ILA Money Market Portfolio, FS Prime Obligations Fund, FS Premium Fund and FS Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Series will be regarded as illiquid.

REPURCHASE AGREEMENTS

     Each Series (other than the ILA Treasury Instruments Portfolio and FS Treasury Instruments Fund) may enter into repurchase agreements only with dealers in U.S. Government Securities and member banks of the Federal Reserve System. A repurchase agreement is an arrangement under which the purchaser (i.e., the Series) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

     Custody of the Obligation will be maintained by the Series' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Series, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Series together with the repurchase price on repurchase. In either case, the income to the Series is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     Repurchase agreements pose certain risks for all entities, including the Series, that utilize them. Such risks are not unique to the Series but are inherent in repurchase agreements. The Series seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

     For purposes of the Investment Company Act of 1940, as amended (the "Act"), and generally, for tax purposes, a repurchase agreement is deemed to be a loan from the Series to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Series subject to a repurchase agreement as being owned by the Series or as being collateral for a loan by the Series to the seller.

     If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Series does not have a perfected security interest in the Obligation, the Series may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Series would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Series utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

     Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Series may encounter delay and incur costs
before being able to sell the security.   Such a delay may involve loss of
interest or a decline in the price of the Obligation.

     Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Series will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

     Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, each Series (other than the ILA Treasury Instruments Portfolio and FS Treasury Instruments Fund), together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES

     The ILA Money Market Portfolio, FS Money Market Fund and FS Premium Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. The ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Tax-Free Fund and FS Municipal Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, the ILA Money Market Portfolio, FS Money Market Fund and FS Premium Fund are restricted to purchasing U.S. dollar denominated securities, but it is not otherwise precluded from purchasing securities of foreign issuers.

     Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments.
In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

     The ILA Prime Obligations Portfolio, ILA Money Market Portfolio, FS Prime Obligations Fund, FS Money Market Fund and FS

Premium Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Series' investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Series' other investments.

     Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Series may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the ILA Prime Obligations Portfolio, ILA Money Market Portfolio, FS Prime Obligations Fund, FS Money Market Fund and FS Premium Fund intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, a Series will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

     As set forth below, several types of asset-backed and receivables-backed securities have already been offered to investors, including for example, Certificates for Automobile Receivables/sm/ ("CARS/sm/") and interests in pools of credit card receivables. CARS/sm/ represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/sm/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS/sm/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the ILA Prime Obligations Portfolio, ILA Money Market Portfolio, FS Prime Obligations Fund, FS Money Market Fund and FS Premium Fund to dispose of any then existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

     Each Series may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Series to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment trans-actions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

     A Series will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Series may dispose of or renegotiate a commitment after entering into it. A Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. The Series may realize a capital gain or loss in connection with these transactions; distributions from any net capital gains would be taxable to its unitholders. For purposes of determining a Series' average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Series purchases securities on a when-issued or forward commitment basis, the Series will segregate cash or liquid assets having a value (determined daily) at least equal to the amount of the Series' purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the Series will segregate the portfolio securities while the commitment is outstanding. These procedures are designed to ensure that the Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES

     Each Series (other than the ILA Treasury Obligations Portfolio, ILA Federal Portfolio, ILA Treasury Instruments Portfolio, FS Treasury Obligations Fund and FS Treasury Instruments Fund) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Series, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable, nor are they ordinarily rated. A Series may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which that Series may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS

     Each Series (other than the ILA Treasury Obligations Portfolio, ILA Federal Portfolio, ILA Treasury Instruments Portfolio, FS Treasury Obligations and FS Treasury Instruments Fund) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Series to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

     The terms of the variable or floating rate demand instruments that a Series may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless the Series instructs otherwise. The Trust, on behalf of the Series, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Series, (3) to maintain the respective quality standards of a Series' investment portfolio, or (4) to attain a more optimal portfolio structure. A Series will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Series, a variable or floating rate demand instrument which is unrated must have high quality characteristics similar to other obligations in which the Series may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Series' quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Series. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Series.

     The maturity of the variable or floating rate demand instruments held by a Series will ordinarily be deemed to be the longer of (1) the notice period required before the Series is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Series must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Series will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Series' investments in such instruments will be subject to the limitation on illiquid investments.

     A Series (other than ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, FS Treasury Obligations Fund, FS Government Fund, FS Treasury Instruments Fund and FS Federal Fund) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide the Series with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES

     A Series may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), including restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Series will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Trust's Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor each Series' investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information.

This investment practice could have the effect of increasing the level of illiquidity in a Series to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS

     The ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Prime Obligations Fund, FS Premium Fund, FS Money Market Fund, FS Tax-Free Fund and FS Municipal Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds".

     Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

     Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Series which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes, and in the case of the ILA Tax-Exempt California and ILA Tax-Exempt New York Portfolios, exempt from California and New York (city and state) personal income taxes, respectively. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

     Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

     General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and
roads, water and sewer systems and a variety of other public purposes.   The
basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

     Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

     Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. The ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and FS Tax-Free Fund do not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to unitholders under the federal alternative minimum tax.

     Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Portfolios may purchase are limited to short-term serial bonds---those with original or remaining maturities of thirteen months or less. The Series may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Series may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Series' commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

     The Series which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

     The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of a Series. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Series' credit quality requirements, to be inadequate.

     Although the ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Tax-Free Fund and FS Municipal Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Series will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Tax-Free Fund and FS Municipal Fund intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

     In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

     The ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Tax-Free Fund and FS Municipal Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

     For the purpose of investment restrictions of the Series, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

     An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Series. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.

     Municipal obligations purchased for a Series may be subject to the Series' policy on holdings of illiquid securities. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Series' investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

     Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

INVESTING IN CALIFORNIA

     The financial condition of the State of California ("California"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per unit and the interest income of, the ILA Tax-Exempt California Portfolio, or result in the default of existing obligations, including obligations which may be held by the ILA Tax-Exempt California Portfolio. The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from California, as publicly available prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

     During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1995. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

     Economic Factors.  California's economy is the largest among the 50 states
     ----------------
(accounting for almost 13% of the nation's output of goods and services) and one of the largest in the world. California's population of more than 32.9 million represents over 12% of the total United States population and grew by 27% in the 1980s. While California's substantial population growth during the 1980's stimulated local economic growth and diversification and sustained a real estate boom between 1984 and 1990, it increased strains on California's limited water resources and demands for government services. Population growth slowed since 1991 even while substantial immigration has continued, due to a significant increase in outmigration by California residents. However, with the California economy improving, the recent net outmigration within the Continental U.S. is expected to decrease or be reversed.

     From mid-1990 to late 1993, California's economy suffered its worst recession since the 1930s, with over 700,000 jobs lost. The largest job losses were in Southern California, led by declines in the aerospace and construction industries. These losses were significantly related to cuts in lost federal defense spending.

     Since the start of 1994, the California economy has been in a steady recovery in all parts of the State. The State Department of Finance reports net job growth, particularly in construction and related manufacturing, wholesale and retail trade, electronics, exports, transportation, recreation and services. This growth has offset the continuing but slowing job losses in the aerospace industry and restructuring of the finance and utility sectors. Prerecession job levels were reached in 1996. Unemployment in California is down more than three percent from its 10% peak in January, 1994, but still remains higher than the national average rate.

Constitutional Limitations on Taxes, Other Charges and Appropriations
---------------------------------------------------------------------

     Limitations on Property Taxes.   Certain California Instruments may be
     -----------------------------
obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing power of California local governments and districts is limited by Article XIIIA of the California constitution, also known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

     Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

     Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax". Court decisions, however, allowed non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62", have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

     Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the
     --------------------------------------------
voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

     Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994 must be approved by a majority vote within two years.

     Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges", defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

     In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

     The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainly the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

     Appropriation Limits.  The State and its local governments are subject to
     --------------------
an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and

111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" excludes most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

     Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post 1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

     The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfer of service responsibilities between governmental units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

     "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. The State's 1997-98 Budget Act provides for State appropriations more than $6 billion under the
Article XIIIB limit. Local governments may by voter approval exceed their spending limits for up to four years.

     Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies of their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these articles on California Instruments. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these articles, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service or their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

     State Debt.  Under the California Constitution, debt service on outstanding
     ----------
general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. Total outstanding general obligation bonds and lease purchase debt of California increased from $9.4 billion at June 30, 1987 to $24.9 billion at February 1, 1998. The State also had outstanding at February 1, 1998 $1.051 billion of general obligation commercial paper notes which will be refunded into long-term bonds at a later date. In FY1996-97, debt service on general obligation bonds and lease purchase debt was approximately 5.0% of General Fund revenues.

     Recent Financial Results.   The principal sources of General Fund revenues
     ------------------------
in 1996-1997 were the California personal income tax (47% of total revenues), the sales tax (34%), bank and corporation taxes (12%), and the gross premium tax on insurance (3%). California maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund.

     General.  Throughout the 1980s, California state spending increased rapidly
     -------
as California's population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest state program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of California General Fund revenues (currently about 35%).

     Beginning at the start of the 1990-91 Fiscal Year, California faced adverse economic, fiscal and budget conditions. The economic recession seriously affected California's tax revenues. It also caused increased expenditures for health and welfare programs.

     Recent Budgets.  As a result of these factors, among others, from the late
     --------------
1980's until 1992-93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the SFEU approaching $2.8 billion at its peak at June 30, 1993. For several years, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the Fiscal Years 1991-92 to 1995-96, including the following (not all of these actions were taken each year):

     .  significant cuts in health and welfare program expenditures;

     . transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

     . transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

     . reduction in growth of support for higher education programs, coupled with increases in student fees;

     . revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

     . increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

     .  various one-time adjustment and accounting changes.

     The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results, with revenues equaling or exceeding expenditures starting in FY 1992-93. As a result, the accumulated budget deficit of about $2.8 billion was eliminated by June 30, 1997, when the State showed a positive balance of about $408 million, on a budgetary basis, in the SFEU.

     A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short term notes which matured in a subsequent fiscal year to finance its ongoing deficit, and pay current obligations. For a two-month period in the summer of 1992, pending adoption of the annual Budget Act, the State was forced to issue registered warrants (IOUs) to some of its suppliers, employees and other creditors. The last of these deficit notes was repaid in April, 1996.

     The 1995-96 and 1996-97 Budget Acts reflected significantly improved financial conditions, as the State's economy recovered and tax revenues soared above projections. Over the two years, revenues averaged about $2 billion higher than initially estimated. Most of the additional revenues were allocated to school funding, as required by Proposition 98, and to make up shortfalls in federal aid for health and welfare costs and costs of illegal aliens. The budgets for both these years showed strong increases in funding for K-14 public education, including implementation of initiatives to reduce class sizes for lower elementary grades to not more than 20 pupils. Higher education funding also increased. Spending for health and welfare programs was kept in check, as previously-implemented cuts in benefit levels were retained.

     The final results for FY 1996-97 showed General Fund revenues of $49.2 billion and expenditures of $48.9 billion. The improved revenues allowed the repayment of the last of the recession-induced budget deficits; the SFEU had a balance of $408 million on a budgetary basis ($281 million on a cash basis) as of June 30, 1997, the first significant positive balance in the decade. In 1996-97, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes which matured on June 30, 1997, and did not require any external borrowing over the end of the fiscal year.

     Fiscal Year 1997-98 Budget. With continued strong economic recovery and surging tax receipts, the State entered the 1997-98 Fiscal Year in the strongest financial position in the decade. However, in May 1997, the California Supreme Court ruled that the State had acted illegally in 1993 and 1994 by using a deferral of payments to the Public Employees Retirement Fund to help balance earlier budgets. In response to this court decision, the Governor ordered an immediate repayment to the Retirement Fund of about $1.235 billion, which was made in late July, 1997, and substantially "used up" the expected additional revenues for the fiscal year.

     On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act assumes General Fund revenues and transfers of $52.5 billion, and contains expenditures of $52.8 billion. As a result, the budget reserve (SFEU) is reduced to an estimated $112 million at June 30, 1998. The Budget Act also contains $14.4 billion of Special Fund expenditures. Following enactment of the Budget Act, the State plans to carry out its normal annual cash flow borrowing, totaling $3.0 billion to mature June 30, 1998.

     The 1997-98 Budget Act provides another year of rapidly increasing funding for K-14 public education. Total General Fund support will reach $5,150 per pupil, more than 20% higher than the recession-period levels which were in effect as late as FY 1993-94. The $1.75 billion in new funding will be spent on class size reduction and other initiatives, as well as fully funding growth and cost of living increases. Support for higher education units in the State also increased by about 6 percent. Because of the pension payment, most other State programs were funded at levels consistent with prior years, and several initiatives had to be dropped. These included additional assistance to local governments, state employee raises, and funding of a bond bank.

     Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called "CalWORKs," to become effective January 1, 1998, will emphasize programs to bring aid recipients into the workforce. As required by federal law, new time limits will be placed on receipt of welfare aid. Grant levels for 1997-98 remain at the reduced, prior years' levels.

     Although, as noted, the 1997-98 Budget Act projects a budget reserve in the SFEU of $112 million on June 30, 1998, the General Fund fund balance on that date also reflects $1.25 billion of "Loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. The 1997-98 Budget Act contained a $200 million appropriation from the General Fund toward this settlement.

     Updated figures from the Department of Finance, released in early January, 1998, project both revenues and expenditures will be higher in 1997-98 than estimated when the Budget Act was passed, reflecting continued strong economic activity. The Department projects the budget reserve (SFEU) at June 30, 1998 will be approximately $329 million.

Proposed 1998-99 Fiscal Year Budget

     The Governor released his proposed FY 1998-99 Budget on January 9, 1998. It projected General Fund revenues and transfers of $55.4 billion, an increase of almost 5% over 1997-98. Revenue losses due to tax cuts enacted in late 1997 were expected to be offset by higher capital gains realizations. The Governor proposed expenditures of $55.4 billion, also an almost 5% increase from the prior year. The Governor's Budget proposes significant additional funding for K-12 schools under

Proposition 98, as well as additional funding for higher education, with a proposed reduction of college student fees. State and federal funds will be used in the new CalWORKS welfare program, with projections of a fourth consecutive year of caseload decline. The Governor has proposed a large capital expenditure program, focusing on schools and universities, but also including corrections, environmental and general government projects. These proposals would require approval of almost $10 billion of new general obligation bonds over the next six years. All of the Governor's proposals will be reviewed by the Legislature as part of the annual budget process.

     Although the State's strong economy is producing record revenues to the State government, the State's budget continues to be under stress from mandated spending on education, a rising prison population, and social needs of a growing population with many immigrants. These factors which limit State spending growth also put pressure on local governments. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in the future.

     Bond Ratings.  The ratings on California's long-term general obligation
     ------------
bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession, but have been raised since 1996. The State's bonds are currently assigned ratings of "A+" from Standard & Poor's, "A1" from Moody's and "AA-" from Fitch. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of California to make payment on such obligations in the event of default.

     Legal Proceedings.  California is involved in certain legal proceedings
     -----------------
(described in California's recent financial statements) that, if decided against California, may require California to make significant future expenditures or may substantially impair revenues. Courts have recently entered decisions which could overturn several parts of the state's recent budget compromises. The matters covered by these lawsuits include reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

     Obligations of Other Issuers
     ----------------------------

     Other Issuers of California Instruments.  There are a number of state
     ---------------------------------------
agencies, instrumentalities and political subdivisions of the State of California that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State of California.

     State Assistance.  Property tax revenues received by local governments
     ----------------
declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of California's General Fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain governmental functions by the State of California to assist municipal issuers to raise revenues. Through 1990-91, local assistance (including public schools) accounted for around 75% of General Fund spending. To reduce California General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer a total of $3.9 billion of property tax revenues to school districts, representing loss of all the post-Proposition 13 "bailout" aid. The largest share of these transfers came from counties, and the balance from cities, special districts and redevelopment agencies. In order to make up part of this shortfall, the Legislature proposed, and voters approved in 1993, dedicating 0.5% of the sales tax to counties and cities for public safety purposes. In addition, the Legislature has changed laws to relieve local governments of certain mandates, allowing them to reduce costs.

     Legislation enacted in late 1997 provides for the State to take over financial responsibility for funding trial courts throughout the State. This is estimated to save counties and cities a total of over $350 million annually.

     To the extent that California should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of state assistance to local governments may continue to be reduced. Any such reductions in state aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. A number of counties have indicated that their budgetary condition is extremely serious. In the 1995-96 and 1996-97 fiscal years, Los Angeles County, the largest in the State, had to make significant cuts in services and personnel, particularly in the health care system in order to balance its budget. The County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange County, which recently emerged from federal bankruptcy protection, has substantially reduced services and personnel in order to live within much reduced means.

     Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

     Assessment Bonds.  California Instruments which are assessment bonds may be
     ----------------
adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

     California Long-Term Lease Obligations.  Certain California long-term lease
     --------------------------------------
obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g. due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

     Several years ago the Richmond Unified School District (the "District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a state receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders, in which the State of California was a named defendant (on the grounds that it controlled the District's finances). One of the defenses raised in answer to this lawsuit was the invalidity of the District's lease. The trial court upheld the validity of the lease, and the case was subsequently settled. Any ultimate judgment in any future case against the position taken by the Trustee may have adverse implications for lease transactions of a similar nature by other California entities.

     Other Considerations
     --------------------

     The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in state regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

     Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g. because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

     Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which typically are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted. Nor is it presently possible to determine the impact of any such legislation on California Instruments in which the California Portfolio may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Instruments.

     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any security in the ILA Tax-Exempt California Portfolio could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or state government to appropriate sufficient funds within their respective budget limitations.

INVESTING IN NEW YORK

     Some of the significant financial considerations relating to the ILA Tax-Exempt New York Portfolio's investments in New York Instruments are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Instruments that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

STATE ECONOMY.  New York is the third most populous state in the nation and has
-------------
a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

     The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially.

     Moderate growth is projected to continue in 1998 and 1999 for employment, wages, and personal income, although the growth rates will lessen gradually during the course of the two years. Overall employment growth is expected to continue at a modest rate, reflecting the slowing growth in the national economy, continued spending restraint in government, and restructuring in the health care, social service, and banking sectors.

     There can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

STATE BUDGET.  The State Constitution requires the governor (the "Governor") to
------------
submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

     The State's budget for the 1996-97 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

     The Governor is required by law to propose a balanced budget each year. In order to address any potential remaining budget gap, the Governor is expected to make additional proposals to bring receipts in line with disbursements. The State has closed projected budget gaps of $5.0 billion, $3.9 billion and $2.3 billion in its 1995-96, 1996-97 and 1997-98 fiscal years, respectively.

     The 1997-98 General Fund Financial Plan is projected to be balanced on a cash basis, with a projected cash surplus of $1.83 billion. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re-estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

     The 1997-98 adopted budget includes multi-year reductions, including a State funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

     Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

     On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000-2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2002 State fiscal year could grow to nearly $12 billion.

     The Governor presented his 1998-99 Executive Budget to the Legislature on January 20, 1998. The Executive Budget contains financial projections for the State's 1997-98 through 2000-01 fiscal years, detailed estimates of receipts and a proposed Capital Program and Financing Plan for the 1997-98 through 2002-03 fiscal years. It is expected that the Governor will prepare amendments to his Executive Budget as permitted under law and that these amendments will be reflected in a revised Financial Plan. There can be no assurance that the Legislature will enact into law the Executive Budget as proposed by the Governor, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

     The 1998-99 Financial Plan is projected to be balanced on a cash basis in the General Fund. Total General Fund receipts, including transfers from other funds, are projected to be $36.22 billion, an increase of $1.02 billion over projected receipts in the current fiscal year. Total General Fund disbursements, including transfers to other funds, are projected to be $36.18 billion, an increase of $1.02 billion over the projected expenditures (including pre-payments), for the current fiscal year. As compared to the 1997-98 State Financial Plan, the Executive Budget proposes year-to-year growth in General Fund spending of 2.89 percent. State Funds spending (i.e., General Fund plus other dedicated funds, with the exception of federal aid) is projected to grow by 8.5 percent. Spending from all Governmental Funds (excluding transfers) is proposed to increase by 7.6 percent from the prior fiscal year.

     The forecast of General Fund receipts in 1998-99 incorporates several Executive Budget tax proposals that, if enacted, would further reduce receipts otherwise available to the General Fund by approximately $700 million during 1998-99. The Executive Budget proposes accelerating school tax relief for senior citizens under STAR, which is projected to reduce General Fund receipts by $537 million in 1998-99. The proposed reduction supplements STAR tax reductions already scheduled in law, which are projected at $187 million in 1998-99. The Budget also proposes several new tax-cut initiatives and other funding changes that are projected to further reduce receipts available to the General Fund by over $200 million. These initiatives include reducing the fee to register passenger motor vehicles and earmarking a larger portion of such fees to dedicated funds and other purposes; extending the number of weeks in which certain clothing purchases are exempt from sales taxes; more fully conforming State law to reflect recent Federal changes in estate taxes; continuing lower pari-mutuel tax rates; and accelerating scheduled property tax relief for farmers from 1999 to 1998. In addition to the specific tax and fee reductions discussed above, the Executive Budget also proposes establishing a reserve of $100 million to permit the acceleration into 1998-99 of other tax reductions that are otherwise scheduled in law for implementation in future fiscal years.

     The Division of the Budget estimates that the 1998-99 Financial Plan includes approximately $62 million in non-recurring resources, comprising less than two-tenths of one percent of General Fund disbursements. The non-recurring resources projected for use in 1998-99 consist of $27 million in retroactive federal welfare reimbursements for family assistance recipients with HIV/AIDS, $25 million in receipts from the Housing Finance Agency that were originally anticipated in 1997-98, and $10 million in other measures, including $5 million in asset sales.

     Disbursements from Capital Projects funds in 1998-99 are estimated at $4.82 billion, or $1.07 billion higher than 1997-98. The proposed spending plan includes: $2.51 billion in disbursements for transportation purposes, including the State and local highway and bridge program; $815 million for environmental activities; $379 million for correctional services; $228 million for the State University of New York ("SUNY") and the City University of New York ("CUNY"); $290 million for mental hygiene projects; and $375 million for CEFAP. Approximately 28 percent of capital projects are proposed to be financed by "pay-as-you-go" resources. State-supported bond issuances finance 46 percent of capital projects, with federal grants financing the remaining 26 percent.

     The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in a financial plan, and those projections may be changed materially and adversely from time to time.

     In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

RECENT FINANCIAL RESULTS.  The General Fund is the principal operating fund of
------------------------
the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

     The State ended the first six months of its 1997-98 fiscal year with an unaudited General Fund cash balance of $3.2 billion, or $254 million above the August Financial Plan estimate. Total unaudited receipts, including transfers from other funds, totaled $18.8 billion, or $340 million higher than expected. The additional receipts reflected higher-than-anticipated tax revenues of $244 million and miscellaneous receipts of $93 million. Unaudited General Fund spending for the same period equaled $16.0 billion, or $86 million above the cashflow projections published in the August Financial Plan. For fiscal year 1997-98, total General Fund receipts were projected at $35.09 billion, an increase of $2.05 billion from 1996-97 results. Total disbursements, including transfers to capital projects, debt service and other funds, were projected at $34.60 billion, or 5.2 percent higher than disbursements in 1996-97.

     The mid-year update projected a closing balance in the General Fund of $927 million, which was composed of a $530 million reserve for future needs, a $332 million balance in the Tax Stabilization Reserve Fund ("TSRF"), and a $65 million balance in the Contingency Reserve Fund ("CRF").

     As part of the 1997-98 Adopted Budget Report, the State also issued its update to the GAAP-basis Financial Plan for the State's 1997-98 fiscal year, based on the cash-basis 1997-98 State Financial Plan completed in August. The GAAP-basis update projected a General Fund operating deficit of $959 million, primarily reflecting the use of a portion of the 1996-97 cash surplus to fund 1997-98 liabilities, offset by the $530 million reserve for future needs.

DEBT LIMITS AND OUTSTANDING DEBT.  There are a number of methods by which the
--------------------------------
State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing

(i.e., borrowing for more than one year) unless the borrowing is authorized in a
 ----
specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

     The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

     The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

     In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

     In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

     On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 2, 1998, S&P affirmed its A rating on the State's outstanding bonds.

     On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State and stated that the outlook for the State's general obligations is stable.

     The State anticipated that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature had also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

     The proposed 1997-98 through 2002-03 Capital Program and Financing Plan was released with the 1998-99 Executive Budget on January 20, 1998. As a part of that Plan, changes were proposed to the State's 1997-98 borrowing plan, including: the delay in the issuance of COPs to finance welfare information systems until 1998-99 to permit a thorough assessment of needs; and the elimination of issuances for the CEFAP to reflect the proposed conversion of that bond-financed program to pay-as-you-go financing.

     As a result of these changes, the State's 1997-98 borrowing plan now reflects: $501 million in general obligation bonds (including $140 million for purposes of redeeming outstanding BANs) and $140 million in general obligation commercial paper; the issuance of $83 million in COPs for equipment purchases; and approximately $1.8 billion in borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary through the end of the fiscal year.

     New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

LITIGATION.  Certain litigation pending against the State or its officers or
----------
employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of

Mental Health patient care expenses from the client's Social Security benefits;
(5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for children with handicapped conditions; (11) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

     Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State
        -----------------    -----------------
entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

     The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

     Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

AUTHORITIES.  The fiscal stability of New York State is related, in part, to the
-----------
fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

     Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

NEW YORK CITY AND OTHER LOCALITIES.  The fiscal health of the State of New York
----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

     In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

     On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998, S&P placed a BBB+ rating on the City's general obligation debt on CreditWatch with positive implications. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded nearly $28 billion of the City's debt from Baa1 to A3.

     New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing

City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority for the 1997 fiscal year in the event the City fails to provide such financing.

     Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

     The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

     Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

     Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

     Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

     Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

     Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

     From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities.
If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


STANDBY COMMITMENTS

     In order to enhance the liquidity, stability or quality of municipal obligations, the ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Prime Obligations Fund, FS Premium Fund, FS Money Market Fund, FS Tax-Free Fund and FS Municipal Fund each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Series pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

     Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Series. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Series. In considering whether a security meets a Series' quality standards, the Adviser will look to the creditworthiness of the party providing the Series with the right to sell.

     The Series value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining a Series' net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Series that may enter into standby commitment transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Series.

     Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. Institutional Tax-Exempt Assets, the predecessor company of which ILA Tax-Exempt Diversified Portfolio and ILA Tax-Exempt California Portfolio were series, has received a ruling (which does not serve as precedent for other taxpayers and which are applicable only to the taxpayer requesting the ruling and which have, on occasion, been reversed by the Internal Revenue Service) from the Internal Revenue Service to the effect that it is considered the owner of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to it. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Tax-Free Fund and FS Municipal Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its unitholders. There is no assurance that standby commitments will be available to a Series nor has any Series assumed that such commitments will continue to be available under all market conditions.


                             INVESTMENT LIMITATIONS

     The following restrictions may not be changed with respect to any Series without the approval of the majority of outstanding voting securities of that Series (which, under the Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the units of that Series present at a meeting if the holders of more than 50% of the outstanding units of that Series are present in person or by proxy, or (2) more than 50% of the outstanding units of that Series). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Series, with the exception of borrowings permitted by Investment Restriction
(3).

     Accordingly, the Trust may not, on behalf of any Series (except for FS Government Fund):

          (1) make any investment inconsistent with the Series' classification as a diversified company under the Act. This restriction does not, however, apply to any Series classified as a non-diversified company under the Act.

          (2) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Series to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Series (other than the FS Money Market Fund and FS Premium Fund) reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. Each of ILA Money Market Portfolio, FS Money Market Fund and FS Premium Fund may concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, each of ILA Money Market Portfolio, FS Money Market Fund and FS Premium Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in such obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          (3) borrow money, except that (a) the Series may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Series may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Series may purchase securities on margin to the extent permitted by applicable law.

          (4) make loans, except (a) through the purchase of debt obligations in accordance with each Series' investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

          (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Series may be deemed to be an underwriting.

          (6) purchase, hold or deal in real estate, although the Series may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Series as a result of the ownership of securities.

          (7) invest in commodities or commodity contracts, except that the Series may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          (8) issue senior securities to the extent such issuance would violate applicable law.

     FS Government Fund may not:

          (1) with respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of that Series in the securities of any one issuer, except U.S. Government securities and repurchase agreements collateralized by U.S. Government securities. This restriction does not, however, apply to any Series classified as a non-diversified company under the Act;

          (2) with respect to 75% of its total assets taken at market value, purchase the securities of any one issuer if, as a result of such purchase, that Series would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not, however, apply to any Series classified as a non-diversified company under the Act;

          (3) borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Series is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the Series' assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending;

          (4) mortgage, pledge or hypothecate its assets except to secure permitted borrowings;

          (5) act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Series' investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

          (6) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Series to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Series reserves freedom of action, when otherwise consistent with its investment policies to, concentrate its investments in, U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks, and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Such concentration may be effected when the Adviser determines that risk adjusted returns in such indus tries are considered favorable relative to other indus tries.)

          (7) issue senior securities, except as appropriate to evidence indebtedness that a Series is permitted to incur and except for shares of existing or additional series of the Trust;

          (8) purchase or sell real estate (excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodities contracts. The Trust reserves the freedom to hold and to sell real estate acquired for any Series as a result of the ownership of securities;

          (9) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and entry into repurchase agreements in accordance with such Series' investment objective and policies may be deemed to be loans;

          (10) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that a Series may acquire puts in connection with the acquisition of a debt instrument);

          (11) invest in other companies for the purpose of exercising control or management.

     Each Series may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Series.

     As money market funds, the Series must also comply with Rule 2a-7 under the Act. While a detailed and technical Rule, Rule 2a-7 has three basic requirements: portfolio maturity, portfolio quality and portfolio diversification. Portfolio maturity. Rule 2a-7 requires that the maximum maturity of any security in a Series' portfolio may not exceed 397 days and a Portfolio's average portfolio maturity may not exceed 90 days. Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule and the Prospectus). Each Series, other than the ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio and FST Tax-Free Fund (the "Tax-Exempt Series"), as a matter of non-fundamental policy only invests in First Tier securities. Portfolio diversification. The ILA Prime Obligations, ILA Government, ILA Treasury Obligations, ILA Money Market, ILA Federal, ILA Treasury Instruments and ILA Tax-Exempt Diversified Portfolios, FS Prime

Obligations, FS Premium, FS Government, FS Treasury Obligations, FS Money Market, FS Federal, FS Treasury Instruments and FS Tax-Free Money Market Funds may not invest more than 5% of their total assets in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Series may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. ILA Tax-Exempt New York and ILA Tax-Exempt California Portfolios, with respect to 75% of their respective total assets, may not invest more than 5% of their total assets in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature); provided that such funds may not invest more than 5% of their respective total assets in the securities of a single issuer unless the securities are First Tier securities. Immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), with respect to 75% of the assets of a Series, no more than 10% of the Series' total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer. In the case of the Tax-Exempt Series (which are the only Series that invest in Second Tier securities), subject to certain exceptions immediately after the acquisition of a demand feature or guarantee that is a Second Tier security, no more than 5% of the Tax-Exempt Series' total assets may be invested in securities or demand features or guarantees issued by the institution that issued the demand feature or guarantee. The Tax-Exempt Series' investment in Second Tier securities that are conduit securities, (which, generally, are municipal securities involving an agreement or arrangement providing for payment by a person other than the issuer of the municipal security) that are not U.S. Government securities or securities with a guarantee by a non-controlled person, may not exceed 1% of the Series' total assets. Also, the Tax-Exempt Series' investment in Second Tier conduit securities of all issuers combined may not exceed 5% of the Series total assets. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating, by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier Securities are "Second Tier Securities." NRSROs include S&P, Moody's, Duff and Phelps, Inc., Fitch IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

     "Value" for the purposes of all investment restrictions shall mean the value used in determining a Series' net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

     In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies with respect to the Financial Square Funds which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of any Series:

     (a) invest in companies for the purpose of exercising control or management.

     (b) invest more than 10% of a Series' net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) purchase additional securities if the Series' borrowings exceed 5% of its net assets.

     (d)  make short sales of securities, except short sales against the box.


                             TRUSTEES AND OFFICERS

          Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.


NAME, AGE                           POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST                  DURING PAST 5 YEARS
-----------                         ----------                  -----------------------
Ashok N. Bakhru, 55                  Chairman                   Executive Vice President -
1325 Ave. of Americas                                           Finance and Administration and
New York, NY  10019                                             Chief Financial Officer Coty
                                                                Inc. (since April 1996);
                                                                President, ABN Associates (June
                                                                1994 to March 1996); Senior Vice
                                                                President of Scott Paper Company
                                                                (until June 1994); Director of
                                                                Arkwright Mutual Insurance
                                                                Company; Trustee of International
                                                                House of Philadelphia; Member of
                                                                Cornell University Council;



NAME, AGE                           POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST                  DURING PAST 5 YEARS
-----------                         ----------                  -----------------------
                                                                Trustee of the Walnut Street
                                                                Theater.

*David B. Ford, 52                    Trustee &                 Managing Director, Goldman
One New York Plaza                    President                 Sachs (since 1996); General
New York, NY 10004                                              Partner, Goldman Sachs (1986-
                                                                1996); Co-Head of Goldman Sachs
                                                                Asset Management (since December
                                                                1994).

*Douglas C. Grip, 36                  Trustee                  Vice President, Goldman Sachs
One New York Plaza                                             (since May 1996); President,
New York, NY 10004                                             MFS Retirement Services Inc., of
                                                               Massachusetts Financial Services
                                                               (prior thereto).

*John P. McNulty, 45                  Trustee                  Managing Director, Goldman
One New York Plaza                                             Sachs (since 1996); General
New York, NY  10004                                            Partner of Goldman Sachs (1990-
                                                               1994 and 1995-1996); Co-Head of
                                                               Goldman Sachs Asset Management
                                                               (since November 1996); Limited
                                                               Partner of Goldman Sachs (1994 to
                                                               November 1995).

Mary P. McPherson, 62                 Trustee                  President of Bryn Mawr College
Taylor Hall                                                    (since 1978); Director of
Bryn Mawr, PA  19010                                           Josiah Macy, Jr. Foundation
                                                               (since 1977); Director of the
                                                               Philadelphia Contributionship
                                                               (since 1985); Director of Amherst
                                                               College (since 1986); Director of
                                                               Dayton Hudson Corporation (since
                                                               1988); Director of the Spencer
                                                               Foundation (since 1993); and
                                                               member of PNC Advisory Board
                                                               (since 1993).

*Alan A. Shuch, 49                    Trustee                  Limited Partner, Goldman Sachs
One New York Plaza                                             (since 1994); Director and
New York, NY 10004                                             Vice President of Goldman Sachs
                                                               Funds Management, Inc. (from
                                                               April 1990 to November 1994);
                                                               President and Chief Operating
                                                               Officer, GSAM (from September
                                                               1988 to November 1994); Limited
                                                               Partner, Goldman Sachs since
                                                               December 1994.


NAME, AGE                           POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST                  DURING PAST 5 YEARS
-----------                         ----------                  -----------------------
Jackson W. Smart, 67                Trustee                     Chairman, Executive Committee,
One Northfield Plaza                                            First Commonwealth, Inc. (a
#218                                                            managed dental care company,)
Northfield, IL 60093                                            (since January 1996); Chairman
                                                                and Chief Executive Officer, MSP
                                                                Communications Inc. (a company
                                                                engaged in radio broadcasting)
                                                                (since November 1988), Director,
                                                                Federal Express Corporation
                                                                (since 1976), Evanston Hospital
                                                                Corporation (since 1980), First
                                                                Commonwealth, Inc. (since 1988)
                                                                and North American Private Equity
                                                                Group (a venture capital fund).

William H. Springer, 68               Trustee                   Vice Chairman and Chief
701 Morningside Drive                                           Financial and Administrative
Lake Forest, IL 60045                                           Officer of Ameritech (a tele
                                                                communications holding company)
                                                                (February 1987 to retirement in
                                                                June 1992); Director, Walgreen
                                                                Co. (a retail drug store
                                                                business); Director of Baker,
                                                                Fentress & Co. (a closed-end,
                                                                non-diversified management
                                                                investment company) (April 1992
                                                                to present).

Richard P. Strubel, 59                Trustee                   Managing Director, Tandem
70 West Madison St.                                             Partners, Inc. (since 1990);
Suite 1400                                                      President and Chief Executive
Chicago, IL 60602                                               Officer, Microdot, Inc. (a
                                                                diversified manufacturer of
                                                                fastening systems and
                                                                connectors)(January 1984 to
                                                                October 1994).

*John M. Perlowski, 33                Treasurer                 Vice President, Goldman Sachs
One New York Plaza                                              (since July 1995); Director,
New York, NY  10004                                             Investors Bank and Trust
                                                                (November 1993 to July 1995);
                                                                Audit Manager of Arthur Andersen
                                                                LLP (prior thereto).

*John W. Mosior, 59                   Vice                      Vice President, Goldman Sachs
4900 Sears Tower                      President                 and Manager of Shareholder
Chicago, IL  60606                                              Servicing of GSAM (since November
1989).


NAME, AGE                           POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST                  DURING PAST 5 YEARS
-----------                         ----------                  -----------------------
*Nancy L. Mucker, 48                Vice                        Vice President, Goldman Sachs
4900 Sears Tower                    President                   (since April 1985); Manager of
Chicago, IL  60606                                              Shareholder Servicing of GSAM
                                                                (since November 1989).

James A. Fitzpatrick, 33            Vice                        Vice President of Goldman Sachs
4900 Sears Tower                    President                   Asset Management (since April
Chicago, IL  60606                                              1997); Vice President and General
                                                                Manager, First Data Corporation -
                                                                Investor Services Group (prior
                                                                thereto).

*Michael J. Richman, 37             Secretary                   General Counsel of the Mutual
85 Broad Street                                                 Funds Group of Goldman Sachs
New York, NY  10004                                             Asset Management (since December
                                                                1997); Associate General Counsel
                                                                of Goldman Sachs Assets
                                                                Management (February 1994 to
                                                                December 1997); Vice President
                                                                and Assistant General Counsel of
                                                                Goldman Sachs (since June 1992);
                                                                Counsel to the Funds Group, GSAM
                                                                (since June 1992); Partner, Hale
                                                                and Dorr (September 1991 to June
                                                                1992).

*Howard B. Surloff, 32                Assistant                 Assistant General Counsel,
85 Broad Street                       Secretary                 Goldman Sachs Asset Management
New York, NY 10004                                              and Associate General Counsel to
                                                                the Funds Group (since December
                                                                1997); Assistant General Counsel and
                                                                Vice President, Goldman Sachs
                                                                (since November 1993 and May
                                                                1994, respectively ); Counsel to
                                                                the Funds Group, Goldman Sachs
                                                                Asset Management (since November
                                                                1993); Associate of Shereff
                                                                Friedman, Hoffman & Goodman
                                                                (prior thereto).

*Valerie A. Zondorak, 32              Assistant                 Assistant General Counsel,
85 Broad Street                       Secretary                 Goldman Sachs Asset Management
New York, NY 10004                                              and Associate General Counsel to
                                                                the Funds Group (since December
                                                                1997); Vice President, Goldman
                                                                Sachs (since March 1997); Counsel
                                                                to the Funds Group, Goldman Sachs
                                                                Asset Management (since
                                                                March

NAME, AGE                           POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST                  DURING PAST 5 YEARS
-----------                         ----------                  -----------------------
                                                                1997); Associate of Shereff
                                                                Friedman, Hoffman & Goodman
                                                                (prior thereto).

*Steven E. Hartstein, 34              Assistant                 Legal Products Analyst,
85 Broad Street                       Secretary                 Goldman Sachs (June 1993 to
New York, NY 10004                                              present); Funds Compliance
                                                                Officer, Citibank Global Asset
                                                                Management (August 1991 to June
                                                                1993).

*Deborah Farrell, 26                  Assistant                 Administrative Assistant, Goldman
85 Broad Street                       Secretary                 Sachs (January 1996 to present);
New York, NY 10004                                              Secretary, Goldman Sachs (January
                                                                1994 to January 1996); Secretary,
                                                                Cleary Gottlieb, Steen and
                                                                Hamilton (September 1990
                                                                January 1994).

*Kaysie P. Uniacke, 37                Assistant                 Vice President and Senior
One New York Plaza                    Secretary                 Portfolio Manager, Goldman Sachs
New York, NY 10004                                              Asset Management (since 1988).

*Elizabeth D.
Anderson, 28                          Assistant                 Portfolio Manager, GSAM (April
One New York Plaza                    Secretary                 1996 to present); Junior
New York, NY 10004                                              Portfolio Manager, Goldman Sachs
                                                                Asset Management (1995 to April
                                                                1996); Funds Trading Assistant,
                                                                GSAM (1993-1995); Compliance Ana-
                                                                lyst, Prudential Insurance (1991-
                                                                1993).


          Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April 3, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding units of beneficial interest of each of the Series.

          The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

          The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended December 31, 1997:

                                      Pension or      Total
                                      Retirement   Compensation
                                       Benefits    from Goldman
                        Aggregate     Accrued as   Sachs Mutual
                       Compensation    Part of        Funds
                         from the      Series'    (including the
Name of Trustee           Series      Expenses      Series)*
                          ------      --------      -------

Ashok N. Bakhru        $47,813            $0         $69,299

David B. Ford          $0                 $0         $0

Douglas C. Grip        $0                 $0         $0

Mary P. McPherson                         $0         $70,500

Alan A. Shuch          $0                 $0         $0

Jackson W. Smart       $29,198            $0         $70,500

William H. Springer    $29,198            $0         $70,500

Richard P. Strubel     $29,198            $0         $70,500

______________

* The Goldman Sachs Mutual Funds consisted of 44 mutual funds, including the nine portfolios, on December 31, 1997.


                          THE ADVISER, DISTRIBUTOR AND
                                 TRANSFER AGENT

THE ADVISER

          GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Series. Under the Management Agreement between Goldman Sachs on behalf of GSAM and the Trust on behalf of the Series, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Series, acts as investment adviser and directs the investments of the Series. In addition, GSAM administers the Series' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .35% and .205% of each ILA Portfolio's and Financial Square Fund's average daily net assets, respectively. GSAM has agreed to reduce or otherwise limit certain other expenses (excluding fees payable to Service Organizations, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Series, on an annualized basis, to .06% of the average daily net assets of the ILA Treasury Instruments, ILA Money Market, ILA Federal, ILA Tax-Exempt Diversified and ILA Tax-Exempt New York Portfolios; to .07% of the average daily net assets of the ILA Prime Obligations, ILA Treasury Obligations, ILA Government and ILA Tax-Exempt California Portfolios; and to .01% of the average daily net assets of each Financial Square Fund. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Series' estimated annualized expense ratio and the expense limit for that Series. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed to waive a portion of its advisory fee for the ILA Treasury Instruments, ILA Money Market, ILA Federal, ILA Tax-Exempt Diversified, ILA Tax-Exempt New York Portfolios and Financial Square Funds during the fiscal year ended December 31, 1997.

          The Trust, on behalf of each Series, is responsible for all expenses other than those expressly borne by GSAM under the Series' Management Agreement. The expenses borne by Units of each Series include, without limitation, the fees payable to GSAM, the fees and expenses of the Series' custodian, fees and expenses of the Series' transfer agent, filing fees for the registration or qualification of Units under federal or state securities laws, expenses of the organization of the Series, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Series for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Series), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Unitholders and regulatory authorities, its proportionate share of the compensation and expenses of its "non-interested" Trustees, and extraordinary expenses incurred by the Series.

          The Management Agreement entered into on behalf of the ILA Portfolios (the "ILA Management Agreement") was most recently approved by the Board of Trustees, including the "non-interested" Trustees, on April 22, 1998 and by the unitholders of each ILA Portfolio (other than the ILA Treasury Instruments and ILA Tax-Exempt New York Portfolios) on April 19, 1990 and by the unitholders of the ILA Treasury Instruments and ILA Tax-Exempt New York Portfolios on June 3, 1991. The ILA Management Agreement will remain in effect until June 30, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular ILA Portfolio, as defined in the Act, and, in either case, by a majority of "non-interested" Trustees.

          For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995 the amount of the Management fee incurred by each ILA Portfolio was as follows:


      ILA PORTFOLIO                    1997        1996        1995
      -------------                    ----        ----        ----

Prime Obligations Portfolio         $4,412,869  $5,185,990  $6,728,074
Money Market Portfolio              $3,744,112   2,955,074   2,618,275
Treasury Obligations Portfolio      $2,682,436   3,157,511   3,206,490
Treasury Instruments Portfolio      $1,250,151   1,555,342   1,079,236
Government Portfolio                $2,258,653   2,509,206   3,259,056
Federal Portfolio                   $5,630,323   5,426,430   4,543,196
Tax-Exempt Diversified Portfolio    $4,244,463   3,850,742   3,795,451
Tax-Exempt California Portfolio     $1,803,245   1,410,751   1,030,447
Tax-Exempt New York Portfolio       $  300,711     266,835     234,853

          GSAM agreed not to impose a portion of its advisory fees for the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995 with respect to the ILA Money Market, ILA Treasury Instruments, ILA Federal, ILA Tax-Exempt Diversified and ILA Tax-Exempt New York Portfolios. Had such fees been imposed, the following additional fees would have been incurred for the periods indicated:



       ILA PORTFOLIO                    1997        1996        1995
      -------------                     ----        ----        ----

Money Market Portfolio              $  525,057  $  492,512  $  436,325
Treasury Instruments Portfolio       1,551,858   2,073,789   1,438,992
Federal Portfolio                    3,925,458   4,069,823   3,407,655
Tax-Exempt Diversified Portfolio     1,543,881   1,540,297   1,518,129
Tax-Exempt New York Portfolio           93,920      92,366     109,464


          In addition, GSAM assumed certain expenses related to the operations of each ILA Portfolio during various periods of 1997, 1996 and 1995 to the extent such expenses would have caused each ILA Portfolio's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expenses would have been incurred for such years:

      ILA PORTFOLIO                   1997      1996      1995
      -------------                   ----      ----      ----

Prime Obligations Portfolio         $160,669  $234,432  $347,317
Money Market Portfolio                67,224   243,590   135,715
Treasury Obligations Portfolio         6,756   212,886   203,882
Treasury Instruments Portfolio        80,196   220,794   223,652
Government Portfolio                  30,990   231,536   276,785
Federal Portfolio                     44,904   452,463   302,153
Tax-Exempt Diversified Portfolio       1,052    24,367   239,829
Tax-Exempt California Portfolio       21,406    22,092    19,625
Tax-Exempt New York Portfolio         25,375    16,029    32,403


          Prior to May 1, 1997, the Financial Square Funds then in operation had separate investment advisory and administration agreements. Effective May 1, 1997 the services under such agreements were combined in the Management Agreement (the "FS Management Agreement"). The services required to be performed for the Financial Square Funds and the combined advisory and administration fees payable by the Financial Square Funds under the former advisory and administration agreements are identical to the services and fees under the FS Management Agreement. For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995 the amounts of the management fee (including both advisory and administration fees) incurred by each Financial Square Fund (other than the FS Municipal Fund, which had not yet commenced operations) were as follows:

      FINANCIAL SQUARE FUND        1997        1996         1995
      ---------------------        ----        ----         ----

FS Prime Obligations Fund       $8,706,734   $8,504,328   $7,194,392
FS Money Market Fund             8,298,316    5,131,644    3,236,027
FS Treasury Obligations Fund     5,329,826    4,121,944    2,401,903
FS Government Fund               3,562,882    2,179,655    1,119,731
FS Tax-Free Fund                 1,405,152      930,176      459,413
FS Premium Money Market
 Fund/(1)/                          50,146          N/A          N/A
FS Treasury Instruments
 Fund/(1)/                         383,414          N/A          N/A
FS Federal Fund/(1)/             1,623,443          N/A          N/A

_______________________

/(1)/ FS Premium Money Market Fund, FS Treasury Instruments Fund and FS Federal
      Fund commenced operations on August 1, 1997, March 3, 1997 and February 28, 1997, respectively.

     GSAM has agreed that it will not impose a portion of its management fee. Had such fees been imposed, the following additional fees (including both advisory and administration fees) would have been incurred by these Series for the periods indicated:

       FINANCIAL SQUARE FUND        1997       1996         1995
       ---------------------        ----       ----         ----

Prime Obligations Fund         $1,792,563  $1,750,891  $3,173,924
Money Market Fund               1,708,477   1,142,133   1,063,477
Treasury Obligations Fund       1,097,197     848,635   1,747,326
Government Fund                   733,442     448,753     493,804
Tax-Free Money Market Fund        289,296     219,242     304,151
FS Premium Money Market
 Fund/(1)/                     $  104,092         N/A         N/A
FS Treasury Instruments
 Fund/(1)/                         80,267         N/A         N/A
FS Federal Fund/(1)/              344,281         N/A         N/A

__________________________

/(1)/ FS Premium Money Market Fund, FS Treasury Instruments Fund and FS Federal
     Fund commenced operations on August 1, 1977, March 3, 1997 and February 28, 1997, respectively.

     The FS Management Agreement entered into on behalf of the Financial Square Funds was most recently approved by the Trust ees, including the "non-interested" Trustees, on April 22, 1998. The Financial Square Funds' shareholders approved the FS Management Agreement on April 21, 1997. The FS Management Agree ment will remain in effect until June 30, 1999 and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Financial Square Fund (as defined in the Act) and, in either case, by a majority of "non-interested" Trustees.

     Goldman Sachs has authorized any of its directors, partners, officers and employees who has been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected and appointed.

     In addition, GSAM assumed certain expenses related to the operations of each Financial Square Fund during various periods of 1997, 1996 and 1995 to the extent such expenses would have caused each Fund's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the Funds would have incurred the following additional expenses:

      FINANCIAL SQUARE FUND        1997      1996      1995
      ---------------------        ----      ----      ----

FS Prime Obligations Fund        $718,967  $637,605  $382,318
FS Money Market Fund              791,686   456,796   420,234
FS Treasury Obligations           574,345   551,885   280,395
FS Government Fund                512,637   352,113   197,008
FS Tax-Free Money Market Fund     166,670    83,097    83,376
FS Premium Money Market
 Fund/(1)/                        164,216       N/A       N/A
FS Treasury Instruments
 Fund/(1)/                        162,710       N/A       N/A
FS Federal Fund/(1)/              567,341       N/A       N/A

__________________________

/(1)/ FS Premium Money Market Fund, FS Treasury Instruments Fund and FS Federal
      Fund commenced operations on August 1, 1997, March 3, 1997 and February 28, 1997, respectively.

     The ILA Management and FS Management Agreements provide that GSAM shall not be liable to an ILA Portfolio or Financial Square Fund for any error of judgment by GSAM or for any loss sustained by the ILA Portfolio or Financial Square Fund except in the case of GSAM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each ILA Portfolio or Financial Square Fund may use any name derived from the name "Goldman Sachs" only so long as the ILA Management and FS Management Agreements remain in effect. The ILA Management and FS Management Agreements also provide that they shall terminate automatically if assigned and that they may be terminated with respect to any particular ILA Portfolio or Financial Square Fund without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that ILA Portfolio or Financial Square Fund on 60 days' written notice to GSAM or by GSAM without penalty at any time on 90 days' (60 days with respect to an Financial Square Fund) written notice to the Trust.

     In managing the ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Tax-Free Money Market Fund and FS Municipal Money Market Fund, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

THE DISTRIBUTOR AND TRANSFER AGENT

     Goldman Sachs acts as principal underwriter and distributor of each Series' units. The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on April 22, 1998. Goldman Sachs retained approximately $10,530 of commissions on redemptions of ILA Class B shares during 1997. Goldman Sachs also serves as the Series' transfer agent. Goldman Sachs provides customary transfer agency services to the Series, including the handling of unitholder communications, the processing of unitholder transactions, the maintenance of unitholder account records, payment of dividends and distributions and related functions. For these services, Goldman Sachs receives .04% (on an annualized basis) of the average daily net assets with respect to each ILA Portfolio (other than the ILA Prime Obligations Portfolio). With respect to the ILA Prime Obligations Portfolio, Goldman Sachs is entitled to receive a fee from the Series equal to the classes proportionate share of the total transfer agency fees borne by the Series, which are equal to $12,000 per year plus $7.50 per account, together with out-of-pocket expenses (including those out of pocket expenses payable to servicing agents) applicable to ILA Class B and ILA Class C Units and .04% of the average daily net assets of the other classes of the ILA Prime Obligations Portfolio. Goldman Sachs may from time to time agree that the fee it would otherwise be entitled to receive under its transfer agency agreement will be reduced. Goldman Sachs currently imposes no fees under its transfer agency agreement with the Financial Square Funds.

     For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995 the ILA Portfolios incurred transfer agency fees as follows:

                                      1997         1996      1995
                                      ----         ----      ----

Prime Obligations Portfolio        $  535,143  $  592,685  $768,923
Money Market Portfolio                487,902     394,010   349,060
Treasury Obligations Portfolio        306,564     360,858   366,456
Treasury Instruments Portfolio        320,230     414,758   287,798
Government Portfolio                  258,132     286,766   372,463
Federal Portfolio                   1,092,179   1,085,286   908,708
Tax-Exempt Diversified Portfoli       661,525     616,119   607,252
Tax-Exempt California Portfolio       206,085     161,229   117,765
Tax-Exempt New York Portfolio          45,100      41,051    39,298

          Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November 28, 1997, Goldman Sachs and its consolidated subsidiaries had assets of approximately

$178 billion and partners' capital of $6.1 billion. Goldman Sachs became registered as an investment adviser in 1981. As of March 23, 1998, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $153 billion in total assets.

          ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS
          -----------------------------------------------------------------
MANAGED BY GOLDMAN SACHS.  The involvement of the Adviser and Goldman Sachs and
------------------------
their affiliates, in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Series or impede their investment activities.

          Goldman Sachs and its affiliates, including, without limitation, the Adviser and its advisory affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Series and/or which engage in transactions in the same types of securities, currencies and instruments as the Series. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which the Series invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Series invest, which could have an adverse impact on each Portfolio's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Adviser's and its advisory affiliates' asset management activities, will be executed independently of the Portfolios' transactions and thus at prices or rates that may be more or less favorable. When the Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Series, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Series.

          From time to time, the Series' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be peri ods, for example, when the Adviser, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Adviser and/or its affiliates are performing services or when position limits have been reached.

          In connection with their management of the Series, the Adviser may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Adviser will not be under any obligation, however, to effect transactions on behalf of the Series in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Series and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Series. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Adviser in managing the Series.

          The results of each Series' investment activities may differ significantly from the results achieved by the Adviser and its affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Series. Moreover, it is possible that a Series will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

          An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Series' activities, but will not be involved in the day-to-day management of such Series. In such instances, those individuals may, as a result, obtain information regarding the Series' proposed investment activities which is not generally available to the public. In addition, by virtue of their affili ation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities, currencies and investments similar to those in which the Series invests.

          In addition, certain principals and certain of the employees of the Adviser are also principals or employees of Goldman Sachs or its affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Series should be aware.

          The Adviser may enter into transactions and invest in instruments in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Series, and such party may have no incentive to assure that the Series obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities, currencies or instruments of which may be those in which the Series invest or which may be based on the performance of a Series. The Series may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Series. At times, these activities may cause departments of Goldman Sachs or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Series will deal with Goldman Sachs and its affiliates on an arms-length basis.

          Each Series will be required to establish business relationships with its counterparties based on the Series' own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Series' establishment of its business relationships, nor is it expected that a Series' counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Series' creditworthiness.

          From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Series in order to increase the assets of the Series. Increasing a Series' assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a Series' expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Series acquired for its own account. A large redemption of shares of a Series by Goldman Sachs could significantly reduce the asset size of the Series, which might have an adverse effect on a Series' investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Series and other unitholders in deciding whether to redeem its units.


                             PORTFOLIO TRANSACTIONS

          GSAM places the portfolio transactions of the Series and of all other accounts managed by GSAM for execution with many firms.

GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Series and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Series are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

          Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Series buy, hold or sell. An order has been granted by the SEC under the Act which permits the Series to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Series may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

          Under the Act, the Series are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Series' ability to purchase debt securities in the primary market may from time to time be limited.

          In certain instances there may be securities which are suitable for more than one Series as well as for one or more of the other clients of GSAM. Investment decisions for each Series and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Series is concerned. Each Series believes that over time its ability to participate in volume transactions will produce better executions for the Series.

          During the fiscal year ended December 31, 1997, the Trust acquired and sold securities of its regular broker/dealers: Lehman Brothers, Deutsche Bank, Bear Stearns Cos., CS First Boston, Donaldson, Lufkin & Jenrette, Morgan Stanley, Swiss Bank Corp., Canadian Imperial Bank, Salomon Brothers, Inc., and JP Morgan.

          As of December 31, 1997, each ILA Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1 under the Act, or their parents ($ in thousands); the ILA Prime Obligations Portfolio - Bear Sterns ($39,795), Morgan Stanley ($79,219), Swiss Bank ($754), Donaldson, Lufkin & Jenrette ($372), Salomon ($728); the ILA Money Market Portfolio - Morgan Stanley ($39,789), Swiss Bank ($12,064), Donaldson, Lufkin & Jenrette ($5,952), Salomon ($11,648), Bear Sterns ($34,816), Canadian Imperial Bank ($15,499), JP Morgan ($9,735), the ILA Government Portfolio -Lehman Brothers ($25,000), Morgan Stanley ($50,000), Swiss Bank ($43,091), Donaldson, Lufkin & Jenrette ($21,260), Salomon ($41,605); the ILA Treasury Obligations Portfolio - Swiss Bank ($103,863), Bear Sterns ($35,000), CS First Boston ($30,000), JP Morgan ($35,000), Morgan Stanley ($35,000), Lehman Brothers ($35,000), Donaldson, Lufkin & Jenrette ($51,243), and Salomon ($100,282).

          As of December 31, 1996, each Financial Square Fund held the following amounts of securities of its regular broker/dealers as defined in Rule 10b-1 under the Investment Company Act, or their parents ($ in thousands); FS Prime Obligations Fund - Bear Stearns ($174,079), Swiss Bank Corp. ($152,497), JP Morgan ($50,000), Donaldson, Lufkin & Jenrette ($75,237), Salomon Brothers ($147,238) Lehman Brothers ($300,000), Morgan Stanley & Co. ($187,081); FS Money Market Fund - Canadian Imperial Bank

($62,996), Swiss Bank Corp. ($146,917), JP Morgan ($50,000), Donaldson, Lufkin & Jenrette ($72,484), Salomon Brothers ($141,851) CS First Boston ($99,836), Morgan Stanley & Co. ($149,406), Bear Stearns ($109,133); FS Treasury Obligations Fund - Canadian Imperial Bank ($165,000), Swiss Bank Corp. ($386,123), JP Morgan ($165,000), Donaldson, Lufkin & Jenrette ($190,501), CS
First Boston ($150,000), Morgan Stanley & Co. ($165,000), Bear Stearns ($165,000), Salomon Brothers ($372,809), Lehman Brothers ($165,000); FS
Government Fund - Canadian Imperial Bank ($100,000), Swiss Bank Corp. ($126,823), JP Morgan ($100,000), Donaldson, Lufkin & Jenrette ($62,570),
Salomon Brothers ($122,450) Lehman Brothers ($100,000), Morgan Stanley & Co. ($200,000); FS Premium Money Market Fund - Swiss Bank Corp. ($25,221), Donaldson, Lufkin & Jenrette ($12,443), CS First Boston ($5,990), Morgan Stanley & Co. ($5,000), Salomon Brothers - ($24,352), Lehman Brothers ($5,000).


                                NET ASSET VALUE

          The net asset value per unit of each Series (except for FS Government Fund, FS Premium Fund and FS Treasury Obligations Fund) is determined by the Series' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) (in the case of the FS Government Fund, FS Premium Fund and FS Treasury Obligations Fund, net asset value is determined normally at 5:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. Such holidays include: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

          Each Series' securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $ 1.00 per unit, which the Board of Trustees has determined to be in the best interest of each Series and its unitholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Series would receive if it sold the instrument. During such periods, the yield to an investor in a Series may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on units of a Series may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Series resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Series would be able to obtain a somewhat higher yield if he or she purchased units of the Series on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Series would receive less investment income. The converse would apply in a period of rising interest rates.

          The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Series' price per unit as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Series by the Trustees, at such intervals as they deem appropriate, to determine whether the Series' net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per unit based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing unitholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of units in kind; or establishing a net asset value per unit by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per unit at $1.00 the Trustees have the authority (1) to reduce or increase the number of units outstanding on a pro rata basis, and (2) to offset each unitholder's pro rata portion of the deviation between the net asset value per unit and $1.00 from the unitholder's accrued dividend account or from future dividends. Each Series may hold cash for the purpose of stabilizing its net asset value per unit. Holdings of cash, on which no return is earned, would tend to lower the yield on such Series' units.

          In order to continue to use the amortized cost method of valuation for each Series' investments, the Series must comply with Rule 2a-7. See "Investment Restrictions."

          The proceeds received by each Series for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Series and constitute the underlying assets of that Series. The underlying assets of each Series will be segregated on the books of account, and will be charged with the liabilities in respect to such Series and with a share of the general liabilities of the Trust. Expenses with respect to the Series are to be allocated in proportion to the net asset values of the respective Series except where allocations of direct expenses can otherwise be fairly made. In addition, within each Series, ILA Units, ILA Administration Units, ILA Service Units, ILA Class B, Class C Units (Prime Obligations Portfolio only) FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares (if any) will be subject to different expense structures (see "Organization and Capitalization").


                                  REDEMPTIONS

          The Trust may suspend the right of redemption of units of a Series and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted,
(ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the unitholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Series' units.

          The Trust agrees to redeem units of each Series solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Series during any 90-day period for any one unitholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Series' portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the units being redeemed. If a unitholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

          A FST shareholder of any Financial Square Fund with balances in excess of $100 million may elect to have a special account with State Street for the purpose of redeeming shares from its account in that Series by check. When State Street receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Cancelled checks will be returned to the shareholder by State Street. The Trust and

Goldman Sachs each reserves the right to waive the minimum requirement.

          The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder's account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

          Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or Service Organization in general. The Trust and State Street reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Series.


                        CALCULATION OF YIELD QUOTATIONS

          Each Series' yield quotations are calculated by a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one unit at the beginning of a seven-day period.

          Yield, effective yield and tax-equivalent yield are calculated separately for each class of units of a Series. Each type of unit is subject to different fees and expenses and may have differing yields for the same period.

          The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one unit at the beginning of the base period is determined by dividing the net change in account value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Series.

          Each Series also may advertise a quotation of effective yield for a 7-calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

            Effective Yield = [(base period return + 1)/365/7/] - 1

          The ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, ILA Federal Portfolio, ILA Treasury Instruments Portfolio, FS Treasury Instruments Fund, FS Federal Fund, FS Tax-Free Fund and FS Municipal Fund may also advertise a tax-equivalent yield which is computed by dividing that portion of a Series' yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Series that is not tax-exempt.

          Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Series will fluctuate from time to time and does not provide a basis for determining future returns.
Return is a function of portfolio quality, composition, maturity and market conditions as well as of the expenses allocated to each Series. The return of a Series may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

          The yield, effective yield and tax-equivalent yield of each ILA Portfolio with respect to ILA Units, ILA Administration Units, ILA Service Units, ILA Class B Units, ILA Class C Units (Cash Management Shares had not been offered as of December 31, 1997) for the seven-day period ended December 31, 1997 were as follows:


                                            Tax-
                                                   Effective   Equivalent
                                           Yield     Yield       Yield
                                           ------  ----------  ----------
ILA Prime Obligations Portfolio:
  ILA Units                                 5.40%       5.55%  N/A
  ILA Administration Units                  5.25%       5.39%  N/A
  ILA Service Units                         5.00%       5.13%  N/A
  ILA Class B Units                         4.40%       4.55%  N/A
  ILA Class C Units

ILA Money Market Portfolio:
  ILA Units                                 5.57%       5.72%  N/A
  ILA Administration Units                  5.30%       5.46%  N/A
  ILA Service Units                         5.07%       5.19%  N/A

ILA Treasury Obligations Portfolio:
  ILA Units                                 5.33%       5.47%  N/A
  ILA Administration Units                  5.18%       5.31%  N/A
  ILA Service Units                         4.92%       5.04%  N/A



ILA Treasury Instruments Portfolio:
  ILA Units                                 5.13%       5.26%  ____
  ILA Administration Units                  4.98%       5.10%  ____
  ILA Service Units                         4.73%       4.84%  ____

ILA Government Portfolio:
  ILA Units                                 5.65%       5.81%  N/A
  ILA Administration Units                  5.39%       5.55%  N/A
  ILA Service Units                         5.15%       5.28%  N/A

ILA Federal Portfolio:
  ILA Units                                 5.64%       5.80%  ____
  ILA Administration Units                  5.39%       5.54%  ____
  ILA Service Units                         5.15%       5.28%  ____

ILA Tax-Exempt Diversified Portfolio:
  ILA Units                                 3.72%       3.79%  ____
  ILA Administration Units                  3.57%       3.64%  ____
  ILA Service Units                         3.32%       3.38%  ____

ILA Tax-Exempt California Portfolio***:
  ILA Units                                 3.49%       3.55%  ____
  ILA Administration Units                  3.34%       3.40%  ____
  ILA Service Units**                       3.09%       3.14%  ____

ILA Tax-Exempt New York Portfolio*
  ILA Units                                 3.61%       3.68%  ____
  ILA Administration Units                  3.46%       3.52%  ____
  ILA Service Units**                       3.21%       3.26%  ____

-------------------------

* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York State taxes into account, and ____%, ____% and ____%, respectively, when taking New York City taxes into account.

** Assuming such Units had been outstanding and were subject to maximum administration or service fees.

***  ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA
   Service Units, respectively, when taking California State taxes into account.

   The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent." In the absence of such fee reductions and expense limitations, the yield of each ILA Portfolio for the same period would have been as follows:

                                                     Tax-
                                                  Effective   Equivalent
                                          Yield     Yield       Yield
                                          ------  ----------  ----------

ILA Prime Obligations Portfolio
  ILA Units                                5.38%       5.52%  N/A
  ILA Administration Units                 5.23%       5.36%  N/A
  ILA Service Units                        4.98%       5.10%  N/A
  ILA Class B Units                        4.38%       4.52%  N/A

ILA Money Market Portfolio
  ILA Units                                5.43%       5.58%  N/A
  ILA Administration Units                 5.16%       5.32%  N/A
  ILA Service Units                        4.93%       5.05%  N/A

ILA Treasury Obligations Portfolio
  ILA Units                                5.31%       5.45%  N/A
  ILA Administration Units                 5.16%       5.29%  N/A
  ILA Service Units                        4.90%       5.02%  N/A

ILA Treasury Instruments Portfolio
  ILA Units                                4.88%       4.99%  ____
  ILA Administration Units                 4.73%       4.83%  ____
  ILA Service Units                        4.48%       4.57%  ____

ILA Government Portfolio
  ILA Units                                5.33%       5.50%  N/A
  ILA Administration Units                 5.07%       5.24%  N/A
  ILA Service Units                        4.83%       4.97%  N/A

ILA Federal Portfolio
  ILA Units                                5.29%       5.43%  ____
  ILA Administration Units                 5.04%       5.17%  ____
  ILA Service Units                        4.80%       4.91%  ____

ILA Tax-Exempt Diversified Portfolio
  ILA Units                                3.63%       3.69%  ____
  ILA Administration Units                 3.48%       3.54%  ____
  ILA Service Units                        3.23%       3.28%  ____

ILA Tax-Exempt California Portfolio***
  ILA Units                                3.49%       3.55%  ____
  ILA Administration Units                 3.34%       3.40%  ____
  ILA Service Units**                      3.09%       3.14%  ____

ILA Tax-Exempt New York Portfolio*
  ILA Units                                3.51%       3.57%  ____
  ILA Administration Units                 3.36%       3.41%  ____
  ILA Service Units**                      3.11%       3.15%  ____

-----------------------------

* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York State taxes into account, and ____%, ____% and ____%, respectively, when taking New York City taxes into account.

** Assuming such Units had been outstanding and were subject to maximum administration or service fees.

***  ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA
   Service Units, respectively, when taking the California State Taxes into account.

   The yield, effective yield and tax-equivalent yield of each Financial Square Fund, with respect to FST Shares, FST Adminis tration Shares, FST Service Shares and FST Preferred Shares for the seven-day period ended December 31, 1997 were as follows:

                                         Effective  Tax-Equivalent
                                  Yield    Yield        Yield
                                  --------------------------------

FS Prime Obligations Fund:
     FST Shares                    5.64       5.80             N/A
     FST Administration Shares     5.39       5.54             N/A
     FST Service Shares            5.15       5.28             N/A
     FST Preferred Shares          5.54       5.70             N/A

FS Money Market Fund:
     FST Shares                    5.65       5.81             N/A
     FST Administration Shares     5.39       5.55             N/A
     FST Service Shares            5.15       5.28             N/A
     FST Preferred Shares          5.55       5.71             N/A

FS Treasury Obligations Fund:
     FST Shares                    5.57       5.72             N/A
     FST Administration Shares     5.30       5.46             N/A
     FST Service Shares            5.07       5.19             N/A
     FST Preferred Shares          5.47       5.62             N/A

FS Treasury Instruments Fund:
     FST Shares                    5.10       5.23             N/A
     FST Administration Shares     4.84       4.97             N/A
     FST Service Shares            4.60       4.71             N/A
     FST Preferred Shares          5.00       5.13             N/A

FS Government Fund:
     FST Shares                    5.62       5.78             N/A
     FST Administration Shares     5.37       5.52             N/A
     FST Service Shares            5.12       5.25             N/A
     FST Preferred Shares          5.52       5.68             N/A

FS Federal Fund:
     FST Shares                    5.54       5.69             N/A
     FST Administration Shares     5.29       5.43             N/A
     FST Service Shares            5.04       5.17             N/A
     FST Preferred Shares          5.44       5.59             N/A

FS Tax-Free Fund:
     FST Shares                    3.88       3.95            6.42
     FST Administration Shares     3.62       3.69            5.60
     FST Service Shares            3.38       3.43            5.60
     FST Preferred Shares          3.78       3.85            6.26

FS Premium Money Market Fund:
     FST Shares                    5.69       5.85             N/A
     FST Administration Shares     5.44       5.59             N/A
     FST Service Shares            5.21       5.32             N/A
     FST Preferred Shares          5.59       5.75             N/A

The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent." In the absence of such fee reductions, the yield, effective yield and the tax-equivalent yield of each Financial Square Fund for the same period would have been as follows:

                                  Effective  Tax-Equivalent
                                    Yield        Yield       Yield
                                  --------------------------------

FS Prime Obligations Fund:
     FST Shares                        5.59            5.75    N/A
     FST Administration Shares         5.34            5.49    N/A
     FST Service Shares                5.10            5.23    N/A
     FST Preferred Shares              5.49            5.65    N/A

FS Money Market Fund:
     FST Shares                        5.60            5.76    N/A
     FST Administration Shares         5.34            5.50    N/A
     FST Service Shares                5.10            5.23    N/A
     FST Preferred Shares              5.50            5.66    N/A

FS Treasury Obligations Fund:
     FST Shares                        5.50            5.65    N/A
     FST Administration Shares         5.23            5.39    N/A
     FST Service Shares                5.00            5.12    N/A
     FST Preferred Shares              5.40            5.55    N/A

FS Treasury Instruments Fund:
     FST Shares                        5.02            5.14    N/A
     FST Administration Shares         4.76            4.88    N/A
     FST Service Shares                4.52            4.62    N/A
     FST Preferred Shares              4.92            5.04    N/A

FS Government Fund:
     FST Shares                        5.55            5.70    N/A
     FST Administration Shares         5.30            5.44    N/A
     FST Service Shares                5.05            5.17    N/A
     FST Preferred Shares              5.45            5.60    N/A

FS Federal Fund:
     FST Shares                        5.47            5.62    N/A
     FST Administration Shares         5.22            5.36    N/A
     FST Service Shares                4.97            5.10    N/A
     FST Preferred Shares              5.37            5.52    N/A

FS Tax-Free Fund:
     FST Shares                        3.84            3.91   6.36
     FST Administration Shares         3.58            3.65   5.93
     FST Service Shares                3.34            3.39   5.53
     FST Preferred Shares              3.74            3.81   6.19

FS Premium Money Market Fund:
     FST Shares                        5.44            5.58    N/A
     FST Administration Shares         5.19            5.32    N/A
     FST Service Shares                4.96            5.05    N/A
     FST Preferred Shares              5.34            5.48    N/A

     The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1997 are based on a federal marginal tax rate of 39.6%.

     With respect to the ILA Tax-Exempt California Portfolio, the California top marginal State personal income tax rate of 9.30% is being assumed in addition to the 39.6% federal tax rate, for a combined tax rate of 46.42%. With respect to the ILA Tax-Exempt New York Portfolio, the tax equivalent yields are being shown under three scenarios. The first scenario assumes a federal marginal tax rate of 39.6%, the second scenario assumes a New York top marginal State personal income tax rate of 6.85%, for a combined effective tax rate of 44.94%. The third scenario assumes a New York City top marginal personal income tax rate of 4.46% in addition to the above federal and New York State tax rates, for a combined effective tax rate of 47.63%. The combined tax rates assume full deductibility of state and, if applicable, city taxes in computing federal tax liability.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form a part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other material which highlight or summarize the services provided in support of an asset allocation program.

     From time to time any Series may publish an indication of its past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Morningstar Mutual Funds, Micropal, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

     The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Series' performance relative to certain indices and benchmark investments, including (without limitation): inflation and interest rates, certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts and repurchase agreements. The Trust may also compare a Series' performance with that of other mutual funds with similar investment objectives.

     The composition of the investments in such mutual funds, comparative indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Series. Indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Series to calculate its performance data.

     A Series' performance data will be based on historical results and is not intended to indicate future performance. A Series' performance will vary based on market conditions, portfolio expenses, portfolio investments and other factors. Return for a Series will fluctuate unlike certain bank deposits or other investments which pay a fixed yield or return.

     The Trust may also, at its discretion, from time to time make a list of a Series' holdings available to investors upon request. The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Adviser's views as to markets, the rationale for a Series' investments and discussions of a Fund's current holdings.

     In addition, from time to time, quotations from articles from financial and other publications, such as those listed above, may be used in advertisements, sales literature and in reports to unitholders.


                                TAX INFORMATION

     Each Series has qualified and has elected or intends to qualify and elect to be treated and to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

     In order to qualify as a regulated investment company, each Series must, among other things, (a) derive at least 90% of its gross income for the taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% Test"); and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Series' total gross assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Series' total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Series' total (gross) assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Series and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

     Each Series, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to unitholders with respect to any taxable year in accordance with the Code's timing and other requirements, provided that the Series distributes at least 90% of its investment company taxable income (generally, all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year and, in the case of any Series that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions. A Series will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a non-deductible 4% federal excise tax, each Series must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Series paid no federal income tax.

     Dividends paid by a Series from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of unitholders. Such distributions will not qualify for the corporate dividends-received deduction. Dividends paid by a Series from the excess of net long-term capital gain (if any) over net short-term capital loss are taxable to unitholders as long-term capital gain, regardless of the length of time the units of a Series have been held by such unitholders, and also will not qualify for the corporate dividends-received deduction. A Series' net realized capital gains for a taxable year are computed by taking into account realized capital losses, including any capital loss carryforward of that Series. At December 31, 1997, the following Series had approximately the following amounts of capital loss carryforwards:

                                   Amount  Year of Expiration
                                   ------  ------------------

FS Tax Free Money Market Fund $14,940      2003-2005
FS Federal Fund                 7,673      2005

     Distributions paid by the ILA Tax-Exempt Diversified, ILA Tax-Exempt California, ILA Tax-Exempt New York Portfolios, FS Tax-Free Fund or FS Municipal Fund from tax-exempt interest received by them and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Series' total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code (not
             - -
including units of other regulated investment companies that may pay exempt-interest dividends, because such units are not treated as tax-exempt obligations for this purpose). Dividends paid by the other Series from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds," if any, received by a Series may constitute a tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular unitholders. In addition, tax-exempt distributions of the Series may be considered in computing the "adjusted current earnings" preference item of their corporate unitholders in determining the corporate alternative minimum tax. To the extent that the ILA Tax-Exempt Diversified, ILA Tax-Exempt California, ILA Tax-Exempt New York Portfolios and FS Tax-Free and FS Municipal Funds invest in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from Federal income tax, or earn other taxable income any distributions of income from such investments or other taxable income will be taxable to unitholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry units of the Series will generally not be deductible. The availability of tax-exempt obligations and the value of the Series may be affected by restrictive tax legislation enacted in recent years.

     In purchasing municipal obligations, the ILA Tax-Exempt Diversified, ILA Tax-Exempt California, ILA Tax-Exempt New York Portfolios, FS Tax-Free and FS Municipal Funds rely on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. These Series do not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels' opinions are correct.

     Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in units or in cash.
Unitholders electing to receive distributions in the form of additional units will have a cost basis in each unit so received equal to the amount of cash they would have received had they elected to receive cash.

     Certain Series may be subject to foreign withholding taxes or other foreign taxes with respect to their investments in certain securities of foreign entities. These taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties in some cases, and each Series intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although no Series anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied by a Series, that Series could make an election under Code Section 853 to permit its unitholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by that Series in foreign countries. In the event such an election is made, unitholders will be required to include their pro rata share of such taxes in gross income and may be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Unitholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

     Each Series will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt unitholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt unitholders who fail to furnish the Series with their taxpayer identification number and with certain certifications required by the Internal Revenue Service or if the Internal Revenue Service or a broker notifies a Series that the number furnished by the unitholder is incorrect or that the unitholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from the ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California, ILA Tax-Exempt New York Portfolio or FS Tax-Free or FS Municipal Funds will not be subject to backup withholding if the applicable Series reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. The Series may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct, if applicable, or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in units, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     Redemptions (including exchanges) and other dispositions of units in transactions that are treated as sales for tax purposes will generally not result in taxable gain or loss, provided that the Series successfully maintain a constant net asset value per share, but a loss may be recognized to the extent a CDSC is imposed on the redemption or exchange of ILA Class B or Class C Units. All or a portion of such a loss may be disallowed under applicable Code provisions in certain circumstances. Unitholders should consult their own tax advisors with reference to their circumstances to determine whether a redemption, exchange, or other disposition of Series Units is properly treated as a sale for tax purposes.

     All distributions (including exempt-interest dividends) whether received in units or cash, must be reported by each unitholder who is required to file a federal income tax return. The Series will inform unitholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio, ILA Tax-Exempt New York Portfolio, FS Tax-Free Fund and FS Municipal Fund the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Unitholders who receive exempt-interest dividends and have not held their units of the applicable Series for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax- exempt interest or tax preference income earned during the period of their investment in such Series. Each unitholder should consult his or her own tax advisor to determine the tax consequences of an investment in a Series in the unitholder's own state and locality.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post- retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Unitholders should consult their tax advisers for more information.

     The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each unitholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of units of a Series, including the possibility that such a unitholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Series and, if a current IRS Form W-8 or acceptable substitute is not on file with the Series, may be subject to backup withholding on certain payments.

STATE AND LOCAL

     The Trust may be subject to state or local taxes in jurisdictions in which the Trust may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of a Series and its unitholders under such laws may differ from their treatment under Federal income tax laws, and an investment in the Series may have tax consequences for unitholders that are different from those of a direct investment in the Series' securities. Unitholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for unitholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Series in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or (ii) exempt from intangible property tax the value of the units of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations. See also the discussion below of these applicable provisions in California and New York.

     Provided that the Series qualify as regulated investment companies and incur no federal income tax liability, the Series may still be subject to New York State and City minimum taxes, which are small in amount.

     California State Taxation. The following discussion of California tax law assumes that the ILA Tax-Exempt California Portfolio will be qualified as a regulated investment company under Subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends. The ILA Tax-Exempt California

Portfolio intends to qualify for each taxable year under California law to pay "exempt-interest dividends" which will be exempt from the California personal income tax.

     Individual unitholders of the ILA Tax-Exempt California Portfolio who reside in California will not be subject to California personal income tax on distributions received from the Portfolio to the extent such distributions are exempt-interest dividends attributable to interest on obligations the interest on which is exempt from California personal income tax provided that the Portfolio satisfies the requirement of California law that at least 50% of its assets at the close of each quarter of its taxable year be invested in such obligations and properly designates such exempt-interest dividends under California Law. Distributions from the ILA Tax-Exempt California Portfolio which are attributable to sources other than those described in the second preceding sentence will generally be taxable to such unitholders as ordinary income. Moreover, California legislation which incorporates Subchapter M of the Code provides that capital gain dividends may be treated as long-term capital gains. Such gains are currently subject to personal income tax at ordinary income tax rates. Capital gains that are retained by the Portfolio will be taxed to that Portfolio, and California residents will receive no California personal income tax credit for such tax. Distributions other than exempt-interest dividends are includable in income subject to the California alternative minimum tax.

     Distributions from investment income and long-term and short-term capital gains will generally not be excluded from taxable income in determining California corporate franchise taxes for corporate unitholders and will be treated as ordinary dividend income for such purposes. In addition, such distributions may be includable in income subject to the alternative minimum tax.

     Interest on indebtedness incurred or continued by unitholders to purchase or carry units of the ILA Tax-Exempt California Portfolio will not be deductible for California personal income tax purposes.

     In addition, any loss realized by a unitholder of the ILA Tax-Exempt California Portfolio upon the sale of units held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such units. Moreover, any loss realized upon the redemption of units within six months from the date of purchase of such units and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of units within thirty days before or after the acquisition of other units of the same Portfolio may be disallowed under the "wash sale" rules.

     New York City and State Taxation. Individual unitholders who are residents of New York State will be able to exclude for New York State income tax purposes that portion of the exempt-interest dividends properly designated as such from the ILA Tax-Exempt New York Portfolio which is derived from interest on obligations of New York State and its political subdivisions and obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Exempt-interest dividends may be properly designated as such only if, as anticipated, at least 50% of the value of the assets of the Portfolio are invested at the close of each quarter of its taxable year in obligations of issuers the interest on which is excluded from gross income for federal income tax purposes. Individual unitholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the ILA Tax-Exempt New York Portfolio is not deductible for New York State or New York City personal income tax purposes.

     Long-term capital gains, if any, that are distributed by the ILA Tax-Exempt New York Portfolio and are properly designated as capital gain dividends will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents

     Unitholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

     This discussion of the tax treatment of the Portfolio and its unitholders is based on the tax laws in effect as of the date of this Statement of Additional Information.


                        ORGANIZATION AND CAPITALIZATION

     The Series were reorganized from series of a Massachusetts business Trust as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997 on April 30, 1997.

     The Act requires that where more than one class or series of units exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. The Trustees also have authority to classify and reclassify any series of units into one or more classes of units. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of up to three classes of units of each of the ILA Portfolios: ILA Units, ILA Administration Units and ILA Service Units. In addition, the Trustees have authorized a fourth and fifth class of units, ILA Class B Units and ILA Class C Units, with respect to the Prime Obligations Portfolio. The Trustees have also authorized Cash Management Shares of the ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Government Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of up to four classes of shares of each of the Financial Square Funds: FST Shares, FST Service Shares, FST Administration Shares and FST Preferred Shares.

     Each ILA Unit, ILA Administration Unit, ILA Service Unit, ILA Class B Unit, ILA Class C Unit, Cash Management Share, FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Series represents an equal proportionate interest in the assets belonging to that Series. It is contemplated that most units (other than ILA Class B or Class C Units) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the units or another organization designated by such bank or institution. ILA Class B and Class C Units generally are only issued upon exchange from Class B or Class C Shares, respectively, of other Series of the Goldman Sachs mutual funds. ILA Units and FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution's investors. ILA Administration Units and FST Administration Shares may be purchased for accounts held in the name of an investor or an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange ILA Administration Units or FST Administration Shares. ILA Administration Units of each ILA Portfolio bear the cost of administration fees at the annual rate of up to .15 of 1% of the average daily net assets of such Units. FST Administration Shares of a Financial Square Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. ILA Service Units and FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and unitholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange ILA Service Units or FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. ILA Service Units bear the cost of service fees at the annual rate of up to .40 of 1% of the average daily net assets of such Units. FST Service Shares of a Financial Square Fund bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such Shares. FST Preferred Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including acting directly or through an agent, as the sole shareholder of record, maintaining account records of its customers and processing orders to purchase, redeem and exchange FST Preferred Shares. FST Preferred Shares of a Financial Square Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares. ILA Class B Units of the Prime Obligations Portfolio are sold subject to a contingent deferred sales charge of up to 5.0% and ILA Class C Units are sold subject to a contingent deferred sales charge of 1.0% if redeemed within 12 months of purchase. ILA Class B and Class C Units are sold through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. ILA Class B and Class C Units bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to ILA Class B and Class C Units, respectively. ILA Class B and Class C Units also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets of the Prime Obligations Portfolio attributable to ILA Class B and Class C Units. Cash Management Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange Cash Management Shares, responding to customer inquiries and assisting customers with investment procedures. Cash Management Shares bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such shares. Cash Management Shares also bear the cost of distribution (Rule 12b-1) fees at an annual rate of .50% of the average daily net assets attributable to Cash Management Shares.

     It is possible that an institution or its affiliates may offer different classes of units to its customers and thus receive different compensation with respect to different classes of units of the same Series. In the event a Series is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of units of the Series. ILA Administration Units, ILA Service Units, ILA Class B Units, ILA Class C Units, Cash Management Shares, FST Administration Shares, FST Preferred Shares and FST Service Shares each have certain exclusive voting rights on matters relating to their respective plans. Units of each class may be exchanged only for Units of the same class in another ILA Portfolio or, in the case of the Prime Obligations Portfolio, shares of the corresponding class of certain other mutual funds sponsored by Goldman Sachs. Except as described above, the ten classes of units are identical. Certain aspects of the Units may be altered, after advance notice to unitholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

     When issued units are fully paid and non-assessable. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the applicable class of the relevant Series available for distribution to such unitholders. All units entitle their holders to one vote per unit, are freely transferable and have no preemptive subscription or conversion rights.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to unitholders including the election of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees.
Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

     The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

     The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

     The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholders, (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees
(a) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (b) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to any other series or class; and/or (c) may have no power or authority with respect to any other series or class. The Trustees are not currently considering the appointment of Series Trustees for the Trust.

     As of April 3, 1998, the only holders of record of 5% or more of the outstanding units of the ILA Prime Obligations Portfolio were Duquesne Capital Management, Inc., 2579 Washington Rd. Ste. 322, Pittsburgh, PA 15241-2563 (12.29%); and National Financial Services, Co., P.O. Box 3752, Church Street Station, New York, NY 10008 (5.91%).

     As of April 3, 1998, the only holders of record of 5% or more of the outstanding units of the ILA Money Market Portfolio were Bank of New York, 48 Wall Street, New York, NY 10286 (16.17%); and Stone Street & Bridge Street Funds, 85 Broad Street, 4th Floor, New York, NY 10004-2434 (6.72%).

     As of April 3, 1998, the only holders of record of 5% or more of the outstanding units of the ILA Treasury Obligations Portfolio were First National Bank of Omaha, P.O. Box 3128, Omaha, NE 68103-0128 (19.27%); Bank of New York
(NCD), Hare & Co., 1 Wall Street, 15th Floor, New York, NY 10286-0001 (7.45%); Bank One Investment Advisors Corp., Strafe & Co., P.O. Box 710211, Columbus, OH, 43271-0211 (6.51%); and Bankers Trust Company, Hare & Co., P.O. Box 697, Des Moines, IA 50304 (5.71%).

     As of April 3, 1998, the only holders of record of 5% or more of the outstanding units of the ILA Treasury Instruments Portfolio were Bank of New York (NCD), Hare & Co., 1 Wall Street, 15th Floor, New York, NY 10286-0001 (35.73%); Hilliard Lyons Trust Co., P.O. Box 32780, Louisville, KY 40232 (7.46%); Morgan Stanley-Harris Assoc.-Sweep, 2 N. LaSalle Street, Ste. 500, Chicago, IL 60602 (6.94%); and Mid-America Bank of Louisville-Banlou, P.O. Box 1101, Louisville, KY 40201 (5.06%).

     As of April 3, 1998, the only holders of record of 5% or more of the outstanding units of the ILA Government Portfolio were Morgan Stanley-Harris Assoc.-Sweep, 2 N. LaSalle Street, Ste. 500, Chicago, IL 60602 (15.20%); Standish Long/Shor Equity Fund LP, One Financial Ctr, Boston, MA 02111 (10.49%); Comerica Bank, Calhoun & Co., P.O. Box 55-519, Detroit, MI 48255-0499 (7.95%); Northern Trust, 50 South LaSalle Street, Chicago, IL

60675 (7.36%); and Berger Accounts, P.O. Box 13390, Palm Desert, CA 92255
(5.23%).

     As of April 3, 1998, the only holders of record of 5% or more of the outstanding units of the ILA Tax-Exempt New York Portfolio were Bank of New York, 48 Wall Street, New York, NY 10286 (13.94%); Werner Holding Co., Inc., 1105 N. Market St., Ste. 130, Wilmington, DE 19501 (6.85%); and Stephen Apkon & Lisa Hertz Apkon, 33 Ashland Ave., Pleasantville, NY 10570 (5.57%).

     As of April 3, 1998, the only holders of record of 5% or more of the outstanding units of the ILA Federal Portfolio were Bank of New York, 48 Wall Street, New York, NY 10286 (11.23%); Hilliard Lyons Trust Co., P.O. Box 32760, Louisville, KY 40232-2760 (6.79%); and The Baupost Group, Inc., P.O. Box 389125, Cambridge, MA 02238 (5.64%).

     As of April 3, 1998, the only holder of record of 5% or more of the outstanding units of the ILA Tax-Exempt California Portfolio was Bodri Capital Management, Inc., 525 University Ave., Ste. 1322, Palo Alto, CA 94301 (6.70%).

     As of April 3, 1998, the entities noted below may have owned beneficially 5% or more of the outstanding shares of FS Prime Obligations Fund: Commerce Bank of Kansas City, NA, P.O. Box 248, Kansas City, MO 64141 (9.72%); Citicorp Trust, NA as Custo dian, 400 Royal Palm Way, Flr. 3, Palm Beach, FL 33480 (6.93%); and Deloitte & Touche, 10 Westport Road, P.O. Box 820, Wilton, CT 06897 (6.28%).

     As of April 3, 1998, the entities noted below may have owned beneficially 5% or more of the outstanding shares of FS Money Market Fund: Kiewit Diversified Group, Inc., One Thousand Kiewit Plz, Omaha, NE 68131 (9.12%); and Citicorp Trust, NA as Custodi an, 400 Royal Palm Way, 3rd Flr., Palm Beach, FL 33480 (8.92%).

     As of April 3, 1998, the entities noted below may have owned beneficially 5% or more of the outstanding shares of FS Premium Money Market Fund:
BankBoston, P.O. Box 1130, Boston, MA 02103 (31.95%); Corning, Inc., 1 Riverfront Plz, Corning, NY 14831 (8.49%); Walther Accounts, 3661 Buchanan St., San Francisco, CA, 94123 (8.22%); Midland Loan Services LP, 210 W. 10th St.-Fl. 6, Kansas City, MO 64105 (6.61%); and National City Bank, 4100 W. 150th St., Cleveland, OH 44135 (5.27%).

     As of April 3, 1998, the entities noted below may have owned beneficially 5% or more of the outstanding shares of FS Govern ment Fund: Security Trust Company, P.O. Box 1589, San Diego, CA 92112-1589 (11.49%); Chicago Trust Company, 171 N. Clark St., #5CA, Chicago, IL 60601 (9.50%); Mellon Bank, Three Mellon Bank Center, 34th Flr., Pittsburgh, PA 15258 (8.45%); and State Street Bank & Trust Co., P.O. Box 1992, Boston, MA 02105 (8.09%).

     As of April 3, 1998, the entities noted below may have owned beneficially 5% or more of the outstanding shares of FS Tax-Free Fund: Commerce Bank of Kansas City, NA, P.O. Box 248, Kansas City, MO 64141 (10.75%); International Paper Trustees, 2 Manhattanville Road, Purchase, NY 10577 (6.44%); Mercantile Bank of St. Louis, Mandell & Company, P.O. Box 387 MPO, St. Louis, MO 63101 (6.35%); Werner Holdings Co., Inc., 1105 N. Market St., Ste. 1300, Wilmington, DE 19801 (6.24%); Reliance Trust Company, P.O. Box 48449, Atlanta, GA 30362 (6.12%); and Summit Bank, P.O. Box 821, Hakensack, NJ 07602 (5.29%).

     As of April 3, 1998, the entities noted below may have owned beneficially 5% or more of the outstanding shares of FS Federal Fund: Bank of Oklahoma, NA, P.O. Box 2300, Tulsa, OK 74192 (10.14%); and Amalgamated Bank of Chicago, One West Monroe St., Chicago, IL 60603 (5.62%).

     As of April 3, 1998, the entities noted below may have owned beneficially 5% or more of the outstanding shares of FS Treasury Instruments Fund: Harris Trust & Savings Bank, 200 W. Monroe Street, Fl. 12, Chicago, IL 60606 (36.70%); William Harris Investors, Inc., 2 N. LaSalle Street, Ste. 400, Chicago, IL
60602 (15.73%); IBJ Schroder Bank & Trust Co., One State Street-11th Fl., New York, NY 10004 (9.70%); Northern Capital Trust of Fargo, P.O. Box 829, Fargo, ND 58102 (9.07%); Central Bank & Trust Co., CEBANTCO, P.O. Box 1360, Lexington, KY 40590 (6.89%); and Guaranty Bank & Trust Co., Haws & Co., P.O. Box 5847, Denver, CO 80217 (6.10%).

     As of April 3, 1998, the entities noted below may have owned beneficially 5% or more of the outstanding shares of FS Treasury Fund: Commerce Bank of Kansas City, NA, P.O. Box 248, Kansas City, MO 64141 (8.08%); and Associated Bank, Hard & Co., P.O. Box 1007, Neenah, WI 54957 (5.98%).

UNITHOLDER AND TRUSTEE LIABILITY

     Under Delaware law, the unitholders of the Series are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust unitholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a unitholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust unitholders to liability. To guard against this risk, the Declaration of Trust contains express disclaimer of unitholder liability for acts or obligations of a Series. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Portfolio or the

Trustees. The Declaration of Trust provides for indemnification by the relevant Series for all loss suffered by a unitholder as a result of an obligation of the Series. The Declaration of Trust also provides that a Series shall, upon request, assume the defense of any claim made against any unitholder for any act or obligation of the Series and satisfy any judgment thereon. In view of the above, the risk of personal liability of unitholders is remote.

     In addition to the requirements set forth under Delaware Law, the Declaration of Trust provides that unitholders may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) unitholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding units of the Trust, or 10% of the outstanding units of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such unitholder request and to investigate the basis of such claim. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the Unitholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                           CUSTODIAN AND SUBCUSTODIAN

     State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Series' assets. In that capacity, State Street maintains the accounting records and calculates the daily net asset value per unit of the Series. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Trust.


                            INDEPENDENT ACCOUNTANTS

     Arthur Andersen LLP, independent public accountants, 222 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                              FINANCIAL STATEMENTS

     The Financial Statements of the Series then in existence and conducting investment operations, including the Statements of Investments as of December 31, 1997, the Statements of Assets and Liabilities as of December 31, 1997, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets, the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the December 31, 1997 Annual Report to the shareholders, are attached hereto and incorporated by reference into this Statement of Additional Information.


                     OTHER INFORMATION REGARDING PURCHASES

     The Adviser, Distributor and/or their affiliates may pay, out of their own assets, compensation to Service Organizations and other persons in connection with the sale and/or servicing of shares of the Series and other investment funds of the Trust. These payments ("Additional Payments") would be in addition to the payments by the Series described in the Series' Prospectuses and this Statement of Additional Information for shareholder servicing and processing. These Additional Payments may take the form of "due diligence" payments for an institution's examination of the Series and payments for providing extra employee training and information relating to the Series; "listing" fees for the placement of the Series on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Series; "marketing support" fees for providing assistance in promoting the sale of the Series' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, Distributor and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Series. The additional Payments made by the Adviser, Distributor and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the institutions involved, and may be different for different institutions. Furthermore, the Adviser, Distributor and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. The Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Service Organizations and other institutions and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Distributor currently expects that such additional bonuses or incentives will not exceed 0.50% of the amount of any sales.


                              ADMINISTRATION PLANS

     The Trust, on behalf of each ILA Portfolio and Financial Square Fund, has adopted an administration plan with respect to the ILA Administration Units (the "ILA Administration Plan"), with respect to the FST Administration Shares (the "FST Administration Plan") and FST Preferred Shares (the "FST Preferred Plan," together with the ILA Administration Plan and the FST Administration Plan, the "Administration Plans") which authorize the ILA Portfolios and Financial Square Funds to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such units. Pursuant to the Administration Plans, the Trust, on behalf of each Series, enters into agreements with Service Organizations which purchase ILA Administration Units, FST Administration Shares or FST Preferred Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole unitholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns ILA Administration Units, FST Administration Shares or FST Preferred Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange ILA Administration Units, FST Administration Shares or FST Preferred Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in units by customers. As compensation for such services, the Trust on behalf of each ILA Portfolio and Financial Square Fund pays each Service Organization an administration fee in an amount up to .15% (on an annualized basis) of the average daily net assets of the ILA Administration Units of each ILA Portfolio,
 .25% (on an annualized basis) of the average daily net assets of the FST Administration Shares and .10% (on an annualized basis) of the average daily net assets of the FST Preferred Shares of each Financial Square Fund, attributable to or held in the name of such Service Organization for its customers.

     For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of the administration fees paid by each ILA Portfolio under its ILA Administration Plan to Service Organizations was as follows:


                                         1997        1996      1995
                                         ----        ----      ----
ILA Prime Obligations
  Portfolio                                       $ 65,534  $141,500

ILA Money Market Portfolio                         316,155   223,420

ILA Treasury Obligations
  Portfolio                                        145,201   165,430

ILA Treasury Instruments
  Portfolio                                        145,441   110,355

ILA Government Portfolio                            63,048    94,196

ILA Federal Portfolio                              906,321   713,846

ILA Tax-Exempt Diversified
  Portfolio                                         73,660   103,673

ILA Tax-Exempt California
  Portfolio                                            262       600

ILA Tax-Exempt New York
  Portfolio                                         39,843    27,783

          For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of administration fees paid by each Financial Square Fund under its FST Administration Plan to Service Organizations was as follows:

                                         1997        1996      1995
                                         ----        ----      ----

FS Prime Obligations Fund            $  662,090  $  527,357  $318,346
FS Money Market Fund                    780,489     474,043   283,241
FS Treasury Obligations Fund          1,741,440   1,100,814   457,071
FS Government Fund                      649,313     250,618   131,629
FS Tax Free Fund                        241,784     128,721    32,166
FS Premium Money Market Fund/(1)/        13,845         N/A       N/A
FS Treasury Instruments Fund/(1)/         3,240         N/A       N/A
FS Federal Fund/(1)/                    353,083         N/A       N/A

---------------------------

/(1)/ The FST Administration Shares of the FS Premium Money Market Fund, FS Treasury Instruments Fund and FS Federal Fund commenced share activity on August 1, 1997, April 1, 1997 and May 30, 1997. As of December 31, 1997, the FS
Municipal Fund had not commenced operations.


          For the fiscal year ended December 31, 1997 and December 31, 1996, the amount of administration fees paid by each Financial Square Fund under its FST Preferred Plan was as follows:

                                       1997      1996
                                       ----      ----

FS Prime Obligations Fund/(1)/       $181,303  $42,963
FS Money Market Fund/(1)/              55,349    2,874
FS Treasury Obligations Fund/(1)/     107,309   15,097
FS Government Fund/(1)/                27,961      395
FS Tax Free Fund/(1)/                  15,965   13,155
FS Premium Money Market Fund/(1)/         131      N/A
FS Treasury Instruments Fund/(1)/           1      N/A
FS Federal Fund/(1)/                   66,047      N/A


/(1)/ The FST Preferred Shares of the FS Prime Obligations Fund, FS Money Market
      Fund, FS Treasury Obligations Fund, FS Government Fund, FS Tax-Free Fund, FS Premium Money Market Fund, FS Treasury Instruments Fund, and FS Federal Fund commenced share activity on May 1, 1996, May 1, 1996, May 1, 1996, May 1, 1996, May 1, 1996, August 1, 1997, May 30, 1997 and May 30, 1997.

          As of December 31, 1997, the FS Municipal Fund has not commenced operations.

          Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in ILA Adminis tration Units, FST Administration Shares and FST Preferred Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in ILA Administration Units, FST Administration Shares or FST Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing ILA Administration Units, FST Administration Shares or FST Preferred Shares on behalf of their customers may be required to register as dealers.

          The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Administration Plans or the related Service Agreements, most recently voted to approve the Administration Plans and Service Agreements at a meeting called for the purpose of voting on such Administration Plans and Service Agreements on April 22, 1998. The Administration Plans and Service Agreements will remain in effect until April 30, 1999 and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

          An Administration Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the ILA Administration, FST

Administration or FST Preferred shareholders of the affected Series, and all material amendments of the Administration Plan must also be approved by the Trustees in the manner described above. An Administration Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding ILA Administration Units, FST Administration Shares or FST Preferred Shares of the affected Series. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding ILA Administration Units, FST Administration Shares or FST Preferred Shares of the affected Series on not more than sixty
(60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Administration Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Administration Plans will benefit the Series and holders of ILA Administration Units, FST Administration Shares and FST Preferred Shares of such Series. In the Trustees' quarterly review of the Administration Plans and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.


                                 SERVICE PLANS
    (ILA Service Units, Cash Management Shares and FST Service Shares Only)

          The Trust has adopted a service plan on behalf of each ILA Portfolio with respect to the ILA Service Units (the "ILA Service Plan"), on behalf of the ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Government Portfolio, ILA Tax-Exempt Diversified Portfolio and ILA Tax-Exempt New York Portfolio with respect to the Cash Management Shares (the "Cash Management Shares Service Plan") and on behalf of each Financial Square Fund with respect to the FST Service Shares (the "FST Service Plan" and together with the ILA Service Plan and the Cash Management Shares Service Plan, the "Service Plans") which authorize the Series to compensate Service Organizations for providing certain account administration and personal account maintenance services to their customers who are or may become beneficial owners of such units. Pursuant to the Service Plans, the Trust, on behalf of each ILA Portfolio or Financial Square Fund, enters into agreements with Service Organizations which purchase ILA Service Units, Cash Management Shares or FST Service Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole unitholder of record and nominee for all customers; (b) maintain account records for each customer who beneficially owns ILA Service Units, Cash Management Shares or FST Service Shares; (c) answer questions and handle correspondence from customers regarding their accounts; (d) process customer orders to purchase, redeem and exchange ILA Service Units, Cash Management Shares or FST Service Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds; (e) issue confirmations for transactions in units by customers; (f) provide facilities to answer questions from prospective and existing investors about ILA Service Units, Cash Management Shares or FST Service Shares; (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information; (h) display and make prospectuses available on the Service Organization's premises; (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization; (j) act as liaison between customers and the Trust, including obtaining information from the Trust, working with the Trust to correct-errors and resolve problems and providing statistical and other information to the Trust, and (k) with respect to the Cash Management Shares Service Plan: (i) provide services to customers intended to facilitate or improve their understanding of the benefits and risks of an ILA Portfolio, (ii) facilitate the inclusion of an ILA Portfolio in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through Service Organizations,
(iii) facilitate electronic or computer trading and/or processing in an ILA Portfolio or providing electronic, computer or other database information regarding an ILA Portfolio to Customers, and (iv) develop, maintain and support systems necessary to support Cash Management Shares. As compensation for such services, (a) the Trust on behalf of each ILA Portfolio pays each Service Organization a service fee in an amount up to .40% (on an annualized basis) of the average daily net assets of the ILA Service Units of each ILA Portfolio attributable to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets; (b) the Trust on behalf of each ILA Portfolio pays each Service Organization a service fee in an amount up to .50% (on an annual basis) of the average daily net assets of the Cash Management Shares of each ILA Portfolio attributable to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets; and (c) the Trust, on behalf of each Financial Square Fund, pays each Service Organization a service fee in an amount up to .50% (on an annualized basis) of the average daily net assets of the FST Service Shares of each Financial Square Fund attributable to or held in the name of such Service Organization for its customers;

provided, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets.

                                           No Cash Management Shares were
outstanding as of the fiscal year ended December 31, 1997.

          For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of the service fees paid by each ILA Portfolio then in existence to Service Organizations was as follows:

                                  1997      1996      1995
                                  ----      ----      ----
ILA Prime Obligations
  Portfolio                              $  494,274  $937,733

ILA Money Market Portfolio                  128,313   102,642

ILA Treasury Obligations
  Portfolio                   $  579,790   478,419

ILA Treasury Instruments
  Portfolio                    1,266,586   316,188

ILA Government Portfolio         352,931   430,114

ILA Federal Portfolio            562,023   254,508

ILA Tax-Exempt Diversified
  Portfolio                      130,158   220,790

ILA Tax-Exempt California
  Portfolio/(1)/                      --        --

ILA Tax-Exempt New York
  Portfolio/(1)/                      --        --


(1)  ILA Service Unit activity has not commenced operations.

     For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of service fees paid by each Financial Square Fund to Service Organizations was as follows:

                                        1997         1996     1995
                                        ----         ----     ----

FS Prime Obligations
  Fund                               $  707,816  $  541,076  $299,892

FS Money Market Fund/(1)/             1,514,944     271,936     8,447

FS Treasury Obligations
  Fund                                1,201,356  $  849,624   584,861

FS Government Fund/(2)/               2,533,854   1,258,434    39,940

FS Tax-Free Fund                        166,974      91,599    70,179

FS Premium Money Market Fund/(3)/           114         N/A       N/A

FS Treasury Instruments Fund/(4)/       112,501         N/A       N/A

FS Federal Fund/(5)/                    482,096         N/A       N/A

---------------------------------------------------------------------

(1)  FST Service Share activity commenced June 14, 1995.
(2)  FST Service Share activity commenced May 16, 1995.
(3)  FST Service Share activity commenced August 1, 1997.
(4)  FST Service Share activity commenced March 5, 1997.
(5)  FST Service Share activity commenced March 25, 1997.

As of December 31, 1997, FS Municipal Fund had not commenced operations.

     The Trust has adopted each Service Plan pursuant to Rule 12b-1 under the Investment Company Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Investment Company Act. Rule 12b-1, which was adopted by the Securities and Exchange Commission under the Investment Company Act, regulates the circumstances under which an investment company such as the Trust may bear expenses associated with the distribution of its securities. In particular, such an investment company cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of securities issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Service Plans and described above are not expenses incurred primarily for effecting the distribution of ILA Service Units, Cash Management Shares or FST Service Shares. However, should such payments be deemed by a court or the Securities and Exchange Commission to be distribution expenses, such payments would be duly authorized by the Service Plans.

     The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Trust, such Service Organi zations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of ILA Service Units, Cash Management Shares or FST Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of the Series. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and other financial institutions purchasing ILA Service Units, Cash Management Shares or FST Service Shares on behalf of their customers may be required to register as dealers pursuant to state law. Any such alteration or discontinuance of services could require the Trustees of the Trust to consider changing the Trust's method of operations or providing alternative means of offering ILA Service Units, Cash Management Shares or FST Service Shares to customers of such Service Organizations, in which case the operation of the Trust, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of the Trust's operations would have any effect on the net asset value per unit or result in financial losses to any unitholder or shareholder.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in ILA Service Units, Cash Management Shares or FST Service Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in ILA Service Units, Cash Management Shares or FST Service Shares.

     The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Plans or the related Service Agreements, most recently voted to approve the Service Plans and Service Agreements at a meeting called for the purpose of voting on such Service Plans and Service Agreements on April 22, 1998. They will remain in effect until April 30, 1999 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

     A Service Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the ILA Service unitholders, Cash Management Shareholders or FST Service Shareholders of the affected Series, and all material amendments of a Plan must also be approved by the Trustees in the manner described above. A Service Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding ILA Service Units, Cash Management Shareholders or FST Service Shares of the affected Series. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding ILA Service Units, Cash Management Shareholders or FST Service Shares of the affected Series on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Service Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Service Plans will benefit the Series and holders of ILA Service Units, Cash Management Shares and FST Service Shares of such Series. In the Trustees' quarterly review of the Service Plans and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.


                DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS


     AUTHORIZED DEALER SERVICE PLAN. As described in the Prospectus, the ILA Prime Obligations Portfolio with respect to each of its ILA Class B and Class C Units has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (the "Authorized Dealer Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for the provision of personal and account maintenance services. The Authorized Dealer Service Plans have been most recently approved by the Board of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Authorized Dealer Service Plans, at a meeting held on April __, 1998. With respect to its ILA Class B and Class C Units, the ILA Prime Obligations Portfolio's Authorized Dealer Service Plans provide for the compensation for personal and account maintenance services at an annual rate of up to 0.25% of the Portfolios average daily net assets attributable to ILA Class B and Class C Units, respectively. For the fiscal years ended December 31, 1997 and 1996, the ILA Prime Obligations Portfolio paid Goldman Sachs $128 and ____ under the Service Plan with respect to its Class B units. For the fiscal year ended October 31, 1997, the ICA Prime Obligations Portfolio paid ____ under the Service Plan with respect to Class C Shares.

     The Authorized Dealer Service Plans will remain in effect until May 1, 1998 and from year to year thereafter, provided that the continuance of such service plan is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Authorized Dealer Service Plans. All material amendments of the Authorized Dealer-Service Plans must also be approved by the Trustees of the Trust in the manner described above. The Authorized Dealer Service Plans may be terminated at any time as to the ILA Prime Obligations Portfolio without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the outstanding ILA Class B and Class C Units of the ILA Prime Obligations Portfolio. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Authorized Dealer Service Plan will benefit the ILA Prime Obligations Portfolio and its ILA Class B and Class C Unitholders.

     DISTRIBUTION PLANS. As described in the Prospectuses, the Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act with respect to ILA Class B and Class C Units on behalf of the ILA Prime Obligations Portfolio (the "Class B Distribution Plan" and "Class C Distribution Plan," respectively), and with respect to Cash Management Shares on behalf of the ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Government Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio (the "Cash Management Shares Distribution Plan"). See "Distribution and Authorized Dealer Service Plans" in the ILA Class B and Class C Units Prospectus and "Distribution Plan" in the Cash Management Shares Prospectus.

     The Distribution Plans were most recently approved on April 22, 1998 on behalf of the Trust by a majority vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Distribution Plans, cast in person at a meeting called for the purpose of approving the Distribution Plans.

     With respect to the ILA Prime Obligations Portfolio, the compensation payable under the Class B and Class C Distribution Plans is equal to 0.75% per annum of the average daily net assets attributable to ILA Class B and Class C Units, respectively, of that ILA Portfolio. The compensation payable under the Cash Management Shares and Class C Distribution Plan with respect to the ILA Prime Obligations Portfolio, ILA Money Market Portfolio,

ILA Government Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio may not exceed 0.50% per annum of the average daily net assets attributable to Cash Management Shares of such ILA Portfolio. Currently, Goldman Sachs is limiting the fee payable by ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Government Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio to 0.___% of average daily net assets attributable to Cash Management Shares. Goldman Sachs has no current intention of modifying or discontinuing such waivers and limitation, but may do so in the future at its discretion.

     The fees received by Goldman Sachs under the Class B Distribution Plans and contingent deferred sales charges on ILA Class B Units may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of ILA Class B Units. Goldman Sachs may also pay up to the entire amount of its fee under the Distribution Plan to Service Organizations or other institutions for providing services in connection with the sale of Class C Units or Cash Management Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing ILA Class B Units, ILA Class C Units or Cash Management Shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. For the fiscal years ended December 31, 1997 and 1996, the ILA Prime Obligations Portfolio paid-Goldman Sachs $382 and $____ under the Class B Distribution Plan. For the fiscal year ended December 31, 1997, the ILA Prime Obligations Portfolio paid Goldman Sachs $____ under the Class C Distribution Plan.

     The Distribution Plans are a compensation plans which provide for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Distribution Plans were terminated by the Trust's Board of Trustees and no successor plan were adopted, the ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Government Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures. However, Goldman Sachs does not intend to make expenditures for which it may be compensated under the Cash Management Shares Distribution Plan at a rate that materially exceeds the rate of compensation received under the Plan.

     Under the Class B, Class C and Cash Management Distribution Plans, Goldman Sachs, as distributor of the Portfolio's ILA Class B Units, Class C Units and Cash Management Shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B and Class C Distribution Plans and the purposes for which such services were performed and expenditures were made.

          The Distribution Plans will remain in affect from year to year, provided such continuance is approved annually by a major to vote of the Board of Trustees, including a majority of the non-interested Trustees. The Distribution Plans may not be amended to increase materially the amount to be spent for the services described therein as to a particular Portfolio without approval of a majority of the outstanding Class B, Class C or Cash Management Unitholders, as applicable, of that Portfolio. All material amendments to the Distribution Plans must also be approved by the Board of Trustees of the Trust in the manner described above. The Distribution Plans may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the Class B, Class C or Cash Management Units, as applicable, of the applicable Portfolio. So long as the Distribution Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of-the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Distribution Plans will benefit the applicable Portfolios and their respective Unitholders.

                                   APPENDIX A


                      DESCRIPTION OF SECURITIES RATINGS/1/


MOODY'S INVESTORS SERVICE, INC.

Bond Ratings
------------

          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

          Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A categories. The modifier 1 indicates that the obligation ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the respective category.

  /1/ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Portfolios' taxable year end.

Short-Term Ratings
------------------

          PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or repayment ability will often be evidenced by many of the following characteristics:

     .  Leading market positions in well established industries.

     .  High rates of return on funds employed.

     . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

State and Municipal Obligations
-------------------------------

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG" and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long- term risk. Symbols used will be as follows:

     MIG 1/VMIG 1 -- This designation denotes best quality enjoying strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

STANDARD & POOR'S RATINGS GROUP

Bond Ratings
------------

     Aaa: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     Aa: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still very strong.

     PLUS (+) OR MINUS (-): The AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within the category.


Short-Term Ratings
------------------

     A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MUNICIPAL NOTES

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating.

     Note rating symbols are as follows:

     SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

     Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DUFF & PHELPS, INC.

Bond Ratings
------------

     Aaa: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     Aa: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     Duff & Phelps applies modifiers, + and -, in the AA and A categories for long-term fixed income securities. The modifier + indicates that the security ranks in the higher end of the category: the modifier AA or A indicates a mid-range ranking; and the modifier - indicates that the issue ranks in the lower end of the category.


Commercial Paper/Certificates of Deposit
----------------------------------------

     DUFF 1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are excellent and are supported by good fundamental protection factors. Risk factors are minor.

     DUFF 2: Commercial paper and certificates of deposit rated Duff 2 are considered to have a good certainty of timely payment. Liquidity factors and company fundamentals are considered sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff & Phelps applies a plus and minus rating scale, Duff 1+, Duff 1 and Duff 1 - in the Duff 1 top grade category for short-term debt. The rating Duff 1+ indicates that the security has the highest certainty of timely payment, short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating Duff 1 indicates a very high certainty of timely payment, liquidity factors are excellent and are supported by good fundamental protection factors and risk factors are minimal; and the rating Duff 1 - indicates a high certainty of timely payment, liquidity factors are strong and are supported by good fundamental protection factors and risk factors are very small.


FITCH IBCA, INC.

     Aaa: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be adversely affected by reasonably foreseeable events.

     Aa: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A: Bonds which are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     Fitch IBCA applies plus (+) and minus (-) modifiers in the AA and A categories to indicate the relative position of a credit within the rating category.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     F1: Short-term debt obligations rated F-1 are considered to be of very strong credit quality. Those issues determined to possess exceptionally strong credit quality and having the strongest capacity for timely payment may be denoted with a plus ("+") sign designation.

     F2: Short-term debt obligations rated F-2 are considered to be of good credit quality. Issues assigned this rating have a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as for issues assigned F1 ratings.


 THOMSON BANKWATCH, INC.

     AAA: The highest category; indicates an extremely high ability to repay principal and interest on a timely basis.

     AA: The second highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk, compared to issues rated in the highest category.

     A: The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Ratings from AAA through A may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less.

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Goldman Sachs Trust

INSTITUTIONAL LIQUID ASSETS

                    . Prime Obligations Portfolio

                    . Money Market Portfolio

                    . Government Portfolio

                    . Treasury Obligations Portfolio

                    . Treasury Instruments Portfolio

                    . Federal Portfolio

                    . Tax-Exempt Diversified Portfolio

                    . Tax-Exempt California Portfolio

                    . Tax-Exempt New York Portfolio

                                                                         Goldman
                                                                           Sachs
ANNUAL REPORT
December 31, 1997

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------  --------------------------------






--------------------------------  --------------------------------
Dear Shareholders:

  We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios in 1997. It was another strong year for the funds, during which time all of the portfolios outperformed or performed in line with their respective IBC Financial Data, Inc. averages. Assets in the ILA Portfolios totaled $9.1 billion as of December 31, 1997.

1997 IN REVIEW
  Over the first quarter, the U.S. economy demonstrated significant strength, with no sign of slowing. Employment data pointed to continued growth as unemployment rates dropped, average hourly earnings rose and real consumer spending surged. In March, in a show of concern over the pace of economic growth, the Federal Reserve chose to raise short-term rates by 25 basis points. When all was said and done, first quarter's real gross domestic product (GDP) posted a robust 4.9% increase--although this was attributed to an increase in inventories, typically a precursor of slower growth.

  Economic data early in the second quarter, including New Home Sales, the Employment Cost Index (ECI), GDP and durable goods, continued to point to ongoing momentum in the economy. By June, there was no overwhelming evidence that the economy had slowed to a sustainable growth pace. Nevertheless, Fed officials seemed impressed with a slowdown in the pace of broad price measures, and opted to maintain a neutral stance. Early third-quarter data initially suggested that any slowdown perceived by the Fed represented a modified correction from the first quarter's rapid growth, not the onset of a weaker trend. However, as the quarter progressed, subdued inflationary pressures and a slower pace of economic growth further lowered the probability that Fed officials would tighten monetary policy in the months that remained in 1997.

  In the final months of the fiscal year, financial turmoil in Asia's equity markets spilled into the U.S. However, a number of factors, including Federal Reserve Chairman Alan Greenspan's testimony and U.S. investors' overall reaction to the market, quickly restored confidence that the U.S. market would not suffer a significant downturn. Not surprisingly, at its November meeting, the Fed chose to leave monetary policy on hold. As the fourth quarter drew to a close, central bankers continued to be torn between their anxiety over excessively rapid demand growth and rising wages on the domestic front and their worries that the Asian crisis could spread to new regions and have a negative impact on U.S. output and earnings prospects. Consequently, Fed officials chose to maintain their "wait-and-see" stance on monetary policy and await future market developments.

HISTORICAL YIELD CURVE (LIBOR)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL]

                Maturity             Yield
                (months)        1996      1997
                --------        ----      ----
                    1           5.50%     5.72%
                    3           5.56%     5.81%
                    6           5.60%     5.84%
                    9           5.69%     5.91%
                   12           5.79%     5.97%

The Federal funds rate began the year at 5.25% and ended the year at 5.50%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1997, the spread between one- and 12-month LIBOR moved to plus 25 basis points.

Source: Goldman Sachs Fixed Income Database, reflecting London Interbank Offered Rate (LIBOR).

STRATEGY

  Taxable. The portfolios began the fiscal period with a short laddered structure intended to be advantageous in the event of a steepening yield curve. In March, the

--------------------------------  --------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)

--------------------------------------  --------------------------------------






--------------------------------------  --------------------------------------
Fed's decision to tighten led us to extend the portfolios' weighted average maturities. Despite a market rally over the next several months, we maintained these longer weighted average maturities due to a benign inflationary environment and a "wait-and-see" Fed. In the second half of the fiscal year, a period of Fed inactivity caused us to slightly extend the portfolios' durations to the upper end of the neutral range in seeking to capture incremental yield. We maintained this stance throughout November and December.

  Tax-Exempt. Early in the year, the tax-exempt money market portfolios assumed defensive weighted average maturities, as we anticipated higher short-term rates in the near future. As expected, this scenario played itself out in March when the Fed tightened, and was magnified in April when larger than expected tax payments caused the market to back up further. During the second half of the year, we began to extend the weighted average maturities of the portfolios as the likelihood of further Fed tightening faded.

SUMMARY FOR ILA PORTFOLIOS INSTITUTIONAL UNITS* AS OF 12/31/97

                                          SEC
                                         7-DAY  SEC 7-DAY 30-DAY  WEIGHTED AVG.
                                        CURRENT EFFECTIVE AVERAGE   MATURITY
ILA PORTFOLIOS                           YIELD    YIELD    YIELD     (DAYS)
--------------                          ------- --------- ------- -------------
Prime Obligations......................  5.40%    5.55%    5.38%        50
Money Market...........................  5.49     5.64     5.43         41
Government.............................  5.35     5.50     5.31         45
Treasury Obligations...................  5.33     5.47     5.26         35
Treasury Instruments...................  5.13     5.26     5.15         39
Federal................................  5.45     5.60     5.40         41
Tax-Exempt Diversified.................  3.72     3.79     3.48         49
Tax-Exempt California..................  3.49     3.55     3.24         46
Tax-Exempt New York....................  3.61     3.68     3.38         43

*ILA offers three separate classes of units (Institutional, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Administration and Service units offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C shares, which are subject to a distribution fee and an authorized dealer service fee and may be subject to contingent deferred sales charges. Performance reflects fee waivers and expense reimbursements. Had fees not been waived or expense reimbursed, performance would be reduced. Past performance is no guarantee of future resulted. Yield will vary. An investment in any one of the ILA Portfolios is neither insured nor guaranteed by the U.S. Government nor is there any assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. More complete information, including management fees and expenses, is included in the ILA Portfolios' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

DOMESTIC CREDIT TRENDS POSITIVE

  Domestic credit quality in 1997 continued its positive trend. It was the third consecutive year of extraordinary stock market growth and record mergers and acquisitions. It was the seventh straight year of growth for the U.S. economy, with high employment, low inflation and relatively stable, low interest rates. U.S. corporations and financial institutions reported strong earnings as a result of the strong economic environment, as well as from previous cost-cutting and consolidation moves.

  The improvement in credit strength was broad-based, except in the consumer credit sector, which continued its downward trend. Consumer bankruptcy filings set another record high of 1.3 million cases in 1997. Credit card loan delinquencies, however, began to stabilize by the end of the year. These consumer credit problems had a negative impact on the financial sector, including serious problems in the sub-prime auto lending industry. The Credit Department's experienced team of financial institutions analysts closely monitored consumer credit quality trends.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------






---------------------------------------  ---------------------------------------
THE CREDIT PICTURE ABROAD: ASIA IN TROUBLE, EMU ON COURSE

  The international credit environment in 1997 was dominated by the Asian financial crisis and the apparent resolution of European Monetary Union's (EMU) likely course. Thailand's forced currency devaluation in July set off a financial fire that found ample fuel in the region's highly leveraged economies. Even higher rated securities were affected; for example, Hong Kong weathered various shocks flowing from Southeast Asia. At the time this report was written, there were no Asian-issued holdings in any of the ILA money market portfolios.

  In Europe, the second half of the year presented a more positive picture than the first part of the year. A "euroland" of 11 countries now appears on track, with almost every government producing better than expected fiscal results and unexpectedly strong economies. Yields and asset prices have begun to achieve a measure of convergence across the Continent, while the rating agencies have begun to clarify their (differing) approaches to creditworthiness under the euro. Just as important, political resistance to EMU has been effectively controlled despite stubbornly high unemployment. The combination of Europe's improving performance and the U.S.'s continuing robust health has helped to mute the broader contagion effects from Asia so far, though such effects may become more potent if Asia's trouble continues well into 1998.

  The year ahead will likely be more difficult for the domestic economy, with the uncertain outlook in Europe and Asia. The Goldman Sachs Credit Department, with its analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to anticipate and monitor global developments and apply its conservative credit standards to the money market portfolios.

OUTLOOK AND STRATEGIES FOR 1998

  The pivotal factor in the U.S. economic outlook for 1998 is the tug of war between the trade drag from Asia and the strength of the domestic economy. Asia will most likely dominate the first half of the year while the tight U.S. labor market is likely to have an impact in the second half of the year.

  This view is dependent upon the behavior of the U.S. stock market, which has boosted spending in both households and businesses in recent years. A decline in the stock market could hurt consumer spending and keep the Fed on hold throughout the year.

  Providing there are no new disturbances relative to the Asian markets or domestic financial asset prices, we anticipate that the Fed will hold off on making policy changes for some time to come. With no signs of inflation and the U.S. dollar ever stronger with respect to foreign markets, Chairman Greenspan and the Fed have good reason to "wait and see" how events unfold overseas before making any decisions that could prove destabilizing in the short-term and whose long-term impact would be uncertain.

  With the Fed on hold for the near-term, we expect to position the portfolios with neutral weighted average maturities. However, a steepening yield curve would give us the incentive to extend the weighted average maturities on all portfolios, as any Fed tightening in 1998 is likely to be modest.

  In closing, we thank you for your support and for making 1997 a year of record assets for the ILA money market portfolios. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another strong year in 1998.

Sincerely,

/s/ Kaysie Uniacke
Kaysie Uniacke
Portfolio Manager
February 2, 1998

---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
ILA PRIME OBLIGATIONS PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                        Maturity                        Amortized
  Amount                  Rate                            Date                             Cost
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--29.3%
BANK HOLDING COMPANIES
Bankers Trust Securities Corp.
$10,000,000               5.67%                         06/09/98                       $  9,749,575
BUSINESS CREDIT INSTITUTIONS
General Electric Cap Corp.
 20,000,000               5.69                          02/12/98                         19,867,233
 20,000,000               5.67                          03/13/98                         19,776,350
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
 35,000,000               6.22(a)                       03/30/98                         35,000,000
HOME BUILDERS
First Data Corp.
 15,000,000               5.63                          06/16/98                         14,610,592
PHH Corp.
 25,000,000               5.60                          01/30/98                         24,887,222
LIFE INSURANCE
Metlife Funding Inc.
 30,000,000               5.68                          01/23/98                         29,895,867
RECEIVABLE/ASSET FINANCINGS
Ciesco LP
 23,000,000               5.55                          01/23/98                         22,921,992
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
 30,000,000               5.62                          01/29/98                         29,868,867
 10,000,000               5.71                          02/17/98                          9,925,714
Merrill Lynch & Co., Inc.
 10,000,000               5.97                          08/14/98                         10,000,000
Morgan Stanley Dean Witter, Inc.
 10,000,000               5.69                          02/23/98                          9,916,231
 20,000,000               5.74                          03/11/98                         19,779,967
 20,000,000               5.64                          06/01/98                         19,526,867
Smith Barney Holdings, Inc.
 10,000,000               5.70                          02/11/98                          9,935,083
---------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                       $285,661,560
---------------------------------------------------------------------------------------------------
BANK NOTES--13.0%
Bank of Boston, N.A.
$20,000,000               5.75%                         02/17/98                       $ 20,000,000
 10,000,000               5.99                          08/13/98                         10,000,000
 10,000,000               5.97                          10/21/98                         10,000,000
Comerica Bank Detroit
 15,000,000               6.00                          03/27/98                         14,994,334

 Principal               Interest                       Maturity                      Amortized
  Amount                   Rate                           Date                           Cost
-------------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
FCC National Bank
$20,000,000                6.01%(a)                     07/06/98                     $ 19,997,080
Huntington National Bank
 12,000,000                5.82                         11/13/98                       11,996,023
Morgan Guaranty Trust Co.
 15,000,000                6.02                         03/25/98                       14,996,809
Wachovia Bank, N.A.
 25,000,000                5.60                         01/12/98                       25,000,000
-------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                     $126,984,246
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--46.1%
American Express Centurion Bank
$ 5,000,000                5.93%                        01/20/98                     $  5,000,000
  5,000,000                5.95                         01/13/98                        5,000,000
  5,000,000                5.97                         01/08/98                        5,000,000
Bank One Columbus, N.A.
 25,000,000                5.55                         01/06/98                       24,992,895
Bank One Texas
 25,000,000                5.55                         01/06/98                       24,990,422
Comerica Bank Detroit
 15,000,000                5.88                         01/15/98                       14,997,060
 20,000,000                5.90                         01/15/98                       19,998,703
Commonwealth Life Insurance Co.
 35,000,000                5.86                         01/01/98                       35,000,000
 20,000,000(c)             5.86                         09/04/98                       20,000,000
Corestates Bank, N.A.
 20,000,000                5.93                         01/02/98                       20,000,000
  5,000,000                5.96                         01/06/98                        5,000,000
FCC National Bank
 10,000,000                5.74                         01/28/98                        9,995,574
 20,000,000                6.16                         01/28/98                       19,996,658
First Bank, N.A.
 35,000,000                5.86                         01/21/98                       34,993,214
 15,000,000                5.87                         01/21/98                       14,996,964
First Union Corporation
 40,000,000                6.06                         02/24/98                       40,015,359
Merrill Lynch & Co., Inc.
 10,000,000                5.65                         01/05/98                        9,999,711
 10,000,000                5.94                         01/13/98                        9,999,620
 10,000,000                5.96                         01/12/98                        9,999,627
New York Life Insurance
 10,000,000                5.89                         03/03/98                       10,000,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Pacific Mutual Life Insurance Co.
$25,000,000              5.66%                      01/01/98                     $ 25,000,000
PNC Bank, N.A.
 25,000,000              5.89                       01/09/98                       24,990,381
 10,000,000              5.91                       01/09/98                        9,999,874
Southtrust Bank of Alabama, N.A.
 40,000,000              5.91                       01/02/98                       39,996,167
SMM Trust Series 1997-x
 10,000,000              6.00                       01/12/98                       10,000,000
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                 $449,962,229
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--11.3%
Bankers Trust Securities Corp.
$25,000,000              5.78%                      06/18/98                     $ 25,000,000
 15,000,000              5.79                       06/18/98                       15,000,000
Chase Manhattan Bank U.S.A.
 25,000,000              5.64                       01/14/98                       25,000,000
Chase Manhattan Bank, N.A.
 15,000,000              5.75                       02/17/98                       15,000,000
Morgan Guaranty Trust Co.
 15,000,000              5.91                       03/19/98                       14,998,790
Regions Bank
 15,000,000              6.00                       03/18/98                       14,999,401
------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                    $109,998,191
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.2%
Joint Repurchase Agreement Account(d)
$ 2,000,000              6.40%                      01/02/98                     $  2,000,000
------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                       $  2,000,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $974,606,226(b)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest date for floating rate securities, or the prerefunded date for those type of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA MONEY MARKET PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--34.5%
BANK HOLDING COMPANIES
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
$40,000,000            5.55%                        01/20/98                     $   39,882,833
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
 20,000,000            6.22(a)                      03/30/98                         20,000,000
ELECTRIC COMPANIES
Mitsui & Co U.S.A.
 15,000,000            5.65                         01/26/98                         14,941,146
FOREIGN BANKS
Banca Crt Financial Corp.
 14,000,000            6.05                         02/12/98                         13,901,183
 11,600,000            6.05                         02/13/98                         11,516,174
  6,000,000            6.05                         02/17/98                          5,952,608
 17,000,000            6.05                         02/24/98                         16,845,725
BCI Funding Corporation
 10,000,000            5.52                         01/09/98                          9,987,733
Cades
 20,000,000            5.63                         05/29/98                         19,537,089
  5,000,000            5.68                         06/10/98                          4,873,778
Cariplo Finance
 10,000,000            5.65                         01/08/98                          9,989,014
Credit Suisse First Boston
 25,000,000            5.52                         01/08/98                         24,973,167
 11,000,000            5.70                         01/15/98                         10,975,617
Rose One
 15,000,000            5.73                         02/27/98                         14,863,913
Unifunding Inc.
 25,000,000            5.52                         01/05/98                         24,984,667
RECEIVABLE/ASSET FINANCINGS
Dakota Certificates
 20,000,000            5.53                         01/05/98                         19,987,711
Delaware Funding
 13,724,000            5.69                         02/20/98                         13,615,542
Enterprise Funding Corporation
 10,636,000            5.72                         01/22/98                         10,600,511
Windmill Funding
 25,000,000            5.65                         01/23/98                         24,913,681
 10,000,000            5.70                         02/25/98                          9,912,917

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
$25,000,000            5.62%                        01/29/98                     $   24,890,722
 10,000,000            5.71                         02/17/98                          9,925,453
Morgan Stanley Dean Witter, Inc.
 25,000,000            5.69                         02/23/98                         24,790,576
Smith Barney Holdings, Inc.
 10,000,000            5.70                         02/11/98                          9,935,082
-----------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                 $  391,796,842
-----------------------------------------------------------------------------------------------
BANK NOTES--2.0%
Huntington National Bank
$ 3,000,000            5.82%                        11/13/98                     $    2,999,006
Morgan Guaranty Trust Co.
 10,000,000            5.93                         08/31/98                          9,997,465
Westpac Banking Corp., New York
 10,000,000            5.97                         03/23/98                          9,998,301
-----------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                 $   22,994,772
-----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR--3.8%
Norinchukin Bank, London
$ 8,000,000            6.27%                        01/20/98                     $    8,000,063
Sanwa Bank Limited, London
 10,000,000            6.12                         01/14/98                         10,000,036
 25,000,000            5.79                         01/26/98                         25,000,171
-----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN
 EURODOLLAR                                                                      $   43,000,270
-----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--14.5%
Bank of Tokyo Mitsubishi, New York
$12,000,000            6.00%                        01/14/98                     $   12,000,000
Canadian Imperial Bank of Commerce, New York
 15,500,000            5.94                         03/17/98                         15,499,086
Credit Agric Indosuez, New York
 15,000,000            5.95                         08/13/98                         14,995,601
Landesbank Hessen Thuringen, New York
 20,000,000            5.93                         06/30/98                         19,988,598

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal               Interest                     Maturity                       Amortized
  Amount                   Rate                         Date                            Cost
-------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR (CONTINUED)
Norinchukin Bank, New York
$22,000,000              5.73%                        01/05/98                     $   22,000,000
 15,000,000              5.68                         01/07/98                         15,000,025
Rabobank Nederland, New York
 35,000,000              6.07                         03/26/98                         34,996,924
  5,000,000              6.05                         03/27/98                          4,998,667
Royal Bank of Canada, New York
 10,000,000              5.81                         06/03/98                         10,000,000
Societe Generale, New York
  5,000,000              5.91                         10/15/98                          4,997,745
 10,000,000              5.91                         10/20/98                          9,992,736
-------------------------------------------------------------------------------------------------
                                                                                   $  164,469,382
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--41.3%
Abbey National
$50,000,000              5.86%                        01/15/98                     $   49,982,361
ABN/AMRO Bank, New York
 11,000,000              6.17                         01/02/98                         10,999,034
American Express Centurion Bank
  5,000,000              5.93                         01/20/98                          5,000,000
  5,000,000              5.95                         01/13/98                          5,000,000
  5,000,000              5.97                         01/08/98                          5,000,000
Bank One Columbus, N.A.
 25,000,000              5.55                         01/06/98                         24,992,895
Bayerische Landesbank
 35,000,000              5.84                         01/26/98                         34,986,872
Comerica Bank Detroit
 20,000,000              5.88                         01/15/98                         19,996,080
 17,500,000              5.90                         01/05/98                         17,498,865
Commonwealth Life Insurance Co.
 25,000,000(c)           5.86                         09/04/98                         25,000,000
Corestates Bank, N.A.
 20,000,000              5.95                         01/05/98                         20,000,000
  5,000,000              5.96                         01/06/98                          5,000,000
Dauphin Deposit Bank & Trust
 10,000,000              5.66                         02/04/98                          9,997,713

 Principal               Interest                     Maturity                       Amortized
  Amount                   Rate                         Date                            Cost
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Den Danske Bank, New York
$15,000,000              5.92%                        01/26/98                     $   14,999,302
 25,000,000              5.93                         01/15/98                         24,998,618
FCC National Bank
 10,000,000              5.74                         01/28/98                          9,995,574
 30,000,000              6.16                         01/02/98                         29,994,986
First Bank, N.A.
 15,000,000              5.87                         01/21/98                         14,996,964
JP Morgan & Co., Inc.
 10,000,000              5.64                         06/19/98                          9,735,233
Merrill Lynch & Co., Inc.
 10,000,000              5.94                         01/13/98                          9,999,620
 10,000,000              5.96                         01/12/98                          9,999,627
Morgan Stanley Dean Witter, Inc.
 15,000,000(c)           5.54                         01/15/99                         14,998,577
New York Life Insurance
 10,000,000              5.89                         03/03/98                         10,000,000
PNC Bank, N.A.
 15,000,000              5.89                         01/28/98                         14,994,229
 10,000,000              5.91                         01/09/98                          9,999,874
SMM Trust Series 1997-x
 10,000,000              6.00                         01/12/98                         10,000,000
Societe Generale, New York
  5,000,000              6.19                         01/02/98                          4,999,667
Southtrust Bank of Alabama, N.A.
 20,000,000              5.91                         01/02/98                         19,998,083
U.S. Bank, N.A.
 15,000,000              6.21                         03/18/98                         15,035,848
 10,000,000              6.24                         03/10/98                         10,024,395
-------------------------------------------------------------------------------------------------
                                                                                   $  468,224,417
TOTAL VARIABLE RATE DEMAND NOTES
-------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--2.2%
Chase Manhattan Bank U.S.A.
$25,000,000              5.64%(a)                     01/14/98                     $   25,000,000
-------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                      $   25,000,000
-------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA MONEY MARKET PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.8%
Joint Repurchase Agreement Account(d)
$32,000,000           6.40%                      01/02/98                   $   32,000,000
---------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                  $   32,000,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,147,485,683(b)
---------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA GOVERNMENT PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--49.9%
Federal Farm Credit Bank
$  8,000,000             5.45%                          03/03/98                       $  7,992,123
  50,000,000             5.80(a)                        04/14/98                         49,987,517
  15,000,000             5.70                           12/01/98                         14,985,535
  12,000,000             5.65(c)                        01/04/99                         11,982,600
Federal Home Loan Bank
   8,000,000             5.67                           03/10/98                          7,996,769
  25,000,000             5.79                           03/18/98                         24,996,196
   6,485,000             5.71                           10/01/98                          6,483,512
Federal Home Loan Mortgage Corp.
   8,000,000             5.72                           03/17/98                          7,997,870
  18,000,000             5.77(a)                        03/20/98                         17,996,380
Federal National Mortgage Association
  75,000,000             5.59(a)                        01/15/98                         74,998,275
  10,000,000             5.79                           03/25/98                          9,995,584
  23,000,000             6.02                           04/15/98                         22,993,119
  10,000,000             5.89                           05/21/98                          9,996,836
Student Loan Marketing Association
   8,200,000             5.79                           09/16/98                          8,200,937
---------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                               $276,603,253
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--52.2%
CIBC Oppenheimer, Dated 12/31/97, Repurchase Price $25,009,028 (Total
 Collateral Value $25,504,324 consisting of U.S. Treasury Notes: 6.50%-
 6.625%, 07/31/01-08/15/05)
$ 25,000,000             6.50%                          01/02/98                       $ 25,000,000
Deutsche Morgan Grenfell, Dated 12/31/97, Repurchase Price $25,009,444
 (Total Collateral Value $25,500,784 consisting of FNMA: 02/02/98-02/11/00;
 U.S. Treasury Bills: 01/29/98-04/30/98; U.S. Treasury Bond: 11.75%,
 02/15/01; U.S. Treasury Notes: 5.875%-7.75%, 02/28/99-05/15/07; U.S.
 Treasury Stripped Interest only Securities: 11/15/01-08/15/05)
  25,000,000             6.80                           01/02/98                         25,000,000
Goldman, Sachs & Co., Dated 12/10/97, Repurchase Price $25,356,250 (FNMA:
 $25,500,000, 6.50%, 08/01/02)
  25,000,000             5.70                           03/09/98                         25,000,000

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Brothers Inc., Dated 12/31/97, Repurchase Price $25,009,167 (Total
 Collateral Value $25,502,919 consisting of FHLMC Pool: 7.0%-9.5%,
 06/01/02-07/01/27)
$ 25,000,000            6.60%                        01/02/98                     $ 25,000,000
Morgan Stanley & Co., Dated 10/28/97, Repurchase Price $50,700,000 (Total
 Collateral Value $51,230,758 consisting of FHLMC Pool: 5.5%-8.5%,
 01/01/99-12/01/27)
  50,000,000            5.60                         01/26/98                       50,000,000
Nomura Securities International Inc., Dated 12/31/97, Repurchase Price
 $25,009,583 (FNMA: $25,553,189, 6.57%, 06/20/02)
  25,000,000            6.90                         01/02/98                       25,000,000
Joint Repurchase Agreement Account(d)
 114,300,000            6.40                         01/02/98                      114,300,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                       $289,300,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $565,903,253(b)
-------------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TREASURY OBLIGATIONS PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--15.8%
United States Treasury Notes
$ 10,000,000               7.25%                        02/15/98                       $ 10,018,359
  15,000,000               6.13                         03/31/98                         15,009,143
  39,000,000               7.88                         04/15/98                         39,205,303
  15,000,000               6.25                         07/31/98                         15,045,683
  10,000,000               4.75                         08/31/98                          9,934,688
  15,000,000               5.88                         10/31/98                         15,018,861
   5,000,000               5.75                         12/31/98                          5,001,085
  20,000,000               5.88                         01/31/98                         20,040,523
---------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        $129,273,645
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--84.3%
Bear Stearns Companies, Inc., Dated 12/31/97, Repurchase Price $35,012,153
 (U.S. Treasury Bill: $35,725,759, 01/02/98)
$ 35,000,000               6.25%                        01/02/98                       $ 35,000,000
BZW Securities, Dated 12/31/97, Repurchase Price $35,012,882 (U.S. Treasury
 Note: $35,700,057, 5.875%, 11/15/99)
  35,000,000               6.63                         01/02/98                         35,000,000
C.S. First Boston Corp., Dated 12/31/97, Repurchase Price $30,419,042 (Total
 Collateral Value $30,636,345 consisting of U.S. Treasury Interest Only
 Stripped Securities: 02/15/99-08/15/06)
  30,000,000               5.65                         03/10/98                         30,000,000
CIBC Oppenheimer, Dated 12/31/97, Repurchase Price $35,012,639 (Total
 Collateral Value $35,700,652 consisting of U.S. Treasury Notes: 6.0%-7.0%,
 08/15/00-07/15/06)
  35,000,000               6.50                         01/02/98                         35,000,000
Deutsche Morgan Grenfell, Dated 12/31/97, Repurchase Price $35,013,222
 (Total Collateral Value $35,700,788 consisting of U.S. Treasury Notes:
 5.75%-7.25%, 2/28/99-5/15/06; U.S. Treasury Stripped Interest only
 Security: 2/15/02)
  35,000,000               6.80                         01/02/98                         35,000,000
Goldman, Sachs & Co., Dated 12/31/97, Repurchase Price $35,012,639 (U.S.
 Treasury Note: $35,700,065, 5.625%, 11/30/99)
  35,000,000               6.50                         01/02/98                         35,000,000
JP Morgan Securities, Inc., Dated 12/31/97, Repurchase Price $35,012,153
 (U.S. Treasury Note: $36,312,500, 6.25%, 02/28/02)
  35,000,000               6.25                         01/02/98                         35,000,000
Lehman Brothers Inc., Dated 12/31/97, Repurchase Price $35,012,542 (U.S.
 Treasury Note: $35,698,470, 5.625%, 11/30/99)
  35,000,000               6.45                         01/02/98                         35,000,000

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Merrill Lynch Government Securities, Inc., Dated 12/31/97, Repurchase
 Price $35,012,639 (Total Collateral Value $35,702,260 consisting of U.S.
 Treasury Stripped Interest only Securities: 08/15/03-05/15/04)
$ 35,000,000              6.50%                      01/02/98                     $ 35,000,000
Morgan Stanley & Co., Dated 12/31/97, Repurchase Price $35,012,153 (U.S.
 Treasury Note: $35,704,378, 5.125%, 03/31/98)
  35,000,000              6.25                       01/02/98                       35,000,000
Nomura Securities International, Inc., Dated 12/31/97, Repurchase Price
 $35,014,097 (U.S. Treasury Note: $35,014,097, 6.0%, 06/30/99)
  35,000,000              7.25                       01/02/98                       35,000,000
UBS Securities, Inc., Dated 12/31/97, Repurchase Price $35,012,736
 (U.S. Treasury Note: $38,368,750 7.875%, 08/15/01)
  35,000,000              6.55                       01/02/98                       35,000,000
Joint Repurchase Agreement Account
 275,500,000              6.40                       01/02/98                      275,500,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                       $690,500,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $819,773,645(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TREASURY INSTRUMENTS PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--98.8%
U.S. Treasury Bills
$ 90,900,000              5.19%                      01/22/98                     $ 90,624,800
   5,000,000              4.95                       02/12/98                        4,971,125
  11,300,000              5.10                       02/12/98                       11,232,765
  13,400,000              5.12                       02/12/98                       13,319,957
U.S. Treasury Notes
 175,000,000              5.00                       01/31/98                      174,901,395
  25,000,000              5.63                       01/31/98                       24,995,265
 150,000,000              7.25                       02/15/98                      150,299,338
  70,000,000              5.13                       02/28/98                       69,940,374
  75,000,000              7.88                       04/15/98                       75,492,375
  25,000,000              5.13                       04/30/98                       24,969,978
  75,000,000              6.00                       05/31/98                       75,125,148
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $715,872,520
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $715,872,520(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA FEDERAL PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                   Amortized
   Amount                 Rate                          Date                        Cost
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--102.9%
Federal Farm Credit Bank
$ 50,000,000                 5.53%(a)                 01/02/98                 $   49,999,898
  59,000,000                 5.40                     01/02/98                     58,991,150
  75,000,000(c)              5.50(a)                  01/04/98                     75,000,000
  15,000,000                 5.73                     01/06/98                     14,988,063
  10,000,000                 5.60                     01/08/98                      9,989,111
  19,820,000                 5.58                     01/14/98                     19,780,063
  25,000,000                 5.65                     01/15/98                     24,945,069
   5,000,000                 5.45                     01/16/98                      4,988,646
  17,000,000            5.45-5.77                     01/21/98                     16,947,283
  14,000,000                 5.45                     01/22/98                     13,955,492
  11,600,000                 5.48                     01/26/98                     11,555,856
  20,000,000                 5.58                     01/30/98                     19,910,100
  24,000,000                 5.62                     01/30/98                     23,891,347
  50,000,000                 5.53(a)                  01/30/98                     49,985,210
 210,000,000                 5.50(a)                  02/02/98                    210,000,000
  21,300,000            5.53-5.65                     02/02/98                     21,260,165
  10,000,000                 5.62                     02/09/98                      9,939,117
  34,945,000                 5.49                     02/11/98                     34,726,705
  64,000,000                 5.60                     02/18/98                     63,522,133
  45,000,000                 5.56                     03/02/98                     44,583,000
  45,000,000                 5.45                     03/03/98                     44,955,764
  11,636,000                 5.59                     03/12/98                     11,509,523
 100,000,000(d)              6.05                     05/01/98                     99,992,295
  10,000,000                 5.49                     06/15/98                      9,748,375
  20,000,000                 5.75                     09/11/98                     19,987,523
  30,000,000                 5.70                     12/01/98                     29,971,069
Federal Home Loan Bank
  50,600,000            4.90-5.72                     01/02/98                     50,592,782
  50,000,000                 5.73                     01/06/98                     49,960,208
  42,590,000                 5.55                     01/07/98                     42,550,604
  43,000,000                 5.67                     01/14/98                     42,911,958
 134,805,000            5.44-5.50                     01/16/98                    134,498,642
 101,800,000            5.50-5.75                     01/21/98                    101,476,749
  95,131,000            5.48-5.65                     02/11/98                     94,535,437
 146,100,000            5.48-5.65                     02/13/98                    145,134,333
  80,510,000            5.50-5.65                     02/18/98                     79,912,846
  15,000,000                 5.61                     03/04/98                     14,855,075
  25,000,000                 5.67                     03/10/98                     24,989,903
 116,000,000                 5.79(a)                  03/18/98                    115,982,351
  46,100,000            5.37-5.52                     04/01/98                     45,466,858
 125,000,000                 5.82(a)                  04/14/98                    124,973,996
  20,000,000                 5.59                     04/22/98                     19,655,283
  50,000,000                 5.77                     07/07/98                     49,975,070
  50,000,000                 5.74(a)                  09/17/98                     49,972,088

  Principal          Interest                  Maturity               Amortized
    Amount             Rate                      Date                   Cost
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal Home Loan Bank (continued)
  $ 75,000,000             5.75%(a)             10/02/98           $    74,956,136
    30,000,000             5.70                 10/23/98                29,977,936
Student Loan Marketing Association
    25,000,000             5.10                 01/02/98                24,996,458
    60,000,000        5.47-5.48                 01/27/98                59,762,714
    20,000,000             5.79                 09/16/98                20,012,372
Tennessee Valley Authority
    64,700,000             5.48                 01/13/98                64,581,815
    25,000,000             5.58                 02/05/98                24,864,375
    15,000,000             5.47                 02/10/98                14,908,833
    25,000,000             5.51                 02/20/98                24,808,681
    25,000,000             5.57                 02/24/98                24,791,125
    50,000,000             5.57                 03/09/98                49,481,681
    15,000,000             5.57                 03/11/98                14,839,863
    50,000,000             5.58                 03/13/98                49,449,750
    30,000,000             5.57                 03/20/98                29,637,950
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           $ 2,689,636,828
-------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATION--0.2%
U.S. Treasury Bill
  $  5,300,000             5.12%                02/12/98            $    5,268,342
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                   $2,694,905,170(b)
-------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, Federal Funds, Prime lending rate, or 30 day discount note rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                         Amortized
  Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
ALABAMA--5.8%
Columbia IDB PCRB for Alabama Power Co. Series 1996 A (A-1/VMIG1)
$17,800,000             4.80%                          01/02/98                       $  17,800,000
Columbia IDB PCRB for Alabama Power Co. Series 1995 B (A-1/VMIG1)
 21,700,000             4.80                           01/07/98                          21,700,000
Homewood RB for Samford University (Bank of Nova Scotia LOC)
 (A-1+/MIG1)
 30,800,000             4.80                           01/02/98                          30,800,000
Mobile County IDA PCRB for M&T Chemicals Series 1984
 (Bankers Trust Company LOC)(A1)
  3,000,000             4.275                          01/07/98                           3,000,000
Mobile IDA PCRB for Alabama Power Series 1993A(A-1/VMIG1)
  8,600,000             4.10                           01/07/98                           8,600,000
Montgomery Special Care RB Series 1994 A (Amsouth Bank LOC) (VMIG1)
  6,720,000             4.20                           01/07/98                           6,720,000
---------------------------------------------------------------------------------------------------
                                                                                      $  88,620,000
---------------------------------------------------------------------------------------------------
ARKANSAS--1.2%
Crossett PCRB for Georgia Pacific Corp. Series 1991
 (Suntrust Bank LOC)(AA3)
$ 9,500,000             4.20%                          01/07/98                       $   9,500,000
Union County PCRB Series 1988 for Great Lakes Chemical(A-1+)
  9,000,000             4.25(c)                        01/07/98                           9,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  18,500,000
---------------------------------------------------------------------------------------------------
CALIFORNIA--2.0%
California School Cash Reserve Program, 1997 Pool Bonds Series A (Ambac
 Assurance Corporation)(SP-1+/MIG1)
$ 6,000,000             4.75%                          07/02/98                       $   6,025,469
Los Angeles County, 1997-98 TRANS, Series A(SP-1+/MIG1)
 24,500,000             4.50                           06/30/98                          24,576,245
---------------------------------------------------------------------------------------------------
                                                                                      $  30,601,714
---------------------------------------------------------------------------------------------------
COLORADO--1.2%
Colorado Health Facilities Authority Series 1992 C(A-1+/VMIG1)
$ 5,400,000             4.15%                          01/07/98                       $   5,400,000
Denver Airport System Subordinate RB Series 1997 B (Westdeutsche Landesbank
 Girozentrale)(A-1+/VMIG1)
 13,000,000             4.10                           01/07/98                          13,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  18,400,000
---------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.3%
District of Columbia VRDN ACES for Georgetown University Series 1988 B
 Bayerische LandesBank Girozentrale LOC (A-1+/VMIG1)
$ 6,875,000             3.80%                          01/07/98                       $  6,875,000
District of Columbia VRDN ACES for Georgetown University Series 1988 C(A-
 1+/VMIG1)
  5,100,000             3.80                           01/07/98                          5,100,000
District of Columbia VRDN ACES for Georgetown University Series 1988 E(A-
 1+/VMIG1)
  1,100,000             3.80                           01/07/98                          1,100,000
HFA MF Hsg. for Mclean Gardens South Apartments VRDN (Sumitomo Bank
 LOC)(VMIG1)
  7,000,000             4.35                           01/07/98                          7,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 20,075,000
--------------------------------------------------------------------------------------------------
FLORIDA--2.4%
Florida Pooled Commercial Paper Notes Series A (First Union National Bank
 of Florida)(A-1/P-1)
$27,445,000             3.90%                          01/14/98                       $ 27,445,000
Putnam County Development Authority VRDN PCRB For Seminole Electric Series
 1984 H CFC (A-1+/P-1)
  9,000,000             3.85                           01/07/98                          9,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 36,445,000
--------------------------------------------------------------------------------------------------
GEORGIA--13.8%
Albany Dougherty PCRB for Philip Morris Company(A-1/P-1)
$17,000,000             3.90%                          01/07/98                       $ 17,000,000
Albany Dougherty PCRB Series 1991 for Georgia Power Co.(VMIG1)
  2,120,000             4.20                           01/07/98                          2,120,000
Atlanta Water & Sewer RB Eagle Tax-exempt Trust Class A Series 1997
 (Financial Guaranty Insurance Company)(A1+C)
 10,500,000             4.27                           01/07/98                         10,500,000
Bartow County PCRB for Georgia Power Co. Series 1997 (VMIG1)
 29,000,000             4.80                           01/07/98                         29,000,000
Burke County PCRB for Georgia Power Co. Fifth Series 1995 (MIG1)
  5,100,000             5.05                           01/02/98                          5,100,000
Burke County PCRB for Georgia Power Co. 1st Series 1992 (VMIG1)
 12,425,000             4.20                           01/07/98                         12,425,000
Burke County PCRB for Georgia Power Co. Eighth Series 1994
 (A-1/VMIG1)
  1,600,000             5.05                           01/02/98                          1,600,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Burke County PCRB for Georgia Power Co. Ninth Series 1994
 (A-1/VMIG1)
$11,200,000             5.05%                          01/02/98                       $ 11,200,000
Burke County PCRB for Oglethorpe Power Corp. Series 1993A (FGIC)(A-1+)
  7,350,000             3.65                           01/07/98                          7,350,000
Cobb County Institute of Nuclear Operations Inc. VRDN for Georgia Power Co.
 (Suntrust Bank LOC)(AA3)
  5,525,000             4.20                           01/07/98                          5,525,000
Cobb County Power Operations Inc. Georgia Power Co. 1st Series 1991
 (Trust Company Bank LOC)(VMIG1)
  8,330,000             4.20                           01/07/98                          8,330,000
Columbus Hospital Authority RB for St. Francis Hospital
 (Suntrust Bank LOC)(VMIG1)
  7,350,000             4.20                           01/07/98                          7,350,000
Coweta County PCRB Series 1996 for Georgia Power Co.(A-1/VMIG1)
  1,600,000             5.05                           01/02/98                          1,600,000
Dekalb County Hospital Authority RB Series 1993 B
 (Suntrust Bank LOC)(MIG1)
  5,200,000             4.20                           01/07/98                          5,200,000
DeKalb County IDA VRDN for Siemens Energy and Automation Inc. (P-1)
  3,750,000             4.25                           01/07/98                          3,750,000
Floyd County PCRB for Georgia Power Co. 1st Series 1996(A-1/VMIG1)
  1,500,000             5.05                           01/02/98                          1,500,000
Fulco Hospital Authority Series 1992 Revenue Anticipation Certificates
 (Suntrust Bank LOC)(A-1+)
  7,100,000             4.20                           01/07/98                          7,100,000
Georgia Municipal Gas Authority RB Series A (Credit Suisse First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank
 National Association/ABN Amro Bank) (A-1+)
 19,500,000             3.65                           01/07/98                         19,500,000
Georgia Municipal Gas Authority RB Series B (Credit Suisse First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank
 National Association)(A-1+)
 16,700,000             3.65                           01/07/98                         16,700,000
Heard County PCRB for Georgia Power Co. 1st Series 1996 (A-1/VMIG1)
  1,800,000             5.05                           01/02/98                          1,800,000
Henry County Georgia IDA PCRB Series 1993 for Georgia Pacific Corp.
 (Suntrust Bank LOC) (AA3)
  4,000,000             4.20                           01/07/98                          4,000,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Meag Project One Subordinated Bonds Series 1985 A (Credit Suisse First
 Boston/Morgan Guaranty Trust Co./Bayerische Landesbank Girozentrale)(A-
 1+/VMIG1)
  5,000,000             3.80                           05/12/98                          5,000,000
Meag Project One Subordinated Bond Series 1994 E (ABN Amro
 Bank) (A-1+/VMIG1)
$14,100,000             3.85%                          01/07/98                       $ 14,100,000
Monroe County IDA PCRB 1st Series 1997 A(A-1/VMIG1)
  2,000,000             5.05                           01/02/98                          2,000,000
Municipal Electric Authority of Georgia Subordinate General Resolution
 Series 1985 B (Credit Suisse/Morgan Guaranty/Bayerische Landesbank
 Girozentrale LOC)(A-1+/VMIG1)
  8,145,000             3.65                           01/07/98                          8,145,000
Savannah Economic Development Authority PCRB VRDN for Savannah Electric &
 Power(A-1/VMIG1)
  4,085,000             4.20                           01/07/98                          4,085,000
--------------------------------------------------------------------------------------------------
                                                                                      $211,980,000
--------------------------------------------------------------------------------------------------
IDAHO--0.7%
Idaho Health Facilities for Holy Cross Health Systems(A-1/VMIG1)
$10,000,000             4.15%                          01/07/98                       $ 10,000,000
--------------------------------------------------------------------------------------------------
ILLINOIS--9.5%
Belleville IDA for Weyerhaeuser Company Series 1993(A-1)
$ 1,800,000             4.20%                          01/07/98                       $  1,800,000
Chicago GO Tender Notes Series 1997 (Morgan Stanley LOC) (A-1+/VMIG1)
 38,000,000             3.65                           02/05/98                         37,997,088
Cook County GO Variable Rate Bonds Series 1996(A-1+/VMIG1)
 50,700,000             3.70                           01/07/98                         50,700,000
Illinois Health Facilities Authority VRDN (First National Bank of
 Chicago)(A-1+/VMIG1)
  3,000,000             3.80                           01/07/98                          3,000,000
Illinois Health Facilities Authority 1990 VRDN for Central Dupage Hospital
 (Rabobank Nederland LOC)(VMIG1)
  4,710,000             5.10                           01/02/98                          4,710,000
Illinois Health Facilities Authority VRDN Series 1985 C Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC)
 (A-1+/VMIG1)
 13,575,000             3.80                           01/07/98                         13,575,000
Illinois Health Facilities Authority VRDN Series 1985 D Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC)
 (A-1+/VMIG1)
  8,300,000             3.80                           01/07/98                          8,300,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                         Amortized
  Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Hospital
 (VMIG1)
$ 9,200,000             5.15%                          01/02/98                       $   9,200,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1995(A-1+/MIG1)
  1,700,000             4.15                           01/07/98                           1,700,000
Sauget PCRB VRDN Series 1992 (Monsanto)(P-1)
  3,300,000             3.80                           01/07/98                           3,300,000
Societe Generale Municipal Securities Trust Receipts For Chicago Midway
 Airport RB Series 1996 A (MBIA)(A1+C)
 12,000,000             4.25                           01/07/98                          12,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $ 146,282,088
---------------------------------------------------------------------------------------------------
INDIANA--4.6%
Fort Wayne Hospital Authority VRDN Series 1985 D (Bank of America
 LOC)(VMIG1)
$ 1,180,000             3.65%                          01/07/98                       $   1,180,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985 B (Bank of America)
 (VMIG1)
 15,700,000             4.15                           01/07/98                          15,700,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985 C (Bank of
 America)(VMIG1)
  7,655,000             3.65                           01/07/98                           7,655,000
Gary RB for U.S. Steel Corp. Series 1986 (Bank of New York)(A-1+/P-2)
 20,000,000             3.90                           02/18/98                          20,000,000
Indiana Health Facility Hospital RB(A-1+/VMIG1)
 16,800,000             3.65                           01/07/98                          16,800,000
Schererville Economic Development VRDN Series 1983 for Avery International
 Corp. Project (Bankers Trust LOC)(A1)
  4,000,000             4.28                           01/07/98                           4,000,000
Warrick County PCRB for Aluminum Company of America Series 1992(A-1)
  5,000,000             4.25                           01/07/98                           5,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  70,335,000
---------------------------------------------------------------------------------------------------
IOWA--2.5%
Chillicothe PCRB for Midwest Power Systems Series 1993 A
 (A-1/VMIG1)
$   900,000             3.85%                          01/07/98                       $     900,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A(A-1)
 15,400,000             4.00                           01/07/98                          15,400,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
IOWA (CONTINUED)
Muscatine County VRDN for Monsanto Corp. Series 1992(P-1)
$ 1,000,000             3.80%                          01/07/98                       $  1,000,000
Salix PCRB VRDN for Midwest Power Systems Inc. Series 1993 (A-1/VMIG1)
 21,795,000             3.85                           01/07/98                         21,795,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 39,095,000
--------------------------------------------------------------------------------------------------
KENTUCKY--2.3%
Calvert VRDN for Air Products and Chemicals Inc. Project Series 1993 B (A-
 1)
$ 1,000,000             4.20%                          01/07/98                       $  1,000,000
Kentucky Turnpike Authority Refunding Bonds 1987A Series 1997 Fr/ri-17
 (Financial Security Assurance Inc.)(A-1+/VMIG1)
  5,000,000             3.90                           01/07/98                          5,000,000
Mason County Floating/Fixed Rate PCRB for East Kentucky Power Facility
 Series 1984 B (National Rural Utilities Cooperative Finance Corp.)(A-1+/P-
 1)
 14,350,000             3.85                           01/07/98                         14,350,000
Mason County Variable/Fixed Rate PCRB Pooled for East Kentucky Power
 (CFC)(A-1+/P-1)
  5,650,000             3.85                           01/07/98                          5,650,000
Trimble County PCRB for Louisville Gas and Electric Co. Series 1996 A(A-
 1+/VMIG1)
 10,000,000             3.85                           02/12/98                         10,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 36,000,000
--------------------------------------------------------------------------------------------------
LOUISIANA--0.9%
Ascension Parish PCRB for Vulcan Materials Co. Series 1996
 (A-1+/VMIG1)
$ 8,200,000             3.80%                          01/07/98                       $  8,200,000
Parish of Iberville VRDN for Air Products and Chemicals Inc. Project
 Series 1992 (A-1)
  6,200,000             4.20                           01/07/98                          6,200,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 14,400,000
--------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.1%
Massachusetts Bay Transportation Authority VRDN Series 1984 A(A-1+)
$ 4,200,000             3.75%                          03/01/98                       $  4,200,000
Massachusetts Health & Education Authority Eagle Tax-exempt Trust for
 Harvard University Series 972104(A1+C)
 12,500,000             4.27                           01/07/98                         12,500,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 16,700,000
--------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                         Amortized
  Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
MICHIGAN--1.1%
Michigan Job Development Authority for Mazda Motor Manufacturing VRDN
 (Sumitomo Bank LOC)(VMIG1)
$11,100,000             4.65%(c)                       01/07/98                       $  11,100,000
State of Michigan GO Notes(SP-1+/MIG1)
  6,000,000             4.50                           09/30/98                           6,032,697
---------------------------------------------------------------------------------------------------
                                                                                      $  17,132,697
---------------------------------------------------------------------------------------------------
MINNESOTA--1.2%
Becker PCRB for Northern States Power Co. Series 1992 A (A-1+/VMIG1)
$ 8,000,000             3.70%                          04/08/98                       $   8,000,000
Minnesota Education Facility Authority for Carleton College(VMIG1)
  4,175,000             3.65                           01/07/98                           4,175,000
White Bear Lake IDA Series 1993 for Weyerhaeuser Co.(A-1)
  6,800,000             4.20                           01/07/98                           6,800,000
---------------------------------------------------------------------------------------------------
                                                                                      $  18,975,000
---------------------------------------------------------------------------------------------------
MISSISSIPPI--1.0%
Canton IDRB Series 1995 for Levi Strauss & Co. (Bank of America LOC)(A1+)
$10,000,000             3.65%                          01/07/98                       $  10,000,000
Grenada County Refunding RB VRDN for Georgia Pacific Corp. Series 1994
 (Sumitomo Bank LOC)(A1)
  5,000,000             4.50                           01/07/98                           5,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  15,000,000
---------------------------------------------------------------------------------------------------
MISSOURI--1.6%
Kansas City Cloversett IDA MF Hsg. RB Series 1988 VRDN (Boatmen's Bank of
 Kansas City LOC)(A-1+)
$ 8,635,000             4.35%(c)                       01/07/98                       $   8,635,000
Missouri Health & Education Facility Authority VRDN (MBIA)(A-1+)
 10,500,000             3.70                           01/07/98                          10,500,000
Monsanto Corporation State Environmental Improvement and Energy Resources
 Authority Series 1993 (Monsanto)(P-1)
  5,000,000             3.80                           01/07/98                           5,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  24,135,000
---------------------------------------------------------------------------------------------------
NEVADA--2.0%
Clark County VRDN for Nevada Airport System Series 1993A (MBIA)(A-1+/VMIG1)
$30,700,000             3.65%(b)                       01/07/98                       $  30,700,000
---------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                         Amortized
  Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
NEW JERSEY--1.9%
New Jersey TRANS Series 1998A(A-1+/P-1)
$20,000,000               3.75%                        03/11/98                       $  20,000,000
  9,300,000               3.75                         05/08/98                           9,300,000
---------------------------------------------------------------------------------------------------
                                                                                      $  29,300,000
---------------------------------------------------------------------------------------------------
NEW MEXICO--1.2%
Albuquerque RB for Sisters of Charity Series 1992(A-1+/VMIG1)
$ 6,000,000               4.15%                        01/07/98                       $   6,000,000
New Mexico TRANS Series 1997(SP-1+/VMIG1)
 13,000,000               4.50                         06/30/98                          13,040,075
---------------------------------------------------------------------------------------------------
                                                                                      $  19,040,075
---------------------------------------------------------------------------------------------------
NEW YORK--4.6%
Brentwood Union Free School District Tax Anticipation Notes of 1997(MIG1)
$ 5,000,000               4.25%                        06/30/98                       $   5,009,923
New York City GO RANS Fiscal 1998 Series A (National Westminster Bank
 /Morgan Guaranty Trust/Bayerische Landesbank Girozentrale/ Westdeutsche
 Landesbank Girozentrale/Societe Generale/Landesbank LOC)(A-1+/MIG1)
 31,000,000               4.50                         06/30/98                          31,105,347
New York City Health & Hospitals Corporation, Health System Bonds, 1997
 Series B(Canadian Imperial Bank of Commerce)(A-1+/VMIG1)
  6,800,000               3.55                         01/07/98                           6,800,000
New York City Water Finance Authority CP Series 5 Lob A (Bayerische
 Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale/Landesbank
 Hessen-thueringen Girozentrale)
 (A-1+/P-1)
 15,000,000               3.80                         03/24/98                          15,000,000
New York State Floating Rate Trust Receipts Series 1997(VMIG1)
 10,125,000               4.00                         01/07/98                          10,125,000
New York State Housing Finance Agency for Normandie Court Housing RB Series
 1987 A (Fleet Bank LOC)(VMIG1)
  1,000,000               4.00                         01/07/98                           1,000,000
New York State Triborough Bridge & Tunnel Authority VRDN Series 1994
 (FGIC)(A-1+/VMIG1)
  1,000,000               3.55                         01/07/98                           1,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  70,040,270
---------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
Rockingham County IDA PCRB Series 1992 for Philip Morris Company(A-1/P-1)
$ 3,960,000               4.00%                        01/07/98                       $   3,960,000
---------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
OHIO--2.9%
Franklin County Hospital RB for Holy Cross Health System Series 1995(A-
 1+/VMIG1)
$17,500,000            4.15%                        01/07/98                     $   17,500,000
Hamilton County Adjustable Rate Hospital Facilities RB Series 1997 B for
 The Health Alliance of Greater Cincinnati (MBIA)(A-1+/VMIG1)
 26,675,000            3.70(c)                      01/07/98                         26,675,000
-----------------------------------------------------------------------------------------------
                                                                                 $   44,175,000
-----------------------------------------------------------------------------------------------
OKLAHOMA--0.7%
Muskogee PCRB for Oklahoma Gas and Electric Co. Series 1997 A(A-1+/VMIG1)
$10,000,000            3.90%                        01/07/98                     $   10,000,000
-----------------------------------------------------------------------------------------------
OREGON--0.7%
Clackamas County Hospital TRB Series 1984(A-1+)
$ 4,110,000            3.75%                        04/01/98                     $    4,110,000
Lane County PCRB VRDN for Weyerhaeuser Company Series 1994
 (A-1)
  6,500,000            4.20(c)                      01/07/98                          6,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   10,610,000
-----------------------------------------------------------------------------------------------
PENNSYLVANIA--3.1%
Pennsylvania GO Bond Eagle Tax Exempt Trust Class A Series 1994 (AMBAC)(A-
 1+C)
$14,400,000            4.27%                        01/07/98                     $   14,400,000
Pennsylvania TRANS Series 1997-1998(SP-1+/MIG1)
 27,000,000            4.50                         06/30/98                         27,096,053
Philadelphia School District TRANS Series 1997- 98
 (Commerzbank)(SP-1+/MIG1)
  6,000,000            4.50                         06/30/98                          6,017,947
-----------------------------------------------------------------------------------------------
                                                                                 $   47,514,000
-----------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (CFC)(A-1+/MIG1)
$ 1,100,000            3.85%                        01/07/98                     $    1,100,000
  8,925,000            3.85                         01/07/98                          8,925,000
-----------------------------------------------------------------------------------------------
                                                                                 $   10,025,000
-----------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.7%
Puttable Floating Option Receipts Series PT-73(A1+C)
$10,240,000            4.25%                        01/07/98                     $   10,240,000
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
TEXAS--18.0%
Belton VRDN Series 1993 (Texas Commerce Bank LOC)(P-1)
$ 3,450,000            3.70%                        01/07/98                     $    3,450,000
Brazos Harbor IDA VRDN Series 1996 for Monsanto Company
 (P-1)
  3,500,000            3.80                         01/07/98                          3,500,000
Brazos River Authority PCRB Series 1994 for Monsanto Company
 (A-1/P-1)
  5,100,000            3.80                         01/07/98                          5,100,000
Brazos River Authority VRDN for Monsanto Company(P-1)
  5,300,000            3.80                         01/07/98                          5,300,000
Harris County Health Facility Development Adjustable RB for School of The
 Incarnate Word Series 1997 A(A-1+C/VMIG1)
 12,500,000            3.70                         03/13/98                         12,500,000
Harris County Hospital RB for Childrens Hospital Series 1989
 B-2(VMIG1)
 12,900,000            3.70                         01/07/98                         12,900,000
Houston GO CP Notes Series A(A-1+/P-1)
 25,000,000            3.75                         05/13/98                         25,000,000
Lower Colorado River Authority CP Notes Series C(A-1+/P-1)
  3,500,000            3.75                         05/15/98                          3,500,000
Nueces River IDA PCRB UPDATE Series 1984 for San Miguel (National Rural
 Utilities Cooperative Finance Corp.)(A-1+/VMIG1)
 50,700,000            3.70                         03/10/98                         50,700,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 15,000,000            3.75                         01/15/98                         15,000,000
 11,000,000            3.75                         05/01/98                         11,000,000
  6,000,000            3.75                         05/26/98                          6,000,000
San Antonio Electric & Gas System Revenue & Refunding Bonds New Series
 1997 Sg 104 & Sg 105(A1+C)
 33,000,000            4.25                         01/07/98                         33,000,000
State of Texas TRANS CP Series 1997B(A-1+/P-1)
  5,000,000            3.70                         02/25/98                          5,000,000
Texas TRANS Series 1997 A(SP-1+/MIG1)
 75,600,000            4.75                         08/31/98                         76,038,639
Travis County Health Facilities Development Variable Rate RB for Charity
 Obligation Group Series 1997E(A-1+/VMIG1)
  5,100,000            3.65                         01/07/98                          5,100,000
Waco Health Facilities Development Co. Variable Rate RB for Charity
 Obligated Group Series 1997E(A-1+/VMIG1)
  4,200,000            3.65                         01/07/98                          4,200,000
-----------------------------------------------------------------------------------------------
                                                                                 $  277,288,639
-----------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
UTAH--0.3%
Utah State RB for University of Utah Series 1997A(A-1+/VMIG1)
$ 5,000,000            3.85%                        01/07/98                     $    5,000,000
-----------------------------------------------------------------------------------------------
VIRGINIA--8.5%
Chesapeake IDA PCRB for Virginia Electric & Power Co. Series 1985(A-1/P-1)
$22,000,000            3.80%                        03/10/98                     $   22,000,000
Chesterfield County IDA PCRB for Virginia Electric & Power Co. Series
 1985(A-1/P-1)
  8,000,000            3.85                         03/02/98                          8,000,000
Chesterfield County IDA PCRB for Virginia Electric & Power Co. Series
 1987A(A-1/P-1)
  5,000,000            3.80                         03/10/98                          5,000,000
Chesterfield County IDA PCRB for Virginia Electric & Power Co. Series 1987
 C(A-1)
  1,000,000            3.90                         02/10/98                          1,000,000
Chesterfield County PCRB for Virginia Electric & Power Co. Series 1985(A-
 1/P-1)
  5,200,000            3.90                         02/10/98                          5,200,000
Louisa PCRB for Virginia Electric & Power Co. Series 1984(A-1/P-1)
  3,700,000            3.95                         02/13/98                          3,700,000
  4,000,000            3.80                         02/26/98                          4,000,000
  4,000,000            3.80                         02/27/98                          4,000,000
  4,000,000            3.85                         03/17/98                          4,000,000
  4,000,000            3.85                         03/30/98                          4,000,000
Richmond VRDN Public Utility Revenue Notes Series A(A-1+/MIG1)
 14,000,000            4.20                         01/07/98                         14,000,000
Roanoke VRDN for Carilion Health Systems Hospital Series A (A-1+/VMIG1)
 33,700,000            4.10                         01/07/98                         33,700,000
Spotsylvania IDA PCRB Series 1993 for Carlisle Corp. (Suntrust Bank
 LOC)(AA3)
  6,500,000            4.20                         01/07/98                          6,500,000
York County IDA PCRB for Virginia Electric & Power Co. Series 1985(A-1)
  9,400,000            3.90                         02/09/98                          9,400,000
  5,600,000            3.80                         03/11/98                          5,600,000
-----------------------------------------------------------------------------------------------
                                                                                 $  130,100,000
-----------------------------------------------------------------------------------------------
WASHINGTON--2.1%
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series 1992(A-1)
$ 1,000,000            4.20%                        01/07/98                     $    1,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series 1993(A-1)
  5,850,000            4.20                         01/07/98                          5,850,000

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
Union Gap City IDA VRDN for Weyerhaeuser Project Series 1992
 (A-1)
  1,600,000           4.20                       01/07/98                        1,600,000
Washington Health Care Facilities Authority VRDN Series 1996 (Morgan
 Guaranty Trust LOC)(VMIG1)
$ 3,000,000           5.10%                      01/02/98                   $    3,000,000
Washington Public Power Supply Project Electric RB Series 1993-1A (Bank
 of America LOC)(A-1+/VMIG1)
  9,000,000           3.75                       01/07/98                        9,000,000
Washington Public Power Supply System RB Series 1993-1A-2 (Bank of
 America National Trust & Savings Association)(A-1+/VMIG1)
  9,300,000           3.75                       01/07/98                        9,300,000
Washington VRDN for Hutchinson Cancer Research Centre Series 1991 A
 (Morgan Guaranty Trust LOC)(VMIG1)
  3,160,000           5.10                       01/02/98                        3,160,000
---------------------------------------------------------------------------------------------
                                                                            $   32,910,000
---------------------------------------------------------------------------------------------
WISCONSIN--1.9%
State of Wisconsin Operating Notes Series 1997(SP-1+/MIG1)
$ 6,700,000           4.50%                      06/15/98                   $    6,720,268
Wisconsin Health & Educational Facilities Authority Variable Rate RB
 Series 1997 (Toronto Dominion Bank)(A-1+/VMIG1)
  7,000,000           4.10                       01/07/98                        7,000,000
Wisconsin Operating Notes Series 1997-2(SP 1+/MIG1)
 15,000,000           4.50                       06/15/98                       15,050,537
---------------------------------------------------------------------------------------------
                                                                            $   28,770,805
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,592,350,288(a)
---------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.
(b) When-issued security
(c) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA-98.2%
California GO CP (A-1/P-1)
$ 5,000,000               3.70%                        03/09/98                       $  5,000,000
  4,600,000               3.75                         03/13/98                          4,600,000
California Health Facilities Authority for Kaiser Permanente Series 1993 A
 RB(A-1+/VMIG1)
  2,000,000               3.45                         01/07/98                          2,000,000
California Health Facility Finance Authority RB Series 1990 A VRDN
 (Rabobank Nederland LOC)(A-1+/VMIG1)
  7,300,000               3.50                         01/07/98                          7,300,000
California PCRB for Pacific Gas & Electric Series 1996F (Banque Nationale
 de Paris LOC)(A-1)
 28,100,000               4.75                         01/02/98                         28,100,000
California Pollution Control Financing Authority for Pacific Gas & Electric
 TRB Series 1996E (Morgan Guaranty LOC)(A-1+)
  4,200,000               3.60                         03/02/98                          4,200,000
 10,000,000               3.65                         05/14/98                         10,000,000
California Pollution Control Financing Authority for Southern California
 Edison Adjustable TRB Series 1986 D(A-1/VMIG1)
  2,600,000               4.20                         01/02/98                          2,600,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 A(A-1/VMIG1)
 10,400,000               4.20                         01/02/98                         10,400,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 B(A-1/VMIG1)
  5,000,000               4.20                         01/02/98                          5,000,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 C(A-1/VMIG1)
  2,800,000               4.20                         01/02/98                          2,800,000
California Revenue Anticipation Notes Series 1997 (SP 1+/MIG1)
 10,000,000               4.50                         06/30/98                         10,031,007
California School Cash Reserve Program, 1997 Pool Bonds Series A(AMBAC)(SP
 1+/MIG1)
 14,900,000               4.75                         07/02/98                         14,965,638
California State Puttable Floating Option Receipts Series
 Pt-1001 (FGIC)(A-1+)
 18,870,000               4.20                         01/07/98                         18,870,000
California Statewide Communities Development Authority for Kaiser
 Foundation Hospital 1995 COPS(A-1+/MIG1)
  5,200,000               3.45                         01/07/98                          5,200,000
California Statewide Communities Development Authority Refunding RB Series
 1995(A-1+)
    700,000               3.45                         01/07/98                            700,000
California Statewide Communities Development Authority Refunding RB Series
 1995A-2(A-1+)
  8,000,000               3.45                         01/07/98                          8,000,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
California Statewide Communities Development Authority Series 1995A-1(A-1+)
$14,200,000               3.45%                        01/07/98                       $ 14,200,000
City of Berkely TRANS Series 1997 (MIG1)
 14,500,000               4.25                         09/09/98                         14,540,294
City of Fresno MF Hsg. Revenue Refunding Bonds Series 1996 A (First
 Interstate Bank of California LOC)(VMIG1)
  3,315,000               3.65                         01/07/98                          3,315,000
City of Irwindale IDRB Series 1984 for Toys-R-Us VRDN (Bankers Trust
 LOC)(A1)
  2,000,000               4.28                         01/07/98                          2,000,000
City of Los Angeles VRDN MF Hsg. Museum Terrace-84H (Bank of America
 LOC)(VMIG1)
  4,000,000               3.65                         01/07/98                          4,000,000
City of Newport Beach Floating/Fixed Rate Health Facilities Memorial
 Hospital Facility VRDN(A-1+/VMIG1)
 10,050,000               5.00                         01/02/98                         10,050,000
City of Newport Beach VRDN RB Series 1996 B(A-1+)
  1,000,000               5.00                         01/02/98                          1,000,000
City of San Diego MF Hsg. for Lacima Apartments VRDN (Citibank LOC)(VMIG1)
 12,725,000               3.90                         01/07/98                         12,725,000
City of San Diego MF Hsg. for Nobel Court Apartments VRDN (Citibank
 LOC)(VMIG1)
 11,355,000               3.90                         01/07/98                         11,355,000
City of San Diego VRDN MF Hsg. RB Series 1985 (Swiss Bank LOC)(VMIG1)
 15,700,000               3.85                         01/07/98                         15,700,000
Contra Costa MF Hsg. for Lakeshore Apartments VRDN(A-1+)
  4,500,000               3.35                         01/07/98                          4,500,000
East Bay Municipal Utility District Water & Wastewater CP (A-1+/P-1)
  9,300,000               3.70                         04/08/98                          9,300,000
  6,000,000               3.65                         04/09/98                          6,000,000
Fremont MF Hsg. RB Series 1985 D (Krediet Bank LOC)(VMIG1)
 14,400,000               3.90                         01/07/98                         14,400,000
Huntington Beach City Monthly MF Hsg. VRDN Series 1985 A (Bank of America
 LOC)(VMIG1)
  7,500,000               4.00                         01/07/98                          7,500,000
Kings County Housing Authority MF Hsg. Refunding RB Series 1996 A (Wells
 Fargo) (VMIG1)
  6,655,000               3.65                         01/07/98                          6,655,000
Los Angeles County Metro TRANS Authority VRDN (MBIA)(A-1+/MIG1)
  8,095,000               3.85                         01/07/98                          8,095,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT CALIFORNIA PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
Los Angeles Metro Transportation Authority CP Series A (National
 Westminster Bank Plc/Bayerische Vereinsbank Ag/Canadian Imperial Bank of
 Commerce)(A-1/P-1)
$10,000,000               3.70%                        04/22/98                       $ 10,000,000
Los Angeles TRANS Series 1997-98 A (SP 1+/MIG1)
 26,100,000               4.50                         06/30/98                         26,179,939
Los Angeles Unified School District TRANS Series 1997-98 A (SP 1+/MIG1)
  5,000,000               4.50                         10/01/98                          5,022,979
Los Angeles Unified School District Variable Rate Certificates of
 Participation (Belmont Learning Complex) 1997 Series A(Commerzbank
 AG)(VMIG1)
 10,000,000               3.40                         01/07/98                         10,000,000
Los Angeles Wastewater System CP Revenue Notes(Morgan Guaranty Trust
 Company of New York/Union Bank of Switzerland)(A-1+/P-1)
  4,000,000               3.80                         02/18/98                          4,000,000
MSR Public Power Agency RB Series 1997 D (MBIA)(A-1+/VMIG1)
 19,000,000               3.85                         01/07/98                         19,000,000
MSR Public Power Agency RB Series 1997 E (MBIA)(A-1+/VMIG1)
  5,000,000               3.85                         01/07/98                          5,000,000
Newport Beach VRDN RB Series 1996 A(A-1+)
  5,300,000               5.00                         01/02/98                          5,300,000
Newport Beach VRDN RB Series 1996 C For Hoag Memorial Hospital (A-1+)
 19,600,000               5.00                         01/02/98                         19,600,000
Northern California Power Agency Geothermal Project Number 3 Adjustable
 Rate RB Series 1996 A (AMBAC)(A-1+/VMIG1)
  8,500,000               3.35                         01/07/98                          8,500,000
Orange County Apartment Development for Seaside Meadow RB Series 1984C
 (Krediet Bank LOC)(A-1/VMIG1)
 24,000,000               3.90                         01/07/98                         24,000,000
Orange County Apartment Development Revenue Refunding Bonds, Larkspur
 Canyon Apartments Issue A of 1997(AAA)
  6,635,000               3.35                         01/07/98                          6,635,000
Palo Alto Unified School District Series 1997 Sga 53, Municipal Securities
 Trust Receipts(A-1+)
  9,830,000               3.60                         01/07/98                          9,830,000
Sacramento County 1990 COP Admin-Center Courthouse Project VRDN (Union Bank
 of Switzerland LOC)(A-1+/VMIG1)
  5,800,000               3.80                         01/07/98                          5,800,000
Sacramento County MF Hsg. Revenue Refunding Bonds for Stone Creek
 Apartments (FNMA) (A-1+)
  5,950,000               3.95                         01/07/98                          5,950,000
Sacramento County TRANS Series 1997 (SP 1+/MIG1)
  3,000,000               4.50                         09/30/98                          3,015,464

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
San Bernardino County VRDN--Woodview Apartments Series 1985 (Swiss Bank
 LOC)(VMIG1)
$ 6,500,000               3.85%                        01/07/98                       $ 6,500,000
San Diego City MF Hsg. Revenue Refunding Bonds, Series 1993E (Carmel Del
 Mar Apartments Project)(Citibank NA)(A-1+)
  3,000,000               4.00                         01/07/98                         3,000,000
San Diego County MF Hsg. for Country Hills VRDN (FNMA)(A-1+)
 10,100,000               3.40                         01/07/98                        10,100,000
San Francisco Redevelopment Agency VRDN MFH RB for Bayside Village Series
 1985 A (Industrial Bank of Japan Limited LOC) (VMIG1)
 10,000,000               4.25                         01/07/98                        10,000,000
San Leandro MF Hsg. VRDN Series 1985 B-Haas Avenue Apartments (Bank of
 America LOC)(VMIG1)
  3,900,000               3.65                         01/07/98                         3,900,000
San Diego County Sales Tax Revenue CP Series A(A-1+/P-1)
 10,800,000               3.80                         02/13/98                        10,800,000
  2,300,000               3.60                         03/02/98                         2,300,000
  3,000,000               3.75                         03/09/98                         3,000,000
Southern California Metropolitan Water District Revenue Refunding Bonds
 Series 1996 A (AMBAC)(A-1+/VMIG1)
  5,940,000               3.85                         01/07/98                         5,940,000
Southern California Public Power Authority 1991 Subordinated Revenue
 Refunding Bonds (AMBAC)(A-1+/VMIG1)
  9,100,000               3.35                         01/07/98                         9,100,000
Southern California Public Power Authority Power Project RB Series 1996 B
 (AMBAC)(A-1+/VMIG1)
  5,900,000               3.35                         01/07/98                         5,900,000
Southern California Public Power Authority Power Project RB Series 1996 C
 (AMBAC)(A-1+/VMIG1)
 12,300,000               3.35                         01/07/98                        12,300,000
Southern California Metro Water District CP Series A (A-1+/P-1)
  5,400,000               3.60                         03/12/98                         5,400,000
  2,000,000               3.70                         05/12/98                         2,000,000
Southern California Metro Water District CP Series B (A-1+/P-1)
 13,000,000               3.65                         04/09/98                        13,000,000
Triunfo Sanitation District VRDN Refunding RB Series 1994 (Banque
 Nationale de Paris LOC)(A-1)
  3,700,000               3.60                         01/07/98                         3,700,000
Tulare-Porterville Schools Finance Authority COPS (Union Bank of
 California LOC)(A-1/VMIG1)
  7,515,000               4.35                         01/07/98                         7,515,000
University of California CP, Series A (A-1+/P-1)
  2,400,000               3.60                         04/22/98                         2,400,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
                                         ILA TAX-EXEMPT
                                         NEW YORK PORTFOLIO
                                         December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
University of California Trust Receipts Series 1997 D (MBIA)(VMIG1)
$10,905,000              3.80%                      01/07/98                      $10,905,000
------------------------------------------------------------------------------------------------
                                                                                 $580,695,321
------------------------------------------------------------------------------------------------
PUERTO RICO--1.3%
Commonwealth of Puerto Rico TRANS Series 1998A (SP 1+/MIG1)
$ 1,000,000              4.50%                      07/30/98                     $  1,004,555
Puerto Rico Government Development Bank CP (A-1+)
  3,200,000              3.65                       03/16/98                        3,200,000
  3,700,000              3.70                       05/13/98                        3,700,000
------------------------------------------------------------------------------------------------
                                                                                 $  7,904,555
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $588,599,876(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
NEW YORK--94.8%
Brentwood Union Free School District TANS 1997(MIG1)
$ 3,250,000               4.25%                        06/30/98                       $  3,256,450
City of Yonkers IDA RB for Consumers (Credit Local De France LOC)(VMIG1)
  2,600,000               3.50                         01/02/98                          2,600,000
City of Yonkers IDA Series 1991 Civic Facility RB (Credit Local De France
 LOC)(VMIG1)
  2,800,000               3.50                         01/02/98                          2,800,000
Great Neck North Water Authority Water System RB Series 1993 A VRDN
 (FGIC)(A-1+/VMIG1)
  6,100,000               3.70                         01/07/98                          6,100,000
Guggenheim Foundation (West Deutsche/Landesbank Girozentrale LOC)(A-
 +/VMIG1)
  3,900,000               4.75                         01/02/98                          3,900,000
Metropolitan Museum of Art Variable Rate Interest Bonds (A-1+/VMIG1)
  1,485,000               3.50                         01/07/98                          1,485,000
Municipal Assistance Corporation for The City of New York, Series K,
 Subseries K-2 (Bayerische Landesbank Girozentrale LOC)(A-1+/VMIG1)
  4,700,000               3.55                         01/07/98                          4,700,000
Nassau County Combined Sewer Districts RB Series 1988A (MBIA)(AAA/AAA)
  1,355,000               6.70                         07/15/98                          1,402,495
Nassau County IDA Civic Facility RB Cold Spring Harbor Labs Series 1989
 VRDN (Morgan Guaranty Trust LOC)(A-1+)
    900,000               4.85                         01/02/98                            900,000
Nassau County RANS, Series B (SP-1/MIG1)
  5,000,000               4.50                         04/10/98                          5,008,419
Nassau County TANS, Series 1997C(SP-1)
  1,000,000               4.25                         12/22/98                          1,003,930
New York City GO Bonds Series 1994E (Morgan Guaranty Trust LOC)(A-1/VMIG1)
    200,000               5.00                         01/02/98                            200,000
New York City GO Fiscal 1995 Series B-6 (MBIA)(A-1+/VMIG1)
  2,100,000               5.00                         01/07/98                          2,100,000
New York City GO RANS Fiscal 1998 Series A (National Westminster
 Bank/Morgan Guaranty Trust/Bayerische Landesbank Girozentrale/Westdeutsche
 Landesbank Girozentrale/Societe Generale/Landesbank LOC)(A-1+/MIG1)
  3,000,000               4.50                         06/30/98                          3,010,088
New York City Health & Hospitals Corporation, Health System Bonds, 1997
 Series B (Canadian Imperial Bank of Commerce)(A-1+/VMIG1)
  7,500,000               3.55                         01/07/98                          7,500,000
New York City IDA--Civic Facility RB 1989 National Audubon Society, Inc.
 (Credit Local De France LOC)(A-1+)
  3,000,000               4.75                         01/02/98                          3,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT NEW YORK PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York City IDA for Columbia Grammar Prep School VRDN
 (Chase Manhattan Bank LOC)(A-1)
$ 3,200,000               3.60%                        01/07/98                       $ 3,200,000
New York City Municipal Water Finance Authority CP Notes Series 5 Lot B
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank
 Girozentrale/Landesbank Hessen-thueringen Girozentrale)(A-1+/P-1)
  2,500,000               3.75                         04/13/98                         2,500,000
New York City Municipal Water Finance Authority CP Series 3 (Toronto
 Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  2,500,000               3.75                         02/26/98                         2,500,000
New York City Water Finance Authority CP Series 4 (Credit Suisse First
 Boston)(A-1+/P-1)
  1,000,000               3.70                         02/27/98                         1,000,000
New York City Puttable GO Bonds Fiscal 1995 Series D (MBIA)
 (VMIG1)
  3,800,000               4.15                         01/07/98                         3,800,000
New York City Trust for Cultural Resources American Museum of Natural
 History Adjustable Rate TRB VRDN (MBIA)(A-1+/VMIG1)
  1,000,000               3.55                         01/07/98                         1,000,000
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 A-1 (MBIA)(A-1+/VMIG1)
  2,000,000               3.70                         01/07/98                         2,000,000
New York State Energy Research & Development Authority for Long Island
 Lighting Co. VRDN (Toronto Dominion Bank LOC)
 (VMIG1)
  3,000,000               3.85                         01/07/98                         3,000,000
New York State Energy Research and Development Authority for Orange and
 Rockland Utilities Series 1995 A VRDN (AMBAC)(A-1+/VMIG1)
    400,000               3.55                         01/02/98                           400,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Series 1994 D (Union Bank of Switzerland LOC)(A-
 1+/VMIG1)
  2,800,000               5.00                         01/02/98                         2,800,000
New York State Energy Research & Development Authority PCRB Series A & B--
 Central Hudson Gas & Electric VRDN (Deutsche Bank LOC)(P-1)
  1,300,000               3.95                         01/07/98                         1,300,000
New York State Floating Rate Trust Receipts Series 1997(A-1C/VMIG1)
    300,000               4.00                         01/07/98                           300,000
New York State Housing Finance Agency for Normandie Court Housing RB
 Series 1987 A (Fleet Bank LOC)(VMIG1)
  4,800,000               4.00                         01/07/98                         4,800,000
New York State Local Government Assistance Series 1995 B VRDN (Bank of
 Nova Scotia LOC)(A-1+/VMIG1)
  3,000,000               3.55                         01/07/98                         3,000,000

Principal               Interest                       Maturity                        Amortized
Amount                    Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York State Local Government Series C VRDN (Landesbank Hessen-
 Thueringen Girozentrale LOC)(A-1+/VMIG1)
$ 2,400,000               3.55%                        01/07/98                       $ 2,400,000
New York State Local Government Series G VRDN (National Westminster Bank
 LOC)(A-1+/VMIG1)
    300,000               3.55                         01/07/98                           300,000
New York State Local Government VRDN Series 1995 F (Toronto Dominion Bank
 LOC)(A-1+/VMIG1)
  1,100,000               3.50                         01/07/98                         1,100,000
New York State Medical Care Facility Financing Agency for Children's
 Hospital of Buffalo RB Series 1991 A (Barclays Bank LOC)(VMIG1)
  4,000,000               3.70                         01/07/98                         4,000,000
New York State Triborough Bridge & Tunnel Authority VRDN (FGIC)(A-
 1+/VMIG1)
  3,400,000               3.55                         01/07/98                         3,400,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Series 1985 A (Morgan Guaranty LOC)(A-1+)
  3,000,000               3.65                         03/15/98                         3,000,000
New York State Energy Research & Development Authority PCRB for Orange and
 Rockland Utilities Series 1994 A (Financial Guaranty Insurance
 Company)(A-1+/VMIG1)
    600,000               3.55                         01/07/98                           600,000
New York State Energy Research & Development Authority RB for Brooklyn
 Union Gas Series 1997 Series A-2 (MBIA) (A-1+/VMIG1)
  1,800,000               3.60                         01/07/98                         1,800,000
New York State Environmental Quality 1986 Variable Interest Rate GO Bonds
 Series 1997A(Bayerische Landesbank Girozentrale/Landesbank Hessen-
 Thueringen Girozentrale)(A-1+/VMIG1)
  2,000,000               3.70                         04/22/98                         2,000,000
  3,000,000               3.70                         05/26/98                         3,000,000
New York State Housing Finance Agency for Related-Liberty View Apartments
 Housing Rd Series 1997 A (Federal National Mortgage Association)(A-1+)
  5,000,000               3.55                         01/07/98                         5,000,000
New York State Housing Finance Agency for Tribeca Park Housing RB Series
 1997 A (Bayerische Hypotheken-und Wechsel-Bank LOC)(VMIG1)
  5,000,000               4.10                         01/07/98                         5,000,000
Oswego County IDA PCRB Series 1992 for Philip Morris(A-1/P-1)
  1,000,000               3.85                         01/07/98                         1,000,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

Principal              Interest                     Maturity                      Amortized
Amount                   Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
Port Authority of New York And New Jersey Floating Rate Trust Receipts
 (FSA)(A-1/VMIG1)
$ 6,000,000              4.00%                      01/07/98                     $  6,000,000
Rensselaer County IDA RB for Rensselaer Polytechnic Institute Series
 1997A(VMIG1)
  4,440,000              4.10                       01/07/98                        4,440,000
Syracuse University IDA VRDN (Morgan Guaranty LOC)(A-1+/VMIG1)
  4,300,000              4.75                       01/02/98                        4,300,000
------------------------------------------------------------------------------------------------
                                                                                 $127,906,382
------------------------------------------------------------------------------------------------
PUERTO RICO--4.8%
Puerto Rico Government Development Bank, TECP(A-1+/NR)
$ 1,500,000              3.70%                      04/09/98                     $  1,500,000
  2,000,000              3.70                       05/12/98                        2,000,000
Puerto Rico Medical & Environmental PCRB Series 1983 A for Key
 Pharmaceuticals (Morgan Guaranty) (AAA)
  3,000,000              3.75                       12/01/98                        2,998,627
------------------------------------------------------------------------------------------------
                                                                                 $  6,498,627
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $134,405,009(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:

 ACES     --Adjustable Convertible Extendible Securities
 AMBAC    --Insured by American Municipal Bond Assurance Corp.
 BANS     --Bond Anticipation Notes
 COPS     --Certificates of Participation
 CP       --Commercial Paper
 FGIC     --Insured by Financial Guaranty Insurance Co.
 GO       --General Obligation
 IDA      --Industrial Development Authority
 IDB      --Industrial Development Bond
 IDRB     --Industrial Development Revenue Bond
 LOC      --Letter of Credit
 MBIA     --Insured by Municipal Bond Investors Assurance
 MF Hsg.  --Multi-Family Housing
 PCRB     --Pollution Control Revenue Bond
 RANS     --Revenue Anticipation Notes
 RB       --Revenue Bond
 TANS     --Tax Anticipation Notes
 TECP     --Tax Exempt Commercial Paper
 TRANS    --Tax Revenue Anticipation Notes
 TRB      --Tender Revenue Bond
 UPDATE   --Unit Priced Daily Adjustable Tax-Exempt Security
 VRDN     --Variable Rate Demand Note

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997
--------------------------------------------------------------------------------

                                         ILA            ILA
                                        PRIME          MONEY          ILA
                                     OBLIGATIONS       MARKET      GOVERNMENT
                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                          ------------------------------------
ASSETS:
Investments in securities, at value
 based on amortized cost             $974,606,226  $1,147,485,683 $565,903,253
Receivable for investments sold                --              --           --
Interest receivable                     7,554,296       8,003,135    3,028,806
Cash                                       78,548          28,630      322,631
Other assets                               75,149          66,751       31,348
------------------------------------------------------------------------------
  TOTAL ASSETS                        982,314,219   1,155,584,199  569,286,038
------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                                     --      14,998,553   11,982,600
Dividends payable                       5,409,153       5,942,595    2,555,812
Due to bank                                    --              --           --
Accrued expenses and other liabili-
 ties                                     563,009         550,354      299,510
------------------------------------------------------------------------------
  TOTAL LIABILITIES                     5,972,162      21,491,502   14,837,922
------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                       976,343,682   1,134,092,697  554,392,483
Accumulated undistributed net in-
 vestment income                               --              --        2,840
Accumulated undistributed net
 realized gain (loss) on investment
 transactions                              (1,625)             --       52,793
------------------------------------------------------------------------------
  NET ASSETS                         $976,342,057  $1,134,092,697 $554,448,116
------------------------------------------------------------------------------
Net asset value, offering and re-
 demption price per unit
 (net assets/units outstanding)      $       1.00  $         1.00 $       1.00
------------------------------------------------------------------------------
UNITS OUTSTANDING:
ILA units                             866,405,891     806,095,979  460,423,182
ILA Administration units               28,147,490     307,480,205   10,182,126
ILA Service units                      78,319,515      20,516,513   83,787,175
ILA B units                             1,573,829              --           --
ILA C units                             1,896,957              --           --
------------------------------------------------------------------------------
  Total units of beneficial interest
   outstanding, $.001 par value (un-
   limited number of units autho-
   rized)                             976,343,682   1,134,092,697  554,392,483
------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     ILA            ILA                          ILA            ILA           ILA
   TREASURY       TREASURY        ILA         TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
 OBLIGATIONS    INSTRUMENTS     FEDERAL      DIVERSIFIED     CALIFORNIA     NEW YORK
  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
 $819,773,645   $715,872,520 $2,694,905,170 $1,592,350,288  $588,599,876  $134,405,009
           --             --             --             --            --     1,002,737
    2,580,192     11,406,880      7,279,210     10,043,125     4,101,398       877,902
       13,224        335,893        219,601      2,475,073       532,189            --
       10,726         24,199         37,011         78,912        17,602         6,207
---------------------------------------------------------------------------------------
  822,377,787    727,639,492  2,702,440,992  1,604,947,398   593,251,065   136,291,855
---------------------------------------------------------------------------------------
           --             --     75,000,000     61,275,000            --            --
    3,306,307      2,983,665     11,601,478      5,082,002     1,635,248       368,540
           --             --             --             --            --       988,622
      398,205        344,285        739,651        624,558       250,642        52,453
---------------------------------------------------------------------------------------
    3,704,512      3,327,950     87,341,129     66,981,560     1,885,890     1,409,615
---------------------------------------------------------------------------------------
  818,673,229    724,307,077  2,615,099,480  1,537,792,596   591,383,369   134,887,125
        4,678          2,506             --        362,642        10,495         1,634
       (4,632)         1,959            383       (189,400)      (28,689)       (6,519)
---------------------------------------------------------------------------------------
 $818,673,275   $724,311,542 $2,615,099,863 $1,537,965,838  $591,365,175  $134,882,240
---------------------------------------------------------------------------------------
 $       1.00   $       1.00 $         1.00 $         1.00  $       1.00  $       1.00
---------------------------------------------------------------------------------------
  590,278,995    330,237,533  2,050,535,778  1,479,581,838   591,021,540   102,890,525
  124,230,332     98,664,287    530,026,646     27,967,106       360,320    31,995,090
  104,163,902    295,405,257     34,537,056     30,510,544         1,509         1,510
           --             --             --             --            --            --
           --             --             --             --            --            --
---------------------------------------------------------------------------------------
  818,673,229    724,307,077  2,615,099,480  1,538,059,488   591,383,369   134,887,125
---------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                            ILA          ILA
                                           PRIME        MONEY         ILA
                                        OBLIGATIONS    MARKET     GOVERNMENT
                                         PORTFOLIO    PORTFOLIO    PORTFOLIO
                                             ---------------------------------
INVESTMENT INCOME:
Interest Income                         $71,347,525  $69,192,244  $35,986,975
------------------------------------------------------------------------------
EXPENSES:
Management fees                           4,412,869    4,269,169    2,258,653
Transfer agent fees                         535,142      487,902      258,132
Custodian fees                              270,096      202,633      121,357
Professional fees                            48,881       24,075       29,152
Trustees' fees                               17,422        9,957        8,107
Other                                       140,409       79,371       44,270
------------------------------------------------------------------------------
  TOTAL EXPENSES                          5,424,819    5,073,107    2,719,671
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs                 (160,669)    (592,281)     (30,990)
------------------------------------------------------------------------------
  Net Expenses                            5,264,150    4,480,826    2,688,681
  Administration unit fees                  117,600      510,535       66,034
  Service unit fees                         300,300       40,053      342,976
------------------------------------------------------------------------------
  NET EXPENSES AND UNIT FEES              5,682,050    5,031,414    3,097,691
------------------------------------------------------------------------------
NET INVESTMENT INCOME                    65,665,475   64,160,830   32,889,284
------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT
 TRANSACTIONS                                 7,264        7,828       39,273
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $65,672,739  $64,168,658  $32,928,557
------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    ILA          ILA                        ILA          ILA         ILA
 TREASURY     TREASURY        ILA       TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
OBLIGATIONS  INSTRUMENTS    FEDERAL     DIVERSIFIED  CALIFORNIA    NEW YORK
 PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------
$42,476,661  $41,956,511  $150,831,476  $60,259,120  $18,148,019  $4,024,935
-----------------------------------------------------------------------------
  2,682,436    2,802,009     9,555,781    5,788,344    1,803,245     394,631
    306,564      320,230     1,092,179      661,525      206,085      45,100
    151,972      151,227       402,941      119,196       48,325      20,563
     22,843       17,511        50,420       47,886       12,163       5,498
      8,079        4,584        19,867       17,105        3,589         985
     33,642       71,848       122,624      152,488      101,159      25,739
-----------------------------------------------------------------------------
  3,205,536    3,367,409    11,243,812    6,786,544    2,174,566     492,516
    (6,756)   (1,632,054)   (3,970,362)  (1,544,933)     (21,406)   (119,295)
-----------------------------------------------------------------------------
  3,198,780    1,735,355     7,273,450    5,241,611    2,153,160     373,221
    311,981      296,919     1,119,368      119,510          508      46,589
    361,567    1,020,955       209,156      102,409            2           2
-----------------------------------------------------------------------------
  3,872,328    3,053,229     8,601,974    5,463,530    2,153,670     419,812
-----------------------------------------------------------------------------
 38,604,333   38,903,282   142,229,502   54,795,590   15,994,349   3,605,123
-----------------------------------------------------------------------------
     68,700       83,128        74,776      (15,310)       1,331          --
-----------------------------------------------------------------------------
$38,673,033  $38,986,410  $142,304,278  $54,780,280  $15,995,680  $3,605,123
-----------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                 ILA               ILA
                                PRIME             MONEY              ILA
                             OBLIGATIONS          MARKET         GOVERNMENT
                            PORTFOLIO (a)       PORTFOLIO         PORTFOLIO
                                         --------------------------------------
FROM OPERATIONS:
Net investment income      $    65,665,475   $     64,160,830  $    32,889,284
Net realized gain (loss)
 on investment transac-
 tions                               7,264              7,828           39,273
-------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting from op-
  erations                      65,672,739         64,168,658       32,928,557
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
Net investment income
 ILA units                     (59,354,126)       (47,350,587)     (27,429,780)
 ILA Administration units       (1,861,296)       (15,644,221)        (905,728)
 ILA Service units              (4,418,670)        (1,166,022)      (4,550,936)
 ILA B units                       (26,790)                --               --
 ILA C units                        (4,593)                --               --
Net realized gain on in-
 vestment transactions
 ILA units                          (7,654)            (6,079)         (48,379)
 ILA Administration units             (240)            (2,008)          (1,597)
 ILA Service units                    (570)              (150)          (8,027)
 ILA B units                            (3)                --               --
 ILA C units                            (1)                --               --
-------------------------------------------------------------------------------
 Total distributions to
  unitholders                  (65,673,943)       (64,169,067)     (32,944,447)
-------------------------------------------------------------------------------
FROM UNIT TRANSACTIONS
 (AT $1.00 PER UNIT):
Proceeds from sales of
 units                       8,100,238,207     10,177,000,201    3,631,302,781
Reinvestment of dividends
 and distributions              36,672,387         54,788,884       17,235,209
Cost of units repurchased   (8,424,145,429)   (10,086,895,886)  (3,919,007,935)
-------------------------------------------------------------------------------
 Increase (decrease) in
  net assets resulting
  from unit transactions      (287,234,835)       144,893,199     (270,469,945)
-------------------------------------------------------------------------------
 Total increase (de-
  crease)                     (287,236,039)       144,892,790     (270,485,835)
NET ASSETS:
Beginning of year            1,263,578,096        989,199,907      824,933,951
-------------------------------------------------------------------------------
End of year                $   976,342,057   $  1,134,092,697  $   554,448,116
-------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                  --                 --  $         2,840
-------------------------------------------------------------------------------
SUMMARY OF UNIT TRANSAC-
 TIONS (AT $1.00 PER
 UNIT)
ILA UNITS:
 Units sold                  6,992,549,668      6,229,278,910    3,133,684,985
 Reinvestment of divi-
  dends and distributions       32,469,384         40,419,776       13,509,545
 Units repurchased          (7,313,358,850)    (6,166,699,293)  (3,381,375,693)
-------------------------------------------------------------------------------
                              (288,339,798)       102,999,393     (234,181,163)
-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS:
 Units sold                    305,758,205      3,772,593,876       76,180,173
 Reinvestment of divi-
  dends and distributions        1,666,739         14,007,620          255,167
 Units repurchased            (303,053,312)    (3,736,379,689)    (102,298,068)
-------------------------------------------------------------------------------
                                 4,371,632         50,221,807      (25,862,728)
-------------------------------------------------------------------------------
ILA SERVICE UNITS:
 Units sold                    793,008,962        175,127,415      421,437,623
 Reinvestment of divi-
  dends and distributions        2,516,141            361,488        3,470,497
 Units repurchased            (801,916,230)      (183,816,904)    (435,334,174)
-------------------------------------------------------------------------------
                                (6,391,127)        (8,328,001)     (10,426,054)
-------------------------------------------------------------------------------
Net increase (decrease)
 in units                     (290,359,293)*      144,893,199     (270,469,945)
-------------------------------------------------------------------------------

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 6,341,071, 19,157 and 5,132,727 units, respectively, for a net increase of 1,227,501 units. ILA C units had sales, reinvestments of dividends and distributions and repurchases of 2,580,301,
  966 and 684,310 units, respectively, for a net increase of 1,896,957 units.
(a) ILA Prime Obligations Portfolio C unit activity commenced on August 15,
 1997.
(b) ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio Service unit activity commenced on September 15, 1997.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           ILA              ILA             ILA
      ILA               ILA                               TAX-             TAX-            TAX-
   TREASURY          TREASURY            ILA             EXEMPT           EXEMPT          EXEMPT
  OBLIGATIONS       INSTRUMENTS        FEDERAL         DIVERSIFIED      CALIFORNIA       NEW YORK
   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO (b)   PORTFOLIO (b)
-----------------------------------------------------------------------------------------------------
$    38,604,333   $    38,903,282  $    142,229,502  $    54,795,590  $    15,994,349  $   3,605,123
         68,700            83,128            74,776          (15,310)           1,331             --
-----------------------------------------------------------------------------------------------------
     38,673,033        38,986,410       142,304,278       54,780,280       15,995,680      3,605,123
-----------------------------------------------------------------------------------------------------
    (27,001,884)      (20,917,629)     (106,705,052)     (52,227,688)     (15,984,157)    (2,645,413)
     (5,544,143)       (4,217,185)      (30,190,717)      (1,423,227)         (10,180)      (959,697)
     (6,053,628)      (13,765,962)       (5,333,733)      (1,144,675)             (12)           (13)
             --                --                --               --               --             --
             --                --                --               --               --             --
        (72,833)          (51,900)           (4,171)              --               --             --
        (14,954)          (10,463)           (1,180)              --               --             --
        (16,329)          (34,156)             (209)              --               --             --
             --                --                --               --               --             --
             --                --                --               --               --             --
-----------------------------------------------------------------------------------------------------
    (38,703,771)      (38,997,295)     (142,235,062)     (54,795,590)     (15,994,349)    (3,605,123)
-----------------------------------------------------------------------------------------------------
  5,211,063,367     3,670,371,899    16,814,872,375    9,843,836,580    3,353,570,112    827,650,114
     13,130,596        16,821,105       103,222,618       43,365,293       14,638,737      3,317,213
 (5,212,556,500)   (4,193,476,260)  (17,593,694,622)  (9,951,681,538)  (3,217,463,359)  (810,579,568)
-----------------------------------------------------------------------------------------------------
     11,637,463      (506,283,256)     (675,599,629)     (64,479,665)     150,745,490     20,387,759
-----------------------------------------------------------------------------------------------------
     11,606,725      (506,294,141)     (675,530,413)     (64,494,975)     150,746,821     20,387,759
    807,066,550     1,230,605,683     3,290,630,276    1,602,460,813      440,618,354    114,494,481
-----------------------------------------------------------------------------------------------------
$   818,673,275   $   724,311,542  $  2,615,099,863  $ 1,537,965,838  $   591,365,175  $ 134,882,240
-----------------------------------------------------------------------------------------------------
$         4,678   $         2,506                --  $       362,642  $        10,495  $       1,634
-----------------------------------------------------------------------------------------------------
  3,424,838,381     2,560,753,797    12,019,743,098    9,577,662,569    3,352,291,159    495,921,548
     11,264,434        15,705,121        86,047,218       42,436,074       14,638,445      2,353,341
 (3,420,432,815)   (2,955,211,656)  (12,358,958,269)  (9,655,040,327)  (3,216,403,921)  (465,562,390)
-----------------------------------------------------------------------------------------------------
     15,670,000      (378,752,738)     (253,167,953)     (34,941,684)     150,525,683     32,712,499
-----------------------------------------------------------------------------------------------------
    878,884,012       330,854,584     4,080,488,784       87,602,648        1,277,453    331,727,066
        510,538           973,977        15,900,268          171,471              283        963,862
   (864,080,649)     (370,865,445)   (4,360,940,804)    (118,904,272)      (1,059,438)  (345,017,178)
-----------------------------------------------------------------------------------------------------
     15,313,901       (39,036,884)     (264,551,752)     (31,130,153)         218,298    (12,326,250)
-----------------------------------------------------------------------------------------------------
    907,340,974       778,763,518       714,640,493      178,571,363            1,500          1,500
      1,355,624           142,007         1,275,132          757,748                9             10
   (928,043,036)     (867,399,159)     (873,795,549)    (177,736,939)              --             --
-----------------------------------------------------------------------------------------------------
    (19,346,438)      (88,493,634)     (157,879,924)       1,592,172            1,509          1,510
-----------------------------------------------------------------------------------------------------
     11,637,463      (506,283,256)     (675,599,629)     (64,479,665)     150,745,490     20,387,759
-----------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                                  ILA               ILA
                                 PRIME             MONEY             ILA
                              OBLIGATIONS         MARKET         GOVERNMENT
                               PORTFOLIO         PORTFOLIO        PORTFOLIO
                                          -------------------------------------
FROM OPERATIONS:
Net investment income       $    75,135,513   $    50,329,934  $    35,679,612
Net realized gain (loss)
 on investment transac-
 tions                               72,405            72,865           62,662
-------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting from op-
  erations                       75,207,918        50,402,799       35,742,274
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
Net investment income
 ILA units                      (67,076,054)      (38,261,044)     (29,556,990)
 ILA Administration units        (2,206,827)      (10,545,315)      (2,048,010)
 ILA Service units               (5,850,540)       (1,523,575)      (4,074,612)
 ILA B units                         (2,092)               --               --
Net realized gain on in-
 vestment transactions
 ILA units                          (65,059)          (54,983)         (38,029)
 ILA Administration units            (2,127)          (15,267)          (2,635)
 ILA Service units                   (5,640)           (2,206)          (5,242)
-------------------------------------------------------------------------------
 Total distributions to
  unitholders                   (75,208,339)      (50,402,390)     (35,725,518)
-------------------------------------------------------------------------------
FROM UNIT TRANSACTIONS (AT
 $1.00 PER UNIT):
Proceeds from sales of
 units                        9,633,671,566     8,281,604,075    5,115,245,365
Reinvestment of dividends
 and distributions               40,414,429        38,191,105       17,312,306
Cost of units repurchased    (9,962,009,233)   (8,092,253,028)  (5,011,078,568)
-------------------------------------------------------------------------------
 Increase (decrease) in
  net assets resulting
  from unit transactions       (287,923,238)      227,542,152      121,479,103
-------------------------------------------------------------------------------
 Total increase (decrease)     (287,923,659)      227,542,561      121,495,859
NET ASSETS:
Beginning of year             1,551,501,755       761,657,346      703,438,092
-------------------------------------------------------------------------------
End of year                 $ 1,263,578,096   $   989,199,907  $   824,933,951
-------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                   --                --               --
-------------------------------------------------------------------------------
SUMMARY OF UNIT TRANSAC-
 TIONS (AT $1.00 PER
 UNIT):
ILA UNITS:
 Units sold                   8,756,241,159     5,161,953,773    4,490,979,392
 Reinvestment of dividends
  and distributions              36,833,028        30,348,683       13,978,786
 Units repurchased           (8,899,537,496)   (5,063,361,343)  (4,380,790,567)
-------------------------------------------------------------------------------
                               (106,463,309)      128,941,113      124,167,611
-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS:
 Units sold                     318,656,203     2,902,067,359      220,574,807
 Reinvestment of dividends
  and distributions               1,520,549         7,510,848          283,223
 Units repurchased             (359,456,201)   (2,816,742,074)    (232,371,387)
-------------------------------------------------------------------------------
                                (39,279,449)       92,836,133      (11,513,357)
-------------------------------------------------------------------------------
ILA SERVICE UNITS:
 Units sold                     558,266,701       217,582,943      403,691,166
 Reinvestment of dividends
  and distributions               2,060,072           331,574        3,050,297
 Units repurchased             (702,853,581)     (212,149,611)    (397,916,614)
-------------------------------------------------------------------------------
                               (142,526,808)        5,764,906        8,824,849
-------------------------------------------------------------------------------
Net increase (decrease) in
 units                         (288,269,566)*     227,542,152      121,479,103
-------------------------------------------------------------------------------

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 507,503, 780 and 161,955 units, respectively, for a net increase of 346,328 units.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      ILA               ILA                                ILA              ILA             ILA
   TREASURY          TREASURY            ILA           TAX-EXEMPT       TAX-EXEMPT      TAX-EXEMPT
  OBLIGATIONS       INSTRUMENTS        FEDERAL         DIVERSIFIED      CALIFORNIA       NEW YORK
   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------
$    44,242,234   $    50,019,031  $    137,805,192  $    49,128,456  $    12,042,847  $   3,053,285
        195,578           416,602            (4,477)         (12,968)              15         (4,539)
-----------------------------------------------------------------------------------------------------
     44,437,812        50,435,633       137,800,715       49,115,488       12,042,862      3,048,746
-----------------------------------------------------------------------------------------------------
    (32,818,890)      (30,911,761)     (101,011,206)     (46,819,418)     (12,036,826)    (2,289,010)
     (4,742,767)       (4,651,770)      (30,041,532)      (1,375,597)          (6,021)      (764,275)
     (6,680,577)      (14,455,500)       (6,752,454)        (933,441)              --             --
             --                --                --               --               --             --
       (124,367)         (251,459)               --               --               --             --
        (17,973)          (37,841)               --               --               --             --
        (25,316)         (117,591)               --               --               --             --
-----------------------------------------------------------------------------------------------------
    (44,409,890)      (50,425,922)     (137,805,192)     (49,128,456)     (12,042,847)    (3,053,285)
-----------------------------------------------------------------------------------------------------
  5,362,879,167     5,282,794,697    15,965,974,823    9,518,523,372    2,958,021,573    648,758,829
     13,347,956        20,444,542        79,358,869       35,078,864       11,445,149      2,949,980
 (5,492,732,128)   (4,850,904,367)  (15,106,127,095)  (9,392,133,030)  (2,875,637,134)  (654,470,394)
-----------------------------------------------------------------------------------------------------
   (116,505,005)      452,334,872       939,206,597      161,469,206       93,829,588     (2,761,585)
-----------------------------------------------------------------------------------------------------
   (116,477,083)      452,344,583       939,202,120      161,456,238       93,829,603     (2,766,124)
    923,543,633       778,261,100     2,351,428,156    1,441,004,575      346,788,751    117,260,605
-----------------------------------------------------------------------------------------------------
$   807,066,550   $ 1,230,605,683  $  3,290,630,276  $ 1,602,460,813  $   440,618,354  $ 114,494,481
-----------------------------------------------------------------------------------------------------
             --                --                --  $       362,642  $        10,495  $       1,634
-----------------------------------------------------------------------------------------------------
  3,696,243,017     3,783,423,031    11,171,686,790    9,264,641,627    2,957,305,487    340,781,821
     11,811,603        19,300,481        66,486,820       34,471,658       11,444,982      2,236,468
 (3,844,547,762)   (3,680,022,103)  (10,666,427,699)  (9,127,243,309)  (2,875,001,835)  (363,376,230)
-----------------------------------------------------------------------------------------------------
   (136,493,142)      122,701,409       571,745,911      171,869,976       93,748,634    (20,357,941)
-----------------------------------------------------------------------------------------------------
    659,581,577       470,006,128     3,606,492,816      142,908,870          716,086    307,977,008
        855,243         1,082,829        11,506,068          298,114              167        713,512
   (644,240,509)     (402,096,387)   (3,340,378,274)    (132,882,806)        (635,299)  (291,094,164)
-----------------------------------------------------------------------------------------------------
     16,196,311        68,992,570       277,620,610       10,324,178           80,954     17,596,356
-----------------------------------------------------------------------------------------------------
  1,007,054,573     1,029,365,538     1,187,795,217      110,972,875               --             --
        681,110            61,232         1,365,981          309,092               --             --
 (1,003,943,857)     (768,785,877)   (1,099,321,122)    (132,006,915)              --             --
-----------------------------------------------------------------------------------------------------
      3,791,826       260,640,893        89,840,076      (20,724,948)              --             --
-----------------------------------------------------------------------------------------------------
   (116,505,005)      452,334,872       939,206,597      161,469,206       93,829,588     (2,761,585)
-----------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Money Market Trust was reorganized from a Massachusetts business trust to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs-- Institutional Liquid Assets Portfolios, collectively "ILA". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers three classes of units for each of its portfolios: ILA units, ILA Administration units and ILA Service units. In addition, the Prime Obligations Portfolio offers ILA B and ILA C units. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 1997 (tax year end), the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                   YEARS OF
   PORTFOLIO             AMOUNT   EXPIRATION
   ---------            -------- ------------
Tax-Exempt Diversified  $189,400 1998 to 2005
Tax-Exempt New York        6,519 1999 to 2004
Tax-Exempt California     28,689 2000 to 2003

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D. Expenses--
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are allocated to the portfolios based on each portfolio's relative average net assets for the period.

 Unitholders of ILA Administration, ILA Service, ILA B and ILA C units bear all expenses and fees paid to service and distribution organizations for their services
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (continued) with respect to such units as well as other expenses (subject to expense limitations) which are directly attributable to such units.

3. AGREEMENTS
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement,
GSAM, subject to general supervision by the Trust's Board of Trustees, manages the portfolios and provides for the administration of ILA's other affairs. As compensation for the services rendered under the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. For the year ended December 31, 1997, GSAM has voluntarily agreed to waive a portion of its management fees for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York
Portfolios, respectively.
 Goldman Sachs also serves as ILA's transfer agent under a Transfer Agency Agreement for a fee. In addition, Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation except for the ILA B and ILA C units of Prime Obligations Portfolio. Amounts due to Goldman Sachs are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 GSAM has voluntarily agreed that if the sum of a portfolio's expenses (including the advisory fee, but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, administration, authorized dealer service, distribution and service plan fees and other extraordinary expenses) exceeds on an annualized basis .42% (.41% prior to May 1, 1997) of such portfolio's net assets, the portfolio will be reimbursed in the amount of such excess monthly.
 For the year ended December 31, 1997, GSAM has voluntarily agreed to reimburse the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios to the extent that each portfolio's expenses, as defined above, exceed .37%, .22%, .27%, .32% and .33%, respectively, of the average net assets per annum. Amounts due from Goldman Sachs at December 31, 1997 are included in "Other assets"in the accompanying Statements of Assets and Liabilities.
 The ILA B and ILA C units of Prime Obligations Portfolio have adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee for distribution services equal, on an annual basis, up to .75% of ILA B and ILA C units average daily net assets.
 The ILA B and ILA C units of Prime Obligations Portfolio have also adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. ILA B and ILA C units pay a fee under this Service Plan equal, on an annual basis, up to .25% of ILA B and C units average daily net assets.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1997
---------------------------------------  ---------------------------------------
3. AGREEMENTS (continued)
 The chart below outlines the fee waivers and expense reimbursements for the year ended December 31, 1997 and amounts owed to and due from Goldman Sachs at December 31, 1997 (in thousands):

                                                     Amounts
                                             Amounts   due
                 Management  Expense         due to   from
                    Fee     Reimburse-       Goldman Goldman
Portfolio          Waived     ments    Total  Sachs   Sachs
Prime
 Obligations
 Portfolio            --       161       161   460      --
------------------------------------------------------------
Money Market
 Portfolio           525        67       592   421      --
------------------------------------------------------------
Government
 Portfolio            --        31        31   230      --
------------------------------------------------------------
Treasury
 Obligations
 Portfolio            --         7         7   302      --
------------------------------------------------------------
Treasury
 Instruments
 Portfolio         1,552        80     1,632   180      --
------------------------------------------------------------
Federal
 Portfolio         3,925        45     3,970   552      --
------------------------------------------------------------
Tax-Exempt
 Diversified
 Portfolio         1,544         1     1,545   563      --
------------------------------------------------------------
Tax-Exempt
 California
 Portfolio            --        21        21   197      --
------------------------------------------------------------
Tax-Exempt New
 York Portfolio       94        25       119    34       5

4. ADMINISTRATION AND SERVICE PLANS
ILA has adopted Administration and Service Plans. These plans allow for ILA Administration units and ILA Service units, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .15% and .40% (on an annualized basis), respectively, of the average daily net asset value of the respective units.

5. LINE OF CREDIT FACILITY
ILA participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1997, ILA did not have any borrowings under this facility.

6. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a custodian.

7. JOINT REPURCHASE AGREEMENT ACCOUNTS
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
 As of December 31, 1997, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had investments in the following joint account of $2,000,000, $32,000,000, $114,300,000 and $275,500,000 in principal amount, respectively. As of December 31, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
7. JOINT REPURCHASE AGREEMENT ACCOUNTS (continued)
(including the type of security, market value, interest rate and maturity date), were as follows:

  Principal              Interest                   Maturity                     Amortized
    Amount                 Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Chase Manhattan Securities, dated 12/31/97, repurchase price $200,061,111
 (total collateral value $204,001,955 consisting of U.S. Treasury Notes:
 5.50%-8.75%, 02/15/00-08/31/00)
$  200,000,000             5.50%                    01/02/98                     $200,000,000
Donaldson, Lufkin & Jenrette, Inc., dated 12/31/97, repurchase price
 $510,185,583 (total collateral value $520,200,021 consisting of U.S.
 Treasury Notes: 5.125%-8.125%, 01/31/98-02/15/04; U.S. Treasury Stripped
 Interest only Securities: 02/15/98-02/15/04; U.S. Treasury Stripped
 Principal Security: 08/15/01; U.S. Treasury Bill: 05/14/98)
   510,000,000             6.55                     01/02/98                      510,000,000
Swiss Bank Corp., dated 12/31/97, repurchase price $735,367,495 (total collateral value $749,834,669 consisting of U.S. Treasury Notes: 4.75%-
 8.50%, 02/15/98-11/15/05; U.S. Treasury Inflation Indexed Bond: 3.375%,
 01/15/07; U.S. Treasury Bills: 01/15/98-10/15/98; U.S. Treasury Bonds:
 10.75%-11.125%, 08/15/03-08/15/05)
   735,100,000             6.55                     01/02/98                      735,100,000
Swiss Bank Corp., dated 12/31/97, repurchase price $300,091,667 (total collateral value $306,013,333 consisting of U.S. Treasury Notes: 4.75%-
 8.50%, 02/15/98-11/15/05; U.S. Treasury Inflation Indexed Bond: 3.375%,
 01/15/07; U.S. Treasury Bills: 01/15/98-10/15/98; U.S. Treasury Bonds:
 10.75%-11.125%, 08/15/03-08/15/05)
   300,000,000             5.50                     01/02/98                      300,000,000
Salomon-Smith Barney, Inc., dated 12/31/97, repurchase price
 $1,000,369,444 (total collateral value $1,020,528,930 consisting of U.S.
 Treasury Stripped Interest only Securities: 02/15/98-11/15/04; U.S.
 Treasury Stripped Principal only Securities: 5.75%-11.625%, 02/15/98-
 11/15/04; U.S. Treasury Bill: 10/15/98)
 1,000,000,000             6.65                     01/02/98                    1,000,000,000
---------------------------------------------------------------------------------------------
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                       $2,745,100,000
---------------------------------------------------------------------------------------------

8. CERTAIN RECLASSIFICATION
In accordance with Statement Of Position 93-2, the Tax-Exempt Diversified Portfolio have reclassified $70,300 from paid-in capital to accumulated undistributed net realized gain (loss) on investment transactions.

9. OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations which include the following: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                   Net asset
                  value at     Net       gain on    income from                value at
                  beginning investment  investment  investment  Distributions     end      Total
                  of period   income   transactions operations  to unitholders of period return(a)
              ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0524          --      $0.0524      $(0.0524)     $1.00     5.38%
1997-ILA
Administration
units...........     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1997-ILA Service
units...........     1.00     0.0485          --       0.0485       (0.0485)      1.00     4.96
1997-ILA B
units...........     1.00     0.0433          --       0.0433       (0.0433)      1.00     4.33
1997-ILA C
units(b)........     1.00     0.0365          --       0.0365       (0.0365)      1.00     4.41(d)
1996-ILA units..     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497       (0.0497)      1.00     5.06
1996-ILA Service
units...........     1.00     0.0474          --       0.0474       (0.0474)      1.00     4.80
1996-ILA B
units(b)........     1.00     0.0262          --       0.0262       (0.0262)      1.00     3.97(d)
1995-ILA units..     1.00     0.0566          --       0.0566       (0.0566)      1.00     5.79
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551       (0.0551)      1.00     5.63
1995-ILA Service
units...........     1.00     0.0522          --       0.0522       (0.0522)      1.00     5.37
1994-ILA units..     1.00     0.0394          --       0.0394       (0.0394)      1.00     4.07
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379       (0.0379)      1.00     3.91
1994-ILA Service
units...........     1.00     0.0365          --       0.0365       (0.0365)      1.00     3.66
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00     2.97
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00     2.82
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00     2.56
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00     3.75
1992-ILA
Administration
units...........     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00     3.60
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00     3.34
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00     6.10
1991-ILA
Administration
units...........     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00     5.94
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00     5.68
1990-ILA units..     1.00     0.0793          --       0.0793       (0.0793)      1.00     8.21
1990-ILA
Administration
units(c)........     1.00     0.0438          --       0.0438       (0.0438)      1.00     7.81(d)
1990-ILA Service
units(c)........     1.00     0.0425          --       0.0425       (0.0425)      1.00     7.56(d)
1989-ILA units..     1.00     0.0890          --       0.0890       (0.0890)      1.00     9.27
1988-ILA units..     1.00     0.0714          --       0.0714       (0.0714)      1.00     7.48
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
              ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.24%    $ 866,445      0.43%        5.23%
1997-ILA
Administration
units...........      0.57         5.11        28,110      0.58         5.10
1997-ILA Service
units...........      0.82         4.85        78,316      0.83         4.84
1997-ILA B
units...........      1.42         4.33         1,574      1.43         4.32
1997-ILA C
units(b)........      1.42(d)      4.39(d)      1,897      1.43(d)      4.38(d)
1996-ILA units..      0.41         5.11     1,154,787      0.43         5.09
1996-ILA
Administration
units...........      0.56         4.97        23,738      0.58         4.95
1996-ILA Service
units...........      0.81         4.74        84,707      0.83         4.72
1996-ILA B
units(b)........      1.41(d)      4.09(d)        346      1.43(d)      4.07(d)
1995-ILA units..      0.41         5.66     1,261,251      0.43         5.64
1995-ILA
Administration
units...........      0.56         5.51        63,018      0.58         5.49
1995-ILA Service
units...........      0.81         5.22       227,233      0.83         5.20
1994-ILA units..      0.40         3.94     1,963,846      0.42         3.92
1994-ILA
Administration
units...........      0.55         3.79       149,234      0.57         3.77
1994-ILA Service
units...........      0.80         3.65       170,453      0.82         3.63
1993-ILA units..      0.40         2.91     2,332,771      0.42         2.89
1993-ILA
Administration
units...........      0.55         2.75       189,431      0.57         2.73
1993-ILA Service
units...........      0.80         2.50       137,804      0.82         2.48
1992-ILA units..      0.40         3.64     3,444,591      0.42         3.62
1992-ILA
Administration
units...........      0.55         3.39       257,321      0.57         3.37
1992-ILA Service
units...........      0.80         3.11        22,044      0.82         3.09
1991-ILA units..      0.40         5.91     3,531,736      0.42         5.89
1991-ILA
Administration
units...........      0.55         5.68       198,417      0.57         5.66
1991-ILA Service
units...........      0.80         5.58        18,789      0.82         5.56
1990-ILA units..      0.38         7.93     2,833,541      0.38         7.93
1990-ILA
Administration
units(c)........      0.55(d)      7.62(d)    209,272      0.55(d)      7.62(d)
1990-ILA Service
units(c)........      0.80(d)      7.25(d)     19,039      0.80(d)      7.25(d)
1989-ILA units..      0.40         8.90     3,761,964      0.40         8.90
1988-ILA units..      0.40         7.14     3,799,628      0.40         7.14

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) ILA Class B and C unit activity commenced during May of 1996 and August of 1997, respectively.
(c) ILA Administration and Service unit activity commenced during June of 1990.
(d) Annualized.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0531          --      $0.0531     $(0.0531)     $1.00     5.43%
1997-ILA
Administration
units...........     1.00     0.0515          --       0.0515      (0.0515)      1.00     5.28
1997-ILA Service
units...........     1.00     0.0490          --       0.0490      (0.0490)      1.00     5.01
1996-ILA units..     1.00     0.0515      0.0001       0.0516      (0.0516)      1.00     5.27
1996-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0501)      1.00     5.12
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476      (0.0476)      1.00     4.86
1995-ILA units..     1.00     0.0571          --       0.0571      (0.0571)      1.00     5.85
1995-ILA
Administration
units...........     1.00     0.0555          --       0.0555      (0.0555)      1.00     5.69
1995-ILA Service
units...........     1.00     0.0529          --       0.0529      (0.0529)      1.00     5.43
1994-ILA units..     1.00     0.0401          --       0.0401      (0.0401)      1.00     4.13
1994-ILA
Administration
units...........     1.00     0.0388          --       0.0388      (0.0388)      1.00     3.98
1994-ILA Service
units...........     1.00     0.0364          --       0.0364      (0.0364)      1.00     3.72
1993-ILA units..     1.00     0.0296      0.0003       0.0299      (0.0299)      1.00     3.03
1993-ILA
Administration
units...........     1.00     0.0281      0.0003       0.0284      (0.0284)      1.00     2.88
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259      (0.0259)      1.00     2.62
1992-ILA units..     1.00     0.0368      0.0004       0.0372      (0.0372)      1.00     3.76
1992-ILA
Administration
units...........     1.00     0.0356      0.0004       0.0360      (0.0360)      1.00     3.61
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364      (0.0364)      1.00     3.35
1991-ILA units..     1.00     0.0591      0.0004       0.0595      (0.0595)      1.00     6.12
1991-ILA
Administration
units...........     1.00     0.0574      0.0004       0.0578      (0.0578)      1.00     5.96
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551      (0.0551)      1.00     5.70
1990-ILA units..     1.00     0.0793      0.0001       0.0794      (0.0794)      1.00     8.24
1990-ILA
Administration
units(c)........     1.00     0.0424      0.0001       0.0425      (0.0425)      1.00     7.86(b)
1990-ILA Service
units(c)........     1.00     0.0438          --       0.0438      (0.0438)      1.00     7.61(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886      (0.0886)      1.00     9.31
1988-ILA units..     1.00     0.0751          --       0.0751      (0.0751)      1.00     7.66
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..     1.00     0.0063          --       0.0063      (0.0063)      1.00     7.38(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                                                                    Ratio of net
                               Ratio of net    Net                   investment
                  Ratio of net  investment  assets at  Ratio of net  income to
                  expenses to   income to      end     expenses  to   average
                  average net  average net  of period  average net      net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.37%        5.31%    $  806,096     0.42%        5.26%
1997-ILA
Administration
units...........      0.52         5.15        307,480     0.57         5.10
1997-ILA Service
units...........      0.77         4.90         20,517     0.82         4.85
1996-ILA units..      0.36         5.15        703,097     0.43         5.08
1996-ILA
Administration
units...........      0.51         5.00        257,258     0.58         4.93
1996-ILA Service
units...........      0.76         4.75         28,845     0.83         4.68
1995-ILA units..      0.36         5.71        574,155     0.42         5.65
1995-ILA
Administration
units...........      0.51         5.55        164,422     0.57         5.49
1995-ILA Service
units...........      0.76         5.29         23,080     0.82         5.23
1994-ILA units..      0.35         4.01        559,470     0.43         3.93
1994-ILA
Administration
units...........      0.50         3.88        145,867     0.58         3.80
1994-ILA Service
units...........      0.75         3.61         21,862     0.83         3.53
1993-ILA units..      0.35         2.96        699,604     0.43         2.88
1993-ILA
Administration
units...........      0.50         2.81        150,452     0.58         2.73
1993-ILA Service
units...........      0.75         2.57         11,166     0.83         2.49
1992-ILA units..      0.35         3.68        884,571     0.43         3.60
1992-ILA
Administration
units...........      0.50         3.56        187,445     0.58         3.48
1992-ILA Service
units...........      0.75         3.58         15,114     0.83         3.50
1991-ILA units..      0.35         5.91      1,153,191     0.42         5.84
1991-ILA
Administration
units...........      0.50         5.74        210,330     0.57         5.67
1991-ILA Service
units...........      0.75         5.47         56,586     0.82         5.40
1990-ILA units..      0.35         7.93        924,141     0.40         7.88
1990-ILA
Administration
units(c)........      0.50(b)      7.63(b)     204,477     0.55(b)      7.58(b)
1990-ILA Service
units(c)........      0.75(b)      7.46(b)      38,128     0.80(b)      7.41(b)
1989-ILA units..      0.35         8.85      1,295,389     0.40         8.80
1988-ILA units..      0.27         7.51        701,105     0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..      0.15(b)      7.62(b)     183,633     0.40(b)      7.37(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                              Income from investment operations
                             -----------------------------------
                                            Net
                  Net assets              realized      Total                   Net asset
                   value at     Net       gain on    income from                value at
                  beginning  investment  investment  investment  Distributions     end      Total
                  of period    income   transactions operations  to unitholders of period return(a)
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00     $0.0516          --      $0.0516      $(0.0516)     $1.00     5.31%
1997-ILA
Administration
units...........     1.00      0.0499          --       0.0499       (0.0498)      1.00     5.15
1997-ILA Service
units...........     1.00      0.0478          --       0.0478       (0.0478)      1.00     4.89
1996-ILA units..     1.00      0.0504      0.0001       0.0505       (0.0504)      1.00     5.15
1996-ILA
Administration
units...........     1.00      0.0489      0.0001       0.0490       (0.0489)      1.00     4.99
1996-ILA Service
units...........     1.00      0.0463      0.0001       0.0464       (0.0463)      1.00     4.73
1995-ILA units..     1.00      0.0562      0.0002       0.0564       (0.0564)      1.00     5.77
1995-ILA
Administration
units...........     1.00      0.0549      0.0002       0.0551       (0.0551)      1.00     5.62
1995-ILA Service
units...........     1.00      0.0519      0.0002       0.0521       (0.0521)      1.00     5.35
1994-ILA units..     1.00      0.0378      0.0002       0.0380       (0.0380)      1.00     3.94
1994-ILA
Administration
units...........     1.00      0.0362      0.0002       0.0364       (0.0364)      1.00     3.79
1994-ILA Service
units...........     1.00      0.0350      0.0002       0.0352       (0.0352)      1.00     3.53
1993-ILA units..     1.00      0.0282      0.0008       0.0290       (0.0291)      1.00     2.94
1993-ILA
Administration
units...........     1.00      0.0267      0.0008       0.0275       (0.0276)      1.00     2.79
1993-ILA Service
units...........     1.00      0.0242      0.0006       0.0248       (0.0250)      1.00     2.53
1992-ILA units..     1.00      0.0338      0.0027       0.0365       (0.0364)      1.00     3.70
1992-ILA
Administration
units...........     1.00      0.0325      0.0027       0.0352       (0.0351)      1.00     3.55
1992-ILA Service
units...........     1.00      0.0309      0.0030       0.0339       (0.0336)      1.00     3.29
1991-ILA units..     1.00      0.0567      0.0011       0.0578       (0.0578)      1.00     5.91
1991-ILA
Administration
units...........     1.00      0.0545      0.0011       0.0556       (0.0556)      1.00     5.75
1991-ILA Service
units...........     1.00      0.0522      0.0011       0.0533       (0.0533)      1.00     5.49
1990-ILA units..     1.00      0.0779      0.0003       0.0782       (0.0782)      1.00     8.11
1990-ILA
Administration
units(c)........     1.00      0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)
1990-ILA Service
units(c)........     1.00      0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)
1989-ILA units..     1.00      0.0877      0.0001       0.0878       (0.0878)      1.00     9.15
1988-ILA units..     1.00      0.0716      0.0002       0.0718       (0.0718)      1.00     7.42
1987-ILA units..     1.00      0.0622      0.0001       0.0623       (0.0624)      1.00     6.43
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.16%      $460,457     0.42%        5.16%
1997-ILA
Administration
units...........      0.57         4.98         10,192     0.57         4.98
1997-ILA Service
units...........      0.82         4.78         83,799     0.82         4.78
1996-ILA units..      0.41         5.04        694,651     0.44         5.01
1996-ILA
Administration
units...........      0.56         4.89         36,055     0.59         4.86
1996-ILA Service
units...........      0.81         4.63         94,228     0.84         4.60
1995-ILA units..      0.41         5.62        570,469     0.43         5.60
1995-ILA
Administration
units...........      0.56         5.49         47,558     0.58         5.47
1995-ILA Service
units...........      0.81         5.19         85,401     0.83         5.17
1994-ILA units..      0.40         3.78        881,520     0.44         3.74
1994-ILA
Administration
units...........      0.55         3.62         95,483     0.59         3.58
1994-ILA Service
units...........      0.80         3.50        156,930     0.84         3.46
1993-ILA units..      0.40         2.82      1,315,378     0.43         2.79
1993-ILA
Administration
units...........      0.55         2.67        161,845     0.58         2.64
1993-ILA Service
units...........      0.80         2.42        101,272     0.83         2.39
1992-ILA units..      0.40         3.38      1,785,472     0.42         3.36
1992-ILA
Administration
units...........      0.55         3.25        461,542     0.57         3.23
1992-ILA Service
units...........      0.80         3.09         56,389     0.82         3.07
1991-ILA units..      0.40         5.67      2,103,627     0.43         5.64
1991-ILA
Administration
units...........      0.55         5.45        464,060     0.58         5.42
1991-ILA Service
units...........      0.80         5.22        200,176     0.83         5.19
1990-ILA units..      0.39         7.79      2,203,756     0.39         7.79
1990-ILA
Administration
units(c)........      0.55(b)      7.49(b)     296,313     0.55(b)      7.49(b)
1990-ILA Service
units(c)........      0.80(b)      7.15(b)     132,888     0.80(b)      7.15(b)
1989-ILA units..      0.40         8.77      2,268,330     0.40         8.77
1988-ILA units..      0.40         7.16      2,197,796     0.40         7.16
1987-ILA units..      0.40         6.22      2,243,870     0.40         6.22

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0514     $0.0001      $0.0515     $(0.0513)     $1.00     5.26%
1997-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0508)      1.00     5.10
1997-ILA Service
units...........     1.00     0.0474      0.0001       0.0475      (0.0478)      1.00     4.84
1996-ILA units..     1.00     0.0498      0.0002       0.0500      (0.0500)      1.00     5.11
1996-ILA
Administration
units...........     1.00     0.0483      0.0003       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460      (0.0460)      1.00     4.69
1995-ILA units..     1.00     0.0551      0.0007       0.0558      (0.0558)      1.00     5.73
1995-ILA
Administration
units...........     1.00     0.0537      0.0007       0.0544      (0.0544)      1.00     5.57
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518      (0.0518)      1.00     5.31
1994-ILA units..     1.00     0.0377          --       0.0377      (0.0377)      1.00     3.91
1994-ILA
Administration
units...........     1.00     0.0368          --       0.0368      (0.0368)      1.00     3.75
1994-ILA Service
units...........     1.00     0.0340          --       0.0340      (0.0340)      1.00     3.49
1993-ILA units..     1.00     0.0279      0.0006       0.0285      (0.0286)      1.00     2.89
1993-ILA
Administration
units...........     1.00     0.0264      0.0006       0.0270      (0.0270)      1.00     2.74
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245      (0.0246)      1.00     2.48
1992-ILA units..     1.00     0.0339      0.0025       0.0364      (0.0362)      1.00     3.65
1992-ILA
Administration
units...........     1.00     0.0320      0.0023       0.0343      (0.0343)      1.00     3.49
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318      (0.0318)      1.00     3.23
1991-ILA units..     1.00     0.0557      0.0018       0.0575      (0.0575)      1.00     5.90
1991-ILA
Administration
units...........     1.00     0.0540      0.0018       0.0558      (0.0558)      1.00     5.74
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533      (0.0533)      1.00     5.48
1990-ILA units..     1.00     0.0772      0.0002       0.0774      (0.0774)      1.00     8.05
1990-ILA
Administration
units(c)........     1.00     0.0413      0.0002       0.0415      (0.0415)      1.00     7.67(b)
1990-ILA Service
units(c)........     1.00     0.0417      0.0003       0.0420      (0.0421)      1.00     7.42(b)
1989-ILA units..     1.00     0.0864      0.0005       0.0869      (0.0869)      1.00     9.06
1988-ILA units..     1.00     0.0704      0.0004       0.0708      (0.0708)      1.00     7.30
1987-ILA units..     1.00     0.0617      0.0002       0.0619      (0.0619)      1.00     6.32
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.12%    $ 590,381      0.42%        5.12%
1997-ILA
Administration
units...........      0.57         4.99       124,159      0.57         4.99
1997-ILA Service
units...........      0.82         4.73       104,133      0.82         4.73
1996-ILA units..      0.41         4.98       574,734      0.43         4.96
1996-ILA
Administration
units...........      0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      0.81         4.59       123,483      0.83         4.57
1995-ILA units..      0.41         5.51       711,209      0.43         5.49
1995-ILA
Administration
units...........      0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      0.81         5.11       119,692      0.83         5.09
1994-ILA units..      0.40         3.77       713,816      0.44         3.73
1994-ILA
Administration
units...........      0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      0.80         3.40       108,972      0.84         3.35
1993-ILA units..      0.40         2.79       969,565      0.43         2.76
1993-ILA
Administration
units...........      0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      0.80         2.39       185,506      0.83         2.36
1992-ILA units..      0.40         3.39     1,328,036      0.43         3.36
1992-ILA
Administration
units...........      0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........      0.80         2.94       183,208      0.83         2.91
1991-ILA units..      0.40         5.57     1,709,321      0.43         5.54
1991-ILA
Administration
units...........      0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........      0.80         5.15       154,419      0.83         5.12
1990-ILA units..      0.39         7.72     1,816,991      0.39         7.72
1990-ILA
Administration
units(c)........      0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units(c)........      0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..      0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..      0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..      0.40         6.17     1,693,767      0.40         6.17

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
               ----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0502     $0.0001      $0.0503     $(0.0503)     $1.00     5.17%
1997-ILA
Administration
units...........     1.00     0.0488      0.0001       0.0489      (0.0489)      1.00     5.01
1997-ILA Service
units...........     1.00     0.0463      0.0001       0.0464      (0.0464)      1.00     4.75
1996-ILA units..     1.00     0.0496      0.0004       0.0500      (0.0500)      1.00     5.10
1996-ILA
Administration
units...........     1.00     0.0482      0.0004       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460      (0.0460)      1.00     4.68
1995-ILA units..     1.00     0.0550      0.0006       0.0556      (0.0556)      1.00     5.70
1995-ILA
Administration
units...........     1.00     0.0534      0.0007       0.0541      (0.0540)      1.00     5.54
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505      (0.0505)      1.00     5.28
1994-ILA units..     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     4.01
1994-ILA
Administration
units...........     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     3.85
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372      (0.0372)      1.00     3.59
1993-ILA units..     1.00     0.0288      0.0006       0.0294      (0.0294)      1.00     2.98
1993-ILA
Administration
units...........     1.00     0.0273      0.0006       0.0279      (0.0279)      1.00     2.83
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254      (0.0254)      1.00     2.57
1992-ILA units..     1.00     0.0338      0.0012       0.0350      (0.0350)      1.00     3.54
1992-ILA
Administration
units...........     1.00     0.0326      0.0012       0.0338      (0.0338)      1.00     3.38
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286      (0.0286)      1.00     3.13
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0486      0.0013       0.0499      (0.0499)      1.00     5.75(b)
1991-ILA
Administration
units (c).......     1.00     0.0210      0.0010       0.0220      (0.0220)      1.00     5.21(b)
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482      (0.0482)      1.00     5.33(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
               ----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.22%        5.02%     $330,241      0.42%        4.82%
1997-ILA
Administration
units...........      0.37         4.88        98,667      0.57         4.68
1997-ILA Service
units...........      0.62         4.63       295,404      0.82         4.43
1996-ILA units..      0.21         4.96       708,999      0.43         4.74
1996-ILA
Administration
units...........      0.36         4.82       137,706      0.58         4.60
1996-ILA Service
units...........      0.61         4.56       383,901      0.83         4.34
1995-ILA units..      0.21         5.50       586,294      0.44         5.27
1995-ILA
Administration
units...........      0.36         5.34        68,713      0.59         5.11
1995-ILA Service
units...........      0.61         5.00       123,254      0.84         4.77
1994-ILA units..      0.20         3.96       547,351      0.43         3.73
1994-ILA
Administration
units...........      0.35         3.97        64,388      0.58         3.74
1994-ILA Service
units...........      0.60         3.72        74,451      0.83         3.49
1993-ILA units..      0.20         2.88       456,411      0.44         2.64
1993-ILA
Administration
units...........      0.35         2.73        26,553      0.59         2.49
1993-ILA Service
units...........      0.60         2.48        34,014      0.84         2.24
1992-ILA units..      0.18         3.38       422,506      0.45         3.11
1992-ILA
Administration
units...........      0.33         3.26         6,915      0.60         2.99
1992-ILA Service
units...........      0.58         2.75        29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      5.28(b)    424,436      0.45(b)      4.93(b)
1991-ILA
Administration
units (c).......      0.25(b)      4.77(b)     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......      0.50(b)      5.13(b)      9,430      0.85(b)      4.78(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during July and January of 1991, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0526        --        $0.0526     $(0.0526)     $1.00     5.40%
1997-ILA
Administration
units...........     1.00     0.0511        --         0.0511      (0.0511)      1.00     5.24
1997-ILA Service
units...........     1.00     0.0483        --         0.0483      (0.0483)      1.00     4.98
1996-ILA units..     1.00     0.0513        --         0.0513      (0.0513)      1.00     5.24
1996-ILA
Administration
units...........     1.00     0.0498        --         0.0498      (0.0498)      1.00     5.09
1996-ILA Service
units...........     1.00     0.0473        --         0.0473      (0.0473)      1.00     4.83
1995-ILA units..     1.00     0.0569        --         0.0569      (0.0569)      1.00     5.83
1995-ILA
Administration
units...........     1.00     0.0550        --         0.0550      (0.0550)      1.00     5.67
1995-ILA Service
units...........     1.00     0.0522        --         0.0522      (0.0522)      1.00     5.41
1994-ILA units..     1.00     0.0407        --         0.0407      (0.0407)      1.00     4.11
1994-ILA
Administration
units...........     1.00     0.0388        --         0.0388      (0.0388)      1.00     3.95
1994-ILA Service
units...........     1.00     0.0392        --         0.0392      (0.0392)      1.00     3.69
1993-ILA units..     1.00     0.0296        --         0.0296      (0.0296)      1.00     3.00
1993-ILA
Administration
units...........     1.00     0.0281        --         0.0281      (0.0281)      1.00     2.84
1993-ILA Service
units (c).......     1.00     0.0157        --         0.0157      (0.0157)      1.00     2.56(b)
1992-ILA units..     1.00     0.0358        --         0.0358      (0.0358)      1.00     3.61
1992-ILA
Administration
units...........     1.00     0.0340        --         0.0340      (0.0340)      1.00     3.46
1991-ILA units..     1.00     0.0576        --         0.0576      (0.0576)      1.00     5.94
1991-ILA
Administration
units...........     1.00     0.0542        --         0.0542      (0.0542)      1.00     5.78
1991-ILA Service
units (c).......     1.00     0.0196        --         0.0196      (0.0196)      1.00     5.55(b)
1990-ILA units..     1.00     0.0772        --         0.0772      (0.0772)      1.00     8.06
1990-ILA
Administration
units (d).......     1.00     0.0205        --         0.0205      (0.0205)      1.00     7.39(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..     1.00     0.0516        --         0.0516      (0.0516)      1.00     7.62(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.27%        5.26%    $2,050,559     0.41%        5.12%
1997-ILA
Administration
units...........      0.42         5.11        530,001     0.56         4.97
1997-ILA Service
units...........      0.67         4.83         34,540     0.81         4.69
1996-ILA units..      0.26         5.13      2,303,677     0.43         4.96
1996-ILA
Administration
units...........      0.41         4.98        794,537     0.58         4.81
1996-ILA Service
units...........      0.66         4.73        192,416     0.83         4.56
1995-ILA units..      0.26         5.69      1,731,935     0.42         5.53
1995-ILA
Administration
units...........      0.41         5.50        516,917     0.57         5.34
1995-ILA Service
units...........      0.66         5.22        102,576     0.82         5.06
1994-ILA units..      0.25         4.07      1,625,567     0.42         3.90
1994-ILA
Administration
units...........      0.40         3.88        329,896     0.57         3.71
1994-ILA Service
units...........      0.65         3.92         15,539     0.82         3.75
1993-ILA units..      0.25         2.96      1,430,292     0.42         2.79
1993-ILA
Administration
units...........      0.40         2.81        362,401     0.57         2.64
1993-ILA Service
units (c).......      0.65(b)      2.54(b)       1,425     0.82(b)      2.37(b)
1992-ILA units..      0.25         3.58      1,600,989     0.42         3.41
1992-ILA
Administration
units...........      0.40         3.40        312,792     0.57         3.23
1991-ILA units..      0.25         5.76      1,656,232     0.42         5.59
1991-ILA
Administration
units...........      0.40         5.42        291,810     0.57         5.25
1991-ILA Service
units (c).......      0.65(b)      5.56(b)          --     0.82(b)      5.39(b)
1990-ILA units..      0.25         7.72      1,368,765     0.40         7.57
1990-ILA
Administration
units (d).......      0.40(b)      7.25(b)      90,748     0.55(b)      7.10(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..      0.19(b)      8.41(b)     455,230     0.40(b)      8.20(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c) ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.
(d) ILA Administration unit activity commenced during September of 1990.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0333           --      $0.0333      $(0.0333)     $1.00     3.39%
1997-ILA
Administration
units...........     1.00     0.0316           --       0.0316       (0.0316)      1.00     3.23
1997-ILA Service
units...........     1.00     0.0297           --       0.0297       (0.0297)      1.00     2.97
1996-ILA units..     1.00     0.0320           --       0.0320       (0.0320)      1.00     3.25
1996-ILA
Administration
units...........     1.00     0.0306           --       0.0306       (0.0306)      1.00     3.09
1996-ILA Service
units...........     1.00     0.0279           --       0.0279       (0.0279)      1.00     2.84
1995-ILA units..     1.00     0.0365           --       0.0365       (0.0365)      1.00     3.72
1995-ILA
Administration
units...........     1.00     0.0351           --       0.0351       (0.0352)      1.00     3.57
1995-ILA Service
units...........     1.00     0.0324           --       0.0324       (0.0325)      1.00     3.31
1994-ILA units..     1.00     0.0264           --       0.0264       (0.0264)      1.00     2.71
1994-ILA
Administration
units...........     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.55
1994-ILA Service
units...........     1.00     0.0220           --       0.0220       (0.0220)      1.00     2.30
1993-ILA units..     1.00     0.0222           --       0.0222       (0.0222)      1.00     2.25
1993-ILA
Administration
units...........     1.00     0.0207           --       0.0207       (0.0207)      1.00     2.09
1993-ILA Service
units...........     1.00     0.0183           --       0.0183       (0.0183)      1.00     1.84
1992-ILA units..     1.00     0.0277           --       0.0277       (0.0277)      1.00     2.82
1992-ILA
Administration
units...........     1.00     0.0266           --       0.0266       (0.0266)      1.00     2.67
1992-ILA Service
units...........     1.00     0.0243           --       0.0243       (0.0243)      1.00     2.41
1991-ILA units..     1.00     0.0424           --       0.0424       (0.0424)      1.00     4.33
1991-ILA
Administration
units...........     1.00     0.0406           --       0.0406       (0.0406)      1.00     4.17
1991-ILA Service
units...........     1.00     0.0386           --       0.0386       (0.0386)      1.00     3.91
1990-ILA units..     1.00     0.0550      (0.0001)      0.0549       (0.0549)      1.00     5.64
1990-ILA
Administration
units (c).......     1.00     0.0301           --       0.0301       (0.0300)      1.00     5.43(b)
1990-ILA Service
units (c).......     1.00     0.0259           --       0.0259       (0.0259)      1.00     5.17(b)
1989-ILA units..     1.00     0.0591      (0.0001)      0.0590       (0.0590)      1.00     6.07
1988-ILA units..     1.00     0.0487       0.0003       0.0490       (0.0490)      1.00     5.03
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.32%        3.33%    $1,479,486     0.41%        3.24%
1997-ILA
Administration
units...........      0.47         3.16         27,967     0.56         3.07
1997-ILA Service
units...........      0.72         2.97         30,513     0.81         2.88
1996-ILA units..      0.31         3.20      1,514,443     0.41         3.10
1996-ILA
Administration
units...........      0.46         3.06         59,097     0.56         2.96
1996-ILA Service
units...........      0.71         2.79         28,921     0.81         2.69
1995-ILA units..      0.31         3.65      1,342,585     0.42         3.54
1995-ILA
Administration
units...........      0.46         3.51         48,773     0.57         3.40
1995-ILA Service
units...........      0.71         3.24         49,647     0.82         3.13
1994-ILA units..      0.30         2.64      1,434,965     0.41         2.53
1994-ILA
Administration
units...........      0.45         2.50         97,778     0.56         2.39
1994-ILA Service
units...........      0.70         2.20         36,492     0.81         2.09
1993-ILA units..      0.30         2.22      1,769,477     0.41         2.11
1993-ILA
Administration
units...........      0.45         2.08         99,896     0.56         1.97
1993-ILA Service
units...........      0.70         1.83         45,172     0.81         1.72
1992-ILA units..      0.30         2.77      1,333,925     0.42         2.65
1992-ILA
Administration
units...........      0.45         2.66         50,225     0.57         2.54
1992-ILA Service
units...........      0.70         2.43         29,534     0.82         2.31
1991-ILA units..      0.32         4.24      1,044,986     0.42         4.14
1991-ILA
Administration
units...........      0.47         4.06         37,567     0.57         3.96
1991-ILA Service
units...........      0.72         3.86         52,399     0.82         3.76
1990-ILA units..      0.40         5.50        603,895     0.40         5.50
1990-ILA
Administration
units (c).......      0.55(b)      5.40(b)      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      0.80(b)      5.16(b)      56,810     0.80(b)      5.16(b)
1989-ILA units..      0.40         5.91        688,556     0.40         5.91
1988-ILA units..      0.40         4.87        907,782     0.40         4.87

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0310           --      $0.0310      $(0.0310)     $1.00     3.15%
1997-ILA
Administration
units...........     1.00     0.0298           --       0.0298       (0.0301)      1.00     3.00
1997-ILA Service
units (d).......     1.00     0.0085           --       0.0085       (0.0080)      1.00     2.87(b)
1996-ILA units..     1.00     0.0299           --       0.0299       (0.0299)      1.00     3.03
1996-ILA
Administration
units...........     1.00     0.0284           --       0.0284       (0.0284)      1.00     2.88
1995-ILA units..     1.00     0.0349           --       0.0349       (0.0350)      1.00     3.55
1995-ILA
Administration
units...........     1.00     0.0332           --       0.0332       (0.0332)      1.00     3.40
1994-ILA units..     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.53
1994-ILA
Administration
units...........     1.00     0.0233           --       0.0233       (0.0233)      1.00     2.37
1993-ILA units..     1.00     0.0206           --       0.0206       (0.0206)      1.00     2.09
1993-ILA
Administration
units...........     1.00     0.0191           --       0.0191       (0.0191)      1.00     1.93
1993-ILA Service
units...........     1.00     0.0166           --       0.0166       (0.0166)      1.00     1.68
1992-ILA units..     1.00     0.0256      (0.0001)      0.0255       (0.0256)      1.00     2.62
1992-ILA
Administration
units...........     1.00     0.0235      (0.0002)      0.0233       (0.0235)      1.00     2.47
1992-ILA Service
units (c).......     1.00     0.0081           --       0.0081       (0.0081)      1.00     1.99(b)
1991-ILA units..     1.00     0.0388           --       0.0388       (0.0388)      1.00     3.92
1991-ILA
Administration
units...........     1.00     0.0376           --       0.0376       (0.0376)      1.00     3.80
1990-ILA units..     1.00     0.0511      (0.0001)      0.0510       (0.0511)      1.00     5.24
1990-ILA
Administration
units (c).......     1.00     0.0042           --       0.0042       (0.0042)      1.00     5.14(b)
1989-ILA units..     1.00     0.0573      (0.0001)      0.0572       (0.0572)      1.00     5.93
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..     1.00     0.0139           --       0.0139       (0.0139)      1.00     5.81(b)
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        3.10%     $591,003      0.42%        3.10%
1997-ILA
Administration
units...........      0.57         2.98           360      0.57         2.98
1997-ILA Service
units (d).......      0.82(b)      2.90(b)          2      0.82(b)      2.90(b)
1996-ILA units..      0.41         2.99       440,476      0.42         2.98
1996-ILA
Administration
units...........      0.56         2.84           142      0.57         2.83
1995-ILA units..      0.41         3.49       346,728      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32            61      0.56         3.32
1994-ILA units..      0.40         2.50       227,399      0.41         2.49
1994-ILA
Administration
units...........      0.55         2.33           790      0.56         2.32
1993-ILA units..      0.40         2.06       229,839      0.44         2.02
1993-ILA
Administration
units...........      0.55         1.91         1,425      0.59         1.87
1993-ILA Service
units...........      0.76         1.66            --      0.84         1.54
1992-ILA units..      0.40         2.56       161,868      0.47         2.49
1992-ILA
Administration
units...........      0.55         2.35            31      0.62         2.28
1992-ILA Service
units (c).......      0.80(b)      2.03(b)          3      0.87(b)      1.96(b)
1991-ILA units..      0.40         3.88       102,494      0.47         3.81
1991-ILA
Administration
units...........      0.55         3.76            13      0.62         3.69
1990-ILA units..      0.40         5.11       106,972      0.40         5.11
1990-ILA
Administration
units (c).......      0.55(b)      5.33(b)         68      0.55(b)      5.33(b)
1989-ILA units..      0.40         5.73       112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..      0.24(b)      5.74(b)     41,028      0.38(b)      5.60(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1994, 1995 and 1996.
(d) ILA Service unit activity re-commenced during September of 1997.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0325           --      $0.0325      $(0.0325)     $1.00     3.29%
1997-ILA
Administration
units...........     1.00     0.0310           --       0.0310       (0.0310)      1.00     3.14
1997-ILA Service
units(c)........     1.00     0.0089           --       0.0089       (0.0089)      1.00     3.02(b)
1996-ILA units..     1.00     0.0301           --       0.0301       (0.0301)      1.00     3.05
1996-ILA
Administration
units...........     1.00     0.0288           --       0.0288       (0.0288)      1.00     2.90
1995-ILA units..     1.00     0.0344           --       0.0344       (0.0344)      1.00     3.51
1995-ILA
Administration
units...........     1.00     0.0328           --       0.0328       (0.0328)      1.00     3.35
1994-ILA units..     1.00     0.0262           --       0.0262       (0.0262)      1.00     2.56
1994-ILA
Administration
units...........     1.00     0.0247           --       0.0247       (0.0247)      1.00     2.41
1993-ILA units..     1.00     0.0221           --       0.0221       (0.0221)      1.00     2.21
1993-ILA
Administration
units...........     1.00     0.0205           --       0.0205       (0.0205)      1.00     2.05
1992-ILA units..     1.00     0.0265           --       0.0265       (0.0265)      1.00     2.71
1992-ILA
Administration
units...........     1.00     0.0253           --       0.0253       (0.0253)      1.00     2.55
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0347      (0.0002)      0.0345       (0.0347)      1.00     4.02(b)
1991-ILA
Administration
units (c).......     1.00     0.0330           --       0.0330       (0.0330)      1.00     3.87(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net       Ratio of   Ratio of net
                  Ratio of net  investment  assets at      net       investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.33%        3.24%     $102,887      0.43%        3.14%
1997-ILA
Administration
units...........      0.48         3.09        31,993      0.58         2.99
1997-ILA Service
units(c)........      0.73(b)      3.04(b)          2      0.83(b)      2.94(b)
1996-ILA units..      0.32         3.01        70,175      0.43         2.90
1996-ILA
Administration
units...........      0.47         2.88        44,319      0.58         2.77
1995-ILA units..      0.30         3.44        90,537      0.44         3.30
1995-ILA
Administration
units...........      0.45         3.28        26,724      0.59         3.14
1994-ILA units..      0.24         2.62        84,517      0.47         2.39
1994-ILA
Administration
units...........      0.39         2.47        38,970      0.62         2.24
1993-ILA units..      0.10         2.21        48,367      0.51         1.80
1993-ILA
Administration
units...........      0.25         2.05        20,306      0.66         1.64
1992-ILA units..      0.10         2.65        16,844      0.57         2.18
1992-ILA
Administration
units...........      0.25         2.53        14,641      0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      3.96(b)     11,070      0.76(b)      3.30(b)
1991-ILA
Administration
units (c).......      0.25(b)      3.90(b)     19,198      0.91(b)      3.24(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during February of 1991 and September of 1997, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
---------------------------------------  ---------------------------------------
To the Unitholders and Board of Trustees of the Goldman Sachs Trust-- Institutional Liquid Assets:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Trust--Institutional Liquid Assets (a Delaware business trust comprising the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios), including the statements of investments as of December 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Trust-- Institutional Liquid Assets as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
February 12, 1998

               VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

  The proposals described below were submitted to a vote of unitholders of Goldman Sachs Institutional Liquid Assets Portfolios (the "Trust") at a Special Meeting of Unitholders held on April 1, 1997 and reconvened on April 24, 1997 (the "Meeting"):

--------------------------------------------------------------------------------
PROPOSAL NO. 1--ELECTION OF TRUSTEES:

--------------------------------------------------------------------------------
  At the Meeting, Ashok Bakhru, David B. Ford, Douglas Grip, John McNulty, Mary McPherson, Richard Strubel, Alan Shuch, Jackson Smart and William Springer were elected to the Trust's Board of Trustees. In electing trustees, the Trust's unitholders voted as follows:(/1/)

  DIRECTOR                 FOR         AGAINST     ABSTAIN     BROKER NON-VOTES
  --------          ------------------ ------- --------------- ----------------
Ashok Bakhru....... 13,198,134,650.489     0   317,290,085.860         0
David B. Ford...... 13,196,882,310.419     0   318,542,425.630         0
Douglas Grip....... 13,198,421,139.119     0   317,003,596.930         0
John McNulty....... 13,192,692,508.499     0   322,752,227.550         0
Mary McPherson..... 13,198,375,102.859     0   317,049,663.190         0
Alan Shuch......... 13,196,888,161.369     0   318,536,574.680         0
Jackson Smart...... 13,186,250,475.539     0   329,174,260.510         0
William Springer... 13,186,378,105.759     0   329,046,630.290         0
Richard Strubel.... 13,198,268,677.579     0   317,155,058.470         0

--------------------------------------------------------------------------------
PROPOSAL NO. 2--RATIFICATION OF THE SELECTION OF ARTHUR ANDERSEN LLP AS THE
              COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER, 31, 1997:

--------------------------------------------------------------------------------

  At the Meeting, the Trust's unitholders approved Proposal No. 2 as follows:(/1/)

       FOR                AGAINST               ABSTAIN           BROKER NON-VOTES
       ---             --------------       ---------------       ----------------
12,740,448,563.959     86,008,900.390       688,967,266.700               0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(B)--APPROVAL OF AN AMENDMENT TO THE TRUST'S DECLARATION OF TRUST
                TO PERMIT INVESTMENT OF EACH FUND'S ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the Trust's unitholders approved Proposal No. 4(B) as follows:(/1/)

       FOR                 AGAINST               ABSTAIN           BROKER NON-VOTES
       ---             ---------------       ---------------       ----------------
11,979,828,027.249     666,114,085.840       869,482,622.960               0

--------------------------------------------------------------------------------
PROPOSAL NO. 3--APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PURSUANT TO
              WHICH EACH PORTFOLIO OF THE TRUST WILL BE REORGANIZED AS A SERIES OF THE GOLDMAN SACHS TRUST, A DELAWARE BUSINESS TRUST:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each of the Trust's portfolios (each, a "Fund" and collectively, the "Funds") approved Proposal No. 3 as follows:

  FUND                           FOR            AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- --------------- --------------- ----------------
Prime Obligations.......    712,565,921.869     242,943.290  25,505,695.170         0
Money Market............    516,823,831.590   6,970,819.070  24,410,496.820         0
Government..............    334,703,511.900 123,461,589.610   1,839,434.100         0
Treasury Obligations....    468,748,245.020      52,349.040  42,433,478.980         0
Treasury Instruments....    651,998,108.070  65,348,426.590   5,827,507.150         0
Federal.................  1,726,207,313.730   7,203,981.770  54,770,148.540         0
Tax-Exempt Diversified..    668,379,114.130  16,024,005.530 109,560,527.870         0
Tax-Exempt California...    208,489,888.900       5,523.230  14,115,586.820         0
Tax-Exempt New York.....     55,095,994.960     195,516.090   7,800,334.690         0

--------------------------------------------------------------------------------
PROPOSAL NO. 4--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL INVESTMENT
              RESTRICTIONS TO PERMIT EACH FUND TO INVEST SUBSTANTIALLY ALL OF ITS ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 4 as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    647,870,547.009 59,650,745.650  30,793,267.670         0
Money Market............    511,963,094.500 10,565,134.560  25,676,918.420         0
Government..............    400,141,597.240 58,041,127.440   1,821,810.930         0
Treasury Obligations....    436,391,496.290  5,008,378.970  69,834,197.780         0
Treasury Instruments....    651,998,108.070 65,348,426.590   5,827,507.150         0
Federal.................  1,722,092,130.160 15,994,193.540  50,095,120.340         0
Tax-Exempt Diversified..    660,773,671.500 23,733,454.350 109,456,521.680         0
Tax-Exempt California...    203,615,442.560  4,607,172.950  14,388,383.440         0
Tax-Exempt New York.....     54,956,961.700    575,338.300   7,559,545.740         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(A)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO ISSUER DIVERSIFICATION:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(A) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    663,362,748.369 44,081,414.130  30,870,397.830         0
Money Market............    514,239,550.690  9,059,065.940  24,906,530.850         0
Government..............    389,415,820.100 68,527,347.690   2,061,367.820         0
Treasury Obligations....    463,827,823.350  5,008,378.970  42,397,870.720         0
Treasury Instruments....    665,723,563.120 51,622,971.540   5,827,507.150         0
Federal.................  1,728,433,466.310  9,475,231.770  50,272,745.960         0
Tax-Exempt Diversified..    667,406,339.950 16,862,490.800 109,694,816.780         0
Tax-Exempt California...    208,174,431.280  1,076,891.910  13,359,675.760         0
Tax-Exempt New York.....     55,150,009.260              0   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(B)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO BORROWING, MARGIN PURCHASES AND PLEDGING ASSETS:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(B) as follows:

  FUND                           FOR            AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- --------------- --------------- ----------------
Prime Obligations.......    651,887,355.399  55,504,550.190  30,922,654.740         0
Money Market............    492,734,444.380   9,700,670.670  45,770,032.430         0
Government..............    322,830,104.650  69,348,909.140  67,825,521.820         0
Treasury Obligations....    463,621,255.690   5,214,946.630  42,397,870.720         0
Treasury Instruments....    613,391,610.620 109,262,637.520     519,793.670         0
Federal.................  1,688,341,705.150  34,314,305.930  65,525,432.960         0
Tax-Exempt Diversified..    595,302,477.970  88,094,689.320 110,566,480.240         0
Tax-Exempt California...    205,716,433.050   2,873,454.090  14,021,111.810         0
Tax-Exempt New York.....     55,056,709.090      93,300.170   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(C)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO UNDERWRITING:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(C) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    663,326,119.079 44,063,126.200  30,925,315.050         0
Money Market............    508,616,005.340  9,059,065.940  30,530,076.200         0
Government..............    323,233,872.990 68,824,654.510  67,946,008.110         0
Treasury Obligations....    468,060,179.510    606,867.450  42,567,026.080         0
Treasury Instruments....    632,424,779.150 51,622,971.540  39,126,291.120         0
Federal.................  1,721,111,336.850  5,645,294.300  61,424,812.890         0
Tax-Exempt Diversified..    661,349,711.030 22,401,707.950 110,212,228.550         0
Tax-Exempt California...    206,245,319.340  1,015,093.840  15,350,585.770         0
Tax-Exempt New York.....     55,150,009.260              0   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(D)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT
                RESTRICTIONS RELATING TO INVESTMENTS IN REAL ESTATE, OIL AND
                                GAS:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(D) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    640,385,552.729 66,995,565.360  30,933,442.240         0
Money Market............    508,443,121.040  9,243,481.870  30,518,544.570         0
Government..............    322,664,193.140 69,164,900.990  68,175,441.480         0
Treasury Obligations....    436,391,496.290 32,275,550.670  42,567,026.080         0
Treasury Instruments....    623,254,542.890 56,930,685.020  42,988,813.900         0
Federal.................  1,697,204,506.430 29,337,113.840  61,639,823.770         0
Tax-Exempt Diversified..    659,879,346.410 23,873,811.490 110,210,489.630         0
Tax-Exempt California...    206,410,527.450  1,675,179.170  14,525,292.330         0
Tax-Exempt New York.....     53,382,698.610  1,767,310.650   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(E)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO INVESTMENTS IN COMMODITIES:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(E) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    662,306,969.869 45,127,069.290  30,880,521.170         0
Money Market............    486,910,529.510 31,086,343.760  30,208,274.210         0
Government..............    322,759,975.990 69,323,646.950  67,920,912.670         0
Treasury Obligations....    436,560,651.650 32,275,550.670  42,397,870.720         0
Treasury Instruments....    623,254,542.890 51,622,971.540  48,296,527.380         0
Federal.................  1,712,077,298.400 14,464,321.870  61,639,823.770         0
Tax-Exempt Diversified..    664,706,879.770 18,456,351.640 110,800,416.120         0
Tax-Exempt California...    206,291,830.450  3,022,235.750  13,296,932.750         0
Tax-Exempt New York.....     55,056,709.090     93,300.170   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(F)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO THE ISSUANCE OF SENIOR
                SECURITIES:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(F) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    666,760,538.409 40,610,456.340  30,943,565.580         0
Money Market............    508,256,805.590  9,647,467.020  30,300,874.870         0
Government..............    319,497,687.690 68,601,458.610  71,905,389.310         0
Treasury Obligations....    464,244,863.920  4,591,338.400  42,397,870.720         0
Treasury Instruments....    636,979,997.940 51,622,971.540  34,571,072.330         0
Federal.................  1,655,884,823.010 54,542,671.620  77,753,949.410         0
Tax-Exempt Diversified..    661,636,399.680 22,134,203.520 110,193,044.330         0
Tax-Exempt California...    207,652,033.350  1,157,408.330  13,801,557.270         0
Tax-Exempt New York.....     55,150,009.260              0   7,941,836.480         0

--------------------------------------------------------------------------------

PROPOSAL NO. 5(G)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
              INVESTMENT
                RESTRICTIONS RELATING TO SHORT SALES OF SECURITIES:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(G) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    633,661,812.479 73,785,010.330  30,867,737.520         0
Money Market............    470,662,407.590 30,994,535.020  46,548,204.870         0
Government..............    318,784,978.900 69,397,554.330  71,822,002.380         0
Treasury Obligations....    436,184,928.630 32,651,273.690  42,397,870.720         0
Treasury Instruments....    665,723,563.120 51,622,971.540   5,827,507.150         0
Federal.................  1,640,265,983.120 64,442,160.340  83,473,300.580         0
Tax-Exempt Diversified..    600,755,583.190 82,493,105.650 110,714,958.690         0
Tax-Exempt California...    205,507,408.730  3,302,032.950  13,801,557.270         0
Tax-Exempt New York.....     53,465,471.480  1,684,537.780   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(H)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
              INVESTMENT
                RESTRICTIONS RELATING TO INVESTMENTS IN OPTIONS:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(H) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    665,972,905.509 41,473,917.300  30,867,737.520         0
Money Market............    486,107,497.980 30,982,828.190  31,114,821.310         0
Government..............    318,888,036.380 69,035,878.400  72,080,620.830         0
Treasury Obligations....    436,560,651.650 32,275,550.670  42,397,870.720         0
Treasury Instruments....    665,723,563.120 51,622,971.540   5,827,507.150         0
Federal.................  1,654,139,453.480 55,955,350.840  78,086,639.720         0
Tax-Exempt Diversified..    650,093,862.920 33,129,570.460 110,740,214.150         0
Tax-Exempt California...    204,847,324.400  3,962,117.280  13,801,557.270         0
Tax-Exempt New York.....     53,382,698.610  1,767,310.650   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(I)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO EXERCISE CONTROL:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(I) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    641,214,201.709 66,222,497.760  30,877,860.860         0
Money Market............    507,763,441.520  9,326,123.520  31,115,582.440         0
Government..............    319,387,893.800 68,568,127.330  72,048,514.480         0
Treasury Obligations....    464,244,863.920  4,591,338.400  42,397,870.720         0
Treasury Instruments....    651,998,108.070 65,348,426.590   5,827,507.150         0
Federal.................  1,702,540,158.730  7,894,110.110  77,747,175.200         0
Tax-Exempt Diversified..    661,147,907.340 22,893,587.050 109,922,153.140         0
Tax-Exempt California...    206,410,855.230  2,331,265.150  13,868,878.570         0
Tax-Exempt New York.....     53,465,471.480  1,684,537.780   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 6--APPROVAL OF A CHANGE IN THE FUNDAMENTAL INVESTMENT POLICIES OF
              THE TAX-EXEMPT DIVERSIFIED, TAX-EXEMPT CALIFORNIA AND TAX-EXEMPT NEW YORK PORTFOLIOS:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 6 as follows:

  FUND                          FOR          AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    --------------- -------------- --------------- ----------------
Tax-Exempt Diversified..  667,228,981.130 16,402,187.130 110,332,479.270         0
Tax-Exempt California...  209,206,940.510              0  13,404,058.440         0
Tax-Exempt New York.....   53,696,767.540    139,033.260   9,256,044.940         0

(1) The voting results for proposal No. 1, 2 and 4(B) reflect the vote of the unitholders of the Trust and the unitholders of Goldman Sachs Financial Square Funds.

--------------------------------------------------------------------------------
--------------------------------------  --------------------------------------
                      (THIS PAGE INTENTIONALLY LEFT BLANK)
                                        --------------------------------------
--------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust--Money Market Funds, Institutional Liquid Assets Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan. A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent

                                                                    Goldman
                                                                    Sachs
                              Goldman Sachs Funds
                        One New York Plaza, 41st Floor
                              New York, NY 10004

Goldman Sachs Trust

FINANCIAL SQUARE FUNDS

               . Prime Obligations Fund

               . Money Market Fund

               . Premium Money Market Fund

               . Treasury Obligations Fund

               . Treasury Instruments fund

               . Government Fund

               . Federal Fund

               . Tax-Free Money Market Fund


                                                                   Goldman
                                                                   Sachs

ANNUAL REPORT
December 31, 1997

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------  --------------------------------
DEAR SHAREHOLDERS:

  We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Financial Square Funds in 1997. It was another strong year for the funds, as all of them--with the exception of three new Financial Square Funds, which do not yet possess 12-month performance return information (see new fund information below)-- outperformed their respective IBC Financial Data, Inc. averages. Assets in the Financial Square Funds totaled $19.3 billion as of December 31, 1997.

THREE NEW FINANCIAL SQUARE FUNDS AVAILABLE
  We are pleased to inform you that three new Financial Square Funds became available during the fiscal year. Each fund's objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high-quality money market instruments.

 .FINANCIAL SQUARE FEDERAL FUND
 Investment Strategy: In seeking to achieve its objective, the fund invests in U.S. Government securities and U.S. Treasury securities. The fund does not invest in repurchase agreements.
 AAAm Rating: The fund is rated AAAm by Standard & Poor's Ratings Group, and appears on the National Association of Insurance Commissioners Approved List of Class I Money Market Funds.

 .FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
 Investment Strategy: In seeking to achieve its objective, the fund invests in securities issued or guaranteed by the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government, the interest from which is typically exempt from most state income taxes. The fund does not invest in repurchase agreements.
 AAAm Rating: The fund is rated AAAm by Standard & Poor's Ratings Group, and Aaa by Moody's Investor Services, Inc., and appears on the National Association of Insurance Commissioners Approved List of Exempt Money Market Funds.

 .FINANCIAL SQUARE PREMIUM MONEY MARKET FUND
 Investment Strategy: In seeking to achieve its objective, the fund intends to invest only in securities that are rated in the highest category for short-term debt obligations by the requisite number of nationally recognized statistical rating organizations. The fund can also invest in securities which are unrated, but only if they are deemed to be of comparable quality by the fund's Trustees.
 AAAm Rating: The fund is rated AAAm by Standard & Poor's Ratings Group and Aaa by Moody's Investors Services, Inc., and appears on the National Association of Insurance Commissioners Approved List of Class I Money Market Funds.

1997 IN REVIEW
  Over the first quarter, the U.S. economy demonstrated significant strength, with no sign of slowing. Employment data pointed to continued growth as unemployment rates dropped, average hourly earnings rose and real consumer spending surged. In March, in a show of concern over the pace of economic growth, the Federal Reserve Board chose to raise short-term rates by 25 basis points. When all was said and done, first quarter's real gross domestic product
(GDP) posted a robust 4.9% increase--although this was attributed to an increase in inventories, typically a precursor of slower growth.
  Economic data early in the second quarter, including New Home Sales, the Employment Cost Index (ECI), GDP and durable goods, continued to point to ongoing momentum in the economy. By June, there was no overwhelming evidence that the economy had slowed to a sustainable growth pace. Nevertheless, Fed officials seemed impressed with a slowdown in the pace of broad price measures, and opted to maintain a neutral stance. Early third-quarter data initially suggested that any slowdown perceived by the Fed represented a modified correction from the first quarter's rapid growth, not the
                                  --------------------------------
--------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)

---------------------------------------  ---------------------------------------
onset of a weaker trend. However, as the quarter progressed, subdued inflationary pressures and a slower pace of economic growth further lowered the probability that Fed officials would tighten monetary policy in the months that remained in 1997.
  In the final months of the fiscal year, financial turmoil in Asia's equity markets spilled into the U.S. However, a number of factors, including Federal Reserve Chairman Alan Greenspan's testimony and U.S. investors' overall reaction to the market, quickly restored confidence that the U.S. market would not suffer a significant downturn. Not surprisingly, at its November meeting, the Fed chose to leave monetary policy on hold. As the fourth quarter drew to a close, central bankers continued to be torn between their anxiety over excessively rapid demand growth and rising wages on the domestic front and their worries that the Asian crisis could spread to new regions and have a negative impact on U.S. output and earnings prospects. Consequently, Fed officials chose to maintain their "wait-and-see" stance on monetary policy and await future market developments.

HISTORICAL YIELD CURVE (LIBOR)

                                                     1996               1997
                                                    ------             ------
                                        1 month      5.50               5.72
                                        3 months     5.56               5.81
                                        6 months     5.60               5.84
                                        9 months     5.69               5.91
                                       12 months     5.79               5.97

The Federal funds rate began the year at 5.25% and ended the year at 5.50%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1997, the spread between one- and 12-month LIBOR moved to plus 25 basis points.

Source: Goldman Sachs Fixed Income Database, reflecting London Interbank Offered Rate (LIBOR).

SUMMARY FOR FINANCIAL SQUARE FUNDS INSTITUTIONAL SHARES* AS OF 12/31/97

                       SEC      SEC
                      7-DAY    7-DAY   30-DAY  WEIGHTED AVG.
  FINANCIAL SQUARE   CURRENT EFFECTIVE AVERAGE   MATURITY
  FUNDS               YIELD    YIELD    YIELD     (DAYS)
  ----------------   ------- --------- ------- -------------
  Prime
   Obligations....    5.64%    5.80%    5.61%        44
  Money Market....    5.65     5.81     5.62         38
  Premium Money
   Market.........    5.69     5.85     5.62         35
  Treasury
   Obligations....    5.57     5.72     5.50         36
  Treasury
   Instruments....    5.10     5.23     5.12         39
  Government......    5.62     5.78     5.55         42
  Federal.........    5.54     5.69     5.50         35
  Tax-Free Money
   Market.........    3.88     3.95     3.58         47

*Financial Square Funds offer four separate classes of shares (Institutional, Preferred, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Preferred, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support services. The Preferred shares pay 0.10%, Administration shares pay 0.25%, and the Service shares pay 0.50%. Performance reflects fee waivers and expense reimbursements. Had fees not been waived or expenses reimbursed performance would be reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any one of the Financial Square Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. More complete information, including management fees and expenses, is included in the funds' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

STRATEGY
  Taxable. The funds began the fiscal period with a short laddered structure intended to be advantageous in the event of a steepening yield curve. In March, the Fed's decision to tighten led us to extend the funds' weighted average maturities. Despite a market rally over the next several months, we maintained these longer weighted average maturities due to a benign inflationary environment and a "wait-and-see" Fed. In the second
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
half of the fiscal year, a period of Fed inactivity caused us to slightly extend the funds' durations to the upper end of the neutral range in seeking to capture incremental yield. We maintained this stance throughout November and December.
  Tax-Exempt. Early in the year, the tax-exempt money market funds assumed defensive weighted average maturities, as we anticipated higher short-term rates in the near future. As expected, this scenario played itself out in March when the Fed tightened, and was magnified in April when larger than expected tax payments caused the market to back up further. During the second half of the year, we began to extend the weighted average maturities of the funds as the likelihood of further Fed tightening faded.

DOMESTIC CREDIT TRENDS POSITIVE
  Domestic credit quality in 1997 continued its positive trend. It was the third consecutive year of extraordinary stock market growth and record mergers and acquisitions. It was the seventh straight year of growth for the U.S. economy, with high employment, low inflation and relatively stable, low interest rates. U.S. corporations and financial institutions reported strong earnings as a result of the strong economic environment as well as from previous cost-cutting and consolidation moves.
  The improvement in credit strength was broad-based, except in the consumer credit sector, which continued its downward trend. Consumer bankruptcy filings set another record high of 1.3 million cases in 1997. Credit card loan delinquencies, however, began to stabilize by the end of the year. These consumer credit problems had a negative impact on the financial sector, including serious problems in the sub-prime auto lending industry. The Credit Department's experienced team of financial institutions analysts closely monitored consumer credit quality trends.

THE CREDIT PICTURE ABROAD: ASIA IN TROUBLE, EMU ON COURSE
  The international credit environment in 1997 was dominated by the Asian financial crisis and the apparent resolution of European Monetary Union's (EMU) likely course. Thailand's forced currency devaluation in July set off a financial fire that found ample fuel in the region's highly leveraged economies. Even higher-rated securities were affected; for example, Hong Kong weathered various shocks flowing from Southeast Asia. At the time this report was written, there were no Asian-issued holdings in any of the Financial Square money market funds.
  In Europe, the second half of the year presented a more positive picture than the first part of the year. A "euroland" of 11 countries now appears on track, with almost every government producing better than expected fiscal results and unexpectedly strong economies. Yields and asset prices have begun to achieve a measure of convergence across the Continent, while the rating agencies have begun to clarify their (differing) approaches to creditworthiness under the euro. Just as important, political resistance to EMU has been effectively controlled despite stubbornly high unemployment. The combination of Europe's improving performance and the U.S.'s continuing robust health has helped to mute the broader contagion effects from Asia so far, though such effects may become more potent if Asia's trouble continues well into 1998.
  The year ahead will likely be more difficult for the domestic economy, with the uncertain outlook in Europe and Asia. The Goldman Sachs Credit Department, with its analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to anticipate and monitor global developments and apply its conservative credit standards to the money market funds.

OUTLOOK AND STRATEGIES FOR 1998
  The pivotal factor in the U.S. economic outlook for 1998 is the tug of war between the trade drag from Asia and the strength of the domestic economy. Asia will most likely dominate the first half of the year while the tight U.S. labor market is likely to have an impact in the second half of the year.
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  This view is dependent upon the behavior of the U.S. stock market, which has boosted spending in both households and businesses in recent years. A decline in the stock market could hurt consumer spending and keep the Fed on hold throughout the year.
  Providing there are no new disturbances relative to the Asian markets or domestic financial asset prices, we anticipate that the Fed will hold off on making policy changes for some time to come. With no signs of inflation and the U.S. dollar ever stronger with respect to foreign markets, Chairman Greenspan and the Fed have good reason to "wait and see" how events unfold overseas before making any decisions that could prove destabilizing in the short term and whose long-term impact would be uncertain.
  With the Fed on hold for the near term, we expect to position the funds with neutral weighted average maturities. However, a steepening yield curve would give us the incentive to extend the weighted average maturities on all funds, as any Fed tightening in 1998 is likely to be modest.
  In closing, we thank you for your support and for making 1997 a year of record assets for the Financial Square money market funds. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another strong year in 1998.

Sincerely,

/s/ Kaysie Uniacke
Kaysie Uniacke
Portfolio Manager

February 2, 1998

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PRIME OBLIGATIONS FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--33.4%
BANK HOLDING COMPANIES
Bankers Trust Securities Corp.
$ 50,000,000              5.67%                       06/09/98                     $   48,747,875
Corestates Bank, N.A.
  30,000,000              5.93                        01/02/98                         30,000,000
BUSINESS CREDIT INSTITUTIONS
CIT Group Holdings, Inc.
 100,000,000              5.63                        04/29/98                         98,154,611
General Electric Capital Corp.
  50,000,000              5.60                        01/28/98                         49,790,000
  40,000,000              5.69                        02/12/98                         39,734,467
  50,000,000              5.69                        02/17/98                         49,628,569
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  85,000,000              6.22(a)                     03/30/98                         85,000,000
HOME BUILDERS
First Data Corp.
  35,000,000              5.63                        06/16/98                         34,091,381
RECEIVABLE/ASSET FINANCINGS
Ciesco LP Series 4-2
  25,000,000              5.55                        01/23/98                         24,913,681
Dakota Certificates of Standard Credit Card Master Trust
  40,000,000              5.62                        01/15/98                         39,912,578
  25,000,000              5.62                        01/21/98                         24,921,944
Enterprise Funding Corp.
  44,917,000              5.64                        01/16/98                         44,811,445
  20,598,000              5.61                        01/21/98                         20,533,803
  50,000,000              5.72                        01/22/98                         49,832,583
  17,099,000              5.63                        01/30/98                         17,021,451
  35,610,000              5.71                        04/28/98                         34,949,167
  11,776,000              5.68                        05/28/98                         11,502,875
Receivables Capital Corp.
  50,000,000              5.60                        01/14/98                         49,898,889
  14,643,000              5.61                        01/15/98                         14,611,054
  44,047,000              5.69                        02/11/98                         43,761,563
WCP Funding Corp.
  25,000,000              5.60                        01/28/98                         24,895,000
  25,000,000              5.63                        02/10/98                         24,843,611
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
  50,000,000              5.62                        01/14/98                         49,898,528
  15,000,000              5.61                        01/28/98                         14,936,888
  20,000,000              5.62                        01/29/98                         19,912,578
  90,000,000              5.69                        02/17/98                         89,331,425
JP Morgan Securities, Inc.
  50,000,000              5.98(a)                     01/09/98                         50,000,000
Merrill Lynch & Co., Inc.
  45,000,000              5.94                        01/02/98                         44,998,290
  45,000,000              5.96                        01/02/98                         44,998,322
  45,000,000              5.97                        08/14/98                         45,000,000

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES (CONTINUED)
Morgan Stanley Dean Witter, Inc.
$ 70,000,000              5.69%                      02/23/98                        $69,413,614
  40,000,000              5.74                       03/11/98                         39,559,933
  80,000,000              5.64                       06/01/98                         78,107,467
Smith Barney Holdings, Inc.
  25,000,000              5.51                       01/06/98                         24,980,868
  50,000,000              5.70                       02/11/98                         49,675,417
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $1,482,369,877
------------------------------------------------------------------------------------------------
BANK NOTES--9.0%
BankBoston, N.A.
$ 20,000,000              5.75%                      02/17/98                     $   20,000,000
  50,000,000              5.99                       08/13/98                         50,000,000
  25,000,000              5.97                       10/21/98                         25,000,000
Comerica Bank Detroit
  50,000,000              6.00                       03/27/98                         49,981,112
  35,000,000              6.18                       05/27/98                         34,992,657
FCC National Bank
  60,000,000              6.01                       07/06/98                         59,991,241
First National Bank of Boston, N.A.
  50,000,000              5.61                       01/06/98                         50,000,000
Huntington National Bank
  50,000,000              5.82                       11/13/98                         49,983,429
Morgan Guaranty Trust Co.
  60,000,000              6.02                       03/25/98                         59,987,237
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                  $  399,935,676
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--35.8%
American Express Centurion Bank
$ 25,000,000              5.97%                      01/08/98                     $   25,000,000
  25,000,000              5.95                       01/13/98                         25,000,000
  25,000,000              5.93                       01/20/98                         25,000,000
  32,000,000              5.94                       01/20/98                         32,000,000
Amsouth Bank of Alabama, N.A.
  50,000,000              5.92                       01/28/98                         49,992,064
Bank One Columbus, N.A.
  50,000,000              5.55                       01/06/98                         49,985,789
  50,000,000              5.57                       01/06/98                         49,989,068
Bank One Texas
  75,000,000              5.55                       01/06/98                         74,971,266
Comerica Bank Detroit
  65,000,000              5.90                       01/05/98                         64,995,785
  75,000,000              5.88                       01/15/98                         74,985,302
Commonwealth Life Insurance Co.(b)
  55,000,000              5.86                       09/04/98                         55,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PRIME OBLIGATIONS FUND (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Corestates Bank, N.A.
$ 25,000,000              5.93%                      01/02/98                     $   25,000,000
  45,000,000              5.96                       01/02/98                         45,000,000
  25,000,000              5.65                       01/05/98                         25,000,000
  50,000,000              5.66                       01/05/98                         50,000,000
  10,000,000              5.95                       06/05/98                         10,000,000
Corestates Capital Corp.
  25,000,000              5.93                       01/23/98                         25,000,000
Dakota Certificates of Standard Credit Card Master Trust
  40,000,000              5.69                       02/11/98                         39,740,789
  10,000,000              5.70                       02/19/98                          9,922,417
  33,000,000              5.73                       03/10/98                         32,642,830
FCC National Bank
  40,000,000              5.74                       01/02/98                         39,982,295
  90,000,000              6.16                       01/02/98                         89,984,959
First Bank FSB
  50,000,000              5.86                       01/21/98                         49,987,048
First Bank, N.A.
  65,000,000              5.86                       01/21/98                         64,987,398
  25,000,000              5.87                       01/21/98                         24,994,940
Ford Motor Credit Corp.
  30,000,000              6.30                       03/02/98                         30,056,644
Merrill Lynch & Co., Inc.
  30,000,000              5.95                       01/09/98                         29,997,734
  19,500,000              5.65                       08/03/98                         19,499,437
Nationsbank Corp.
  25,000,000              5.89                       01/02/98                         25,000,000
New York Life Insurance
  40,000,000              5.89                       03/03/98                         40,000,000
Pacific Mutual Life Insurance Co.
  50,000,000              5.66                       03/03/98                         50,000,000
PNC Bank, N.A.
  25,000,000              5.87                       01/02/98                         24,999,056
  75,000,000              6.13                       01/02/98                         74,972,661
Seattle Washington Tax Series 1994
  25,000,000              6.00                       01/01/98                         25,000,000
SMM Trust Series 1997-X
  35,000,000              6.00                       12/14/98                         35,000,000
Southtrust Bank of Alabama, N.A.
 115,000,000              5.91                       01/02/98                        114,988,979
  45,000,000              5.90                       09/08/98                         44,984,854
Texas State Vet Series 1996 A
  14,255,000              6.00                       01/01/98                         14,255,000
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                  $1,587,916,315
------------------------------------------------------------------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--6.6%
Bankers Trust Securities Corp.
$ 50,000,000             5.78%                    06/18/98                   $   50,000,000
  85,000,000             5.79                     06/18/98                       85,000,000
Crestar Bank
  25,000,000             5.70                     01/20/98                       25,000,130
First National Bank of Boston, N.A.
  30,000,000             5.81                     04/22/98                       30,000,209
Morgan Guaranty Trust Co.
  45,000,000             5.91                     03/19/98                       44,996,370
Regions Bank
  60,000,000             6.00                     03/18/98                       59,997,612
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                $  294,994,321
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--15.9%
Joint Repurchase Agreement Account(c)
$404,500,000             6.40%                    01/02/98                   $  404,500,000
Lehman Brothers, Inc., dated 12/31/97, repurchase price $300,100,833
 (total collateral value $306,003,497 consisting of FHLMC: 6.00%-10.00%,
 09/01/99-10/01/27; FNMA: 6.00%-9.50%, 03/01/99-12/01/27)
 300,000,000             6.05                     01/02/98                      300,000,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $  704,500,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $4,469,716,189(d)

--------------------------------------------------------------------------------
(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) Portion of this security is when-issued.
(c) Portion of this security is being segregated for a when-issued security.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--30.5%
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
$ 30,000,000              5.69%                       02/12/98                     $   29,800,850
CHEMICAL COMPANY
Henkel Corp.
  10,000,000              5.60                        01/14/98                          9,979,778
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  60,000,000              6.22(a)                     03/30/98                         60,000,000
CP Trust Certificates Series 1996-2
  50,000,000              6.24(a)                     12/28/98                         50,000,000
ELECTRIC COMPANIES
Mitsubishi & Co. USA, Inc.
  20,000,000              5.64                        01/23/98                         19,931,067
  25,000,000              5.65                        01/26/98                         24,901,910
FOREIGN BANKS
Banca CRT Financial Corp.
   2,000,000              5.65                        01/20/98                          1,994,036
  13,030,000              5.65                        01/23/98                         12,985,010
   5,500,000              5.65                        01/26/98                          5,478,420
  32,000,000              5.65                        01/27/98                         31,869,422
Bayerische Vereinsbank AG, New York(b)
 100,000,000              5.52                        07/02/98                         97,224,667
BCI Funding Corp.
  25,000,000              5.57                        01/14/98                         24,949,715
Cades
  50,000,000              5.63                        05/29/98                         48,842,722
  45,000,000              5.68                        06/10/98                         43,864,000
Credit Suisse First Boston, New York
  50,000,000              5.52                        01/08/98                         49,946,333
  50,000,000              5.70                        01/15/98                         49,889,167
Nordbanken North America
  70,000,000              5.52                        01/12/98                         69,881,933
Rose One Plus
  26,489,000              5.72                        02/10/98                         26,320,648
  50,000,000              5.72                        02/12/98                         49,666,333
  71,038,000              5.73                        02/27/98                         70,393,508
  20,000,000              5.75                        03/11/98                         19,779,583
Unifunding Inc.
  19,000,000              5.52                        01/05/98                         18,988,347
RECEIVABLE/ASSET FINANCINGS
Asset Securitization Corp.
  11,000,000              5.69                        02/24/98                         10,906,115
CC USA, Inc.
  36,000,000              5.60                        01/08/98                         35,960,800

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
RECEIVABLE/ASSET FINANCINGS (CONTINUED)
Delaware Funding
$ 60,000,000              5.69%                      02/20/98                     $   59,525,833
Enterprise Funding Corp.
  37,432,000              5.74                       01/13/98                         37,360,380
  28,191,000              5.73                       01/29/98                         28,065,362
Eureka Securities
  40,000,000              5.69                       02/04/98                         39,785,044
  40,000,000              5.69                       02/12/98                         39,734,467
Falcon Asset Securitization Corp.
  20,675,000              5.74                       01/16/98                         20,625,552
Windmill Funding Corp.
  25,000,000              5.65                       01/23/98                         24,913,681
  50,000,000              5.70                       02/05/98                         49,722,917
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
  35,000,000              5.62                       01/29/98                         34,847,011
  30,000,000              5.71                       02/17/98                         29,776,358
  25,000,000              5.75                       03/09/98                         24,732,465
  20,000,000              5.74                       03/12/98                         19,776,778
JP Morgan Securities, Inc.(a)
  50,000,000              5.98                       01/09/98                         50,000,000
Merrill Lynch & Co., Inc.
  35,000,000              5.96                       01/02/98                         34,998,695
  10,000,000              5.97                       08/14/98                         10,000,000
Morgan Stanley Dean Witter, Inc.
  70,000,000              5.69                       02/23/98                         69,413,614
Smith Barney Holdings, Inc.
  60,000,000              5.70                       02/11/98                         59,610,500
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE
 OBLIGATIONS                                                                      $1,496,443,021
------------------------------------------------------------------------------------------------
BANK NOTES--1.7%
First National Bank of Boston, N.A.
$ 25,000,000              5.82%                      05/26/98                     $   25,000,000
  25,000,000              6.00                       08/17/98                         25,000,000
Huntington National Bank
   7,000,000              5.82                       11/13/98                          6,997,680
National Australia Bank, Ltd., New York
  26,000,000              5.85                       10/05/98                         25,993,684
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                  $   82,991,364
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR--6.1%
Abbey National Treasury Services
$ 25,000,000              5.86%                      11/12/98                     $   25,000,000
Bank of Tokyo, Mitsubishi Bank Ltd., New York
  65,000,000              5.80                       01/26/98                         64,998,737

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                     Amortized
   Amount                Rate                         Date                          Cost
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR (CONTINUED)
Norinchukin Bank, London
$ 30,000,000             6.27%                      01/20/98                   $   30,000,235
Royal Bank of Canada, New York
  50,000,000             5.81                       06/03/98                       50,000,000
Sanwa Bank Limited, London
  40,000,000             6.12                       01/14/98                       40,000,143
  75,000,000             5.79                       01/26/98                       75,000,513
Sumitomo Bank, London
  13,000,000             5.76                       01/16/98                       12,999,776
---------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN
 EURODOLLAR                                                                    $  297,999,404
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--13.4%
Bank of Tokyo Mitsubishi, New York
$ 85,000,000             6.00%                      01/14/98                   $   85,000,000
Canadian Imperial Bank of Commerce, New York
  63,000,000             5.94                       03/17/98                       62,996,286
Credit Agric Indosuez, New York
  60,000,000             5.95                       08/13/98                       59,982,404
Landesbank Hessen Thuringen
  60,000,000             5.93                       06/30/98                       59,965,794
National Bank of Canada, New York
  50,000,000             6.03                       03/18/98                       49,997,910
Norinchukin Bank, New York
 100,000,000             5.73                       01/05/98                      100,000,109
Rabobank Nederland
  50,000,000             6.07                       03/26/98                       49,995,606
  45,000,000             6.05                       03/27/98                       44,988,000
Sanwa Bank Ltd., New York
  31,000,000             5.76                       01/22/98                       30,999,422
  36,000,000             5.76                       01/27/98                       35,999,488
Societe Generale, New York
  25,000,000             6.05                       03/24/98                       24,997,319
  25,000,000             5.91                       10/15/98                       24,988,723
  25,000,000             5.91                       10/20/98                       24,981,841
---------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                                   $  654,892,902
---------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL NOTES--0.6%
Florida Housing Finance Authority
$ 28,400,000             5.90%(a)                   01/07/98                   $   28,400,000
---------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL NOTES                                                  $   28,400,000
---------------------------------------------------------------------------------------------
TIME DEPOSIT--4.1%
Wachovia Bank, N.A.
$200,000,000             6.50%                      01/02/98                   $  200,000,000
---------------------------------------------------------------------------------------------
TOTAL TIME DEPOSIT                                                             $  200,000,000
---------------------------------------------------------------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--39.3%
Abbey National
$150,000,000              5.86%                      01/15/98                     $  149,946,853
ABN/AMRO Bank, New York
  60,000,000              6.17                       01/02/98                         59,994,732
American Express Centurion Bank
  15,000,000              5.93                       01/20/98                         15,000,000
  15,000,000              5.95                       01/13/98                         15,000,000
  15,000,000              5.97                       01/08/98                         15,000,000
Ameritech Corp.
  17,000,000              5.83                       01/12/98                         17,004,985
Amsouth Bank of Alabama, N.A.
  50,000,000              5.91                       01/15/98                         49,993,001
Bank One Columbus, N.A.
  25,000,000              5.57                       01/06/98                         24,994,534
  50,000,000              5.55                       01/06/98                         49,985,789
Bayerische Landesbank
  15,000,000              5.84                       01/26/98                         14,994,374
Comerica Bank Detroit
  55,000,000              5.90                       01/05/98                         54,996,433
  90,000,000              5.88                       01/15/98                         89,982,362
  50,000,000              5.85                       01/20/98                         49,984,056
  12,000,000              5.80                       03/11/98                         11,994,765
Corestates Bank, N.A.
  15,000,000              5.96                       01/06/98                         15,000,000
  50,000,000              5.95                       01/29/98                         50,000,000
Dakota Certificates of Standard Credit Card Master Trust
  10,000,000              5.69                       03/10/98                          9,960,417
  50,000,000              5.73                       01/26/98                         49,458,833
Dauphin Deposit Bank & Trust
  15,000,000              5.66                       02/04/98                         14,996,569
  50,000,000              5.70                       01/14/98                         50,001,042
Den Danske Bank, New York
  50,000,000              5.91                       01/16/98                         49,997,210
  25,000,000              5.92                       01/26/98                         24,998,206
  35,000,000              5.92                       01/26/98                         34,998,372
FCC National Bank
 110,000,000              6.16                       01/02/98                        109,981,616
  40,000,000              5.74                       01/28/98                         39,982,295
First Bank FSB
  50,000,000              5.86                       01/21/98                         49,987,048
First Bank, N.A.
  25,000,000              5.87                       01/21/98                         24,994,940
  50,000,000              5.87                       01/21/98                         49,989,223
Fleet Financial Group
  10,000,000              5.91                       02/13/98                         10,001,798
General Electric Capital Corp.
  90,000,000              5.70                       02/02/98                         90,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Merrill Lynch & Co., Inc.
$ 35,000,000             5.94%                    01/13/98                   $   34,998,670
Morgan Stanley Dean Witter(b)
  80,000,000             5.54                     04/15/98                       79,992,280
National Bank of Canada, New York
  20,000,000             6.04                     03/08/98                       20,002,565
Nationsbank Corp.
  25,000,000             5.89                     03/12/98                       25,000,000
  24,000,000             6.06                     03/24/98                       24,009,156
New York Life Insurance
  40,000,000             5.89                     03/03/98                       40,000,000
PNC Bank, N.A.
  25,000,000             6.13                     01/02/98                       24,990,887
Postipankki, Inc.
 100,000,000             5.73                     02/04/98                      100,000,000
SMM Trust Series 1997-X
  35,000,000             6.00                     01/12/98                       35,000,000
Societe Generale, New York
  40,000,000             6.19                     01/02/98                       39,997,340
Southtrust Bank of Alabama, N.A.
 150,000,000             5.90                     01/12/98                      149,967,235
Sunamerica Life Insururance Co.
  50,000,000             6.06                     01/02/98                       50,000,000
U.S. Bank, N.A.
  10,000,000             6.24                     03/10/98                       10,024,395
----------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                             $1,927,201,981
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--7.9%
Joint Repurchase Agreement Account(c)
$389,700,000             6.40%                    01/02/98                   $  389,700,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $  389,700,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $5,077,628,672(d)
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) When-issued securities.
(c) Portions of this security is being segragated for when-issued securities.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
FINANCIAL SQUARE PREMIUM MONEY MARKET FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--41.7%
Associates Corp. of North America
$ 5,000,000               5.59%                        01/26/98                       $  4,980,590
Henkel Corp.
  6,000,000               5.60                         01/14/98                          5,987,867
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
  3,000,000               5.51                         01/14/98                          2,994,031
  2,000,000               5.57                         01/22/98                          1,993,502
  2,000,000               5.69                         02/12/98                          1,986,723
FOREIGN BANKS
Cades
  5,000,000               5.63                         05/29/98                          4,884,272
Cariplo Finance
  5,000,000               5.65                         01/08/98                          4,994,507
Commonwealth Bank of Australia
  5,000,000               5.60                         06/18/98                          4,869,333
Credit Suisse First Boston, New York
  3,000,000               5.52                         01/08/98                          2,996,780
  3,000,000               5.70                         01/15/98                          2,993,350
RECEIVABLE/ASSET FINANCINGS
Asset Securitization Corp.
  4,000,000               5.69                         02/24/98                          3,965,860
Beta Finance
  7,000,000               5.63                         06/16/98                          6,818,276
CC USA, Inc.
  3,000,000               5.53                         01/08/98                          2,996,774
Ciesco LP
  2,000,000               5.55                         01/23/98                          1,993,217
Delaware Funding Corp.
  5,000,000               5.56                         01/16/98                          4,988,417
Enterprise Funding Corp.
  3,000,000               5.72                         01/22/98                          2,989,990
  2,029,000               5.57                         01/26/98                          2,021,152
IMI Funding Corp., U.S.A.
  5,000,000               5.57                         01/15/98                          4,989,169
International Securitization Corp.
  5,000,000               5.75                         01/29/98                          4,977,639
Sheffield Receivables Corp.
  3,000,000               5.61                         01/16/98                          2,992,988

 Principal              Interest                       Maturity                        Amortized
   Amount                 Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
 RECEIVABLE/ASSET FINANCINGS (CONTINUED)
 Siemens Capital Corp.
 $5,000,000               5.59%                        06/22/98                       $  4,866,461
 Swedish Export Credit Corp.
  5,000,000               5.59                         06/15/98                          4,871,896
 Windmill Funding
  5,000,000               5.65                         01/23/98                          4,982,736
--------------------------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                     $ 92,135,530
--------------------------------------------------------------------------------------------------
 BANK NOTES--1.4%
 Wachovia Bank, N.A.
 $3,000,000               5.60%                        01/12/98                       $  3,000,000
--------------------------------------------------------------------------------------------------
 TOTAL BANK NOTES                                                                     $  3,000,000
--------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR--3.2%
 Norinchukin Bank, London
 $2,000,000               6.27%                        01/20/98                       $  2,000,016
 Royal Bank of Canada, New York
  5,000,000               5.81                         06/03/98                          5,000,000
--------------------------------------------------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR                                   $  7,000,016
--------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--8.1%
 Bank of Tokyo, Mitsubishi Bank Ltd., New York
 $2,000,000               5.85%                        01/09/98                       $  2,000,014
  3,000,000               6.00                         01/14/98                          3,000,000
 Credit Agric Indosuez, New York
  1,000,000               5.95                         08/13/98                            999,707
 Landesbank Hessen Thuringen Gir
  3,000,000               5.94                         10/23/98                          2,998,610
 National Bank of Canada, New York
  5,875,000               5.71                         01/02/98                          5,875,001
 Norinchukin Bank, New York
  3,000,000               5.73                         01/05/98                          3,000,003
--------------------------------------------------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                                         $ 17,873,335
--------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(B)--9.0%
Comerica Bank Detroit
$ 3,000,000              5.80%                      03/11/98                     $  2,998,691
Corestates Bank, N.A.
  2,000,000              5.95                       01/05/98                        2,000,000
Merrill Lynch & Co., Inc.
  2,000,000              5.65                       01/05/98                        1,999,942
Morgan Stanley Dean Witter(a)
  5,000,000              5.54                       04/15/98                        4,999,518
SMM Trust Series 1997-X
  2,000,000              6.00                       01/01/98                        2,000,000
Societe Generale, New York
  3,000,000              6.16                       01/02/98                        2,998,681
Southtrust Bank of Alabama, N.A.
  3,000,000              5.90                       01/08/98                        2,998,990
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                 $ 19,995,822
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--39.3%
BZW Securities, dated 12/31/97, repurchase price $5,001,840 (SLMA:
 $5,100,923, 05/21/98)
$ 5,000,000              6.63%                      01/02/98                     $  5,000,000
Deutsche Morgan Grenfell, Inc., dated 12/31/97, repurchase price
 $5,001,889 (total collateral value $5,100,127 consisting of U.S.
 Treasury Bill: 06/11/98; U.S. Treasury Bonds: 11.63%-11.88%, 11/15/02-
 11/15/03; U.S. Treasury Notes: 5.75%-7.88%, 01/15/98-08/15/03)
  5,000,000              6.80                       01/02/98                        5,000,000
Joint Repurchase Agreement Account(c)
 66,900,000              6.40                       01/02/98                       66,900,000
Lehman Government Securities, dated 12/31/97, repurchase price
 $5,001,836 (total collateral value: $5,100,035, consisting of FNMA:
 7.00%-8.50%, 09/01/07-01/01/26)
  5,000,000              6.70                       01/02/98                        5,000,000
UBS Securities, Inc., dated 12/31/97, repurchase price $5,001,795
 (U.S. Treasury Note: $5,162,500, 8.13%, 02/15/98)
  5,000,000              6.55                       01/02/98                        5,000,000
------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                      $ 86,900,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $226,904,703(d)
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(a) When-issued security.
(b) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(c) A portion of this security is being segregated for when-issued securities.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
December 31, 1997
---------------------------------------  ---------------------------------------

  Principal              Interest                   Maturity                     Amortized
    Amount                 Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--15.2%
United States Treasury Notes
$   70,000,000             6.13%                    03/31/98                   $   70,041,209
   127,000,000             7.88                     04/15/98                      127,677,326
   110,000,000             6.25                     07/31/98                      110,335,012
    50,000,000             5.88                     08/15/98                       50,042,411
    50,000,000             5.88                     10/31/98                       50,069,089
    25,000,000             5.88                     10/31/98                       25,025,215
    50,000,000             5.75                     12/31/98                       50,010,854
    50,000,000             5.88                     01/31/99                       50,101,307
---------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                $  533,302,423
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--85.0%
Bear Stearns Companies, Inc., dated 12/31/97, repurchase price
 $165,057,292 (Total collateral value $168,277,838 consisting of U.S.
 Treasury Bills: 04/02/98; U.S. Treasury Note: 5.75%, 11/15/00)
$  165,000,000             6.25%                    01/02/98                   $  165,000,000
BZW Securities dated 12/31/97, repurchase price $165,060,729 (total collateral value $168,300,287 consisting of U.S. Treasury stripped securities: 02/15/98-11/15/04; U.S. Treasury Notes: 5.13%-8.00%,
 11/30/98-08/31/02; U.S. Treasury Bond: 13.75%, 08/15/04)
   165,000,000             6.63                     01/02/98                      165,000,000
CIBC Oppenheimer, Inc., dated 12/31/97, repurchase price $165,059,583
 (U.S. Treasury Notes: $168,304,860, 5.50%-6.38%, 02/28/99-08/15/00)
   165,000,000             6.50                     01/02/98                      165,000,000
C.S. First Boston Corp., dated 12/11/97, repurchase price $152,095,208
 (U.S. Stripped Securities: $153,054,748. 02/15/98-11/15/04)
   150,000,000             5.65                     03/10/98                      150,000,000
Deutsche Morgan Grenfell, Inc., dated 12/31/97, repurchase price
 $165,062,333 (Total collateral value $168,300,705 consisting of U.S.
 Treasury Stripped Securities: 08/15/99-08/15/02; U.S. Treasury Notes:
 5.63%-7.50%, 11/30/98-11/15/05)
   165,000,000             6.80                     01/02/98                      165,000,000
Goldman, Sachs & Co., dated 12/31/97, repurchase price $165,059,583 (U.S.
 Treasury Note: $168,300,521, 5.75%, 09/30/99)
   165,000,000             6.50                     01/02/98                      165,000,000
Joint Repurchase Agreement Account
 1,024,200,000             6.40                     01/02/98                    1,024,200,000
JP Morgan Securities, Inc., dated 12/31/97, repurchase price $165,057,292
 (U.S. Treasury Notes: $168,302,651, 6.25%-6.50%, 08/31/01-02/28/02)
   165,000,000             6.25                     01/02/98                      165,000,000

  Principal             Interest                 Maturity                   Amortized
    Amount                Rate                     Date                        Cost
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Government Securities, Inc., dated 12/31/97, repurchase price
 $165,059,125 (U.S. Treasury Note: $168,289,206, 5.63%, 11/30/99)
$  165,000,000            6.45%                  01/02/98                 $  165,000,000
Merrill Lynch Government Securities, Inc., dated 12/31/97, repurchase price $165,059,583 (Total collateral value $168,300,113 consisting of
 U.S. Treasury Bills: 01/02/98-12/10/98; U.S. Treasury Bond: 3.50%,
 11/15/98; U.S. Treasury Notes: 6.38%-7.75%, 01/15/00-01/31/00; U.S.
 Treasury Stripped Securities: 5.75%-9.25%. 05/15/98-11/30/99)
   165,000,000            6.50                   01/02/98                    165,000,000
Morgan Stanley & Co., dated 12/31/97, repurchase price $165,057,292
 (U.S. Treasury Notes: $168,302,832, 5.63%-7.88%, 11/30/98-08/15/01)
   165,000,000            6.25                   01/02/98                    165,000,000
Nomura Securities International, Inc., dated 12/31/97, repurchase price
 $165,066,458 (U.S. Treasury Notes: $168,305,269, 6.12%-7.75%,
 12/21/99-12/31/01)
   165,000,000            7.25                   01/02/98                    165,000,000
UBS Securities, Inc., dated 12/31/97, repurchase price $165,060,042
 (U.S. Treasury Notes: $170,525,247, 7.125%-7.5%, 11/15/01-10/15/98)
   165,000,000            6.55                   01/02/98                    165,000,000
-------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               $2,989,200,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                         $3,522,502,423(a)
-------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--99.3%
United States Treasury Bills
$ 65,000,000              4.70%                      01/22/98                     $ 64,821,792
  50,000,000              4.75                       01/22/98                       49,861,458
   2,500,000              5.00                       01/22/98                        2,492,716
  23,600,000              5.10                       01/22/98                       23,529,790
   4,600,000              5.15                       01/22/98                        4,586,181
   3,400,000              5.17                       01/22/98                        3,389,746
   8,600,000              5.20                       01/22/98                        8,573,914
  65,000,000              5.12                       02/05/98                       64,676,760
  20,000,000              4.95                       02/12/98                       19,884,500
  13,400,000              5.12                       02/12/98                       13,319,957
United States Treasury Notes
  16,600,000              7.88                       01/15/98                       16,618,156
   8,000,000              5.00                       01/31/98                        7,996,000
  96,800,000              5.63                       01/31/98                       96,793,075
  35,000,000              7.25                       02/15/98                       35,069,845
  10,000,000              5.13                       02/28/98                        9,990,057
  50,000,000              7.88                       04/15/98                       50,328,250
  25,000,000              5.13                       04/30/98                       24,969,979
  20,000,000              6.00                       05/31/98                       20,033,373
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $516,935,549
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $516,935,549(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE GOVERNMENT FUND
December 31, 1997
---------------------------------------  ---------------------------------------

   Principal                Interest                 Maturity               Amortized
     Amount                   Rate                     Date                    Cost
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--40.9%
Federal Farm Credit Bank
$      25,000,000                5.45%                  03/03/98           $ 24,975,385
       75,000,000                5.80(a)                04/14/98             74,981,276
       50,000,000                5.70                   12/01/98             49,951,782
       35,970,000(b)             5.65                   01/04/99             35,917,844
Federal Home Loan Bank
       41,000,000                5.83(a)                03/06/98             40,994,655
       59,000,000                5.79(a)                03/18/98             58,991,023
      100,000,000                5.82(a)                04/14/98             99,980,582
       10,000,000                5.72                   06/23/98              9,997,563
       65,000,000                5.75                   07/02/98             64,973,616
       40,000,000                5.71                   10/01/98             39,990,824
Federal Home Loan Mortgage Corp.
       20,000,000                5.72                   03/17/98             19,994,674
Federal National Mortgage Association
       40,000,000                5.59(a)                01/15/98             39,999,080
       34,000,000                5.63                   03/13/98             33,622,477
       20,000,000                5.71                   03/18/98             19,994,586
       70,000,000                5.79                   03/25/98             69,996,253
       40,000,000                6.02                   04/15/98             39,988,033
       14,505,000                6.08                   05/06/98             14,520,047
       30,000,000                5.89                   05/21/98             29,990,509
      100,000,000                5.79(a)                07/15/98             99,966,209
       50,000,000                5.75(a)                09/15/98             49,968,842
Student Loan Marketing Association
       49,000,000                5.79                   09/16/98             48,992,550
---------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   $967,787,810
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--60.7%
CIBC Oppenheimer, Inc., dated 12/31/97, repurchase price $100,036,111
 (U.S. Treasury Notes: $102,002,643, 5.13%-6.00%, 04/30/98-12/31/99)
$     100,000,000                6.50%                  01/02/98           $100,000,000
Deutsche Morgan Grenfell, Inc., dated 12/31/97, repurchase price
 $100,037,778 (total collateral value $102,000,788 consisting of
 FHLMC: 5.50%-8.50%, 01/15/98-12/01/07; FHLB: 01/16/98; FNMA: 5.50%-
 9.50%, 12/01/99-12/01/07; U.S. Treasury bill: 03/05/98; U.S. Treasury
 Bond: 8.25%, 05/15/05; U.S. Treasury Notes: 5.63%-7.13%, 02/28/99-
 10/31/99; U.S. Treasury stripped securities; 02/15/00-08/15/04; U.S.
 Treasury Inflation Indexed Note: 3.38%, 01/15/07)
      100,000,000                6.80                   01/02/98            100,000,000
Goldman, Sachs & Co., dated 12/10/97, repurchase price $202,818,333
 (FNMA: $204,000,000, 6.00%-9.00%, 03/01/99-12/01/07)
      200,000,000                5.70                   03/09/98            200,000,000

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Joint Repurchase Agreement Account(c)
$336,400,000              6.40%                      01/02/98                     $  336,400,000
JP Morgan Securities, Inc., dated 12/31/97, repurchase price $100,036,667
 (FNMA: $102,002,181, 6.00%-9.05%, 08/19/99-07/15/02)
 100,000,000              6.60                       01/02/98                        100,000,000
Lehman Government Securities, Inc., dated 12/31/97, repurchase price
 $100,036,667 (Total Collateral value $102,001,527 consisting of FHLMC:
 6.50%-10.00%, 03/01/01-09/01/26; FNMA: 6.50%-11.50%, 02/01/04-07/01/26)
 100,000,000              6.60                       01/02/98                        100,000,000
Merrill Lynch Government Securities, Inc., dated 12/31/97, repurchase price
 $100,036,667 (Total Collateral value $102,001,527 consisting of FFCB:
 5.50%-14.05%, 01/02/98-06/02/03; FNMA: 5.10%-8.25%, 05/13/98-11/12/02;
 FHLMC: 5.00%-8.14%, 12/15/98-04/20/05; FHLB: 06/20/07)
 100,000,000              6.60                       01/02/98                        100,000,000
Morgan Stanley Group, Inc., dated 10/28/97, repurchase price $202,800,000
 (FHLMC: $204,238,009, 5.50%-9.50%, 10/01/98-12/01/27)
 200,000,000              5.60                       01/26/98                        200,000,000
Nomura Securities International, Inc., dated 12/31/97, repurchase price
 $100,038,333 (FFCB: $102,001,213, 5.50%-5.65%, 01/02/98-02/02/98)
 100,000,000              6.90                       01/02/98                        100,000,000
UBS Securities, Inc., dated 12/31/97, repurchase price $100,036,389
 (U.S. Treasury Note $102,001,048, 8.50%, 02/15/00)
 100,000,000              6.55                       01/02/98                        100,000,000

--------------------------------
TOTAL
 REPURCHASE
 AGREEMENTS    $1,436,400,000
--------------------------------
TOTAL
 INVESTMENTS   $2,404,187,810(d)
--------------------------------

(a) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(b) When-issued security.
(c) Portion of this security is being segregated for when-issued securities.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE FEDERAL FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal                Interest                     Maturity                      Amortized
   Amount                   Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--102.6%
Federal Farm Credit Bank
$ 20,000,000              5.48%                        01/05/98                     $ 19,987,822
  90,000,000              5.72                         01/06/98                       89,928,500
  29,000,000              5.50                         01/06/98                       28,977,847
  15,000,000              5.45                         01/07/98                       14,986,375
  15,000,000              5.60                         01/07/98                       14,986,000
  25,000,000              5.49                         01/09/98                       24,969,500
  21,700,000              5.47                         01/15/98                       21,653,839
  25,000,000              5.65                         01/15/98                       24,945,071
  20,000,000              5.58                         01/28/98                       19,916,300
  50,000,000(a)           5.53(b)                      01/30/98                       49,985,210
  15,000,000              5.57                         02/02/98                       14,925,733
   9,000,000              5.60                         02/02/98                        8,955,200
  12,300,000              5.65                         02/02/98                       12,238,227
  45,000,000              5.60                         02/04/98                       44,762,000
  23,000,000              5.62                         02/05/98                       22,874,331
  20,000,000              5.60                         02/05/98                       19,891,111
   5,000,000              5.60                         02/11/98                        4,968,111
   5,000,000              5.57                         02/12/98                        4,967,505
  50,000,000(c)           5.65                         02/12/98                       50,000,000
   3,000,000              5.57                         02/18/98                        2,977,720
  10,000,000              5.45                         03/03/98                        9,990,170
  75,000,000              5.80(b)                      04/14/98                       74,981,276
  15,000,000              5.49                         06/15/98                       14,622,563
 125,000,000              5.74(b)                      09/02/98                      124,929,808
  10,000,000              5.75                         09/11/98                        9,993,762
  15,000,000              5.70                         12/01/98                       14,985,535
Federal Home Loan Bank
  23,900,000              4.82                         01/02/98                       23,896,800
 190,000,000              4.90                         01/02/98                      189,974,139
  25,000,000              5.10                         01/02/98                       24,996,458
   5,000,000              5.36                         01/02/98                        4,999,256
 108,100,000              5.68                         01/05/98                      108,031,777
  15,075,000              5.39                         01/09/98                       15,056,944
   5,100,000              5.47                         01/09/98                        5,093,801
  21,309,000              5.75                         01/14/98                       21,264,754
   8,000,000              5.74                         01/15/98                        7,982,142
  29,500,000              5.75                         01/21/98                       29,405,764
  27,000,000              5.46                         02/04/98                       26,860,770
  30,000,000              5.48                         02/11/98                       29,812,767
  25,000,000              5.65                         02/11/98                       24,839,132
  15,000,000              5.49                         02/13/98                       14,901,727
  35,000,000              5.65                         02/13/98                       34,763,799
  25,000,000              5.51                         02/18/98                       24,816,333
  20,000,000              5.65                         02/18/98                       19,849,333
  25,000,000              5.57                         03/04/98                       24,760,181

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal Home Loan Bank (continued)
$ 10,000,000           5.61%                      03/04/98                   $    9,903,383
  25,000,000           5.83(b)                    03/06/98                       24,996,741
   2,500,000           5.37                       04/01/98                        2,466,438
  43,430,000           5.37                       04/01/98                       42,846,952
  23,950,000           5.51                       04/01/98                       23,620,089
  50,000,000           5.52                       04/01/98                       49,310,000
   1,100,000           5.37                       04/03/98                        1,084,904
  25,000,000           5.82(b)                    04/14/98                       24,994,799
  20,000,000           5.59                       04/22/98                       19,655,283
  26,900,000           5.47                       05/15/98                       26,352,301
  65,000,000           5.75(b)                    07/02/98                       64,971,614
  50,000,000           5.77(b)                    07/07/98                       49,975,070
  25,000,000           5.74(b)                    09/17/98                       24,986,044
  45,000,000           5.75(b)                    10/02/98                       44,973,681
  20,000,000           5.70                       10/23/98                       19,985,290
Student Loan Marketing Association
  50,000,000           5.10                       01/02/98                       49,992,917
  35,000,000           5.47                       01/27/98                       34,861,731
  15,000,000           5.48                       01/27/98                       14,940,633
   5,430,000           5.54                       02/25/98                        5,428,550
  30,050,000           5.79                       09/16/98                       30,066,907
Tennessee Valley Authority
  46,420,000           5.46                       01/12/98                       46,342,556
  12,100,000           5.64                       01/16/98                       12,071,565
  40,000,000           5.47                       02/10/98                       39,756,889
  25,000,000           5.51                       02/20/98                       24,808,681
  25,000,000           5.57                       02/24/98                       24,791,125
  50,000,000           5.57                       03/09/98                       49,481,681
  35,000,000           5.57                       03/11/98                       34,626,346
  25,000,000           5.58                       03/13/98                       24,724,875
  30,000,000           5.57                       03/20/98                       29,637,950
----------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                     $2,229,360,388
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $2,229,360,388(d)
----------------------------------------------------------------------------------------------

(a) This security is being segregated for when-issued security.
(b) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(c) When-issued security.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
ALABAMA--3.1%
Columbia IDB PCRB for Alabama Power Co. Series 1996 A
 (A-1/VMIG1)
$ 1,200,000              4.80%                      01/02/98                     $    1,200,000
Columbia IDB PCRB for Alabama Power Company Series 1995 B
 (A-1/VMIG1)
  3,300,000              4.80                       01/02/98                          3,300,000
Eutaw City IDB PCRB for Mississippi Power Co. Greene County Plant Project
 Series 1992 (A-1/VMIG1)
  6,550,000              4.25                       01/07/98                          6,550,000
Gadsden City IDB PCRB for Alabama Power Co. Series 1994
 (A-1/VMIG1)
  3,950,000              4.80                       01/02/98                          3,950,000
Homewood City Educational Building Authority RB for Samford University
 Series 1996 (Bank of Nova Scotia LOC) (A-1/VMIG1)
  1,200,000              4.80                       01/02/98                          1,200,000
Jefferson County MF Hsg. RB for Hickory Knolls Project Series 1994
 (Amsouth Bank LOC) (P-1)
  3,910,000              4.25                       01/07/98                          3,910,000
Mobile IDA PCRB for Alabama Power Series 1993A (A-1/VMIG1)
  3,000,000              4.10                       01/07/98                          3,000,000
Mobile IDA PCRB for Alabama Power Series 1994 (A-1/VMIG1)
  3,700,000              4.80                       01/02/98                          3,700,000
Montgomery Special Care RB Series 1994 A (Amsouth Bank LOC) (VMIG1)
  8,000,000              4.20                       01/07/98                          8,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   34,810,000
-----------------------------------------------------------------------------------------------
ALASKA--1.0%
Valdez Marine Terminal RB for Exxon Corporation Series 1993 C (A-1+)
$11,200,000              5.00%                      01/02/98                     $   11,200,000
-----------------------------------------------------------------------------------------------
ARKANSAS--0.4%
Crossett City PCRB for Georgia Pacific Corp. Series 1991 VRDN (Suntrust
 Bank LOC) (AA3)
$ 4,500,000              4.20%                      01/07/98                     $    4,500,000
-----------------------------------------------------------------------------------------------
CALIFORNIA--1.7%
California School Cash Reserves Program Authority Pool Bonds Series 1997 A
 (AMBAC) (SP-1+/MIG1)
$ 4,000,000              4.75%                      07/02/98                     $    4,016,979
California State RANS Series 1997 (SP-1+/MIG1)
  9,500,000              4.50                       06/30/98                          9,534,384
Los Angeles County TRANS Series 1997-98 A (SP-1+/MIG1)
  6,000,000              4.50                       06/30/98                          6,017,370
-----------------------------------------------------------------------------------------------
                                                                                 $   19,568,733
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
COLORADO--2.2%
Colorado Health Facilities Authority Series 92 C (A-1+/VMIG1)
$15,200,000              4.15%                      01/07/98                     $   15,200,000
Denver Airport System Subordinate RB Series 1997 B (Westdeutsche
 Landesbank Girozentrale) (A-1+/VMIG1)
  7,000,000              4.10                       01/07/98                          7,000,000
Moffat County PCRB for Pacificorp Series 1994 (AMBAC) (A-1/VMIG1)
  3,000,000              5.10                       01/02/98                          3,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   25,200,000
-----------------------------------------------------------------------------------------------
CONNECTICUT--1.8%
State of Connecticut 2nd Lien Special TRANS VRDN Series 1 (Commerzbank
 Bank LOC) (A-1+/VMIG1)
$20,700,000              3.65%                      01/07/98                     $   20,700,000
-----------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.3%
District of Columbia VRDN ACES for Georgetown University Series 1988 B
 (Bayerische Landesbank Girozentrale) (A-1+/VMIG1)
$   600,000              3.80%                      01/07/98                     $      600,000
District of Columbia VRDN ACES for Georgetown University Series 1988 C
 (Bayerische Landesbank Girozentrale) (A-1+/VMIG1)
  2,500,000              3.80                       01/07/98                          2,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $    3,100,000
-----------------------------------------------------------------------------------------------
FLORIDA--2.4%
Florida Local Government Pooled CP Notes Series A (First Union National
 Bank of Florida LOC) (A-1/P-1)
$10,625,000              3.85%                      01/14/98                     $   10,625,000
  5,500,000              3.75                       03/11/98                          5,500,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Cooperative Series 1984 H (CFC) (A-1+/P-1)
  7,845,000              3.85                       01/07/98                          7,845,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Cooperative Series 1984 S (CFC) (A-1+/P-1)
  2,715,000              3.85                       01/07/98                          2,715,000
-----------------------------------------------------------------------------------------------
                                                                                 $   26,685,000
-----------------------------------------------------------------------------------------------
GEORGIA--12.9%
Bartow County IDA PCRB for Georgia Power Co. First Series 1997 (VMIG1)
$ 9,000,000              4.80%                      01/02/98                     $    9,000,000
Burke County IDA PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
 13,370,000              5.05                       01/02/98                         13,370,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Burke County IDA PCRB for Georgia Power Co. Second Series 1995 (A-1/VMIG1)
$ 3,700,000              4.80%                      01/02/98                     $    3,700,000
Burke County IDA PCRB for Georgia Power Co. Eighth Series 1994 (A-1/VMIG1)
  1,600,000              5.05                       01/02/98                          1,600,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
  7,700,000              5.05                       01/02/98                          7,700,000
Burke County IDA PCRB for Oglethorpe Power Series 1994 A (FGIC) (A-1+)
 13,900,000              4.15                       01/07/98                         13,900,000
De Kalb County Hospital RB Series 1993B (Suntrust) (VMIG1)
  2,230,000              4.20                       01/07/98                          2,230,000
Effingham County IDA PCRB for Savannah Electric And Power Co. Series 1997
 (A-1/VMIG1)
  3,000,000              5.05                       01/02/98                          3,000,000
Floyd County PCRB for Georgia Power Co. First Series 1996 (A-1/VMIG1)
  4,000,000              5.05                       01/02/98                          4,000,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale/Wachovia Bank ABN/AMRO) (A-1+)
 19,000,000              3.65                       01/07/98                         19,000,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale)
 (A-1+/VMIG1)
 29,500,000              3.65                       01/07/98                         29,500,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Bonds Series 1985 B (C.S. First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC)
 (A-1+/VMIG1)
  7,200,000              3.65                       01/07/98                          7,200,000
Municipal Electric Authority of Georgia Project One Subordinated Bonds
 Series 1994 E (ABN/AMRO Bank) (A-1+/VMIG1)
 14,095,000              3.85                       01/07/98                         14,095,000
Municipal Electric Authority of Georgia Project One Subordinated Bonds
 Series 1985 B (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale LOC) (A-1+/VMIG1)
  6,000,000              3.80                       05/14/98                          6,000,000
Municipal Electric Authority of Georgia Project One Subordinated Bonds
 Series 1994 D (A-1+/VMIG1)
  4,000,000              3.70                       01/07/98                          4,000,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Bonds Series 1985 C (C.S. First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC) (A-1+/VMIG1)
  6,400,000              3.70                       01/07/98                          6,400,000
-----------------------------------------------------------------------------------------------
                                                                                 $  144,695,000
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
IDAHO--1.2%
Idaho Health Facilities RB for Holy Cross Health Systems Series 1995
 (A-1/VMIG1)
$13,000,000              4.15%                      01/07/98                     $   13,000,000
-----------------------------------------------------------------------------------------------
ILLINOIS--7.7%
Chicago GO Tender Notes Series 1997 (SP-1+/MIG1)
$17,000,000              3.65%                      02/05/98                     $   16,998,432
Illinois Health Facilities Authority VRDN for Central Dupage Hospital
 Series 1990 (Rabobank Nederland LOC ) (VMIG1)
  6,200,000              5.10                       01/02/98                          6,200,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1997 (A-1+/VMIG1)
  8,400,000              4.15                       01/07/98                          8,400,000
Illinois Health Facilities Authority VRDN for Resurrection Healthcare
 Series 1993 (VMIG1)
 18,800,000              5.05                       01/02/98                         18,800,000
Illinois Health Facilities Authority VRDN Revolving Fund Pooled Finance
 Program Series 1985 C (First National Bank of Chicago LOC) (A-1+/VMIG1)
  4,000,000              3.80                       01/07/98                          4,000,000
Illinois Health Facilities Authority VRDN Revolving Fund Pooled Finance
 Program Series 1985 D (First National Bank of Chicago LOC) (A-1+/VMIG1)
 21,000,000              3.80                       01/07/98                         21,000,000
Sauget Village PCRB VRDN for Monsanto Series 1992 (P-1)
  1,000,000              3.80                       01/07/98                          1,000,000
Sauget Village PCRB VRDN for Monsanto Series 1993 (P-1)
  1,900,000              3.80                       01/07/98                          1,900,000
Societe Generale Municipal Securities Trust Receipts RB for Chicago Midway
 Airport Series 1996 A (MBIA) (A-1+C)
  7,540,000              4.25                       01/07/98                          7,540,000
-----------------------------------------------------------------------------------------------
                                                                                 $   85,838,432
-----------------------------------------------------------------------------------------------
INDIANA--5.6%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series
 1985 B (Bank of America LOC) (VMIG1)
$ 1,600,000              3.65%                      01/07/98                     $    1,600,000
Indiana Health Facility Authority Variable Rate Hospital RB for Daughters
 of Charity National Health System
 Series 1997 E (A-1+/VMIG1)
 14,000,000              3.65                       01/07/98                         14,000,000
Jasper County PCRB for Nipsco Series 1994 A (A-1/VMIG1)
  8,500,000              5.10                       01/02/98                          8,500,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
INDIANA (CONTINUED)
Jasper County PCRB Nipsco Series 1994 C (A-1/VMIG1)
$21,500,000              5.10%                      01/02/98                     $   21,500,000
Princeton City PCRB for PSI Energy Inc. Project Series 1996 (Canadian
 Imperial Bank of Commerce) (A-1+/VMIG1)
  9,500,000              5.10                       01/02/98                          9,500,000
Warrick County PCRB for Aluminum Company of America Series 1992 (A-1)
  7,475,000              4.25                       01/07/98                          7,475,000
-----------------------------------------------------------------------------------------------
                                                                                 $   62,575,000
-----------------------------------------------------------------------------------------------
IOWA--2.2%
Chillicothe City PCRB for Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 2,400,000              3.85%                      01/07/98                     $    2,400,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A (A-1)
  2,700,000              4.00                       01/07/98                          2,700,000
Louisa County PCRB for Midwest Power Systems Inc. Series 1994 (A-1/VMIG1)
 20,000,000              4.00                       01/07/98                         20,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   25,100,000
-----------------------------------------------------------------------------------------------
KENTUCKY--4.7%
Calvert PCRB for Air Products and Chemicals, Inc. Project Series 1993 A
 (A-1)
$ 3,000,000              4.20%                      01/07/98                     $    3,000,000
Kentucky Turnpike Authority Refunding RB Trust Receipts Series 1987 A
 (Financial Security Assurance Inc.) (A-1+/VMIG1)
 23,000,000              3.90                       01/07/98                         23,000,000
Mason County Variable/Fixed Rate PCRB for East Kentucky Power Series 1984
 B (CFC) (A-1+/P-1)
 23,800,000              3.85                       01/07/98                         23,800,000
Trimble County PCRB for Louisville Gas and Electric Company Series 1996 A
 (A-1+/VMIG1)
  2,500,000              3.80                       05/12/98                          2,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   52,300,000
-----------------------------------------------------------------------------------------------
MASSACHUSETTS--1.1%
Massachusetts Bay Transportation Authority VRDN Series 1984 A (A-1+/VMIG1)
$ 2,800,000              3.75%                      03/01/98                     $    2,800,000
Massachusetts Health & Education Authority COPS for Harvard University
 Eagle Tax-Exempt Trust Series 972104, Class A (A-1+C)
 10,000,000              4.27                       01/07/98                         10,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   12,800,000
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
MICHIGAN--1.1%
Michigan Job Development Authority PCRB for Autoalliance International,
 Inc. Series 1985 (Sumitomo Bank LOC) (VMIG1)
$ 1,400,000              4.65%                      01/07/98                     $    1,400,000
Monroe County Economic Development Corp. Ltd. RB Series 1992 CC (Barclays
 Bank LOC) (P1)
  6,600,000              5.05                       01/02/98                          6,600,000
State of Michigan GO Notes (SP-1+/MIG1)
  4,000,000              4.50                       09/30/98                          4,021,798
-----------------------------------------------------------------------------------------------
                                                                                 $   12,021,798
-----------------------------------------------------------------------------------------------
MINNESOTA--0.4%
Port Authority of St. Paul VRDN for Weyerhaeuser Project Series 1993 (A/A-
 1)
$ 4,000,000              4.20%                      01/07/98                     $    4,000,000
-----------------------------------------------------------------------------------------------
MISSISSIPPI--1.9%
Grenada County Refunding RB for Georgia Pacific Corp. Series 1994
 (Sumitomo Bank LOC) (A1)
$ 1,000,000              4.50%                      01/07/98                     $    1,000,000
Perry County PCRB for Leaf River Forest Products Inc. Series 1992 (C.S.
 First Boston) (P-1)
 20,800,000              5.00                       01/02/98                         20,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $   21,800,000
-----------------------------------------------------------------------------------------------
MISSOURI--1.1%
Missouri Health & Education Facilities Authority RB Series 1984
 (A-1+/VMIG1)
$ 6,400,000              3.70%                      01/07/98                     $    6,400,000
Missouri Health & Education Facility Authority Tax-Exempt VRDN Series 1995
 B (MBIA) (A-1+)
  4,500,000              3.70                       01/07/98                          4,500,000
Missouri Environmental Improvement and Energy Resources Authority VRDN
 PCRB for Monsanto Series 1993 (P-1)
  1,500,000              3.80                       01/07/98                          1,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   12,400,000
-----------------------------------------------------------------------------------------------
MONTANA--0.3%
Montana Health Facilities Authority Health Care RB Pooled Loan Program
 Series 1985 A (FGIC) (A-1+/VMIG1)
$ 3,000,000              4.10%                      01/07/98                     $    3,000,000
-----------------------------------------------------------------------------------------------
NEVADA--2.1%
Clark County VRDN for Nevada Airport System (MBIA) (A-1/VMIG1)
$23,340,000              3.65%                      01/07/98                     $   23,340,000
-----------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.1%
New Hampshire State Business Finance Authority PCRB for New England Power
 Series 1990 B (A-1/VMIG1)
$12,000,000              3.75%                      03/20/98                     $   12,000,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
NEW JERSEY--0.9%
New Jersey TRANS Series 1998 A (A-1+/P-1)
$10,000,000              3.75%                      03/11/98                     $   10,000,000
-----------------------------------------------------------------------------------------------
NEW MEXICO--2.1%
Albuquerque Hospital RB (A-1+/VMIG1)
$ 3,000,000              4.15%                      01/07/98                     $    3,000,000
New Mexico TRANS Series 1997 (SP-1+/MIG 1)
 20,720,000              4.50                       06/30/98                         20,785,573
-----------------------------------------------------------------------------------------------
                                                                                 $   23,785,573
-----------------------------------------------------------------------------------------------
NEW YORK--8.7%
Brentwood Union Free School District TRANS Series 1997 (MIG1)
$ 5,000,000              4.25%                      06/30/98                     $    5,009,923
Great Neck, NY North Water Authority Water System RB Series 1993 A VRDN
 (FGIC) (A-1+/VMIG1)
    900,000              3.70                       01/07/98                            900,000
Municipal Assistance Corp. for The City of New York, Series K, Subseries
 K-2 (Bayerische Landesbank Girozentrale LOC) (A-1+/VMIG1)
    300,000              3.55                       01/07/98                            300,000
New York City GO RANS Fiscal 1998 Series A (National Westminster
 Bank/Morgan Guaranty Trust/Bayerische Landesbank
 Girozentrale/Westdeutsche Landesbank Girozentrale/Societe Generale
 Landesbank LOC) (A-1+/MIG1)
 50,000,000              4.50                       06/30/98                         50,175,154
New York City Health & Hospitals Corporation Health System Bonds Series
 1997 B (Canadian Imperial Bank of Commerce) (A-1+/VMIG1)
  3,000,000              3.55                       01/07/98                          3,000,000
New York City Municipal Water Finance Authority CP Notes Series 5 A
 (Bayerische Landesbank/Westdeutsche Landesbank/Landesbank Hessen-
 Thueringen LOC) (A-1+/P-1)
 10,000,000              3.80                       03/24/98                         10,000,000
New York City Puttable Tax-Exempt Receipts GO Bonds Fiscal 1995 Series D
 (MBIA) (VMIG1)
  7,000,000              4.15                       01/07/98                          7,000,000
New York City Trust for Cultural Resources Adjustable Rate RB for the
 American Museum of Natural History Series 1991B (MBIA) (A-1+/VMIG1)
  3,200,000              3.55                       01/07/98                          3,200,000
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 A-1 (MBIA) (A-1+/VMIG1)
  6,135,000              3.70                       01/07/98                          6,135,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 Series A-2 (MBIA) (A-1+/VMIG1)
$   700,000              3.60%                      01/07/98                     $      700,000
New York State Energy Research & Development Authority PCRB for Orange and
 Rockland Utilities Series 1994 A (FGIC) (A-1+/VMIG1)
  1,700,000              3.55                       01/07/98                          1,700,000
New York State Energy Research & Development Authority PCRB Rochester Gas
 and Electric Corp. Series 1997 B (MBIA) (A-1+/VMIG1)
  5,000,000              3.70                       01/07/98                          5,000,000
New York State Local Government Assistance Corp. VRDN Series 1995 C
 (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
  3,100,000              3.55                       01/07/98                          3,100,000
New York State Local Government Assistance Corp. VRDN Series 1995 F
 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
  1,000,000              3.50                       01/07/98                          1,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   97,220,077
-----------------------------------------------------------------------------------------------
NORTH CAROLINA--2.6%
North Carolina Medical Care Community RB for Moses H. Cone Memorial
 Hospital Project Series 1993 (A-1+)
$ 5,000,000              4.15%                      01/07/98                        $ 5,000,000
Person County PCRB for Carolina Power & Light Series 1992 A (A-1/P-1)
 16,400,000              3.90                       01/07/98                         16,400,000
Rockingham County IDA PCRB for Philip Morris Company Series 1992 (VMIG1)
  7,700,000              4.00                       01/07/98                          7,700,000
-----------------------------------------------------------------------------------------------
                                                                                 $   29,100,000
-----------------------------------------------------------------------------------------------
OHIO--1.2%
Columbus Electric System Series 1984 RB (Union Bank of Switzerland LOC)
 (VMIG1)
$11,500,000              3.70%                      01/07/98                     $   11,500,000
Franklin County Hospital RB for Holy Cross Health System Series 1995 (A-
 1+/VMIG1)
  1,400,000              4.15                       01/07/98                          1,400,000
-----------------------------------------------------------------------------------------------
                                                                                 $   12,900,000
-----------------------------------------------------------------------------------------------
PENNSYLVANIA--3.7%
Delaware County IDA PCRB For BP Oil Inc. Project Series 1985 (A-1+/P-1)
$ 6,600,000              4.90%                      01/02/98                     $    6,600,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)
Pennsylvania GO Bond Eagle Tax Exempt Trust Class A COPS First Series 1994
 (AMBAC) (A-1+C)
$13,000,000              4.27%                      01/07/98                     $   13,000,000
Pennsylvania TRANS Series 1997-1998 (SP-1+/MIG1)
 18,000,000              4.50                       06/30/98                         18,064,102
Philadelphia School District TRANS Series 1997- 98 (Commerzbank) (SP-
 1+/MIG1)
  4,000,000              4.50                       06/30/98                          4,011,899
-----------------------------------------------------------------------------------------------
                                                                                 $   41,676,001
-----------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.8%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (CFC) (A-1+/VMIG1)
$ 8,675,000              3.85%                      01/07/98                     $    8,675,000
-----------------------------------------------------------------------------------------------
TENNESSEE--0.2%
Blount County PCRB for Aluminum Company of America Series 1992 (A-1)
$ 2,450,000              4.25%                      01/07/98                     $    2,450,000
-----------------------------------------------------------------------------------------------
TEXAS--18.6%
Coastal Bend Health Facilities Development Corp. RB Series 1997 (First
 National Bank of Chicago) (VMIG1)
$ 1,000,000              4.15%                      01/07/98                     $    1,000,000
Gulf Coast Waste Disposal Authority PCRB for Monsanto Series 1996 (P-1)
  5,300,000              3.80                       01/07/98                          5,300,000
Harris County Health Facilities Development Corp. RB for St. Luke's
 Episcopal Hospital Series 1997 B (A-1+)
 16,300,000              5.00                       01/02/98                         16,300,000
Harris County Health Facilities Development Corp. RB For Methodist
 Hospital Series 1994 (A-1+)
 31,500,000              4.90                       01/02/98                         31,500,000
Harris County Health Facilities Development Corp. Series 1997 A
 (A-1+C/VMIG1)
  9,000,000              3.70                       03/13/98                          9,000,000
Harris County Hospital RB for Childrens Hospital Series 1989 B-2 (VMIG1)
  5,000,000              3.70                       01/07/98                          5,000,000
Houston GO CP Notes Series A (A-1+/P-1)
 15,000,000              3.75                       05/13/98                         15,000,000
Lower Colorado River Authority CP Notes Series B (A-1+/P-1)
  7,000,000              3.80                       04/07/98                          7,000,000
 10,400,000              3.75                       05/15/98                         10,400,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
San Antonio Electric & Gas System Revenue & Refunding Bonds New Series
 1997 SG 104 & SG 105 (AA/A-1)
$17,000,000              4.25%                      01/07/98                     $   17,000,000
San Antonio Electric & Gas Systems CP Notes Series A (A-1+/P-1)
 10,000,000              3.75                       01/15/98                         10,000,000
  9,900,000              3.70                       04/16/98                          9,900,000
 10,000,000              3.75                       05/26/98                         10,000,000
State of Texas TRANS Series 1997 B (A-1+/P-1)
  5,000,000              3.70                       02/25/98                          5,000,000
State of Texas TRANS Series 1997 A (SP-1+/MIG1)
 44,310,000              4.75                       08/31/98                         44,571,573
Travis County Health Facilities Development Variable Rate RB For Charity
 Obligation Group Series 1997 E (A-1+/VMIG1)
  6,900,000              3.65                       01/07/98                          6,900,000
Waco Health Facilities Development Co. Variable Rate RB For Charity
 Obligation Group Series 1997 E (A-1+/VMIG1)
  5,000,000              3.65                       01/07/98                          5,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $  208,871,573
-----------------------------------------------------------------------------------------------
VIRGINIA--4.7%
Chesterfield County IDA PCRB for Philip Morris Companies, Inc. Series 1992
 (A-1/P-1)
$14,700,000              4.00%                      01/07/98                     $   14,700,000
Louisa PCRB for Virginia Electric & Power Series 1984 (A-1/VMIG1)
  4,000,000              3.85                       03/13/98                          4,000,000
  3,900,000              3.85                       03/18/98                          3,900,000
  4,000,000              3.85                       03/31/98                          4,000,000
  2,000,000              3.85                       03/24/98                          2,000,000
Richmond VRDN Public Utility Revenue Notes Series A (A-1/VMIG1)
 10,000,000              4.20                       01/07/98                         10,000,000
Roanoke City IDA VRDN for Carilion Health Systems Hospital Series A
 (A-1/VMIG1)
  4,000,000              4.10                       01/07/98                          4,000,000
Roanoke City IDA VRDN for Carilion Health Systems Series B (A-1+/VMIG1)
  1,000,000              4.10                       01/07/98                          1,000,000
York County IDA PCRB for Virginia Electric & Power Series 1985
 (A-1+/VMIG1)
  9,000,000              3.90                       02/09/98                          9,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   52,600,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost

---------------------------------------------------------------------------------------------
WASHINGTON--3.4%
King County Sewer Revenue BANS Series A (A-1/P-1)
$10,000,000             3.75%                    04/15/98                   $   10,000,000
  4,600,000             3.75                     04/16/98                        4,600,000
Washington Health Care Facilities Authority Series 1985 B
 (A-1+/VMIG1)
  5,110,000             5.00                     01/02/98                        5,110,000
Washington Health Care Facilities Authority Series 1985 D
 (A-1+/VMIG1)
  3,100,000             5.00                     01/02/98                        3,100,000
Washington Health Care Facilities Authority Series 1985 E
 (A-1+/VMIG1)
  4,200,000             5.00                     01/02/98                        4,200,000
Washington Health Care Facilities Authority VRDN for Fred Hutchinson
 Cancer Research Center Series 1991 A (Morgan Guaranty Trust LOC)
 (VMIG1)
  5,225,000             5.10                     01/02/98                        5,225,000
Washington Health Care Facilities Authority VRDN for Fred Hutchinson
 Cancer Research Center Series 1996 (Morgan Guaranty Trust LOC) (VMIG1)
  5,595,000             5.10                     01/02/98                        5,595,000
---------------------------------------------------------------------------------------------
                                                                            $   37,830,000
---------------------------------------------------------------------------------------------
WISCONSIN--2.8%
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series 1994 (P-
 1)
$ 8,000,000             4.20%                    01/07/98                   $    8,000,000
State of Wisconsin Operating Notes Series 1997 (SP-1+/MIG1)
  6,800,000             4.50                     06/15/98                        6,820,592
State of Wisconsin Operating Notes Series 1997-2 (SP-1+/MIG1)
 10,000,000             4.50                     06/15/98                       10,033,691
Wisconsin Health & Educational Facilities Authority Variable Rate RB
 for Wheaton Franciscan Services Series 1997 (Toronto Dominion Bank)
 (A-1+/VMIG1)
  6,575,000             4.10                     01/07/98                        6,575,000
---------------------------------------------------------------------------------------------
                                                                            $   31,429,283
---------------------------------------------------------------------------------------------
WYOMING--0.1%
Sweetwater PCRB for Pacificorp Project Series 1990 A (C.S. First Boston
 LOC) (VMIG1)
$ 1,500,000             3.65%                    01/07/98                   $    1,500,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,188,671,470(a)
---------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

INVESTMENT ABBREVIATIONS:

 ACES    --Adjustable Convertible Extendible Securities
 AMBAC   --Insured by American Municipal Bond Assurance Corp.
 BANS    --Bond Anticipation Note
 CFC     --Unconditionally Guaranteed by CFC, Cooperative Finance Corp.
 COPS    --Certificates of Participation
 CP      --Commercial Paper
 FGIC    --Insured by Financial Guaranty Insurance Co.
 GO      --General Obligation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB    --Industrial Development Revenue Bond
 LOC     --Letter of Credit
 MBIA    --Insured by Municipal Bond Investors Assurance
 MF Hsg. --Multi-Family Housing
 PCRB    --Pollution Control Revenue Bond
 RANS    --Revenue Anticipation Notes
 RB      --Revenue Bond
 TRANS   --Tax Revenue Anticipation Notes
 VRDN    --Variable Rate Demand Note

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997

--------------------------------------------------------------------------------

                                       PRIME                        PREMIUM
                                    OBLIGATIONS     MONEY MARKET  MONEY MARKET
                                        FUND            FUND          FUND
                                              --------------------------------
ASSETS:
Investments in securities, at
 value based on amortized cost     $4,469,716,189  $5,077,628,672 $226,904,703
Cash                                      724,728             --        70,643
Interest receivable                    26,750,497      33,332,928      391,533
Deferred organization expenses,
 net                                          --           12,432          --
Other assets                                5,061         293,555       64,141
------------------------------------------------------------------------------
  TOTAL ASSETS                      4,497,196,475   5,111,267,587  227,431,020
------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                             35,000,000     177,216,947    4,999,518
Due to bank                                   --           90,617          --
Dividends payable                      22,829,936      28,027,343    1,308,135
Accrued expenses and other
 liabilities                            1,120,150       1,595,937      102,078
------------------------------------------------------------------------------
  TOTAL LIABILITIES                    58,950,086     206,930,844    6,409,731
------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                     4,438,254,520   4,904,335,361  221,021,289
Accumulated undistributed net
 investment income                            --              --           --
Accumulated undistributed net
 realized gain (loss) on
 investments                               (8,131)          1,382          --
------------------------------------------------------------------------------
  NET ASSETS                       $4,438,246,389  $4,904,336,743 $221,021,289
------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share
 (net assets/shares outstanding)            $1.00           $1.00        $1.00
------------------------------------------------------------------------------
SHARES OUTSTANDING:
FST shares                          3,867,740,474   4,346,515,706  218,192,392
FST Preferred shares                  152,770,028      20,258,602      557,827
FST Administration shares             241,610,519     221,253,373    1,456,698
FST Service shares                    176,133,499     316,307,680      814,372
------------------------------------------------------------------------------
Total shares of beneficial
 interest outstanding, $0.001 par
 value (unlimited number of
 shares authorized)                 4,438,254,520   4,904,335,361  221,021,289
------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   TREASURY       TREASURY                                     TAX-FREE
 OBLIGATIONS    INSTRUMENTS    GOVERNMENT      FEDERAL       MONEY MARKET
     FUND           FUND          FUND           FUND            FUND
---------------------------------------------------------------------------
$3,522,502,423  $516,935,549 $2,404,187,810 $2,229,360,388  $1,188,671,470
        14,370        70,699         69,034         51,898         491,011
    10,248,818     5,333,790      9,708,940      3,566,555       7,168,593
           --            --             --             --           24,080
           --            --         313,847            399         117,318
---------------------------------------------------------------------------
 3,532,765,611   522,340,038  2,414,279,631  2,232,979,240   1,196,472,472
---------------------------------------------------------------------------
           --            --      35,917,844     50,000,000      72,470,257
           --            --             --             --              --
    16,541,636     1,395,025     11,581,411      8,197,468       3,439,031
     1,069,932       187,997      1,090,263        944,335         377,021
---------------------------------------------------------------------------
    17,611,568     1,583,022     48,589,518     59,141,803      76,286,309
---------------------------------------------------------------------------
 3,515,154,043   520,755,638  2,365,690,113  2,173,836,797   1,120,201,103
           --            --             --           8,313             --
           --          1,378            --          (7,673)        (14,940)
---------------------------------------------------------------------------
$3,515,154,043  $520,757,016 $2,365,690,113 $2,173,837,437  $1,120,186,163
---------------------------------------------------------------------------
         $1.00         $1.00          $1.00          $1.00           $1.00
---------------------------------------------------------------------------
 2,217,903,808   496,418,745  1,478,535,045  1,125,680,906     939,421,140
   245,360,997         1,539      7,146,792    194,374,977      35,151,663
   738,895,099     4,159,015    299,801,906    625,333,945     103,049,763
   312,994,139    20,176,339    580,206,370    228,446,969      42,578,537
---------------------------------------------------------------------------
 3,515,154,043   520,755,638  2,365,690,113  2,173,836,797   1,120,201,103
---------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                           PRIME                      PREMIUM
                                        OBLIGATIONS   MONEY MARKET  MONEY MARKET
                                            FUND          FUND        FUND(A)
                                               ---------------------------------
INVESTMENT INCOME:
Interest Income                         $288,754,558  $277,371,948   $4,265,812
--------------------------------------------------------------------------------
EXPENSES:
Management fees                           10,499,297    10,006,793      154,238
Custodian fees                               660,532       568,180       20,086
Registration fees                            144,676       532,913      118,335
Professional fees                            105,490        29,237        5,834
Amortization of deferred organization
 expenses                                        --          9,041          --
Trustees' fees                                60,895        36,307          590
Other                                        264,396       109,004       26,895
--------------------------------------------------------------------------------
  TOTAL EXPENSES                          11,735,286    11,291,475      325,978
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs                (2,511,530)   (2,500,163)    (268,308)
--------------------------------------------------------------------------------
  Net expenses                             9,223,756     8,791,312       57,670
  Preferred share fees                       181,303        55,349          131
  Administration share fees                  662,090       780,489       13,845
  Service share fees                         707,816     1,514,944          114
--------------------------------------------------------------------------------
  NET EXPENSES AND SHARE FEES             10,774,965    11,142,094       71,760
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                    277,979,593   266,229,854    4,194,052
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT
 TRANSACTIONS                                 15,992        32,849          --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $277,995,585  $266,262,703   $4,194,052
--------------------------------------------------------------------------------

(a) Commencement date of operations for the Premium Money Market, Treasury Instruments and the Federal Fund was August 1, 1997, March 3, 1997 and February 28, 1997, respectively.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   TREASURY       TREASURY                                             TAX-FREE
 OBLIGATIONS     INSTRUMENTS       GOVERNMENT         FEDERAL        MONEY MARKET
     FUND          FUND(A)            FUND            FUND(A)            FUND
---------------------------------------------------------------------------------
 $173,797,289    $11,914,704      $117,069,858      $53,521,252      $30,453,737
---------------------------------------------------------------------------------
    6,427,023        463,681         4,296,324        1,967,724        1,694,448
      455,269         39,985           318,894          114,477           33,896
      202,135        123,596           340,455          514,252          160,249
       46,344          7,077            17,117           12,440           13,000
          --             --                --               --            15,582
       24,127          1,430            11,181            4,810            4,383
      164,848         18,108            39,432           22,210           27,076
---------------------------------------------------------------------------------
    7,319,746        653,877         5,023,403        2,635,913        1,948,634
  (1,671,542)       (242,977)       (1,246,079)        (911,622)        (455,966)
---------------------------------------------------------------------------------
    5,648,204        410,900         3,777,324        1,724,291        1,492,668
      107,309              1            27,961           66,047           15,965
    1,741,440          3,240           649,313          353,083          241,784
    1,201,356        112,501         2,533,854          482,096          166,974
---------------------------------------------------------------------------------
    8,698,309        526,642         6,988,452        2,625,517        1,917,391
---------------------------------------------------------------------------------
  165,098,980     11,388,062       110,081,406       50,895,735       28,536,346
---------------------------------------------------------------------------------
      300,712         89,851           127,727           (7,673)          (2,081)
---------------------------------------------------------------------------------
 $165,399,692    $11,477,913      $110,209,133      $50,888,062      $28,534,265
---------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                  PRIME                             PREMIUM
                               OBLIGATIONS       MONEY MARKET     MONEY MARKET
                                   FUND              FUND           FUND(A)
                             --------------------------------------------------
FROM OPERATIONS:
Net investment income        $    277,979,593  $    266,229,854  $    4,194,052
Net realized gain (loss) on
 investment transactions               15,992            32,849               0
--------------------------------------------------------------------------------
  Net increase in net as-
   sets resulting from op-
   erations                       277,995,585       266,262,703       4,194,052
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLD-
 ERS FROM:
Net investment income
  FST shares                     (247,361,553)     (231,700,902)     (3,890,656)
  FST Preferred shares             (9,751,263)       (3,010,280)         (7,210)
  FST Administration shares       (13,824,313)      (16,410,842)       (295,011)
  FST Service shares               (7,042,464)      (15,107,830)         (1,175)
Net realized gain on in-
 vestment transactions
  FST shares                          (22,695)          (24,966)            --
  FST Preferred shares                   (752)             (571)            --
  FST Administration shares            (1,302)              (31)            --
  FST Service shares                     (464)           (6,853)            --
--------------------------------------------------------------------------------
  Total distributions to
   shareholders                  (278,004,806)     (266,262,275)     (4,194,052)
--------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS (AT
 $1.00 PER SHARE):
Proceeds from sales of
 shares                        53,179,415,600    68,053,947,094   1,075,863,230
Reinvestment of dividends
 and distributions                112,453,328       134,114,443       1,495,718
Cost of shares repurchased    (53,213,589,524)  (66,241,742,997)   (856,337,659)
--------------------------------------------------------------------------------
  Net increase in net as-
   sets resulting from
   share
   transactions                    78,279,404     1,946,318,540     221,021,289
--------------------------------------------------------------------------------
  Total increase                   78,270,183     1,946,318,968     221,021,289
NET ASSETS:
Beginning of period             4,359,976,206     2,958,017,775             --
--------------------------------------------------------------------------------
End of period                $  4,438,246,389  $  4,904,336,743  $  221,021,289
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --              --
--------------------------------------------------------------------------------

(a) Commencement date of operations for the Premium Money Market, Treasury Instruments and the Federal Fund was August 1, 1997, March 3, 1997 and February 28, 1997, respectively.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    TREASURY          TREASURY                                            TAX-FREE
   OBLIGATIONS       INSTRUMENTS       GOVERNMENT         FEDERAL       MONEY MARKET
      FUND             FUND(A)            FUND            FUND(A)           FUND
---------------------------------------------------------------------------------------
$     165,098,980  $    11,388,062  $    110,081,406  $    50,895,735  $    28,536,346
          300,712           89,851           127,727           (7,673)          (2,081)
---------------------------------------------------------------------------------------
      165,399,692       11,477,913       110,209,133       50,888,062       28,534,265
---------------------------------------------------------------------------------------
    (112,020,839)      (10,293,085)      (70,362,803)     (35,377,629)     (23,828,347)
      (5,711,597)              (45)       (1,492,230)      (3,504,242)        (542,008)
     (35,669,978)          (62,666)      (13,365,067)      (7,278,709)      (3,161,663)
     (11,696,566)       (1,032,266)      (24,861,306)      (4,726,842)      (1,004,328)
        (253,465)          (78,370)          (94,763)             --               --
          (9,681)               (1)           (1,310)             --               --
         (92,228)             (459)          (15,668)             --               --
         (25,376)           (9,643)          (42,470)             --               --
---------------------------------------------------------------------------------------
    (165,479,730)      (11,476,535)     (110,235,617)     (50,887,422)     (28,536,346)
---------------------------------------------------------------------------------------
   30,901,418,469    1,886,752,702    20,842,203,467    7,175,698,490    6,856,129,085
       61,924,789        3,001,270        30,237,427       17,286,075        8,395,593
 (30,543,252,110)   (1,368,998,334)  (19,734,267,186)  (5,019,147,768)  (6,285,421,492)
---------------------------------------------------------------------------------------
      420,091,148      520,755,638     1,138,173,708    2,173,836,797      579,103,186
---------------------------------------------------------------------------------------
      420,011,110      520,757,016     1,138,147,224    2,173,837,437      579,101,105
    3,095,142,933              --      1,227,542,889              --       541,085,058
---------------------------------------------------------------------------------------
$   3,515,154,043  $   520,757,016  $  2,365,690,113  $ 2,173,837,437  $ 1,120,186,163
---------------------------------------------------------------------------------------
              --               --                --             8,313              --
---------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                               PRIME                              TREASURY                           TAX-FREE
                            OBLIGATIONS       MONEY MARKET      OBLIGATIONS        GOVERNMENT      MONEY MARKET
                                FUND              FUND              FUND              FUND             FUND
                          ---------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income     $    263,491,381  $    162,277,598  $    124,545,016  $     65,841,904  $    18,529,517
Net realized gain (loss)
 on
 investment transactions           105,304           189,110           587,091           136,538           (5,995)
-----------------------------------------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting
  from operations              263,596,685       162,466,708       125,132,107        65,978,442       18,523,522
 ---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
Net investment income
 FST shares                   (245,389,523)     (149,928,272)      (93,857,124)      (48,867,861)     (15,981,710)
 FST Preferred shares           (2,239,677)         (162,278)         (797,088)          (19,753)        (431,737)
 FST Administration
  shares                       (10,697,750)       (9,558,151)      (21,870,105)       (5,023,737)      (1,593,538)
 FST Service shares             (5,164,431)       (2,628,897)       (8,020,699)      (11,930,553)        (522,532)
Net realized gain on
 investment transactions
 FST shares                       (128,847)         (173,838)         (385,734)          (81,682)              --
 FST Preferred shares               (1,177)             (188)           (3,276)              (33)              --
 FST Administration
  shares                            (5,617)          (11,082)          (89,882)           (8,397)              --
 FST Service shares                 (2,712)           (3,048)          (32,963)          (19,942)              --
 ----------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders                (263,629,734)     (162,465,754)     (125,056,871)      (65,951,958)     (18,529,517)
 ---------------------------------------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
Proceeds from sales of
 shares                     48,481,127,400    44,257,102,764    20,383,057,696    14,111,648,633    4,669,259,507
Reinvestment of
 dividends and
 distributions                 126,514,648        91,077,089        45,060,831        21,912,928        6,495,873
Cost of shares repur-
 chased                    (47,756,596,271)  (43,600,991,427)  (19,343,068,853)  (13,746,823,336)  (4,623,830,243)
-----------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting
  from share
  transactions                 851,045,777       747,188,426     1,085,049,674       386,738,225       51,925,137
 ---------------------------------------------------------------------------------------------------------------
 Total increase                851,012,728       747,189,380     1,085,124,910       386,764,709       51,919,142
NET ASSETS:
Beginning of year            3,508,963,478     2,210,828,395     2,010,018,023       840,778,180      489,165,916
-----------------------------------------------------------------------------------------------------------------
End of year               $  4,359,976,206  $  2,958,017,775  $  3,095,142,933  $  1,227,542,889  $   541,085,058
-----------------------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Money Market Trust was reorganized from a Massachusetts business trust to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Financial Square consists of nine diversified funds: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market, Municipal Money Market (inactive as of December 31, 1997). The Financial Square Funds offer four classes of shares: FST shares, FST Preferred shares, FST Administration shares and FST Service shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1997, the Funds' tax year end, the following funds had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                                                      Years of
       Fund                                                   Amount Expiration
       ----                                                   ------ ----------
Federal...................................................... $7,673      2005
Tax-Free Money Market........................................ 14,940 2003-2005

D. Deferred Organization Expenses--
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. Expenses--
Expenses incurred by the Funds that do not specifically relate to an individual fund are generally allocated to the Funds based on each Fund's relative average net assets for the period.
 Shareholders of FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

3. AGREEMENTS
As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), manages the portfolios of the Funds, subject to general supervision by the Trust's Board of Trustees and administers each Fund's business affairs, including providing facilities. As compensation for the services rendered under the Investment Management Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 For the year ended December 31, 1997, GSAM has voluntarily agreed to waive a portion of its management fee. In addition, GSAM has limited certain of each of the Fund's expenses (excluding management fees, service organization fees, taxes, interest, brokerage commissions and extraordinary expenses) to the extent that such expenses exceed .01% per annum of the Fund's average daily net assets. These reimbursement amounts are included in "Other assets" in the accompanying Statement of Assets and Liabilities.
 Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no fee.
 The following chart outlines the fee waivers and expense reimbursements for the year ended December 31, 1997 and amounts owed to and due from GSAM at December 31, 1997 (in thousands):

                                                      Amounts
                 Management  Expense          Amounts   due
                    Fees    Reimburse-        due to   from
Fund               Waived     ments    Total   GSAM    GSAM
-------------------------------------------------------------
Prime
 Obligations
 Fund              $1,793      $719    $2,512  $852     --
-------------------------------------------------------------
Money
 Market Fund        1,708       792     2,500   863    $287
-------------------------------------------------------------
Premium Money
 Market Fund          104       164       268    21     64
-------------------------------------------------------------
Treasury
 Obligations
 Fund               1,098       574     1,672   530     --
-------------------------------------------------------------
Treasury
 Instruments
 Fund                  80       163       243   105     --
-------------------------------------------------------------
Government Fund       733       513     1,246   366     314
-------------------------------------------------------------
Federal Fund          345       567       912   284     --
-------------------------------------------------------------
Tax-Free Money
 Market Fund          289       167       456   165     116

4. PREFERRED, ADMINISTRATION AND SERVICE PLANS
The Funds have adopted Preferred, Administration and Service Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Preferred, Administration and Service Plans provide for compensation to the service organizations in an amount up to
 .10%, .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

5.LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1997, the Funds did not have any borrowings under this facility.

6.REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at a custodian.

7.JOINT REPURCHASE AGREEMENT ACCOUNTS
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
 At December 31, 1997, the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $404,500,000, $389,700,000, $66,900,000, $1,024,200,000 and $336,400,000 in
principal amount, respectively. At December 31, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

Principal                Interest                     Maturity                       Amortized
Amount                     Rate                         Date                            Cost
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Chase Manhattan Securities, dated 12/31/97, repurchase price $200,061,111
 (total collateral value $204,001,955 consisting of U.S. Treasury Notes:
 5.50%-8.75%, 02/15/00-08/31/00)
 $200,000,000             5.50%                       01/02/98                       $200,000,000
Donaldson, Lufkin & Jenrette, Inc., dated 12/31/97, repurchase price
 $510,185,583 (total collateral value $520,200,021 consisting of U.S. Trea-
 sury Notes: 5.13%-8.13%, 01/31/98-02/15/04; U.S. Treasury Interest only
 Stripped Securities: 02/15/98-02/15/04; U.S. Treasury Stripped Principal
 Security: 08/15/01; U.S. Treasury Bill: 05/14/98)
  510,000,000              6.55                       01/02/98                        510,000,000
Swiss Bank Corp., dated 12/31/97, repurchase price $735,367,495 (total col-
 lateral value $749,834,669 consisting of U.S. Treasury Notes: 4.75%-8.50%,
 02/15/98-11/15/05; U.S. Treasury Inflation Indexed Bond: 3.38%, 01/15/07;
 U.S. Treasury Bills: 01/15/98-10/15/98; U.S. Treasury Bonds: 10.75%-11.13%,
 08/15/03-08/15/05)
  735,100,000              6.55                       01/02/98                        735,100,000
Swiss Bank Corp., dated 12/31/97, repurchase price $300,091,667 (total col-
 lateral value $306,013,333 consisting of U.S. Treasury Notes: 4.75%-8.50%,
 02/15/98-11/15/05; U.S. Treasury Inflation Indexed Bond: 3.38%, 01/15/07;
 U.S. Treasury Bills: 01/15/98-10/15/98; U.S. Treasury Bonds: 10.75%-11.13%,
 08/15/03-08/15/05)
  300,000,000              5.50                       01/02/98                        300,000,000
Salomon-Smith Barney, Inc., dated 12/31/97, repurchase price $1,000,369,444
 (total collateral value $1,020,528,930 consisting of U.S. Treasury Stripped
 Interest Only Securities: 02/15/98-11/15/04; U.S. Treasury Stripped Princi-
 pal Only Securities: 5.75%-11.63%, 02/15/98-11/15/04; U.S. Treasury Bill:
 10/15/98)
1,000,000,000              6.65                       01/02/98                      1,000,000,000
-------------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                           $2,745,100,000
-------------------------------------------------------------------------------------------------

8.OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1997

--------------------------------------------------------------------------------

9. SUMMARY OF SHARE TRANSACTIONS
Share activity for the year ended December 31, 1997 is as follows:

                                   PRIME                           PREMIUM
                                OBLIGATIONS     MONEY MARKET    MONEY MARKET
                                   FUND             FUND           FUND(A)
 FST SHARES:
 Shares sold                   47,147,215,061   63,982,789,001  1,031,854,202
 Reinvestment of dividends
  and distributions               103,377,234      118,914,805      1,491,071
 Shares repurchased           (47,284,643,891) (62,295,549,107)  (815,152,881)
------------------------------------------------------------------------------
                                 (34,051,596)    1,806,154,699    218,192,392
------------------------------------------------------------------------------
 FST PREFERRED SHARES:
 Shares sold                    1,624,299,212      754,498,086        553,233
 Reinvestment of dividends
  and distributions                 1,010,173        1,861,300          4,594
 Shares repurchased            (1,599,668,091)    (753,611,334)             0
------------------------------------------------------------------------------
                                   25,641,294        2,748,052        557,827
------------------------------------------------------------------------------
 FST ADMINISTRATION SHARES:
 Shares sold                    2,052,177,068    2,237,080,367     42,641,449
 Reinvestment of dividends
  and distributions                 4,016,672       11,388,582             27
 Shares repurchased            (2,030,483,474)  (2,192,980,303)   (41,184,778)
------------------------------------------------------------------------------
                                   25,710,266       55,488,646      1,456,698
------------------------------------------------------------------------------
 FST SERVICE SHARES:
 Shares sold                    2,355,724,259    1,079,579,640        814,346
 Reinvestment of dividends
  and distributions                 4,049,249        1,949,756             26
 Shares repurchased           (2,298,794,068)     (999,602,253)             0
------------------------------------------------------------------------------
                                   60,979,440       81,927,143        814,372
------------------------------------------------------------------------------
 Net increase in shares            78,279,404    1,946,318,540    221,021,289
------------------------------------------------------------------------------

(a) Commencement date of operations for the Premium Money Market, Treasury Instruments and the Federal Fund was August 1, 1997, March 3, 1997 and February 28, 1997, respectively.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     TREASURY         TREASURY                                         TAX-FREE
   OBLIGATIONS      INSTRUMENTS      GOVERNMENT        FEDERAL       MONEY MARKET
       FUND           FUND(A)           FUND           FUND(A)           FUND
  21,293,469,586    1,757,063,242   16,068,538,976   4,332,722,729   6,019,992,055
      39,794,793        2,990,503       25,573,363      11,815,388       6,844,739
 (21,406,328,023)  (1,263,635,000) (15,474,321,199) (3,218,857,211) (5,528,265,772)
-----------------------------------------------------------------------------------
     (73,063,644)     496,418,745      619,791,140   1,125,680,906     498,571,022
-----------------------------------------------------------------------------------
   1,389,183,384            1,500      141,301,549     300,365,996     271,642,865
       1,089,957               39          164,952       2,470,479          87,192
  (1,191,548,937)               0     (134,432,139)   (108,461,498)   (265,308,952)
-----------------------------------------------------------------------------------
     198,724,404            1,539        7,034,362     194,374,977       6,421,105
-----------------------------------------------------------------------------------
   5,271,440,356        9,051,015    2,286,537,497   1,298,319,389     271,268,796
      12,077,349            5,093        2,533,048       1,136,485         865,271
  (5,081,525,991)      (4,897,093)  (2,134,371,808)   (674,121,929)   (220,746,099)
-----------------------------------------------------------------------------------
     201,991,714        4,159,015      154,698,737     625,333,945      51,387,968
-----------------------------------------------------------------------------------
   2,947,325,143      120,636,945    2,345,825,445   1,244,406,778     293,225,369
       8,962,690            5,635        1,966,064       1,747,321         598,391
  (2,863,849,159)    (100,466,241)  (1,991,142,040) (1,017,707,130)   (271,100,669)
-----------------------------------------------------------------------------------
      92,438,674       20,176,339      356,649,469     228,446,969      22,723,091
-----------------------------------------------------------------------------------
     420,091,148      520,755,638    1,138,173,708   2,173,836,797     579,103,186
-----------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1997

--------------------------------------------------------------------------------

Share activity for the year ended December 31, 1996 is as follows:

                                                                                                   TAX-FREE
                          PRIME OBLIGATIONS  MONEY MARKET        TREASURY        GOVERNMENT      MONEY MARKET
                                FUND             FUND        OBLIGATIONS FUND       FUND             FUND
  FST SHARES:
  Shares sold               44,941,258,260   41,611,799,874   15,303,462,361    11,674,849,553   4,186,677,890
  Reinvestment of
   dividends and
   distributions               120,569,689       84,724,371       33,617,264        19,640,980       4,879,667
  Shares repurchased       (44,455,790,432) (41,225,360,339) (14,633,812,470)  (11,579,631,835) (4,199,081,918)
---------------------------------------------------------------------------------------------------------------
                               606,037,517      471,163,906      703,267,155       114,858,698      (7,524,361)
---------------------------------------------------------------------------------------------------------------
  FST PREFERRED SHARES:
  Shares sold                  377,996,154       77,361,171       94,309,002         8,202,329      65,543,581
  Reinvestment of
   dividends and
   distributions                     6,257           76,227          473,231             7,480         322,508
  Shares repurchased          (250,873,677)     (59,926,848)     (48,145,640)       (8,097,379)    (37,135,531)
---------------------------------------------------------------------------------------------------------------
                               127,128,734       17,510,550       46,636,593           112,430      28,730,558
---------------------------------------------------------------------------------------------------------------
  FST ADMINISTRATION
   SHARES:
  Shares sold                1,718,885,581    2,097,089,351    2,868,056,191     1,074,614,378     177,906,627
  Reinvestment of
   dividends and
   distributions                 2,721,453        5,879,304        4,640,302         1,055,828         844,377
  Shares repurchased        (1,653,602,695)  (2,074,616,324)  (2,618,986,546)   (1,012,951,862)   (148,027,716)
---------------------------------------------------------------------------------------------------------------
                                68,004,339       28,352,331      253,709,947        62,718,344      30,723,288
---------------------------------------------------------------------------------------------------------------
  FST SERVICE SHARES:
  Shares sold                1,442,987,405      470,852,368    2,117,230,142     1,353,982,373     239,131,409
  Reinvestment of
   dividends and
   distributions                 3,217,249          397,187        6,330,034         1,208,640         449,321
  Shares repurchased        (1,396,329,467)    (241,087,916)  (2,042,124,197)   (1,146,142,260)   (239,585,078)
---------------------------------------------------------------------------------------------------------------
                                49,875,187      230,161,639       81,435,979       209,048,753          (4,348)
---------------------------------------------------------------------------------------------------------------
  Net increase in shares       851,045,777      747,188,426    1,085,049,674       386,738,225      51,925,137

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0546       $ --        $0.0546     $(0.0546)     $1.00     5.60%
1997-FST Pre-
ferred shares...     1.00     0.0538         --         0.0538      (0.0538)      1.00     5.50
1997-FST Admin-
istration
shares..........     1.00     0.0522         --         0.0522      (0.0522)      1.00     5.34
1997-FST Service
shares..........     1.00     0.0498         --         0.0498      (0.0498)      1.00     5.08
1996-FST
shares..........     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41
1996-FST Pre-
ferred
Shares (c)......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88
1995-FST
shares..........     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)
1994-FST Pre-
ferred
Shares (d)......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)
1994-FST Service
shares (d)......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66
1993-FST
shares..........     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75
1993-FST Admin-
istration
shares (e)......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23
1992-FST
shares..........     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99
1992-FST Service
shares (e)......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)
FOR THE PERIOD MARCH 8, 1990 (F) THROUGH JANUARY 31,
----------------------------------------------------
1991-FST
shares..........     1.00     0.0727         --          .0727      (0.0727)      1.00     8.27(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       ------------------------
                               RATIO OF NET    NET                 RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        5.46%    $3,867,739    0.23%        5.41%
1997-FST Pre-
ferred shares...      0.28         5.38        152,767    0.33         5.33
1997-FST Admin-
istration
shares..........      0.43         5.22        241,607    0.48         5.17
1997-FST Service
shares..........      0.68         4.97        176,133    0.73         4.92
1996-FST
shares..........      0.18         5.29      3,901,797    0.23         5.24
1996-FST Pre-
ferred
Shares (c)......      0.28(b)      5.19(b)     127,126    0.33(b)      5.14(b)
1996-FST Admin-
istration
shares..........      0.43         5.06        215,898    0.48         5.01
1996-FST Service
shares..........      0.68         4.78        115,114    0.73         4.73
1995-FST
shares..........      0.18         5.86      3,295,791    0.22         5.82
1995-FST Admin-
istration
shares..........      0.43         5.59        147,894    0.47         5.55
1995-FST Service
shares..........      0.68         5.33         65,278    0.72         5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......      0.18(b)      4.38(b)   2,774,849    0.24(b)      4.32(b)
1994-FST Pre-
ferred
Shares (d)......      0.43(b)      4.18(b)      66,113    0.49(b)      4.12(b)
1994-FST Service
shares (d)......      0.68(b)      3.98(b)      41,372    0.74(b)      3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........      0.17         3.11      1,831,413    0.25         3.03
1994-FST Admin-
istration
shares..........      0.42         2.86         35,250    0.50         2.78
1994-FST Service
shares..........      0.67         2.61         14,001    0.75         2.53
1993-FST
shares..........      0.18         3.60        813,126    0.25         3.53
1993-FST Admin-
istration
shares (e)......      0.44(b)      2.96(b)       1,124    0.52(b)      2.88(b)
1993-FST Service
shares..........      0.68         3.01            336    0.75         2.94
1992-FST
shares..........      0.18         5.72        917,073    0.27         5.63
1992-FST Service
shares (e)......      0.66(b)      4.10(b)         118    0.74(b)      4.02(b)
FOR THE PERIOD MARCH 8, 1990 (F) THROUGH JANUARY 31,
----------------------------------------------------
1991-FST
shares..........      0.18(b)      8.04(b)     578,495    0.28(b)      7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January 1992, respectively.
(f) Commencement of operations.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0550      $    --      $0.0550     $(0.0550)     $1.00     5.63%
1997-FST Pre-
ferred shares...     1.00     0.0544           --       0.0544      (0.0544)      1.00     5.53
1997-FST Admin-
istration
shares..........     1.00     0.0526           --       0.0526      (0.0526)      1.00     5.37
1997-FST Service
shares..........     1.00     0.0499           --       0.0499      (0.0499)      1.00     5.11
1996-FST
shares..........     1.00     0.0533       0.0001       0.0534      (0.0534)      1.00     5.45
1996-FST Pre-
ferred
shares (c)......     1.00     0.0348           --       0.0348      (0.0348)      1.00     5.31(b)
1996-FST Admin-
istration
shares..........     1.00     0.0504       0.0001       0.0505      (0.0505)      1.00     5.19
1996-FST Service
shares..........     1.00     0.0484           --       0.0484      (0.0484)      1.00     4.93
1995-FST
Shares..........     1.00     0.0589           --       0.0589      (0.0589)      1.00     6.07
1995-FST Admin-
istration
shares..........     1.00     0.0561           --       0.0561      (0.0561)      1.00     5.80
1995-FST Service
shares (c)......     1.00     0.0231           --       0.0231      (0.0231)      1.00     5.41(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......     1.00     0.0305           --       0.0305      (0.0305)      1.00     4.91(b)
1994-FST Admin-
istration
shares (c)......     1.00     0.0298           --       0.0298      (0.0298)      1.00     4.65(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       ------------------------
                               RATIO OF NET    NET                 RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        5.50%    $4,346,519    0.23%        5.45%
1997-FST Pre-
ferred shares...      0.28         5.44         20,258    0.33         5.39
1997-FST Admin-
istration
shares..........      0.43         5.26        221,256    0.48         5.21
1997-FST Service
shares..........      0.68         4.99        316,304    0.73         4.94
1996-FST
shares..........      0.18         5.33      2,540,366    0.23         5.28
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.23(b)      17,510    0.33(b)      5.18(b)
1996-FST Admin-
istration
shares..........      0.43         5.04        165,766    0.48         4.99
1996-FST Service
shares..........      0.68         4.84        234,376    0.73         4.79
1995-FST
Shares..........      0.15         5.89      2,069,197    0.23         5.81
1995-FST Admin-
istration
shares..........      0.40         5.61        137,412    0.48         5.53
1995-FST Service
shares (c)......      0.65(b)      4.93(b)       4,219    0.73(b)      4.85(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......      0.11(b)      4.88(b)     862,971    0.25(b)      4.74(b)
1994-FST Admin-
istration
shares (c)......      0.36(b)      4.82(b)      66,560    0.50(b)      4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST, FST Administration, FST Service and FST Preferred share activity commenced May 18, 1994, May 20, 1994, July 14, 1995 and May 1, 1996,
    respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
           ----------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........    $1.00    $0.0235       $--         $0.0235     $(0.0235)     $1.00     5.73%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0228        --          0.0228      (0.0228)      1.00     5.62 (b)
1997-FST Admin-
istration
shares..........     1.00     0.0223        --          0.0223      (0.0223)      1.00     5.47 (b)
1997-FST Service
shares..........     1.00     0.0217        --          0.0217      (0.0217)      1.00     5.20 (b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........      0.08%(b)     5.59%(b) $218,192     0.43%(b)      5.24%(b)
1997-FST Pre-
ferred Shares...      0.18 (b)     5.50 (b)      558     0.53 (b)      5.15 (b)
1997-FST Admin-
istration
shares..........      0.33 (b)     5.33 (b)    1,457     0.68 (b)      4.98 (b)
1997-FST Service
shares..........      0.58 (b)     5.17 (b)      814     0.93 (b)      4.82 (b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Commencement of operations.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0536     $ 0.0001      $0.0537     $(0.0537)     $1.00     5.50%
1997-FST Pre-
ferred shares...     1.00     0.0532       0.0001       0.0533      (0.0533)      1.00     5.40
1997-FST Admin-
istration
shares..........     1.00     0.0512       0.0001       0.0513      (0.0513)      1.00     5.24
1997-FST Service
shares..........     1.00     0.0487       0.0001       0.0488      (0.0488)      1.00     4.98
1996-FST
shares..........     1.00     0.0522       0.0003       0.0525      (0.0524)      1.00     5.35
1996-FST Pre-
ferred
shares (c)......     1.00     0.0342       0.0001       0.0343      (0.0343)      1.00     5.24(b)
1996-FST Admin-
istration shares
 ................     1.00     0.0497       0.0002       0.0499      (0.0498)      1.00     5.09
1996-FST Service
shares .........     1.00     0.0472       0.0002       0.0474      (0.0474)      1.00     4.83
1995-FST shares
 ................     1.00     0.0573       0.0005       0.0578      (0.0578)      1.00     5.96
1995-FST Admin-
istration shares
 ................     1.00     0.0547       0.0005       0.0552      (0.0552)      1.00     5.69
1995-FST Service
shares .........     1.00     0.0521       0.0005       0.0526      (0.0526)      1.00     5.43
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0379      (0.0001)      0.0378      (0.0378)      1.00     4.23(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0388      (0.0001)      0.0387      (0.0387)      1.00     3.97(b)
1994-FST Service
shares (d)......     1.00     0.0349      (0.0001)      0.0348      (0.0348)      1.00     3.71(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0301       0.0007       0.0308      (0.0307)      1.00     3.11
1994-FST Admin-
istration shares
 ................     1.00     0.0276       0.0006       0.0282      (0.0281)      1.00     2.85
1994-FST Service
shares .........     1.00     0.0251       0.0008       0.0259      (0.0256)      1.00     2.60
1993-FST shares
 ................     1.00     0.0342       0.0012       0.0354      (0.0355)      1.00     3.69
1993-FST Admin-
istration
shares (e)......     1.00     0.0009           --       0.0009      (0.0009)      1.00     2.83(b)
1993-FST Service
shares .........     1.00     0.0296       0.0016       0.0312      (0.0309)      1.00     3.17
1992-FST shares
 ................     1.00     0.0549       0.0015       0.0564      (0.0561)      1.00     5.84
1992-FST Service
shares (e)......     1.00     0.0113       0.0006       0.0119      (0.0116)      1.00     4.47(b)
FOR THE PERIOD MARCH 5, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST
shares..........     1.00     0.0600       0.0006       0.0606      (0.0605)      1.00     8.06(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       ------------------------
                               RATIO OF NET    NET                 RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        5.36%    $2,217,943    0.23%        5.31%
1997-FST Pre-
ferred shares...      0.28         5.32        245,355    0.33         5.27
1997-FST Admin-
istration
shares..........      0.43         5.12        738,865    0.48         5.07
1997-FST Service
shares..........      0.68         4.87        312,991    0.73         4.82
1996-FST
shares..........      0.18         5.22      2,291,051    0.24         5.16
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.11(b)      46,637    0.34(b)      5.05(b)
1996-FST Admin-
istration shares
 ................      0.43         4.97        536,895    0.49         4.91
1996-FST Service
shares .........      0.68         4.72        220,560    0.74         4.66
1995-FST shares
 ................      0.18         5.73      1,587,715    0.23         5.68
1995-FST Admin-
istration shares
 ................      0.43         5.47        283,186    0.48         5.42
1995-FST Service
shares .........      0.68         5.21        139,117    0.73         5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......      0.18(b)      4.13(b)     958,196    0.25(b)      4.06(b)
1994-FST Admin-
istration
shares (d)......      0.43(b)      4.24(b)      82,124    0.50(b)      4.17(b)
1994-FST Service
shares (d)......      0.68(b)      3.82(b)      81,162    0.75(b)      3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........      0.17         3.01        812,420    0.24         2.94
1994-FST Admin-
istration shares
 ................      0.42         2.76         24,485    0.49         2.69
1994-FST Service
shares .........      0.67         2.51         35,656    0.74         2.44
1993-FST shares
 ................      0.18         3.42        776,181    0.26         3.34
1993-FST Admin-
istration
shares (e)......      0.43(b)      2.83(b)           1    0.51(b)      2.75(b)
1993-FST Service
shares .........      0.68         2.96          5,155    0.76         2.88
1992-FST shares
 ................      0.18         5.49        413,171    0.28         5.39
1992-FST Service
shares (e)......      0.68(b)      3.77(b)       3,634    0.78         3.67(b)
FOR THE PERIOD MARCH 5, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST
shares..........      0.21(b)      7.74(b)     229,988    0.34(b)      7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration and PST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f) Commencement of operations.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
           ----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1997-FST
shares (c)......    $1.00    $0.0423      $0.0004      $0.0427     ($0.0427)     $1.00     5.25%(b)
1997-FST Pre-
ferred
shares (c)......     1.00     0.0296          --        0.0296      (0.0296)      1.00     5.13 (b)
1997-FST Admin-
istration
shares (c)......     1.00     0.0364       0.0003       0.0367      (0.0367)      1.00     4.99 (b)
1997-FST Service
shares (c)......     1.00     0.0380       0.0003       0.0383      (0.0383)      1.00     4.71 (b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1997-FST
shares (c)......      0.18%(b)     5.09%(b) $496,419     0.29%(b)      4.98%(b)
1997-FST Pre-
ferred
shares (c)......      0.28(b)      5.00(b)         2     0.39(b)       4.89(b)
1997-FST Admin-
istration
shares (c)......      0.43(b)      4.84(b)     4,159     0.54(b)       4.73(b)
1997-FST Service
shares (c)......      0.68(b)      4.62(b)    20,177     0.79(b)       4.51(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0541      $   --       $0.0541     $(0.0541)     $1.00     5.54%
1997-FST Pre-
ferred shares...     1.00     0.0534          --        0.0534      (0.0534)      1.00     5.43
1997-FST Admin-
istration
shares..........     1.00     0.0515          --        0.0515      (0.0515)      1.00     5.28
1997-FST Service
shares..........     1.00     0.0491          --        0.0491      (0.0491)      1.00     5.02
1996-FST
shares..........     1.00     0.0525      0.0001        0.0526      (0.0526)      1.00     5.38
1996-FST Pre-
ferred
shares (c)......     1.00     0.0344      0.0001        0.0345      (0.0345)      1.00     5.26(b)
1996-FST Admin-
istration
shares..........     1.00     0.0501      0.0001        0.0502      (0.0502)      1.00     5.12
1996-FST Service
shares..........     1.00     0.0474      0.0001        0.0475      (0.0475)      1.00     4.86
1995-FST
shares..........     1.00     0.0581      0.0001        0.0582      (0.0582)      1.00     6.00
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0424          --        0.0424      (0.0424)      1.00     4.36(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0426          --        0.0426      (0.0426)      1.00     4.10(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994-FST
shares (c)......     1.00     0.0256      0.0001        0.0257      (0.0257)      1.00     3.14(b)
1994-FST Admin-
istration
shares (c)......     1.00     0.0120      0.0001        0.0121      (0.0121)      1.00     2.87(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       ------------------------
                               RATIO OF NET    NET                 RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        5.41%    $1,478,539    0.24%        5.35%
1997-FST Pre-
ferred shares...      0.28         5.34          7,147    0.34         5.28
1997-FST Admin-
istration
shares..........      0.43         5.15        299,804    0.49         5.09
1997-FST Service
shares..........      0.68         4.91        580,200    0.74         4.85
1996-FST
shares..........      0.18         5.25        858,769    0.24         5.19
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.14(b)         112    0.34(b)      5.08(b)
1996-FST Admin-
istration
shares..........      0.43         5.01        145,108    0.49         4.95
1996-FST Service
shares..........      0.68         4.74        223,554    0.74         4.68
1995-FST
shares..........      0.18         5.81        743,884    0.24         5.75
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......      0.15(b)      4.64(b)     258,350    0.25(b)      4.54(b)
1994-FST Admin-
istration
shares (d)......      0.40(b)      4.67(b)      54,253    0.50(b)      4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994-FST
shares (c)......      0.08(b)      3.10(b)      44,697    0.59(b)      2.59(b)
1994-FST Admin-
istration
shares (c)......      0.35(b)      2.85(b)      14,126    0.76(b)      2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Administration share, FST Service share and FST Preferred share activity commenced April 6, 1993, September 1, 1993, May 16, 1995 and May 1, 1996, respectively.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
             -------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1997-FST
shares(c).......    $1.00    $0.0454       $ --       $0.0454     $(0.0454)     $1.00     5.51%(b)
1997-FST Pre-
ferred
shares(c).......     1.00     0.0311         --        0.0311      (0.0311)      1.00     5.43(b)
1997-FST
Administration
shares(c).......     1.00     0.0388         --        0.0388      (0.0388)      1.00     5.27(b)
1997-FST Service
shares(c).......     1.00     0.0379         --        0.0379      (0.0379)      1.00     5.00(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------
1997-FST
shares(c).......      0.18%(b)     5.39%(b) $1,125,681    0.27%(b)      5.30%(b)
1997-FST Pre-
ferred
shares(c).......      0.28(b)      5.26(b)     194,375    0.37(b)       5.17(b)
1997-FST
Administration
shares(c).......      0.43(b)      5.15(b)     625,334    0.52(b)       5.06(b)
1997-FST Service
shares(c).......      0.68(b)      4.78(b)     228,447    0.77(b)       4.69(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........    $1.00    $0.0350       $  --       $0.0350     $(0.0350)     $1.00     3.54%
1997-FST Pre-
ferred shares...     1.00     0.0339          --        0.0339      (0.0339)      1.00     3.43
1997-FST Admin-
istration
shares..........     1.00     0.0327          --        0.0327      (0.0327)      1.00     3.28
1997-FST Service
shares..........     1.00     0.0301          --        0.0301      (0.0301)      1.00     3.02
1996-FST
shares..........     1.00     0.0335          --        0.0335      (0.0335)      1.00     3.39
1996-FST Pre-
ferred shares...     1.00     0.0218          --        0.0218      (0.0218)      1.00     3.30(b)
1996-FST Admin-
istration
shares (c)......     1.00     0.0310          --        0.0310      (0.0310)      1.00     3.13
1996-FST Service
shares..........     1.00     0.0285          --        0.0285      (0.0285)      1.00     2.88
1995-FST
shares..........     1.00     0.0381          --        0.0381      (0.0381)      1.00     3.89
1995-FST Admin-
istration
shares..........     1.00     0.0354          --        0.0354      (0.0354)      1.00     3.63
1995-FST Service
shares..........     1.00     0.0332          --        0.0332      (0.0332)      1.00     3.38
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......     1.00     0.0156          --        0.0156      (0.0156)      1.00     3.41(b)
1994-FST Admin-
istration
shares (c)......     1.00     0.0136          --        0.0136      (0.0136)      1.00     3.19(b)
1994-FST Service
shares (c)......     1.00     0.0091          --        0.0091      (0.0091)      1.00     3.11(b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      ------------------------
                                               NET
                               RATIO OF NET ASSETS AT             RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF    INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO  INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS       ASSETS
            --------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18%        3.50%    $939,407     0.24%        3.44%
1997-FST Pre-
ferred shares...      0.28         3.39       35,152     0.34         3.33
1997-FST Admin-
istration
shares..........      0.43         3.27      103,049     0.49         3.21
1997-FST Service
shares..........      0.68         3.01       42,578     0.74         2.95
1996-FST
shares..........      0.18         3.35      440,838     0.23         3.30
1996-FST Pre-
ferred shares...      0.28(b)      3.26(b)    28,731     0.33(b)      3.21(b)
1996-FST Admin-
istration
shares (c)......      0.43         3.10       51,661     0.48         3.05
1996-FST Service
shares..........      0.68         2.85       19,855     0.73         2.80
1995-FST
shares..........      0.14         3.81      448,367     0.24         3.71
1995-FST Admin-
istration
shares..........      0.39         3.54       20,939     0.49         3.44
1995-FST Service
shares..........      0.64         3.32       19,860     0.74         3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......      0.07(b)      3.42(b)   183,570     0.31(b)      3.18(b)
1994-FST Admin-
istration
shares (c)......      0.32(b)      3.25(b)     2,042     0.56(b)      3.01(b)
1994-FST Service
shares (c)......      0.57(b)      3.32(b)     2,267     0.81(b)      3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Administration share, FST Service share and FST Preferred share activity commenced July 19, 1994, August 1, 1994, September 23, 1994 and May 1, 1996, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
---------------------------------------  ---------------------------------------
To the Shareholders and Board of Trustees of the Goldman Sachs Trust--Financial Square Funds:

 We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Trust--Financial Square Funds (a Delaware business trust comprising the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds), including the statements of investments as of December 31, 1997, and the related statements of operations, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Goldman Sachs Trust--Financial Square Funds as of December 31, 1997, the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
February 12, 1998
                                         ---------------------------------------
---------------------------------------

               VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

  The proposals described below were submitted to a vote of shareholders of Financial Square Funds (the "Trust") at a Special Meeting of Shareholders held on April 1, 1997 and reconvened on April 24, 1997 (the "Meeting"):

--------------------------------------------------------------------------------
PROPOSAL NO. 1--ELECTION OF TRUSTEES:

--------------------------------------------------------------------------------

  At the Meeting, Ashok Bakhru, David B. Ford, Douglas Grip, John McNulty, Mary McPherson, Richard Strubel, Alan Shuch, Jackson Smart and William Springer were elected to the Trust's Board of Trustees. In electing directors, the Trust's shareholders voted as follows:/1/

  DIRECTOR                      FOR         AGAINST     ABSTAIN     BROKER NON-VOTES
  --------               ------------------ ------- --------------- ----------------
Ashok Bakhru............ 13,198,134,650.489    0    317,290,085.560        0
David B. Ford........... 13,196,882,310.419    0    318,542,425.630        0
Douglas Grip............ 13,198,421,139.119    0    317,003,596.930        0
John McNulty............ 13,192,672,508.499    0    322,752,227.550        0
Mary McPherson.......... 13,198,375,102.859    0    317,049,638.190        0
Richard Strubel......... 13,198,269,677.579    0    317,155,058.470        0
Alan Shuch.............. 13,196,888,161.369    0    318,536,574.680        0
Jackson Smart........... 13,186,250,475.539    0    329,174,260.510        0
William Springer........ 13,186,378,105.759    0    329,046,630.290        0

--------------------------------------------------------------------------------
PROPOSAL NO. 2--RATIFICATION OF THE SELECTION OF ARTHUR ANDERSEN LLP AS THE
              TRUST"S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 1997:

--------------------------------------------------------------------------------

  At the Meeting, the Trust's shareholders approved Proposal No. 2 as follows:/1/

    FOR                   AGAINST               ABSTAIN           BROKER NON-VOTES
------------------     --------------       ---------------       ----------------
12,740,448,568.959     86,008,900.390       688,967,266.700              0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(B)--APPROVAL OF AN AMENDMENT TO THE TRUST'S DECLARATION OF TRUST
                TO PERMIT INVESTMENT OF EACH FUND'S ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the Trust's shareholders approved Proposal No. 4(B) as follows:/1/

    FOR                    AGAINST               ABSTAIN           BROKER NON-VOTES
------------------     ---------------       ---------------       ----------------
11,979,828,027.249     666,114,085.840       869,482,622.960              0

--------------------------------------------------------------------------------
PROPOSAL NO. 3--APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each of the Trust's portfolios (each, a "Fund" and collectively, the "Funds") approved Proposal No. 3 as follows:

          FUND                  FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            ---------------- ------------- -------------- ----------------
FST--Prime Obligations..  2,750,763,971.82 19,674,207.77  19,428,103.21         0
FST--Government.........    614,737,552.22 49,958,078.95 212,013,615.15         0
FST--Treasury Obliga-
 tions..................  1,643,159,064.65  3,422,314.12  23,291,123.97         0
FST--Money Market.......  1,768,028,087.81    551,572.88 237,836,598.85         0
FST--Tax-Free...........    321,403,549.04  2,303,384.98      73,216.10         0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(A)--APPROVAL OF AN AMENDMENT TO THE FUND'S INVESTMENT
                RESTRICTIONS TO PERMIT EACH FUND TO INVEST ALL OF ITS ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 4(A) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,632,813,935.56 137,676,305.03  19,376,042.21         0
FST--Government.........    600,507,908.99  50,171,200.71 226,030,136.62         0
FST--Treasury Obliga-
 tions..................  1,534,118,627.46 112,516,646.34  23,237,228.94         0
FST--Money Market.......  1,622,692,959.96 119,723,518.11 263,999,781.47         0
FST--Tax-Free...........    321,385,838.42   2,341,263.05      53,048.65         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(A)--INVESTMENT POLICY ON ISSUER DIVERSIFICATION:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(A) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,025,173,322.36 741,685,870.02  23,007,090.42         0
FST--Government.........    492,127,188.66  94,058,605.71 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,590,614,773.93   3,298,162.45  75,959,566.36         0
FST--Money Market.......  1,641,176,450.29  93,217,845.13 272,021,964.12         0
FST--Tax-Free...........    319,424,168.46   2,303,384.98   2,052,596.68         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(B)--INVESTMENT POLICY ON INDUSTRY CONCENTRATION:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(B) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,113,864,890.90 655,676,834.86  20,324,557.04         0
FST--Government.........    536,127,188.66  50,058,605.71 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,584,005,181.34  10,354,359.55  75,512,961.85         0
FST--Money Market.......  1,727,011,799.59   7,162,833.03 272,241,626.92         0
FST--Tax-Free...........    319,424,168.46   2,303,384.98   2,052,596.68         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(C)--INVESTMENT POLICIES ON BORROWING, MARGIN PURCHASES AND
                PLEDGING ASSETS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(C) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,032,851,854.68 735,012,001.25  22,002,426.87         0
FST--Government.........    536,014,593.26  50,171,201.11 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,472,597,369.41 121,761,319.48  75,513,813.85         0
FST--Money Market.......  1,597,694,673.27 116,718,197.61 292,003,388.66         0
FST--Tax-Free...........    320,117,743.24   2,515,405.70   1,147,001.18         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(D)--INVESTMENT POLICY ON LOANS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(D) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,137,654,263.39 631,935,174.22  20,276,845.19         0
FST--Government.........    536,127,188.66  50,058,605.71 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,563,411,594.51  10,339,372.94  96,121,535.29         0
FST--Money Market.......  1,647,121,629.22  86,498,763.32 272,795,867.00         0
FST--Tax-Free...........    321,423,716.49   2,303,384.98      53,048.65         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(E)--INVESTMENT POLICY ON UNDERWRITING:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(E) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,107,675,459.08 604,973,342.98  77,217,480.74         0
FST--Government.........    536,127,188.66  50,058,605.71 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,563,423,400.52  10,339,372.93  96,109,729.29         0
FST--Money Market.......  1,647,222,596.46  86,498,763.32 272,694,899.76         0
FST--Tax-Free...........    321,423,716.49   2,303,384.98      53,048.65         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(F)--INVESTMENT POLICY ON REAL ESTATE AND OIL AND GAS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal 5(F) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,864,040,389.62 866,974,034.38  58,851,858.80         0
FST--Government.........    498,311,661.41  87,874,132.96 290,523,451.95         0
FST--Treasury Obliga-
 tions..................  1,543,861,427.62  29,902,197.83  96,108,877.29         0
FST--Money Market.......  1,502,832,684.48 162,262,211.64 341,321,363.42         0
FST--Tax-Free...........    320,329,763.96   2,303,384.98   1,147,001.18         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(G)--INVESTMENT POLICY ON COMMODITIES:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(G) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,955,328,415.10 783,843,073.32  50,694,794.38         0
FST--Government.........    536,127,188.66  50,061,283.54 290,520,774.12         0
FST--Treasury Obliga-
 tions..................  1,462,302,194.33 111,554,993.46  96,015,314.95         0
FST--Money Market.......  1,592,467,171.50 141,153,221.04 272,795,867.00         0
FST--Tax-Free...........    315,235,397.48   6,492,155.96   2,052,596.68         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(H)--INVESTMENT POLICY ON SENIOR SECURITIES:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(H) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  2,006,584,642.16 735,239,141.88  48,042,498.76         0
FST--Government.........    536,017,271.49  50,171,200.71 290,520,774.12         0
FST--Treasury Obliga-
 tions..................  1,557,058,699.27  16,150,312.24  96,663,491.23         0
FST--Money Market.......  1,598,123,371.27 116,417,284.77 291,875,603.50         0
FST--Tax-Free...........    320,329,763.96   2,303,384.98   1,147,001.18         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(I)--INVESTMENT RESTRICTION CONCERNING SHORT SALES OF SECURITIES:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(I) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,881,193,604.90 848,795,361.47  59,877,316.43         0
FST--Government.........    535,990,656.40  50,171,201.11 290,547,388.81         0
FST--Treasury Obliga-
 tions..................  1,458,090,940.53 115,131,990.67  96,649,571.54         0
FST--Money Market.......  1,570,114,107.56  94,298,763.32 342,003,388.66         0
FST--Tax-Free...........    316,140,992.98   6,492,155.96   1,147,001.18         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(J)--INVESTMENT POLICY ON OPTIONS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(J) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,946,413,177.34 783,795,361.47  59,657,743.99         0
FST--Government.........    536,103,251.80  50,061,283.54 290,544,710.98         0
FST--Treasury Obliga-
 tions..................  1,462,545,194.90 111,204,686.55  96,122,621.29         0
FST--Money Market.......  1,531,855,599.49 132,658,238.63 341,902,421.42         0
FST--Tax-Free...........    315,235,397.48   6,492,155.96   2,052,596.68         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(K)--INVESTMENTS TO EXERCISE CONTROL:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 5(K) as follows:

          FUND                  FOR           AGAINST        ABSTAIN     BROKER NON-VOTES
          ----            ---------------- -------------- -------------- ----------------
FST--Prime Obligations..  1,958,631,006.28 774,813,086.37  56,422,190.15         0
FST--Government.........    535,990,656.80  50,171,200.71 290,547,388.81         0
FST--Treasury Obliga-
 tions..................  1,476,366,263.54 117,965,355.72  75,540,884.48         0
FST--Money Market.......  1,676,388,608.83 124,858,238.63 205,169,412.08         0
FST--Tax-Free...........    321,423,716.49   2,303,384.98      53,048.65         0

--------------------------------------------------------------------------------
PROPOSAL NO. 6--APPROVAL OF AMENDED AND RESTATED MANAGEMENT AGREEMENTS:

--------------------------------------------------------------------------------

  At the Meeting, the shareholders of each Fund approved Proposal No. 6 as follows:

          FUND                  FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
          ----            ---------------- ------------- -------------- ----------------
FST--Prime Obligations..  2,514,108,328.97 39,546,154.00 236,211,799.83         0
FST--Government.........    600,653,684.02 50,058,605.71 225,996,956.59         0
FST--Treasury Obliga-
 tions..................  1,590,952,308.54  3,061,857.61  75,858,337.59         0
FST--Money Market.......  1,816,523,365.52    474,748.46 189,418,145.56         0
FST--Tax-Free...........    319,424,168.46  2,303,384.98   2,052,596.68         0

/1/The voting results for proposal nos. 1, 2 and 4(B) reflect the vote of the shareholders of the Trust and the shareholders of Goldman Sachs Financial Square Funds.

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                                       48

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---------------------------------------  ---------------------------------------






--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan. A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent

                                                                    Goldman
                                                                    Sachs
                              Goldman Sachs Funds
                        One New York Plaza, 41st Floor
                              New York, NY 10004

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a)  Financial Statements


     Included in the Prospectus:



          Financial Highlights for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations Fund, Financial Square Premium Money Market Fund, Financial Square Government Fund, Financial Square Money Market Fund, Financial Square Treasury Instruments Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1997 (audited); and

          Financial Highlights for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1997 (audited).

     Incorporated by Reference into the Additional Statement:

          Report of Independent Public Accountants.

     Statements of Investments for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations, Financial Square Premium Money Market Fund, Financial Square Government Fund, Financial Square Money Market Fund, Financial Square Treasury Instruments Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund, as of December 31, 1997 (audited);

     Statements of Investments for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1997 (audited);

     Statements of Assets and Liabilities for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations Fund, Financial Square Premium Money Market Fund, Financial Square Government Fund, Financial Square Money Market Fund, Financial Square Treasury Instruments Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund, as of December 31, 1997 (audited);

     Statements of Assets and Liabilities for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt
     New York Portfolio for the period ended December 31, 1997 (audited);

     Statements of Operations for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations Fund, Financial Square Premium Money Market Fund, Financial Square Government Fund, Financial Square Money Market Fund, Financial Square Treasury Instruments Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund, as of December 31, 1997 (audited);

     Statements of Operations for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1997 (audited);

     Statements of Changes in Net Assets for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations Fund, Financial Square Premium Money Market Fund, Financial Square Government Fund, Financial Square Money Market Fund, Financial Square Treasury Instruments Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund, as of December 31, 1997 (audited);

     Statements of Changes in Net Assets for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt

     New York Portfolio for the period ended December 31, 1997 (audited);

     Financial Highlights for the Financial Square Treasury Obligations Fund, Financial Square Prime Obligations Fund, Financial Square Premium Money Market Fund, Financial Square Government, Financial Square Money Market Fund, Financial Square Treasury Instruments Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund, as of December 31, 1997 (audited);

     Financial Highlights for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1997 (audited);

                        Notes to Financial Statements.
                   Report of Independent Public Accountants

     The following exhibits relating to the Goldman Sachs Money Market Funds are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust's Registration Statement on Form N-1A (Accession No. 0000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950130-97-0001867); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); and to Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000-950130-98-000676); Post-Effective Amendment No. 43 to such Registration Statement. (Accession No. 0000950130- 98 - 000965)

     1(a). Agreement and Declaration of Trust. (Accession No. 0000950130-97-000573)

     1(b). Amendment No. 1 to Agreement and Declaration of Trust. (Accession No. 0000950130-97-004495)

     1(c). Amendment No. 2 to Agreement and Declaration of Trust. (Accession No. 0000950130-97-004495)

     1(d). Amendment No.3 dated January 28, 1997 to the Agreement and Declaration of Trust. (Accession No. 0000950130-98-000676)

     1(e). Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676)

     2.        By-laws of the Delaware business trust.  (Accession No.
               0000950130-97-000573)

     3.        Not applicable.

     4.        Not applicable.

     5(a). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Short Duration Government Fund and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676)

     5(b). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Adjustable Rate Government Fund and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676)

     5(b). Advisory Agreement between Registrant and Goldman, Sachs & Co., filed as Exhibit A.(Accession No. 0000950130 - 98 - 000965)

     5(c). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(d). Management Agreement dated April 30, 1997 between Registrant on behalf of Goldman Sachs Core Fixed Income Fund and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(d). Consent dated June 20, 1987 to change in duties under the Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130 - 98 - 000965)

     5(e). Management Agreement dated January 28, 1998 on behalf of the Registrant and Goldman Sachs Asset Management, Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International. (Accession No. 0000950130-98-000676)

     5(f). Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(g). Management Agreement dated April 30, 1997 between the Registrant on behalf of Goldman Sachs - Institutional Liquid Assets and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676)

     5(i). Consent pursuant to paragraph 1 of each Advisory Agreement and Distribution Agreement regarding Treasury Instruments, Tax-Exempt New Jersey and Tax-Exempt New York Portfolio (Accession No. 0000950130 - 98 - 000965)

     6. Distribution Agreement dated April 30, 1997 as amended October 21, 1997 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495)

     7.      Not applicable.

     8(a). Custodian Agreement between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856)

     8(b). Custodian Agreement between Registrant and State Street Bank and Trust Company, filed as Exhibit 1(e) (Accession No. 0000950130 - 98 - 000965)

     8(c). Letter-agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(c) (Accession No. 0000950130 - 98 - 000965)

     8(d). Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 8(a) (Accession No. 0000950130 - 98 - 000965)

     8(e). Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495)

     8(f). Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(f) (Accession No. 0000950130 - 98 - 000965)

     8(g). Letter Agreement dated March 28, 1983 between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(d) (Accession No. 0000950130 - 98 - 000965)

     8(h). Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g) (Accession No. 0000950130 - 98 - 000965)

     8(i). Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h) (Accession No. 0000950130 - 98 - 000965)

     8(j). Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i) (Accession No. 0000950130 - 98 - 000965)

     8(k). Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Accession No. 0000950130 - 98 - 000965)

            Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges (Accession No. 0000950130 - 98 - 000965)

     8(l). Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company (Accession No. 0000950130 - 98 - 000965)

     8(m). Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Accession No. 0000950130 - 98 - 000965)

     8(n). Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company (Accession No. 0000950130 - 98 - 000965)

     8(o). Letter Agreement between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters (Accession No. 0000950130 - 98 - 000965)

     8(p). Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Accession No. 0000950130 - 98 - 000965)

     8(q). Amendment dated September 15, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Accession No. 0000950130 - 98 - 000965)

     9(a). Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856)

     9(b). Fee schedule relating to Transfer Agency Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495)

      9(c). Transfer Agency Agreement dated May 1, 1988 between Registrant and Goldman, Sachs & Co. and schedule of fees pertaining thereto (Accession No. 0000950130 - 98 - 000965)

     10(a). Opinion of Drinker Biddle and Reath. (Accession No. 0000950130-97-004495)

     10(b). Opinion of Morris, Nichols, Arsht & Tunnell - (Accession No. 0000950130-97-001846).

     12.     Not applicable.

     14.     Not applicable.

     15(a). Class A Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     15(b). Class B Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     15(c) Class C Plan of Distribution pursuant to Rule 12b-1 dated January 28, 1998. (Accession No. 0000950130-98-000676)

     16.     Schedule for Computation of Performance Data. (Reference V)
                                                                      -
     18(a). Plan entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950130-95-000628)

        19. Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Sringer, Strubel, McNulty, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor. (Accession No. 0000950130-97-000805)

     19(a). Powers of Attorney dated October 21, 1997 on behalf of James A. Fitzpatrick and Valerie A. Zondorak. (Accession No. 0000950130-98-000676)


The following exhibits relating to Goldman Sachs Trust is filed herewith electronically pursuant to EDGAR rules:


11(a) Consent of Independent Auditors of Goldman Sachs - Institutional Liquid Assets.

11(b) Consent of Independent Auditors of Goldman Sachs Trust - Financial Square Fund.

15(d)  Distribution Plan Pursuant to Rule 12b-1 for Cash Management Shares.

15(e)  Service Plan for Cash Management Shares.

16. Schedule for computation of Performance Data for Goldman Sachs New York Municipal Income Fund.

27.    Financial Data Schedules.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------


Not Applicable.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------

                                                      Number of
Title of Class                                        Record Holders
--------------                                        --------------

Treasury Obligations Portfolio
   ILA Units                                                      702
   ILA Administration Units                                        87
   ILA Service Units                                                8
Treasury Instruments Portfolio
   ILA Units                                                      320
   ILA Administration Units                                        43
   ILA Service Units                                               18
Federal Portfolio
   ILA Units                                                    3,344
   ILA Administration Units                                       602
   ILA Service Units                                              139
Government Portfolio
   ILA Units                                                      792
   ILA Administration Units                                        71
   ILA Service Units                                                5
Prime Obligations Portfolio
   ILA Class A                                                    646
   ILA Units                                                      755
   ILA Class B                                                    132
   ILA Class C                                                     30
   ILA Administration Units                                       101
   ILA Service Units                                               19
Money Market Portfolio
   ILA Units                                                    1,922
   ILA Administration Units                                       884
   ILA Service Units                                                6
Tax-Exempt Diversified Portfolio
   ILA Class A                                                     68
   ILA Units                                                    2,514
   ILA Administration Units                                        27
   ILA Service Units                                               20
Tax-Exempt California Portfolio
   ILA Units                                                    1,005
   ILA Administration Units                                         4
   ILA Service Units                                                2
Tax-Exempt New York Portfolio
   ILA Units
   ILA Administration Units                                       265
   ILA Service Units                                               63
Financial Square Treasury Obligations Fund                          3
   FST Shares                                                     520
   FST Administration Shares                                      258
   FST Service Shares                                             749
   FST Preferred Shares                                            19
Financial Square Prime Obligations Fund
   FST Shares                                                     607
   FST Administration Shares                                      206
   FST Service Shares                                             391

   FST Preferred Shares                                                 23
Financial Square Government Fund
   FST Shares                                                          980
   FST Administration Shares                                           250
   FST Service Shares                                                  111
   FST Preferred Shares                                                 27
Financial Square Money Market Fund
   FST Shares                                                          591
   FST Administration Shares                                           355
   FST Service Shares                                                  189
   FST Preferred Shares                                                 47
Financial Square Tax-Free Money Market Fund
   FST Shares                                                          566
   FST Administration Shares                                            67
   FST Service Shares                                                  101
   FST Preferred Shares                                                 15
Financial Square Treasury Instruments Fund
   FST Shares                                                          161
   FST Administration Shares                                            15
   FST Service Shares                                                   10
   FST Preferred Shares                                                  4
Financial Square Federal Fund
   FST Shares                                                          285
   FST Administration Shares                                            84
   FST Service Shares                                                  213
   FST Preferred Shares                                                 13
Financial Square Municipal Money Market Fund
   FST Shares                                                            0
   FST Administration Shares                                             0
   FST Service Shares                                                    0
   FST Preferred Shares                                                  0
Financial Square Premium Money Market Fund
   FST Shares                                                           68
   FST Administration Shares                                             6
   FST Service Shares                                                    7
   FST Preferred Shares                                                  8

Goldman Sachs Short Duration Government Fund
   Class A                                                             120
   Class B                                                              48
   Class C                                                              37
   Institutional Shares                                                261
   Administration Shares                                                15
   Service Shares                                                        6
Goldman Sachs Adjustable Rate Government Fund
   Class A                                                             406
   Institutional Shares                                                836
   Administration Shares                                                20
   Service Shares                                                        5
Goldman Sachs Short Duration Tax-Free Fund
 Class A                                                               119
   Class B                                                              15
   Class C                                                              13
   Institutional Shares                                                302
   Administration Shares                                                 9

   Service Shares                               0
Goldman Sachs Core Fixed Income Fund
 Class A                                      387
   Class B                                    128
   Class C                                     67
   Institutional Shares                       217
   Administration Shares                       50
   Service Shares                               2

Goldman Sachs Global Income Fund
   Class A                                  3,575
   Class B                                    431
   Class C                                     78
   Institutional Shares                        55
   Service Shares                               4
Goldman Sachs Government Income Fund
   Class A                                  1,557
   Class B                                    472
   Class C                                     97
   Institutional Shares                         5
   Service Shares                               2
Goldman Sachs Municipal Income Fund
   Class A                                 16,422
   Class B                                     91
   Class C                                     30
   Institutional Shares                         3
   Service Shares                               1
Goldman Sachs High Yield Fund
   Class A                                  2,033
   Class B                                    757
   Class C                                    263
   Institutional Shares                         4
   Service Shares                               1
Goldman Sachs Capital Growth Fund
   Class A                                 40,993
   Class B                                  4,833
   Class C                                    772
   Institutional Shares                        16
   Service Shares                               7
Goldman Sachs CORE U.S. Equity Fund
   Class A                                 18,374
   Class B                                  4,875
   Class C                                    551
   Institutional Shares                        39
   Service Shares                               9
Goldman Sachs Small Cap Value Fund
   Class A                                 22,523
   Class B                                  4,465
   Class C                                    622
   Institutional Shares                        12
   Service Shares                               5
Goldman Sachs International Equity Fund
   Class A                                 29,151
   Class B                                  5,679

   Class C                                         362
   Institutional Shares                             53
   Service Shares                                   12
Goldman Sachs Growth and Income Fund
   Class A                                      64,580
   Class B                                      24,337
   Class C                                       2,578
   Institutional Shares                             42
   Service Shares                                   15
Goldman Sachs Asia Growth Fund
   Class A                                       9,366
   Class B                                         842
   Class C                                         131
   Institutional Shares                              9
   Service Shares                                    3
Goldman Sachs Balanced Fund
   Class A                                       7,421
   Class B                                       1,879
   Class C                                         540
   Institutional Shares                             12
   Service Shares                                    6
Goldman Sachs Mid Cap Equity Fund
   Class A                                       4,565
   Class B                                       2,597
   Class C                                         584
   Institutional Shares                             50
   Service Shares                                    6
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                       2,891
   Class B                                       1,396
   Class C                                         379
   Institutional Shares                             24
   Service Shares                                    7
Goldman Sachs Emerging Markets Equity Fund
   Class A                                         379
   Class B                                          31
   Class C                                          21
   Institutional Shares                             15
   Service Shares                                    5
Goldman Sachs CORE Small Cap Equity Fund
   Class A                                       1,158
   Class B                                         547
   Class C                                         224
   Institutional Shares                             12
   Service Shares                                    5
Goldman Sachs CORE International Equity Fund
   Class A                                         844
   Class B                                         370
   Class C                                         137
   Institutional Shares                             17
   Service Shares                                    5
Goldman Sachs Japanese Equity Fund
   Class A                                           0
   Class B                                           0

   Class C                                                0
   Institutional Shares                                   0
   Service Shares                                         0
Goldman Sachs International Small Cap Fund
   Class A                                                0
   Class B                                                0
   Class C                                                0
   Institutional Shares                                   0
   Service Shares                                         0
Goldman Sachs Real Estate Securities Fund
   Class A                                                0
   Class B                                                0
   Class C                                                0
   Institutional Shares                                   0
   Service Shares                                         0
Goldman Sachs Income Strategy Portfolio
   Class A                                              207
   Class B                                              169
   Class C                                               89
   Institutional Shares                                   5
   Service Shares                                         6
Goldman Sachs Growth & Income Strategy Portfolio
   Class A                                            1,206
   Class B                                            1,051
   Class C                                              540
   Institutional Shares                                   7
   Service Shares                                         6

Goldman Sachs Growth Strategy Portfolio
   Class A                                            1,296
   Class B                                            1,216
   Class C                                              476
   Institutional Shares                                   7
   Service Shares                                         5
Goldman Sachs Aggressive Growth Strategy Portfolio
   Class A                                              815
   Class B                                              681
   Class C                                              325
   Institutional Shares                                   5
   Service Shares                                         6

(Information supplied as of April 15, 1998)


ITEM 27. INDEMNIFICATION
         ---------------

Article III of the Declaration of Trust of Goldman Sachs Trust, Delaware business trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is filed as Exhibit 1.

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Management Agreement. The Management Agreements are filed as Exhibits 5(a) through 5(g);

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997 and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements were filed as Exhibits 6 and 9(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds, Goldman Sachs Variable Insurance Trust and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the text of which are hereby incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter, who are members of Goldman, Sachs & Co.'s Executive Committee. None of the members of the executive committee holds a position or office with the Registrant.


                       GOLDMAN SACHS EXECUTIVE COMMITTEE


     Name and Principal
     Business Address                    Position
     ----------------                    --------

     Jon S. Corzine (1)                  Chief Executive Officer
     Robert J. Hurst (1)                 Managing Director
     Henry M. Paulson, Jr. (1)           Chief Operating Officer
     John A. Thain (1)(3)                Chief Financial Officer
     John L. Thornton (3)                Managing Director
     Roy J. Zuckerberg (2)               Managing Director
     _______________________

     (1)  85 Broad Street, New York, NY 10004
     (2)  One New York Plaza, New York, NY 10004
     (3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,   England

(c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Declaration of Trust, By-laws, minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

ITEM 31. MANAGEMENT SERVICES
         -------------------

Not applicable.

ITEM 32.  UNDERTAKINGS
          ------------

(a) The Portfolios undertake to furnish each person to whom a prospectus is delivered with the latest Annual Report.

                                  SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 28th day of April, 1998.


GOLDMAN SACHS TRUST
(A Delaware business trust)


By: /s/ Michael J. Richman
    ----------------------
    Michael J. Richman
    Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


NAME                            TITLE                  DATE
----                            -----                  ----
*Douglas C. Grip               President and
 Douglas C. Grip               Trustee                 April 23, 1998

*Scott M. Gilman               Principal Accounting
 Scott M. Gilman               Officer And Principal
                               Financial Officer       April 23, 1998

*David B. Ford                 Trustee                 April 23, 1998
 David B. Ford

*Mary Patterson McPherson      Trustee                 April 23, 1998
 Mary Patterson McPherson

*Ashok N. Bakhru               Trustee                 April 23, 1998
 Ashok N. Bakhru

*Alan A. Shuch                 Trustee                 April 23, 1998
 Alan A. Shuch

*Jackson W. Smart              Trustee                 April 23, 1998
 Jackson W. Smart, Jr.

*John P. McNulty               Trustee                 April 23, 1998
 John P. McNulty

*William H. Springer           Trustee                 April 23, 1998
 William H. Springer

*Richard P. Strubel            Trustee                 April 23, 1998
 Richard P. Strubel
 Richard P. Strubel


*By:/s/ Michael J. Richman
    ----------------------
    Michael J. Richman,
    Attorney-In-Fact


 * Pursuant to a power of attorney previously filed.

                              GOLDMAN SACHS TRUST

                          (a Delaware Business Trust)

                           CERTIFICATE OF SECRETARY

        The foregoing resolution was duly adopted by the Board of Trustees of Goldman Sachs Trust at a Meeting of the Board of Trustees held on April 23, 1998, and remains in effect on the date hereof:

        RESOLVED, that the trustees and officers of the Trust who may be required to execute any amendments to the Trust's Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Michael J. Richman, Howard B. Surloff and Valerie A. Zondorak their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of the Trust any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, being hereby ratified and approved.

        IN WITNESS WHEREOF, I have hereunto set my hand this 24, day of April, 1998.

                                                /s/ Michael R. Richman
                                                Secretary

                               Index To Exhibits


11(a).    Consent of Independent Auditors of G/S - ILA

11(b).    Consent of Independent and of G/S Trust - Financial Square Fund.

15(d).    Distribution Plan Pursuant to Rule 12b-1 for Cash Management Shares.

15(e).    Service Plan for Cash Management Shares.

16. Schedule for Computation of Performance Data for the Goldman Sachs New York Municipal Income Fund.

27.       Financial Data Schedules.